     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2006

                       1933 ACT REGISTRATION NO. 333-37728
                       1940 ACT REGISTRATION NO. 811-07325

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       POST-EFFECTIVE AMENDMENT NO. 18 [X]

                                       AND
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 71 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                           PRUCO LIFE FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7333
    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-4708
                     (Name and address of agent for service)

                                   Copies to:

                             C. CHRISTOPHER SPRAGUE
                        VICE PRESIDENT, CORORATE COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2006 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on ____________  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

STRATEGIC PARTNERS(SM)
ANNUITY ONE 3
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2006



THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION, AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.


THE FUNDS
------------------------------------------------------------

Strategic Partners Annuity One 3 offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series. (see next page for list of portfolios currently offered).

   You may choose between two basic versions of Strategic Partners Annuity One
3. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Annuity One 3, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.

PLEASE READ THIS PROSPECTUS
------------------------------------------------------------
Please read this prospectus before purchasing a Strategic Partners Annuity One 3 variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.

TO LEARN MORE ABOUT STRATEGIC PARTNERS ANNUITY ONE 3
------------------------------------------------------------

To learn more about the Strategic Partners Annuity One 3 variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street N.E., Washington, D.C. 20549. (See SEC file numbers 333-37728 and 333-103474) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Annuity One 3 SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 11 of this prospectus.

   For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS ANNUITY ONE 3 IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA                                                                 ORD01142

THE PRUDENTIAL SERIES FUND



Jennison Portfolio


Prudential Equity Portfolio


Prudential Global Portfolio


Prudential Money Market Portfolio


Prudential Stock Index Portfolio


Prudential Value Portfolio


SP AIM Core Equity Portfolio


SP Davis Value Portfolio


SP LSV International Value Portfolio


SP Mid Cap Growth Portfolio


SP PIMCO High Yield Portfolio


SP PIMCO Total Return Portfolio


SP Prudential U.S. Emerging Growth Portfolio


SP Small-Cap Growth Portfolio


SP Small Cap Value Portfolio


SP Strategic Partners Focused Growth Portfolio


SP T. Rowe Price Large-Cap Growth Portfolio


SP William Blair International Growth Portfolio



AMERICAN SKANDIA TRUST



AST Advanced Strategies Portfolio


AST Aggressive Asset Allocation Portfolio


AST AllianceBernstein Core Value Portfolio


AST AllianceBernstein Growth & Income Portfolio


AST AllianceBernstein Managed Index 500 Portfolio


AST American Century Income & Growth Portfolio


AST American Century Strategic Balanced Portfolio


AST Balanced Asset Allocation Portfolio


AST Capital Growth Asset Allocation Portfolio


AST Cohen & Steers Realty Portfolio


AST Conservative Asset Allocation Portfolio


AST DeAM Large-Cap Value Portfolio


AST DeAM Small-Cap Growth Portfolio


AST DeAM Small-Cap Value Portfolio


AST Federated Aggressive Growth Portfolio


AST First Trust Balanced Target Portfolio


AST First Trust Capital Appreciation Target Portfolio


AST Global Allocation Portfolio


AST Goldman Sachs Concentrated Growth Portfolio


AST Goldman Sachs Mid-Cap Growth Portfolio


AST High Yield Portfolio


AST JPMorgan International Equity Portfolio


AST Large-Cap Value Portfolio


AST Lord Abbett Bond-Debenture Portfolio


AST Marsico Capital Growth Portfolio


AST MFS Global Equity Portfolio


AST MFS Growth Portfolio


AST Mid-Cap Value Portfolio


AST Neuberger Berman Mid-Cap Growth Portfolio


AST Neuberger Berman Mid-Cap Value Portfolio


AST PIMCO Limited Maturity Bond Portfolio


AST Preservation Asset Allocation Portfolio


AST Small-Cap Value Portfolio


AST T. Rowe Price Asset Allocation Portfolio


AST T. Rowe Price Global Bond Portfolio


AST T. Rowe Price Natural Resources Portfolio



GARTMORE VARIABLE INSURANCE TRUST



GVIT Developing Markets Fund



JANUS ASPEN SERIES



Large Cap Growth Portfolio -- Service Shares

CONTENTS
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                                       PART I: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS
                                       -------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary...........................................      6
                                                Summary............................................     11
                                                Risk Factors.......................................     15
                                                Summary Of Contract Expenses.......................     16
                                                Expense Examples...................................     21

                                       PART II: STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-11
                                       ------------------------------------------------------------
                                           Section 1: What Is The Strategic Partners Annuity One 3
                                             Variable Annuity? ....................................     27
                                                Short Term Cancellation Right Or "Free Look".......     28
                                           Section 2: What Investment Options Can I Choose?........     29
                                                Variable Investment Options........................     29
                                                Fixed Interest Rate Options........................     45
                                                Market Value Adjustment Option.....................     46
                                                Transfers Among Options............................     47
                                                Additional Transfer Restrictions...................     48
                                                Dollar Cost Averaging..............................     49
                                                Asset Allocation Program...........................     50
                                                Auto-Rebalancing...................................     50
                                                Scheduled Transactions.............................     50
                                                Voting Rights......................................     51
                                                Substitution.......................................     51
                                           Section 3: What Kind Of Payments Will I Receive During
                                             The Income Phase (Annuitization)?.....................     52
                                                Payment Provisions.................................     52
                                                Payment Provisions Without The Guaranteed Minimum
                                                  Income Benefit...................................     52
                                                    Option 1: Annuity Payments For A Fixed
                                                      Period.......................................     52
                                                    Option 2: Life Income Annuity Option...........     52
                                                    Option 3: Interest Payment Option..............     53
                                                    Other Annuity Options..........................     53
                                                Tax Considerations.................................     53
                                                Guaranteed Minimum Income Benefit..................     53
                                                    GMIB Roll-Up...................................     54
                                                    GMIB Option 1 -- Single Life Payout Option.....     56
                                                    GMIB Option 2 -- Joint Life Payout Option......     56
                                                How We Determine Annuity Payments..................     56
                                           Section 4: What Is The Death Benefit?...................     59
                                                Beneficiary........................................     59
                                                Calculation Of The Death Benefit...................     59
                                                Guaranteed Minimum Death Benefit...................     59
                                                    GMDB Roll-Up...................................     59
                                                    GMDB Step-Up...................................     60
                                                Special Rules If Joint Owners......................     61
                                                Highest Daily Value Death Benefit..................     61
                                                Calculation Of The Highest Daily Value Death
                                                  Benefit..........................................     62
                                                Payout Options.....................................     62
                                                Earnings Appreciator Benefit.......................     63
                                                Spousal Continuance Benefit........................     64
                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     67
                                                Lifetime Five Income Benefit.......................     67
                                                Spousal Lifetime Five Income Benefit...............     73

CONTENTS CONTINUED
--------------------------------------------------------------------------------

                                           Section 6: What Is The Income Appreciator Benefit?......     79
                                                Income Appreciator Benefit.........................     79
                                                Calculation Of The Income Appreciator Benefit......     79
                                                Income Appreciator Benefit Options During The
                                                  Accumulation Phase...............................     80
                                           Section 7: How Can I Purchase A Strategic Partners
                                             Annuity One 3 Contract?...............................     83
                                                Purchase Payments..................................     83
                                                Allocation Of Purchase Payments....................     83
                                                Credits............................................     83
                                                Calculating Contract Value.........................     84
                                           Section 8: What Are The Expenses Associated With The
                                             Strategic Partners Annuity One 3 Contract?............     85
                                                Insurance And Administrative Charges...............     85
                                                Withdrawal Charge..................................     86
                                                Waiver Of Withdrawal Charges For Critical Care.....     87
                                                Contract Maintenance Charge........................     87
                                                Guaranteed Minimum Income Benefit Charge...........     87
                                                Income Appreciator Benefit Charge..................     88
                                                Earnings Appreciator Benefit Charge................     88
                                                Taxes Attributable To Premium......................     89
                                                Transfer Fee.......................................     89
                                                Company Taxes......................................     89
                                                Underlying Mutual Fund Fees........................     89
                                           Section 9: How Can I Access My Money?...................     90
                                                Withdrawals During The Accumulation Phase..........     90
                                                Automated Withdrawals..............................     90
                                                Suspension Of Payments Or Transfers................     90
                                           Section 10: What Are The Tax Considerations Associated
                                             With The Strategic Partners Annuity One 3 Contract?...     92
                                                Contracts Owned By Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans)....................     92
                                                Contracts Held By Tax-Favored Plans................     95
                                           Section 11: Other Information...........................     99
                                                Pruco Life Insurance Company.......................     99
                                                The Separate Account...............................     99
                                                Sale And Distribution Of The Contract..............     99
                                                Litigation.........................................    100
                                                Assignment.........................................    101
                                                Financial Statements...............................    101
                                                Statement Of Additional Information................    101
                                                Householding.......................................    101
                                                Market Value Adjustment Formula....................    102
                                           Appendix A..............................................    105
                                                Accumulation Unit Values...........................    105
                                           Appendix B..............................................    116
                                                Selecting The Variable Annuity That's Right For
                                                  You..............................................    116

PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.

ADJUSTED PURCHASE PAYMENT


Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.


ANNUAL INCOME AMOUNT


Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up. Under the Spousal Lifetime Five Income Benefit, the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.


ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.

CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

DAILY VALUE

For purposes of the Highest Daily Value Death Benefit, which we describe below, the contract value as of the end of each business day. The Daily Value on the contract date is equal to your purchase payment.

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit, or Highest Daily Value Death Benefit, is available for an additional charge. See Section 4, "What Is The Death Benefit?"

DEATH BENEFIT TARGET DATE

With respect to the Highest Daily Value Death Benefit, the later of the contract anniversary on or after the 80th birthday of the current contract owner, the older of either joint owner or (if owned by an entity) the annuitant, or five years after the contract date.


DESIGNATED LIFE



For purposes of the Spousal Lifetime Five Income Benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the Spousal Lifetime Five Income Benefit and at the first death of one of them.


DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.


EXCESS INCOME/EXCESS WITHDRAWAL



Under the Spousal Lifetime Five Income Benefit and Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.


FIXED INTEREST RATE OPTIONS

Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
GLOSSARY CONTINUED
--------------------------------------------------------------------------------

GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEE PERIOD

A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value. The GMDB is a different death benefit than the Highest Daily Value Death Benefit, which we describe below.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-up value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced by the effect of withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

     The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

GMIB RESET

You may elect to "step-up" or "reset" your GMIB protected value if your contract value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current contract value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

GMIB ROLL-UP

We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual

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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

HIGHEST DAILY VALUE DEATH BENEFIT

An optional death benefit available for an additional charge that can provide a death benefit that exceeds the contract value on the date of death. The amount of the death benefit is determined with reference to the Highest Daily Value, as defined below.

HIGHEST DAILY VALUE

An amount equal to the highest of all previous "Daily Values" less proportional withdrawals since such date and plus any purchase payments since such date.

INCOME APPRECIATOR BENEFIT (IAB)

An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

IAB AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

A series of payments consisting of a portion of your contract value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

IAB CREDIT

An amount we add to your contract value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER


The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.


LIFETIME FIVE INCOME BENEFIT


An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners -- see "Spousal Lifetime Five Income Benefit."


MARKET VALUE ADJUSTMENT

An adjustment to your contract value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

MARKET VALUE ADJUSTMENT OPTION

This investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
GLOSSARY CONTINUED
--------------------------------------------------------------------------------

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

PROTECTED WITHDRAWAL VALUE


Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances. Under the Spousal Lifetime Five Income Benefit, Protected Withdrawal Value refers to a value that is used to determine the Annual Income Amount. The initial Protected Withdrawal Value is equal to the greatest of three specified amounts. (See "Initial Protected Withdrawal Value" within the section describing the Spousal Lifetime Five Income Benefit.)


PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
(888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.


SPOUSAL LIFETIME FIVE INCOME BENEFIT



An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.


STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Annuity One 3 variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY?

The Strategic Partners Annuity One 3 variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   There are two basic versions of the Strategic Partners Annuity One 3 variable annuity.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,

- may provide lower interest rates for fixed interest rate options and the market value adjustment option than the Contract Without Credit, and

- may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,

- may provide higher interest rates for fixed interest rate options and the market value adjustment option than the Contract With Credit, and

- may provide more available market value adjustment guarantee periods than the Contract With Credit.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

   The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.


   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.


   You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11 CONTINUED
--------------------------------------------------------------------------------

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

   If you change your mind about owning Strategic Partners Annuity One 3, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   You may also invest your money in fixed interest rate options or in a market value adjustment option.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"


   The Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit (discussed in Section 5) and the Income Appreciator Benefit (discussed in
Section 6) each may provide an additional amount upon which your annuity payments are based.


SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner or first-to-die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit (GMDB), or Highest Daily Value Death Benefit.

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value;"

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value;" or

-  the greater of the GMDB step-up value and GMDB roll-up value.

   The Highest Daily Value Death Benefit provides a death benefit equal to the greater of the base death benefit or the highest daily value less proportional withdrawals.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, are met.

   For an additional fee, you may also choose, if it is available in your contract, the Earnings Appreciator

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

supplemental death benefit, which provides a benefit payment upon the death of the sole owner, or first to die of the owner or joint owner, during the accumulation phase.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.


   In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the contract value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.


SECTION 6
WHAT IS THE INCOME APPRECIATOR BENEFIT?

The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.

SECTION 7
HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?


You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

SECTION 8
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $75,000. This charge is currently equal to the lesser of $35 or 2% of your contract value. We do not impose the contract maintenance charge if your contract value is $75,000 or more. We may impose lesser charges in certain states.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11 CONTINUED
--------------------------------------------------------------------------------

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    --  1.40% if you choose the base death benefit,

    -- 1.65% if you choose the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.25% in addition to the base death benefit charge),

    -- 1.75% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge),


    -- 1.90% if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge),



    -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit, or



    -- 0.75% if you choose the Spousal Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.


- We impose an additional insurance and administrative charge of 0.10% annually for the Contract With Credit.

- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value. (In some states this fee may be lower.)

- We will deduct an additional charge if you choose the Income Appreciator Benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your contract value.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.


- There are also expenses associated with the mutual funds. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


- If you withdraw money (or you begin the income phase) less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)

   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

SECTION 9
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase pay-

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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

ment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)


   Under the Market Value Adjustment Option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.



   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money. We also offer a Spousal Lifetime Five Income Benefit. You also may access your Income Appreciator Benefit through withdrawals.


SECTION 10
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age
59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth
IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age
59 1/2.

SECTION 11
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

RISK FACTORS


There are various risks associated with an investment in the Market Value Adjustment Option that we summarize below.



   ISSUER RISK. The Market Value Adjustment Option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life, and thus backed by the financial strength of that company. If Pruco Life were to experience significant financial adversity, it is possible that Pruco Life's ability to pay interest and principal under the Market Value Adjustment Option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.



   RISKS RELATED TO CHANGING INTEREST RATES. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life holds to support the Market Value Adjustment Option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.


   RISKS RELATED TO THE WITHDRAWAL CHARGE. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS ANNUITY ONE 3. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                      CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE(1)
-------------------------------------------
 NUMBER OF CONTRACT     CONTRACT   CONTRACT
 ANNIVERSARIES SINCE      WITH     WITHOUT
  PURCHASE PAYMENT       CREDIT     CREDIT
 -------------------    --------   --------
          0                8%         7%
          1                8%         6%
          2                8%         5%
          3                8%         4%
          4                7%         3%
          5                6%         2%
          6                5%         1%
          7                0%         0%

MAXIMUM TRANSFER FEE
--------------------------------------------------------------
         Each transfer after 12(2)                     $30.00

CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN
STATES/JURISDICTIONS
--------------------------------------------------------------
                                  Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8. In certain states reduced withdrawal charges may apply under the Contract with Credit. Your contract contains the applicable charges.

2: Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.

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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES


MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE
  UPON FULL WITHDRAWAL(3)                                      $60.00
----------------------------------------------------------------------------------
INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED
BENEFITS
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE
       INVESTMENT OPTIONS:



                                                              CONTRACT    CONTRACT
                                                                WITH      WITHOUT
                                                               CREDIT      CREDIT
                                                              --------    --------
        Base Death Benefit                                     1.50%       1.40%
        Base Death Benefit with Lifetime Five Income Benefit   2.10%       2.00%
        Base Death Benefit with Spousal Lifetime Five Income
        Benefit                                                2.25%       2.15%
        Guaranteed Minimum Death Benefit Option--Roll-Up or
        Step-Up                                                1.75%       1.65%
        Guaranteed Minimum Death Benefit Option--Roll-Up or
        Step-Up with Lifetime Five Income Benefit              2.35%       2.25%
        Guaranteed Minimum Death Benefit Option--Greater of
        Roll-Up or Step-Up                                     1.85%       1.75%
        Guaranteed Minimum Death Benefit Option--Greater of
         Roll-Up or Step-Up with Lifetime Five
           Income Benefit                                      2.45%       2.35%
        Highest Daily Value Death Benefit                      2.00%       1.90%
        Highest Daily Value Death Benefit with Lifetime Five
        Income Benefit                                         2.60%       2.50%
ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(4) (FOR CONTRACTS SOLD ON OR
  AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE       0.50%
ANNUAL INCOME APPRECIATOR BENEFIT CHARGE AND CHARGE UPON
  CERTAIN WITHDRAWALS(5)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                     0.25%
ANNUAL EARNINGS APPRECIATOR BENEFIT CHARGE AND CHARGE UPON
  CERTAIN TRANSACTIONS(6)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                     0.30%


3: Currently, we waive this fee if your contract value is greater than or equal to $75,000. If your contract value is less than $75,000, we currently charge the lesser of $35 or 2% of your contract value. This is a single fee that we assess
(a) annually or (b) upon full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so. This charge may be lower in certain states.

4: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. In some states this charge is 0.30%, see your contract for details. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. The reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in contract value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

5: We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your contract value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

6: We impose this charge only if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value. Although the charge may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable earnings appreciator charge. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Annuity One 3 contract, and may vary from year to year.



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Underlying Mutual Fund Operating Expenses*        0.38%     1.67%

* See "Summary of Contract Expenses" -- Underlying Mutual Fund Portfolio Annual
Expenses for more detail on the expenses of the underlying mutual funds.

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PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND (2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%            None             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%            None             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%            None             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%            None             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%            None             0.38%
         Prudential Value Portfolio                             0.40%            0.03%            None             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%            None             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%            None             1.00%
         SP Balanced Asset Allocation Portfolio(5, 6)           0.76%            0.09%            None             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%            None             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%            None             0.82%
         SP Growth Asset Allocation Portfolio(5, 6)             0.81%            0.10%            None             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%            None             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%            None             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%            None             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%            None             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%            None             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%            None             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%            None             1.05%
         SP Small Cap Value Portfolio
           (formerly SP Goldman Sachs Small Cap Value
           Portfolio)(7)                                        0.90%            0.07%            None             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%            None             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%            None             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%            None             0.98%
AMERICAN SKANDIA TRUST(2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%            None             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%            None             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%            None             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%            None             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%            None             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%            None             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%            None             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%            None             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%            None             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%            None             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%            None             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%            None             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%            None             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%            None             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%            None             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%            None             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%            None             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%            None             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%            None             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%            None             1.18%
         AST High Yield Portfolio
           (formerly, AST Goldman Sachs High Yield
           Portfolio)(12)                                       0.75%            0.19%            None             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%            None             1.07%
         AST Large-Cap Value Portfolio
           (formerly AST Hotchkis and Wiley Large-Cap Value
           Portfolio)(13, 14, 15)                               0.75%            0.16%            None             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%            None             0.97%
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%            None             1.03%

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST MFS Global Equity Portfolio                        1.00%            0.26%            None             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%            None             1.08%
         AST Mid Cap Value Portfolio
           (formerly, AST Gabelli All-Cap Value
           Portfolio)(16)                                       0.95%            0.22%            None             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%            None             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%            None             1.03%
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%            None             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%            None             1.27%
         AST Small-Cap Value Portfolio(13, 17)                  0.90%            0.17%            None             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%            None             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%            None             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%            None             1.08%
GARTMORE VARIABLE INSURANCE TRUST
  ----------------------------------------------------------
         GVIT Developing Markets Fund (18, 19)                  1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
  ----------------------------------------------------------
         Large Cap Growth Portfolio None Service Shares(19)     0.64%            0.02%           0.25%             0.91%



1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."



2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.



3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.



4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.



5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.



6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.



7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."



8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."



9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.



11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.



12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."



13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.



14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."



15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."



17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.



18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.



19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY
EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1A: Contract With Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit;

-  You choose the Highest Daily Value Death Benefit;

- You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after January 20, 2004, or upon subsequent state approval);

-  You choose the Earnings Appreciator Benefit;

-  You choose the Income Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

EXAMPLE 1b: Contract With Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 2b: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit;

-  You do not choose any optional insurance benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 3b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

EXAMPLE 4a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 4b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Examples 1a, 2a,
3a and 4a) are assessed in
connection with some annuity
options, but not others.

The values shown in the 10 year
column are the same for Example 4a
and 4b, the same for Example 3a and
3b, the same for Example 2a and 2b,
and the same for Example 1a and 1b.
This is because if 10 years have
elapsed since your last purchase
payment, we would no longer deduct
withdrawal charges when you make a
withdrawal. The indicated examples
reflect the maximum withdrawal
charges, but in certain states
reduced withdrawal charges may
apply for certain ages.


The examples use an average
contract maintenance charge, which
we calculated based on our estimate
of the total contract fees we
expect to collect in 2006. Your
actual fees will vary based on the
amount of your contract and your
specific allocation among the
investment options.


Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

A table of accumulation unit values
appears in Appendix A to this
prospectus.

PART I  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------


CONTRACT WITH CREDIT: HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED MINIMUM
INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 1a:                             EXAMPLE 1b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,279    $2,332    $3,290    $5,254    $527    $1,580    $2,632    $5,254



CONTRACT WITHOUT CREDIT: HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED
MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR
BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 2a:                             EXAMPLE 2b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,127    $1,942    $2,757    $4,977    $497    $1,492    $2,487    $4,977



CONTRACT WITH CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 3a:                         EXAMPLE 3b:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
    -----------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
    $1,121   $1,875   $2,557   $3,943   $369    $1,123    $1,899    $3,943



CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 4a:                         EXAMPLE 4b:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
    -----------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
      $975   $1,501   $2,049   $3,703   $345    $1,051    $1,779    $3,703

PART II SECTIONS 1-11
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.



   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.


   There are two basic versions of Strategic Partners Annuity One 3 variable annuity.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,


- may provide a lower interest rate for fixed interest rate options and the Market Value Adjustment Option than the Contract Without Credit, and


- may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,


- may provide a higher interest rate for fixed interest rate options and the Market Value Adjustment Option than the Contract With Credit, and


- may provide more market value adjustment guarantee periods than the Contract With Credit.

   Unless we state otherwise, when we use the word contract, it applies to both versions.


   In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.


   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Annuity One 3 if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

   Strategic Partners Annuity One 3 is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the

        1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE 3 VARIABLE ANNUITY? CONTINUED
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Strategic Partners Annuity One 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:

-  Your full purchase payment, less any applicable federal and state income tax;
   or

- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment. We impose neither a withdrawal charge nor any market value adjustment if you cancel your contract under this provision.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.


   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.


   Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.



   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


marketing material discussing the contract and the available options.


   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

        2:
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-Adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          AllianceBernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   Alliance Bernstein Large-Cap Growth Portfolio): seeks          Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAPVALUE                    AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   of the value of its net assets in mid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                                GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long- term growth of capital in a manner         Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

FIXED INTEREST RATE OPTIONS

We offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).


   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.


   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

DOLLAR COST AVERAGING FIXED RATE OPTION

You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option. Transfers to the one-year fixed interest rate option will remain in the general account.

   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options, or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

MARKET VALUE ADJUSTMENT OPTION


Under the Market Value Adjustment Option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by applicable state law with respect to any guarantee period. We may offer fewer available guarantee periods in Contracts With Credit than in Contracts Without Credit. This option is not available for contracts issued in some states. Please see your contract. The Market Value Adjustment Option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.


   IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.

   You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.

   We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period, (e) payment of a death benefit, or (f) the date the amount is withdrawn.

   During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:


(a) withdraw or transfer the value of the guarantee period,


(b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or

(c) apply the value in the guarantee period to the annuity or settlement option of your choice.

If we do not receive instructions from you concerning the disposition of the contract value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

   During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.


   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.


   Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

MARKET VALUE ADJUSTMENT

When you allocate a purchase payment or transfer contract value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your contract value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

   For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining contract value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

   Other things you should know about the market value adjustment include the following:

- We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.

- A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.

- In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the contract value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above. The laws of certain states may prohibit us from imposing a market value adjustment on the annuity date.

   YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFIT IN YOUR GUARANTEE PERIOD DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.

TRANSFERS AMONG OPTIONS


Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your contract value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer contract value into the market value adjustment option at any time, provided it is at least $1,000.


   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

after the close of the business day will take effect at the end of the next business day.


   With regard to the Market Value Adjustment Option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.


   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

   portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

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   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM


We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.


   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS


Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Internal Revenue Code of 1986, as amended
(Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

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VOTING RIGHTS


We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.


SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

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PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date).

   Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

   The Strategic Partners Annuity One 3 variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

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OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

TAX CONSIDERATIONS


If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.


GUARANTEED MINIMUM INCOME BENEFIT

   The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced by the effect of withdrawals.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 75 or younger in order for you to elect the Guaranteed Minimum Income Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value described below. In some states this fee may be lower.

- Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.


- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS MINIMUM DISTRIBUTION REQUIREMENTS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD. SEE "MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION" IN SECTION 10 FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.


   Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the

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income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

GMIB ROLL-UP

The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the contract value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).

   Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:

- the contract anniversary coinciding with or next following the annuitant's 80th birthday,

-  the 7th contract anniversary, or

-  7 years from the most recent GMIB reset (as described below).

   However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

EFFECT OF WITHDRAWALS

In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the contract value after the withdrawal by the contract value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

   The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).

- The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the contract value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

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- The GMIB protected value is first reduced by the Remaining Limit (from $241,941.95 to $239,441.95).

-  The result is then further reduced by the ratio of A to B, where:

   - A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).

   - B is the contract value less the Remaining Limit ($220,000 - $2,500, or $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.

   - The GMIB 200% cap is reduced by the sum of all reductions above ($490,000-$2,500-$8,256.62, or $479,243.38).

- The Remaining Limit is set to zero (0) for the balance of the first contract year.

EXAMPLE 3. DOLLAR-FOR-DOLLAR LIMIT IN SECOND CONTRACT YEAR

A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).

- The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

GMIB RESET FEATURE

You may elect to "reset" your GMIB protected value to equal your current contract value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value -- that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges -- as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS


We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

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GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 95 (age 92 for contracts used as a funding vehicle for IRAs).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

TERMINATING THE GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your contract value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

   Upon termination of the GMIB, we will deduct the charge from your contract value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of

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the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
   (a) four years, for life annuities under the GMIB sold in contracts on or after January 20, 2004, or upon subsequent state approval or (b) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity

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contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

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THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT


If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Benefit. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal Continuance Benefit.


   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on contract value held within the market value adjustment option when a death benefit is paid.

2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or, (i) if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value or (ii) if you have chosen the Highest Daily Value Death Benefit, a death benefit equal to the highest daily value (computed as described below in this section).

GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. You cannot elect a GMDB option if you choose the Highest Daily Value Death Benefit.

   The GMDB protected value option can be equal to the:

-  GMDB roll-up,

-  GMDB step-up, or

-  Greater of the GMDB roll-up and the GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 5% starting on the date that each invested purchase payment is made. The GMDB roll-up value will increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the later of:

- the contract anniversary coinciding with or next following the sole owner's or older owner's 80th birthday, or

-  the 5th contract anniversary.

However, the GMDB protected value will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 5% of

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GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 5%.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 3% of all invested purchase payments, starting on the date that each invested purchase payment is made. We will increase the GMDB roll-up by subsequent invested purchase payments and reduce it by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the 5th contract anniversary. However we will continue to reduce the GMDB protected value by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 3% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 3%.

GMDB STEP-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the contract value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

   We stop increasing the GMDB step-up by any appreciation in the contract value on the later of:

- the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or

-  the 5th contract anniversary.

However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the contract value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Benefit are met, then the contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Benefit must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.

   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

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   Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

SPECIAL RULES IF JOINT OWNERS

If the contract has an owner and a joint owner and they are spouses at the time that one dies, the Spousal Continuance Benefit may apply. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end. Joint ownership may not be allowed in your state.

HIGHEST DAILY VALUE DEATH BENEFIT

The Highest Daily Value Death Benefit (HDV) is a feature under which the death benefit may be "stepped-up" on a daily basis to reflect increasing contract value. HDV is currently being offered in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved. The HDV is not available if you elect the Guaranteed Minimum Death Benefit. Currently, HDV can only be elected at the time you purchase your contract. Please note that you may not terminate the HDV death benefit once elected. Moreover, because this benefit may not be terminated once elected, you must, as detailed below, keep your contract value allocated to certain Prudential Series Fund asset allocation portfolios.

   Under HDV, the amount of the benefit depends on whether the "target date" is reached. The target date is reached upon the later of the contract anniversary coinciding with or next following the elder owner's (or annuitant's, if entity owned) 80th birthday or five years after the contract date. Prior to the target date, the death benefit amount is increased on any business day if the contract value on that day exceeds the most recently determined death benefit amount under this option. These possible daily adjustments cease on and after the target date, and instead adjustments are made only for purchase payments and withdrawals.

IF THE CONTRACT HAS ONE CONTRACT OWNER, the contract owner must be age 79 or less at the time the HDV is elected. If the contract has joint owners, the older owner must be age 79 or less. If there are joint owners, death of the owner refers to the first to die of the joint owners. If the contract is owned by an entity, the annuitant must be age 79 or less, and death of the contract owner refers to the death of the annuitant.


   Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio or to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


   The HDV death benefit depends on whether death occurs before or after the Death Benefit Target Date.

IF THE CONTRACT OWNER DIES BEFORE THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

-  the HDV as of the contract owner's date of death.

IF THE CONTRACT OWNER DIES ON OR AFTER THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

- the HDV on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the contract owner's date of death and decreased by any proportional withdrawals since such date.

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PART II   STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS   SECTIONS 1-11

CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT

EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION

The following are examples of how the HDV death benefit is calculated. Each example assumes an initial purchase payment of $50,000. Each example assumes that there is one contract owner who is age 70 on the contract date.

EXAMPLE WITH MARKET INCREASE AND DEATH BEFORE DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the contract value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the contract owner has died before the Death Benefit Target Date. The death benefit is equal to the greater of HDV or the base death benefit. The death benefit would be the Highest Daily Value ($90,000) because it is greater than the amount that would have been payable under the base death benefit ($75,000).

EXAMPLE WITH WITHDRAWALS

Assume that the contract value has been increasing due to positive market performance and the contract owner made a withdrawal of $15,000 in contract year 7 when the contract value was $75,000. On the date we receive due proof of death, the contract value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth contract year. Assume as well that the contract owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the base death benefit.


Highest Daily Value = $90,000 - [$90,000 X $15,000/$75,000]


                     = $90,000 - $18,000

                     = $72,000

Base Death Benefit = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]

                     = max [$80,000, $40,000]

                     = $80,000

                     The death benefit therefore is $80,000.

EXAMPLE WITH DEATH AFTER DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the contract owner dies after the Death Benefit Target Date, when the contract value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the contract owner made a purchase payment of $15,000 and later had taken a withdrawal of $5,000 when the contract value was $70,000. The death benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the base death benefit.


Highest Daily Value = $80,000 + $15,000 - [($80,000 + $15,000) X $5,000/$70,000]


                     = $80,000 + $15,000 - $6,786

                     = $88,214


Base Death Benefit = max [$75,000, ($50,000 + $15,000) - [($50,000 + $15,000) X
$5,000/$70,000]]


                     = max [$75,000, $60,357]

                     = $75,000

                     The death benefit therefore is $88,214.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

  CHOICE 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.

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PART II     STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS     SECTIONS 1-11


  CHOICE 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.


      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.


      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.


  Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the last to survive of the owner or joint owner.

      If the owner and joint owner are not spouses, any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

EARNINGS APPRECIATOR BENEFIT


The Earnings Appreciator Benefit (EAB) is an optional, supplemental death benefit that provides a benefit payment upon the death of the sole owner or first-to-die of the owner or joint owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state.


   The Earnings Appreciator Benefit is designed to provide a beneficiary with additional funds when we pay a death benefit in order to defray the impact taxes may have on that payment. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Earnings Appreciator Benefit.

   If you want the Earnings Appreciator Benefit, you generally must elect it at the time you apply for the contract. If you elect the Earnings Appreciator Benefit, you may not later revoke it. You may, if you wish, select both the Earnings Appreciator Benefit and the Highest Daily Value Death Benefit.

   Upon our receipt of proof of death in good order, we will determine an Earnings Appreciator Benefit by multiplying the Earnings Appreciator Benefit percentage below by the lesser of: (i) the then-existing amount of earnings under the contract, or (ii) an amount equal to 3 times the sum of all purchase payments previously made under the contract.

   For purposes of computing earnings and purchase payments under the Earnings Appreciator Benefit, we calculate earnings as the difference between the contract value and the sum of all purchase payments. Withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis.


   EAB percentages are as follows:


-  40% if the owner is age 70 or younger on the date the application is signed.

- 25% if the owner is between ages 71 and 75 on the date the application is signed.

- 15% if the owner is between ages 76 and 79 on the date the application is signed.

   If the contract is owned jointly, the age of the older of the owner or joint owner determines the EAB percentage.

   If the surviving spouse is continuing the contract in accordance with the Spousal Continuance Benefit (See "Spousal Continuance Benefit" below), the following conditions apply:

- In calculating the Earnings Appreciator Benefit, we will use the age of the surviving spouse at the time

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PART II   STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS   SECTIONS 1-11

   that the Spousal Continuance Benefit is activated to determine the applicable EAB percentage.

- We will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with this benefit) if he or she is age 80 or older on the date that the Spousal Continuance Benefit is activated.

- If the Earnings Appreciator Benefit is continued, we will calculate any applicable Earnings Appreciator Benefit payable upon the surviving spouse's death by treating the contract value (as adjusted under the terms of the Spousal Continuance Benefit) as the first purchase payment.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract,

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

-  the date the contract terminates, or

-  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This benefit is available if, on the date we receive proof of the owner's death in good order, (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract. In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death. Assuming the above conditions are present, the surviving spouse can elect the Spousal Continuance Benefit, but must do so no later than 60 days after furnishing proof of the owner's death in good order.

   Upon activation of the Spousal Continuance Benefit, the contract value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This contract value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted contract value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

   Under the Spousal Continuance Benefit, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Benefit. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, contract value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

   IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Benefit, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the sum of all invested purchase payments (adjusted for withdrawals),

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB ROLL-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB roll-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB STEP-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GREATER OF THE GMDB ROLL-UP AND GMDB STEP-UP, we will adjust the contract value to equal the greatest of:

-  the contract value,

-  the GMDB roll-up, or

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PART II     STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS     SECTIONS 1-11

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE HIGHEST DAILY VALUE DEATH BENEFIT, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the Highest Daily Value,

plus the amount of any applicable Earnings Appreciator Benefit.

   After we have made the adjustment to contract value set out immediately above, we will continue to compute the GMDB roll-up and the GMDB step-up, or HDV death benefit (as applicable), under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.

   If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit or Highest Daily Value Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.


   IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.


   IF YOU ELECTED THE LIFETIME FIVE INCOME BENEFIT, on the owner's death, the Lifetime Five Income Benefit will end. However, if the owner's surviving spouse would be eligible to acquire the Lifetime Five Income Benefit as if he/she were a new purchaser, then the surviving spouse may elect the Lifetime Five Income Benefit under the Spousal Continuance Benefit. The surviving spouse (or new annuitant designated by the surviving spouse) must be at least 45 years of age at the time of election.


   IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Benefit. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following: (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the contract anniversary coinciding with or next following the annuitant's 95th birthday), or
(c) the contract anniversary coinciding with or next following the annuitants' surviving spouse's 95th birthday.



   If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated,

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the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the contract value.

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
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        INCOME BENEFIT?
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LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit or Income Appreciator Benefit.


- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio or to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


PROTECTED WITHDRAWAL VALUE


The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments for the Contract With Credit.


- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.


   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.



   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.


   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in

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excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income

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   Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.


   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.


   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):


(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484


(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 =
   $93


-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.


-  Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal


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   X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489


-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623


-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450


- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503


-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE


If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1,2010, then the following values would result:



-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000



- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000. If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.



- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.


BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If

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   you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.


- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.


ELECTION OF LIFETIME FIVE

Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and

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restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.


   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.



   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit or elect the Spousal Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.


ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS


If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.



SPOUSAL LIFETIME FIVE INCOME BENEFIT



The Spousal Lifetime Five Income Benefit (Spousal Lifetime Five) described below is only being offered in those jurisdictions where we have received regulatory


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approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there will be a restriction on your ability to re-elect Spousal Lifetime Five and Lifetime Five. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit. Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your contract value in accordance with the then permitted and available option(s).



   We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the contract value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.



INITIAL PROTECTED WITHDRAWAL VALUE



The initial Protected Withdrawal Value is used to determine the amount of the initial annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Spousal Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With respect to (A) and
(C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments.



- If you elect Spousal Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.



- For existing contract owners who are electing the Spousal Lifetime Five Benefit, the contract value on the date of your election of Spousal Lifetime Five will be used to determine the initial Protected Withdrawal Value.



ANNUAL INCOME AMOUNT UNDER THE SPOUSAL LIFE INCOME BENEFIT



The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any


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such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.



   You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your contract value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 3rd anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 3rd anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.



   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.



   Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.



   If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Lifetime Five Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.



   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely


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hypothetical, and do not reflect the charge for the Spousal Lifetime Income Five Benefit.



   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):



(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484



(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000



(c)  Contract value on February 1, 2006 (the first Annuity Anniversary) =
     $265,000



   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).



EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION



If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:



- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250 Annual Income Amount for future contract years remains at $13,250



EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS



If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:



-  Remaining Annual Income Amount for current contract year = $0



- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.



- Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93



-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157



EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT



If a step-up of the Annual Income Amount is requested on February 1, 2010, the request will be accepted because 5% of the contract value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.



BENEFITS UNDER SPOUSAL LIFETIME FIVE



- To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your contract value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further purchase payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.



- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:



   1. apply your contract value to any annuity option available; or



   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will


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      make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.



   We must receive your request in a form acceptable to us at our office.



- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:



   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and



   2. the contract value.



- If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.



OTHER IMPORTANT CONSIDERATIONS



- Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.



- Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.



- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Spousal Lifetime Five. Spousal Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.



- You must allocate your contract value in accordance with the then available option(s) that we may permit in order to elect and maintain Spousal Lifetime Five.



- There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.



- In order for the surviving Designated Life to continue Spousal Lifetime Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the spousal continuation benefit.



ELECTION OF AND DESIGNATIONS OF SPOUSAL LIFETIME FIVE



Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:



- One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each must be at least 55 years old at the time of election; or



- Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.



No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the


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        5:

WHAT IS THE LIFETIME FIVE INCOME BENEFIT? CONTINUED
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.



   Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your contract value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.



   Currently, if you terminate Spousal Lifetime Five, you will only be permitted to re-elect the benefit or elect the Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.



TERMINATION OF SPOUSAL LIFETIME FIVE



Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.



   The charge for Spousal Lifetime Five will no longer be deducted from your contract value upon termination of the benefit.



ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS



If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


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        6:

WHAT IS THE

        INCOME APPRECIATOR BENEFIT?
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INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

   If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.

- The annuitant must be 75 or younger in order for you to elect the Income Appreciator Benefit.

- If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your contract value. See "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" in Section 8.

ACTIVATION OF THE INCOME APPRECIATOR BENEFIT

YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

   Once activated, you can receive the Income Appreciator Benefit:
-  IAB OPTION 1 - at annuitization as part of an annuity payment;

- IAB OPTION 2 - during the accumulation phase through the IAB automatic withdrawal payment program; or

- IAB OPTION 3 - during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.

   Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

   IF YOU DO NOT ACTIVATE THE BENEFIT PRIOR TO THE MAXIMUM ANNUITIZATION AGE YOU MAY LOSE ALL OR PART OF THE IAB.

CALCULATION OF THE INCOME APPRECIATOR BENEFIT

We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:

- earnings are calculated as the difference between the contract value and the sum of all purchase payments;

- earnings do not include (1) any amount added to the contract value as a result of the Spousal Continuance Benefit, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;

- withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;

- the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

   NUMBER OF YEARS         INCOME
 INCOME APPRECIATOR     APPRECIATOR
       BENEFIT            BENEFIT
  HAS BEEN IN FORCE      PERCENTAGE
 ------------------     -----------
         0-6                 0%
         7-9                15%
        10-14               20%
         15+                25%

IAB OPTION 1 -- INCOME APPRECIATOR BENEFIT AT ANNUITIZATION

Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity

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date and add it to the adjusted contract value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

   UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

EFFECT OF INCOME APPRECIATOR BENEFIT ON GUARANTEED MINIMUM INCOME BENEFIT

If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

1. the adjusted contract value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

   If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

TERMINATING THE INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract;

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit;

- the date the Income Appreciator Benefit amount is reduced to zero (generally ten years after activation) under IAB Options 2 and 3;

-  the date of annuitization; or

-  the date the contract terminates.

   Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

   IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

IAB OPTION 2 -- INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM


Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your contract value, in which case each combined payment must be at least $100.


   The maximum automated withdrawal payment amount that you may receive from your contract value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

10% of the contract value as of the date you activate the Income Appreciator Benefit.

   Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in contract value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

   After the ten-year payment period has ended, if the remaining contract value is $2,000 or more, the contract will continue. If the remaining contract value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining contract value and the contract will terminate. If the contract value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

DISCONTINUING THE INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM UNDER IAB OPTION 2

You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the contract value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the contract value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

   You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the contract value in a lump sum before determining the adjusted contract value. The adjusted contract value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

IAB OPTION 3 -- INCOME APPRECIATOR BENEFIT CREDIT TO CONTRACT VALUE

Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your contract value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in contract value due to the investment performance of any allocation option.

   Before we add the last Income Appreciator Benefit credit to your contract value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the contract value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

   You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

EXCESS WITHDRAWALS

During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your contract value in a contract year that exceeds the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Apprecia-

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        6:

WHAT IS THE INCOME APPRECIATOR BENEFIT? CONTINUED

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tor Benefit was activated that have not been previously withdrawn.

   We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

   Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

EFFECT OF TOTAL WITHDRAWAL ON INCOME APPRECIATOR BENEFIT

We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        7:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        ANNUITY ONE 3 CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers. (You may not make additional purchase payments if you purchase a contract issued in Massachusetts, or if you purchase a Contract With Credit issued in Pennsylvania.)


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:

-  the owner,

-  the joint owner,

-  the annuitant, or

-  the co-annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 and, allocations to the market value adjustment option must be no less than $1,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
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HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE 3 CONTRACT? CONTINUED
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   The bonus credit that we pay with respect to any purchase payment depends on
(i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and

- if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

   Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture the bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back any credit we applied within one year of the date of death.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option,

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        8:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ANNUITY ONE 3 CONTRACT?
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THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, Highest Daily Value Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   The death benefit charge is equal to:

   -  1.40% on an annual basis if you choose the base death benefit,

   - 1.65% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option, (i.e., 0.25% in addition to the base death benefit charge),

   - 1.75% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge), or

   - 1.90% on an annual basis if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge).

   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the Contract With Credit.


   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. The 0.60% and 0.75% charges are in addition to the charge we impose for the applicable death benefit, and are


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        8:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT? CONTINUED
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deducted daily based on the contract value in the variable investment options. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.


   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn.

NUMBER OF CONTRACT
ANNIVERSARIES SINCE    CONTRACT WITH     CONTRACT WITHOUT
 THE DATE OF EACH    CREDIT WITHDRAWAL   CREDIT WITHDRAWAL
 PURCHASE PAYMENT         CHARGE              CHARGE
-------------------  -----------------   -----------------
        0                    8%                 7%
        1                    8%                 6%
        2                    8%                 5%
        3                    8%                 4%
        4                    7%                 3%
        5                    6%                 2%
        6                    5%                 1%
        7                    0%                 0%

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If a withdrawal or transfer is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount, including the withdrawal charge. We will then apply a withdrawal charge to the adjusted amount.

   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

   Withdrawal charges will never be greater than permitted by applicable law.

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WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges and any market value adjustment upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS

If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One 3 Contract?"

CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $75,000, we will deduct the lesser of $35 or 2% of your contract value, for administrative expenses (this fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's investment options. This same charge will also be deducted when you surrender your contract if your contract value is less than $75,000.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary,

-  when you begin the income phase of the contract,

-  upon a full withdrawal, and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, the fixed interest rate options, and the market value adjustment option. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        8:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT? CONTINUED
--------------------------------------------------------------------------------

   THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

INCOME APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your contract value. The Income Appreciator Benefit charge is calculated:

   -  on each contract anniversary,

   -  on the annuity date,


   - upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,


   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,


   - upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,


   -  upon a full withdrawal, and

   - upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

   We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.


   The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.


   We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your contract value under IAB Option 3 increase the contract value, and because the IAB fee is a percentage of your contract value, the IAB fee may increase as a consequence of those additions.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

   We calculate the charge on each of the following events:

   -  each contract anniversary,

   -  on the annuity date,

   - upon death of the sole or first to die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date that the Earnings Appreciator Benefit charge was last calculated.

   Although the Earnings Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,

   -  upon a full withdrawal, and

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option (including each guarantee period) in the same proportion that the amount allocated to the investment option bears to the total contract value. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE


You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated.


COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        9:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your contract value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the contract value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        10:

WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ANNUITY ONE 3 CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Strategic Partners Annuity One 3 contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.


   This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        10:




TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT CONTINUED
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Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.


   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.


   Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older and by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse)


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        10:




TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT CONTINUED
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may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);


- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and


-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   Roth IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;


- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and


- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


   The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.



   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older and by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000 who are not married filing a separate return), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.



   In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION


If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.



   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.


   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        10:




TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

         PARTNERS ANNUITY ONE 3 CONTRACT CONTINUED
--------------------------------------------------------------------------------


   payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty).


   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 8, "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 11.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        11:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.



   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.



   Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. Pruco's Life annual report for the year ended December 31, 2005, together with subsequent periodic reports that Pruco Life files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life is 811-07325. You may read and copy any filings made by Pruco Life with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.


THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
        11:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------

firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.


   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.


   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

LITIGATION


Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The following is such a pending proceeding:



   Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Pruco Life plans to appeal the verdict.



   Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.


ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Annuity One 3 contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements


-  Separate Account Financial Information



-  Company Financial Information


HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

MARKET VALUE

        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------


MARKET VALUE ADJUSTMENT FORMULA


GENERAL FORMULA

The formula under which Pruco Life calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under the market value adjustment option is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
MVA). The MVA itself is calculated as follows:
                              1 + I
                  MVA = [(-------------) to the N/12 power] -1
                          1 + J + .0025

where:  I   =    the guaranteed credited interest rate
                 (annual effective) for the given
                 contract at the time of withdrawal or
                 annuitization or settlement.
        J   =    the current credited interest rate
                 offered on new money at the time of
                 withdrawal or annuitization or
                 settlement for a guarantee period of
                 equal length to the number of whole
                 years remaining in the Contract's
                 current guarantee period plus one
                 year.
        N   =    equals the remaining number of months
                 in the contract's current guarantee
                 period (rounded up) at the time of
                 withdrawal or annuitization or
                 settlement.

PENNSYLVANIA FORMULA

We use the same MVA formula with respect to contracts issued in Pennsylvania as the general formula, except that "J" in the formula above uses an interpolated rate as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

            m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

INDIANA FORMULA

We use the following MVA formula for contracts issued in Indiana:
                              1 + I
                   MVA = [(-----------) to the N/12 power] -1
                               1 + J

The variables I, J and N retain the same definitions as the general formula.

MARKET VALUE ADJUSTMENT EXAMPLE

(ALL STATES EXCEPT INDIANA AND PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

    The MVA factor calculation would be: [(1.06)/(1.05 + 0.0025)]to the (38/12) power -1 = 0.02274

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.02274 = $253.03

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $253.03 = $11,380.14

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

   The MVA factor calculation would be: [(1.06)/(1.07 + 0.0025)] to the (38/12) power -1 = -0.03644

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.03644) = -$405.47

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$405.47) = $10,721.64

MARKET VALUE ADJUSTMENT EXAMPLE

(PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.05] + [((365-61)/365) X 0.04] =
         0.0417

   The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the (38/12) power -1 = 0.04871

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.04871 = $542.00

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $542.00 = $11,669.11

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] =
         0.0717

   The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the (38/12) power -1 = -0.04126

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.04126) = -$459.10

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

MARKET VALUE ADJUSTMENT FORMULA CONTINUED

--------------------------------------------------------------------------------

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$459.10) = $10,668.01

MARKET VALUE ADJUSTMENT EXAMPLE

(INDIANA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

The MVA factor calculation would be: [(1.06)/(1.05)] to the (38/12) power -1 = 0.03047

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 x 0.03047 = $339.04

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $339.04 = $11,466.15

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

    The MVA factor calculation would be: [(1.06)/(1.07)] to the (38/12) power -1 = -0.02930

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.02930) = -$326.02

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$326.02) = $10,801.09

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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


As we have indicated throughout this prospectus, the Strategic Partners Annuity One 3 Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



ACCUMULATION UNIT VALUES: (CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01724                 $ 1.24006                    2,381,401
         1/1/2004 to 12/31/2004                      $ 1.24006                 $ 1.34066                    4,524,803
         1/1/2005 to 12/31/2005                      $ 1.34066                 $ 1.51459                    4,956,862

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01834                 $ 1.25778                    1,368,678
         1/1/2004 to 12/31/2004                      $ 1.25778                 $ 1.36350                    2,684,031
         1/1/2005 to 12/31/2005                      $ 1.36350                 $ 1.49905                    4,101,155

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00588                 $ 1.28481                      805,296
         1/1/2004 to 12/31/2004                      $ 1.28481                 $ 1.38861                    1,508,350
         1/1/2005 to 12/31/2005                      $ 1.38861                 $ 1.58951                    1,710,458

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $  0.9997                 $ 0.99449                    2,049,651
         1/1/2004 to 12/31/2004                      $ 0.99449                 $ 0.99063                    2,305,599
         1/1/2005 to 12/31/2005                      $ 0.99063                 $ 1.00520                    2,461,350

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02199                 $ 1.22414                    3,356,056
         1/1/2004 to 12/31/2004                      $ 1.22414                 $ 1.33335                    6,275,540
         1/1/2005 to 12/31/2005                      $ 1.33335                 $ 1.37464                    7,333,743

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02526                 $ 1.22392                      900,360
         1/1/2004 to 12/31/2004                      $ 1.22392                 $ 1.40386                    2,404,499
         1/1/2005 to 12/31/2005                      $ 1.40386                 $ 1.61508                    3,335,527

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01313                 $ 1.27916                    1,545,924
         1/1/2004 to 12/31/2004                      $ 1.27916                 $ 1.44765                    4,414,881
         1/1/2005 to 12/31/2005                      $ 1.44765                 $ 1.57741                    5,640,314

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01134                 $ 1.22149                      436,202
         1/1/2004 to 12/31/2004                      $ 1.22149                 $ 1.34749                      936,271
         1/1/2005 to 4/29/2005                       $ 1.34749                 $ 1.24414                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01232                 $ 1.19626                      301,134
         1/1/2004 to 12/31/2004                      $ 1.19626                 $ 1.28343                      837,364
         1/1/2005 to 12/31/2005                      $ 1.28343                 $ 1.32432                      965,159





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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00979                 $ 1.19393                   12,267,993
         1/1/2004 to 12/31/2004                      $ 1.19393                 $ 1.30793                   26,018,065
         1/1/2005 to 12/31/2005                      $ 1.30793                 $ 1.38790                   33,510,409

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00745                 $ 1.13654                    7,810,706
         1/1/2004 to 12/31/2004                      $ 1.13654                 $ 1.22048                   20,504,877
         1/1/2005 to 12/31/2005                      $ 1.22048                 $ 1.27471                   24,154,580

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00887                 $ 1.24835                    3,564,458
         1/1/2004 to 12/31/2004                      $ 1.24835                 $ 1.38531                    6,407,256
         1/1/2005 to 12/31/2005                      $ 1.38531                 $ 1.49631                    6,823,589

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01135                 $ 1.23975                    7,383,151
         1/1/2004 to 12/31/2004                      $ 1.23975                 $ 1.38211                   19,325,934
         1/1/2005 to 12/31/2005                      $ 1.38211                 $ 1.48911                   23,285,380

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02725                 $ 1.21457                    1,098,747
         1/1/2004 to 12/31/2004                      $ 1.21457                 $ 1.41041                    1,973,944
         1/1/2005 to 12/31/2005                      $ 1.41041                 $ 1.48345                    2,568,911

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01281                 $ 1.23393                    1,148,393
         1/1/2004 to 12/31/2004                      $ 1.23393                 $ 1.40924                    2,233,253
         1/1/2005 to 12/31/2005                      $ 1.40924                 $ 1.58122                    2,606,065

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02112                 $ 1.20717                      455,643
         1/1/2004 to 12/31/2004                      $ 1.20717                 $ 1.33789                      972,645
         1/1/2005 to 4/29/2005                       $ 1.33789                 $ 1.25025                            0

SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00463                 $ 1.33928                      846,352
         1/1/2004 to 12/31/2004                      $ 1.33928                 $ 1.57888                    2,103,385
         1/1/2005 to 12/31/2005                      $ 1.57888                 $ 1.63898                    3,625,123

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00530                 $ 1.19841                    3,514,084
         1/1/2004 to 12/31/2004                      $ 1.19841                 $ 1.29196                    7,294,050
         1/1/2005 to 12/31/2005                      $ 1.29196                 $ 1.32558                    8,189,606





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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00076                 $ 1.04684                    9,081,987
         1/1/2004 to 12/31/2004                      $ 1.04684                 $ 1.08689                   15,192,943
         1/1/2005 to 12/31/2005                      $ 1.08689                 $ 1.09767                   17,074,503

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01864                 $ 1.36653                    1,350,535
         1/1/2004 to 12/31/2004                      $ 1.36653                 $ 1.63587                    2,782,102
         1/1/2005 to 12/31/2005                      $ 1.63587                 $ 1.90014                    3,759,244

SP SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01406                 $ 1.30191                      453,998
         1/1/2004 to 12/31/2004                      $ 1.30191                 $ 1.27212                    1,180,076
         1/1/2005 to 12/31/2005                      $ 1.27212                 $ 1.28565                    1,407,515

SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01511                 $ 1.29026                    2,793,324
         1/1/2004 to 12/31/2004                      $ 1.29026                 $ 1.53570                    6,372,012
         1/1/2005 to 12/31/2005                      $ 1.53570                 $ 1.58443                    7,198,239

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01518                 $ 1.19388                      620,221
         1/1/2004 to 12/31/2004                      $ 1.19388                 $ 1.30209                      976,074
         1/1/2005 to 12/31/2005                      $ 1.30209                 $ 1.47863                    1,062,759

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01908                 $ 1.17938                    1,236,101
         1/1/2004 to 12/31/2004                      $ 1.17938                 $ 1.23406                    2,216,249
         1/1/2005 to 12/31/2005                      $ 1.23406                 $ 1.41770                    2,320,476

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.03407                 $ 1.34037                      281,067
         1/1/2004 to 12/31/2004                      $ 1.34037                 $ 1.32188                      625,708
         1/1/2005 to 4/29/2005                       $ 1.32188                 $ 1.18074                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01151                 $ 1.35112                      959,373
         1/1/2004 to 12/31/2004                      $ 1.35112                 $ 1.55290                    1,816,111
         1/1/2005 to 12/31/2005                      $ 1.55290                 $ 1.78245                    2,169,905

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $ 9.99933                        3,576




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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.09338                 $11.73323                            0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07970                 $10.33229                        1,646

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05481                 $10.28681                        4,368

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.05009                 $11.34495                            0

AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04988                 $10.42169                        9,629

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06658                 $10.35426                        6,955

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04202                 $10.33700                        1,647

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.01933                       41,437

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.00933                        3,150

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.14710                 $12.04155                        7,726

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.02932                        5,075

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.08492                 $10.73678                        4,470

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01133                 $10.33264                        3,220

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04570                 $10.03757                       10,009

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.98052                       10,883

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01541                 $10.64464                          397





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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03302                 $10.78065                        5,713

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.60000                       15,282

AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.97681                 $ 9.87825                       13,582

AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.91389                 $10.67460                        6,403

AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07726                 $10.57804                       19,588

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $ 9.96977                       12,066

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.12625                 $10.92526                       23,473

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.96626                 $10.49866                        6,432

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03693                 $10.78089                        8,370

AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06503                 $10.37369                        5,745

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05576                 $11.35869                       20,075

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02196                 $10.90682                       36,991

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.07733                       18,139

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.03931                       16,239





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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST SMALL CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04866                 $10.66828                        9,025

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02867                 $10.37610                       15,317

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.94939                 $ 9.46839                       12,121

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.00286                 $11.76236                       93,690

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.88103                 $12.08600                       18,558

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02245                 $ 1.24622                      208,132
         1/1/2004 to 12/31/2004                      $ 1.24622                 $ 1.28061                      415,826
         1/1/2005 to 12/31/2005                      $ 1.28061                 $ 1.31370                      497,033

 * DATE THAT THE ANNUITY WAS FIRST OFFERED.
** DATE THAT FUND WAS FIRST OFFERED UNDER THIS ANNUITY.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES:
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06129                 $11.73220                            0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04766                 $11.02297                            0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98583                 $11.25921                            0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99976                 $10.04005                            0

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05581                 $10.30897                            0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03716                 $11.18056                            0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03156                 $10.90725                            0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.06851                 $ 9.47818                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02484                 $10.16588                            0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01681                 $10.60008                    2,803,554

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00686                 $10.42969                      699,364

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02477                 $10.55480                            0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02869                 $10.76609                    3,674,148

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07548                 $10.41036                            0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91187                 $10.59302                            0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.05569                 $ 9.59841                            0





* DATE THAT THE FUND AND/OR LIFETIME FIVE AND/OR HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02797                 $10.62046                            0

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98863                 $10.06754                            0

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.09857                            0

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03548                 $11.66658                            0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03010                 $10.44213                            0

SP SMALL CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05698                 $10.43562                            0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07330                 $11.90839                            0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02984                 $12.04891                            0

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.04283                 $ 9.58487                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.92605                 $11.22029                            0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $ 9.99030                            0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.09241                 $11.63321                            0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07873                 $10.23479                            0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05384                 $10.18979                            0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.04912                 $11.24827                            0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04891                 $10.32343                            0





* DATE THAT THE FUND AND/OR LIFETIME FIVE AND/OR HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06561                 $10.25648                            0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04106                 $10.23948                            0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.01025                      329,867

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.00027                      264,281

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14613                 $11.92816                            0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.02023                       14,495

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08395                 $10.63555                            0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01036                 $10.23522                            0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04473                 $ 9.94281                            0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.87710                            0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01445                 $10.54432                            0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03205                 $10.67907                            0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.50002                            0

AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.97584                 $ 9.78498                            0

AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91292                 $10.57386                            0

AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07630                 $10.47827                            0





* DATE THAT THE FUND AND/OR LIFETIME FIVE AND/OR HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------


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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $ 9.87561                            0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12528                 $10.82204                            0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96529                 $10.39968                            0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03596                 $10.67928                            0

AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06406                 $10.27587                            0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05479                 $11.25162                            0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02100                 $10.80397                            0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $ 9.98223                            0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.03022                            0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04770                 $10.56766                            0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02771                 $10.27832                            0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94843                 $ 9.37907                            0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00189                 $11.65151                            0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88006                 $11.97195                            0

JANUS ASPEN SERIES -- GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04383                 $10.31860                            0



* DATE THAT THE FUND AND/OR LIFETIME FIVE AND/OR HDV WAS FIRST OFFERED UNDER THIS ANNUITY.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


         APPENDIX B




SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at
(888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.



   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.



   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.



   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:



-  Your age;



- The amount of your investment and any planned future deposits into the annuity;



- How long you intend to hold the annuity (also referred to as investment time horizon);



-  Your desire to make withdrawals from the annuity;



-  Your investment return objectives;



-  The effect of optional benefits that may be elected; and



- Your desire to minimize costs and/or maximize return associated with the annuity.



   The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.



   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:



- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners FlexElite 2 (i.e., the version of the contract sold on or after May 1, 2003) and the Strategic Partners Annuity One 3/Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.



- Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the "liquidity" to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).



- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of the contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11


- Strategic Partners Annuity One 3/Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.



STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------


APPENDIX B -- SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

--------------------------------------------------------------------------------

                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS
--------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000
--------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified &        85 Qualified &        80 Qualified & 85     85 Qualified &
                       Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  3 Years               7 Years (7%, 6%,      7 Years (7%, 6%, 5%,
Schedule                                     (7%, 7%, 7%)          5%, 4%, 3%, 2%, 1%)   4%, 3%, 2%, 1%)
                                             Contract date based   Contract date based   Payment date based
--------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross purchase
Withdrawal(2)                                purchase payments     purchase payments     payments made as of
                                             made as of last       per contract year,    last contract
                                             contract              cumulative up to 7    anniversary per
                                             anniversary per       years or 70% of       contract year
                                             contract year         gross purchase
                                                                   payments
--------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.65%                 1.52%                 1.40%
Administration Charge
--------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     The lesser of $50     $30. Waived if        The lesser of $35 or
Fee (assessed          or 2% of your         or 2% of your         contract value is     2% of your contract
annually)              contract value.       contract value.       $50,000 or more       value. Waived if
                       Waived if contract    Waived if contract                          contract value is
                       value is $50,000 or   value is $100,000                           $75,000 or more
                       more                  or more
--------------------------------------------------------------------------------------------------------------
Contract Credit        No                    Yes                   No                    No
                                             1% credit option at
                                             end of 3rd and 6th
                                             contract years.
                                             Election results in
                                             a new 3 year
                                             withdrawal charge
--------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   Yes                   Yes
                                             1-Year                1-Year                1-Year
--------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   Yes                   Yes
Adjustment Account                           1-10 Years            7-Year                1-10 Years
(MVA)
--------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    Yes                   No                    Yes
Averaging (DCA)
--------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56                    56/62
Options Available
--------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   N/A                   6-available in
                                                                                         Strategic Partners
                                                                                         Plus 3 only
--------------------------------------------------------------------------------------------------------------
1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval. In one state, Pruco Life continues to sell a prior version of the contract.
  Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%. The prior version also differs in certain other respects (e.g., availability of optional benefits). The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.
2 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a
  10% federal income tax penalty.
3 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
Minimum Investment     $10,000
---------------------
Maximum Issue Age      85 Qualified &
                       Non-Qualified
---------------------
Withdrawal Charge      7 Years (8%, 8%, 8%,
Schedule               8%, 7%, 6%, 5%)
                       Payment date based
---------------------
Annual Charge-Free     10% of gross purchase
Withdrawal(2)          payments made as of
                       last contract
                       anniversary per
                       contract year
---------------------
Insurance and          1.50%
Administration Charge
---------------------
Contract Maintenance   The lesser of $35 or
Fee (assessed          2% of your contract
annually)              value. Waived if
                       contract value is
                       $75,000 or more
---------------------
Contract Credit        Yes
                       3%-all amounts ages
                       81-85
                       4%-under $250,000
                       5%-$250,000- $999,999
                       6%-$1,000,000+
---------------------
Fixed Rate Account     Yes(3)
                       1-Year
---------------------
Market Value           Yes
Adjustment Account     1-10 Years
(MVA)
---------------------
Enhanced Dollar Cost   Yes
Averaging (DCA)
---------------------
Variable Investment    56/62
Options Available
---------------------
Evergreen Funds        6-available in
                       Strategic Partners
                       Plus 3 only
---------------------
1 This column depicts
  upon subsequent sta
  Under that version,
  also differs in cer
  below are based on
2 Withdrawals of taxa
  10% federal income
3 May offer lower int
  without credit.


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS
--------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       The greater of:       Step/Roll             The greater of:
                       purchase payment(s)   purchase payment(s)   Withdrawals will      purchase payment(s)
                       minus proportionate   minus proportionate   proportionately       minus proportionate
                       withdrawal(s) or      withdrawal(s) or      affect the Death      withdrawal(s) or
                       contract value        contract value        Benefit               contract value
--------------------------------------------------------------------------------------------------------------
Optional Death         Step/Roll             Step-Up               N/A                   Step-Up
Benefit (for an                              Roll-Up                                     Roll-Up
additional                                   Combo: Step/Roll                            Combo: Step/Roll
cost),(4,5)                                  Highest Daily Value                         Highest Daily Value
                                             (HDV)                                       (HDV)
--------------------------------------------------------------------------------------------------------------
Living Benefits (for   Lifetime Five         Lifetime Five         N/A                   Lifetime Five
an additional                                Spousal Lifetime                            Spousal Lifetime Five
cost),(5,6)                                  Five                                        Guaranteed Minimum
                                             Guaranteed Minimum                          Income Benefit (GMIB)
                                             Income Benefit                              Income Appreciator
                                             (GMIB) Income                               Benefit (IAB)
                                             Appreciator Benefit
                                             (IAB)
--------------------------------------------------------------------------------------------------------------

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
------------------------------------------------------------------
Base Death Benefit:    The greater of:
                       purchase payment(s)
                       minus proportionate
                       withdrawal(s) or
                       contract value
---------------------
Optional Death         Step-Up
Benefit (for an        Roll-Up
additional             Combo: Step/Roll
cost),(4,5)            Highest Daily Value
                       (HDV
---------------------
Living Benefits (for   Lifetime Five
an additional          Spousal Lifetime Five
cost),(5,6)            Guaranteed Minimum
                       Income Benefit (GMIB)
                       Income Appreciator
                       Benefit (IAB)
---------------------



4 For more information on these benefits, refer to section 4, "What Is The Death Benefit?" in the Prospectus.



5 Not all Optional Benefits may be available in all states.



6 For more information on these benefits, refer to section 3, "What Kind of Payments Will I Receive During The Income Phase?"; section 5, "What Is The LifeTime Five(SM) Income Benefit?"; (discussing Lifetime Five and Spousal Lifetime Five) and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------


HYPOTHETICAL ILLUSTRATION



The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:



- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.



-  No subsequent deposits or withdrawals are made to/from the contract.



- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:



    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.



    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).



   The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).


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PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11



0% GROSS RETURN

--------------------------------------------------------------------------------


                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS    ANNUITY ONE 3/PLUS 3   ANNUITY ONE 3/PLUS 3
           ADVISOR                 SELECT              FLEXELITE 2             NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $97,659     $97,659    $97,544     $91,415    $97,419     $91,299    $97,659     $91,522    $101,465    $94,148
2    $95,366     $95,366    $95,141     $90,032    $94,850     $88,910    $95,366     $90,244    $ 98,986    $91,866
3    $93,128     $93,128    $92,798     $88,658    $92,347     $86,582    $93,128     $88,971    $ 96,567    $89,641
4    $90,941     $90,941    $90,512     $87,292    $89,908     $89,908    $90,941     $87,703    $ 94,207    $87,470
5    $88,807     $88,807    $88,283     $85,934    $87,533     $87,533    $88,807     $86,442    $ 91,905    $86,171
6    $86,722     $86,722    $86,109     $84,586    $85,219     $85,219    $86,722     $85,187    $ 89,659    $84,879
7    $84,686     $84,686    $83,988     $83,248    $82,965     $82,965    $84,686     $83,939    $ 87,468    $83,594
8    $82,698     $82,698    $81,919     $81,919    $80,770     $80,770    $82,698     $82,698    $ 85,331    $85,331
9    $80,757     $80,757    $79,902     $79,902    $78,631     $78,631    $80,757     $80,757    $ 83,245    $83,245
10   $78,861     $78,861    $77,934     $77,934    $76,547     $76,547    $78,861     $78,861    $ 81,211    $81,211
11   $77,010     $77,010    $76,014     $76,014    $74,518     $74,518    $77,010     $77,010    $ 79,226    $79,226
12   $75,202     $75,202    $74,142     $74,142    $72,541     $72,541    $75,202     $75,202    $ 77,290    $77,290
13   $73,436     $73,436    $72,282     $72,282    $70,615     $70,615    $73,436     $73,436    $ 75,402    $75,402
14   $71,712     $71,712    $70,468     $70,468    $68,739     $68,739    $71,678     $71,678    $ 73,559    $73,559
15   $70,029     $70,029    $68,698     $68,698    $66,912     $66,912    $69,961     $69,961    $ 71,727    $71,727
16   $68,385     $68,385    $66,972     $66,972    $65,131     $65,131    $68,285     $68,285    $ 69,940    $69,940
17   $66,780     $66,780    $65,288     $65,288    $63,397     $63,397    $66,648     $66,648    $ 68,197    $68,197
18   $65,212     $65,212    $63,646     $63,646    $61,708     $61,708    $65,049     $65,049    $ 66,496    $66,496
19   $63,681     $63,681    $62,044     $62,044    $60,062     $60,062    $63,488     $63,488    $ 64,837    $64,837
20   $62,186     $62,186    $60,482     $60,482    $58,460     $58,460    $61,963     $61,963    $ 63,219    $63,219
21   $60,726     $60,726    $58,958     $58,958    $56,898     $56,898    $60,474     $60,474    $ 61,640    $61,640
22   $59,301     $59,301    $57,472     $57,472    $55,377     $55,377    $59,021     $59,021    $ 60,099    $60,099
23   $57,909     $57,909    $56,022     $56,022    $53,895     $53,895    $57,601     $57,601    $ 58,596    $58,596
24   $56,549     $56,549    $54,608     $54,608    $52,452     $52,452    $56,215     $56,215    $ 57,130    $57,130
25   $55,222     $55,222    $53,229     $53,229    $51,046     $51,046    $54,861     $54,861    $ 55,700    $55,700
---------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. As of December 31, 2005, the average fund expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.



5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners FlexElite 2 -2.59%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.35%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.44%.



6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.



7. Surrender Value assumes surrender 2 days prior to policy anniversary.

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS ANNUITY ONE 3 PROSPECTUS  SECTIONS 1-11



6% GROSS RETURN

--------------------------------------------------------------------------------


                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS    ANNUITY ONE 3/PLUS 3   ANNUITY ONE 3/PLUS 3
           ADVISOR                 SELECT              FLEXELITE 2             NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $103,502   $103,502    $103,380   $ 96,844    $103,248   $ 96,721    $103,502   $ 96,957    $107,536   $ 99,734
2    $107,136   $107,136    $106,884   $101,071    $106,611   $ 99,849    $107,136   $101,309    $111,203   $103,107
3    $110,899   $110,899    $110,506   $105,481    $110,083   $103,078    $110,899   $105,854    $114,994   $106,596
4    $114,793   $114,793    $114,252   $110,082    $113,669   $113,669    $114,793   $110,602    $118,915   $110,203
5    $118,824   $118,824    $118,124   $114,881    $117,371   $117,371    $118,824   $115,560    $122,970   $115,063
6    $122,997   $122,997    $122,127   $119,885    $121,194   $121,194    $122,997   $120,737    $127,163   $120,134
7    $127,316   $127,316    $126,267   $125,104    $125,141   $125,141    $127,316   $126,143    $131,499   $125,424
8    $131,787   $131,787    $130,546   $130,546    $129,217   $129,217    $131,787   $131,787    $135,982   $135,982
9    $136,415   $136,415    $134,971   $134,971    $133,426   $133,426    $136,415   $136,415    $140,619   $140,619
10   $141,205   $141,205    $139,545   $139,545    $137,771   $137,771    $141,205   $141,205    $145,413   $145,413
11   $146,164   $146,164    $144,275   $144,275    $142,259   $142,259    $146,164   $146,164    $150,371   $150,371
12   $151,297   $151,297    $149,165   $149,165    $146,892   $146,892    $151,297   $151,297    $155,499   $155,499
13   $156,610   $156,610    $154,220   $154,220    $151,676   $151,676    $156,610   $156,610    $160,800   $160,800
14   $162,109   $162,109    $159,447   $159,447    $156,616   $156,616    $162,109   $162,109    $166,283   $166,283
15   $167,802   $167,802    $164,851   $164,851    $161,717   $161,717    $167,802   $167,802    $171,953   $171,953
16   $173,694   $173,694    $170,439   $170,439    $166,985   $166,985    $173,694   $173,694    $177,816   $177,816
17   $179,794   $179,794    $176,215   $176,215    $172,423   $172,423    $179,794   $179,794    $183,879   $183,879
18   $186,108   $186,108    $182,188   $182,188    $178,039   $178,039    $186,108   $186,108    $190,148   $190,148
19   $192,643   $192,643    $188,363   $188,363    $183,838   $183,838    $192,643   $192,643    $196,632   $196,632
20   $199,408   $199,408    $194,747   $194,747    $189,826   $189,826    $199,408   $199,408    $203,336   $203,336
21   $206,411   $206,411    $201,347   $201,347    $196,009   $196,009    $206,411   $206,411    $210,269   $210,269
22   $213,659   $213,659    $208,172   $208,172    $202,393   $202,393    $213,659   $213,659    $217,439   $217,439
23   $221,162   $221,162    $215,227   $215,227    $208,985   $208,985    $221,162   $221,162    $224,853   $224,853
24   $228,928   $228,928    $222,522   $222,522    $215,791   $215,791    $228,928   $228,928    $232,519   $232,519
25   $236,967   $236,967    $230,064   $230,064    $222,820   $222,820    $236,967   $236,967    $240,447   $240,447
---------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. As of December 31, 2005, the average fund expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.



5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.51%; Strategic Partners Select 3.39%; Strategic Partners FlexElite 2 3.26%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.47%; Strategic Partners Annuity One 3/Plus 3 Bonus 3.41%.



6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.



7. Surrender Value assumes surrender 2 days prior to policy anniversary.


--------------------------------------------------------------------------------
 122

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD01142 (05/2006).


           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

ORD01142

STRATEGIC PARTNERS(SM)

PLUS 3

VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2006



THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION, AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.


THE FUNDS
------------------------------------------------------------


Strategic Partners Plus 3 offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Evergreen Variable Annuity Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series. (see next page for list of portfolios currently offered).


   You may choose between two basic versions of Strategic Partners Plus 3. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Plus 3, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments.


PLEASE READ THIS PROSPECTUS
------------------------------------------------------------

Please read this prospectus before purchasing a Strategic Partners Plus 3 variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.



TO LEARN MORE ABOUT STRATEGIC PARTNERS PLUS 3

------------------------------------------------------------

To learn more about the Strategic Partners Plus 3 variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street N.E., Washington, D.C. 20549. (See SEC file numbers 333-37728 and 333-103474) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Plus 3 SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in
Section 11 of this prospectus.

   For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.


THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS PLUS 3 IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA                                                                    P2360

THE PRUDENTIAL SERIES FUND



Jennison Portfolio


Prudential Equity Portfolio


Prudential Global Portfolio


Prudential Money Market Portfolio


Prudential Stock Index Portfolio


Prudential Value Portfolio


SP AIM Core Equity Portfolio


SP Davis Value Portfolio


SP LSV International Value Portfolio


SP Mid Cap Growth Portfolio


SP PIMCO High Yield Portfolio


SP PIMCO Total Return Portfolio


SP Prudential U.S. Emerging Growth Portfolio


SP Small-Cap Growth Portfolio


SP Small Cap Value Portfolio


SP Strategic Partners Focused Growth Portfolio


SP T. Rowe Price Large-Cap Growth Portfolio


SP William Blair International Growth Portfolio



AMERICAN SKANDIA TRUST



AST Advanced Strategies Portfolio


AST Aggressive Asset Allocation Portfolio


AST AllianceBernstein Core Value Portfolio


AST AllianceBernstein Growth & Income Portfolio


AST AllianceBernstein Managed Index 500 Portfolio


AST American Century Income & Growth Portfolio


AST American Century Strategic Balanced Portfolio


AST Balanced Asset Allocation Portfolio


AST Capital Growth Asset Allocation Portfolio


AST Cohen & Steers Realty Portfolio


AST Conservative Asset Allocation Portfolio


AST DeAM Large-Cap Value Portfolio


AST DeAM Small-Cap Growth Portfolio


AST DeAM Small-Cap Value Portfolio


AST Federated Aggressive Growth Portfolio


AST First Trust Balanced Target Portfolio


AST First Trust Capital Appreciation Target Portfolio


AST Global Allocation Portfolio


AST Goldman Sachs Concentrated Growth Portfolio


AST Goldman Sachs Mid-Cap Growth Portfolio


AST High Yield Portfolio


AST JPMorgan International Equity Portfolio


AST Large-Cap Value Portfolio


AST Lord Abbett Bond-Debenture Portfolio


AST Marsico Capital Growth Portfolio


AST MFS Global Equity Portfolio


AST MFS Growth Portfolio


AST Mid-Cap Value Portfolio


AST Neuberger Berman Mid-Cap Growth Portfolio


AST Neuberger Berman Mid-Cap Value Portfolio


AST PIMCO Limited Maturity Bond Portfolio


AST Preservation Asset Allocation Portfolio


AST Small-Cap Value Portfolio


AST T. Rowe Price Asset Allocation Portfolio


AST T. Rowe Price Global Bond Portfolio


AST T. Rowe Price Natural Resources Portfolio



EVERGREEN VARIABLE ANNUITY TRUST



Evergreen VA Balanced Fund


Evergreen VA Fundamental Large Cap Fund


Evergreen VA Growth Fund


Evergreen VA International Equity Fund


Evergreen VA Omega Fund


Evergreen VA Special Values Fund



GARTMORE VARIABLE INSURANCE TRUST



GVIT Developing Markets Fund



JANUS ASPEN SERIES



Large Cap Growth Portfolio -- Service Shares

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: STRATEGIC PARTNERS PLUS 3 PROSPECTUS
                                       -------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary...........................................      6
                                                Summary............................................     11
                                                Risk Factors.......................................     15
                                                Summary Of Contract Expenses.......................     16
                                                Expense Examples...................................     22

                                       PART II: STRATEGIC PARTNERS PLUS 3 PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-11
                                       ------------------------------------------------------------
                                           Section 1: What Is The Strategic Partners Plus 3
                                             Variable Annuity?.....................................     28
                                                Short Term Cancellation Right Or "Free Look".......     29
                                           Section 2: What Investment Options Can I Choose?........     30
                                                Variable Investment Options........................     30
                                                Fixed Interest Rate Options........................     48
                                                Market Value Adjustment Option.....................     49
                                                Transfers Among Options............................     50
                                                Additional Transfer Restrictions...................     51
                                                Dollar Cost Averaging..............................     52
                                                Asset Allocation Program...........................     53
                                                Auto-Rebalancing...................................     53
                                                Scheduled Transactions.............................     53
                                                Voting Rights......................................     54
                                                Substitution.......................................     54
                                           Section 3: What Kind Of Payments Will I Receive During
                                             The Income Phase (Annuitization)?.....................     55
                                                Payment Provisions.................................     55
                                                Payment Provisions Without The Guaranteed Minimum
                                                  Income Benefit...................................     55
                                                    Option 1: Annuity Payments For A Fixed
                                                      Period.......................................     55
                                                    Option 2: Life Income Annuity Option...........     55
                                                    Option 3: Interest Payment Option..............     56
                                                    Other Annuity Options..........................     56
                                                Tax Considerations.................................     56
                                                Guaranteed Minimum Income Benefit..................     56
                                                    GMIB Roll-Up...................................     57
                                                    GMIB Option 1 -- Single Life Payout Option.....     59
                                                    GMIB Option 2 -- Joint Life Payout Option......     59
                                                How We Determine Annuity Payments..................     59
                                           Section 4: What Is The Death Benefit?...................     62
                                                Beneficiary........................................     62
                                                Calculation Of The Death Benefit...................     62
                                                Guaranteed Minimum Death Benefit...................     62
                                                    GMDB Roll-Up...................................     62
                                                    GMDB Step-Up...................................     63
                                                Special Rules If Joint Owners......................     64
                                                Highest Daily Value Death Benefit..................     64
                                                Calculation Of The Highest Daily Value Death
                                                  Benefit..........................................     65
                                                Payout Options.....................................     65
                                                Earnings Appreciator Benefit.......................     66
                                                Spousal Continuance Benefit........................     67
                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     70
                                                Lifetime Five Income Benefit.......................     70
                                                Spousal Lifetime Five Income Benefit...............     76

CONTENTS CONTINUED
--------------------------------------------------------------------------------


    Section 6: What Is The Income Appreciator Benefit?.......................         82
         Income Appreciator Benefit..........................................         82
         Calculation Of The Income Appreciator Benefit.......................         82
         Income Appreciator Benefit Options During The Accumulation Phase....         83
    Section 7: How Can I Purchase A Strategic Partners Plus 3 Contract?......         86
         Purchase Payments...................................................         86
         Allocation Of Purchase Payments.....................................         86
         Credits.............................................................         86
         Calculating Contract Value..........................................         87
    Section 8: What Are The Expenses Associated With The Strategic Partners
      Plus 3 Contract?.......................................................         88
         Insurance And Administrative Charges................................         88
         Withdrawal Charge...................................................         89
         Waiver Of Withdrawal Charges For Critical Care......................         90
         Contract Maintenance Charge.........................................         90
         Guaranteed Minimum Income Benefit Charge............................         90
         Income Appreciator Benefit Charge...................................         91
         Earnings Appreciator Benefit Charge.................................         91
         Taxes Attributable To Premium.......................................         92
         Transfer Fee........................................................         92
         Company Taxes.......................................................         92
         Underlying Mutual Fund Fees.........................................         92
    Section 9: How Can I Access My Money?....................................         93
         Withdrawals During The Accumulation Phase...........................         93
         Automated Withdrawals...............................................         93
         Suspension Of Payments Or Transfers.................................         93
    Section 10: What Are The Tax Considerations Associated With The Strategic
      Partners Plus 3 Contract?..............................................         95
         Contracts Owned By Individuals (Not Associated With Tax-Favored
           Retirement Plans).................................................         95
         Contracts Held By Tax-Favored Plans.................................         98
    Section 11: Other Information............................................        102
         Pruco Life Insurance Company........................................        102
         The Separate Account................................................        102
         Sale And Distribution Of The Contract...............................        102
         Litigation..........................................................        103
         Assignment..........................................................        104
         Financial Statements................................................        104
         Statement Of Additional Information.................................        104
         Householding........................................................        104
         Market Value Adjustment Formula.....................................        105
    Appendix A...............................................................        108
         Accumulation Unit Values............................................        108
    Appendix B...............................................................        120
         Selecting The Variable Annuity That's Right For You.................        120

PART I SUMMARY
--------------------------------------------------------------------------------

STRATEGIC PARTNERS PLUS 3 PROSPECTUS

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges.

ADJUSTED PURCHASE PAYMENT


Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.


ANNUAL INCOME AMOUNT


Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up. Under the Spousal Lifetime Five Income Benefit, the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.


ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit and has lower withdrawal charges and insurance and administrative costs than the Contract With Credit.

CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year of death.

DAILY VALUE

For purposes of the Highest Daily Value Death Benefit, which we describe below, the contract value as of the end of each business day. The Daily Value on the contract date is equal to your purchase payment.

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit, or Highest Daily Value Death Benefit, is available for an additional charge. See Section 4, "What Is The Death Benefit?"

DEATH BENEFIT TARGET DATE

With respect to the Highest Daily Value Death Benefit, the later of the contract anniversary on or after the 80th birthday of the current contract owner, the older of either joint owner or (if owned by an entity) the annuitant, or five years after the contract date.


DESIGNATED LIFE



For purposes of the Spousal Lifetime Five Income Benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the Spousal Lifetime Five Income Benefit and at the first death of one of them.


DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.


EXCESS INCOME/EXCESS WITHDRAWAL



Under the Spousal Lifetime Five Income Benefit and Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.


FIXED INTEREST RATE OPTIONS

Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

GLOSSARY CONTINUED
--------------------------------------------------------------------------------

GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEE PERIOD

A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value. The GMDB is a different death benefit than the Highest Daily Value Death Benefit, which we describe below.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-up value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced by the effect of withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

     The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

GMIB RESET

You may elect to "step-up" or "reset" your GMIB protected value if your contract value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current contract value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

GMIB ROLL-UP

We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

HIGHEST DAILY VALUE DEATH BENEFIT

An optional death benefit available for an additional charge that can provide a death benefit that exceeds the contract value on the date of death. The amount of the death benefit is determined with reference to the Highest Daily Value, as defined below.

HIGHEST DAILY VALUE

An amount equal to the highest of all previous "Daily Values" less proportional withdrawals since such date and plus any purchase payments since such date.

INCOME APPRECIATOR BENEFIT (IAB)

An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

IAB AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

A series of payments consisting of a portion of your contract value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

IAB CREDIT

An amount we add to your contract value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER


The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.


LIFETIME FIVE INCOME BENEFIT


An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners -- see "Spousal Lifetime Five Income Benefit."


MARKET VALUE ADJUSTMENT

An adjustment to your contract value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

MARKET VALUE ADJUSTMENT OPTION

This investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals or transfers that you make from this option prior to the end of its guarantee period.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

GLOSSARY CONTINUED
--------------------------------------------------------------------------------

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

PROTECTED WITHDRAWAL VALUE


Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances. Under the Spousal Lifetime Five Income Benefit, Protected Withdrawal Value refers to a value that is used to determine the Annual Income Amount. The initial Protected Withdrawal Value is equal to the greatest of three specified amounts. (See "Initial Protected Withdrawal Value" within the section describing the Spousal Lifetime Five Income Benefit.)


PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
(888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.


SPOUSAL LIFETIME FIVE INCOME BENEFIT



An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.


STATEMENT OF ADDITIONAL INFORMATION


A document containing certain additional information about the Strategic Partners Plus 3 variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.


TAX DEFERRAL


This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"


VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-11
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.


SECTION 1
WHAT IS THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY?



The Strategic Partners Plus 3 variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.



   There are two basic versions of the Strategic Partners Plus 3 variable annuity.


Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,

- may provide lower interest rates for fixed interest rate options and the market value adjustment option than the Contract Without Credit, and

- may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,

- may provide higher interest rates for fixed interest rate options and the market value adjustment option than the Contract With Credit, and

- may provide more available market value adjustment guarantee periods than the Contract With Credit.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.

   The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.


   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.


   You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-11 CONTINUED
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   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.


   If you change your mind about owning Strategic Partners Plus 3, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.


SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   You may also invest your money in fixed interest rate options or in a market value adjustment option.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"


   The Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit (discussed in Section 5) and the Income Appreciator Benefit (discussed in
Section 6) each may provide an additional amount upon which your annuity payments are based.


SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner or first-to-die of the owner or joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance and administrative cost, a potentially larger Guaranteed Minimum Death Benefit (GMDB), or Highest Daily Value Death Benefit.

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value;"

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value;" or

-  the greater of the GMDB step-up value and GMDB roll-up value.

   The Highest Daily Value Death Benefit provides a death benefit equal to the greater of the base death benefit or the highest daily value less proportional withdrawals.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, are met.

   For an additional fee, you may also choose, if it is available in your contract, the Earnings Appreciator

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PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

supplemental death benefit, which provides a benefit payment upon the death of the sole owner, or first to die of the owner or joint owner, during the accumulation phase.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.


   In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the contract value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.


SECTION 6
WHAT IS THE INCOME APPRECIATOR BENEFIT?

The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.


SECTION 7
HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS 3 CONTRACT?



You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.


SECTION 8
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT?


The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $75,000. This charge is currently equal to the lesser of $35 or 2% of your contract value. We do not impose the contract maintenance charge if your contract value is $75,000 or more. We may impose lesser charges in certain states.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-11 CONTINUED
--------------------------------------------------------------------------------

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    --  1.40% if you choose the base death benefit,

    -- 1.65% if you choose the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.25% in addition to the base death benefit charge),

    -- 1.75% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge),


    -- 1.90% if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge),



    -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit, or



    -- 0.75% if you choose the Spousal Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.


- We impose an additional insurance and administrative charge of 0.10% annually for the Contract With Credit.

- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value. (In some states this fee may be lower.)

- We will deduct an additional charge if you choose the Income Appreciator Benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your contract value.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.


- There are also expenses associated with the mutual funds. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


- If you withdraw money (or you begin the income phase) less than seven contract anniversaries after making a purchase payment, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7% for the Contract Without Credit and 5-8% for the Contract With Credit. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)


   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"


SECTION 9
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. For the Contract Without Credit, if you withdraw money less than seven contract anniversaries after making a purchase pay-

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PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

ment, we may impose a withdrawal charge ranging from 1-7%. For the Contract With Credit, we may impose a withdrawal charge ranging from 5-8%. (In certain states reduced withdrawal charges may apply for certain ages. Your contract contains the applicable charges.)


   Under the Market Value Adjustment Option, you will be subject to a market value adjustment if you make a withdrawal or transfer from the option prior to the end of a guarantee period.



   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money. We also offer a Spousal Lifetime Five Income Benefit. You also may access your Income Appreciator Benefit through withdrawals.



SECTION 10
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS 3 CONTRACT?


Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age
59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth
IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age
59 1/2.

SECTION 11
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

RISK FACTORS


There are various risks associated with an investment in the Market Value Adjustment Option that we summarize below.



   ISSUER RISK. The Market Value Adjustment Option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life, and thus backed by the financial strength of that company. If Pruco Life were to experience significant financial adversity, it is possible that Pruco Life's ability to pay interest and principal under the Market Value Adjustment Option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.



   RISKS RELATED TO CHANGING INTEREST RATES. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life holds to support the Market Value Adjustment Option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.


   RISKS RELATED TO THE WITHDRAWAL CHARGE. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------


THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS PLUS 3. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.



For more detailed information, including additional information about current and maximum charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.


                      CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE(1)
-------------------------------------------
 NUMBER OF CONTRACT     CONTRACT   CONTRACT
 ANNIVERSARIES SINCE      WITH     WITHOUT
  PURCHASE PAYMENT       CREDIT     CREDIT
 -------------------    --------   --------
          0                8%         7%
          1                8%         6%
          2                8%         5%
          3                8%         4%
          4                7%         3%
          5                6%         2%
          6                5%         1%
          7                0%         0%

MAXIMUM TRANSFER FEE
--------------------------------------------------------------
         Each transfer after 12(2)                     $30.00

CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN
STATES/JURISDICTIONS
--------------------------------------------------------------
                                  Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8. In certain states reduced withdrawal charges may apply under the Contract with Credit. Your contract contains the applicable charges.

2: Currently, we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.

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PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES


MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE
  UPON FULL WITHDRAWAL(3)                                      $60.00
----------------------------------------------------------------------------------
INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED
BENEFITS
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE
       INVESTMENT OPTIONS:



                                                              CONTRACT    CONTRACT
                                                                WITH      WITHOUT
                                                               CREDIT      CREDIT
                                                              --------    --------
         Base Death Benefit                                    1.50%       1.40%
         Base Death Benefit with Lifetime Five Income
       Benefit                                                 2.10%       2.00%
         Base Death Benefit with Spousal Lifetime Five
       Income Benefit                                          2.25%       2.15%
        Guaranteed Minimum Death Benefit Option--Roll-Up or
        Step-Up                                                1.75%       1.65%
        Guaranteed Minimum Death Benefit Option--Roll-Up or
        Step-Up with Lifetime Five Income Benefit              2.35%       2.25%
        Guaranteed Minimum Death Benefit Option--Greater of
        Roll-Up or Step-Up                                     1.85%       1.75%
        Guaranteed Minimum Death Benefit Option--Greater of
         Roll-Up or Step-Up with Lifetime Five
           Income Benefit                                      2.45%       2.35%
        Highest Daily Value Death Benefit                      2.00%       1.90%
        Highest Daily Value Death Benefit with Lifetime Five
        Income Benefit                                         2.60%       2.50%
ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(4) (FOR CONTRACTS SOLD ON OR
  AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE       0.50%
ANNUAL INCOME APPRECIATOR BENEFIT CHARGE AND CHARGE UPON
  CERTAIN WITHDRAWALS(5)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                     0.25%
ANNUAL EARNINGS APPRECIATOR BENEFIT CHARGE AND CHARGE UPON
  CERTAIN TRANSACTIONS(6)
----------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                     0.30%


3: Currently, we waive this fee if your contract value is greater than or equal to $75,000. If your contract value is less than $75,000, we currently charge the lesser of $35 or 2% of your contract value. This is a single fee that we assess
(a) annually or (b) upon full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so. This charge may be lower in certain states.

4: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. In some states this charge is 0.30%, see your contract for details. Subject to certain age or duration restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. The reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in contract value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

5: We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your contract value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

6: We impose this charge only if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value. Although the charge may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable earnings appreciator charge. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY


SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Plus 3 contract, and may vary from year to year.



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Underlying Mutual Fund Operating Expenses*        0.38%     1.67%

* See "Summary of Contract Expenses" -- Underlying Mutual Fund Portfolio Annual
Expenses for more detail on the expenses of the underlying mutual funds.

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PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND (2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%            None             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%            None             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%            None             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%            None             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%            None             0.38%
         Prudential Value Portfolio                             0.40%            0.03%            None             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%            None             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%            None             1.00%
         SP Balanced Asset Allocation Portfolio(5, 6)           0.76%            0.09%            None             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%            None             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%            None             0.82%
         SP Growth Asset Allocation Portfolio(5, 6)             0.81%            0.10%            None             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%            None             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%            None             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%            None             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%            None             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%            None             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%            None             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%            None             1.05%
         SP Small Cap Value Portfolio
           (formerly SP Goldman Sachs Small Cap Value
           Portfolio)(7)                                        0.90%            0.07%            None             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%            None             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%            None             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%            None             0.98%
AMERICAN SKANDIA TRUST(2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%            None             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%            None             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%            None             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%            None             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%            None             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%            None             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%            None             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%            None             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%            None             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%            None             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%            None             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%            None             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%            None             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%            None             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%            None             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%            None             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%            None             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%            None             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%            None             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%            None             1.18%
         AST High Yield Portfolio
           (formerly, AST Goldman Sachs High Yield
           Portfolio)(12)                                       0.75%            0.19%            None             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%            None             1.07%
         AST Large-Cap Value Portfolio
           (formerly AST Hotchkis and Wiley Large-Cap Value
           Portfolio)(13, 14, 15)                               0.75%            0.16%            None             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%            None             0.97%
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%            None             1.03%

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY


SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST MFS Global Equity Portfolio                        1.00%            0.26%            None             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%            None             1.08%
         AST Mid Cap Value Portfolio
           (formerly, AST Gabelli All-Cap Value
           Portfolio)(16)                                       0.95%            0.22%            None             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%            None             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%            None             1.03%
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%            None             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%            None             1.27%
         AST Small-Cap Value Portfolio(13, 17)                  0.90%            0.17%            None             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%            None             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%            None             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%            None             1.08%
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
         Evergreen VA Balanced Fund                             0.30%            0.20%            None             0.50%
         Evergreen VA Fundamental Large Cap Fund                0.58%            0.18%            None             0.76%
         Evergreen VA Growth Fund                               0.70%            0.22%            None             0.99%
         Evergreen VA International Equity Fund                 0.41%            0.30%            None             0.71%
         Evergreen VA Omega Fund                                0.52%            0.19%            None             0.71%
         Evergreen VA Special ValuesFund                        0.78%            0.19%            None             0.97%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund (18, 19)                  1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio None Service Shares(19)     0.64%            0.02%           0.25%             0.91%



1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."



2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.



3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.



4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.



5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.



6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.



7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."



8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."



9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.



11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.



12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY


13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.



14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."



15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."



17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.



18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.



19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY
EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1A: Contract With Credit: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit; Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit;

-  You choose the Highest Daily Value Death Benefit;

- You choose the Guaranteed Minimum Income Benefit (for contracts sold on or after January 20, 2004, or upon subsequent state approval);

-  You choose the Earnings Appreciator Benefit;

-  You choose the Income Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

EXAMPLE 1b: Contract With Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 2b: Contract Without Credit: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: Contract With Credit: Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract With Credit;

-  You do not choose any optional insurance benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 3b: Contract With Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

EXAMPLE 4a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 4b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Examples 1a, 2a,
3a and 4a) are assessed in
connection with some annuity
options, but not others.

The values shown in the 10 year
column are the same for Example 4a
and 4b, the same for Example 3a and
3b, the same for Example 2a and 2b,
and the same for Example 1a and 1b.
This is because if 10 years have
elapsed since your last purchase
payment, we would no longer deduct
withdrawal charges when you make a
withdrawal. The indicated examples
reflect the maximum withdrawal
charges, but in certain states
reduced withdrawal charges may
apply for certain ages.


The examples use an average
contract maintenance charge, which
we calculated based on our estimate
of the total contract fees we
expect to collect in 2006. Your
actual fees will vary based on the
amount of your contract and your
specific allocation among the
investment options.


Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

A table of accumulation unit values
appears in Appendix A to this
prospectus.

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SUMMARY


CONTRACT WITH CREDIT: HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED MINIMUM
INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 1a:                             EXAMPLE 1b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,279    $2,332    $3,290    $5,254    $527    $1,580    $2,632    $5,254



CONTRACT WITHOUT CREDIT: HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED
MINIMUM INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR
BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 2a:                             EXAMPLE 2b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,127    $1,942    $2,757    $4,977    $497    $1,492    $2,487    $4,977



CONTRACT WITH CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 3a:                         EXAMPLE 3b:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
    -----------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
    $1,121   $1,875   $2,557   $3,943   $369    $1,123    $1,899    $3,943



CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 4a:                         EXAMPLE 4b:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
    -----------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
      $975   $1,501   $2,049   $3,703   $345    $1,051    $1,779    $3,703

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PART II SECTIONS 1-11
--------------------------------------------------------------------------------

STRATEGIC PARTNERS PLUS 3 PROSPECTUS

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

        1:

WHAT IS THE STRATEGIC PARTNERS PLUS 3


        VARIABLE ANNUITY?
--------------------------------------------------------------------------------


THE STRATEGIC PARTNERS PLUS 3 VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).


Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.



   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.



   There are two basic versions of Strategic Partners Plus 3 variable annuity.


Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

- has higher withdrawal charges and insurance and administrative costs than the Contract Without Credit,


- may provide a lower interest rate for fixed interest rate options and the Market Value Adjustment Option than the Contract Without Credit, and


- may provide fewer available market value adjustment guarantee periods than the Contract Without Credit.

Contract Without Credit.

-  does not provide a credit,

- has lower withdrawal charges and insurance and administrative costs than the Contract With Credit,


- may provide a higher interest rate for fixed interest rate options and the Market Value Adjustment Option than the Contract With Credit, and


- may provide more market value adjustment guarantee periods than the Contract With Credit.

   Unless we state otherwise, when we use the word contract, it applies to both versions.


   In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.



   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Plus 3 if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.



   Strategic Partners Plus 3 is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options and a market value adjustment option. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"


If you change your mind about owning Strategic Partners Plus 3, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:


-  Your full purchase payment, less any applicable federal and state income tax;
   or

- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment. We impose neither a withdrawal charge nor any market value adjustment if you cancel your contract under this provision.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.


   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.


   Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.



   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


marketing material discussing the contract and the available options.


   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-Adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          AllianceBernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   Alliance Bernstein Large-Cap Growth Portfolio): seeks          Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
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        2:
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAPVALUE                    AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   ofthe value of its net assets inmid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------

 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------

 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                                 EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------

 ASSET ALLOCATION/ BALANCED        EVERGREEN VA BALANCED FUND: seeks capital growth and current   Evergreen Investment
                                   income. The Portfolio invests in a combination of debt         Management Company,
                                   securities, common stocks, preferred stocks and securities     LLC
                                   convertible or exchangeable for common stocks of large U.S.
                                   companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) Index, at
                                   the time of purchase). Under normal circumstances, the
                                   Portfolio will invest at least 25% of its assets in debt
                                   securities and the remainder in equity securities. The
                                   Portfolio's managers use a diversified equity style of
                                   management, best defined as a blend between growth and value stocks. The Portfolio normally invests primarily all of the fixed income portion in U.S. dollar-denominated investment grade debt securities, including debt securities issued or guaranteed by the U.S. Treasury or by an agency or
                                   instrumentality of the U.S. government, corporate bonds,
                                   mortgage-backed securities, asset-backed securities, and
                                   other income producing securities. The Portfolio is not
                                   required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the
                                   Portfolio has purchased it.
-----------------------------------------------------------------------------------------------------------------------

 LARGE CAP VALUE                   EVERGREEN VA FUNDAMENTAL LARGE CAP FUND: seeks capital         Evergreen Investment
                                   growth with the potential for current income. The Portfolio    Management Company,
                                   invests primarily in common stocks of large U.S. companies     LLC
                                   (i.e., companies whose market capitalizations fall within
                                   the market capitalization range of the companies tracked by the Russell 1000(R) Index, measured at the time of
                                   purchase). The Portfolio's stock selection is based on a
                                   diversified style of equity management that allows the
                                   Portfolio to invest in both value- and growth-oriented
                                   equity securities. The Portfolio's managers seek companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and display
                                   certain characteristics such as earning a high return on
                                   investment and having some kind of competitive advantage in their industry. "Growth" stocks are stocks of companies
                                   which the Portfolio's managers believe have anticipated
                                   earnings ranging from steady to accelerated growth. The
                                   Portfolio intends to seek additional income primarily by
                                   investing up to 20% of its assets in convertible bonds,
                                   including below investment grade bonds, and convertible
                                   preferred stocks of any quality. The Portfolio may invest up to 20% of its assets in foreign securities.
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  EVERGREEN VA GROWTH FUND: seeks long-term capital growth.      Evergreen Investment
                                   The Portfolio invests at least 75% of its assets in common     Management Company,
                                   stocks of small- and medium-sized companies (i.e., companies   LLC
                                   whose market capitalizations fall within the market
                                   capitalization range of the companies tracked by the Russell
                                   2000(R) Growth Index, measured at the time of purchase). The remaining portion of the Portfolio's assets may be invested in companies of any size. The Portfolio's managers employ a growth-style of equity management and will purchase stocks of companies that have demonstrated earnings, asset values or growth potential which they believe are not yet reflected in the stock's market price. The Portfolio's managers
                                   consider earnings growth above the average earnings growth of companies included in the Russell 2000(R) Growth Index as a key factor in selecting investments.
-----------------------------------------------------------------------------------------------------------------------

 INTERNATIONAL EQUITY              EVERGREEN VA INTERNATIONAL EQUITY FUND: seeks long-term        Evergreen Investment
                                   capital growth and secondarily, modest income. The Portfolio   Management Company,
                                   normally invests 80% of its assets in equity securities        LLC
                                   issued by established, quality, non-U.S. companies located in countries with developed markets and may purchase across all market capitalizations. The Portfolio normally invests at least 65% of its assets in securities of companies in at least three different countries (other than the U.S.). The
                                   Portfolio may also invest in emerging markets. The
                                   Portfolio's managers seek both growth and value
                                   opportunities, and the Portfolio intends to seek modest
                                   income from dividends paid by its equity holdings.
-----------------------------------------------------------------------------------------------------------------------

 SPECIALTY                         EVERGREEN VA OMEGA FUND: seeks long-term capital growth. The   Evergreen Investment
                                   Portfolio invests primarily, and under normal conditions       Management Company,
                                   substantially all of its assets, in common stocks and          LLC
                                   securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio's managers employ a growth style of equity management. "Growth" stocks are stocks of companies that the Portfolio's managers
                                   believe have anticipated earnings ranging from steady to
                                   accelerated growth. The Portfolio may invest up to 25% of
                                   its assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------

 SMALL CAP VALUE                   EVERGREEN VA SPECIAL VALUES FUND: seeks capital growth in      Evergreen Investment
                                   the value of its shares. The Portfolio normally invests at     Management Company,
                                   least 80% of its assets in common stocks of small U.S.         LLC
                                   companies (i.e. companies whose market capitalizations fall within the market capitalization range of the companies
                                   tracked by the Russell 2000(R) Index, measured at the time of purchase). The remaining 20% of the Portfolio's assets
                                   may be represented by cash or invested in various cash
                                   equivalents or common stocks of any market capitalization.
                                   The Portfolio's managers seek to limit the investment risk of small company investing by seeking stocks that trade
                                   below what the managers consider their intrinsic value. The
                                   Portfolio's managers look specifically for various growth
                                   triggers, or catalysts, that will bring the stock's price
                                   into line with its actual or potential value, such as new
                                   products, new management, changes in regulation and/or
                                   restructuring potential.
-----------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------

 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------

 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long-term growth of capital in a manner          Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

FIXED INTEREST RATE OPTIONS

We offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).


   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.


   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

DOLLAR COST AVERAGING FIXED RATE OPTION

You may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option. Transfers to the one-year fixed interest rate option will remain in the general account.

   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options, or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

MARKET VALUE ADJUSTMENT OPTION


Under the Market Value Adjustment Option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by applicable state law with respect to any guarantee period. We may offer fewer available guarantee periods in Contracts With Credit than in Contracts Without Credit. This option is not available for contracts issued in some states. Please see your contract. The Market Value Adjustment Option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.


   IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.

   You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option. We may offer lower interest rates for Contracts With Credit than for Contracts Without Credit.

   We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of the value in the guarantee period, (e) payment of a death benefit, or (f) the date the amount is withdrawn.

   During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:


(a) withdraw or transfer the value of the guarantee period,


(b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or

(c) apply the value in the guarantee period to the annuity or settlement option of your choice.

If we do not receive instructions from you concerning the disposition of the contract value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

   During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) listed immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.


   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.


   Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life.

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MARKET VALUE ADJUSTMENT

When you allocate a purchase payment or transfer contract value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your contract value if you withdraw or transfer outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

   For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive). For a partial withdrawal, we would deduct a negative market value adjustment from your remaining contract value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

   Other things you should know about the market value adjustment include the following:

- We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.

- A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.

- In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the contract value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above. The laws of certain states may prohibit us from imposing a market value adjustment on the annuity date.

   YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFIT IN YOUR GUARANTEE PERIOD DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.

TRANSFERS AMONG OPTIONS


Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your contract value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer contract value into the market value adjustment option at any time, provided it is at least $1,000.


   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received

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after the close of the business day will take effect at the end of the next business day.


   With regard to the Market Value Adjustment Option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.


   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a

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   portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options or the one-year fixed interest rate option. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

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   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM


We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.


   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS


Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Internal Revenue Code of 1986, as amended
(Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.

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VOTING RIGHTS


We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.


SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

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PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date).

   Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.


   The Strategic Partners Plus 3 variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.



   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"


PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump-sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

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OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

TAX CONSIDERATIONS


If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.


GUARANTEED MINIMUM INCOME BENEFIT

   The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced by the effect of withdrawals.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 75 or younger in order for you to elect the Guaranteed Minimum Income Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value described below. In some states this fee may be lower.

- Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.


- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS MINIMUM DISTRIBUTION REQUIREMENTS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD. SEE "MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION" IN SECTION 10 FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.


   Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the

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income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

GMIB ROLL-UP

The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the contract value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).

   Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:

- the contract anniversary coinciding with or next following the annuitant's 80th birthday,

-  the 7th contract anniversary, or

-  7 years from the most recent GMIB reset (as described below).

   However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced proportionally by withdrawals.

EFFECT OF WITHDRAWALS

In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the contract value after the withdrawal by the contract value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

   The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).

- The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the contract value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

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- The GMIB protected value is first reduced by the Remaining Limit (from $241,941.95 to $239,441.95).

-  The result is then further reduced by the ratio of A to B, where:

   - A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).

   - B is the contract value less the Remaining Limit ($220,000 - $2,500, or $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.

   - The GMIB 200% cap is reduced by the sum of all reductions above ($490,000-$2,500-$8,256.62, or $479,243.38).

- The Remaining Limit is set to zero (0) for the balance of the first contract year.

EXAMPLE 3. DOLLAR-FOR-DOLLAR LIMIT IN SECOND CONTRACT YEAR

A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).

- The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

GMIB RESET FEATURE

You may elect to "reset" your GMIB protected value to equal your current contract value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value -- that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges -- as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS


We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a period certain of ten years. In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 2% annually for a waiting period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).

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GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 95 (age 92 for contracts used as a funding vehicle for IRAs).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

TERMINATING THE GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your contract value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

   Upon termination of the GMIB, we will deduct the charge from your contract value for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year).

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of

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the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
   (a) four years, for life annuities under the GMIB sold in contracts on or after January 20, 2004, or upon subsequent state approval or (b) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity

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contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

        4:

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        DEATH BENEFIT?
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THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT


If the owner or joint owner dies during the accumulation phase, we will, upon receiving the appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the deceased owner or joint owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse on the date of death, then the surviving spouse may continue the contract under the Spousal Continuance Benefit. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner or the surviving owner may continue the contract under the Spousal Continuance Benefit.


   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made within one year of death. We impose no market value adjustment on contract value held within the market value adjustment option when a death benefit is paid.

2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or, (i) if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value or (ii) if you have chosen the Highest Daily Value Death Benefit, a death benefit equal to the highest daily value (computed as described below in this section).

GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. You cannot elect a GMDB option if you choose the Highest Daily Value Death Benefit.

   The GMDB protected value option can be equal to the:

-  GMDB roll-up,

-  GMDB step-up, or

-  Greater of the GMDB roll-up and the GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 5% starting on the date that each invested purchase payment is made. The GMDB roll-up value will increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the later of:

- the contract anniversary coinciding with or next following the sole owner's or older owner's 80th birthday, or

-  the 5th contract anniversary.

However, the GMDB protected value will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 5% of

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GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 5%.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 3% of all invested purchase payments, starting on the date that each invested purchase payment is made. We will increase the GMDB roll-up by subsequent invested purchase payments and reduce it by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the 5th contract anniversary. However we will continue to reduce the GMDB protected value by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 3% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 3%.

GMDB STEP-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the contract value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

   We stop increasing the GMDB step-up by any appreciation in the contract value on the later of:

- the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or

-  the 5th contract anniversary.

However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80 AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the contract value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Benefit are met, then the contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. A surviving spouse who is eligible for the Spousal Continuance Benefit must choose between that benefit and receiving the death benefit during the first 60 days following our receipt of proof of death.

   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

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   Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

SPECIAL RULES IF JOINT OWNERS

If the contract has an owner and a joint owner and they are spouses at the time that one dies, the Spousal Continuance Benefit may apply. If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the death benefit and the contract will end. Joint ownership may not be allowed in your state.

HIGHEST DAILY VALUE DEATH BENEFIT

The Highest Daily Value Death Benefit (HDV) is a feature under which the death benefit may be "stepped-up" on a daily basis to reflect increasing contract value. HDV is currently being offered in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved. The HDV is not available if you elect the Guaranteed Minimum Death Benefit. Currently, HDV can only be elected at the time you purchase your contract. Please note that you may not terminate the HDV death benefit once elected. Moreover, because this benefit may not be terminated once elected, you must, as detailed below, keep your contract value allocated to certain Prudential Series Fund asset allocation portfolios.

   Under HDV, the amount of the benefit depends on whether the "target date" is reached. The target date is reached upon the later of the contract anniversary coinciding with or next following the elder owner's (or annuitant's, if entity owned) 80th birthday or five years after the contract date. Prior to the target date, the death benefit amount is increased on any business day if the contract value on that day exceeds the most recently determined death benefit amount under this option. These possible daily adjustments cease on and after the target date, and instead adjustments are made only for purchase payments and withdrawals.

IF THE CONTRACT HAS ONE CONTRACT OWNER, the contract owner must be age 79 or less at the time the HDV is elected. If the contract has joint owners, the older owner must be age 79 or less. If there are joint owners, death of the owner refers to the first to die of the joint owners. If the contract is owned by an entity, the annuitant must be age 79 or less, and death of the contract owner refers to the death of the annuitant.


   Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio or to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


   The HDV death benefit depends on whether death occurs before or after the Death Benefit Target Date.

IF THE CONTRACT OWNER DIES BEFORE THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

-  the HDV as of the contract owner's date of death.

IF THE CONTRACT OWNER DIES ON OR AFTER THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

- the HDV on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the contract owner's date of death and decreased by any proportional withdrawals since such date.

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CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT

EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION

The following are examples of how the HDV death benefit is calculated. Each example assumes an initial purchase payment of $50,000. Each example assumes that there is one contract owner who is age 70 on the contract date.

EXAMPLE WITH MARKET INCREASE AND DEATH BEFORE DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the contract value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the contract owner has died before the Death Benefit Target Date. The death benefit is equal to the greater of HDV or the base death benefit. The death benefit would be the Highest Daily Value ($90,000) because it is greater than the amount that would have been payable under the base death benefit ($75,000).

EXAMPLE WITH WITHDRAWALS

Assume that the contract value has been increasing due to positive market performance and the contract owner made a withdrawal of $15,000 in contract year 7 when the contract value was $75,000. On the date we receive due proof of death, the contract value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth contract year. Assume as well that the contract owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the base death benefit.


Highest Daily Value = $90,000 - [$90,000 X $15,000/$75,000]


                     = $90,000 - $18,000

                     = $72,000


Base Death Benefit = max [$80,000, $50,000 - ($50,000 X $15,000/$75,000)]


                     = max [$80,000, $40,000]

                     = $80,000

                     The death benefit therefore is $80,000.

EXAMPLE WITH DEATH AFTER DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the contract owner dies after the Death Benefit Target Date, when the contract value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the contract owner made a purchase payment of $15,000 and later had taken a withdrawal of $5,000 when the contract value was $70,000. The death benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the base death benefit.


Highest Daily Value = $80,000 + $15,000 - [($80,000 + $15,000) X $5,000/$70,000]


                     = $80,000 + $15,000 - $6,786

                     = $88,214


Base Death Benefit = max [$75,000, ($50,000 + $15,000) - [($50,000 + $15,000) X
$5,000/$70,000]]


                     = max [$75,000, $60,357]

                     = $75,000

                     The death benefit therefore is $88,214.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

  CHOICE 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option

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  within sixty days, the beneficiary will receive this payout option.


  CHOICE 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.


      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.


      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.


  Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the last to survive of the owner or joint owner.

      If the owner and joint owner are not spouses, any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.


   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"


EARNINGS APPRECIATOR BENEFIT


The Earnings Appreciator Benefit (EAB) is an optional, supplemental death benefit that provides a benefit payment upon the death of the sole owner or first-to-die of the owner or joint owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state.


   The Earnings Appreciator Benefit is designed to provide a beneficiary with additional funds when we pay a death benefit in order to defray the impact taxes may have on that payment. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Earnings Appreciator Benefit.

   If you want the Earnings Appreciator Benefit, you generally must elect it at the time you apply for the contract. If you elect the Earnings Appreciator Benefit, you may not later revoke it. You may, if you wish, select both the Earnings Appreciator Benefit and the Highest Daily Value Death Benefit.

   Upon our receipt of proof of death in good order, we will determine an Earnings Appreciator Benefit by multiplying the Earnings Appreciator Benefit percentage below by the lesser of: (i) the then-existing amount of earnings under the contract, or (ii) an amount equal to 3 times the sum of all purchase payments previously made under the contract.

   For purposes of computing earnings and purchase payments under the Earnings Appreciator Benefit, we calculate earnings as the difference between the contract value and the sum of all purchase payments. Withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis.


   EAB percentages are as follows:


-  40% if the owner is age 70 or younger on the date the application is signed.

- 25% if the owner is between ages 71 and 75 on the date the application is signed.

- 15% if the owner is between ages 76 and 79 on the date the application is signed.

   If the contract is owned jointly, the age of the older of the owner or joint owner determines the EAB percentage.

   If the surviving spouse is continuing the contract in accordance with the Spousal Continuance Benefit (See

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"Spousal Continuance Benefit" below), the following conditions apply:

- In calculating the Earnings Appreciator Benefit, we will use the age of the surviving spouse at the time that the Spousal Continuance Benefit is activated to determine the applicable EAB percentage.

- We will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with this benefit) if he or she is age 80 or older on the date that the Spousal Continuance Benefit is activated.

- If the Earnings Appreciator Benefit is continued, we will calculate any applicable Earnings Appreciator Benefit payable upon the surviving spouse's death by treating the contract value (as adjusted under the terms of the Spousal Continuance Benefit) as the first purchase payment.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract,

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

-  the date the contract terminates, or

-  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This benefit is available if, on the date we receive proof of the owner's death in good order, (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or (2) there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract. In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death. Assuming the above conditions are present, the surviving spouse can elect the Spousal Continuance Benefit, but must do so no later than 60 days after furnishing proof of the owner's death in good order.

   Upon activation of the Spousal Continuance Benefit, the contract value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This contract value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted contract value among the variable, fixed interest rate or market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

   Under the Spousal Continuance Benefit, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Benefit. However, we will continue to impose withdrawal charges on purchase payments made after activation of this benefit. In addition, contract value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

   IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Benefit, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the sum of all invested purchase payments (adjusted for withdrawals),

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB ROLL-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB roll-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB STEP-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

        4:

WHAT IS THE DEATH BENEFIT? CONTINUED

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PART II   STRATEGIC PARTNERS PLUS 3 PROSPECTUS   SECTIONS 1-11

   IF YOU HAVE ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GREATER OF THE GMDB ROLL-UP AND GMDB STEP-UP, we will adjust the contract value to equal the greatest of:

-  the contract value,

-  the GMDB roll-up, or

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE HIGHEST DAILY VALUE DEATH BENEFIT, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the Highest Daily Value,

plus the amount of any applicable Earnings Appreciator Benefit.

   After we have made the adjustment to contract value set out immediately above, we will continue to compute the GMDB roll-up and the GMDB step-up, or HDV death benefit (as applicable), under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.

   If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit or Highest Daily Value Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.


   IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.


   IF YOU ELECTED THE LIFETIME FIVE INCOME BENEFIT, on the owner's death, the Lifetime Five Income Benefit will end. However, if the owner's surviving spouse would be eligible to acquire the Lifetime Five Income Benefit as if he/she were a new purchaser, then the surviving spouse may elect the Lifetime Five Income Benefit under the Spousal Continuance Benefit. The surviving spouse (or new annuitant designated by the surviving spouse) must be at least 45 years of age at the time of election.


   IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Benefit. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following: (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., the contract anniversary coinciding with or next following the annuitant's 95th birthday), or
(c) the contract anniversary coinciding with or next following the annuitants' surviving spouse's 95th birthday.



   If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would

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preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the contract value.

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        5:

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        INCOME BENEFIT?
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LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit or Income Appreciator Benefit.


- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio or to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


PROTECTED WITHDRAWAL VALUE


The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With


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respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments for the Contract With Credit.


- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.


   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.



   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.


   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income

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   Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.


   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.


   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):


(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484.33


(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93


-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

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- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.


- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489


-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623


-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450


- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503


-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE


If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1, 2010, then the following values would result:



-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000



- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000. If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.



- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.


BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent

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   contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive

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   your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.


ELECTION OF LIFETIME FIVE

Lifetime Five can be elected at the time you purchase your contract, or after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.


   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.



   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit or elect the Spousal Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.


ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS


If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments


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do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


SPOUSAL LIFETIME FIVE INCOME BENEFIT



The Spousal Lifetime Five Income Benefit (Spousal Lifetime Five) described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there will be a restriction on your ability to re-elect Spousal Lifetime Five and Lifetime Five. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit. Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your contract value in accordance with the then permitted and available option(s).



   We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the contract value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.



INITIAL PROTECTED WITHDRAWAL VALUE



The initial Protected Withdrawal Value is used to determine the amount of the initial annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Spousal Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With respect to (A) and
(C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments.



- If you elect Spousal Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.



- For existing contract owners who are electing the Spousal Lifetime Five Benefit, the contract value on the date of your election of Spousal Lifetime Five will be used to determine the initial Protected Withdrawal Value.


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WHAT IS THE LIFETIME FIVE INCOME BENEFIT? CONTINUED
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


ANNUAL INCOME AMOUNT UNDER THE SPOUSAL LIFE INCOME BENEFIT



The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.



   You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your contract value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 3rd anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 3rd anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.



   An optional automatic step-up ("Auto Step-Up") feature is available for the Spousal Lifetime Five benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd Contract Anniversary following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Annual Income Amount will only be stepped-up if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. If 5% of the Contract Value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive Contract Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd Contract Anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.



   Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.



   If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.



   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1,


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2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Income Benefit.



   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):



(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484



(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000



(c)  Contract value on February 1, 2006 (the first Annuity Anniversary) =
     $265,000



   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).



EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION



If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:



- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250 Annual Income Amount for future contract years remains at $13,250



EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS



If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:



-  Remaining Annual Income Amount for current contract year = $0



- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.



- Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93



-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157



EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT



If a step-up of the Annual Income Amount is requested on February 1, 2010, the request will be accepted because 5% of the contract value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000. If the step-up request was due to the election of the auto step-up feature, the step-up should still occur because 5% of Contract Value would exceed the Annual Income Amount by more than 5% (5% of $13,250 = $662.50; $13,250 + 662.50 = $13,912.50; $14,000 > $13,912.50).



BENEFITS UNDER SPOUSAL LIFETIME FIVE



- To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your contract value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further purchase payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.


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WHAT IS THE LIFETIME FIVE INCOME BENEFIT? CONTINUED
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:



   1. apply your contract value to any annuity option available; or



   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.



   We must receive your request in a form acceptable to us at our office.



- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:



   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and



   2. the contract value.



- If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.



OTHER IMPORTANT CONSIDERATIONS



- Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.



- Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.



- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Spousal Lifetime Five. Spousal Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.



- You must allocate your contract value in accordance with the then available option(s) that we may permit in order to elect and maintain Spousal Lifetime Five.



- There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.



- In order for the surviving Designated Life to continue Spousal Lifetime Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the spousal continuation benefit.



ELECTION OF AND DESIGNATIONS OF SPOUSAL LIFETIME FIVE



Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:



- One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each


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   must be at least 55 years old at the time of election; or



- Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.



No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.



   Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your contract value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.



   Currently, if you terminate Spousal Lifetime Five, you will only be permitted to re-elect the benefit or elect the Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.



TERMINATION OF SPOUSAL LIFETIME FIVE



Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.



   The charge for Spousal Lifetime Five will no longer be deducted from your contract value upon termination of the benefit.



ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS



If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        6:

WHAT IS THE

        INCOME APPRECIATOR BENEFIT?
--------------------------------------------------------------------------------

INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit (IAB) is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

   If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.

- The annuitant must be 75 or younger in order for you to elect the Income Appreciator Benefit.


- If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your contract value. See "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?" in Section 8.


ACTIVATION OF THE INCOME APPRECIATOR BENEFIT

YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

   Once activated, you can receive the Income Appreciator Benefit:
-  IAB OPTION 1 - at annuitization as part of an annuity payment;

- IAB OPTION 2 - during the accumulation phase through the IAB automatic withdrawal payment program; or

- IAB OPTION 3 - during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.


   Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"


   IF YOU DO NOT ACTIVATE THE BENEFIT PRIOR TO THE MAXIMUM ANNUITIZATION AGE YOU MAY LOSE ALL OR PART OF THE IAB.

CALCULATION OF THE INCOME APPRECIATOR BENEFIT

We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:

- earnings are calculated as the difference between the contract value and the sum of all purchase payments;

- earnings do not include (1) any amount added to the contract value as a result of the Spousal Continuance Benefit, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;

- withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;

- the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

   NUMBER OF YEARS         INCOME
 INCOME APPRECIATOR     APPRECIATOR
       BENEFIT            BENEFIT
  HAS BEEN IN FORCE      PERCENTAGE
 ------------------     -----------
         0-6                 0%
         7-9                15%
        10-14               20%
         15+                25%

IAB OPTION 1 -- INCOME APPRECIATOR BENEFIT AT ANNUITIZATION

Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity

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date and add it to the adjusted contract value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

   UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

EFFECT OF INCOME APPRECIATOR BENEFIT ON GUARANTEED MINIMUM INCOME BENEFIT

If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

1. the adjusted contract value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

   If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

TERMINATING THE INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract;

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit;

- the date the Income Appreciator Benefit amount is reduced to zero (generally ten years after activation) under IAB Options 2 and 3;

-  the date of annuitization; or

-  the date the contract terminates.

   Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

   IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

IAB OPTION 2 -- INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM


Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal amount from your contract value, in which case each combined payment must be at least $100.


   The maximum automated withdrawal payment amount that you may receive from your contract value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        6:

WHAT IS THE INCOME APPRECIATOR BENEFIT? CONTINUED

--------------------------------------------------------------------------------

10% of the contract value as of the date you activate the Income Appreciator Benefit.

   Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in contract value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

   After the ten-year payment period has ended, if the remaining contract value is $2,000 or more, the contract will continue. If the remaining contract value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining contract value and the contract will terminate. If the contract value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

DISCONTINUING THE INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM UNDER IAB OPTION 2

You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the contract value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the contract value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

   You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the contract value in a lump sum before determining the adjusted contract value. The adjusted contract value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

IAB OPTION 3 -- INCOME APPRECIATOR BENEFIT CREDIT TO CONTRACT VALUE

Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your contract value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option in the same manner as your current allocation, unless you direct us otherwise. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in contract value due to the investment performance of any allocation option.

   Before we add the last Income Appreciator Benefit credit to your contract value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the contract value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

   You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

EXCESS WITHDRAWALS

During the 10 year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is withdrawn from your contract value in a contract year that exceeds the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Apprecia-

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

tor Benefit was activated that have not been previously withdrawn.

   We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

   Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated that have not been previously withdrawn do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

EFFECT OF TOTAL WITHDRAWAL ON INCOME APPRECIATOR BENEFIT

We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

        7:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        PLUS 3 CONTRACT?

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PURCHASE PAYMENTS


The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers. (You may not make additional purchase payments if you purchase a contract issued in Massachusetts, or if you purchase a Contract With Credit issued in Pennsylvania.)


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:

-  the owner,

-  the joint owner,

-  the annuitant, or

-  the co-annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable or fixed interest rate options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 and, allocations to the market value adjustment option must be no less than $1,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable or fixed interest rate investment options or the market value adjustment option in the same percentages as the purchase payment.

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   The bonus credit that we pay with respect to any purchase payment depends on
(i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and (ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000; 5% if the purchase payment is equal to or greater than $250,000 but less than $1 million; or 6% if the purchase payment is $1 million or greater; and

- if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

   Under the Contract With Credit, if the owner returns the contract during the free look period, we will recapture the bonus credits. If we pay a death benefit under the contract, we have a contractual right to take back any credit we applied within one year of the date of death.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option,

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes, and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

        8:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC


                    PARTNERS PLUS 3 CONTRACT?

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THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, Highest Daily Value Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   The death benefit charge is equal to:

   -  1.40% on an annual basis if you choose the base death benefit,

   - 1.65% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option, (i.e., 0.25% in addition to the base death benefit charge),

   - 1.75% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge), or

   - 1.90% on an annual basis if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge).

   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the Contract With Credit.


   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. The 0.60% and 0.75% charges are in addition to the charge we impose for the applicable death benefit, and are


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deducted daily based on the contract value in the variable investment options. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.


   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment being withdrawn was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn.

NUMBER OF CONTRACT
ANNIVERSARIES SINCE    CONTRACT WITH     CONTRACT WITHOUT
 THE DATE OF EACH    CREDIT WITHDRAWAL   CREDIT WITHDRAWAL
 PURCHASE PAYMENT         CHARGE              CHARGE
-------------------  -----------------   -----------------
        0                    8%                 7%
        1                    8%                 6%
        2                    8%                 5%
        3                    8%                 4%
        4                    7%                 3%
        5                    6%                 2%
        6                    5%                 1%
        7                    0%                 0%

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If a withdrawal or transfer is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount, including the withdrawal charge. We will then apply a withdrawal charge to the adjusted amount.

   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

   Withdrawal charges will never be greater than permitted by applicable law.

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        8:


WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC


         PARTNERS PLUS 3 CONTRACT? CONTINUED

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WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges and any market value adjustment upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS


If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Plus 3 Contract?"


CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $75,000, we will deduct the lesser of $35 or 2% of your contract value, for administrative expenses (this fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's investment options. This same charge will also be deducted when you surrender your contract if your contract value is less than $75,000.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary,

-  when you begin the income phase of the contract,

-  upon a full withdrawal, and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, the fixed interest rate options, and the market value adjustment option. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

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   THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

INCOME APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your contract value. The Income Appreciator Benefit charge is calculated:

   -  on each contract anniversary,

   -  on the annuity date,


   - upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,


   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,


   - upon the death of the sole owner or first-to-die of the owner or joint owner prior to the annuity date,


   -  upon a full withdrawal, and

   - upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

   We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.


   The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.


   We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your contract value under IAB Option 3 increase the contract value, and because the IAB fee is a percentage of your contract value, the IAB fee may increase as a consequence of those additions.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

   We calculate the charge on each of the following events:

   -  each contract anniversary,

   -  on the annuity date,

   - upon death of the sole or first to die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date that the Earnings Appreciator Benefit charge was last calculated.

   Although the Earnings Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,

   -  upon a full withdrawal, and

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WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC


         PARTNERS PLUS 3 CONTRACT? CONTINUED

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   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option (including each guarantee period) in the same proportion that the amount allocated to the investment option bears to the total contract value. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE


You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated.


COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.


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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
        9:

HOW CAN I

        ACCESS MY MONEY?
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YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your contract value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the contract value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
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- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

        10:

WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC


                    PARTNERS PLUS 3 CONTRACT?

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The tax considerations associated with the Strategic Partners Plus 3 contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.



   This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

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TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC


         PARTNERS PLUS 3 CONTRACT CONTINUED

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TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary.

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Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

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         PARTNERS PLUS 3 CONTRACT CONTINUED

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   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   Changes In The Contract. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.


   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater), less any applicable federal and state income tax withholding.


   Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older and by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse)


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may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan.

   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);


- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and


-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   Roth IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;


- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and


- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


   The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.



   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in


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TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC


         PARTNERS PLUS 3 CONTRACT CONTINUED

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connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older and by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to the prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000 who are not married filing a separate return), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law.



   In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION


If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.



   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.


   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal

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   payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty).


   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 8, "What Are The Expenses Associated With The Strategic Partners Plus 3 Contract?"


   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 11.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

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        11:

OTHER

        INFORMATION
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PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.



   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.



   Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. Pruco's Life annual report for the year ended December 31, 2005, together with subsequent periodic reports that Pruco Life files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life is 811-07325. You may read and copy any filings made by Pruco Life with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.


THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her

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firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.


   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.


   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.


   On July 1, 2003, Prudential Financial combined its retail securities brokerage and clearing operations with those of Wachovia Corporation ("Wachovia") and formed Wachovia Securities Financial Holdings, LLC ("Wachovia Securities"), a joint venture headquartered in Richmond, Virginia. PFI has a 38% ownership interest in the joint venture, while Wachovia owns the remaining 62%. Wachovia and Wachovia Securities are key distribution partners for certain products of Prudential Financial affiliates, including mutual funds and individual annuities that are distributed through their financial advisors, bank channel and independent channel. In addition, Prudential Financial is a service provider to the managed account platform and certain wrap-fee programs offered by Wachovia Securities. The Strategic Partners Plus and Strategic Partners Plus 3 variable annuities are sold through Wachovia Securities.


LITIGATION


Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of


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        11:

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benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The following is such a pending proceeding:



   Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Pruco Life plans to appeal the verdict.



   Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.


ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS


The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Plus 3 contract, are included in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements


-  Separate Account Financial Information



-  Company Financial Information


HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

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MARKET VALUE

        ADJUSTMENT FORMULA
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MARKET VALUE ADJUSTMENT FORMULA


GENERAL FORMULA

The formula under which Pruco Life calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under the market value adjustment option is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
MVA). The MVA itself is calculated as follows:
                              1 + I
                  MVA = [(-------------) to the N/12 power] -1
                          1 + J + .0025

where:  I   =    the guaranteed credited interest rate
                 (annual effective) for the given
                 contract at the time of withdrawal or
                 annuitization or settlement.
        J   =    the current credited interest rate
                 offered on new money at the time of
                 withdrawal or annuitization or
                 settlement for a guarantee period of
                 equal length to the number of whole
                 years remaining in the Contract's
                 current guarantee period plus one
                 year.
        N   =    equals the remaining number of months
                 in the contract's current guarantee
                 period (rounded up) at the time of
                 withdrawal or annuitization or
                 settlement.

PENNSYLVANIA FORMULA

We use the same MVA formula with respect to contracts issued in Pennsylvania as the general formula, except that "J" in the formula above uses an interpolated rate as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

            m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

INDIANA FORMULA

We use the following MVA formula for contracts issued in Indiana:
                              1 + I
                   MVA = [(-----------) to the N/12 power] -1
                               1 + J

The variables I, J and N retain the same definitions as the general formula.

MARKET VALUE ADJUSTMENT EXAMPLE

(ALL STATES EXCEPT INDIANA AND PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

    The MVA factor calculation would be: [(1.06)/(1.05 + 0.0025)]to the (38/12) power -1 = 0.02274

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.02274 = $253.03

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $253.03 = $11,380.14

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

MARKET VALUE ADJUSTMENT FORMULA CONTINUED

--------------------------------------------------------------------------------

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

   The MVA factor calculation would be: [(1.06)/(1.07 + 0.0025)] to the (38/12) power -1 = -0.03644

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.03644) = -$405.47

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$405.47) = $10,721.64

MARKET VALUE ADJUSTMENT EXAMPLE

(PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.05] + [((365-61)/365) X 0.04] =
         0.0417

   The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the (38/12) power -1 = 0.04871

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.04871 = $542.00

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $542.00 = $11,669.11

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] =
         0.0717

   The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the (38/12) power -1 = -0.04126

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.04126) = -$459.10

--------------------------------------------------------------------------------
 106

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$459.10) = $10,668.01

MARKET VALUE ADJUSTMENT EXAMPLE

(INDIANA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

The MVA factor calculation would be: [(1.06)/(1.05)] to the (38/12) power -1 = 0.03047

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 x 0.03047 = $339.04

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $339.04 = $11,466.15

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

    The MVA factor calculation would be: [(1.06)/(1.07)] to the (38/12) power -1 = -0.02930

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.02930) = -$326.02

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$326.02) = $10,801.09

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


As we have indicated throughout this prospectus, the Strategic Partners Plus 3 Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


--------------------------------------------------------------------------------
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



ACCUMULATION UNIT VALUES: (CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01724                 $ 1.24006                       14,202
         1/1/2004 to 12/31/2004                      $ 1.24006                 $ 1.34066                      270,828
         1/1/2005 to 12/31/2005                      $ 1.34066                 $ 1.51459                      269,558

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01834                 $ 1.25778                       34,149
         1/1/2004 to 12/31/2004                      $ 1.25778                 $ 1.36350                       46,073
         1/1/2005 to 12/31/2005                      $ 1.36350                 $ 1.49905                       45,945

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00588                 $ 1.28481                            0
         1/1/2004 to 12/31/2004                      $ 1.28481                 $ 1.38861                            0
         1/1/2005 to 12/31/2005                      $ 1.38861                 $ 1.58951                            0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $  0.9997                 $ 0.99449                            0
         1/1/2004 to 12/31/2004                      $ 0.99449                 $ 0.99063                            0
         1/1/2005 to 12/31/2005                      $ 0.99063                 $ 1.00520                       52,732

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02199                 $ 1.22414                            0
         1/1/2004 to 12/31/2004                      $ 1.22414                 $ 1.33335                      252,261
         1/1/2005 to 12/31/2005                      $ 1.33335                 $ 1.37464                      251,099

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02526                 $ 1.22392                            0
         1/1/2004 to 12/31/2004                      $ 1.22392                 $ 1.40386                      124,346
         1/1/2005 to 12/31/2005                      $ 1.40386                 $ 1.61508                      123,781

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01313                 $ 1.27916                      173,799
         1/1/2004 to 12/31/2004                      $ 1.27916                 $ 1.44765                      378,507
         1/1/2005 to 12/31/2005                      $ 1.44765                 $ 1.57741                      386,277

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01134                 $ 1.22149                       37,878
         1/1/2004 to 12/31/2004                      $ 1.22149                 $ 1.34749                       37,730
         1/1/2005 to 4/29/2005                       $ 1.34749                 $ 1.24414                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01232                 $ 1.19626                            0
         1/1/2004 to 12/31/2004                      $ 1.19626                 $ 1.28343                        3,183
         1/1/2005 to 12/31/2005                      $ 1.28343                 $ 1.32432                            0



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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00979                 $ 1.19393                       42,219
         1/1/2004 to 12/31/2004                      $ 1.19393                 $ 1.30793                      430,323
         1/1/2005 to 12/31/2005                      $ 1.30793                 $ 1.38790                      549,411

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00745                 $ 1.13654                            0
         1/1/2004 to 12/31/2004                      $ 1.13654                 $ 1.22048                       52,258
         1/1/2005 to 12/31/2005                      $ 1.22048                 $ 1.27471                       35,321

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00887                 $ 1.24835                      139,416
         1/1/2004 to 12/31/2004                      $ 1.24835                 $ 1.38531                      189,323
         1/1/2005 to 12/31/2005                      $ 1.38531                 $ 1.49631                      188,544

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01135                 $ 1.23975                      587,421
         1/1/2004 to 12/31/2004                      $ 1.23975                 $ 1.38211                    1,432,786
         1/1/2005 to 12/31/2005                      $ 1.38211                 $ 1.48911                    1,572,799

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02725                 $ 1.21457                            0
         1/1/2004 to 12/31/2004                      $ 1.21457                 $ 1.41041                      140,862
         1/1/2005 to 12/31/2005                      $ 1.41041                 $ 1.48345                      147,744

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01281                 $ 1.23393                       60,946
         1/1/2004 to 12/31/2004                      $ 1.23393                 $ 1.40924                      362,487
         1/1/2005 to 12/31/2005                      $ 1.40924                 $ 1.58122                      360,368

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02112                 $ 1.20717                        6,786
         1/1/2004 to 12/31/2004                      $ 1.20717                 $ 1.33789                            0
         1/1/2005 to 4/29/2005                       $ 1.33789                 $ 1.25025                            0

SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00463                 $ 1.33928                       20,736
         1/1/2004 to 12/31/2004                      $ 1.33928                 $ 1.57888                       32,368
         1/1/2005 to 12/31/2005                      $ 1.57888                 $ 1.63898                       68,257

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00530                 $ 1.19841                       57,933
         1/1/2004 to 12/31/2004                      $ 1.19841                 $ 1.29196                      137,551
         1/1/2005 to 12/31/2005                      $ 1.29196                 $ 1.32558                      105,898



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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00076                 $ 1.04684                       40,502
         1/1/2004 to 12/31/2004                      $ 1.04684                 $ 1.08689                       45,450
         1/1/2005 to 12/31/2005                      $ 1.08689                 $ 1.09767                       77,189

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01864                 $ 1.36653                        8,122
         1/1/2004 to 12/31/2004                      $ 1.36653                 $ 1.63587                      116,708
         1/1/2005 to 12/31/2005                      $ 1.63587                 $ 1.90014                      116,112

SP SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01406                 $ 1.30191                            0
         1/1/2004 to 12/31/2004                      $ 1.30191                 $ 1.27212                            0
         1/1/2005 to 12/31/2005                      $ 1.27212                 $ 1.28565                            0

SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01511                 $ 1.29026                       61,963
         1/1/2004 to 12/31/2004                      $ 1.29026                 $ 1.53570                       93,173
         1/1/2005 to 12/31/2005                      $ 1.53570                 $ 1.58443                       96,633

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01518                 $ 1.19388                       83,241
         1/1/2004 to 12/31/2004                      $ 1.19388                 $ 1.30209                       83,028
         1/1/2005 to 12/31/2005                      $ 1.30209                 $ 1.47863                       82,811

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01908                 $ 1.17938                       35,521
         1/1/2004 to 12/31/2004                      $ 1.17938                 $ 1.23406                      159,824
         1/1/2005 to 12/31/2005                      $ 1.23406                 $ 1.41770                      159,042

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.03407                 $ 1.34037                            0
         1/1/2004 to 12/31/2004                      $ 1.34037                 $ 1.32188                            0
         1/1/2005 to 4/29/2005                       $ 1.32188                 $ 1.18074                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01151                 $ 1.35112                       12,286
         1/1/2004 to 12/31/2004                      $ 1.35112                 $ 1.55290                       16,814
         1/1/2005 to 12/31/2005                      $ 1.55290                 $ 1.78245                       16,711

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $ 9.99933                            0



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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.09338                 $11.73323                            0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07970                 $10.33229                            0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05481                 $10.28681                            0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.05009                 $11.34495                            0

AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04988                 $10.42169                            0

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06658                 $10.35426                        1,075

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04202                 $10.33700                            0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.01933                            0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.00933                            0

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.14710                 $12.04155                            0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.02932                            0

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.08492                 $10.73678                            0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01133                 $10.33264                            0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04570                 $10.03757                            0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.98052                            0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01541                 $10.64464                            0



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------------------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03302                 $10.78065                            0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.60000                          532

AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.97681                 $ 9.87825                            0

AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.91389                 $10.67460                            0

AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07726                 $10.57804                            0

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $ 9.96977                            0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.12625                 $10.92526                        1,051

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.96626                 $10.49866                            0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03693                 $10.78089                            0

AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06503                 $10.37369                            0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05576                 $11.35869                            0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02196                 $10.90682                            0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99886                 $10.07733                            0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99886                 $10.03931                            0



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------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST SMALL CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04866                 $10.66828                            0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02867                 $10.37610                            0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.94939                 $ 9.46839                            0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.00286                 $11.76236                            0

EVERGREEN GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003** to 12/31/2003                   $ 9.92203                 $10.34285                            0
         1/1/2004 to 12/31/2004                      $10.34285                 $11.05580                            0
         1/1/2005 to 4/15/2005                       $11.05580                 $10.33082                            0

EVERGREEN VA BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00931                 $ 1.12625                            0
         1/1/2004 to 12/31/2004                      $ 1.12625                 $ 1.18087                            0
         1/1/2005 to 12/31/2005                      $ 1.18087                 $ 1.22619                            0

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003** to 12/31/2003                   $ 9.91859                 $10.39784                            0
         1/1/2004 to 12/31/2004                      $10.39784                 $11.19868                       47,339
         1/1/2005 to 12/31/2005                      $11.19868                 $12.03990                       47,125

EVERGREEN VA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01232                 $ 1.35076                        1,339
         1/1/2004 to 12/31/2004                      $ 1.35076                 $ 1.51675                        7,387
         1/1/2005 to 12/31/2005                      $ 1.51675                 $ 1.59343                        4,538

EVERGREEN VA INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003** to 12/31/2003                   $ 9.98995                 $10.44289                        1,603
         1/1/2004 to 12/31/2004                      $10.44289                 $12.27702                        1,655
         1/1/2005 to 12/31/2005                      $12.27702                 $14.04482                        1,646

EVERGREEN VA OMEGA FUND
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.00975                 $ 1.33662                       30,970
         1/1/2004 to 12/31/2004                      $ 1.33662                 $ 1.41333                       67,367
         1/1/2005 to 12/31/2005                      $ 1.41333                 $ 1.44748                       63,869

EVERGREEN VA SPECIAL VALUES FUND
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.01278                 $ 1.25261                        8,951
         1/1/2004 to 12/31/2004                      $ 1.25261                 $ 1.48703                            0
         1/1/2005 to 12/31/2005                      $ 1.48703                 $ 1.62435                            0



                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------

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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/O CREDIT, BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.88103                 $12.08600                            0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         1/6/2003* to 12/31/2003                     $ 1.02245                 $ 1.24622                            0
         1/1/2004 to 12/31/2004                      $ 1.24622                 $ 1.28061                            0
         1/1/2005 to 12/31/2005                      $ 1.28061                 $ 1.31370                            0

 * DATE THAT THE ANNUITY WAS FIRST OFFERED.
** DATE THAT FUND WAS FIRST OFFERED UNDER THIS ANNUITY.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11



ACCUMULATION UNIT VALUES:
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06129                 $11.73220                            0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04766                 $11.02297                            0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98583                 $11.25921                            0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99976                 $10.04005                            0

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05581                 $10.30897                            0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03716                 $11.18056                            0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03156                 $10.90725                            0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.06851                 $ 9.47818                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02484                 $10.16588                            0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01681                 $10.60008                    2,803,554

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00686                 $10.42969                      699,364

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02477                 $10.55480                            0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02869                 $10.76609                    3,674,148

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07548                 $10.41036                            0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91187                 $10.59302                            0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.05569                 $ 9.59841                            0





* DATE THAT THE FUND AND/OR LIFETIME FIVE AND HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------


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                                                                         PART II

STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11



ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02797                 $10.62046                            0

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98863                 $10.06754                            0

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.09857                            0

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03548                 $11.66658                            0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03010                 $10.44213                            0

SP SMALL CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05698                 $10.43562                            0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07330                 $11.90839                            0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02984                 $12.04891                            0

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.04283                 $ 9.58487                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.92605                 $11.22029                            0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $ 9.99030                            0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.09241                 $11.63321                            0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07873                 $10.23479                            0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05384                 $10.18979                            0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.04912                 $11.24827                            0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04891                 $10.32343                            0





* DATE THAT THE FUND AND/OR LIFETIME FIVE AND HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11



ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06561                 $10.25648                            0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04106                 $10.23948                            0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.01025                      329,867

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.00027                      264,281

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14613                 $11.92816                            0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.02023                       14,495

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08395                 $10.63555                            0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01036                 $10.23522                            0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04473                 $ 9.94281                            0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.87710                            0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01445                 $10.54432                            0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03205                 $10.67907                            0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $10.50002                            0

AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.97584                 $ 9.78498                            0

AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91292                 $10.57386                            0

AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07630                 $10.47827                            0





* DATE THAT THE FUND AND/OR LIFETIME FIVE AND HDV WAS FIRST OFFERED UNDER THIS ANNUITY.
                                            THIS CHART CONTINUES ON THE NEXT PAGE
------------------------------------------------------------------------------------------------------------------------------


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                                                                         PART II

STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11



ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT WITH CREDIT, HDV, AND LIFETIME FIVE 2.60)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $ 9.87561                            0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12528                 $10.82204                            0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96529                 $10.39968                            0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03596                 $10.67928                            0

AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06406                 $10.27587                            0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05479                 $11.25162                            0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02100                 $10.80397                            0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99789                 $ 9.98223                            0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99789                 $10.03022                            0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04770                 $10.56766                            0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02771                 $10.27832                            0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94843                 $ 9.37907                            0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00189                 $11.65151                            0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88006                 $11.97195                            0

JANUS ASPEN SERIES -- GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04383                 $10.31860                            0



* DATE THAT THE FUND AND/OR LIFETIME FIVE AND HDV WAS FIRST OFFERED UNDER THIS ANNUITY.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


         APPENDIX B




SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at
(888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.



   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.



   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.



   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:



-  Your age;



- The amount of your investment and any planned future deposits into the annuity;



- How long you intend to hold the annuity (also referred to as investment time horizon);



-  Your desire to make withdrawals from the annuity;



-  Your investment return objectives;



-  The effect of optional benefits that may be elected; and



- Your desire to minimize costs and/or maximize return associated with the annuity.



   The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.



   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:



- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners FlexElite 2 (i.e., the version of the contract sold on or after May 1, 2003) and the Strategic Partners Annuity One 3/Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.



- Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the "liquidity" to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).



- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of the contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.


--------------------------------------------------------------------------------
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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


- Strategic Partners Annuity One 3/Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.



STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------




                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS
--------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000
--------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified &        85 Qualified &        80 Qualified & 85     85 Qualified &
                       Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  3 Years               7 Years (7%, 6%,      7 Years (7%, 6%, 5%,
Schedule                                     (7%, 7%, 7%)          5%, 4%, 3%, 2%, 1%)   4%, 3%, 2%, 1%)
                                             Contract date based   Contract date based   Payment date based
--------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross purchase
Withdrawal(2)                                purchase payments     purchase payments     payments made as of
                                             made as of last       per contract year,    last contract
                                             contract              cumulative up to 7    anniversary per
                                             anniversary per       years or 70% of       contract year
                                             contract year         gross purchase
                                                                   payments
--------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.65%                 1.52%                 1.40%
Administration Charge
--------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     The lesser of $50     $30. Waived if        The lesser of $35 or
Fee (assessed          or 2% of your         or 2% of your         contract value is     2% of your contract
annually)              contract value.       contract value.       $50,000 or more       value. Waived if
                       Waived if contract    Waived if contract                          contract value is
                       value is $50,000 or   value is $100,000                           $75,000 or more
                       more                  or more
--------------------------------------------------------------------------------------------------------------
Contract Credit        No                    Yes                   No                    No
                                             1% credit option at
                                             end of 3rd and 6th
                                             contract years.
                                             Election results in
                                             a new 3 year
                                             withdrawal charge
--------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   Yes                   Yes
                                             1-Year                1-Year                1-Year
--------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   Yes                   Yes
Adjustment Account                           1-10 Years            7-Year                1-10 Years
(MVA)
--------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    Yes                   No                    Yes
Averaging (DCA)
--------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56                    56/62
Options Available
--------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   N/A                   6-available in
                                                                                         Strategic Partners
                                                                                         Plus 3 only
--------------------------------------------------------------------------------------------------------------

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
Minimum Investment     $10,000
---------------------
Maximum Issue Age      85 Qualified &
                       Non-Qualified
---------------------
Withdrawal Charge      7 Years (8%, 8%, 8%,
Schedule               8%, 7%, 6%, 5%)
                       Payment date based
---------------------
Annual Charge-Free     10% of gross purchase
Withdrawal(2)          payments made as of
                       last contract
                       anniversary per
                       contract year
---------------------
Insurance and          1.50%
Administration Charge
---------------------
Contract Maintenance   The lesser of $35 or
Fee (assessed          2% of your contract
annually)              value. Waived if
                       contract value is
                       $75,000 or more
---------------------
Contract Credit        Yes
                       3%-all amounts ages
                       81-85
                       4%-under $250,000
                       5%-$250,000- $999,999
                       6%-$1,000,000+
---------------------
Fixed Rate Account     Yes(3)
                       1-Year
---------------------
Market Value           Yes
Adjustment Account     1-10 Years
(MVA)
---------------------
Enhanced Dollar Cost   Yes
Averaging (DCA)
---------------------
Variable Investment    56/62
Options Available
---------------------
Evergreen Funds        6-available in
                       Strategic Partners
                       Plus 3 only
---------------------



1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval. In one state, Pruco Life continues to sell a prior version of the contract. Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%. The prior version also differs in certain other respects (e.g., availability of optional benefits). The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.



2 Withdrawals of taxable amounts will be subject to income tax, and prior to age
  59 1/2, may be subject to a 10% federal income tax penalty.



3 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.


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PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11

                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS
--------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       The greater of:       Step/Roll             The greater of:
                       purchase payment(s)   purchase payment(s)   Withdrawals will      purchase payment(s)
                       minus proportionate   minus proportionate   proportionately       minus proportionate
                       withdrawal(s) or      withdrawal(s) or      affect the Death      withdrawal(s) or
                       contract value        contract value        Benefit               contract value
--------------------------------------------------------------------------------------------------------------
Optional Death         Step/Roll             Step-Up               N/A                   Step-Up
Benefit (for an                              Roll-Up                                     Roll-Up
additional                                   Combo: Step/Roll                            Combo: Step/Roll
cost),(4,5)                                  Highest Daily Value                         Highest Daily Value
                                             (HDV) Earnings                              (HDV)
                                             Appreciator Benefit
                                             (EAB)
--------------------------------------------------------------------------------------------------------------
Living Benefits (for   Lifetime Five         Lifetime Five         N/A                   Lifetime Five
an additional                                Spousal Lifetime                            Spousal Lifetime Five
cost),(5,6)                                  Five                                        Guaranteed Minimum
                                             Guaranteed Minimum                          Income Benefit (GMIB)
                                             Income Benefit                              Income Appreciator
                                             (GMIB) Income                               Benefit (IAB)
                                             Appreciator Benefit
                                             (IAB)
--------------------------------------------------------------------------------------------------------------

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
------------------------------------------------------------------
Base Death Benefit:    The greater of:
                       purchase payment(s)
                       minus proportionate
                       withdrawal(s) or
                       contract value
---------------------
Optional Death         Step-Up
Benefit (for an        Roll-Up
additional             Combo: Step/Roll
cost),(4,5)            Highest Daily Value
                       (HDV)
---------------------
Living Benefits (for   Lifetime Five
an additional          Spousal Lifetime Five
cost),(5,6)            Guaranteed Minimum
                       Income Benefit (GMIB)
                       Income Appreciator
                       Benefit (IAB)
---------------------



4 For more information on these benefits, refer to section 4, "What Is The Death
  Benefit?" in the Prospectus.



5 Not all Optional Benefits may be available in all states.



6 For more information on these benefits, refer to section 3, "What Kind of Payments Will I Receive During The Income Phase?"; section 5, "What Is The LifeTime Five(SM) Income Benefit?"; (discussing Lifetime Five and Spousal Lifetime Five) and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------


HYPOTHETICAL ILLUSTRATION



The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:



- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.



-  No subsequent deposits or withdrawals are made to/from the contract.



- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:



    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.



    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).



   The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).


--------------------------------------------------------------------------------
 124

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11


0% GROSS RETURN

--------------------------------------------------------------------------------


                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS    ANNUITY ONE 3/PLUS 3   ANNUITY ONE 3/PLUS 3
           ADVISOR                 SELECT              FLEXELITE 2             NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $97,659     $97,659    $97,544     $91,415    $97,419     $91,299    $97,659     $91,522    $101,465    $94,148
2    $95,366     $95,366    $95,141     $90,032    $94,850     $88,910    $95,366     $90,244    $ 98,986    $91,866
3    $93,128     $93,128    $92,798     $88,658    $92,347     $86,582    $93,128     $88,971    $ 96,567    $89,641
4    $90,941     $90,941    $90,512     $87,292    $89,908     $89,908    $90,941     $87,703    $ 94,207    $87,470
5    $88,807     $88,807    $88,283     $85,934    $87,533     $87,533    $88,807     $86,442    $ 91,905    $86,171
6    $86,722     $86,722    $86,109     $84,586    $85,219     $85,219    $86,722     $85,187    $ 89,659    $84,879
7    $84,686     $84,686    $83,988     $83,248    $82,965     $82,965    $84,686     $83,939    $ 87,468    $83,594
8    $82,698     $82,698    $81,919     $81,919    $80,770     $80,770    $82,698     $82,698    $ 85,331    $85,331
9    $80,757     $80,757    $79,902     $79,902    $78,631     $78,631    $80,757     $80,757    $ 83,245    $83,245
10   $78,861     $78,861    $77,934     $77,934    $76,547     $76,547    $78,861     $78,861    $ 81,211    $81,211
11   $77,010     $77,010    $76,014     $76,014    $74,518     $74,518    $77,010     $77,010    $ 79,226    $79,226
12   $75,202     $75,202    $74,142     $74,142    $72,541     $72,541    $75,202     $75,202    $ 77,290    $77,290
13   $73,436     $73,436    $72,282     $72,282    $70,615     $70,615    $73,436     $73,436    $ 75,402    $75,402
14   $71,712     $71,712    $70,468     $70,468    $68,739     $68,739    $71,678     $71,678    $ 73,559    $73,559
15   $70,029     $70,029    $68,698     $68,698    $66,912     $66,912    $69,961     $69,961    $ 71,727    $71,727
16   $68,385     $68,385    $66,972     $66,972    $65,131     $66,131    $68,285     $68,285    $ 69,940    $69,940
17   $66,780     $66,780    $65,288     $65,288    $63,397     $63,397    $66,648     $66,648    $ 68,197    $68,197
18   $65,212     $65,212    $63,646     $63,646    $61,708     $61,708    $65,049     $65,049    $ 66,496    $66,496
19   $63,681     $63,681    $62,044     $62,044    $60,062     $60,062    $63,488     $63,488    $ 64,837    $64,837
20   $62,186     $62,186    $60,482     $60,482    $58,460     $58,460    $61,963     $61,963    $ 63,219    $63,219
21   $60,726     $60,726    $58,958     $58,958    $56,898     $56,898    $60,474     $60,474    $ 61,640    $61,640
22   $59,301     $59,301    $57,472     $57,472    $55,377     $55,377    $59,021     $59,021    $ 60,099    $60,099
23   $57,909     $57,909    $56,022     $56,022    $53,895     $53,895    $57,601     $57,601    $ 58,596    $58,596
24   $56,549     $56,549    $54,608     $54,608    $52,452     $52,452    $56,215     $56,215    $ 57,130    $57,130
25   $55,222     $55,222    $53,229     $53,229    $51,046     $51,046    $54,861     $54,861    $ 55,700    $55,700
---------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. As of December 31, 2005, the average fund expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.



5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners FlexElite 2 -2.59%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.35%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.44%.



6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.



7. Surrender Value assumes surrender 2 days prior to policy anniversary.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS 3 PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------


6% GROSS RETURN

--------------------------------------------------------------------------------


                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS    ANNUITY ONE 3/PLUS 3   ANNUITY ONE 3/PLUS 3
           ADVISOR                 SELECT              FLEXELITE 2             NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $103,502   $103,502    $103,380   $ 96,844    $103,248   $ 96,721    $103,502   $ 96,957    $107,536   $ 99,734
2    $107,136   $107,136    $106,884   $101,071    $106,611   $ 99,849    $107,136   $101,309    $111,203   $103,107
3    $110,899   $110,899    $110,506   $105,481    $110,083   $103,078    $110,899   $105,854    $114,994   $106,596
4    $114,793   $114,793    $114,252   $110,082    $113,669   $113,669    $114,793   $110,602    $118,915   $110,203
5    $118,824   $118,824    $118,124   $114,881    $117,371   $117,371    $118,824   $115,560    $122,970   $115,063
6    $122,997   $122,997    $122,127   $119,885    $121,194   $121,194    $122,997   $120,737    $127,163   $120,134
7    $127,316   $127,316    $126,267   $125,104    $125,141   $125,141    $127,316   $126,143    $131,499   $125,424
8    $131,787   $131,787    $130,546   $130,546    $129,217   $129,217    $131,787   $131,787    $135,982   $135,982
9    $136,415   $136,415    $134,971   $134,971    $133,426   $133,426    $136,415   $136,415    $140,619   $140,619
10   $141,205   $141,205    $139,545   $139,545    $137,771   $137,771    $141,205   $141,205    $145,413   $145,413
11   $146,164   $146,164    $144,275   $144,275    $142,259   $142,259    $146,164   $146,164    $150,371   $150,371
12   $151,297   $151,297    $149,165   $149,165    $146,892   $146,892    $151,297   $151,297    $155,499   $155,499
13   $156,610   $156,610    $154,220   $154,220    $151,676   $151,676    $156,610   $156,610    $160,800   $160,800
14   $162,109   $162,109    $159,447   $159,447    $156,616   $156,616    $162,109   $162,109    $166,283   $166,283
15   $167,802   $167,802    $164,851   $164,851    $161,717   $161,717    $167,802   $167,802    $171,953   $171,953
16   $173,694   $173,694    $170,439   $170,439    $166,985   $166,985    $173,694   $173,694    $177,816   $177,816
17   $179,794   $179,794    $176,215   $176,215    $172,423   $172,423    $179,794   $179,794    $183,879   $183,879
18   $186,108   $186,108    $182,188   $182,188    $178,039   $178,039    $186,108   $186,108    $190,148   $190,148
19   $192,643   $192,643    $188,363   $188,363    $183,838   $183,838    $192,643   $192,643    $196,632   $196,632
20   $199,408   $199,408    $194,747   $194,747    $189,826   $189,826    $199,408   $199,408    $203,336   $203,336
21   $206,411   $206,411    $201,347   $201,347    $196,009   $196,009    $206,411   $206,411    $210,269   $210,269
22   $213,659   $213,659    $208,172   $208,172    $202,393   $202,393    $213,659   $213,659    $217,439   $217,439
23   $221,162   $221,162    $215,227   $215,227    $208,985   $208,985    $221,162   $221,162    $224,853   $224,853
24   $228,928   $228,928    $222,522   $222,522    $215,791   $215,791    $228,928   $228,928    $232,519   $232,519
25   $236,967   $236,967    $230,064   $230,064    $222,820   $222,820    $236,967   $236,967    $240,447   $240,447
---------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. As of December 31, 2005, the average fund expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.



5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.51%; Strategic Partners Select 3.39%; Strategic Partners FlexElite 2 3.26%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.47%; Strategic Partners Annuity One 3/Plus 3 Bonus 3.41%.



6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.



7. Surrender Value assumes surrender 2 days prior to policy anniversary.


--------------------------------------------------------------------------------
 126

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD01142 (05/2006).


           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

P2360

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006


              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Strategic Partners(SM) Annuity One 3 and Strategic Partners(SM) Plus 3 annuity contract (the "Contract") is an individual variable annuity contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Strategic Partners Annuity One 3 and Strategic Partners Plus 3 prospectuses, dated May 1, 2006. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS


COMPANY.....................................................   2
EXPERTS.....................................................   2
PRINCIPAL UNDERWRITER.......................................   2
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS...............   2
ALLOCATION OF INITIAL PURCHASE PAYMENT......................   4
DETERMINATION OF ACCUMULATION UNIT VALUES...................   4
FEDERAL TAX STATUS.......................................... 104
STATE SPECIFIC VARIATIONS................................... 104
FINANCIAL STATEMENTS........................................ 105
SEPARATE ACCOUNT FINANCIAL INFORMATION......................  A1
COMPANY FINANCIAL INFORMATION...............................  B1


         PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                               P.O. BOX 7960
            NEWARK, NJ 07102-2992                      PHILADELPHIA, PENNSYLVANIA 19176
                                                          TELEPHONE: (888) PRU-2888

STRATEGIC PARTNERS(SM) is a service mark of The Prudential Insurance Company of America.

ORD01142B ED. 05/01/2006

                                    COMPANY


     Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.


     Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS


     The consolidated financial statements of Pruco Life and subsidiaries as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 and the financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2005 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.


                             PRINCIPAL UNDERWRITER

     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


     During 2005 and 2004, $9,340,864 and $14,233,035 respectively, was paid to PIMS for its services as principal underwriter with respect to the version of the Contract described in the prospectus. During 2005 and 2004, PIMS retained none of the commissions.


     As discussed in each prospectus, Pruco Life pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS


     In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker/dealer firms. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.


     The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:

     - Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker/dealers).

     - Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life products sold through the firm (or its affiliated broker/dealers).

     - Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.


     The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of May 1, 2006) received payment of more than $10,000 with respect to annuity business during the last calendar year. The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.


NAME OF FIRM:

Citigroup Global Markets, Inc.


FSC Securities Corporation (part of the AIG selling network)*


Merrill Lynch


Royal Alliance Associates, Inc. (part of the AIG selling network)*

SunAmerica Securities, Inc. (part of the AIG selling network)*
UBS Financial Services
Wachovia Securities, LLC*
------------------------

* Also includes payments in connection with products issued by American Skandia Life Assurance Corporation, a Prudential Financial affiliate.

                     ALLOCATION OF INITIAL PURCHASE PAYMENT

     As discussed in each prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES


     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With The Strategic Partners Annuity One 3 Contract?" and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund (the "Series Fund") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.



     As we have indicated in each prospectus, Strategic Partners Annuity One 3 and Strategic Partners Plus 3 is a contract that allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2005. Here, we set out unit values corresponding to the remaining unit values. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


     The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Investment Options Can I Choose?" in the prospectus.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:  BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01724        $ 1.23895           4,732,574
  1/1/2004 to 12/31/2004                                      $ 1.23895        $ 1.33829           8,725,078
  1/1/2005 to 12/31/2005                                      $ 1.33829        $ 1.51048          10,637,368
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01833        $ 1.25647           2,232,305
  1/1/2004 to 12/31/2004                                      $ 1.25647        $ 1.36076           5,592,223
  1/1/2005 to 12/31/2005                                      $ 1.36076        $ 1.49450           7,679,882
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00588        $ 1.28371           1,764,356
  1/1/2004 to 12/31/2004                                      $ 1.28371        $ 1.38607           3,617,856
  1/1/2005 to 12/31/2005                                      $ 1.38607        $ 1.58512           4,066,268
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 0.99996        $ 0.99350           6,071,510
  1/1/2004 to 12/31/2004                                      $ 0.99350        $ 0.98889          10,011,281
  1/1/2005 to 12/31/2005                                      $ 0.98889        $ 1.00261           7,302,729
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02198        $ 1.22298           9,763,337
  1/1/2004 to 12/31/2004                                      $ 1.22298        $ 1.33080          19,095,420
  1/1/2005 to 12/31/2005                                      $ 1.33080        $ 1.37063          20,427,811
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02525        $ 1.22287           2,233,196
  1/1/2004 to 12/31/2004                                      $ 1.22287        $ 1.40143           6,315,693
  1/1/2005 to 12/31/2005                                      $ 1.40143        $ 1.61076           8,110,551
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01312        $ 1.27795           4,645,533
  1/1/2004 to 12/31/2004                                      $ 1.27795        $ 1.44485          13,192,323
  1/1/2005 to 12/31/2005                                      $ 1.44485        $ 1.57270          16,700,660
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01133        $ 1.22047             553,822
  1/1/2004 to 12/31/2004                                      $ 1.22047        $ 1.34510           1,641,409
  1/1/2005 to 4/29/2005                                       $ 1.34510        $ 1.24158                   0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01231        $ 1.19493             514,102
  1/1/2004 to 12/31/2004                                      $ 1.19493        $ 1.28081           1,446,134
  1/1/2005 to 12/31/2005                                      $ 1.28081        $ 1.32044           1,565,296
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00978        $ 1.19278          30,863,984
  1/1/2004 to 12/31/2004                                      $ 1.19278        $ 1.30547          69,333,348
  1/1/2005 to 12/31/2005                                      $ 1.30547        $ 1.38401          87,937,161
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00744        $ 1.13549          20,175,438
  1/1/2004 to 12/31/2004                                      $ 1.13549        $ 1.21814          42,836,660
  1/1/2005 to 12/31/2005                                      $ 1.21814        $ 1.27115          50,489,485
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00886        $ 1.24728           7,261,135
  1/1/2004 to 12/31/2004                                      $ 1.24728        $ 1.38273          13,918,309
  1/1/2005 to 12/31/2005                                      $ 1.38273        $ 1.49196          15,239,372
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01134        $ 1.23860          24,970,849
  1/1/2004 to 12/31/2004                                      $ 1.23860        $ 1.37963          62,810,047
  1/1/2005 to 12/31/2005                                      $ 1.37963        $ 1.48487          82,589,256
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02724        $ 1.21326           2,354,970
  1/1/2004 to 12/31/2004                                      $ 1.21326        $ 1.40752           5,144,722
  1/1/2005 to 12/31/2005                                      $ 1.40752        $ 1.47896           6,349,685

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):  BASE DEATH BENEFIT; CONTRACT WITH CREDIT
                                       (1.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01280        $ 1.23267           2,512,188
  1/1/2004 to 12/31/2004                                      $ 1.23267        $ 1.40640           4,642,812
  1/1/2005 to 12/31/2005                                      $ 1.40640        $ 1.57644           5,787,029
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02111        $ 1.20608             702,380
  1/1/2004 to 12/31/2004                                      $ 1.20608        $ 1.33544           1,326,837
  1/1/2005 to 4/29/2005                                       $ 1.33544        $ 1.24754                   0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00462        $ 1.33798           2,118,380
  1/1/2004 to 12/31/2004                                      $ 1.33798        $ 1.57590           5,586,476
  1/1/2005 to 12/31/2005                                      $ 1.57590        $ 1.63428           8,514,912
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00529        $ 1.19699          10,278,761
  1/1/2004 to 12/31/2004                                      $ 1.19699        $ 1.28928          18,996,995
  1/1/2005 to 12/31/2005                                      $ 1.28928        $ 1.32167          21,126,865
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00076        $ 1.04577          19,536,507
  1/1/2004 to 12/31/2004                                      $ 1.04577        $ 1.08469          36,696,507
  1/1/2005 to 12/31/2005                                      $ 1.08469        $ 1.09451          42,143,188
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01863        $ 1.36507           3,515,596
  1/1/2004 to 12/31/2004                                      $ 1.36507        $ 1.63250           8,014,384
  1/1/2005 to 12/31/2005                                      $ 1.63250        $ 1.89429          10,247,955
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01405        $ 1.30057           1,318,768
  1/1/2004 to 12/31/2004                                      $ 1.30057        $ 1.26944           3,296,473
  1/1/2005 to 12/31/2005                                      $ 1.26944        $ 1.28163           3,769,585
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01511        $ 1.28895           6,375,410
  1/1/2004 to 12/31/2004                                      $ 1.28895        $ 1.53268          14,737,690
  1/1/2005 to 12/31/2005                                      $ 1.53268        $ 1.57975          16,994,025
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01517        $ 1.19257             729,221
  1/1/2004 to 12/31/2004                                      $ 1.19257        $ 1.29935           1,533,749
  1/1/2005 to 12/31/2005                                      $ 1.29935        $ 1.47411           2,281,501
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01907        $ 1.17831           2,422,215
  1/1/2004 to 12/31/2004                                      $ 1.17831        $ 1.23168           4,066,768
  1/1/2005 to 12/31/2005                                      $ 1.23168        $ 1.41358           4,585,139
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.03407        $ 1.33906             804,922
  1/1/2004 to 12/31/2004                                      $ 1.33906        $ 1.31919           1,438,014
  1/1/2005 to 4/29/2005                                       $ 1.31919        $ 1.17795                   0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01151        $ 1.34972           1,837,897
  1/1/2004 to 12/31/2004                                      $ 1.34972        $ 1.54968           4,654,599
  1/1/2005 to 12/31/2005                                      $ 1.54968        $ 1.77714           5,654,462
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99878        $ 9.99858              27,312
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09329        $11.72479                   0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):  BASE DEATH BENEFIT; CONTRACT WITH CREDIT
                                       (1.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07962        $10.32416              12,810
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05473        $10.27867               7,121
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.05001        $11.33679                   0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04980        $10.41342              16,027
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06650        $10.34593              25,173
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04194        $10.32881              13,607
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99878        $10.01855              28,752
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99878        $10.00855             107,269
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14702        $12.03193              39,502
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99878        $10.02853              31,983
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08483        $10.72814               5,152
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01125        $10.32447              13,822
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04561        $10.02950              25,259
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99878        $10.97186              61,534
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01533        $10.63623               2,071
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03294        $10.77223              16,993
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99878        $10.59153              35,469
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97673        $ 9.87041              49,690
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91381        $10.66609              53,424
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07718        $10.56963              81,867
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99878        $ 9.96176              28,529
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12616        $10.91643              71,427
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96618        $10.49040              12,488
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03685        $10.77243               6,953

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):  BASE DEATH BENEFIT; CONTRACT WITH CREDIT
                                       (1.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06495        $10.36538              26,900
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05568        $11.34967              63,899
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02188        $10.89810              96,561
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99878        $10.06919              39,490
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99878        $10.03852               2,721
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04858        $10.65972              23,399
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02859        $10.36801              17,031
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94931        $ 9.46092              60,652
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00278        $11.75300             214,241
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88094        $12.07630              57,072
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02244        $ 1.24493             883,221
  1/1/2004 to 12/31/2004                                      $ 1.24493        $ 1.27810           1,747,541
  1/1/2005 to 12/31/2005                                      $ 1.27810        $ 1.30978           1,743,894


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01724       $ 1.23895            216,355
  1/1/2004 to 12/31/2004                                     $ 1.23895       $ 1.33829            311,900
  1/1/2005 to 12/31/2005                                     $ 1.33829       $ 1.51048            411,291
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01833       $ 1.25647             39,870
  1/1/2004 to 12/31/2004                                     $ 1.25647       $ 1.36076            152,506
  1/1/2005 to 12/31/2005                                     $ 1.36076       $ 1.49450            565,034
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00588       $ 1.28371            197,728
  1/1/2004 to 12/31/2004                                     $ 1.28371       $ 1.38607            365,357
  1/1/2005 to 12/31/2005                                     $ 1.38607       $ 1.58512            359,000
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 0.99996       $ 0.99350            233,354
  1/1/2004 to 12/31/2004                                     $ 0.99350       $ 0.98889            299,885
  1/1/2005 to 12/31/2005                                     $ 0.98889       $ 1.00261            417,029
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02198       $ 1.22298            741,254
  1/1/2004 to 12/31/2004                                     $ 1.22298       $ 1.33080          1,342,365
  1/1/2005 to 12/31/2005                                     $ 1.33080       $ 1.37063          1,873,113
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02525       $ 1.22287            315,525
  1/1/2004 to 12/31/2004                                     $ 1.22287       $ 1.40143            463,969
  1/1/2005 to 12/31/2005                                     $ 1.40143       $ 1.61076            545,987
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01312       $ 1.27795            279,325
  1/1/2004 to 12/31/2004                                     $ 1.27795       $ 1.44485          1,187,472
  1/1/2005 to 12/31/2005                                     $ 1.44485       $ 1.57270          1,159,865
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01133       $ 1.22047            177,909
  1/1/2004 to 12/31/2004                                     $ 1.22047       $ 1.34510            321,784
  1/1/2005 to 4/29/2005                                      $ 1.34510       $ 1.24158                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01231       $ 1.19493             33,300
  1/1/2004 to 12/31/2004                                     $ 1.19493       $ 1.28081             76,724
  1/1/2005 to 12/31/2005                                     $ 1.28081       $ 1.32044             81,702
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00978       $ 1.19278          3,639,391
  1/1/2004 to 12/31/2004                                     $ 1.19278       $ 1.30547          9,858,866
  1/1/2005 to 12/31/2005                                     $ 1.30547       $ 1.38401         11,286,987
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00744       $ 1.13549          1,948,053
  1/1/2004 to 12/31/2004                                     $ 1.13549       $ 1.21814          3,767,681
  1/1/2005 to 12/31/2005                                     $ 1.21814       $ 1.27115          5,255,363
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00886       $ 1.24728          1,147,532
  1/1/2004 to 12/31/2004                                     $ 1.24728       $ 1.38273          2,237,260
  1/1/2005 to 12/31/2005                                     $ 1.38273       $ 1.49196          2,137,106
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01134       $ 1.23860          6,915,756
  1/1/2004 to 12/31/2004                                     $ 1.23860       $ 1.37963         11,081,796
  1/1/2005 to 12/31/2005                                     $ 1.37963       $ 1.48487         11,488,725
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02724       $ 1.21326            109,618
  1/1/2004 to 12/31/2004                                     $ 1.21326       $ 1.40752            278,970
  1/1/2005 to 12/31/2005                                     $ 1.40752       $ 1.47896            230,207

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01280       $ 1.23267            197,458
  1/1/2004 to 12/31/2004                                     $ 1.23267       $ 1.40640            398,160
  1/1/2005 to 12/31/2005                                     $ 1.40640       $ 1.57644            530,159
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02111       $ 1.20608            333,873
  1/1/2004 to 12/31/2004                                     $ 1.20608       $ 1.33544            436,553
  1/1/2005 to 4/29/2005                                      $ 1.33544       $ 1.24754                  0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00462       $ 1.33798            291,998
  1/1/2004 to 12/31/2004                                     $ 1.33798       $ 1.57590            487,829
  1/1/2005 to 12/31/2005                                     $ 1.57590       $ 1.63428            655,080
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00529       $ 1.19699          1,025,535
  1/1/2004 to 12/31/2004                                     $ 1.19699       $ 1.28928          1,510,308
  1/1/2005 to 12/31/2005                                     $ 1.28928       $ 1.32167          1,307,423
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00076       $ 1.04577          1,613,427
  1/1/2004 to 12/31/2004                                     $ 1.04577       $ 1.08469          3,404,938
  1/1/2005 to 12/31/2005                                     $ 1.08469       $ 1.09451          3,079,679
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01863       $ 1.36507            612,281
  1/1/2004 to 12/31/2004                                     $ 1.36507       $ 1.63250            841,362
  1/1/2005 to 12/31/2005                                     $ 1.63250       $ 1.89429            922,531
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01405       $ 1.30057             72,674
  1/1/2004 to 12/31/2004                                     $ 1.30057       $ 1.26944            140,878
  1/1/2005 to 12/31/2005                                     $ 1.26944       $ 1.28163            171,976
SP SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.01511       $ 1.28895            403,449
  1/1/2004 to 12/31/2004                                     $ 1.28895       $ 1.53268            629,435
  1/1/2005 to 12/31/2005                                     $ 1.53268       $ 1.57975            646,105
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01517       $ 1.19257             18,039
  1/1/2004 to 12/31/2004                                     $ 1.19257       $ 1.29935             24,234
  1/1/2005 to 12/31/2005                                     $ 1.29935       $ 1.47411             34,215
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.01907       $ 1.17831            201,465
  1/1/2004 to 12/31/2004                                     $ 1.17831       $ 1.23168            315,980
  1/1/2005 to 12/31/2005                                     $ 1.23168       $ 1.41358            328,075
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.03407       $ 1.33906            128,370
  1/1/2004 to 12/31/2004                                     $ 1.33906       $ 1.31919            434,842
  1/1/2005 to 4/29/2005                                      $ 1.31919       $ 1.17795                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01151       $ 1.34972            217,576
  1/1/2004 to 12/31/2004                                     $ 1.34972       $ 1.54968            350,299
  1/1/2005 to 12/31/2005                                     $ 1.54968       $ 1.77714            387,908
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99878       $ 9.99858                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09329       $11.72479                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07962       $10.32416              1,146
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05473       $10.27867                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.05001       $11.33679                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04980       $10.41342              1,655
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06650       $10.34593              1,618
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04194       $10.32881                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99878       $10.01855             33,966
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99878       $10.00855                998
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14702       $12.03193              3,204
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99878       $10.02853                996
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08483       $10.72814                826
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01125       $10.32447                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04561       $10.02950              2,203
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99878       $10.97186                251
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01533       $10.63623                375
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03294       $10.77223              2,760
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99878       $10.59153              2,024
AST HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                   $ 9.97673       $ 9.87041              3,541
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91381       $10.66609              2,256
AST LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
  PORTFOLIO
  3/14/2005* to 12/31/2005                                   $10.07718       $10.56963              9,353
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99878       $ 9.96176              4,918
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12616       $10.91643              7,201
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96618       $10.49040              1,630
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03685       $10.77243                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST MID CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                   $10.06495       $10.36538              1,620
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05568       $11.34967              2,807
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02188       $10.89810              1,256
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99878       $10.06919              2,375
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99878       $10.03852                  0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04858       $10.65972                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02859       $10.36801             13,837
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94931       $ 9.46092                836
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00278       $11.75300              2,118
EVERGREEN GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                   $ 9.92201       $10.34209             25,726
  1/1/2004 to 12/31/2004                                     $10.34209       $11.04420             25,461
  1/1/2005 to 4/15/2005                                      $11.04420       $10.31706                  0
EVERGREEN VA BALANCED FUND
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00930       $ 1.12509            139,659
  1/1/2004 to 12/31/2004                                     $ 1.12509       $ 1.17840            239,099
  1/1/2005 to 12/31/2005                                     $ 1.17840       $ 1.22238            214,571
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                   $ 9.91857       $10.39708              7,972
  1/1/2004 to 12/31/2004                                     $10.39708       $11.18687             43,902
  1/1/2005 to 12/31/2005                                     $11.18687       $12.01541             67,762
EVERGREEN VA GROWTH FUND
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01231       $ 1.34951            224,727
  1/1/2004 to 12/31/2004                                     $ 1.34951       $ 1.51382            298,143
  1/1/2005 to 12/31/2005                                     $ 1.51382       $ 1.58876            281,072
EVERGREEN VA INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                   $ 9.98992       $10.44212              2,812
  1/1/2004 to 12/31/2004                                     $10.44212       $12.26411             11,970
  1/1/2005 to 12/31/2005                                     $12.26411       $14.01626             25,036
EVERGREEN VA OMEGA FUND
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00974       $ 1.33535            754,721
  1/1/2004 to 12/31/2004                                     $ 1.33535       $ 1.41046            781,690
  1/1/2005 to 12/31/2005                                     $ 1.41046       $ 1.44315            726,664
EVERGREEN VA SPECIAL VALUES FUND
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01277       $ 1.25143            301,792
  1/1/2004 to 12/31/2004                                     $ 1.25143       $ 1.48416            930,338
  1/1/2005 to 12/31/2005                                     $ 1.48416       $ 1.61969          1,053,141
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88094       $12.07630              1,208

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02244       $ 1.24493            143,676
  1/1/2004 to 12/31/2004                                     $ 1.24493       $ 1.27810            140,699
  1/1/2005 to 12/31/2005                                     $ 1.27810       $ 1.30978            151,726


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;

                         CONTRACT WITHOUT CREDIT (1.65)

                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01722       $ 1.23707          1,148,539
  1/1/2004 to 12/31/2004                                     $ 1.23707       $ 1.33430          1,816,124
  1/1/2005 to 12/31/2005                                     $ 1.33430       $ 1.50370          2,023,819
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01832       $ 1.25467            565,810
  1/1/2004 to 12/31/2004                                     $ 1.25467       $ 1.35675          1,356,988
  1/1/2005 to 12/31/2005                                     $ 1.35675       $ 1.48798          1,985,952
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00586       $ 1.28183            343,858
  1/1/2004 to 12/31/2004                                     $ 1.28183       $ 1.38198            675,506
  1/1/2005 to 12/31/2005                                     $ 1.38198       $ 1.57799            764,792
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 0.99995       $ 0.99219            722,109
  1/1/2004 to 12/31/2004                                     $ 0.99219       $ 0.98618          1,155,873
  1/1/2005 to 12/31/2005                                     $ 0.98618       $ 0.99832          1,438,219
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02197       $ 1.22123          2,097,647
  1/1/2004 to 12/31/2004                                     $ 1.22123       $ 1.32700          4,165,028
  1/1/2005 to 12/31/2005                                     $ 1.32700       $ 1.36470          4,735,088
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02524       $ 1.22106            666,919
  1/1/2004 to 12/31/2004                                     $ 1.22106       $ 1.39723          1,623,346
  1/1/2005 to 12/31/2005                                     $ 1.39723       $ 1.60363          2,034,947
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01311       $ 1.27619            383,318
  1/1/2004 to 12/31/2004                                     $ 1.27619       $ 1.44070          1,460,492
  1/1/2005 to 12/31/2005                                     $ 1.44070       $ 1.56609          2,302,372
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01132       $ 1.21864            251,318
  1/1/2004 to 12/31/2004                                     $ 1.21864       $ 1.34106            583,177
  1/1/2005 to 4/29/2005                                      $ 1.34106       $ 1.23721                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01230       $ 1.19327            335,325
  1/1/2004 to 12/31/2004                                     $ 1.19327       $ 1.27723            565,921
  1/1/2005 to 12/31/2005                                     $ 1.27723       $ 1.31464            646,990
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00977       $ 1.19102          5,974,571
  1/1/2004 to 12/31/2004                                     $ 1.19102       $ 1.30170         16,335,832
  1/1/2005 to 12/31/2005                                     $ 1.30170       $ 1.37797         21,146,492
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00742       $ 1.13376          6,049,501
  1/1/2004 to 12/31/2004                                     $ 1.13376       $ 1.21453         12,473,919
  1/1/2005 to 12/31/2005                                     $ 1.21453       $ 1.26544         14,509,581
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00885       $ 1.24544          2,241,165
  1/1/2004 to 12/31/2004                                     $ 1.24544       $ 1.37860          3,560,744
  1/1/2005 to 12/31/2005                                     $ 1.37860       $ 1.48545          4,155,061
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01133       $ 1.23681          4,913,817
  1/1/2004 to 12/31/2004                                     $ 1.23681       $ 1.37547         11,206,306
  1/1/2005 to 12/31/2005                                     $ 1.37547       $ 1.47820         15,388,124

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH
                                     BENEFIT;

                                     CONTRACT WITHOUT CREDIT (1.65)

                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02723       $ 1.21162            934,800
  1/1/2004 to 12/31/2004                                     $ 1.21162       $ 1.40351          1,726,587
  1/1/2005 to 12/31/2005                                     $ 1.40351       $ 1.47262          2,026,000
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01279       $ 1.23097            523,189
  1/1/2004 to 12/31/2004                                     $ 1.23097       $ 1.40240          1,029,041
  1/1/2005 to 12/31/2005                                     $ 1.40240       $ 1.56978          1,273,305
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02110       $ 1.20421            307,075
  1/1/2004 to 12/31/2004                                     $ 1.20421       $ 1.33147            402,126
  1/1/2005 to 4/29/2005                                      $ 1.33147       $ 1.24322                  0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00460       $ 1.33593            838,665
  1/1/2004 to 12/31/2004                                     $ 1.33593       $ 1.57111          1,496,573
  1/1/2005 to 12/31/2005                                     $ 1.57111       $ 1.62697          2,264,545
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00528       $ 1.19539          2,383,436
  1/1/2004 to 12/31/2004                                     $ 1.19539       $ 1.28562          5,001,391
  1/1/2005 to 12/31/2005                                     $ 1.28562       $ 1.31572          5,397,113
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00074       $ 1.04416          5,251,435
  1/1/2004 to 12/31/2004                                     $ 1.04416       $ 1.08148          8,667,243
  1/1/2005 to 12/31/2005                                     $ 1.08148       $ 1.08944         10,166,556
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01862       $ 1.36323            529,880
  1/1/2004 to 12/31/2004                                     $ 1.36323       $ 1.62791          1,321,549
  1/1/2005 to 12/31/2005                                     $ 1.62791       $ 1.88624          1,691,242
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01404       $ 1.29864            520,322
  1/1/2004 to 12/31/2004                                     $ 1.29864       $ 1.26580            797,401
  1/1/2005 to 12/31/2005                                     $ 1.26580       $ 1.27614            962,907
SP SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.01509       $ 1.28700          1,683,161
  1/1/2004 to 12/31/2004                                     $ 1.28700       $ 1.52811          3,236,422
  1/1/2005 to 12/31/2005                                     $ 1.52811       $ 1.57270          3,811,339
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01516       $ 1.19082            410,543
  1/1/2004 to 12/31/2004                                     $ 1.19082       $ 1.29550            860,070
  1/1/2005 to 12/31/2005                                     $ 1.29550       $ 1.46760            903,933
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.01906       $ 1.17656            606,009
  1/1/2004 to 12/31/2004                                     $ 1.17656       $ 1.22806          1,331,460
  1/1/2005 to 12/31/2005                                     $ 1.22806       $ 1.40748          1,646,467
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.03405       $ 1.33722             54,441
  1/1/2004 to 12/31/2004                                     $ 1.33722       $ 1.31561            147,668
  1/1/2005 to 4/29/2005                                      $ 1.31561       $ 1.17415                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01149       $ 1.34770            396,688
  1/1/2004 to 12/31/2004                                     $ 1.34770       $ 1.54511            745,710
  1/1/2005 to 12/31/2005                                     $ 1.54511       $ 1.76921          1,049,103

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH
                                     BENEFIT;

                                     CONTRACT WITHOUT CREDIT (1.65)

                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99865       $ 9.99741              2,243
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09317       $11.71227                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07950       $10.31179              1,339
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05461       $10.26647              4,247
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04988       $11.32469                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04968       $10.40108              7,223
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06637       $10.33364              9,650
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04182       $10.31658                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99865       $10.01742              3,976
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99865       $10.00743                379
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14689       $12.01771              2,496
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99865       $10.02740              6,831
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08471       $10.71543              1,005
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01112       $10.31218              2,664
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04549       $10.01768              5,732
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99865       $10.95883              3,178
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01521       $10.62366                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03282       $10.75949              4,164
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99865       $10.57900              9,489
AST HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                   $ 9.97660       $ 9.85860             16,174
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91368       $10.65333             14,167
AST LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
  PORTFOLIO
  3/14/2005* to 12/31/2005                                   $10.07706       $10.55706             12,214
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99865       $ 9.94996              9,221
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12604       $10.90350             14,630

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH
                                     BENEFIT;

                                     CONTRACT WITHOUT CREDIT (1.65)

                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96606       $10.47792              3,649
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03673       $10.75959              4,077
AST MID CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                   $10.06483       $10.35312              5,888
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05555       $11.33624              4,545
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02176       $10.88522              9,490
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99865       $10.05726             25,666
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99865       $10.03737                  0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04846       $10.64701              4,630
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02847       $10.35564              9,241
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94919       $ 9.44958              4,641
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00265       $11.73902             31,084
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88082       $12.06187              7,938
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02243       $ 1.24316            250,310
  1/1/2004 to 12/31/2004                                     $ 1.24316       $ 1.27441            347,047
  1/1/2005 to 12/31/2005                                     $ 1.27441       $ 1.30411            406,285


---------------


* Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;

                         CONTRACT WITHOUT CREDIT (1.65)

                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01722        $ 1.23707                  0
  1/1/2004 to 12/31/2004                                      $ 1.23707        $ 1.33430                  0
  1/1/2005 to 12/31/2005                                      $ 1.33430        $ 1.50370                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01832        $ 1.25467                  0
  1/1/2004 to 12/31/2004                                      $ 1.25467        $ 1.35675                  0
  1/1/2005 to 12/31/2005                                      $ 1.35675        $ 1.48798                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00586        $ 1.28183                  0
  1/1/2004 to 12/31/2004                                      $ 1.28183        $ 1.38198                  0
  1/1/2005 to 12/31/2005                                      $ 1.38198        $ 1.57799                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 0.99995        $ 0.99219                  0
  1/1/2004 to 12/31/2004                                      $ 0.99219        $ 0.98618             74,763
  1/1/2005 to 12/31/2005                                      $ 0.98618        $ 0.99832             74,732
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02197        $ 1.22123            113,683
  1/1/2004 to 12/31/2004                                      $ 1.22123        $ 1.32700             49,259
  1/1/2005 to 12/31/2005                                      $ 1.32700        $ 1.36470             53,439
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02524        $ 1.22106             12,974
  1/1/2004 to 12/31/2004                                      $ 1.22106        $ 1.39723             20,203
  1/1/2005 to 12/31/2005                                      $ 1.39723        $ 1.60363             22,167
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01311        $ 1.27619             93,687
  1/1/2004 to 12/31/2004                                      $ 1.27619        $ 1.44070            137,063
  1/1/2005 to 12/31/2005                                      $ 1.44070        $ 1.56609            163,841
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01132        $ 1.21864              3,194
  1/1/2004 to 12/31/2004                                      $ 1.21864        $ 1.34106            124,576
  1/1/2005 to 4/29/2005                                       $ 1.34106        $ 1.23721                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01230        $ 1.19327              5,221
  1/1/2004 to 12/31/2004                                      $ 1.19327        $ 1.27723              5,375
  1/1/2005 to 12/31/2005                                      $ 1.27723        $ 1.31464             37,964
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00977        $ 1.19102            209,900
  1/1/2004 to 12/31/2004                                      $ 1.19102        $ 1.30170            456,535
  1/1/2005 to 12/31/2005                                      $ 1.30170        $ 1.37797            768,840
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00742        $ 1.13376              6,901
  1/1/2004 to 12/31/2004                                      $ 1.13376        $ 1.21453             53,663
  1/1/2005 to 12/31/2005                                      $ 1.21453        $ 1.26544             53,724
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00885        $ 1.24544             34,994
  1/1/2004 to 12/31/2004                                      $ 1.24544        $ 1.37860            154,773
  1/1/2005 to 12/31/2005                                      $ 1.37860        $ 1.48545            147,305
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01133        $ 1.23681            359,581
  1/1/2004 to 12/31/2004                                      $ 1.23681        $ 1.37547            844,989
  1/1/2005 to 12/31/2005                                      $ 1.37547        $ 1.47820            851,838

                           STRATEGIC PARTNERS PLUS 3


ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                                        CONTRACT WITHOUT CREDIT (1.65)

                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02723        $ 1.21162                  0
  1/1/2004 to 12/31/2004                                      $ 1.21162        $ 1.40351             14,942
  1/1/2005 to 12/31/2005                                      $ 1.40351        $ 1.47262             42,741
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01279        $ 1.23097             10,705
  1/1/2004 to 12/31/2004                                      $ 1.23097        $ 1.40240             60,764
  1/1/2005 to 12/31/2005                                      $ 1.40240        $ 1.56978             86,886
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02110        $ 1.20421                  0
  1/1/2004 to 12/31/2004                                      $ 1.20421        $ 1.33147                  0
  1/1/2005 to 4/29/2005                                       $ 1.33147        $ 1.24322                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00460        $ 1.33593              8,840
  1/1/2004 to 12/31/2004                                      $ 1.33593        $ 1.57111             96,040
  1/1/2005 to 12/31/2005                                      $ 1.57111        $ 1.62697            226,039
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00528        $ 1.19539             30,808
  1/1/2004 to 12/31/2004                                      $ 1.19539        $ 1.28562             28,817
  1/1/2005 to 12/31/2005                                      $ 1.28562        $ 1.31572             30,538
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00074        $ 1.04416             98,308
  1/1/2004 to 12/31/2004                                      $ 1.04416        $ 1.08148            139,224
  1/1/2005 to 12/31/2005                                      $ 1.08148        $ 1.08944            271,360
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01862        $ 1.36323                  0
  1/1/2004 to 12/31/2004                                      $ 1.36323        $ 1.62791                  0
  1/1/2005 to 12/31/2005                                      $ 1.62791        $ 1.88624             15,311
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01404        $ 1.29864                391
  1/1/2004 to 12/31/2004                                      $ 1.29864        $ 1.26580             25,538
  1/1/2005 to 12/31/2005                                      $ 1.26580        $ 1.27614             39,981
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01509        $ 1.28700             11,766
  1/1/2004 to 12/31/2004                                      $ 1.28700        $ 1.52811             18,166
  1/1/2005 to 12/31/2005                                      $ 1.52811        $ 1.57270             42,171
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01516        $ 1.19082                  0
  1/1/2004 to 12/31/2004                                      $ 1.19082        $ 1.29550                  0
  1/1/2005 to 12/02/2005                                      $ 1.29550        $ 1.46760              2,688
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01906        $ 1.17656             14,722
  1/1/2004 to 12/31/2004                                      $ 1.17656        $ 1.22806            125,340
  1/1/2005 to 12/31/2005                                      $ 1.22806        $ 1.40748             84,675
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.03405        $ 1.33722                  0
  1/1/2004 to 12/31/2004                                      $ 1.33722        $ 1.31561             19,370
  1/1/2005 to 4/29/2005                                       $ 1.31561        $ 1.17415                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01149        $ 1.34770                764
  1/1/2004 to 12/31/2004                                      $ 1.34770        $ 1.54511             48,239
  1/1/2005 to 12/31/2005                                      $ 1.54511        $ 1.76921            104,412

                           STRATEGIC PARTNERS PLUS 3


ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                                        CONTRACT WITHOUT CREDIT (1.65)

                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99865        $ 9.99741                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09317        $11.71227                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07950        $10.31179                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05461        $10.26647                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04988        $11.32469                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04968        $10.40108                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06637        $10.33364                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04182        $10.31658                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99865        $10.01742                  0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99865        $10.00743                  0
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14689        $12.01771              2,294
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99865        $10.02740                  0
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08471        $10.71543                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01112        $10.31218              2,523
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04549        $10.01768              2,381
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99865        $10.95883                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01521        $10.62366                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03282        $10.75949                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99865        $10.57900                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97660        $ 9.85860                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91368        $10.65333                198
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07706        $10.55706              5,668
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99865        $ 9.94996              7,010
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12604        $10.90350              4,793

                           STRATEGIC PARTNERS PLUS 3


ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                                        CONTRACT WITHOUT CREDIT (1.65)

                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96606        $10.47792                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03673        $10.75959                170
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06483        $10.35312                658
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05555        $11.33624                121
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02176        $10.88522                122
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99865        $10.05726                498
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99865        $10.03737                  0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04846        $10.64701                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02847        $10.35564                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94919        $ 9.44958                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00265        $11.73902              3,063
EVERGREEN GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.92197        $10.34095                  0
  1/1/2004 to 12/31/2004                                      $10.34095        $11.02653                392
  1/1/2005 to 4/15/2005                                       $11.02653        $10.29615                  0
EVERGREEN VA BALANCED FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00929        $ 1.12349                  0
  1/1/2004 to 12/31/2004                                      $ 1.12349        $ 1.17498                  0
  1/1/2005 to 12/31/2005                                      $ 1.17498        $ 1.21714                  0
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.91853        $10.39594                  0
  1/1/2004 to 12/31/2004                                      $10.39594        $11.16913                  0
  1/1/2005 to 12/31/2005                                      $11.16913        $11.97864                376
EVERGREEN VA GROWTH FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01229        $ 1.34741                  0
  1/1/2004 to 12/31/2004                                      $ 1.34741        $ 1.50924                352
  1/1/2005 to 12/31/2005                                      $ 1.50924        $ 1.58167                351
EVERGREEN VA INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.98988        $10.44097                378
  1/1/2004 to 12/31/2004                                      $10.44097        $12.24474              3,163
  1/1/2005 to 12/31/2005                                      $12.24474        $13.97359              3,650
EVERGREEN VA OMEGA FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00973        $ 1.33341              5,880
  1/1/2004 to 12/31/2004                                      $ 1.33341        $ 1.40630             21,451
  1/1/2005 to 12/31/2005                                      $ 1.40630        $ 1.43683             21,406
EVERGREEN VA SPECIAL VALUES FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01276        $ 1.24979                  0
  1/1/2004 to 12/31/2004                                      $ 1.24979        $ 1.48003              1,857
  1/1/2005 to 12/31/2005                                      $ 1.48003        $ 1.61271              3,628

                           STRATEGIC PARTNERS PLUS 3


ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                                        CONTRACT WITHOUT CREDIT (1.65)

                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88082        $12.06187                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02243        $ 1.24316                  0
  1/1/2004 to 12/31/2004                                      $ 1.24316        $ 1.27441                  0
  1/1/2005 to 12/31/2005                                      $ 1.27441        $ 1.30411                  0


---------------

 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;

                         CONTRACT WITH CREDIT (1.75)

                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01722       $ 1.23592          3,034,356
  1/1/2004 to 12/31/2004                                     $ 1.23592       $ 1.33162          5,806,228
  1/1/2005 to 12/31/2005                                     $ 1.33162       $ 1.49930          6,608,981
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01831       $ 1.25343          1,750,770
  1/1/2004 to 12/31/2004                                     $ 1.25343       $ 1.35414          3,881,271
  1/1/2005 to 12/31/2005                                     $ 1.35414       $ 1.48362          5,449,399
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00586       $ 1.28057            821,406
  1/1/2004 to 12/31/2004                                     $ 1.28057       $ 1.37924          1,758,428
  1/1/2005 to 12/31/2005                                     $ 1.37924       $ 1.57333          2,106,929
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 0.99994       $ 0.99097          3,153,756
  1/1/2004 to 12/31/2004                                     $ 0.99097       $ 0.98370          3,334,269
  1/1/2005 to 12/31/2005                                     $ 0.98370       $ 0.99472          4,800,699
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02196       $ 1.21997          6,703,469
  1/1/2004 to 12/31/2004                                     $ 1.21997       $ 1.32426         12,306,649
  1/1/2005 to 12/31/2005                                     $ 1.32426       $ 1.36062         14,598,926
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02523       $ 1.21982          1,504,381
  1/1/2004 to 12/31/2004                                     $ 1.21982       $ 1.39431          3,902,164
  1/1/2005 to 12/31/2005                                     $ 1.39431       $ 1.59875          5,371,577
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01310       $ 1.27479          2,196,404
  1/1/2004 to 12/31/2004                                     $ 1.27479       $ 1.43779          5,353,677
  1/1/2005 to 12/31/2005                                     $ 1.43779       $ 1.56121          7,345,257
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01131       $ 1.21743            859,739
  1/1/2004 to 12/31/2004                                     $ 1.21743       $ 1.33841          1,165,621
  1/1/2005 to 4/29/2005                                      $ 1.33841       $ 1.23436                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01229       $ 1.19212            495,133
  1/1/2004 to 12/31/2004                                     $ 1.19212       $ 1.27462            891,594
  1/1/2005 to 12/31/2005                                     $ 1.27462       $ 1.31072          1,081,927
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00976       $ 1.18975         20,763,919
  1/1/2004 to 12/31/2004                                     $ 1.18975       $ 1.29901         46,440,249
  1/1/2005 to 12/31/2005                                     $ 1.29901       $ 1.37385         57,834,190
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00742       $ 1.13276         10,650,357
  1/1/2004 to 12/31/2004                                     $ 1.13276       $ 1.21249         27,461,819
  1/1/2005 to 12/31/2005                                     $ 1.21249       $ 1.26200         32,805,098
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00884       $ 1.24425          5,143,953
  1/1/2004 to 12/31/2004                                     $ 1.24425       $ 1.37603          8,339,198
  1/1/2005 to 12/31/2005                                     $ 1.37603       $ 1.48106          9,118,665
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01132       $ 1.23575         10,289,689
  1/1/2004 to 12/31/2004                                     $ 1.23575       $ 1.37292         25,520,133
  1/1/2005 to 12/31/2005                                     $ 1.37292       $ 1.47410         34,695,903

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH
                                     BENEFIT;

                                     CONTRACT WITH CREDIT (1.75)

                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02722       $ 1.21039          1,986,975
  1/1/2004 to 12/31/2004                                     $ 1.21039       $ 1.40077          3,500,652
  1/1/2005 to 12/31/2005                                     $ 1.40077       $ 1.46822          4,660,529
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01278       $ 1.22973          1,857,302
  1/1/2004 to 12/31/2004                                     $ 1.22973       $ 1.39961          3,206,042
  1/1/2005 to 12/31/2005                                     $ 1.39961       $ 1.56500          3,936,296
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02109       $ 1.20305            561,424
  1/1/2004 to 12/31/2004                                     $ 1.20305       $ 1.32884            995,234
  1/1/2005 to 4/29/2005                                      $ 1.32884       $ 1.24037                  0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00460       $ 1.33469          1,523,996
  1/1/2004 to 12/31/2004                                     $ 1.33469       $ 1.56814          3,209,016
  1/1/2005 to 12/31/2005                                     $ 1.56814       $ 1.62232          5,004,430
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00527       $ 1.19418          7,952,321
  1/1/2004 to 12/31/2004                                     $ 1.19418       $ 1.28300         13,719,650
  1/1/2005 to 12/31/2005                                     $ 1.28300       $ 1.31191         14,040,028
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00074       $ 1.04315         13,137,592
  1/1/2004 to 12/31/2004                                     $ 1.04315       $ 1.07941         23,123,777
  1/1/2005 to 12/31/2005                                     $ 1.07941       $ 1.08636         25,931,535
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01861       $ 1.36187          1,691,676
  1/1/2004 to 12/31/2004                                     $ 1.36187       $ 1.62472          3,978,238
  1/1/2005 to 12/31/2005                                     $ 1.62472       $ 1.88068          5,481,223
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01403       $ 1.29734          1,122,556
  1/1/2004 to 12/31/2004                                     $ 1.29734       $ 1.26327          1,867,232
  1/1/2005 to 12/31/2005                                     $ 1.26327       $ 1.27232          2,005,734
SP SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.01509       $ 1.28582          4,297,882
  1/1/2004 to 12/31/2004                                     $ 1.28582       $ 1.52507          8,768,300
  1/1/2005 to 12/31/2005                                     $ 1.52507       $ 1.56800          9,965,720
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01515       $ 1.18963            509,540
  1/1/2004 to 12/31/2004                                     $ 1.18963       $ 1.29291          1,176,706
  1/1/2005 to 12/31/2005                                     $ 1.29291       $ 1.46319          1,349,108
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.01905       $ 1.17543          1,235,647
  1/1/2004 to 12/31/2004                                     $ 1.17543       $ 1.22575          1,867,597
  1/1/2005 to 12/31/2005                                     $ 1.22575       $ 1.40345          1,922,786
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.03405       $ 1.33585            338,231
  1/1/2004 to 12/31/2004                                     $ 1.33585       $ 1.31286            656,213
  1/1/2005 to 4/29/2005                                      $ 1.31286       $ 1.17132                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01149       $ 1.34648            762,243
  1/1/2004 to 12/31/2004                                     $ 1.34648       $ 1.54220          1,787,763
  1/1/2005 to 12/31/2005                                     $ 1.54220       $ 1.76414          2,308,780

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH
                                     BENEFIT;

                                     CONTRACT WITH CREDIT (1.75)

                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $ 9.99667             17,126
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09309       $11.70396                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07941       $10.30367              1,935
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05453       $10.25829              6,544
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04980       $11.31658                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04959       $10.39288             15,116
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06629       $10.32542              7,223
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04174       $10.30827             18,828
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $10.01664             68,403
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $10.00666             24,255
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14681       $12.00823             24,865
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $10.02663             32,602
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08463       $10.70700              4,151
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01104       $10.30402              5,897
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04541       $10.00979             11,474
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99857       $10.95012             22,969
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01513       $10.61520              1,297
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03274       $10.75090             16,972
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99857       $10.57054             19,477
AST HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                   $ 9.97652       $ 9.85089             44,801
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91360       $10.64502             20,381
AST LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO
  3/14/2005* to 12/31/2005                                   $10.07698       $10.54870             42,360
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99857       $ 9.94204             37,260
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12596       $10.89480             75,296

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH
                                     BENEFIT;

                                     CONTRACT WITH CREDIT (1.75)

                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96597       $10.46963             10,985
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03665       $10.75107              7,942
AST MID CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                   $10.06474       $10.34492             13,719
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05547       $11.32716             23,271
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02168       $10.87658             54,127
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99857       $10.04905             55,551
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $10.03662              4,751
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04838       $10.63867             14,807
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02839       $10.34748              9,496
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94911       $ 9.44213             18,069
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00257       $11.72986            169,449
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88074       $12.05243             28,308
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02242       $ 1.24188            454,419
  1/1/2004 to 12/31/2004                                     $ 1.24188       $ 1.27175            694,715
  1/1/2005 to 12/31/2005                                     $ 1.27175       $ 1.30011            796,703


---------------


* Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                           CONTRACT WITH CREDIT (1.75)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01722       $ 1.23592            356,972
  1/1/2004 to 12/31/2004                                     $ 1.23592       $ 1.33162            678,486
  1/1/2005 to 12/31/2005                                     $ 1.33162       $ 1.49930            658,472
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01831       $ 1.25343             41,488
  1/1/2004 to 12/31/2004                                     $ 1.25343       $ 1.35414             15,700
  1/1/2005 to 12/31/2005                                     $ 1.35414       $ 1.48362            215,650
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00586       $ 1.28057              3,909
  1/1/2004 to 12/31/2004                                     $ 1.28057       $ 1.37924             24,427
  1/1/2005 to 12/31/2005                                     $ 1.37924       $ 1.57333             22,942
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 0.99994       $ 0.99097              2,253
  1/1/2004 to 12/31/2004                                     $ 0.99097       $ 0.98370            388,736
  1/1/2005 to 12/31/2005                                     $ 0.98370       $ 0.99472          1,469,297
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02196       $ 1.21997            240,142
  1/1/2004 to 12/31/2004                                     $ 1.21997       $ 1.32426            517,660
  1/1/2005 to 12/31/2005                                     $ 1.32426       $ 1.36062            532,426
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02523       $ 1.21982             17,384
  1/1/2004 to 12/31/2004                                     $ 1.21982       $ 1.39431            126,826
  1/1/2005 to 12/31/2005                                     $ 1.39431       $ 1.59875            118,842
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01310       $ 1.27479            415,773
  1/1/2004 to 12/31/2004                                     $ 1.27479       $ 1.43779            706,700
  1/1/2005 to 12/31/2005                                     $ 1.43779       $ 1.56121            704,022
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01131       $ 1.21743            156,232
  1/1/2004 to 12/31/2004                                     $ 1.21743       $ 1.33841            204,602
  1/1/2005 to 4/29/2005                                      $ 1.33841       $ 1.23436                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01229       $ 1.19212             57,328
  1/1/2004 to 12/31/2004                                     $ 1.19212       $ 1.27462            257,815
  1/1/2005 to 12/31/2005                                     $ 1.27462       $ 1.31072            218,230
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00976       $ 1.18975          2,783,061
  1/1/2004 to 12/31/2004                                     $ 1.18975       $ 1.29901          9,303,341
  1/1/2005 to 12/31/2005                                     $ 1.29901       $ 1.37385         12,023,828
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00742       $ 1.13276          1,674,464
  1/1/2004 to 12/31/2004                                     $ 1.13276       $ 1.21249          3,358,282
  1/1/2005 to 12/31/2005                                     $ 1.21249       $ 1.26200          3,909,874
-------------------------------------------------------------------------------------------------------------
SP DAVIS VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.00884       $ 1.24425          1,188,460
  1/1/2004 to 12/31/2004                                     $ 1.24425       $ 1.37603          2,149,261
  1/1/2005 to 12/31/2005                                     $ 1.37603       $ 1.48106          2,118,622
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01132       $ 1.23575          2,548,086
  1/1/2004 to 12/31/2004                                     $ 1.23575       $ 1.37292          6,035,131
  1/1/2005 to 12/31/2005                                     $ 1.37292       $ 1.47410          6,907,753

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  ROLL-UP OR STEP-UP GUARANTEED MINIMUM
                                       DEATH BENEFIT CONTRACT WITH CREDIT (1.75)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02722       $ 1.21039             36,231
  1/1/2004 to 12/31/2004                                     $ 1.21039       $ 1.40077            248,824
  1/1/2005 to 12/31/2005                                     $ 1.40077       $ 1.46822            256,541
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01278       $ 1.22973            249,585
  1/1/2004 to 12/31/2004                                     $ 1.22973       $ 1.39961            435,234
  1/1/2005 to 12/31/2005                                     $ 1.39961       $ 1.56500            424,710
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02109       $ 1.20305             55,515
  1/1/2004 to 12/31/2004                                     $ 1.20305       $ 1.32884            190,055
  1/1/2005 to 4/29/2005                                      $ 1.32884       $ 1.24037                  0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00460       $ 1.33469            114,000
  1/1/2004 to 12/31/2004                                     $ 1.33469       $ 1.56814            327,041
  1/1/2005 to 12/31/2005                                     $ 1.56814       $ 1.62232            489,804
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00527       $ 1.19418            956,320
  1/1/2004 to 12/31/2004                                     $ 1.19418       $ 1.28300          1,175,769
  1/1/2005 to 12/31/2005                                     $ 1.28300       $ 1.31191          1,259,669
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00074       $ 1.04315          1,698,015
  1/1/2004 to 12/31/2004                                     $ 1.04315       $ 1.07941          2,712,542
  1/1/2005 to 12/31/2005                                     $ 1.07941       $ 1.08636          2,903,586
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01861       $ 1.36187            237,577
  1/1/2004 to 12/31/2004                                     $ 1.36187       $ 1.62472            238,317
  1/1/2005 to 12/31/2005                                     $ 1.62472       $ 1.88068            305,230
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01403       $ 1.29734             38,668
  1/1/2004 to 12/31/2004                                     $ 1.29734       $ 1.26327             92,593
  1/1/2005 to 12/31/2005                                     $ 1.26327       $ 1.27232            101,847
SP SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.01509       $ 1.28582            398,657
  1/1/2004 to 12/31/2004                                     $ 1.28582       $ 1.52507            573,855
  1/1/2005 to 12/31/2005                                     $ 1.52507       $ 1.56800            547,028
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01515       $ 1.18963                  0
  1/1/2004 to 12/31/2004                                     $ 1.18963       $ 1.29291             35,136
  1/1/2005 to 12/31/2005                                     $ 1.29291       $ 1.46319             45,706
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                    $ 1.01905       $ 1.17543            234,521
  1/1/2004 to 12/31/2004                                     $ 1.17543       $ 1.22575            452,087
  1/1/2005 to 12/31/2005                                     $ 1.22575       $ 1.40345            421,141
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.03405       $ 1.33585            115,141
  1/1/2004 to 12/31/2004                                     $ 1.33585       $ 1.31286            141,550
  1/1/2005 to 4/29/2005                                      $ 1.31286       $ 1.17132                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01149       $ 1.34648            311,628
  1/1/2004 to 12/31/2004                                     $ 1.34648       $ 1.54220            601,605
  1/1/2005 to 12/31/2005                                     $ 1.54220       $ 1.76414            594,623

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  ROLL-UP OR STEP-UP GUARANTEED MINIMUM
                                       DEATH BENEFIT CONTRACT WITH CREDIT (1.75)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $ 9.99667                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09309       $11.70396                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07941       $10.30367                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05453       $10.25829                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04980       $11.31658                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04959       $10.39288              2,024
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06629       $10.32542                621
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04174       $10.30827                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $10.01664              5,732
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $10.00666             10,059
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14681       $12.00823                533
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $10.02663                  0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08463       $10.70700                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01104       $10.30402                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04541       $10.00979                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99857       $10.95012              1,820
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01513       $10.61520              2,953
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03274       $10.75090                  0
AST HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                   $ 9.97652       $ 9.85089              3,758
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99857       $10.57054                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91360       $10.64502              2,254
AST LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO
  3/14/2005* to 12/31/2005                                   $10.07698       $10.54870              7,674
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99857       $ 9.94204                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12596       $10.89480              4,546

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT
                                        CONTRACT WITH CREDIT (1.75)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96597       $10.46963                801
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03665       $10.75107                199
AST MID CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06474       $10.34492                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05547       $11.32716                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02168       $10.87658              5,941
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99857       $10.04905              6,986
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99857       $10.03662                  0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04838       $10.63867                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02839       $10.34748                933
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94911       $ 9.44213                417
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00257       $11.72986              9,250
EVERGREEN GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                   $ 9.92194       $10.34023             48,506
  1/1/2004 to 12/31/2004                                     $10.34023       $11.01506             43,106
  1/1/2005 to 4/15/2005                                      $11.01506       $10.28257                  0
EVERGREEN VA BALANCED FUND
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00928       $ 1.12247            530,897
  1/1/2004 to 12/31/2004                                     $ 1.12247       $ 1.17282            332,539
  1/1/2005 to 12/31/2005                                     $ 1.17282       $ 1.21366            341,131
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                   $ 9.91850       $10.39518             42,926
  1/1/2004 to 12/31/2004                                     $10.39518       $11.15728            104,497
  1/1/2005 to 12/31/2005                                     $11.15728       $11.95425            138,680
EVERGREEN VA GROWTH FUND
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01229       $ 1.34619            259,204
  1/1/2004 to 12/31/2004                                     $ 1.34619       $ 1.50638            333,790
  1/1/2005 to 12/31/2005                                     $ 1.50638       $ 1.57716            327,780
EVERGREEN VA INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                   $ 9.98985       $10.44021             15,346
  1/1/2004 to 12/31/2004                                     $10.44021       $12.23173             26,488
  1/1/2005 to 12/31/2005                                     $12.23173       $13.94505             37,351
EVERGREEN VA OMEGA FUND
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.00972       $ 1.33214            408,561
  1/1/2004 to 12/31/2004                                     $ 1.33214       $ 1.40369            524,528
  1/1/2005 to 12/31/2005                                     $ 1.40369       $ 1.43256            464,795
EVERGREEN VA SPECIAL VALUES FUND
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.01275       $ 1.24845            563,325
  1/1/2004 to 12/31/2004                                     $ 1.24845       $ 1.47705            588,613
  1/1/2005 to 12/31/2005                                     $ 1.47705       $ 1.60796            528,859

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT
                                        CONTRACT WITH CREDIT (1.75)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88074       $12.05243                281
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                    $ 1.02242       $ 1.24188             23,544
  1/1/2004 to 12/31/2004                                     $ 1.24188       $ 1.27175             88,070
  1/1/2005 to 12/31/2005                                     $ 1.27175       $ 1.30011             73,760


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH
                         BENEFIT; CONTRACT WITHOUT CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01722        $ 1.23592           2,514,565
  1/1/2004 to 12/31/2004                                      $ 1.23592        $ 1.33162           3,765,990
  1/1/2005 to 12/31/2005                                      $ 1.33162        $ 1.49930           4,237,327
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01831        $ 1.25343           1,861,523
  1/1/2004 to 12/31/2004                                      $ 1.25343        $ 1.35414           3,267,159
  1/1/2005 to 12/31/2005                                      $ 1.35414        $ 1.48362           4,338,387
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00586        $ 1.28057             766,411
  1/1/2004 to 12/31/2004                                      $ 1.28057        $ 1.37924           1,295,454
  1/1/2005 to 12/31/2005                                      $ 1.37924        $ 1.57333           1,452,628
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 0.99994        $ 0.99097           1,290,869
  1/1/2004 to 12/31/2004                                      $ 0.99097        $ 0.98370           1,933,712
  1/1/2005 to 12/31/2005                                      $ 0.98370        $ 0.99472           2,429,781
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02196        $ 1.21997           3,839,382
  1/1/2004 to 12/31/2004                                      $ 1.21997        $ 1.32426          10,381,868
  1/1/2005 to 12/31/2005                                      $ 1.32426        $ 1.36062          14,253,260
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02523        $ 1.21982           1,110,151
  1/1/2004 to 12/31/2004                                      $ 1.21982        $ 1.39431           2,458,353
  1/1/2005 to 12/31/2005                                      $ 1.39431        $ 1.59875           3,057,054
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01310        $ 1.27479           2,064,372
  1/1/2004 to 12/31/2004                                      $ 1.27479        $ 1.43779           5,456,705
  1/1/2005 to 12/31/2005                                      $ 1.43779        $ 1.56121           6,010,008
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01131        $ 1.21743             496,433
  1/1/2004 to 12/31/2004                                      $ 1.21743        $ 1.33841             851,787
  1/1/2005 to 4/29/2005                                       $ 1.33841        $ 1.23436                   0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01229        $ 1.19212             481,333
  1/1/2004 to 12/31/2004                                      $ 1.19212        $ 1.27462             642,438
  1/1/2005 to 12/31/2005                                      $ 1.27462        $ 1.31072             738,587
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00976        $ 1.18975          15,752,556
  1/1/2004 to 12/31/2004                                      $ 1.18975        $ 1.29901          32,408,586
  1/1/2005 to 12/31/2005                                      $ 1.29901        $ 1.37385          38,167,086
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00742        $ 1.13276           7,657,998
  1/1/2004 to 12/31/2004                                      $ 1.13276        $ 1.21249          17,707,615
  1/1/2005 to 12/31/2005                                      $ 1.21249        $ 1.26200          21,428,320
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00884        $ 1.24425           4,197,281
  1/1/2004 to 12/31/2004                                      $ 1.24425        $ 1.37603           6,143,725
  1/1/2005 to 12/31/2005                                      $ 1.37603        $ 1.48106           6,385,916
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01132        $ 1.23575          10,373,890
  1/1/2004 to 12/31/2004                                      $ 1.23575        $ 1.37292          20,983,877
  1/1/2005 to 12/31/2005                                      $ 1.37292        $ 1.47410          24,057,878

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; CONTRACT WITHOUT
                                     CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02722        $ 1.21039           1,559,543
  1/1/2004 to 12/31/2004                                      $ 1.21039        $ 1.40077           2,355,703
  1/1/2005 to 12/31/2005                                      $ 1.40077        $ 1.46822           2,680,946
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01278        $ 1.22973           1,175,776
  1/1/2004 to 12/31/2004                                      $ 1.22973        $ 1.39961           1,818,167
  1/1/2005 to 12/31/2005                                      $ 1.39961        $ 1.56500           1,957,042
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02109        $ 1.20305             782,765
  1/1/2004 to 12/31/2004                                      $ 1.20305        $ 1.32884             863,944
  1/1/2005 to 4/29/2005                                       $ 1.32884        $ 1.24037                   0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00460        $ 1.33469           1,009,105
  1/1/2004 to 12/31/2004                                      $ 1.33469        $ 1.56814           2,320,210
  1/1/2005 to 12/31/2005                                      $ 1.56814        $ 1.62232           3,339,989
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00527        $ 1.19418           3,416,493
  1/1/2004 to 12/31/2004                                      $ 1.19418        $ 1.28300           5,872,513
  1/1/2005 to 12/31/2005                                      $ 1.28300        $ 1.31191           6,574,881
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00074        $ 1.04315           7,654,799
  1/1/2004 to 12/31/2004                                      $ 1.04315        $ 1.07941          12,823,093
  1/1/2005 to 12/31/2005                                      $ 1.07941        $ 1.08636          14,961,139
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01861        $ 1.36187           1,498,217
  1/1/2004 to 12/31/2004                                      $ 1.36187        $ 1.62472           2,581,576
  1/1/2005 to 12/31/2005                                      $ 1.62472        $ 1.88068           3,472,573
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01403        $ 1.29734             725,657
  1/1/2004 to 12/31/2004                                      $ 1.29734        $ 1.26327           1,383,083
  1/1/2005 to 12/31/2005                                      $ 1.26327        $ 1.27232           1,671,700
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01509        $ 1.28582           3,183,929
  1/1/2004 to 12/31/2004                                      $ 1.28582        $ 1.52507           5,728,975
  1/1/2005 to 12/31/2005                                      $ 1.52507        $ 1.56800           6,392,859
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01515        $ 1.18963             611,522
  1/1/2004 to 12/31/2004                                      $ 1.18963        $ 1.29291             886,759
  1/1/2005 to 12/31/2005                                      $ 1.29291        $ 1.46319           1,118,845
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01905        $ 1.17543           1,453,959
  1/1/2004 to 12/31/2004                                      $ 1.17543        $ 1.22575           2,066,167
  1/1/2005 to 12/31/2005                                      $ 1.22575        $ 1.40345           2,042,127
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.03405        $ 1.33585             583,291
  1/1/2004 to 12/31/2004                                      $ 1.33585        $ 1.31286             839,086
  1/1/2005 to 4/29/2005                                       $ 1.31286        $ 1.17132                   0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01149        $ 1.34648             681,084
  1/1/2004 to 12/31/2004                                      $ 1.34648        $ 1.54220           1,267,000
  1/1/2005 to 12/31/2005                                      $ 1.54220        $ 1.76414           1,796,361

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; CONTRACT WITHOUT
                                     CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $ 9.99667                 804
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09309        $11.70396                   0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07941        $10.30367               3,655
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05453        $10.25829               4,983
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04980        $11.31658                   0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04959        $10.39288              15,448
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06629        $10.32542              12,108
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04174        $10.30827               1,272
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $10.01664              24,399
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $10.00666              79,549
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14681        $12.00823               5,162
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $10.02663               6,370
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08463        $10.70700               9,500
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01104        $10.30402               3,492
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04541        $10.00979               3,541
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99857        $10.95012               6,603
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01513        $10.61520                 478
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03274        $10.75090               5,583
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99857        $10.57054              20,866
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97652        $ 9.85089              15,123
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91360        $10.64502              10,707
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07698        $10.54870              26,623
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99857        $ 9.94204               4,418
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12596        $10.89480              18,518

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; CONTRACT WITHOUT
                                     CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96597        $10.46963              19,523
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03665        $10.75107               4,768
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06474        $10.34492               1,484
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05547        $11.32716               8,483
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02168        $10.87658              27,798
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99857        $10.04905              14,189
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $10.03662              21,008
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04838        $10.63867              25,470
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02839        $10.34748               1,831
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94911        $ 9.44213              29,157
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00257        $11.72986              75,428
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88074        $12.05243              12,838
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02242        $ 1.24188             357,235
  1/1/2004 to 12/31/2004                                      $ 1.24188        $ 1.27175             546,518
  1/1/2005 to 12/31/2005                                      $ 1.27175        $ 1.30011             534,764


---------------


* Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH
                         BENEFIT; CONTRACT WITHOUT CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01722        $ 1.23592             75,703
  1/1/2004 to 12/31/2004                                      $ 1.23592        $ 1.33162             98,503
  1/1/2005 to 12/31/2005                                      $ 1.33162        $ 1.49930             92,601
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01831        $ 1.25343                  0
  1/1/2004 to 12/31/2004                                      $ 1.25343        $ 1.35414                  0
  1/1/2005 to 12/31/2005                                      $ 1.35414        $ 1.48362             18,392
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00586        $ 1.28057              3,873
  1/1/2004 to 12/31/2004                                      $ 1.28057        $ 1.37924                  0
  1/1/2005 to 12/31/2005                                      $ 1.37924        $ 1.57333                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 0.99994        $ 0.99097                  0
  1/1/2004 to 12/31/2004                                      $ 0.99097        $ 0.98370            449,623
  1/1/2005 to 12/31/2005                                      $ 0.98370        $ 0.99472            438,327
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02196        $ 1.21997              9,767
  1/1/2004 to 12/31/2004                                      $ 1.21997        $ 1.32426            222,950
  1/1/2005 to 12/31/2005                                      $ 1.32426        $ 1.36062            241,427
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02523        $ 1.21982                  0
  1/1/2004 to 12/31/2004                                      $ 1.21982        $ 1.39431             23,087
  1/1/2005 to 12/31/2005                                      $ 1.39431        $ 1.59875             23,876
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01310        $ 1.27479            361,550
  1/1/2004 to 12/31/2004                                      $ 1.27479        $ 1.43779            511,550
  1/1/2005 to 12/31/2005                                      $ 1.43779        $ 1.56121            509,334
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01131        $ 1.21743              7,933
  1/1/2004 to 12/31/2004                                      $ 1.21743        $ 1.33841              3,891
  1/1/2005 to 4/29/2005                                       $ 1.33841        $ 1.23436                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01229        $ 1.19212              9,963
  1/1/2004 to 12/31/2004                                      $ 1.19212        $ 1.27462             21,773
  1/1/2005 to 12/31/2005                                      $ 1.27462        $ 1.31072             18,327
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00976        $ 1.18975            304,694
  1/1/2004 to 12/31/2004                                      $ 1.18975        $ 1.29901          1,061,033
  1/1/2005 to 12/31/2005                                      $ 1.29901        $ 1.37385          1,396,491
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00742        $ 1.13276            456,648
  1/1/2004 to 12/31/2004                                      $ 1.13276        $ 1.21249            564,920
  1/1/2005 to 12/31/2005                                      $ 1.21249        $ 1.26200          1,265,962
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00884        $ 1.24425            191,955
  1/1/2004 to 12/31/2004                                      $ 1.24425        $ 1.37603            307,319
  1/1/2005 to 12/31/2005                                      $ 1.37603        $ 1.48106            374,002
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01132        $ 1.23575            795,791
  1/1/2004 to 12/31/2004                                      $ 1.23575        $ 1.37292          1,997,613
  1/1/2005 to 12/31/2005                                      $ 1.37292        $ 1.47410          2,286,081

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; CONTRACT WITHOUT
                                     CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02722        $ 1.21039                  0
  1/1/2004 to 12/31/2004                                      $ 1.21039        $ 1.40077             41,040
  1/1/2005 to 12/31/2005                                      $ 1.40077        $ 1.46822             47,378
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01278        $ 1.22973              6,258
  1/1/2004 to 12/31/2004                                      $ 1.22973        $ 1.39961             45,983
  1/1/2005 to 12/31/2005                                      $ 1.39961        $ 1.56500             55,646
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02109        $ 1.20305              2,760
  1/1/2004 to 12/31/2004                                      $ 1.20305        $ 1.32884             12,423
  1/1/2005 to 4/29/2005                                       $ 1.32884        $ 1.24037                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00460        $ 1.33469             36,870
  1/1/2004 to 12/31/2004                                      $ 1.33469        $ 1.56814            282,761
  1/1/2005 to 12/31/2005                                      $ 1.56814        $ 1.62232            296,258
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00527        $ 1.19418             36,653
  1/1/2004 to 12/31/2004                                      $ 1.19418        $ 1.28300             88,522
  1/1/2005 to 12/31/2005                                      $ 1.28300        $ 1.31191             90,980
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00074        $ 1.04315            172,283
  1/1/2004 to 12/31/2004                                      $ 1.04315        $ 1.07941            301,443
  1/1/2005 to 12/31/2005                                      $ 1.07941        $ 1.08636            349,101
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01861        $ 1.36187              7,628
  1/1/2004 to 12/31/2004                                      $ 1.36187        $ 1.62472             14,137
  1/1/2005 to 12/31/2005                                      $ 1.62472        $ 1.88068            111,824
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01403        $ 1.29734              7,718
  1/1/2004 to 12/31/2004                                      $ 1.29734        $ 1.26327             45,590
  1/1/2005 to 12/31/2005                                      $ 1.26327        $ 1.27232             55,237
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01509        $ 1.28582             23,731
  1/1/2004 to 12/31/2004                                      $ 1.28582        $ 1.52507            275,292
  1/1/2005 to 12/31/2005                                      $ 1.52507        $ 1.56800            185,834
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01515        $ 1.18963                  0
  1/1/2004 to 12/31/2004                                      $ 1.18963        $ 1.29291                  0
  1/1/2005 to 12/31/2005                                      $ 1.29291        $ 1.46319                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01905        $ 1.17543             24,629
  1/1/2004 to 12/31/2004                                      $ 1.17543        $ 1.22575             68,431
  1/1/2005 to 12/31/2005                                      $ 1.22575        $ 1.40345             66,520
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.03405        $ 1.33585             11,928
  1/1/2004 to 12/31/2004                                      $ 1.33585        $ 1.31286            158,219
  1/1/2005 to 4/29/2005                                       $ 1.31286        $ 1.17132                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01149        $ 1.34648             16,465
  1/1/2004 to 12/31/2004                                      $ 1.34648        $ 1.54220             22,413
  1/1/2005 to 12/31/2005                                      $ 1.54220        $ 1.76414             54,513

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; CONTRACT WITHOUT
                                     CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $ 9.99667                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09309        $11.70396                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07941        $10.30367                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05453        $10.25829                772
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04980        $11.31658                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04959        $10.39288                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06629        $10.32542              1,499
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04174        $10.30827                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $10.01664              8,984
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $10.00666                  0
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14681        $12.00823                249
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $10.02663                  0
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08463        $10.70700                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01104        $10.30402                285
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04541        $10.00979                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99857        $10.95012                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01513        $10.61520                316
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03274        $10.75090                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97652        $ 9.85089                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99857        $10.57054                150
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91360        $10.64502              2,642
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07698        $10.54870             13,042
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99857        $ 9.94204              1,724
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12596        $10.89480              4,149

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; CONTRACT WITHOUT
                                     CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96597        $10.46963                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03665        $10.75107                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06474        $10.34492                321
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05547        $11.32716                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02168        $10.87658              8,223
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99857        $10.04905              1,019
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99857        $10.03662                  0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04838        $10.63867                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02839        $10.34748                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94911        $ 9.44213              1,277
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00257        $11.72986              2,514
EVERGREEN GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.92194        $10.34023                798
  1/1/2004 to 12/31/2004                                      $10.34023        $11.01506              1,162
  1/1/2005 to 4/15/2005                                       $11.01506        $10.28257                  0
EVERGREEN VA BALANCED FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00928        $ 1.12247             27,719
  1/1/2004 to 12/31/2004                                      $ 1.12247        $ 1.17282             40,675
  1/1/2005 to 12/31/2005                                      $ 1.17282        $ 1.21366             41,162
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.91850        $10.39518              1,147
  1/1/2004 to 12/31/2004                                      $10.39518        $11.15728              1,310
  1/1/2005 to 12/31/2005                                      $11.15728        $11.95425              2,357
EVERGREEN VA GROWTH FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01229        $ 1.34619              6,496
  1/1/2004 to 12/31/2004                                      $ 1.34619        $ 1.50638             17,208
  1/1/2005 to 12/31/2005                                      $ 1.50638        $ 1.57716             16,388
EVERGREEN VA INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.98985        $10.44021                971
  1/1/2004 to 12/31/2004                                      $10.44021        $12.23173             10,057
  1/1/2005 to 12/31/2005                                      $12.23173        $13.94505             10,332
EVERGREEN VA OMEGA FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00972        $ 1.33214             14,969
  1/1/2004 to 12/31/2004                                      $ 1.33214        $ 1.40369             46,698
  1/1/2005 to 12/31/2005                                      $ 1.40369        $ 1.43256             46,596
EVERGREEN VA SPECIAL VALUES FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01275        $ 1.24845             15,726
  1/1/2004 to 12/31/2004                                      $ 1.24845        $ 1.47705             55,131
  1/1/2005 to 12/31/2005                                      $ 1.47705        $ 1.60796             53,044

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; CONTRACT WITHOUT
                                     CREDIT (1.75)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88074        $12.05243              2,336
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02242        $ 1.24188             28,667
  1/1/2004 to 12/31/2004                                      $ 1.24188        $ 1.27175             32,350
  1/1/2005 to 12/31/2005                                      $ 1.27175        $ 1.30011             47,075


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP OR STEP-UP GMDB;
                            CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01721        $ 1.23477           7,912,908
  1/1/2004 to 12/31/2004                                      $ 1.23477        $ 1.32919          13,436,947
  1/1/2005 to 12/31/2005                                      $ 1.32919        $ 1.49509          15,822,196
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01830        $ 1.25211           3,449,281
  1/1/2004 to 12/31/2004                                      $ 1.25211        $ 1.35138           7,144,999
  1/1/2005 to 12/31/2005                                      $ 1.35138        $ 1.47916          10,241,701
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00585        $ 1.27928           1,880,748
  1/1/2004 to 12/31/2004                                      $ 1.27928        $ 1.37645           4,088,410
  1/1/2005 to 12/31/2005                                      $ 1.37645        $ 1.56857           4,477,903
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 0.99993        $ 0.99008           4,740,923
  1/1/2004 to 12/31/2004                                      $ 0.99008        $ 0.98200           9,164,991
  1/1/2005 to 12/31/2005                                      $ 0.98200        $ 0.99223           7,793,803
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02196        $ 1.21877          15,302,286
  1/1/2004 to 12/31/2004                                      $ 1.21877        $ 1.32170          29,070,956
  1/1/2005 to 12/31/2005                                      $ 1.32170        $ 1.35659          31,764,630
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02522        $ 1.21867           3,460,913
  1/1/2004 to 12/31/2004                                      $ 1.21867        $ 1.39160           7,853,002
  1/1/2005 to 12/31/2005                                      $ 1.39160        $ 1.59405          11,040,321
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01309        $ 1.27356           6,167,864
  1/1/2004 to 12/31/2004                                      $ 1.27356        $ 1.43488          17,122,796
  1/1/2005 to 12/31/2005                                      $ 1.43488        $ 1.55656          21,642,271
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01130        $ 1.21618           1,561,412
  1/1/2004 to 12/31/2004                                      $ 1.21618        $ 1.33573           2,836,670
  1/1/2005 to 4/29/2005                                       $ 1.33573        $ 1.23155                  --
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01228        $ 1.19096             790,191
  1/1/2004 to 12/31/2004                                      $ 1.19096        $ 1.27217           2,254,153
  1/1/2005 to 12/31/2005                                      $ 1.27217        $ 1.30698           2,501,519
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00975        $ 1.18869          47,305,493
  1/1/2004 to 12/31/2004                                      $ 1.18869        $ 1.29657         105,677,208
  1/1/2005 to 12/31/2005                                      $ 1.29657        $ 1.36993         127,420,843
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00741        $ 1.13146          22,991,929
  1/1/2004 to 12/31/2004                                      $ 1.13146        $ 1.20965          48,089,133
  1/1/2005 to 12/31/2005                                      $ 1.20965        $ 1.25791          57,555,641
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00884        $ 1.24312           9,765,567
  1/1/2004 to 12/31/2004                                      $ 1.24312        $ 1.37343          18,672,074
  1/1/2005 to 12/31/2005                                      $ 1.37343        $ 1.47683          20,457,862
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01131        $ 1.23434          39,541,643
  1/1/2004 to 12/31/2004                                      $ 1.23434        $ 1.37008          96,333,323
  1/1/2005 to 12/31/2005                                      $ 1.37008        $ 1.46948         118,556,122

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02721        $ 1.20922           3,158,789
  1/1/2004 to 12/31/2004                                      $ 1.20922        $ 1.39807           5,735,919
  1/1/2005 to 12/31/2005                                      $ 1.39807        $ 1.46406           7,130,967
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01277        $ 1.22851           3,172,821
  1/1/2004 to 12/31/2004                                      $ 1.22851        $ 1.39687           5,858,191
  1/1/2005 to 12/31/2005                                      $ 1.39687        $ 1.56044           7,520,402
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02108        $ 1.20192           1,080,405
  1/1/2004 to 12/31/2004                                      $ 1.20192        $ 1.32630           2,002,257
  1/1/2005 to 4/29/2005                                       $ 1.32630        $ 1.23763                  --
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00459        $ 1.33337           3,770,679
  1/1/2004 to 12/31/2004                                      $ 1.33337        $ 1.56511           7,688,437
  1/1/2005 to 12/31/2005                                      $ 1.56511        $ 1.61752          10,847,494
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00526        $ 1.19293           9,624,581
  1/1/2004 to 12/31/2004                                      $ 1.19293        $ 1.28056          17,971,925
  1/1/2005 to 12/31/2005                                      $ 1.28056        $ 1.30794          18,893,196
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00073        $ 1.04222          17,952,432
  1/1/2004 to 12/31/2004                                      $ 1.04222        $ 1.07746          31,809,299
  1/1/2005 to 12/31/2005                                      $ 1.07746        $ 1.08351          35,747,834
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01860        $ 1.36051           4,878,831
  1/1/2004 to 12/31/2004                                      $ 1.36051        $ 1.62154           9,121,172
  1/1/2005 to 12/31/2005                                      $ 1.62154        $ 1.87514          13,292,071
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01402        $ 1.29612           1,566,777
  1/1/2004 to 12/31/2004                                      $ 1.29612        $ 1.26084           4,093,967
  1/1/2005 to 12/31/2005                                      $ 1.26084        $ 1.26860           5,868,216
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01508        $ 1.28460           8,900,299
  1/1/2004 to 12/31/2004                                      $ 1.28460        $ 1.52212          17,792,049
  1/1/2005 to 12/31/2005                                      $ 1.52212        $ 1.56346          19,555,262
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01515        $ 1.18852             855,905
  1/1/2004 to 12/31/2004                                      $ 1.18852        $ 1.29034           1,801,016
  1/1/2005 to 12/31/2005                                      $ 1.29034        $ 1.45888           2,295,092
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01904        $ 1.17423           3,090,700
  1/1/2004 to 12/31/2004                                      $ 1.17423        $ 1.22313           5,297,964
  1/1/2005 to 12/31/2005                                      $ 1.22313        $ 1.39908           6,052,151
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.03404        $ 1.33452           1,534,324
  1/1/2004 to 12/31/2004                                      $ 1.33452        $ 1.31015           3,524,469
  1/1/2005 to 4/29/2005                                       $ 1.31015        $ 1.16857                  --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01148        $ 1.34511           2,468,449
  1/1/2004 to 12/31/2004                                      $ 1.34511        $ 1.53919           6,074,161
  1/1/2005 to 12/31/2005                                      $ 1.53919        $ 1.75899           7,869,114

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $ 9.99590              95,244
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09301        $11.69551                   0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07933        $10.29547              18,650
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05444        $10.25023              22,426
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04972        $11.30859                   0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04951        $10.38458              44,390
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06621        $10.31731              23,417
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04166        $10.30033               3,517
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $10.01590             168,550
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $10.00591             271,067
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14673        $11.99863              62,136
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $10.02589             130,869
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08455        $10.69837              28,431
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01096        $10.29588               6,368
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04533        $10.00180              10,054
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99849        $10.94154              91,486
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01505        $10.60689              24,752
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03266        $10.74244              19,948
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99849        $10.56219              35,312
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97644        $ 9.84302              44,590
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91352        $10.63665              51,949
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07690        $10.54029             243,686
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99849        $ 9.93422              24,421
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12588        $10.88624             216,181

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96589        $10.46136              32,211
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03656        $10.74257              39,172
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06466        $10.33671              59,207
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05539        $11.31828              91,975
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02160        $10.86798             178,889
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99849        $10.04149              36,869
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $10.03587                 537
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04830        $10.63029              70,339
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02831        $10.33934              40,847
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94903        $ 9.43459              71,240
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00249        $11.72055             438,973
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88066        $12.04289             141,442
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02241        $ 1.24068             998,406
  1/1/2004 to 12/31/2004                                      $ 1.24068        $ 1.26938           2,453,968
  1/1/2005 to 12/31/2005                                      $ 1.26938        $ 1.29646           2,767,969


---------------


* Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP OR STEP-UP GMDB;
                            CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01721        $ 1.23477             532,897
  1/1/2004 to 12/31/2004                                      $ 1.23477        $ 1.32919           1,053,323
  1/1/2005 to 12/31/2005                                      $ 1.32919        $ 1.49509             947,140
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01830        $ 1.25211              94,856
  1/1/2004 to 12/31/2004                                      $ 1.25211        $ 1.35138             210,729
  1/1/2005 to 12/31/2005                                      $ 1.35138        $ 1.47916             861,287
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00585        $ 1.27928             474,299
  1/1/2004 to 12/31/2004                                      $ 1.27928        $ 1.37645             544,304
  1/1/2005 to 12/31/2005                                      $ 1.37645        $ 1.56857             372,149
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 0.99993        $ 0.99008             970,655
  1/1/2004 to 12/31/2004                                      $ 0.99008        $ 0.98200             777,560
  1/1/2005 to 12/31/2005                                      $ 0.98200        $ 0.99223           1,110,381
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02196        $ 1.21877             284,569
  1/1/2004 to 12/31/2004                                      $ 1.21877        $ 1.32170             962,267
  1/1/2005 to 12/31/2005                                      $ 1.32170        $ 1.35659           1,150,034
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02522        $ 1.21867             208,185
  1/1/2004 to 12/31/2004                                      $ 1.21867        $ 1.39160             442,809
  1/1/2005 to 12/31/2005                                      $ 1.39160        $ 1.59405             459,247
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01309        $ 1.27356           1,215,654
  1/1/2004 to 12/31/2004                                      $ 1.27356        $ 1.43488           1,780,248
  1/1/2005 to 12/31/2005                                      $ 1.43488        $ 1.55656           2,220,876
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01130        $ 1.21618             151,052
  1/1/2004 to 12/31/2004                                      $ 1.21618        $ 1.33573             278,235
  1/1/2005 to 4/29/2005                                       $ 1.33573        $ 1.23155                   0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01228        $ 1.19096             304,703
  1/1/2004 to 12/31/2004                                      $ 1.19096        $ 1.27217             482,069
  1/1/2005 to 12/31/2005                                      $ 1.27217        $ 1.30698             520,330
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00975        $ 1.18869           8,880,292
  1/1/2004 to 12/31/2004                                      $ 1.18869        $ 1.29657          20,230,983
  1/1/2005 to 12/31/2005                                      $ 1.29657        $ 1.36993          26,042,791
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00741        $ 1.13146           5,442,444
  1/1/2004 to 12/31/2004                                      $ 1.13146        $ 1.20965           8,008,262
  1/1/2005 to 12/31/2005                                      $ 1.20965        $ 1.25791           8,499,815
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00884        $ 1.24312           3,823,070
  1/1/2004 to 12/31/2004                                      $ 1.24312        $ 1.37343           6,978,275
  1/1/2005 to 12/31/2005                                      $ 1.37343        $ 1.47683           6,512,722
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01131        $ 1.23434           6,833,723
  1/1/2004 to 12/31/2004                                      $ 1.23434        $ 1.37008          14,874,011
  1/1/2005 to 12/31/2005                                      $ 1.37008        $ 1.46948          17,270,795

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02721        $ 1.20922             308,543
  1/1/2004 to 12/31/2004                                      $ 1.20922        $ 1.39807           1,068,911
  1/1/2005 to 12/31/2005                                      $ 1.39807        $ 1.46406           1,242,671
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01277        $ 1.22851             460,907
  1/1/2004 to 12/31/2004                                      $ 1.22851        $ 1.39687           1,237,381
  1/1/2005 to 12/31/2005                                      $ 1.39687        $ 1.56044           1,013,696
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02108        $ 1.20192             412,528
  1/1/2004 to 12/31/2004                                      $ 1.20192        $ 1.32630             531,381
  1/1/2005 to 4/29/2005                                       $ 1.32630        $ 1.23763                   0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00459        $ 1.33337             601,516
  1/1/2004 to 12/31/2004                                      $ 1.33337        $ 1.56511           1,243,862
  1/1/2005 to 12/31/2005                                      $ 1.56511        $ 1.61752           1,613,952
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00526        $ 1.19293           1,208,281
  1/1/2004 to 12/31/2004                                      $ 1.19293        $ 1.28056           2,688,088
  1/1/2005 to 12/31/2005                                      $ 1.28056        $ 1.30794           2,961,169
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00073        $ 1.04222           2,602,548
  1/1/2004 to 12/31/2004                                      $ 1.04222        $ 1.07746           4,516,667
  1/1/2005 to 12/31/2005                                      $ 1.07746        $ 1.08351           4,725,219
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01860        $ 1.36051             239,886
  1/1/2004 to 12/31/2004                                      $ 1.36051        $ 1.62154             364,777
  1/1/2005 to 12/31/2005                                      $ 1.62154        $ 1.87514             437,914
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01402        $ 1.29612             223,415
  1/1/2004 to 12/31/2004                                      $ 1.29612        $ 1.26084             463,420
  1/1/2005 to 12/31/2005                                      $ 1.26084        $ 1.26860             501,735
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01508        $ 1.28460             639,413
  1/1/2004 to 12/31/2004                                      $ 1.28460        $ 1.52212           1,131,112
  1/1/2005 to 12/31/2005                                      $ 1.52212        $ 1.56346           1,245,766
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01515        $ 1.18852              19,181
  1/1/2004 to 12/31/2004                                      $ 1.18852        $ 1.29034              60,519
  1/1/2005 to 12/31/2005                                      $ 1.29034        $ 1.45888             193,204
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  1/6/2003* to 12/31/2003                                     $ 1.01904        $ 1.17423             650,570
  1/1/2004 to 12/31/2004                                      $ 1.17423        $ 1.22313           1,172,869
  1/1/2005 to 12/31/2005                                      $ 1.22313        $ 1.39908           1,216,367
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.03404        $ 1.33452              48,598
  1/1/2004 to 12/31/2004                                      $ 1.33452        $ 1.31015             132,889
  1/1/2005 to 4/29/2005                                       $ 1.31015        $ 1.16857                   0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01148        $ 1.34511             486,216
  1/1/2004 to 12/31/2004                                      $ 1.34511        $ 1.53919           1,046,411
  1/1/2005 to 12/31/2005                                      $ 1.53919        $ 1.75899           1,018,723

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $ 9.99590                   0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09301        $11.69551                   0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07933        $10.29547                 947
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05444        $10.25023              13,519
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04972        $11.30859                   0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04951        $10.38458               9,948
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06621        $10.31731               5,324
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04166        $10.30033               1,166
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $10.01590              30,473
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $10.00591               1,751
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14673        $11.99863               3,620
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $10.02589                   0
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08455        $10.69837               3,316
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01096        $10.29588                 962
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04533        $10.00180                 811
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99849        $10.94154               3,743
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01505        $10.60689               2,720
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03266        $10.74244                 380
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99849        $10.56219              11,490
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97644        $ 9.84302                 780
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91352        $10.63665               8,604
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07690        $10.54029              23,068
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99849        $ 9.93422              16,405
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12588        $10.88624              20,183

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96589        $10.46136                 589
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03656        $10.74257               1,061
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06466        $10.33671               3,413
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05539        $11.31828               6,252
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02160        $10.86798              11,677
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99849        $10.04149               3,193
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99849        $10.03587                   0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04830        $10.63029               8,026
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02831        $10.33934              13,832
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94903        $ 9.43459               8,955
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00249        $11.72055               6,478
EVERGREEN GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.92191        $10.33946              30,021
  1/1/2004 to 12/31/2004                                      $10.33946        $11.00339              38,624
  1/1/2005 to 4/15/2005                                       $11.00339        $10.26875                   0
EVERGREEN VA BALANCED FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00928        $ 1.12127             485,711
  1/1/2004 to 12/31/2004                                      $ 1.12127        $ 1.17032             708,194
  1/1/2005 to 12/31/2005                                      $ 1.17032        $ 1.20981             415,274
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.91847        $10.39444               9,761
  1/1/2004 to 12/31/2004                                      $10.39444        $11.14557              59,360
  1/1/2005 to 12/31/2005                                      $11.14557        $11.93001              83,384
EVERGREEN VA GROWTH FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01228        $ 1.34494             270,183
  1/1/2004 to 12/31/2004                                      $ 1.34494        $ 1.50358             358,364
  1/1/2005 to 12/31/2005                                      $ 1.50358        $ 1.57259             214,061
EVERGREEN VA INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------
  12/5/2003* to 12/31/2003                                    $ 9.98983        $10.43946              11,898
  1/1/2004 to 12/31/2004                                      $10.43946        $12.21880              31,766
  1/1/2005 to 12/31/2005                                      $12.21880        $13.91662              44,251
EVERGREEN VA OMEGA FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.00971        $ 1.33072             718,960
  1/1/2004 to 12/31/2004                                      $ 1.33072        $ 1.40074             976,778
  1/1/2005 to 12/31/2005                                      $ 1.40074        $ 1.42829             814,442
EVERGREEN VA SPECIAL VALUES FUND
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.01274        $ 1.24731             535,501
  1/1/2004 to 12/31/2004                                      $ 1.24731        $ 1.47420             939,934
  1/1/2005 to 12/31/2005                                      $ 1.47420        $ 1.60323             876,438

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT WITH CREDIT (1.85)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88066        $12.04289               3,862
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  1/6/2003* to 12/31/2003                                     $ 1.02241        $ 1.24068             223,309
  1/1/2004 to 12/31/2004                                      $ 1.24068        $ 1.26938             498,286
  1/1/2005 to 12/31/2005                                      $ 1.26938        $ 1.29646             307,986


---------------


* Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:HIGHEST DAILY VALUE CONTRACT WITHOUT CREDIT (1.90)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06185        $11.79695                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04823        $11.08380                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98640        $11.32144                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00032        $10.09556                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05637        $10.36598                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03773        $11.24237                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03212        $10.96759                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06907        $ 9.48691                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02541        $10.22220                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01737        $10.65865             44,166
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00742        $10.48736              7,150
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02533        $10.61303                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02925        $10.82561             92,927
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07604        $10.46793                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91243        $10.65157                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05626        $ 9.60725                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02853        $10.67909                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98919        $10.12328                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $10.15441                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03605        $11.73107                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03066        $10.49986                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05755        $10.49332                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07387        $11.97424                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03040        $12.11549                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):HIGHEST DAILY VALUE CONTRACT WITHOUT CREDIT
                                     (1.90)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04340        $ 9.59368                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92661        $11.28228                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $ 9.99554                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09297        $11.69133                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07929        $10.29137                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05440        $10.24623                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04968        $11.30450                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04947        $10.38054                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06617        $10.31315                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04162        $10.29617                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $10.01550              5,451
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $10.00552              2,726
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14669        $11.99398                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $10.02548              2,726
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08451        $10.69422                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01092        $10.29177                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04529        $ 9.99789                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $10.93708                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01501        $10.60266                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03262        $10.73810                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $10.55813                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97640        $ 9.83917                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91348        $10.63239                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07686        $10.53628                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):HIGHEST DAILY VALUE CONTRACT WITHOUT CREDIT
                                     (1.90)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $ 9.93026                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12584        $10.88186                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96585        $10.45720                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03652        $10.73838                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06462        $10.33267                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05535        $11.31373                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02156        $10.86366                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $10.03722                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $10.03548                  0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04826        $10.62596                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02827        $10.33522                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94899        $ 9.43088                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00245        $11.71590                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88062        $12.03802                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04439        $10.37559                  0


---------------


* Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  HIGHEST DAILY VALUE CONTRACT WITHOUT CREDIT (1.90)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06185        $11.79695                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04823        $11.08380                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98640        $11.32144                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00032        $10.09556                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05637        $10.36598                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03773        $11.24237                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03212        $10.96759                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06907        $ 9.48691                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02541        $10.22220                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01737        $10.65865             44,166
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00742        $10.48736              7,150
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02533        $10.61303                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02925        $10.82561             92,927
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07604        $10.46793                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91243        $10.65157                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05626        $ 9.60725                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02853        $10.67909                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98919        $10.12328                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $10.15441                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03605        $11.73107                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03066        $10.49986                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05755        $10.49332                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07387        $11.97424                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03040        $12.11549                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  HIGHEST DAILY VALUE CONTRACT WITHOUT
                                       CREDIT (1.90)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04340        $ 9.59368                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92661        $11.28228                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $ 9.99554                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09297        $11.69133                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07929        $10.29137                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05440        $10.24623                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04968        $11.30450                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04947        $10.38054                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06617        $10.31315                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04162        $10.29617                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $10.01550              5,451
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $10.00552              2,726
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14669        $11.99398                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $10.02548              2,726
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08451        $10.69422                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01092        $10.29177                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04529        $ 9.99789                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $10.93708                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01501        $10.60266                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03262        $10.73810                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $10.55813                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97640        $ 9.83917                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91348        $10.63239                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07686        $10.53628                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  HIGHEST DAILY VALUE CONTRACT WITHOUT
                                       CREDIT (1.90)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $ 9.93026                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12584        $10.88186                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96585        $10.45720                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03652        $10.73838                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06462        $10.33267                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05535        $11.31373                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02156        $10.86366                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99845        $10.03722                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99845        $10.03548                  0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04826        $10.62596                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02827        $10.33522                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94899        $ 9.43088                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00245        $11.71590                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88062        $12.03802                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04439        $10.37559                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:BASE DEATH BENEFIT, LIFETIME FIVE,
                            CONTRACT WITHOUT CREDIT (2.0)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06177        $11.78772                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04815        $11.07519                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98632        $11.31248                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00024        $10.08772                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05629        $10.35788                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03765        $11.23352                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03204        $10.95894                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06899        $ 9.48565                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02533        $10.21401                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01729        $10.65024          2,725,042
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00734        $10.47908          1,258,175
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02525        $10.60473                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02917        $10.81701          3,328,235
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07596        $10.45971                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91235        $10.64312                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05618        $ 9.60596                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02845        $10.67070                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98911        $10.11520                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.14640                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03597        $11.72183                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03058        $10.49152                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05747        $10.48505                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07379        $11.96474                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03032        $12.10593                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):BASE DEATH BENEFIT, LIFETIME FIVE,
                                        CONTRACT WITHOUT CREDIT (2.0)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04332        $ 9.59243                  0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92653        $11.27341                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $ 9.99478                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09289        $11.68298                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07921        $10.28329                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05432        $10.23808                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04960        $11.29641                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04939        $10.37238                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06609        $10.30508                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04154        $10.28803                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.01475            145,483
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.00476             81,150
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14661        $11.98449                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.02475             55,714
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08443        $10.68583                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01084        $10.28365                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04521        $ 9.98999                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.92849                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01493        $10.59416                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03254        $10.72971                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.54976                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97632        $ 9.83138                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91340        $10.62393                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07678        $10.52787                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):BASE DEATH BENEFIT, LIFETIME FIVE,
                                        CONTRACT WITHOUT CREDIT (2.0)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $ 9.92247                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12576        $10.87333                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96577        $10.44900                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03644        $10.72987                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06454        $10.32446                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05527        $11.30484                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02148        $10.85515                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.02962                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.03474             15,227
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04818        $10.61759                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02819        $10.32700                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94891        $ 9.42345                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00237        $11.70665                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88054        $12.02867                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04431        $10.36746                  0


---------------


* Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT WITHOUT
                           CREDIT (2.00)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06177        $11.78772                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04815        $11.07519                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98632        $11.31248                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00024        $10.08772                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05629        $10.35788                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03765        $11.23352                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03204        $10.95894                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06899        $ 9.48565                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02533        $10.21401                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01729        $10.65024          2,725,042
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00734        $10.47908          1,258,175
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02525        $10.60473                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02917        $10.81701          3,328,235
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07596        $10.45971                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91235        $10.64312                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05618        $ 9.60596                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02845        $10.67070                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98911        $10.11520                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.14640                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03597        $11.72183                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03058        $10.49152                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05747        $10.48505                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07379        $11.96474                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03032        $12.10593                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  BASE DEATH BENEFIT, LIFETIME FIVE,
                                       CONTRACT WITHOUT CREDIT (2.00)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04332        $ 9.59243                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92653        $11.27341                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $ 9.99478                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09289        $11.68298                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07921        $10.28329                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05432        $10.23808                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04960        $11.29641                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04939        $10.37238                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06609        $10.30508                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04154        $10.28803                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.01475            145,483
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.00476             81,150
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14661        $11.98449                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.02475             55,714
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08443        $10.68583                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01084        $10.28365                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04521        $ 9.98999                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.92849                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01493        $10.59416                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03254        $10.72971                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.54976                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97632        $ 9.83138                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91340        $10.62393                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07678        $10.52787                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  BASE DEATH BENEFIT, LIFETIME FIVE,
                                       CONTRACT WITHOUT CREDIT (2.00)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $ 9.92247                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12576        $10.87333                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96577        $10.44900                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03644        $10.72987                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06454        $10.32446                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05527        $11.30484                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02148        $10.85515                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.02962                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.03474             15,227
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04818        $10.61759                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02819        $10.32700                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94891        $ 9.42345                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00237        $11.70665                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88054        $12.02867                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04431        $10.36746                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:BASE DEATH BENEFIT, LIFETIME FIVE,
                            CONTRACT WITH CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06169        $11.77848                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04807        $11.06630                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98624        $11.30360                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00016        $10.07977                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05621        $10.34960                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03757        $11.22469                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03196        $10.95023                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06891        $ 9.48442                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02525        $10.20591                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01721        $10.64178          7,858,501
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00726        $10.47083          2,895,492
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02517        $10.59636                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02909        $10.80856          7,285,709
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07588        $10.45142                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91227        $10.63478                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05610        $ 9.60473                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02837        $10.66235                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98903        $10.10720                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.13831                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03589        $11.71262                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03050        $10.48333                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05739        $10.47679                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07371        $11.95534                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03024        $12.09646                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):BASE DEATH BENEFIT, LIFETIME FIVE,
                                        CONTRACT WITH CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04324        $ 9.59118                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92645        $11.26453                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $ 9.99403                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09281        $11.67471                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07913        $10.27514                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05424        $10.23004                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04952        $11.28823                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04931        $10.36410                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06601        $10.29700                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04146        $10.27989                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.01400            424,644
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.00402            443,861
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14653        $11.97504                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.02399            204,221
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08435        $10.67741                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01076        $10.27555                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04513        $ 9.98209                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.92003                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01485        $10.58587                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03245        $10.72123                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.54142                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97624        $ 9.82358                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91332        $10.61555                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07670        $10.51960                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):BASE DEATH BENEFIT, LIFETIME FIVE,
                                        CONTRACT WITH CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $ 9.91460                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12568        $10.86478                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96569        $10.44078                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03636        $10.72141                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06446        $10.31638                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05519        $11.29605                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02140        $10.84658                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.02151                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.03401             10,898
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04810        $10.60928                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02811        $10.31884                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94883        $ 9.41604                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00229        $11.69746                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88046        $12.01913                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04423        $10.35921                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  HIGHEST DAILY VALUE CONTRACT WITH CREDIT (2.00)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF        OUTSTANDING AT END
                                                               PERIOD           PERIOD            OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06177        $11.78772                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04815        $11.07519                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98632        $11.31248                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00024        $10.08772                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05629        $10.35788                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03765        $11.23352                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03204        $10.95894                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06899        $ 9.48565                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02533        $10.21401                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01729        $10.65024          2,725,042
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00734        $10.47908          1,258,175
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02525        $10.60473                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02917        $10.81701          3,328,235
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07596        $10.45971                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91235        $10.64312                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05618        $ 9.60596                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02845        $10.67070                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98911        $10.11520                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.14640                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03597        $11.72183                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03058        $10.49152                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05747        $10.48505                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07379        $11.96474                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03032        $12.10593                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  HIGHEST DAILY VALUE CONTRACT WITH CREDIT
                                       (2.00)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF        OUTSTANDING AT END
                                                               PERIOD           PERIOD            OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04332        $ 9.59243                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92653        $11.27341                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $ 9.99478                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09289        $11.68298                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07921        $10.28329                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05432        $10.23808                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04960        $11.29641                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04939        $10.37238                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06609        $10.30508                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04154        $10.28803                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.01475            145,483
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.00476             81,150
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14661        $11.98449                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.02475             55,714
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08443        $10.68583                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01084        $10.28365                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04521        $ 9.98999                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.92849                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01493        $10.59416                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03254        $10.72971                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.54976                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97632        $ 9.83138                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91340        $10.62393                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07678        $10.52787                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  HIGHEST DAILY VALUE CONTRACT WITH CREDIT
                                       (2.00)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF        OUTSTANDING AT END
                                                               PERIOD           PERIOD            OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $ 9.92247                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12576        $10.87333                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96577        $10.44900                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03644        $10.72987                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06454        $10.32446                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05527        $11.30484                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02148        $10.85515                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99837        $10.02962                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99837        $10.03474             15,227
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04818        $10.61759                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02819        $10.32700                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94891        $ 9.42345                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00237        $11.70665                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88054        $12.02867                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04431        $10.36746                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:BASE DEATH BENEFIT, LIFETIME FIVE,
                            CONTRACT WITH CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06169        $11.77848                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04807        $11.06630                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98624        $11.30360                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00016        $10.07977                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05621        $10.34960                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03757        $11.22469                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03196        $10.95023                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06891        $ 9.48442                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02525        $10.20591                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01721        $10.64178          7,858,501
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00726        $10.47083          2,895,492
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02517        $10.59636                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02909        $10.80856          7,285,709
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07588        $10.45142                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91227        $10.63478                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05610        $ 9.60473                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02837        $10.66235                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98903        $10.10720                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.13831                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03589        $11.71262                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03050        $10.48333                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05739        $10.47679                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07371        $11.95534                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03024        $12.09646                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):BASE DEATH BENEFIT, LIFETIME FIVE,
                                        CONTRACT WITH CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04324        $ 9.59118                  0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92645        $11.26453                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $ 9.99403                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09281        $11.67471                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07913        $10.27514                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05424        $10.23004                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04952        $11.28823                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04931        $10.36410                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06601        $10.29700                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04146        $10.27989                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.01400            424,644
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.00402            443,861
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14653        $11.97504                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.02399            204,221
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08435        $10.67741                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01076        $10.27555                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04513        $ 9.98209                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.92003                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01485        $10.58587                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03245        $10.72123                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.54142                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97624        $ 9.82358                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91332        $10.61555                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07670        $10.51960                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):BASE DEATH BENEFIT, LIFETIME FIVE,
                                        CONTRACT WITH CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $ 9.91460                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12568        $10.86478                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96569        $10.44078                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03636        $10.72141                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06446        $10.31638                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05519        $11.29605                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02140        $10.84658                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.02151                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.03401             10,898
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04810        $10.60928                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02811        $10.31884                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94883        $ 9.41604                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00229        $11.69746                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88046        $12.01913                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04423        $10.35921                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT WITH
                           CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06169        $11.77848                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04807        $11.06630                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98624        $11.30360                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00016        $10.07977                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05621        $10.34960                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03757        $11.22469                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03196        $10.95023                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06891        $ 9.48442                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02525        $10.20591                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01721        $10.64178          7,858,501
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00726        $10.47083          2,895,492
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02517        $10.59636                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02909        $10.80856          7,285,709
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07588        $10.45142                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91227        $10.63478                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05610        $ 9.60473                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02837        $10.66235                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98903        $10.10720                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.13831                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03589        $11.71262                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03050        $10.48333                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05739        $10.47679                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07371        $11.95534                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03024        $12.09646                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  BASE DEATH BENEFIT, LIFETIME FIVE,
                                       CONTRACT WITH CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04324        $ 9.59118                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92645        $11.26453                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $ 9.99403                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09281        $11.67471                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07913        $10.27514                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05424        $10.23004                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04952        $11.28823                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04931        $10.36410                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06601        $10.29700                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04146        $10.27989                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.01400            424,644
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.00402            443,861
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14653        $11.97504                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.02399            204,221
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08435        $10.67741                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01076        $10.27555                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04513        $ 9.98209                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.92003                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01485        $10.58587                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03245        $10.72123                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.54142                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97624        $ 9.82358                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91332        $10.61555                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07670        $10.51960                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  BASE DEATH BENEFIT, LIFETIME FIVE,
                                       CONTRACT WITH CREDIT (2.10)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $ 9.91460                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12568        $10.86478                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96569        $10.44078                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03636        $10.72141                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06446        $10.31638                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05519        $11.29605                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02140        $10.84658                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99829        $10.02151                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99829        $10.03401             10,898
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04810        $10.60928                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02811        $10.31884                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94883        $ 9.41604                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00229        $11.69746                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88046        $12.01913                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04423        $10.35921                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP, LIFETIME FIVE,
                            CONTRACT WITHOUT CREDIT (2.25)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06157        $11.76453                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04794        $11.05333                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98612        $11.29015                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00004        $10.06787                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05609        $10.33742                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03744        $11.21151                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03184        $10.93736                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06879        $ 9.48254                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02513        $10.19391                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01709        $10.62927          3,048,659
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00714        $10.45845          1,271,391
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02505        $10.58382                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02897        $10.79578          2,406,510
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07576        $10.43901                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91215        $10.62225                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05597        $ 9.60285                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02825        $10.64972                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98891        $10.09534                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $10.12642                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03577        $11.69877                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03038        $10.47093                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05726        $10.46444                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07359        $11.94115                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03012        $12.08212                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE,
                                        CONTRACT WITHOUT CREDIT (2.25)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04311        $ 9.58927                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92633        $11.25119                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $ 9.99292                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09269        $11.66217                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07901        $10.26299                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05412        $10.21788                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04940        $11.27627                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04919        $10.35190                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06589        $10.28487                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04134        $10.26773                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $10.01287            198,800
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $10.00290            170,069
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14641        $11.96094                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $10.02288             98,314
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08423        $10.66473                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01064        $10.26343                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04501        $ 9.97024                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $10.90713                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01473        $10.57333                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03233        $10.70854                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $10.52897                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97612        $ 9.81200                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91320        $10.60308                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07658        $10.50718                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE,
                                        CONTRACT WITHOUT CREDIT (2.25)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $ 9.90289                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12556        $10.85196                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96557        $10.42837                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03624        $10.70871                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06434        $10.30414                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05507        $11.28269                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02128        $10.83380                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $10.00975                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $10.03287              2,473
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04798        $10.59676                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02799        $10.30670                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94871        $ 9.40496                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00217        $11.68361                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88034        $12.00502                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04411        $10.34696                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  ROLL UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITHOUT
                           CREDIT (2.25)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06157        $11.76453                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04794        $11.05333                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98612        $11.29015                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00004        $10.06787                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05609        $10.33742                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03744        $11.21151                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03184        $10.93736                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06879        $ 9.48254                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02513        $10.19391                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01709        $10.62927          3,048,659
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00714        $10.45845          1,271,391
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02505        $10.58382                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02897        $10.79578          2,406,510
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07576        $10.43901                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91215        $10.62225                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05597        $ 9.60285                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02825        $10.64972                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98891        $10.09534                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $10.12642                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03577        $11.69877                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03038        $10.47093                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05726        $10.46444                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07359        $11.94115                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03012        $12.08212                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  ROLL UP OR STEP-UP, LIFETIME FIVE,
                                       CONTRACT WITHOUT CREDIT (2.25)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04311        $ 9.58927                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92633        $11.25119                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $ 9.99292                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09269        $11.66217                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07901        $10.26299                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05412        $10.21788                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04940        $11.27627                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04919        $10.35190                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06589        $10.28487                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04134        $10.26773                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $10.01287            198,800
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $10.00290            170,069
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14641        $11.96094                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $10.02288             98,314
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08423        $10.66473                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01064        $10.26343                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04501        $ 9.97024                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $10.90713                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01473        $10.57333                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03233        $10.70854                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $10.52897                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97612        $ 9.81200                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91320        $10.60308                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07658        $10.50718                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  ROLL UP OR STEP-UP, LIFETIME FIVE,
                                       CONTRACT WITHOUT CREDIT (2.25)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $ 9.90289                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12556        $10.85196                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96557        $10.42837                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03624        $10.70871                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06434        $10.30414                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05507        $11.28269                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02128        $10.83380                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99817        $10.00975                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99817        $10.03287              2,473
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04798        $10.59676                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02799        $10.30670                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94871        $ 9.40496                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00217        $11.68361                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88034        $12.00502                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04411        $10.34696                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP, LIFETIME FIVE,
                            CONTRACT WITH CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06149        $11.75530                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04786        $11.04459                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98604        $11.28141                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99996        $10.05988                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05601        $10.32927                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03736        $11.20262                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03176        $10.92881                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06871        $ 9.48129                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02504        $10.18592                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01701        $10.62086          4,403,579
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00706        $10.45020          1,597,518
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02497        $10.57546                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02889        $10.78726          3,952,391
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07568        $10.43081                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91207        $10.61389                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05589        $ 9.60153                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02817        $10.64137                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98883        $10.08741                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.11842                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03568        $11.68962                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03030        $10.46275                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05718        $10.45619                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07351        $11.93182                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03004        $12.07261                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE,
                                        CONTRACT WITH CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04303        $ 9.58801                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92625        $11.24237                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $ 9.99215                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09261        $11.65393                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07893        $10.25500                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05404        $10.20982                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04932        $11.26832                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04911        $10.34380                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06581        $10.27670                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04126        $10.25966                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.01214            236,705
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.00213            123,178
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14633        $11.95154                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.02210             62,690
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08415        $10.65644                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01056        $10.25531                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04493        $ 9.96249                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.89847                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01465        $10.56503                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03225        $10.70014                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.52063                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97604        $ 9.80433                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91312        $10.59475                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07650        $10.49882                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE,
                                        CONTRACT WITH CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $ 9.89514                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12548        $10.84339                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96549        $10.42012                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03616        $10.70037                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06426        $10.29604                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05499        $11.27378                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02120        $10.82531                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.00170                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.03209             45,071
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04790        $10.58843                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02791        $10.29859                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94863        $ 9.39752                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00209        $11.67449                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88026        $11.99550                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04403        $10.33887                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  ROLL UP OR STEP-UP, LIFETIME FIVE, CONTRACT WITH
                           CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06149        $11.75530                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04786        $11.04459                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98604        $11.28141                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99996        $10.05988                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05601        $10.32927                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03736        $11.20262                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03176        $10.92881                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06871        $ 9.48129                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02504        $10.18592                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01701        $10.62086          4,403,579
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00706        $10.45020          1,597,518
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02497        $10.57546                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02889        $10.78726          3,952,391
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07568        $10.43081                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91207        $10.61389                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05589        $ 9.60153                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02817        $10.64137                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98883        $10.08741                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.11842                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03568        $11.68962                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03030        $10.46275                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05718        $10.45619                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07351        $11.93182                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03004        $12.07261                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  ROLL UP OR STEP-UP, LIFETIME FIVE,
                                       CONTRACT WITH CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04303        $ 9.58801                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92625        $11.24237                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $ 9.99215                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09261        $11.65393                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07893        $10.25500                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05404        $10.20982                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04932        $11.26832                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04911        $10.34380                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06581        $10.27670                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04126        $10.25966                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.01214            236,705
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.00213            123,178
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14633        $11.95154                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.02210             62,690
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08415        $10.65644                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01056        $10.25531                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04493        $ 9.96249                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.89847                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01465        $10.56503                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03225        $10.70014                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.52063                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97604        $ 9.80433                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91312        $10.59475                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07650        $10.49882                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  ROLL UP OR STEP-UP, LIFETIME FIVE,
                                       CONTRACT WITH CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $ 9.89514                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12548        $10.84339                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96549        $10.42012                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03616        $10.70037                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06426        $10.29604                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05499        $11.27378                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02120        $10.82531                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.00170                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.03209             45,071
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04790        $10.58843                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02791        $10.29859                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94863        $ 9.39752                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00209        $11.67449                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88026        $11.99550                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04403        $10.33887                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT
                         WITHOUT CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06149        $11.75530                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04786        $11.04459                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98604        $11.28141                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99996        $10.05988                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05601        $10.32927                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03736        $11.20262                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03176        $10.92881                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06871        $ 9.48129                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02504        $10.18592                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01701        $10.62086          4,403,579
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00706        $10.45020          1,597,518
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02497        $10.57546                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02889        $10.78726          3,952,391
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07568        $10.43081                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91207        $10.61389                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05589        $ 9.60153                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02817        $10.64137                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98883        $10.08741                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.11842                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03568        $11.68962                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03030        $10.46275                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05718        $10.45619                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07351        $11.93182                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03004        $12.07261                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP, LIFETIME
                                     FIVE, CONTRACT WITHOUT CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04303        $ 9.58801                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92625        $11.24237                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $ 9.99215                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09261        $11.65393                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07893        $10.25500                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05404        $10.20982                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04932        $11.26832                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04911        $10.34380                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06581        $10.27670                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04126        $10.25966                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.01214            236,705
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.00213            123,178
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14633        $11.95154                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.02210             62,690
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08415        $10.65644                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01056        $10.25531                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04493        $ 9.96249                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.89847                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01465        $10.56503                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03225        $10.70014                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.52063                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97604        $ 9.80433                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91312        $10.59475                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07650        $10.49882                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP, LIFETIME
                                     FIVE, CONTRACT WITHOUT CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $ 9.89514                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12548        $10.84339                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96549        $10.42012                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03616        $10.70037                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06426        $10.29604                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05499        $11.27378                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02120        $10.82531                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.00170                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.03209             45,071
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04790        $10.58843                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02791        $10.29859                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94863        $ 9.39752                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00209        $11.67449                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88026        $11.99550                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04403        $10.33887                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                           CONTRACT WITHOUT CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06149        $11.75530                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04786        $11.04459                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98604        $11.28141                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99996        $10.05988                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05601        $10.32927                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03736        $11.20262                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03176        $10.92881                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06871        $ 9.48129                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02504        $10.18592                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01701        $10.62086          4,403,579
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00706        $10.45020          1,597,518
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02497        $10.57546                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02889        $10.78726          3,952,391
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07568        $10.43081                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91207        $10.61389                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05589        $ 9.60153                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02817        $10.64137                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98883        $10.08741                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.11842                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03568        $11.68962                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03030        $10.46275                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05718        $10.45619                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07351        $11.93182                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.03004        $12.07261                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  GREATER OF ROLL-UP OR STEP UP, LIFETIME
                                       FIVE, CONTRACT WITHOUT CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04303        $ 9.58801                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92625        $11.24237                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $ 9.99215                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09261        $11.65393                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07893        $10.25500                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05404        $10.20982                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04932        $11.26832                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04911        $10.34380                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06581        $10.27670                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04126        $10.25966                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.01214            236,705
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.00213            123,178
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14633        $11.95154                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.02210             62,690
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08415        $10.65644                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01056        $10.25531                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04493        $ 9.96249                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.89847                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01465        $10.56503                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03225        $10.70014                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.52063                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97604        $ 9.80433                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91312        $10.59475                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07650        $10.49882                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  GREATER OF ROLL-UP OR STEP UP, LIFETIME
                                       FIVE, CONTRACT WITHOUT CREDIT (2.35)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $ 9.89514                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12548        $10.84339                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96549        $10.42012                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03616        $10.70037                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06426        $10.29604                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05499        $11.27378                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02120        $10.82531                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99809        $10.00170                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99809        $10.03209             45,071
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04790        $10.58843                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02791        $10.29859                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94863        $ 9.39752                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00209        $11.67449                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88026        $11.99550                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04403        $10.33887                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:  GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                           CONTRACT WITH CREDIT (2.45)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06141        $11.74610                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04778        $11.03593                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98595        $11.27247                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99988        $10.05190                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05593        $10.32110                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03728        $11.19383                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03168        $10.92021                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06863        $ 9.48006                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02496        $10.17786                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01693        $10.61248          6,136,213
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00698        $10.44207          2,118,078
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02489        $10.56711                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02881        $10.77878          8,940,803
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07560        $10.42259                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91199        $10.60549                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05581        $ 9.60031                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02809        $10.63301                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98875        $10.07937                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $10.11047                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03560        $11.68032                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03022        $10.45441                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05710        $10.44788                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07343        $11.92236                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.02996        $12.06319                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):  GREATER OF ROLL-UP OR STEP-UP, LIFETIME
                                       FIVE, CONTRACT WITH CREDIT (2.45)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04295        $ 9.58675                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92617        $11.23348                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $ 9.99141                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09253        $11.64566                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07885        $10.24690                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05396        $10.20187                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04924        $11.26030                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04903        $10.33560                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06573        $10.26859                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04118        $10.25159                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $10.01138            333,287
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $10.00140            743,982
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14625        $11.94213                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $10.02138             81,467
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08407        $10.64802                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01048        $10.24725                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04485        $ 9.95468                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $10.88987                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01457        $10.55669                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03217        $10.69171                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $10.51232                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97596        $ 9.79641                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91304        $10.58646                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07642        $10.49062                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):  GREATER OF ROLL-UP OR STEP-UP, LIFETIME
                                       FIVE, CONTRACT WITH CREDIT (2.45)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $ 9.88733                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12540        $10.83491                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96541        $10.41200                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03608        $10.69190                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06418        $10.28791                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05491        $11.26491                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02112        $10.81669                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $ 9.99405                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $10.03135             15,148
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04782        $10.58010                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02783        $10.29052                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94855        $ 9.39009                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00201        $11.66527                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88018        $11.98612                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04395        $10.33076                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:  GREATER OF ROLL-UP OR STEP UP, LIFETIME FIVE,
                           CONTRACT WITH CREDIT (2.45)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06141        $11.74610                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04778        $11.03593                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98595        $11.27247                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99988        $10.05190                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05593        $10.32110                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03728        $11.19383                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03168        $10.92021                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06863        $ 9.48006                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02496        $10.17786                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01693        $10.61248          6,136,213
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00698        $10.44207          2,118,078
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02489        $10.56711                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02881        $10.77878          8,940,803
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07560        $10.42259                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91199        $10.60549                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05581        $ 9.60031                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02809        $10.63301                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98875        $10.07937                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $10.11047                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03560        $11.68032                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03022        $10.45441                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05710        $10.44788                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07343        $11.92236                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.02996        $12.06319                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  GREATER OF ROLL-UP OR STEP UP, LIFETIME
                                       FIVE, CONTRACT WITH CREDIT (2.45)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04295        $ 9.58675                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92617        $11.23348                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $ 9.99141                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09253        $11.64566                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07885        $10.24690                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05396        $10.20187                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04924        $11.26030                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04903        $10.33560                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06573        $10.26859                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04118        $10.25159                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $10.01138            333,287
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $10.00140            743,982
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14625        $11.94213                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $10.02138             81,467
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08407        $10.64802                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01048        $10.24725                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04485        $ 9.95468                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $10.88987                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01457        $10.55669                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03217        $10.69171                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $10.51232                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97596        $ 9.79641                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91304        $10.58646                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07642        $10.49062                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):  GREATER OF ROLL-UP OR STEP UP, LIFETIME
                                       FIVE, CONTRACT WITH CREDIT (2.45)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $ 9.88733                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12540        $10.83491                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96541        $10.41200                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03608        $10.69190                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06418        $10.28791                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05491        $11.26491                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02112        $10.81669                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99801        $ 9.99405                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99801        $10.03135             15,148
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04782        $10.58010                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02783        $10.29052                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94855        $ 9.39009                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00201        $11.66527                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88018        $11.98612                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04395        $10.33076                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES:HIGHEST DAILY VALUE, LIFETIME FIVE,
                            CONTRACT WITHOUT CREDIT (2.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06137        $11.74143                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04774        $11.03163                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98591        $11.26803                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99984        $10.04804                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05589        $10.31707                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03724        $11.18934                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03164        $10.91582                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06859        $ 9.47941                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02492        $10.17395                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01689        $10.60829            878,866
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00694        $10.43797            237,217
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02485        $10.56303                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02877        $10.77456            833,704
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07556        $10.41847                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91195        $10.60131                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05577        $ 9.59968                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02805        $10.62885                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98871        $10.07558                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $10.10646                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03556        $11.67587                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03018        $10.45046                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05706        $10.44387                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07339        $11.91778                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.02992        $12.05838                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):HIGHEST DAILY VALUE, LIFETIME FIVE,
                                        CONTRACT WITHOUT CREDIT (2.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04291        $ 9.58612                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92613        $11.22903                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $ 9.99101                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09249        $11.64150                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07881        $10.24287                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05392        $10.19783                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04920        $11.25622                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04899        $10.33161                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06569        $10.26459                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04114        $10.24762                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $10.01101             39,473
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $10.00101             48,203
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14621        $11.93748                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $10.02099             11,152
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08403        $10.64384                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01044        $10.24325                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04481        $ 9.95075                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $10.88570                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01453        $10.55252                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03213        $10.68752                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $10.50824                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97592        $ 9.79270                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91300        $10.58231                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07638        $10.48652                  0

                        STRATEGIC PARTNERS ANNUITY ONE 3

ACCUMULATION UNIT VALUES (CONTINUED):HIGHEST DAILY VALUE, LIFETIME FIVE,
                                        CONTRACT WITHOUT CREDIT (2.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $ 9.88341                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12536        $10.83063                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96537        $10.40791                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03604        $10.68772                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06414        $10.28391                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05487        $11.26045                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02108        $10.81251                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $ 9.98992                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $10.03099              2,989
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04778        $10.57594                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02779        $10.28645                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94851        $ 9.38638                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00197        $11.66072                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88014        $11.98138                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04391        $10.32669                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES:   HIGHEST DAILY VALUE, LIFETIME FIVE, CONTRACT WITHOUT
                            CREDIT (2.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06137        $11.74143                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04774        $11.03163                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98591        $11.26803                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99984        $10.04804                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05589        $10.31707                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03724        $11.18934                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03164        $10.91582                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06859        $ 9.47941                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02492        $10.17395                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01689        $10.60829            878,866
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00694        $10.43797            237,217
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02485        $10.56303                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02877        $10.77456            833,704
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07556        $10.41847                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91195        $10.60131                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05577        $ 9.59968                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02805        $10.62885                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98871        $10.07558                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $10.10646                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03556        $11.67587                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03018        $10.45046                  0
SP SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.05706        $10.44387                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07339        $11.91778                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.02992        $12.05838                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):   HIGHEST DAILY VALUE, LIFETIME FIVE,
                                        CONTRACT WITHOUT CREDIT (2.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04291        $ 9.58612                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92613        $11.22903                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $ 9.99101                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09249        $11.64150                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07881        $10.24287                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05392        $10.19783                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04920        $11.25622                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04899        $10.33161                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06569        $10.26459                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04114        $10.24762                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $10.01101             39,473
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $10.00101             48,203
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14621        $11.93748                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $10.02099             11,152
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08403        $10.64384                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01044        $10.24325                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04481        $ 9.95075                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $10.88570                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01453        $10.55252                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03213        $10.68752                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $10.50824                  0
AST HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
  3/14/2005* to 12/31/2005                                    $ 9.97592        $ 9.79270                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91300        $10.58231                  0
AST LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.07638        $10.48652                  0

                           STRATEGIC PARTNERS PLUS 3

ACCUMULATION UNIT VALUES (CONTINUED):   HIGHEST DAILY VALUE, LIFETIME FIVE,
                                        CONTRACT WITHOUT CREDIT (2.50)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $ 9.88341                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12536        $10.83063                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96537        $10.40791                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03604        $10.68772                  0
AST MID CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
  3/14/2005* to 12/31/2005                                    $10.06414        $10.28391                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05487        $11.26045                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02108        $10.81251                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99797        $ 9.98992                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99797        $10.03099              2,989
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04778        $10.57594                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02779        $10.28645                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94851        $ 9.38638                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00197        $11.66072                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88014        $11.98138                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04391        $10.32669                  0


---------------


 * Date that the fund and/or benefit first became available within this annuity.

                               FEDERAL TAX STATUS

OTHER TAX RULES.

     1.  DIVERSIFICATION

     The Internal Revenue Code provides that the underlying investments for the variable investment options must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

     3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the Contract will not be taxed as an annuity and increases in the value of the Contract over its cost basis will be subject to tax annually.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the Contract. Generally, withdrawals are treated as a recovery of your investment in the Contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

     5.  GENERATION-SKIPPING TRANSFERS.

     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                           STATE SPECIFIC VARIATIONS

     Some of the states in which the Strategic Partners Annuity One 3 and Strategic Partners Plus 3 variable annuity contract is currently sold (or is expected to be sold) require us to modify the contract to adhere to certain restrictions or limitations imposed by those states. Please consult your contract for additional details.

                              FINANCIAL STATEMENTS

     The following financial statements describe the financial condition of Pruco Life as well as the Pruco Life Flexible Premium Variable Annuity Account. The Pruco Life Flexible Premium Variable Annuity Account includes subaccounts that support the Strategic Partners Annuity One 3 and Strategic Partners Plus 3 contract, as well as subaccounts supporting other variable annuities issued by Pruco Life.

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                         SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                           PRUDENTIAL     PRUDENTIAL                     PRUDENTIAL     PRUDENTIAL
                                                             MONEY        DIVERSIFIED     PRUDENTIAL      FLEXIBLE     CONSERVATIVE
                                                             MARKET          BOND           EQUITY         MANAGED       BALANCED
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                          ------------   ------------    ------------    -----------   ------------
ASSETS
 Investment in the portfolios, at value...............    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ------------   ------------    ------------    -----------    -----------
 Net Assets...........................................    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ============   ============    ============    ===========    ===========

NET ASSETS, representing:
 Accumulation units...................................    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ------------   ------------    ------------    -----------    -----------
                                                          $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ============   ============    ============    ===========    ===========

 Units outstanding....................................     183,245,546    241,749,366     249,849,581     17,772,934     28,152,882
                                                          ============   ============    ============    ===========    ===========

 Portfolio shares held................................      20,987,874     35,041,798      17,791,916      1,734,899      2,999,858
 Portfolio net asset value per share..................    $      10.00   $      10.96    $      24.64    $     16.92    $     15.09
 Investment in portfolio shares, at cost..............    $209,878,741   $389,207,271    $482,084,054    $30,316,532    $46,067,491


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                         SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                            PRUDENTIAL     PRUDENTIAL                    PRUDENTIAL     PRUDENTIAL
                                                              MONEY        DIVERSIFIED     PRUDENTIAL     FLEXIBLE     CONSERVATIVE
                                                              MARKET          BOND           EQUITY        MANAGED       BALANCED
                                                            PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           ------------   ------------    ------------    ----------   ------------
INVESTMENT INCOME
 Dividend income ......................................    $  6,343,122   $ 21,664,114    $  4,101,634   $   629,571    $ 1,190,367
                                                           ------------   ------------    ------------   ----------     -----------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration ........       3,269,014      5,739,710       6,105,516       434,831        677,877
                                                           ------------   ------------    ------------   ----------     -----------

NET INVESTMENT INCOME (LOSS)...........................       3,074,108     15,924,404      (2,003,882)      194,740        512,490
                                                           ------------   ------------    ------------   ----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .................               0      3,104,924               0             0        511,745
 Realized gain (loss) on shares redeemed ..............               0        185,432     (16,708,474)     (377,559)      (423,229)
 Net change in unrealized gain (loss) on investments ..               0    (11,685,529)     60,319,315       974,063        261,179
                                                           ------------   ------------    ------------   ----------     -----------

NET GAIN (LOSS) ON INVESTMENTS.........................               0     (8,395,173)     43,610,841       596,504        349,695
                                                           ------------   ------------    ------------   ----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............................    $  3,074,108   $  7,529,231    $ 41,606,959   $   791,244    $   862,185
                                                           ============   ============    ============   ==========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A1


                                                          SUBACCOUNTS (CONTINUED)
        ---------------------------------------------------------------------------------------------------------------------------
                        PRUDENTIAL     PRUDENTIAL     PRUDENTIAL                                      PRUDENTIAL      T. ROWE PRICE
        PRUDENTIAL      HIGH YIELD      NATURAL         STOCK        PRUDENTIAL      PRUDENTIAL          SMALL        INTERNATIONAL
           VALUE           BOND        RESOURCES        INDEX          GLOBAL         JENNISON      CAPITALIZATION        STOCK
         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO     PORTFOLIO
       ------------    ------------   -----------    ------------   ------------    ------------    ---------------   -------------

       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ------------    ------------   -----------    ------------   ------------    ------------     ------------      -----------
       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ============    ============   ===========    ============   ============    ============     ============      ===========


       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ------------    ------------   -----------    ------------   ------------    ------------     ------------      -----------
       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ============    ============   ===========    ============   ============    ============     ============      ===========

        196,035,426     133,430,816     3,343,485     407,097,676     83,554,243     372,672,622       50,766,359       31,878,652
       ============    ============   ===========    ============   ============    ============     ============      ===========

         18,576,348      38,915,226       380,613      20,553,422      6,951,709      29,341,831        5,723,407        2,726,386
       $      22.95    $       5.23   $     45.46    $      31.41   $      18.96    $      20.76     $      21.38      $     15.31
       $381,247,422    $254,637,710   $ 8,763,636    $664,236,254   $132,761,958    $656,191,511     $ 89,105,670      $35,032,951






                                                          SUBACCOUNTS (CONTINUED)
         --------------------------------------------------------------------------------------------------------------------------
                         PRUDENTIAL     PRUDENTIAL    PRUDENTIAL                                      PRUDENTIAL      T. ROWE PRICE
         PRUDENTIAL      HIGH YIELD      NATURAL         STOCK        PRUDENTIAL     PRUDENTIAL          SMALL        INTERNATIONAL
            VALUE           BOND        RESOURCES        INDEX          GLOBAL        JENNISON      CAPITALIZATION        STOCK
          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO     PORTFOLIO
         -----------    ------------    ----------    -----------    -----------    ------------    ---------------   -------------

         $ 5,516,197    $ 14,837,011   $       526    $ 9,657,809    $   761,351    $    591,470     $    723,922      $   623,012
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------



           5,749,506       3,060,599       199,579      9,634,778      1,818,373       8,436,252        1,718,299          550,792
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------

            (233,309)     11,776,412      (199,053)        23,031     (1,057,022)     (7,844,782)        (994,377)          72,220
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------



                   0               0     1,127,518     16,740,469              0               0        7,377,098          135,437
           1,248,164     (11,508,635)      851,203     (7,350,862)    (3,461,790)    (26,600,394)       4,359,106          500,113
          55,481,776       3,768,417     4,521,391      9,207,763     21,340,112     104,537,581       (3,857,770)       4,707,177
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------

          56,729,940      (7,740,218)    6,500,112     18,597,370     17,878,322      77,937,187        7,878,434        5,342,727
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------


         $56,496,631    $  4,036,194   $ 6,301,059    $18,620,401    $16,821,300    $ 70,092,405     $  6,884,057      $ 5,414,947
         ===========    ============   ==========     ===========    ===========    ============     ===========       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A2

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                        SUBACCOUNTS
                                                        ---------------------------------------------------------------------------

                                                                         PREMIER VIT    PREMIER VIT
                                                        T. ROWE PRICE       OPCAP          OPCAP                         AIM V.I.
                                                        EQUITY STOCK       MANAGED       SMALL CAP     AIM V.I. CORE      PREMIER
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      EQUITY FUND     EQUITY FUND
                                                        -------------   ------------    -----------    -------------   ------------
ASSETS
 Investment in the portfolios, at value.............    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ------------    ------------    -----------     -----------    ------------
 Net Assets.........................................    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ============    ============    ===========     ===========    ============

NET ASSETS, representing:
 Accumulation units.................................    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ------------    ------------    -----------     -----------    ------------
                                                        $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ============    ============    ===========     ===========    ============

 Units outstanding..................................      75,164,589     110,586,157     37,520,547      48,774,882      89,741,074
                                                        ============    ============    ===========     ===========    ============

 Portfolio shares held..............................       6,906,057       4,034,794      2,500,124       3,219,008       5,694,365
 Portfolio net asset value per share................    $      21.79    $      43.08    $     31.28     $     23.45    $      22.32
 Investment in portfolio shares, at cost............    $130,663,949    $166,433,718    $66,286,261     $73,928,262    $156,298,964


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                        SUBACCOUNTS
                                                         --------------------------------------------------------------------------

                                                                         PREMIER VIT    PREMIER VIT
                                                        T. ROWE PRICE       OPCAP          OPCAP                         AIM V.I.
                                                         EQUITY STOCK      MANAGED       SMALL CAP     AIM V.I. CORE      PREMIER
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      EQUITY FUND     EQUITY FUND
                                                        -------------    -----------    ------------   -------------    -----------
INVESTMENT INCOME
 Dividend income ....................................    $ 2,431,468     $ 2,276,673    $          0    $ 1,136,117     $ 1,061,196
                                                         -----------     -----------    ------------    ----------      -----------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration ......      2,190,566       2,567,069       1,157,449      1,108,938       1,853,763
                                                         -----------     -----------    ------------    ----------      -----------

NET INVESTMENT INCOME (LOSS) ........................        240,902        (290,396)     (1,157,449)        27,179        (792,567)
                                                         -----------     -----------    ------------    ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received ...............      7,233,320       6,153,227      12,321,434              0               0
 Realized gain (loss) on shares redeemed ............      3,643,661         574,999       2,233,779       (192,493)     (8,190,144)
 Net change in unrealized gain (loss) on investments      (7,394,507)        327,457     (15,690,182)     2,963,205      13,978,563
                                                         -----------     -----------    ------------    ----------      -----------

NET GAIN (LOSS) ON INVESTMENTS ......................      3,482,474       7,055,683      (1,134,969)     2,770,712       5,788,419
                                                         -----------     -----------    ------------    ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ..........................    $ 3,723,376     $ 6,765,287    $ (2,292,418)   $ 2,797,891     $ 4,995,852
                                                         ===========     ===========    ============    ==========      ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A3



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
           JANUS ASPEN                                                                                     FRANKLIN
            LARGE CAP       JANUS ASPEN                                   CREDIT SUISSE                     SMALL -      PRUDENTIAL
             GROWTH -      INTERNATIONAL    MFS VIT -          MFS         TRUST GLOBAL      AMERICAN       MID CAP       JENNISON
          INSTITUTIONAL       GROWTH         RESEARCH       EMERGING          SMALL         CENTURY VP      GROWTH      20/20 FOCUS
              SHARES         PORTFOLIO     BOND SERIES    GROWTH SERIES      CAP FUND       VALUE FUND    SECURITIES     PORTFOLIO
          -------------    -------------   -----------    -------------   -------------    -----------    -----------   -----------

           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ------------    ------------    -----------    ------------     -----------     -----------    -----------   -----------
           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========


           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ------------    ------------    -----------    ------------     -----------     -----------    -----------   -----------
           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========

             88,674,396      81,367,198     27,680,136      80,363,288      19,129,672      30,622,715     33,252,845    52,852,609
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========

              6,050,053       5,425,541      2,462,170       5,806,127       1,895,583       7,077,706      2,538,942     5,067,621
           $      20.86    $      35.54    $     16.41    $      19.13     $     12.95     $      8.20    $     20.36   $     15.00
           $159,305,719    $139,142,832    $41,923,657    $133,741,391     $25,770,049     $47,660,725    $56,823,982   $55,848,502





                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
           JANUS ASPEN                                                                                     FRANKLIN
            LARGE CAP       JANUS ASPEN                                   CREDIT SUISSE                     SMALL -      PRUDENTIAL
             GROWTH -      INTERNATIONAL    MFS VIT -          MFS         TRUST GLOBAL      AMERICAN       MID CAP       JENNISON
          INSTITUTIONAL       GROWTH         RESEARCH       EMERGING          SMALL         CENTURY VP      GROWTH      20/20 FOCUS
              SHARES         PORTFOLIO     BOND SERIES    GROWTH SERIES      CAP FUND       VALUE FUND    SECURITIES     PORTFOLIO
          -------------    -------------   -----------    -------------   -------------    -----------    -----------   -----------

           $    435,041    $   2,049,462    $  207,296     $         0      $        0     $   539,857    $         0   $   161,255
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------



              1,847,397        2,377,289       588,615       1,572,189         331,262         833,122        745,362       914,856
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------

             (1,412,356)        (327,827)     (381,319)     (1,572,189)       (331,262)       (293,265)      (745,362)     (753,601)
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------



                      0                0             0               0               0       6,246,311              0             0
             (9,458,633)       3,562,660      (838,873)     (7,816,219)       (876,560)      1,748,794     (1,843,875)      980,144
             13,941,184       43,383,838     3,705,802      17,111,670       4,424,556      (5,702,488)     4,031,486    12,042,155
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------

              4,482,551       46,946,498     2,866,929       9,295,451       3,547,996       2,292,617      2,187,611    13,022,299
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------


           $  3,070,195    $  46,618,671    $2,485,610     $ 7,723,262      $3,216,734     $ 1,999,352    $ 1,442,249   $12,268,698
           ===========     ============     ==========     ===========      ==========     ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A4

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             PRUDENTIAL                                             PRUDENTIAL
                                            DIVERSIFIED                     ALLIANCEBERNSTEIN    SP T.ROWE PRICE       PRUDENTIAL
                                            CONSERVATIVE        DAVIS           LARGE CAP          LARGE - CAP          SP DAVIS
                                          GROWTH PORTFOLIO    VALUE FUND     GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO
                                          ----------------   -----------    -----------------    ----------------   ---------------
ASSETS
 Investment in the portfolios, at
  value...............................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ------------     -----------       -----------         -----------        ------------
 Net Assets...........................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ============     ===========       ===========         ===========        ============

NET ASSETS, representing:
 Accumulation units...................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ------------     -----------       -----------         -----------        ------------
                                            $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ============     ===========       ===========         ===========        ============

 Units outstanding....................       106,143,747      61,958,336        17,224,572          57,241,744         185,836,395
                                            ============     ===========       ===========         ===========        ============

 Portfolio shares held................        12,279,713       5,372,611           423,905           7,754,994          22,829,614
 Portfolio net asset value per share..      $      11.67     $     12.77       $     26.55         $      7.71        $      10.68
 Investment in portfolio shares, at
  cost................................      $123,696,644     $56,130,135       $10,493,797         $49,560,566        $211,390,336


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                 SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             PRUDENTIAL                                             PRUDENTIAL
                                             DIVERSIFIED                    ALLIANCEBERNSTEIN    SP T.ROWE PRICE       PRUDENTIAL
                                            CONSERVATIVE         DAVIS          LARGE CAP          LARGE - CAP          SP DAVIS
                                          GROWTH PORTFOLIO    VALUE FUND     GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO
                                          ----------------    ----------    -----------------    ----------------   ---------------
INVESTMENT INCOME
 Dividend income ......................      $ 4,638,157      $  656,782       $         0         $         0        $ 2,159,236
                                             -----------      ----------       ----------          ----------         -----------

EXPENSES
 Charges to contract owners for
  assuming mortality risk and expense
  risk and for administration .........        2,063,330         965,550           146,642             870,313          3,809,387
                                             -----------      ----------       ----------          ----------         -----------

NET INVESTMENT INCOME (LOSS) ..........        2,574,827        (308,768)         (146,642)           (870,313)        (1,650,151)
                                             -----------      ----------       ----------          ----------         -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .                0               0                 0                   0         23,511,300
 Realized gain (loss) on shares
 redeemed .............................        2,535,471       1,521,013          (174,009)            581,383          3,081,432
 Net change in unrealized gain (loss)
 on investments .......................        2,730,333       4,049,436         1,595,857           7,870,042         (7,195,824)
                                             -----------      ----------       ----------          ----------         -----------

NET GAIN (LOSS) ON INVESTMENTS ........        5,265,804       5,570,449         1,421,848           8,451,425         19,396,908
                                             -----------      ----------       ----------          ----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............      $ 7,840,631      $5,261,681       $ 1,275,206         $ 7,581,112        $17,746,757
                                             ===========      ==========       ==========          ==========         ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A5


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                   PRUDENTIAL SP      PRUDENTIAL SP       PRUDENTIAL SP      PRUDENTIAL SP         LARGE CAP         PRUDENTIAL SP
                     SMALL CAP          SMALL CAP          PIMCO TOTAL         PIMCO HIGH      GROWTH PORTFOLIO -      LARGE CAP
                  VALUE PORTFOLIO    GROWTH PORTFOLIO   RETURN PORTFOLIO    YIELD PORTFOLIO      SERVICE SHARES     VALUE PORTFOLIO

                  ---------------    ----------------   ----------------    ---------------    ------------------   ---------------

                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ------------       -----------        ------------        ------------        -----------         ------------
                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ============       ===========        ============        ============        ===========         ============


                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ------------       -----------        ------------        ------------        -----------         ------------
                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ============       ===========        ============        ============        ===========         ============

                     151,549,798        39,603,085         398,806,077         145,354,556         24,175,461           84,381,837
                    ============       ===========        ============        ============        ===========         ============

                      15,707,593         5,940,738          41,656,949          18,690,263          1,054,493            9,100,918
                    $      14.27       $      6.62        $      11.21        $      10.25        $     20.62         $      11.90
                    $194,653,751       $37,003,304        $470,002,168        $191,021,332        $20,174,321         $ 89,612,827


                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                                      PRUDENTIAL SP
                                                                                                                        STRATEGIC
                                                                                                                         PARTNERS
                                                                                                    PRUDENTIAL SP        FOCUSED
                                                                                                       AIM CORE           GROWTH
                                                                                                   EQUITY PORTFOLIO     PORTFOLIO
                                                                                                   ----------------   -------------

                                                                                                     $28,299,418       $32,169,917
                                                                                                     -----------       -----------
                                                                                                     $28,299,418       $32,169,917
                                                                                                     ===========       ===========


                                                                                                     $28,299,418       $32,169,917
                                                                                                     -----------       -----------
                                                                                                     $28,299,418       $32,169,917
                                                                                                     ===========       ===========

                                                                                                      28,460,491        29,853,860
                                                                                                     ===========       ===========

                                                                                                       3,713,834         3,986,359
                                                                                                     $      7.62       $      8.07
                                                                                                     $24,794,467       $25,940,427


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                   PRUDENTIAL SP      PRUDENTIAL SP       PRUDENTIAL SP      PRUDENTIAL SP         LARGE CAP         PRUDENTIAL SP
                     SMALL CAP          SMALL CAP          PIMCO TOTAL         PIMCO HIGH      GROWTH PORTFOLIO -      LARGE CAP
                  VALUE PORTFOLIO    GROWTH PORTFOLIO   RETURN PORTFOLIO    YIELD PORTFOLIO      SERVICE SHARES     VALUE PORTFOLIO

                  ---------------    ----------------   ----------------    ---------------    ------------------   ---------------

                    $  1,148,900        $        0        $ 22,317,915        $12,485,212          $  27,371          $   862,934
                    ------------        ----------        ------------        -----------          ---------          ----------



                       3,479,333           598,496           7,379,940          3,111,574            347,578            1,644,604
                    ------------        ----------        ------------        -----------          ---------          ----------

                      (2,330,433)         (598,496)         14,937,975          9,373,638           (320,207)            (781,670)
                    ------------        ----------        ------------        -----------          ---------          ----------



                      25,276,567                 0           8,173,454          2,712,916                  0            2,578,872
                       3,784,154           291,398             906,429            749,369            137,201            2,811,229
                     (19,811,506)          770,574         (20,179,812)        (8,389,007)           673,073              703,945
                    ------------        ----------        ------------        -----------          ---------          ----------

                       9,249,215         1,061,972         (11,099,929)        (4,926,722)           810,274            6,094,046
                    ------------        ----------        ------------        -----------          ---------          ----------


                    $  6,918,782        $  463,476        $  3,838,046        $ 4,446,916          $ 490,067          $ 5,312,376
                    ============        ==========        ============        ===========          =========          ==========


                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                                      PRUDENTIAL SP
                                                                                                                        STRATEGIC
                                                                                                                         PARTNERS
                                                                                                    PRUDENTIAL SP        FOCUSED
                                                                                                       AIM CORE           GROWTH
                                                                                                   EQUITY PORTFOLIO     PORTFOLIO
                                                                                                   ----------------   -------------

                                                                                                      $ 289,031        $         0
                                                                                                      ---------        ----------



                                                                                                        455,314            436,880
                                                                                                      ---------        ----------

                                                                                                       (166,283)          (436,880)
                                                                                                      ---------        ----------



                                                                                                              0                  0
                                                                                                        416,012            692,794
                                                                                                        577,096          3,435,147
                                                                                                      ---------        ----------

                                                                                                        993,108          4,127,941
                                                                                                      ---------        ----------


                                                                                                      $ 826,825        $ 3,691,061
                                                                                                      =========        ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A6

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                             PRUDENTIAL                          PRUDENTIAL SP      PRUDENTIAL SP     PRUDENTIAL SP
                                               SP MID        SP PRUDENTIAL       CONSERVATIVE      BALANCED ASSET     GROWTH ASSET
                                             CAP GROWTH      U.S. EMERGING     ASSET ALLOCATION      ALLOCATION        ALLOCATION
                                             PORTFOLIO     GROWTH PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                            ------------   ----------------    ----------------    ---------------   --------------
ASSETS
 Investment in the portfolios, at value.    $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ------------     ------------       --------------     ---------------   --------------
 Net Assets.............................    $124,278,059     $156,928,283       $1,263,779,736     $1,2 63,779,736   $1,099,498,635
                                            ============     ============       ==============     ===============   ==============

NET ASSETS, representing:
 Accumulation units.....................    $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ------------     ------------       --------------     ---------------   --------------
                                            $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ============     ============       ==============     ===============   ==============

 Units outstanding......................     118,076,359      114,303,297          413,947,172         772,288,551      593,162,776
                                            ============     ============       ==============     ===============   ==============

 Portfolio shares held..................      17,236,901       19,940,061           53,462,077         115,730,745      107,477,872
 Portfolio net asset value per share....    $       7.21     $       7.87       $        11.28     $         10.92   $        10.23
 Investment in portfolio shares, at cost    $102,800,875     $130,790,980       $  553,954,284     $ 1,128,724,071   $  966,311,498


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                   SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
                                               PRUDENTIAL                          PRUDENTIAL SP     PRUDENTIAL SP    PRUDENTIAL SP
                                                 SP MID        SP PRUDENTIAL       CONSERVATIVE      BALANCED ASSET    GROWTH ASSET
                                               CAP GROWTH      U.S. EMERGING     ASSET ALLOCATION      ALLOCATION       ALLOCATION
                                                PORTFOLIO    GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                               -----------   ----------------    ----------------    --------------   -------------
INVESTMENT INCOME
 Dividend income ..........................    $         0      $       172        $  6,445,873      $   8,033,704    $   4,114,714
                                               -----------      -----------        -----------       -------------    ------------

EXPENSES
 Charges to contract owners for assuming
 mortality risk and expense risk and for
 administration ...........................      1,773,781        2,062,388           8,352,493         16,425,195       13,824,978
                                               -----------      -----------        -----------       -------------    ------------

NET INVESTMENT INCOME (LOSS)...............     (1,773,781)      (2,062,216)         (1,906,620)        (8,391,491)      (9,710,264)
                                               -----------      -----------        -----------       -------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .....              0       18,576,610          15,754,443         28,541,150       23,715,519
 Realized gain (loss) on shares redeemed ..      2,231,696        1,595,404           5,522,383         10,206,946        9,694,025
 Net change in unrealized gain (loss) on
 investments ..............................      7,045,991        4,930,506           3,789,792         33,460,032       44,912,109
                                               -----------      -----------        -----------       -------------    ------------

NET GAIN (LOSS) ON INVESTMENTS.............      9,277,687       25,102,520          25,066,618         72,208,128       78,321,653
                                               -----------      -----------        -----------       -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................    $ 7,503,906      $23,040,304        $ 23,159,998      $  63,816,637    $  68,611,389
                                               ===========      ===========        ===========       =============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A7


                                                             SUBACCOUNTS (CONTINUED)
               --------------------------------------------------------------------------------------------------------------------

               PRUDENTIAL SP
                AGGRESSIVE       PRUDENTIAL SP      PRUDENTIAL SP
               GROWTH ASSET      WILLIAM BLAIR           LSV                                                          EVERGREEN VA
                ALLOCATION       INTERNATIONAL      INTERNATIONAL     EVERGREEN VA    EVERGREEN VA    EVERGREEN VA   SPECIAL VALUES
                 PORTFOLIO     GROWTH PORTFOLIO    VALUE PORTFOLIO   BALANCED FUND     GROWTH FUND     OMEGA FUND         FUND
               -------------   ----------------    ---------------   -------------    ------------    ------------   --------------

               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ------------       -----------        -----------       ----------      ----------      ----------      ----------
               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ============       ===========        ===========       ==========      ==========      ==========      ==========


               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ------------       -----------        -----------       ----------      ----------      ----------      ----------
               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ============       ===========        ===========       ==========      ==========      ==========      ==========

                112,978,849        65,435,957         61,883,853        1,017,266         848,705       2,202,758       2,585,613
               ============       ===========        ===========       ==========      ==========      ==========      ==========

                 16,743,698        11,113,642          8,909,134           87,336          91,095         187,046         257,402
               $       9.50       $      7.55        $      9.08       $    14.13      $    14.70      $    16.79      $    16.13
               $133,634,955       $66,598,447        $67,243,134       $1,122,936      $1,072,687      $2,702,807      $3,646,481


                                                                                                                       SUBACCOUNTS
                                                                                                                       (CONTINUED)
                                                                                                                      -------------

                                                                                                                       EVERGREEN VA
                                                                                                                      INTERNATIONAL
                                                                                                                       EQUITY FUND
                                                                                                                      -------------

                                                                                                                        $1,730,007
                                                                                                                        ----------
                                                                                                                        $1,730,007
                                                                                                                        ==========


                                                                                                                        $1,730,007
                                                                                                                        ----------
                                                                                                                        $1,730,007
                                                                                                                        ==========

                                                                                                                           124,000
                                                                                                                        ==========

                                                                                                                           120,895
                                                                                                                        $    14.31
                                                                                                                        $1,413,004


                                                             SUBACCOUNTS (CONTINUED)
               --------------------------------------------------------------------------------------------------------------------

               PRUDENTIAL SP
                AGGRESSIVE       PRUDENTIAL SP      PRUDENTIAL SP
               GROWTH ASSET      WILLIAM BLAIR           LSV                                                          EVERGREEN VA
                ALLOCATION       INTERNATIONAL      INTERNATIONAL     EVERGREEN VA    EVERGREEN VA    EVERGREEN VA   SPECIAL VALUES
                 PORTFOLIO     GROWTH PORTFOLIO    VALUE PORTFOLIO   BALANCED FUND     GROWTH FUND     OMEGA FUND         FUND
               -------------   ----------------    ---------------   -------------    ------------    ------------   --------------

               $    218,757       $   421,301        $   301,299        $ 32,702        $      0      $     6,411      $   40,077
               -----------        -----------        ----------         --------        --------      ----------       ----------



                  2,203,274         1,133,588          1,160,230          23,517          22,939           52,870          66,685
               -----------        -----------        ----------         --------        --------      ----------       ----------

                 (1,984,517)         (712,287)          (858,931)          9,185         (22,939)         (46,459)        (26,608)
               -----------        -----------        ----------         --------        --------      ----------       ----------



                  4,927,915         3,115,642          6,300,490               0               0                0         417,032
                  1,796,723         1,531,954          1,254,808          29,775          37,698           56,031         104,221
                  7,633,077         6,591,023          1,817,970          (1,130)         29,857           39,593        (161,923)
               -----------        -----------        ----------         --------        --------      ----------       ----------

                 14,357,715        11,238,619          9,373,268          28,645          67,555           95,624         359,330
               -----------        -----------        ----------         --------        --------      ----------       ----------


               $ 12,373,198       $10,526,332        $ 8,514,337        $ 37,830        $ 44,616      $    49,165      $  332,722
               ===========        ===========        ==========         ========        ========      ==========       ==========


                                                                                                                       SUBACCOUNTS
                                                                                                                       (CONTINUED)
                                                                                                                      -------------

                                                                                                                       EVERGREEN VA
                                                                                                                      INTERNATIONAL
                                                                                                                       EQUITY FUND
                                                                                                                      -------------

                                                                                                                       $    36,641
                                                                                                                       ----------



                                                                                                                            23,904
                                                                                                                       ----------

                                                                                                                            12,737
                                                                                                                       ----------



                                                                                                                                 0
                                                                                                                            17,640
                                                                                                                           176,546
                                                                                                                       ----------

                                                                                                                           194,186
                                                                                                                       ----------


                                                                                                                       $   206,923
                                                                                                                       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A8

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------

                                                                                                    AST AMERICAN
                                                                    AST            AST AMERICAN       CENTURY
                                             EVERGREEN VA    ALLIANCEBERNSTEIN    CENTURY INCOME     STRATEGIC        AST COHEN &
                                             FUNDAMENTAL      GROWTH & INCOME        & GROWTH         BALANCED        STEERS REAL
                                            LARGE CAP FUND       PORTFOLIO           PORTFOLIO       PORTFOLIO     ESTATE PORTFOLIO
                                            --------------   -----------------    --------------    ------------   ----------------
ASSETS
 Investment in the portfolios, at value.     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             -----------        -----------         ----------        --------        ----------
 Net Assets.............................     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             ===========        ===========         ==========        ========        ==========

NET ASSETS, representing:
 Accumulation units.....................     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             -----------        -----------         ----------        --------        ----------
                                             $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             ===========        ===========         ==========        ========        ==========

 Units outstanding......................         343,937            114,672            140,275          87,237           443,049
                                             ===========        ===========         ==========        ========        ==========

 Portfolio shares held..................         230,171             58,227            105,959          62,953           299,518
 Portfolio net asset value per share....     $     17.89        $     20.21         $    13.68        $  14.29        $    17.78
 Investment in portfolio shares, at cost     $ 3,585,573        $ 1,143,114         $1,414,203        $872,394        $5,067,907


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                    SUBACCOUNTS
                                                -----------------------------------------------------------------------------------


                                                                                                    AST AMERICAN
                                                                                   AST AMERICAN       CENTURY
                                                 EVERGREEN VA                     CENTURY INCOME     STRATEGIC        AST COHEN &
                                                 FUNDAMENTAL      EVERGREEN VA       & GROWTH         BALANCED        STEERS REAL
                                                LARGE CAP FUND        FUND           PORTFOLIO       PORTFOLIO     ESTATE PORTFOLIO
                                                --------------   -------------    --------------    ------------   ----------------
INVESTMENT INCOME
 Dividend income ...........................     $    37,651       $        0       $        0        $   164          $     658
                                                 -----------       ----------       ---------         -------          --------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration ...........................          63,308            5,114            8,827          7,113             34,095
                                                 -----------       ----------       ---------         -------          --------

NET INVESTMENT INCOME (LOSS)................         (25,657)          (5,114)          (8,827)        (6,949)           (33,437)
                                                 -----------       ----------       ---------         -------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received ......               0                0                0              0              3,254
 Realized gain (loss) on shares redeemed ...          52,618            2,206            4,004            181             19,238
 Net change in unrealized gain (loss) on
  investments ..............................         312,399           33,647           35,315         27,207            257,528
                                                 -----------       ----------       ---------         -------          --------

NET GAIN (LOSS) ON INVESTMENTS..............         365,017           35,853           39,319         27,388            280,020
                                                 -----------       ----------       ---------         -------          --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................     $   339,360       $   30,739       $   30,492        $20,439          $ 246,583
                                                 ===========       ==========       =========         =======          ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A9

<-


                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      AST GLOBAL      AST DEAM       AST DEAM SMALL-                            AST GOLDMAN       AST FEDERATED
      ALLOCATION      LARGE-CAP        CAP GROWTH        AST DEAM SMALL-     SACHS HIGH YIELD       AGGRESSIVE        AST MID-CAP
       PORFOLIO    VALUE PORFOLIO       PORFOLIO       CAP VALUE PORFOLIO        PORTFOLIO       GROWTH PORTFOLIO   VALUE PORTFOLIO
      ----------   --------------    ---------------   ------------------    ----------------    ----------------   ---------------

       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       --------      ----------        ----------          ----------           ----------         ----------         ----------
       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       ========      ==========        ==========          ==========           ==========         ==========         ==========


       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       --------      ----------        ----------          ----------           ----------         ----------         ----------
       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       ========      ==========        ==========          ==========           ==========         ==========         ==========

         46,597         295,846             62,813             114,953             274,409             297,309            143,016
       ========      ==========        ==========          ==========           ==========         ==========         ==========

         39,363         253,713             77,289              96,387             326,350             311,440            117,178
       $  12.56      $    12.50        $      8.38         $     11.95          $     8.29         $     10.46        $     12.63
       $481,299      $3,027,234        $   628,983         $ 1,153,178          $2,661,656         $ 3,045,136        $ 1,453,181


                                                                                                                      SUBACCOUNTS
                                                                                                                      (CONTINUED)
                                                                                                                    ---------------
                                                                                                                     AST SMALL CAP
                                                                                                                    VALUE PORTFOLIO
                                                                                                                    ---------------

                                                                                                                      $ 2,432,875
                                                                                                                      -----------
                                                                                                                      $ 2,432,875
                                                                                                                      ===========


                                                                                                                      $ 2,432,875
                                                                                                                      -----------
                                                                                                                      $ 2,432,875
                                                                                                                      ===========

                                                                                                                          228,580
                                                                                                                      ===========

                                                                                                                          161,760
                                                                                                                      $     15.04
                                                                                                                      $ 2,373,791


                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      AST GLOBAL      AST DEAM       AST DEAM SMALL-                            AST GOLDMAN       AST FEDERATED
      ALLOCATION      LARGE-CAP        CAP GROWTH        AST DEAM SMALL-     SACHS HIGH YIELD       AGGRESSIVE        AST MID-CAP
       PORFOLIO    VALUE PORFOLIO       PORFOLIO       CAP VALUE PORFOLIO        PORTFOLIO       GROWTH PORTFOLIO   VALUE PORTFOLIO
      ----------   --------------    ---------------   ------------------    ----------------    ----------------   ---------------


       $      0       $     350        $         0          $       6           $    8,873          $        0         $     185
       -------        --------         ----------           ---------           ---------           ----------         ---------



          1,664          17,523              4,414              7,213               18,139              15,546             9,232
       -------        --------         ----------           ---------           ---------           ----------         ---------

         (1,664)        (17,173)            (4,414)            (7,207)              (9,266)            (15,546)           (9,047)
       -------        --------         ----------           ---------           ---------           ----------         ---------



              0               0                  0                329                    0               2,785                 0
            672           7,423              3,774               (736)              (5,079)             19,579             4,302
         13,106         144,175             18,699             (1,359)              43,783             212,525            26,773
       -------        --------         ----------           ---------           ---------           ----------         ---------

         13,778         151,598             22,473             (1,766)              38,704             234,889            31,075
       -------        --------         ----------           ---------           ---------           ----------         ---------


       $ 12,114       $ 134,425        $    18,059          $  (8,973)          $   29,438          $  219,343         $  22,028
       =======        ========         ==========           =========           =========           ==========         =========


                                                                                                                      SUBACCOUNTS
                                                                                                                      (CONTINUED)
                                                                                                                    ---------------
                                                                                                                     AST SMALL CAP
                                                                                                                    VALUE PORTFOLIO
                                                                                                                    ---------------

                                                                                                                       $       0
                                                                                                                       ---------



                                                                                                                          14,429
                                                                                                                       ---------

                                                                                                                         (14,429)
                                                                                                                       ---------



                                                                                                                             273
                                                                                                                          29,323
                                                                                                                          59,084
                                                                                                                       ---------

                                                                                                                          88,680
                                                                                                                       ---------


                                                                                                                       $  74,251
                                                                                                                       =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------

                                           AST GOLDMAN
                                              SACHS            AST GOLDMAN                         AST LORD ABBETT     AST MARSICO
                                           CONCENTRATED       SACHS MID-CAP      AST LARGE-CAP     BOND DEBENTURE    CAPITAL GROWTH
                                         GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO         PORTFOLIO
                                         ----------------   ----------------    ---------------    ---------------   --------------
ASSETS
 Investment in the portfolios, at
 value...............................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           -----------         -----------        ------------       -----------       -----------
 Net Assets..........................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           ===========         ===========        ============       ===========       ===========

NET ASSETS, representing:
 Accumulation units..................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           -----------         -----------        ------------       -----------       -----------
                                           $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           ===========         ===========        ============       ===========       ===========

 Units outstanding...................           96,752             234,239             972,517           285,006           709,067
                                           ===========         ===========        ============       ===========       ===========

 Portfolio shares held...............           46,834             536,258             584,182           250,239           404,935
 Portfolio net asset value per share.      $     22.22         $      4.62        $      17.57       $     11.33       $     19.08
 Investment in portfolio shares, at
 cost................................      $ 1,005,631         $ 2,372,392        $ 10,019,639       $ 2,802,104       $ 7,384,543


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------

                                           AST GOLDMAN
                                              SACHS            AST GOLDMAN                         AST LORD ABBETT     AST MARSICO
                                           CONCENTRATED       SACHS MID-CAP      AST LARGE-CAP     BOND DEBENTURE    CAPITAL GROWTH
                                         GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO         PORTFOLIO
                                         ----------------   ----------------    ---------------    ---------------   --------------
INVESTMENT INCOME
 Dividend income.....................      $        26         $         0        $     1,508        $       819       $        0
                                           -----------         -----------        -----------        -----------       ----------

EXPENSES
 Charges to contract owners
 for assuming mortality
   risk and expense risk and for
 administration......................            5,951              15,593             66,697             16,410           44,641
                                           -----------         -----------        -----------        -----------       ----------

NET INVESTMENT INCOME (LOSS).........           (5,925)            (15,593)           (65,189)           (15,591)         (44,641)
                                           -----------         -----------        -----------        -----------       ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS)
 ON INVESTMENTS
 Capital gains distributions received                0                   0                  0                217                0
 Realized gain (loss) on shares
 redeemed............................            5,545               5,393             26,067              6,275           45,447
 Net change in unrealized gain (loss)
 on investments......................           35,023             105,119            244,443             33,108          341,612
                                           -----------         -----------        -----------        -----------       ----------

NET GAIN (LOSS) ON INVESTMENTS.......           40,568             110,512            270,510             39,600          387,059
                                           -----------         -----------        -----------        -----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...........      $    34,643         $    94,919        $   205,321        $    24,009       $  342,418
                                           ===========         ===========        ===========        ===========       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11


                                                     SUBACCOUNTS (CONTINUED)
 ---------------------------------------------------------------------------------------------------------------------------------


                                                                                                                       AST T. ROWE
                  AST NEUBERGER                                                    AST                 AST                PRICE
   AST MFS        & BERMAN MID-     AST NEUBERGER &        AST PIMCO        ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN         NATURAL
    GROWTH         CAP GROWTH       BERMAN MID-CAP      LIMITED MATURITY       CORE VALUE         MANAGED INDEX         RESOURCES
  PORTFOLIO         PORTFOLIO       VALUE PORTFOLIO      BOND PORTFOLIO         PORTFOLIO         500 PORTFOLIO         PORTFOLIO
-------------    ---------------   ----------------    -----------------    -----------------   -----------------     ------------

  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ----------       -----------       -----------          ------------       --------------      ---------------      -------------
  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ==========       ===========       ===========          ============       ==============      ===============      =============


  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ----------       -----------       -----------          ------------       --------------      ---------------      -------------
  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ==========       ===========       ===========          ============       ==============      ===============      =============

     136,599           434,960         1,055,431               371,976               54,284              214,898          2,036,631
  ==========       ===========       ===========          ============       ==============      ===============      =============

     170,961           305,321           561,818               337,009               44,945              182,674            867,853

  $     8.59       $     16.15       $     20.45          $      11.10       $        12.45      $         12.23      $       27.55
  $1,418,915       $ 4,735,498       $10,965,595          $  3,711,291       $      542,500      $     2,203,720      $  21,927,738


                                                                                                                     SUBACCOUNTS
                                                                                                                     (CONTINUED)
                                                                                                                  -----------------
                                                                                                                  AST T. ROWE PRICE
                                                                                                                   ASSET ALLOCATION
                                                                                                                      PORTFOLIO
                                                                                                                  -----------------

                                                                                                                      $2,212,784
                                                                                                                      ----------
                                                                                                                      $2,212,784
                                                                                                                      ==========


                                                                                                                      $2,212,784
                                                                                                                      ----------
                                                                                                                      $2,212,784
                                                                                                                      ==========

                                                                                                                         213,872
                                                                                                                      ==========

                                                                                                                         129,251
                                                                                                                      $    17.12
                                                                                                                      $2,166,751



                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
                  AST NEUBERGER                                                 AST                  AST
       AST MFS    & BERMAN MID-    AST NEUBERGER &       AST PIMCO       ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN   AST T. ROWE PRICE
       GROWTH       CAP GROWTH     BERMAN MID-CAP    LIMITED MATURITY        CORE VALUE         MANAGED INDEX     NATURAL RESOURCES
      PORTFOLIO     PORTFOLIO      VALUE PORTFOLIO    BOND PORTFOLIO         PORTFOLIO          500 PORTFOLIO         PORTFOLIO
      ---------   -------------    ---------------   ----------------    -----------------    -----------------   -----------------


      $       0     $        0      $        124        $       915        $           0        $         444      $           493
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------




          8,227         21,971            60,910             24,998                3,346                8,524              127,647
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------

         (8,227)       (21,971)          (60,786)           (24,083)              (3,346)              (8,080)            (127,154)
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------



              0              0            12,304                390                    0                    0               14,684
          2,068        114,981            85,450                907                  508                1,035              161,063
         49,641        195,444           523,577             29,513               17,062               30,388            1,981,605
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------

         51,709        310,425           621,331             30,810               17,570               31,423            2,157,352
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------


      $  43,482     $  288,454      $    560,545        $     6,727        $      14,224        $      23,343      $     2,030,198
      =========     =========       ============        ===========        =============        =============      ===============


                                                                                                                     SUBACCOUNTS
                                                                                                                     (CONTINUED)
                                                                                                                  -----------------
                                                                                                                  AST T. ROWE PRICE
                                                                                                                   ASSET ALLOCATION
                                                                                                                      PORTFOLIO
                                                                                                                  -----------------

                                                                                                                      $     289
                                                                                                                      ---------




                                                                                                                         10,737
                                                                                                                      ---------

                                                                                                                        (10,448)
                                                                                                                      ---------



                                                                                                                            123
                                                                                                                          2,104
                                                                                                                         46,033
                                                                                                                      ---------

                                                                                                                         48,260
                                                                                                                      ---------


                                                                                                                      $  37,812
                                                                                                                      =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                              SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                        AST JP MORGAN       AST T. ROWE      AST AGGRESSIVE         AST CAPITAL
                                    AST MFS GLOBAL      INTERNATIONAL      PRICE GLOBAL     ASSET ALLOCATION       GROWTH ASSET
                                   EQUITY PORTFOLIO   EQUITY PORTFOLIO    BOND PORTFOLIO       PORTFOLIO       ALLOCATION PORTFOLIO
                                   ----------------   ----------------    --------------    ----------------   --------------------
ASSETS
 Investment in the portfolios,
 at value......................       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ----------         ----------         ----------         ----------           -----------
 Net Assets....................       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ==========         ==========         ==========         ==========           ===========

NET ASSETS, REPRESENTING:
 Accumulation units............       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ----------         ----------         ----------         ----------           -----------
                                      $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ==========         ==========         ==========         ==========           ===========

 Units outstanding.............          165,532            336,854            359,354            218,878             2,644,939
                                      ==========         ==========         ==========         ==========           ===========

 Portfolio shares held.........          133,547            178,427            303,680            218,574             2,640,508
 Portfolio net asset value per
 share.........................       $    12.98         $    20.10         $    11.18         $    10.01           $     10.02
 Investment in portfolio
 shares, at cost...............       $1,632,230         $3,334,240         $3,443,247         $2,194,226           $26,536,045


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                              SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                        AST JP MORGAN       AST T. ROWE      AST AGGRESSIVE         AST CAPITAL
                                    AST MFS GLOBAL      INTERNATIONAL      PRICE GLOBAL     ASSET ALLOCATION       GROWTH ASSET
                                   EQUITY PORTFOLIO   EQUITY PORTFOLIO    BOND PORTFOLIO       PORTFOLIO       ALLOCATION PORTFOLIO
                                   ----------------   ----------------    --------------    ----------------   --------------------
INVESTMENT INCOME
 Dividend income...............       $        5          $       7         $      836         $        0          $          0
                                      ---------           ---------         ----------         ----------          -----------

EXPENSES
 Charges to contract owners
 for assuming mortality
   risk and expense risk and
 for administration............           11,865             21,079             23,860              1,245                15,839
                                      ---------           ---------         ----------         ----------          -----------

NET INVESTMENT INCOME (LOSS)...          (11,860)           (21,072)           (23,024)            (1,245)              (15,839)
                                      ---------           ---------         ----------         ----------          -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions
 received......................                0                  0                 31                  0                     0
 Realized gain (loss) on
 shares redeemed...............            7,119             26,670            (12,561)              (125)                6,412
 Net change in unrealized gain
 (loss) on investments.........          101,212            252,142            (48,108)            (6,304)              (78,152)
                                      ---------           ---------         ----------         ----------          -----------

NET GAIN (LOSS) ON INVESTMENTS.          108,331            278,812            (60,638)            (6,429)              (71,740)
                                      ---------           ---------         ----------         ----------          -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS...............       $   96,471          $ 257,740         $  (83,662)        $   (7,674)         $    (87,579)
                                      =========           =========         ==========         ==========          ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13


                                                                                   SUBACCOUNTS (CONTINUED)
                                                           ------------------------------------------------------------------------

                                                            AST BALANCED      AST CONSERVATIVE    AST PRESERVATION    GARTMORE GVIT
                                                          ASSET ALLOCATION    ASSET ALLOCATION    ASSET ALLOCATION     DEVELOPING
                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO           MARKETS
                                                          ----------------    ----------------    ----------------   --------------

                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             -----------       --------------      --------------    --------------
                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             ===========       ==============      ==============    ==============


                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             -----------       --------------      --------------    --------------
                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             ===========       ==============      ==============    ==============

                                                               2,355,050              857,910             220,096           579,313
                                                             ===========       ==============      ==============    ==============

                                                               2,348,854              856,570             219,573           535,481
                                                             $     10.04       $        10.04      $        10.06    $        13.05
                                                             $23,622,613       $    8,603,945      $    2,209,992    $    6,423,110





                                                                                    SUBACCOUNTS (CONTINUED)
                                                            -----------------------------------------------------------------------

                                                             AST BALANCED      AST CONSERVATIVE    AST PRESERVATION   GARTMORE GVIT
                                                           ASSET ALLOCATION    ASSET ALLOCATION    ASSET ALLOCATION     DEVELOPING
                                                               PORTFOLIO           PORTFOLIO          PORTFOLIO          MARKETS
                                                           ----------------    ----------------    ----------------   -------------

                                                             $          0       $            0      $            0    $       7,170
                                                             ------------       --------------      --------------    -------------




                                                                   13,960                4,896               1,090           29,954
                                                             ------------       --------------      --------------    -------------

                                                                  (13,960)              (4,896)             (1,090)         (22,784)
                                                             ------------       --------------      --------------    -------------



                                                                        0                    0                   0          184,335
                                                                    3,894                1,099                  20           17,210
                                                                  (40,115)              (3,986)             (1,091)         564,912
                                                             ------------       --------------      --------------    -------------

                                                                  (36,221)              (2,887)             (1,071)         766,457
                                                             ------------       --------------      --------------    -------------


                                                             $    (50,181)      $       (7,783)     $       (2,161)   $     743,673
                                                             ============       ==============      ==============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                           PRUDENTIAL MONEY MARKET       PRUDENTIAL DIVERSIFIED BOND
                                                  PORTFOLIO                       PORTFOLIO             PRUDENTIAL EQUITY PORTFOLIO
                                        -----------------------------    ---------------------------    ---------------------------
                                         01/01/2005      01/01/2004      01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                             TO              TO              TO              TO              TO             TO
                                         12/31/2005      12/31/2004      12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                       -------------    -------------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ......   $   3,074,108    $  (1,286,984)  $ 15,924,404    $ 14,048,404    $ (2,003,882)  $   (742,541)
 Capital gains distributions
  received .........................               0                0      3,104,924               0               0              0
 Realized gain (loss) on shares
  redeemed .........................               0                0        185,432         747,430     (16,708,474)   (23,185,880)
 Net change in unrealized gain
  (loss) on investments ............               0                0    (11,685,529)      3,770,820      60,319,315     57,878,332
                                       -------------    -------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .       3,074,108       (1,286,984)     7,529,231      18,566,654      41,606,959     33,949,911
                                       -------------    -------------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .......      25,973,296       45,997,417      1,039,019       1,900,640       9,659,650     19,296,942
 Surrenders, withdrawals and death
  benefits .........................     (62,482,427)     (68,756,681)   (64,622,933)    (66,835,749)    (56,559,288)   (52,145,804)
 Net transfers between other
  subaccounts or fixed rate option .         (43,165)     (56,343,094)    (2,540,138)    (17,469,522)      8,247,822     (3,394,283)
 Withdrawal and other charges ......        (159,430)        (141,857)      (163,986)       (191,414)       (325,998)      (237,351)
                                       -------------    -------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ...............     (36,711,726)     (79,244,215)   (66,288,038)    (82,596,045)    (38,977,814)   (36,480,496)
                                       -------------    -------------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...........................     (33,637,618)     (80,531,199)   (58,758,807)    (64,029,391)      2,629,145     (2,530,585)

NET ASSETS
 Beginning of period ...............     243,516,359      324,047,558    442,816,918     506,846,309     435,763,666    438,294,251
                                       -------------    -------------   ------------    ------------    ------------   ------------
 End of period .....................   $ 209,878,741    $ 243,516,359   $384,058,111    $442,816,918    $438,392,811   $435,763,666
                                       =============    =============   ============    ============    ============   ============

 Beginning units ...................     213,892,002      279,424,784    283,870,233     338,318,703     266,362,367    285,436,115
                                       -------------    -------------   ------------    ------------    ------------   ------------
 Units issued ......................     153,718,217      172,655,649     15,432,921      17,336,056      40,581,187     33,577,225
 Units redeemed ....................    (184,364,673)    (238,188,431)   (57,553,788)    (71,784,526)    (57,093,973)   (52,650,973)
                                       -------------    -------------   ------------    ------------    ------------   ------------
 Ending units ......................     183,245,546      213,892,002    241,749,366     283,870,233     249,849,581    266,362,367
                                       =============    =============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15


                                                             SUBACCOUNTS (CONTINUED)
              ---------------------------------------------------------------------------------------------------------------------
                 PRUDENTIAL FLEXIBLE        PRUDENTIAL CONSERVATIVE
                       MANAGED                      BALANCED                                            PRUDENTIAL HIGH YIELD BOND
                      PORTFOLIO                    PORTFOLIO             PRUDENTIAL VALUE PORTFOLIO              PORTFOLIO
              -------------------------    --------------------------    ---------------------------    ---------------------------
              01/01/2005    01/01/2004     01/01/2005     01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                  TO            TO             TO             TO             TO              TO              TO             TO
              12/31/2005    12/31/2004     12/31/2005     12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------

             $   194,740    $    29,404   $   512,490    $    363,288   $   (233,309)   $   (209,501)   $ 11,776,412   $ 14,426,069
                       0              0       511,745         342,596              0               0               0              0
                (377,559)      (833,319)     (423,229)       (835,159)     1,248,164      (7,423,878)    (11,508,635)   (12,613,537)
                 974,063      3,801,436       261,179       3,568,051     55,481,776      59,354,321       3,768,417     18,432,869
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------


                 791,244      2,997,521       862,185       3,438,776     56,496,631      51,720,942       4,036,194     20,245,401
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------


                 125,285        168,510       278,625         195,297     16,256,015      21,394,102         719,220      1,290,827
              (5,421,580)    (5,709,740)   (9,346,996)    (10,465,932)   (53,091,429)    (45,280,446)    (38,024,426)   (40,671,073)

                (229,798)        48,963      (431,250)         94,020      9,960,551       6,678,528      (3,470,112)    (1,936,786)
                       0              0             0               0       (291,812)       (204,587)        (91,653)      (103,171)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------



              (5,526,093)    (5,492,267)   (9,499,621)    (10,176,615)   (27,166,675)    (17,412,403)    (40,866,971)   (41,420,203)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------

              (4,734,849)    (2,494,746)   (8,637,436)     (6,737,839)    29,329,956      34,308,539     (36,830,777)   (21,174,802)


              34,089,337     36,584,083    53,905,299      60,643,138    396,997,224     362,688,685     240,357,409    261,532,211
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
             $29,354,488    $34,089,337   $45,267,863    $ 53,905,299   $426,327,180    $396,997,224    $203,526,632   $240,357,409
             ===========    ===========   ===========    ============   ============    ============    ============   ============

              21,202,342     24,848,759    34,197,360      40,989,495    202,437,819     201,620,943     160,680,619    190,159,605
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
                 439,277        608,773       649,387       1,064,766     38,637,914      40,368,726      11,172,628     13,975,421
              (3,868,685)    (4,255,190)   (6,693,865)     (7,856,901)   (45,040,307)    (39,551,850)    (38,422,431)   (43,454,407)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
              17,772,934     21,202,342    28,152,882      34,197,360    196,035,426     202,437,819     133,430,816    160,680,619
             ===========    ===========   ===========    ============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                 SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                              PRUDENTIAL NATURAL
                                                   RESOURCES               PRUDENTIAL STOCK INDEX
                                                   PORTFOLIO                     PORTFOLIO              PRUDENTIAL GLOBAL PORTFOLIO
                                           -------------------------    ----------------------------    ---------------------------
                                           01/01/2005    01/01/2004     01/01/2005       01/01/2004      01/01/2005     01/01/2004
                                               TO            TO             TO               TO              TO             TO
                                           12/31/2005    12/31/2004     12/31/2005       12/31/2004      12/31/2005     12/31/2004
                                          -----------    -----------   ------------    -------------    ------------   ------------
OPERATIONS
 Net investment income (loss) .........   $  (199,053)   $   209,203   $     23,031    $   1,239,116    $ (1,057,022)  $   (559,585)
 Capital gains distributions received .     1,127,518        383,998     16,740,469       11,234,005               0              0
 Realized gain (loss) on shares
  redeemed ............................       851,203        437,034     (7,350,862)     (11,004,851)     (3,461,790)    (5,985,796)
 Net change in unrealized gain (loss)
  on investments ......................     4,521,391      1,213,153      9,207,763       55,067,514      21,340,112     15,956,359
                                          -----------    -----------   ------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........     6,301,059      2,243,388     18,620,401       56,535,784      16,821,300      9,410,978
                                          -----------    -----------   ------------    -------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ..........        70,375         65,588     23,225,886       48,477,770       4,679,580      9,100,882
 Surrenders, withdrawals and death
  benefits ............................    (1,972,363)    (1,385,296)   (73,909,593)     (70,056,973)    (13,765,966)   (12,485,939)
 Net transfers between other
   subaccounts or fixed rate option ...     1,120,442        789,110    (14,785,853)      13,236,484      (4,029,339)       366,903
 Withdrawal and other charges .........             0              0       (661,930)        (468,263)       (121,972)       (84,867)
                                          -----------    -----------   ------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ........................      (781,546)      (530,598)   (66,131,490)      (8,810,982)    (13,237,697)    (3,103,021)
                                          -----------    -----------   ------------    -------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..............................     5,519,513      1,712,790    (47,511,089)      47,724,802       3,583,603      6,307,957

NET ASSETS
 Beginning of period ..................    11,783,155     10,070,365    693,094,086      645,369,284     128,220,805    121,912,848
                                          -----------    -----------   ------------    -------------    ------------   ------------
 End of period ........................   $17,302,668    $11,783,155   $645,582,997    $ 693,094,086    $131,804,408   $128,220,805
                                          ===========    ===========   ============    =============    ============   ============

 Beginning units ......................     3,501,077      3,693,730    443,160,103      434,431,502      92,114,846     93,158,486
                                          -----------    -----------   ------------    -------------    ------------   ------------
 Units issued .........................       537,765        545,780     49,082,867      110,943,851      11,554,308     19,750,226
 Units redeemed .......................      (695,357)      (738,433)   (85,145,294)    (102,215,250)    (20,114,911)   (20,793,866)
                                          -----------    -----------   ------------    -------------    ------------   ------------
 Ending units .........................     3,343,485      3,501,077    407,097,676      443,160,103      83,554,243     92,114,846
                                          ===========    ===========   ============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
                                               PRUDENTIAL SMALL                T. ROWE PRICE
               PRUDENTIAL JENNISON              CAPITALIZATION                 INTERNATIONAL               T. ROWE PRICE EQUITY
                    PORTFOLIO                   STOCK PORTFOLIO               STOCK PORTFOLIO                STOCK PORTFOLIO
           ---------------------------    ---------------------------    --------------------------    ----------------------------
           01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004      01/01/2005      01/01/2004
               TO              TO             TO              TO             TO             TO              TO              TO
           12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004      12/31/2005      12/31/2004
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------

          $ (7,844,782)   $ (5,969,525)  $   (994,377)   $   (932,941)  $    72,220    $   (114,520)   $    240,902   $     256,554
                     0               0      7,377,098         437,380       135,437               0       7,233,320       3,598,200
           (26,600,394)    (35,400,470)     4,359,106       2,713,790       500,113        (336,844)      3,643,661       2,025,594
           104,537,581      87,748,468     (3,857,770)     19,659,239     4,707,177       4,896,958      (7,394,507)     14,000,009
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------


            70,092,405      46,378,473      6,884,057      21,877,468     5,414,947       4,445,594       3,723,376      19,880,357
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------


            15,023,848      25,284,851        533,120         485,930       242,431         154,332         866,798         455,677
           (72,804,314)    (64,278,748)   (16,497,915)    (14,105,923)   (5,933,509)     (4,591,740)    (22,761,999)    (18,247,464)

           (22,712,444)    (13,987,368)     3,576,832       6,937,170     1,553,060       1,806,337       3,917,222       4,715,183
              (488,643)       (432,881)       (40,261)        (41,317)      (14,713)        (15,985)        (58,840)        (64,565)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------



           (80,981,553)    (53,414,146)   (12,428,224)     (6,724,140)   (4,152,731)     (2,647,056)    (18,036,819)    (13,141,169)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------

           (10,889,148)     (7,035,673)    (5,544,167)     15,153,328     1,262,216       1,798,538     (14,313,443)      6,739,188


           620,025,560     627,061,233    127,910,616     112,757,288    40,478,749      38,680,211     164,796,428     158,057,240
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
          $609,136,412    $620,025,560   $122,366,449    $127,910,616   $41,740,965    $ 40,478,749    $150,482,985   $ 164,796,428
          ============    ============   ============    ============   ===========    ============    ============   =============

           421,799,695     453,187,148     56,065,626      59,374,221    35,381,727      37,910,468      84,329,331      91,613,951
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
            36,436,469      48,161,532      7,479,151       9,580,801     4,862,644       8,654,904       9,099,343       9,406,190
           (85,563,542)    (79,548,985)   (12,778,418)    (12,889,396)   (8,365,719)    (11,183,645)    (18,264,085)    (16,690,810)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
           372,672,622     421,799,695     50,766,359      56,065,626    31,878,652      35,381,727      75,164,589      84,329,331
          ============    ============   ============    ============   ===========    ============    ============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           PREMIER VIT OPCAP MANAGED     PREMIER VIT OPCAP SMALL CAP
                                                   PORTFOLIO                      PORTFOLIO              AIM V.I. CORE EQUITY FUND
                                          ---------------------------    ---------------------------    ---------------------------
                                          01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                              TO              TO             TO              TO              TO             TO
                                          12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                         ------------    ------------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ........   $   (290,396)   $    297,115   $ (1,157,449)   $ (1,275,756)   $     27,179   $   (421,222)
 Capital gains distributions received       6,153,227               0     12,321,434               0               0              0
 Realized gain (loss) on shares
  redeemed ...........................        574,999      (1,223,056)     2,233,779       2,797,853        (192,493)    (1,165,125)
 Net change in unrealized gain (loss)
  on investments .....................        327,457      18,666,921    (15,690,182)     12,725,725       2,963,205      7,917,892
                                         ------------    ------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........      6,765,287      17,740,980     (2,292,418)     14,247,822       2,797,891      6,331,545
                                         ------------    ------------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .........        950,087         706,195        467,797         362,801         276,436        235,647
 Surrenders, withdrawals and death
  benefits ...........................    (28,567,372)    (28,438,327)   (12,659,882)    (11,935,602)    (11,841,646)   (11,624,595)
 Net transfers between other
  subaccounts or fixed rate option ...     (5,382,872)     (5,628,650)    (5,678,069)        893,099      (3,240,493)    (3,416,782)
 Withdrawal and other charges ........        (94,228)       (106,546)       (31,767)        (38,549)        (39,049)       (46,484)
                                         ------------    ------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .......................    (33,094,385)    (33,467,328)   (17,901,921)    (10,718,251)    (14,844,752)   (14,852,214)
                                         ------------    ------------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .............................    (26,329,098)    (15,726,348)   (20,194,339)      3,529,571     (12,046,861)    (8,520,669)

NET ASSETS
 Beginning of period .................    200,148,014     215,874,362     98,398,220      94,868,649      87,532,610     96,053,279
                                         ------------    ------------   ------------    ------------    ------------   ------------
 End of period .......................   $173,818,916    $200,148,014   $ 78,203,881    $ 98,398,220    $ 75,485,749   $ 87,532,610
                                         ============    ============   ============    ============    ============   ============

 Beginning units .....................    132,223,393     155,779,916     46,584,707      52,211,438      58,701,262     69,192,674
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Units issued ........................      3,344,154       3,004,273      3,620,110       5,630,108       2,071,112      2,238,606
 Units redeemed ......................    (24,981,390)    (26,560,796)   (12,684,270)    (11,256,839)    (11,997,492)   (12,730,018)
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Ending units ........................    110,586,157     132,223,393     37,520,547      46,584,707      48,774,882     58,701,262
                                         ============    ============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19


                                                            SUBACCOUNTS (CONTINUED)
             ----------------------------------------------------------------------------------------------------------------------
                                               JANUS ASPEN LARGE CAP
               AIM V.I. PREMIER EQUITY        GROWTH - INSTITUTIONAL        JANUS ASPEN INTERNATIONAL        MFS VIT - RESEARCH
                        FUND                          SHARES                    GROWTH PORTFOLIO                 BOND SERIES
             ---------------------------    ---------------------------    ---------------------------    -------------------------
             01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004
                 TO              TO             TO              TO             TO              TO             TO             TO
             12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------

            $   (792,567)   $ (1,458,828)  $ (1,412,356)   $ (1,963,984)  $   (327,827)   $   (819,891)   $  (381,319)  $  (137,664)
                       0               0              0               0              0               0              0             0
              (8,190,144)     (9,825,695)    (9,458,633)    (11,455,592)     3,562,660      (1,885,531)      (838,873)   (1,805,880)
              13,978,563      17,172,998     13,941,184      17,274,574     43,383,838      29,033,197      3,705,802     7,855,279
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------


               4,995,852       5,888,475      3,070,195       3,854,998     46,618,671      26,327,775      2,485,610     5,911,735
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------


                 260,119         409,935        345,050         845,675        503,970         557,130         71,559       163,043
             (18,711,017)    (17,254,921)   (18,433,869)    (17,111,527)   (23,046,183)    (18,850,156)    (6,804,128)   (5,203,800)

              (7,819,374)     (7,860,893)    (8,708,739)    (10,415,508)    (3,189,605)     (7,905,025)      (896,465)   (1,669,375)
                 (72,472)        (85,972)       (76,999)        (94,888)       (79,852)        (86,410)       (19,625)      (22,650)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------



             (26,342,744)    (24,791,851)   (26,874,557)    (26,776,248)   (25,811,670)    (26,284,461)    (7,648,659)   (6,732,782)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------

             (21,346,892)    (18,903,376)   (23,804,362)    (22,921,250)    20,807,001          43,314     (5,163,049)     (821,047)


             148,445,110     167,348,486    150,008,465     172,929,715    172,016,720     171,973,406     45,567,266    46,388,313
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
            $127,098,218    $148,445,110   $126,204,103    $150,008,465   $192,823,721    $172,016,720    $40,404,217   $45,567,266
            ============    ============   ============    ============   ============    ============    ===========   ===========

             109,220,077     128,354,897    108,636,431     128,974,495     94,695,241     110,936,087     33,162,132    38,554,399
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
               3,308,032       3,084,853      6,353,033       4,153,677     10,224,870       5,428,280      1,489,848     1,416,260
             (22,787,035)    (22,219,673)   (26,315,068)    (24,491,741)   (23,552,913)    (21,669,126)    (6,971,844)   (6,808,527)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
              89,741,074     109,220,077     88,674,396     108,636,431     81,367,198      94,695,241     27,680,136    33,162,132
            ============    ============   ============    ============   ============    ============    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                                                CREDIT SUISSE TRUST
                                                                                      GLOBAL                 AMERICAN CENTURY VP
                                              MFS EMERGING GROWTH SERIES          SMALL CAP FUND                 VALUE FUND
                                              ---------------------------    -------------------------    -------------------------
                                              01/01/2005      01/01/2004     01/01/2005     01/01/2004    01/01/2005     01/01/2004
                                                  TO              TO             TO             TO            TO             TO
                                              12/31/2005      12/31/2004     12/31/2005     12/31/2004    12/31/2005     12/31/2004
                                             ------------    ------------   -----------    -----------    -----------   -----------
OPERATIONS
 Net investment income (loss) ............   $ (1,572,189)   $ (1,752,490)  $  (331,262)   $  (331,029)   $  (293,265)  $  (230,921)
 Capital gains distributions received ....              0               0             0              0      6,246,311       477,375
 Realized gain (loss) on shares redeemed .     (7,816,219)     (9,853,050)     (876,560)    (1,634,491)     1,748,794     1,470,995
 Net change in unrealized gain (loss) on
  investments ............................     17,111,670      24,893,709     4,424,556      5,555,729     (5,702,488)    5,676,778
                                             ------------    ------------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............      7,723,262      13,288,169     3,216,734      3,590,209      1,999,352     7,394,227
                                             ------------    ------------   -----------    -----------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .............        282,164         497,238        50,446         89,253      1,647,926       220,373
 Surrenders, withdrawals and death
  benefits ...............................    (15,731,271)    (14,336,081)   (3,017,768)    (2,799,786)    (9,833,652)   (6,846,150)
 Net transfers between other subaccounts
  or fixed rate option ...................     (7,270,979)     (6,187,855)     (612,507)       242,561        351,534     2,502,420
 Withdrawal and other charges ............        (64,560)        (76,414)      (11,332)       (12,594)       (22,423)      (24,268)
                                             ------------    ------------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ...........................    (22,784,646)    (20,103,112)   (3,591,161)    (2,480,566)    (7,856,615)   (4,147,625)
                                             ------------    ------------   -----------    -----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..    (15,061,384)     (6,814,943)     (374,427)     1,109,643     (5,857,263)    3,246,602

NET ASSETS
 Beginning of period .....................    126,132,586     132,947,529    24,922,230     23,812,587     63,894,449    60,647,847
                                             ------------    ------------   -----------    -----------    -----------   -----------
 End of period ...........................   $111,071,202    $126,132,586   $24,547,803    $24,922,230    $58,037,186   $63,894,449
                                             ============    ============   ===========    ===========    ===========   ===========


 Beginning units .........................     98,290,772     115,436,823    22,246,516     24,729,695     34,892,219    37,345,849
                                             ------------    ------------   -----------    -----------    -----------   -----------
 Units issued ............................      3,627,055       4,619,328     2,799,093      3,743,882      4,688,276     5,062,341
 Units redeemed ..........................    (21,554,539)    (21,765,379)   (5,915,937)    (6,227,061)    (8,957,780)   (7,515,971)
                                             ------------    ------------   -----------    -----------    -----------   -----------
 Ending units ............................     80,363,288      98,290,772    19,129,672     22,246,516     30,622,715    34,892,219
                                             ============    ============   ===========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
                                          PRUDENTIAL JENNISON 20/20       PRUDENTIAL DIVERSIFIED
            FRANKLIN SMALL - MID CAP                FOCUS                      CONSERVATIVE
               GROWTH SECURITIES                  PORTFOLIO                  GROWTH PORTFOLIO                DAVIS VALUE FUND
           --------------------------    ---------------------------    ---------------------------    ----------------------------
           01/01/2005     01/01/2004     01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005      01/01/2004
               TO             TO             TO              TO             TO              TO              TO              TO
           12/31/2005     12/31/2004     12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005      12/31/2004
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------

          $   (745,362)   $  (836,019)  $   (753,601)   $   (756,597)  $  2,574,827    $  2,707,891    $   (308,768)  $    (380,318)
                     0              0              0               0              0               0               0               0
            (1,843,875)    (2,314,016)       980,144         238,903      2,535,471       1,103,764       1,521,013         341,860
             4,031,486      8,712,213     12,042,155       8,409,490      2,730,333       8,271,173       4,049,436       7,024,593
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------


             1,442,249      5,562,178     12,268,698       7,891,796      7,840,631      12,082,828       5,261,681       6,986,135
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------


               122,356        202,883        335,070         168,042        722,543       1,123,788       3,295,693         458,828
            (6,921,090)    (6,128,194)    (8,573,349)     (6,679,645)   (22,210,088)    (18,191,688)    (12,536,561)     (7,666,257)

            (2,983,198)    (1,839,082)     9,958,462       1,942,329       (513,632)      2,710,234       1,099,053       6,683,593
               (27,221)       (32,261)       (27,737)        (28,614)       (58,383)        (63,582)        (22,598)        (23,271)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------



            (9,809,153)    (7,796,654)     1,692,446      (4,597,888)   (22,059,560)    (14,421,248)     (8,164,413)       (547,107)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------

            (8,366,904)    (2,234,476)    13,961,144       3,293,908    (14,218,929)     (2,338,420)     (2,902,732)      6,439,028


            60,059,761     62,294,237     62,053,175      58,759,267    157,523,182     159,861,602      71,510,980      65,071,952
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
          $ 51,692,857    $60,059,761   $ 76,014,319    $ 62,053,175   $143,304,253    $157,523,182    $ 68,608,248   $  71,510,980
          ============    ===========   ============    ============   ============    ============    ============   =============


            39,929,116     45,499,046     51,736,138      56,016,258    123,176,004     135,063,781      69,705,276      70,263,088
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
             4,902,886      2,838,426     12,797,348       6,719,272      5,635,885       9,482,849      11,243,279      15,919,117
           (11,579,157)    (8,408,356)   (11,680,877)    (10,999,392)   (22,668,142)    (21,370,626)    (18,990,219)    (16,476,929)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
            33,252,845     39,929,116     52,852,609      51,736,138    106,143,747     123,176,004      61,958,336      69,705,276
          ============    ===========   ============    ============   ============    ============    ============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                             ALLIANCEBERNSTEIN LARGE     PRUDENTIAL SP T.ROWE PRICE
                                                       CAP                   LARGE - CAP GROWTH          PRUDENTIAL SP DAVIS VALUE
                                                GROWTH PORTFOLIO                  PORTFOLIO                      PORTFOLIO
                                            -------------------------    ---------------------------    ---------------------------
                                            01/01/2005    01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                                TO            TO             TO              TO              TO             TO
                                            12/31/2005    12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                           -----------    -----------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ..........   $  (146,642)   $  (160,651)  $   (870,313)   $   (773,798)   $ (1,650,151)  $ (2,361,508)
 Capital gains distributions received ..             0              0              0               0      23,511,300              0
 Realized gain (loss) on shares
  redeemed .............................      (174,009)      (474,070)       581,383         (33,528)      3,081,432      2,162,767
 Net change in unrealized gain (loss)
   on investments ......................     1,595,857      1,345,344      7,870,042       3,116,094      (7,195,824)    20,923,470
                                           -----------    -----------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............     1,275,206        710,623      7,581,112       2,308,768      17,746,757     20,724,729
                                           -----------    -----------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...........       956,862         28,117      3,811,192      10,302,127      18,436,514     41,374,075
 Surrenders, withdrawals and death
  benefits .............................    (2,584,759)    (1,208,017)    (3,832,314)     (3,145,472)    (16,039,171)   (12,169,100)
 Net transfers between other
  subaccounts or fixed rate option .....       325,543       (594,364)    (1,092,616)      1,664,500      (4,738,940)    14,886,917
 Withdrawal and other charges ..........        (4,144)        (4,754)      (109,082)        (63,718)       (425,176)      (248,332)
                                           -----------    -----------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .........................    (1,306,498)    (1,779,018)    (1,222,820)      8,757,437      (2,766,773)    43,843,560
                                           -----------    -----------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS        (31,292)    (1,068,395)     6,358,292      11,066,205      14,979,984     64,568,289

NET ASSETS
 Beginning of period ...................    11,285,979     12,354,374     53,432,712      42,366,507     228,840,293    164,272,004
                                           -----------    -----------   ------------    ------------    ------------   ------------
 End of period .........................   $11,254,687    $11,285,979   $ 59,791,004    $ 53,432,712    $243,820,277   $228,840,293
                                           ===========    ===========   ============    ============    ============   ============


 Beginning units .......................    19,559,751     22,880,581     60,176,615      53,416,678     189,703,912    155,812,824
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Units issued ..........................     3,117,804      3,487,753      9,685,721      20,147,462      31,802,115     61,762,834
 Units redeemed ........................    (5,452,983)    (6,808,583)   (12,620,592)    (13,387,525)    (35,669,632)   (27,871,746)
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Ending units ..........................    17,224,572     19,559,751     57,241,744      60,176,615     185,836,395    189,703,912
                                           ===========    ===========   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23



                                                           SUBACCOUNTS (CONTINUED)
          -------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRUDENTIAL SP PIMCO HIGH
            PRUDENTIAL SP SMALL CAP        PRUDENTIAL SP SMALL CAP       PRUDENTIAL SP PIMCO TOTAL                 YIELD
                VALUE PORTFOLIO               GROWTH PORTFOLIO                RETURN PORTFOLIO                   PORTFOLIO
          ---------------------------    ---------------------------    ----------------------------    ---------------------------
          01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005       01/01/2004      01/01/2005     01/01/2004
              TO              TO             TO              TO             TO               TO              TO             TO
          12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005       12/31/2004      12/31/2005     12/31/2004
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------

         $ (2,330,433)   $ (2,295,221)  $   (598,496)   $   (498,386)  $ 14,937,975    $   1,789,187    $  9,373,638   $  8,312,951
           25,276,567          46,261              0               0      8,173,454        7,879,777       2,712,916      1,408,581
            3,784,154       2,448,059        291,398         179,705        906,429        2,178,852         749,369        782,317
          (19,811,506)     30,775,432        770,574        (276,571)   (20,179,812)       4,291,417      (8,389,007)     1,795,469
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------


            6,918,782      30,974,531        463,476        (595,252)     3,838,046       16,139,233       4,446,916     12,299,318
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------


           21,085,909      42,154,143      4,388,235      10,643,113     34,218,653       71,078,247      17,885,556     44,028,887
          (16,478,645)    (10,917,661)    (2,300,517)     (2,116,513)   (47,726,383)     (41,159,292)    (16,052,943)    (9,910,901)

             (250,597)     22,810,593         20,758       2,858,943      5,866,695        1,294,539      (3,639,342)    10,376,953
             (409,054)       (203,479)       (77,897)        (40,922)      (650,901)        (407,014)       (365,277)      (194,758)
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------



            3,947,613      53,843,596      2,030,579      11,344,621     (8,291,936)      30,806,480      (2,172,006)    44,300,181
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------

           10,866,395      84,818,127      2,494,055      10,749,369     (4,453,890)      46,945,713       2,274,910     56,599,499


          213,280,961     128,462,834     36,833,628      26,084,259    471,428,292      424,482,579     189,300,290    132,700,791
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
         $224,147,356    $213,280,961   $ 39,327,683    $ 36,833,628   $466,974,402    $ 471,428,292    $191,575,200   $189,300,290
         ============    ============   ============    ============   ============    =============    ============   ============


          149,233,424     108,304,748     38,776,789      29,424,462    403,101,649      369,822,279     146,925,441    110,566,071
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
           40,666,757      69,120,667     12,128,237      29,159,937     89,517,837      136,520,453      37,496,619     69,825,365
          (38,350,383)    (28,191,991)   (11,301,941)    (19,807,610)   (93,813,409)    (103,241,083)    (39,067,504)   (33,465,995)
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
          151,549,798     149,233,424     39,603,085      38,776,789    398,806,077      403,101,649     145,354,556    146,925,441
         ============    ============   ============    ============   ============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                JANUS ASPEN LARGE CAP
                                                       GROWTH                PRUDENTIAL SP LARGE CAP       PRUDENTIAL SP AIM CORE
                                                 PORTFOLIO - SERVICE                  VALUE                        EQUITY
                                                       SHARES                       PORTFOLIO                     PORTFOLIO
                                              -------------------------    ---------------------------    -------------------------
                                              01/01/2005    01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004
                                                  TO            TO             TO              TO             TO             TO
                                              12/31/2005    12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004
                                             -----------    -----------   ------------    ------------    -----------   -----------
OPERATIONS
 Net investment income (loss) ............   $  (320,207)   $  (317,564)  $   (781,670)   $   (597,026)   $  (166,283)  $  (265,263)
 Capital gains distributions received ....             0              0      2,578,872               0              0             0
 Realized gain (loss) on shares redeemed .       137,201        (50,400)     2,811,229       1,088,307        416,012       215,069
 Net change in unrealized gain (loss) on
  investments ............................       673,073        928,071        703,945      11,548,488        577,096     1,757,822
                                             -----------    -----------   ------------    ------------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............       490,067        560,107      5,312,376      12,039,769        826,825     1,707,628
                                             -----------    -----------   ------------    ------------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .............     1,767,048      3,576,464     11,218,607      14,620,083      2,106,951     4,847,975
 Surrenders, withdrawals and death
  benefits ...............................    (1,714,278)    (1,316,327)    (8,959,942)     (5,128,710)    (1,980,207)   (1,471,407)
 Net transfers between other subaccounts
  or fixed rate option ...................    (1,089,399)       897,779      6,648,927       9,484,641         58,241     2,372,332
 Withdrawal and other charges ............       (41,469)       (25,450)      (155,278)        (86,285)       (46,630)      (27,542)
                                             -----------    -----------   ------------    ------------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ...........................    (1,078,098)     3,132,466      8,752,314      18,889,729        138,355     5,721,358
                                             -----------    -----------   ------------    ------------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..      (588,031)     3,692,573     14,064,690      30,929,498        965,180     7,428,986

NET ASSETS
 Beginning of period .....................    22,331,675     18,639,102     94,236,232      63,306,734     27,334,238    19,905,252
                                             -----------    -----------   ------------    ------------    -----------   -----------
 End of period ...........................   $21,743,644    $22,331,675   $108,300,922    $ 94,236,232    $28,299,418   $27,334,238
                                             ===========    ===========   ============    ============    ===========   ===========

 Beginning units .........................    26,094,846     24,483,235     77,840,739      62,105,323     28,927,452    24,460,012
                                             -----------    -----------   ------------    ------------    -----------   -----------
 Units issued ............................     4,361,603      7,248,788     29,167,477      29,908,752      4,898,050     9,502,536
 Units redeemed ..........................    (6,280,988)    (5,637,177)   (22,626,379)    (14,173,336)    (5,365,011)   (5,035,096)
                                             -----------    -----------   ------------    ------------    -----------   -----------
 Ending units ............................    24,175,461     26,094,846     84,381,837      77,840,739     28,460,491    28,927,452
                                             ===========    ===========   ============    ============    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25


                                                         SUBACCOUNTS (CONTINUED)
          ----------------------------------------------------------------------------------------------------------------------
          PRUDENTIAL SP STRATEGIC        PRUDENTIAL SP MID CAP
                  PARTNERS                       GROWTH              SP PRUDENTIAL U.S. EMERGING     PRUDENTIAL SP CONSERVATIVE
          FOCUSED GROWTH PORTFOLIO             PORTFOLIO                   GROWTH PORTFOLIO          ASSET ALLOCATION PORTFOLIO
         -------------------------    ---------------------------    ---------------------------     ---------------------------
         01/01/2005     01/01/2004     01/01/2005     01/01/2004      01/01/2005     01/01/2004      01/01/2005      01/01/2004
             TO             TO             TO             TO              TO             TO              TO              TO
         12/31/2005     12/31/2004     12/31/2005     12/31/2004      12/31/2005     12/31/2004       4/29/2005      12/31/2004
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------

         $  (436,880)  $  (354,283)   $ (1,773,781)  $ (1,072,575)   $ (2,062,216)  $ (1,345,187)   $ (1,906,620)   $   (921,067)
                   0             0               0              0      18,576,610         21,451      15,754,443         900,205
             692,794       144,784       2,231,696        560,450       1,595,404      1,084,163       5,522,383       2,787,086
           3,435,147     2,332,408       7,045,991     13,028,125       4,930,506     16,674,090       3,789,792      24,224,330
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------


           3,691,061     2,122,909       7,503,906     12,516,000      23,040,304     16,434,517      23,159,998      26,990,554
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------


           2,929,254     4,234,932      11,070,912     21,040,310      14,013,578     22,543,150     162,746,860     120,671,057
          (1,930,167)   (1,252,133)     (7,540,102)    (5,065,713)     (8,584,704)    (5,117,270)    (42,660,061)    (27,223,871)

           1,514,349     1,531,429      20,816,144     13,720,988      20,462,030      6,920,556      27,739,956      45,432,372
             (51,911)      (31,980)       (223,090)       (79,760)       (267,234)      (105,182)       (800,392)       (385,375)
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------



           2,461,525     4,482,248      24,123,864     29,615,825      25,623,670     24,241,254     147,026,363     138,494,183
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------

           6,152,586     6,605,157      31,627,770     42,131,825      48,663,974     40,675,771     170,186,361     165,484,737


          26,017,331    19,412,174      92,650,289     50,518,464     108,264,309     67,588,538     432,865,872     267,381,135
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
         $32,169,917   $26,017,331    $124,278,059   $ 92,650,289    $156,928,283   $108,264,309    $603,052,233    $432,865,872
         ===========   ===========    ============   ============    ============   ============    ============    ============

          28,429,602    24,824,031      95,142,820     67,470,216      93,664,569     76,117,764     368,692,494     246,728,956
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
           8,673,302     8,939,924      58,029,480     50,517,324      49,131,035     42,376,223     131,017,800     177,749,766
          (7,249,044)   (5,334,353)    (35,095,941)   (22,844,720)    (28,492,307)   (24,829,418)    (85,763,122)    (55,786,228)
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
          29,853,860    28,429,602     118,076,359     95,142,820     114,303,297     93,664,569     413,947,172     368,692,494
         ===========   ===========    ============   ============    ============   ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                               SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------
                                                                                                         PRUDENTIAL SP AGGRESSIVE
                                      PRUDENTIAL SP BALANCED ASSET      PRUDENTIAL SP GROWTH ASSET                GROWTH
                                          ALLOCATION PORTFOLIO             ALLOCATION PORTFOLIO         ASSET ALLOCATION PORTFOLIO
                                      -----------------------------    -----------------------------    ---------------------------
                                       01/01/2005       01/01/2004      01/01/2005       01/01/2004      01/01/2005     01/01/2004
                                           TO               TO              TO               TO              TO             TO
                                        4/29/2005       12/31/2004       4/29/2005       12/31/2004      4/29/2005      12/31/2004
                                     --------------    ------------   --------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ....   $   (8,391,491)   $ (5,155,492)  $   (9,710,264)   $ (5,494,084)   $ (1,984,517)  $ (1,282,329)
 Capital gains distributions
  received .......................       28,541,150         391,558       23,715,519               0       4,927,915              0
 Realized gain (loss) on shares
  redeemed .......................       10,206,946       3,905,465        9,694,025       2,852,616       1,796,723        779,686
 Net change in unrealized gain
  (loss) on investments ..........       33,460,032      61,620,530       44,912,109      57,245,689       7,633,077     12,308,390
                                     --------------    ------------   --------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS ......       63,816,637      60,762,061       68,611,389      54,604,221      12,373,198     11,805,747
                                     --------------    ------------   --------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .....      421,371,087     235,367,738      427,838,765     199,756,990      25,314,484     44,973,372
 Surrenders, withdrawals and
  death benefits .................      (63,097,609)    (33,478,654)     (39,846,844)    (19,087,699)     (6,046,274)    (3,692,371)
 Net transfers between other
  subaccounts or fixed rate
  option .........................       71,151,118      89,433,241       47,604,714      61,391,559      10,277,529     13,288,481
 Withdrawal and other charges ....       (1,811,394)       (791,974)      (1,732,873)       (700,863)       (398,235)      (145,815)
                                     --------------    ------------   --------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .............      427,613,202     290,530,351      433,863,762     241,359,987      29,147,504     54,423,667
                                     --------------    ------------   --------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .........................      491,429,839     351,292,412      502,475,151     295,964,208      41,520,702     66,229,414

NET ASSETS
 Beginning of period .............      772,349,897     421,057,485      597,023,484     301,059,276     117,544,427     51,315,013
                                     --------------    ------------   --------------    ------------    ------------   ------------
 End of period ...................   $1,263,779,736    $772,349,897   $1,099,498,635    $597,023,484    $159,065,129   $117,544,427
                                     ==============    ============   ==============    ============    ============   ============

 Beginning units .................      636,614,087     389,561,302      477,746,127     281,218,907      92,088,746     49,023,735
                                     --------------    ------------   --------------    ------------    ------------   ------------
 Units issued ....................      267,261,849     327,831,019      202,435,601     245,496,072      37,980,858     55,787,886
 Units redeemed ..................     (131,587,385)    (80,778,234)     (87,018,952)    (48,968,852)    (17,090,755)   (12,722,875)
                                     --------------    ------------   --------------    ------------    ------------   ------------
 Ending units ....................      772,288,551     636,614,087      593,162,776     477,746,127     112,978,849     92,088,746
                                     ==============    ============   ==============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                   PRUDENTIAL SP WILLIAM BLAIR         PRUDENTIAL SP LSV
                      INTERNATIONAL GROWTH               INTERNATIONAL            EVERGREEN VA BALANCED       EVERGREEN VA GROWTH
                            PORTFOLIO                   VALUE PORTFOLIO                   FUND                       FUND
                   ---------------------------    ---------------------------    -----------------------    -----------------------
                   01/01/2005      01/01/2004     01/01/2005      01/01/2004    01/01/2005    01/01/2004    01/01/2005   01/01/2004
                       TO              TO             TO              TO            TO            TO            TO           TO
                   12/31/2005      12/31/2004     12/31/2005      12/31/2004    12/31/2005    12/31/2004    12/31/2005   12/31/2004
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------

                  $   (712,287)   $   (638,139)  $   (858,931)   $   (618,843)  $    9,185    $  (13,867)   $  (22,939)  $  (23,213)
                     3,115,642               0      6,300,490               0            0             0             0            0
                     1,531,954         881,262      1,254,808         700,197       29,775        19,955        37,698       16,233
                     6,591,023       7,035,383      1,817,978       7,598,943       (1,130)       59,638        29,857      161,078
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------


                    10,526,332       7,278,506      8,514,337       7,680,297       37,830        65,726        44,616      154,098
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------


                    10,794,872      13,853,630      9,680,868      12,670,806       79,494       450,902        39,813      535,986
                    (4,338,616)     (3,210,864)    (5,503,963)     (2,456,683)    (163,638)     (104,334)     (139,627)     (51,386)

                     3,791,972      10,481,715      4,017,247       3,143,877     (271,303)     (189,730)     (139,297)    (131,777)
                      (128,275)        (58,541)      (148,186)        (74,034)      (2,079)       (3,482)       (2,126)      (1,889)
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------



                    10,119,953      21,065,940      8,045,966      13,283,966     (357,526)      153,356      (241,237)     350,934
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------

                    20,646,285      28,344,446     16,560,303      20,964,263     (319,696)      219,082      (196,621)     505,032


                    63,261,709      34,917,263     64,334,635      43,370,372    1,553,759     1,334,677     1,535,720    1,030,688
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                  $ 83,907,994    $ 63,261,709   $ 80,894,938    $ 64,334,635   $1,234,063    $1,553,759    $1,339,099   $1,535,720
                  ============    ============   ============    ============   ==========    ==========    ==========   ==========

                    58,452,618      40,927,605     56,154,796      45,767,010    1,325,909     1,190,092     1,019,764      766,474
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                    22,995,106      39,405,911     19,471,361      25,315,759      196,401       551,410        56,071      501,696
                   (16,011,767)    (21,880,898)   (13,742,304)    (14,927,973)    (505,044)     (415,593)     (227,130)    (248,406)
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                    65,435,957      58,452,618     61,883,853      56,154,796    1,017,266     1,325,909       848,705    1,019,764
                  ============    ============   ============    ============   ==========    ==========    ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                       SUBACCOUNTS
                                                      -----------------------------------------------------------------------------


                                                                                                                 EVERGREEN VA
                                                                                  EVERGREEN VA SPECIAL           INTERNATIONAL
                                                      EVERGREEN VA OMEGA FUND          VALUES FUND                EQUITY FUND
                                                      -----------------------    -----------------------    -----------------------
                                                     01/01/2005    01/01/2004   01/01/2005    01/01/2004    01/01/2005    1/01/2004
                                                         TO            TO           TO            TO            TO           TO
                                                     12/31/2005    12/31/2004   12/31/2005    12/31/2004    12/31/2005   12/31/2004
                                                     ----------    ----------   ----------    ----------    ----------   ----------
OPERATIONS
 Net investment income (loss) ....................   $  (46,459)   $  (52,912)  $  (26,608)   $  (16,128)   $   12,737   $     (675)
 Capital gains distributions received ............            0             0      417,032        28,232             0            0
 Realized gain (loss) on shares redeemed .........       56,031        74,967      104,221        56,897        17,640        2,016
 Net change in unrealized gain (loss) on
  investments ....................................       39,593       169,806     (161,923)      480,340       176,546      128,299
                                                     ----------    ----------   ----------    ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................       49,165       191,861      332,722       549,341       206,923      129,640
                                                     ----------    ----------   ----------    ----------    ----------   ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .....................       23,403       931,130      159,783     1,350,530       301,295      467,429
 Surrenders, withdrawals and death benefits ......     (124,117)      (57,759)    (162,448)      (85,250)      (40,262)      (7,121)
 Net transfers between other subaccounts or fixed
  rate option ....................................     (269,892)     (197,984)      (1,147)      192,891       202,051      123,059
 Withdrawal and other charges ....................       (7,487)       (4,826)     (10,022)       (4,047)       (2,294)        (688)
                                                     ----------    ----------   ----------    ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CONTRACT OWNER TRANSACTIONS ...............     (378,093)      670,561      (13,834)    1,454,124       460,790      582,679
                                                     ----------    ----------   ----------    ----------    ----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........     (328,928)      862,422      318,888     2,003,465       667,713      712,319

NET ASSETS
 Beginning of period .............................    3,469,436     2,607,014    3,833,004     1,829,539     1,062,294      349,975
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 End of period ...................................   $3,140,508    $3,469,436   $4,151,892    $3,833,004    $1,730,007   $1,062,294
                                                     ==========    ==========   ==========    ==========    ==========   ==========

 Beginning units .................................    2,483,750     1,962,208    2,603,188     1,470,603        86,839       33,522
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 Units issued ....................................      219,850     1,283,989      465,465     1,534,966        55,172       63,824
 Units redeemed ..................................     (500,842)     (762,447)    (483,040)     (402,381)      (18,011)     (10,507)
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 Ending units ....................................    2,202,758     2,483,750    2,585,613     2,603,188       124,000       86,839
                                                     ==========    ==========   ==========    ==========    ==========   ==========


* Date subaccount became available for investment


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29


                                                      SUBACCOUNTS (CONTINUED)
  ----------------------------------------------------------------------------------------------------------------------------------
                                    AST                                 AST AMERICAN      AST COHEN &                     AST DEAM
        EVERGREEN VA         ALLIANCEBERNSTEIN     AST AMERICAN      CENTURY STRATEGIC    STEERS REAL    AST GLOBAL      LARGE-CAP
        FUNDAMENTAL           GROWTH & INCOME    CENTURY INCOME &         BALANCED          ESTATE       ALLOCATION        VALUE
       LARGE CAP FUND            PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO      PORFOLIO        PORFOLIO
  -----------------------    -----------------   ----------------    -----------------    -----------   -----------     -----------
  01/01/2005    1/01/2004       03/14/2005*         03/14/2005*         03/14/2005*       03/14/2005*   03/14/2005*     03/14/2005*
      TO           TO               TO                  TO                   TO               TO             TO              TO
  12/31/2005   12/31/2004       12/31/2005          12/31/2005           12/31/2005       12/31/2005     12/31/2005      12/31/2005
  ----------   ----------    -----------------   ----------------    -----------------    -----------   -----------     -----------

  $  (25,657)  $      739       $   (5,114)         $   (8,827)          $   (6,949)      $  (33,437)    $   (1,664)     $  (17,173)
           0            0                0                   0                    0            3,254              0               0
      52,618        5,637            2,206               4,004                  181           19,238            672           7,423
     312,399      190,372           33,647              35,315               27,207          257,528         13,106         144,175
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------


     339,360      196,748           30,739              30,492               20,439          246,583         12,114         134,425
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------


      52,142    1,584,640          684,550             972,483              491,932        2,091,786        417,043       1,586,392
    (299,334)     (14,752)         (58,676)            (47,695)                (231)        (266,638)          (784)        (39,967)

   1,059,437      499,727          520,232             494,472              387,548        3,256,053         66,093       1,491,307
      (9,389)        (667)             (84)               (234)                 (87)          (2,349)           (61)           (748)
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------



     802,856    2,068,948        1,146,022           1,419,026              879,162        5,078,852        482,291       3,036,984
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------

   1,142,216    2,265,696        1,176,761           1,449,518              899,601        5,325,435        494,405       3,171,409


   2,975,543      709,847                0                   0                    0                0              0               0
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
  $4,117,759   $2,975,543       $1,176,761          $1,449,518           $  899,601       $5,325,435     $  494,405      $3,171,409
  ==========   ==========       ==========          ==========           ==========       ==========     ==========      ==========

     266,436       68,284                0                   0                    0                0              0               0
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
     137,539      221,863          136,208             157,477              102,420          567,935         49,353         359,067
     (60,038)     (23,711)         (21,536)            (17,202)             (15,183)        (124,886)        (2,756)        (63,221)
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
     343,937      266,436          114,672             140,275               87,237          443,049         46,597         295,846
  ==========   ==========       ==========          ==========           ==========       ==========     ==========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------


                                             AST DEAM      AST DEAM     AST GOLDMAN    AST FEDERATED
                                            SMALL-CAP      SMALL-CAP       SACHS         AGGRESSIVE     AST MID-CAP   AST SMALL CAP
                                              GROWTH         VALUE       HIGH YIELD        GROWTH          VALUE          VALUE
                                             PORFOLIO      PORFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           -----------    -----------   -----------    -------------    -----------   -------------
                                           03/14/2005*    03/14/2005*   03/14/2005*     03/14/2005*     03/14/2005*    03/14/2005*
                                                TO            TO             TO              TO             TO              TO
                                            12/31/2005    12/31/2005     12/31/2005      12/31/2005     12/31/2005      12/31/2005
                                           -----------    -----------   -----------    -------------    -----------   -------------
OPERATIONS
 Net investment income (loss) ..........    $   (4,414)   $   (7,207)    $   (9,266)     $  (15,546)    $   (9,047)     $  (14,429)
 Capital gains distributions received ..             0           329              0           2,785              0             273
 Realized gain (loss) on shares
  redeemed .............................         3,774          (736)        (5,079)         19,579          4,302          29,323
 Net change in unrealized gain (loss)
  on investments .......................        18,699        (1,359)        43,783         212,525         26,773          59,084
                                            ----------    ----------     ----------      ----------     ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............        18,059        (8,973)        29,438         219,343         22,028          74,251
                                            ----------    ----------     ----------      ----------     ----------      ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...........       448,083       568,507      1,531,574       1,199,221      1,086,191       1,162,010
 Surrenders, withdrawals and death
  benefits .............................       (60,972)       (7,491)       (45,531)        (18,952)       (20,987)        (13,423)
 Net transfers between other
   subaccounts or fixed rate option ....       242,591       600,138      1,191,078       1,859,709        392,863       1,212,553
 Withdrawal and other charges ..........           (79)         (362)        (1,120)         (1,660)          (141)         (2,516)
                                            ----------    ----------     ----------      ----------     ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .........................       629,623     1,160,792      2,676,001       3,038,318      1,457,926       2,358,623
                                            ----------    ----------     ----------      ----------     ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        647,682     1,151,819      2,705,439       3,257,661      1,479,954       2,432,875

NET ASSETS
 Beginning of period ...................             0             0              0               0              0               0
                                            ----------    ----------     ----------      ----------     ----------      ----------
 End of period .........................    $  647,682    $1,151,819     $2,705,439      $3,257,661     $1,479,954      $2,432,875
                                            ==========    ==========     ==========      ==========     ==========      ==========

 Beginning units .......................             0             0              0               0              0               0
                                            ----------    ----------     ----------      ----------     ----------      ----------
 Units issued ..........................       101,893       136,333        339,876         350,168        169,161         287,551
 Units redeemed ........................       (39,080)      (21,380)       (65,467)        (52,859)       (26,145)        (58,971)
                                            ----------    ----------     ----------      ----------     ----------      ----------
 Ending units ..........................        62,813       114,953        274,409         297,309        143,016         228,580
                                            ==========    ==========     ==========      ==========     ==========      ==========

* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31



                                                            SUBACCOUNTS (CONTINUED)
            -----------------------------------------------------------------------------------------------------------------------
                                                                                                              AST           AST
            AST GOLDMAN                                                                                   NEUBERGER &   NEUBERGER &
               SACHS        AST GOLDMAN        AST                          AST MARSICO                     BERMAN         BERMAN
           CONCENTRATED    SACHS MID-CAP    LARGE-CAP     AST LORD ABBETT     CAPITAL        AST MFS        MID-CAP       MID-CAP
              GROWTH          GROWTH          VALUE       BOND DEBENTURE       GROWTH         GROWTH        GROWTH         VALUE
             PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
           ------------    -------------   -----------    ---------------   -----------    -----------    -----------   -----------
            03/14/2005*     03/14/2005*    03/14/2005*      03/14/2005*     03/14/2005*    03/14/2005*    03/14/2005*   03/14/2005*
                TO              TO              TO              TO               TO             TO            TO             TO
            12/31/2005      12/31/2005      12/31/2005      12/31/2005       12/31/2005     12/31/2005    12/31/2005     12/31/2005
           ------------    -------------   -----------    ---------------   -----------    -----------    -----------   -----------

            $   (5,925)     $  (15,593)    $   (65,189)     $  (15,591)      $  (44,641)    $   (8,227)   $  (21,971)   $   (60,786)
                     0               0               0             217                0              0             0         12,304
                 5,545           5,393          26,067           6,275           45,447          2,068       114,981         85,450
                35,023         105,119         244,443          33,108          341,612         49,641       195,444        523,577
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------


                34,643          94,919         205,321          24,009          342,418         43,482       288,454        560,545
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------


               733,264       1,316,156       5,436,486       1,905,854        4,205,760        694,782     1,973,535      5,905,613
                (7,226)        (14,117)       (202,023)        (31,024)         (83,276)       (43,904)      (37,177)      (116,450)

               280,049       1,080,903       4,828,502         937,012        3,263,904        774,712     2,706,884      5,142,795
                   (76)           (350)         (4,204)           (639)          (2,651)          (516)         (754)        (3,331)
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------



             1,006,011       2,382,592      10,058,761       2,811,203        7,383,737      1,425,074     4,642,488     10,928,627
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------

             1,040,654       2,477,511      10,264,082       2,835,212        7,726,155      1,468,556     4,930,942     11,489,172


                     0               0               0               0                0              0             0              0
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
            $1,040,654      $2,477,511     $10,264,082      $2,835,212       $7,726,155     $1,468,556    $4,930,942    $11,489,172
            ==========      ==========     ===========      ==========       ==========     ==========    ==========    ===========

                     0               0               0               0                0              0             0              0
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
               113,906         262,906       1,184,029         326,112          820,662        147,684       616,348      1,352,201
               (17,154)        (28,667)       (211,512)        (41,106)        (111,595)       (11,085)     (181,388)      (296,770)
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
                96,752         234,239         972,517         285,006          709,067        136,599       434,960      1,055,431
            ==========      ==========     ===========      ==========       ==========     ==========    ==========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

*STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                       SUBACCOUNTS
                       ------------------------------------------------------------------------------------------------------------
                       AST PIMCO                                                   AST
                        LIMITED             AST                 AST           T. ROWE PRICE
                        MATURITY     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN       NATURAL           AST T. ROWE           AST MFS
                          BOND          CORE VALUE         MANAGED INDEX        RESOURCES          PRICE ASSET        GLOBAL EQUITY
                       PORTFOLIO         PORTFOLIO         500 PORTFOLIO        PORTFOLIO      ALLOCATION PORTFOLIO     PORTFOLIO
                      -----------    -----------------   -----------------    -------------    --------------------   -------------
                      03/14/2005*       03/14/2005*         03/14/2005*        03/14/2005*         03/14/2005*         03/14/2005*
                           TO               TO                   TO                 TO                  TO                  TO
                       12/31/2005       12/31/2005           12/31/2005         12/31/2005          12/31/2005          12/31/2005
                      -----------    -----------------   -----------------    -------------    --------------------   -------------
OPERATIONS
 Net investment
  income (loss) ...    $  (24,083)       $ (3,346)           $   (8,080)       $  (127,154)         $  (10,448)         $  (11,860)
 Capital gains
  distributions
  received ........           390               0                     0             14,684                 123                   0
 Realized gain
  (loss) on shares
  redeemed ........           907             508                 1,035            161,063               2,104               7,119
 Net change in
  unrealized gain
  (loss) on
  investments .....        29,513          17,062                30,388          1,981,605              46,033             101,212
                       ----------        --------            ----------        -----------          ----------          ----------

NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS ......         6,727          14,224                23,343          2,030,198              37,812              96,471
                       ----------        --------            ----------        -----------          ----------          ----------

CONTRACT OWNER
  TRANSACTIONS
 Contract owner
  net payments ....     1,770,501         376,629               921,085          8,359,310           1,435,969             868,551
 Surrenders,
  withdrawals and
  death benefits ..       (73,141)           (628)               (5,489)          (301,788)            (18,417)            (15,794)
 Net transfers
  between other
  subaccounts or
  fixed rate
  option ..........     2,037,830         169,337             1,295,181         13,831,954             758,056             784,850
 Withdrawal and
  other charges ...        (1,113)              0                   (12)           (10,331)               (636)               (636)
                       ----------        --------            ----------        -----------          ----------          ----------

NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  CONTRACT OWNER
  TRANSACTIONS ....     3,734,077         545,338             2,210,765         21,879,145           2,174,972           1,636,971
                       ----------        --------            ----------        -----------          ----------          ----------

TOTAL INCREASE
  (DECREASE) IN
  NET ASSETS ......     3,740,804         559,562             2,234,108         23,909,343           2,212,784           1,733,442

NET ASSETS
 Beginning of
  period ..........             0               0                     0                  0                   0                   0
                       ----------        --------            ----------        -----------          ----------          ----------
 End of period ....    $3,740,804        $559,562            $2,234,108        $23,909,343          $2,212,784          $1,733,442
                       ==========        ========            ==========        ===========          ==========          ==========

 Beginning units ..             0               0                     0                  0                   0                   0
                       ----------        --------            ----------        -----------          ----------          ----------
 Units issued .....       436,538          62,618               238,934          2,466,243             238,007             183,460
 Units redeemed ...       (64,562)         (8,334)              (24,036)          (429,612)            (24,135)            (17,928)
                       ----------        --------            ----------        -----------          ----------          ----------
 Ending units .....       371,976          54,284               214,898          2,036,631             213,872             165,532
                       ==========        ========            ==========        ===========          ==========          ==========

* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                                                SUBACCOUNTS (CONTINUED)
                     --------------------------------------------------------------------------------------------------------------
                                                                                 AST CAPITAL
                      AST JP MORGAN     AST T. ROWE PRICE    AST AGGRESSIVE     GROWTH ASSET      AST BALANCED     AST CONSERVATIVE
                      INTERNATIONAL        GLOBAL BOND      ASSET ALLOCATION     ALLOCATION     ASSET ALLOCATION   ASSET ALLOCATION
                    EQUITY PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO           PORTFOLIO
                    ----------------    -----------------   ----------------    ------------    ----------------   ----------------
                       03/14/2005*         03/14/2005*         12/05/2005*       12/05/2005*      12/05/2005*         12/05/2005*
                           TO                  TO                  TO                TO                TO                 TO
                       12/31/2005          12/31/2005          12/31/2005        12/31/2005        12/31/2005         12/31/2005
                    ----------------    -----------------   ----------------    ------------    ----------------   ----------------
                       $  (21,072)         $  (23,024)         $   (1,245)       $   (15,839)     $   (13,960)        $   (4,896)
                                0                  31                   0                  0                0                  0
                           26,670             (12,561)               (125)             6,412            3,894              1,099
                          252,142             (48,108)             (6,304)           (78,152)         (40,115)            (3,986)
                       ----------          ----------          ----------        -----------      -----------         ----------

                          257,740             (83,662)             (7,674)           (87,579)         (50,181)            (7,783)
                       ----------          ----------          ----------        -----------      -----------         ----------

                        2,422,843           1,473,126           1,946,163         24,700,966       22,587,113          6,641,544
                          (79,257)            (74,642)                  0           (105,461)         (86,035)            (2,524)

                          985,770           2,082,171             249,554          1,949,967        1,131,652          1,968,736
                             (714)             (1,854)               (121)                 0              (51)               (14)
                       ----------          ----------          ----------        -----------      -----------         ----------


                        3,328,642           3,478,801           2,195,596         26,545,472       23,632,679          8,607,742
                       ----------          ----------          ----------        -----------      -----------         ----------

                        3,586,382           3,395,139           2,187,922         26,457,893       23,582,498          8,599,959


                                0                   0                   0                  0                0                  0
                       ----------          ----------          ----------        -----------      -----------         ----------
                       $3,586,382          $3,395,139          $2,187,922        $26,457,893      $23,582,498         $8,599,959
                       ==========          ==========          ==========        ===========      ===========         ==========

                                0                   0                   0                  0                0                  0
                       ----------          ----------          ----------        -----------      -----------         ----------
                          418,546             443,294             221,437          2,722,212        2,456,700            970,276
                          (81,692)            (83,940)             (2,559)           (77,273)        (101,650)          (112,366)
                       ----------          ----------          ----------        -----------      -----------         ----------
                          336,854             359,354             218,878          2,644,939        2,355,050            857,910
                       ==========          ==========          ==========        ===========      ===========         ==========
                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                   AST PRESERVATION   GARTMORE GVIT
                                                                                                   ASSET ALLOCATION     DEVELOPING
                                                                                                      PORTFOLIO          MARKETS
                                                                                                   ----------------   -------------
                                                                                                     12/05/2005*       03/14/2005*
                                                                                                          TO                TO
                                                                                                      12/31/2005        12/31/2005
                                                                                                   ----------------   -------------
                                                                                                      $   (1,090)       $  (22,784)
                                                                                                               0           184,335
                                                                                                              20            17,210
                                                                                                          (1,091)          564,912
                                                                                                      ----------        ----------

                                                                                                          (2,161)          743,673
                                                                                                      ----------        ----------

                                                                                                       1,825,866         2,699,221
                                                                                                               0           (87,010)

                                                                                                         385,196         3,634,212
                                                                                                               0            (2,074)
                                                                                                      ----------        ----------


                                                                                                       2,211,062         6,244,349
                                                                                                      ----------        ----------

                                                                                                       2,208,901         6,988,022


                                                                                                               0                 0
                                                                                                      ----------        ----------
                                                                                                      $2,208,901        $6,988,022
                                                                                                      ==========        ==========

                                                                                                               0                 0
                                                                                                      ----------        ----------
                                                                                                         220,094           707,464
                                                                                                               2          (128,151)
                                                                                                      ----------        ----------
                                                                                                         220,096           579,313
                                                                                                      ==========        ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                        NOTES TO FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2005

NOTE 1:      GENERAL

             Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 15, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Preferred, Discovery Select, and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

             The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are eighty-seven subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc., American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available to the Flexible Premium contracts which invest in a corresponding portfolio of the Series Fund are:
             Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, Prudential Conservative Balanced Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, Prudential Stock Index Portfolio, Prudential Flexible Managed Portfolio, Prudential Natural Resources Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Small Capitalization Stock Portfolio, Prudential Jennison 20/20 Focus Portfolio, Prudential Diversified Conservative Growth Portfolio, Prudential SP T.Rowe Price Large - Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Small Cap Value Portfolio, Prudential SP Small Cap Growth, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Portfolio, Prudential SP AIM Core Equity Portfolio, Prudential SP Strategic Partners Focused Growth Portfolio, Prudential SP Mid Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, Prudential SP Conservative Asset Allocation Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio, Prudential SP William Blair International Growth Portfolio and Prudential SP LSV International Value Portfolio, AST AllianceBernstein Growth & Income Portfolio, AST American Century Income & Growth Portfolio, AST American Century Strategic Balanced Portfolio, AST Cohen & Steers Real Estate Portfolio, AST Global Allocation Portfolio, AST DeAm Large-Cap Value Portfolio, AST DeAm Small-Cap Growth, AST DeAm Small-Cap Value Portfolio, AST Goldman Sachs High Yield Portfolio, AST Federated Aggressive Growth Portfolio, AST Mid-Cap Value Portfolio, AST Small Cap Value Portfolio, AST Goldman Sachs Concentrated Growth Portfolio, AST Goldman Sachs Mid-Cap Growth Portfolio, AST Large Cap Value Portfolio, AST Lord Abbett Bond Debenture Portfolio, AST Marsico Capital Growth Portfolio, AST MFS Growth Portfolio, AST Neuberger & Berman Mid-Cap Growth Portfolio, AST Neuberger & Berman Mid-Cap Value Portfolio, AST PIMCO Limited Maturity Bond Portfolio, AST AllianceBernstein Core Value Portfolio, AST AllianceBernstein Managed Index 500 Portfolio, AST T.Rowe Price Natural Resources Portfolio, AST T.Rowe Price Asset Allocation Portfolio, AST MFS Global Equity Portfolio, AST JP Morgan International Equity Portfolio, AST T.Rowe Price Global Bond Portfolio, Gartmore GVIT Developing Markets Portfolio, AST Aggressive Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservative Asset Allocation Porffolio. Options available for the Flexible Premium contracts which invest in a corresponding portfolio of the non-Prudential administered funds are: Premier VIT OpCap Managed, AIM V.I. Core Equity Fund, T. Rowe Price Equity Income Portfolio , AIM V.I. Premier Equity, Janus Aspen Large Cap



                                      A35

             Growth Portfolio - Service Shares, MFS Research Series, MFS Emerging Growth Series, Premier VIT OpCap Small Cap Portfolio, Credit Suisse Trust Global Post-Venture Capital Portfolio, Janus Aspen International Growth Portfolio, T. Rowe Price International Stock Portfolio, American Century VP Value Fund, Franklin Templeton Small-Mid Cap Growth Securities, AllianceBernstein Large Cap Growth Portfolio, Davis Value Fund, Janus Aspen Series Growth Portfolio - Service Shares, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA International Equity Fund, Evergreen VA Fundamental Large Cap Fund, and Gartmore GVIT Developing Markets.

             The Series Funds are diversified open-ended management companies, and are managed by affiliaties of Prudential.

             On April 15, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED
         PORTFOLIOS        EXISTING PORTFOLIOS                              ASSETS MOVED
         -----------       -------------------                              ------------
        Evergreen VA       Evergreen VA Fundamental Large Cap
         Fund              Fund                                             $ 1,102,653


             On April 29, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED
         PORTFOLIOS      EXISTING PORTFOLIOS                                ASSETS MOVED
         -----------     -------------------                                ------------
        Prudential SP
         Alliance
         Technology      SP Prudential U.S. Emerging Growth Portfolio       $ 19,217,694
        Prudential SP
         MFS Capital
         Opportunities
         Portfolio       Prudential Equity Portfolio                        $ 23,923,378
        Prudential SP
         AIM Aggressive
         Growth
         Portfolio       Prudential SP Mid Cap Growth Portfolio             $ 23,512,768


             On December 2, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED PORTFOLIOS     EXISTING PORTFOLIOS                          ASSETS MOVED
         ------------------    -------------------                          ------------
        AST Alger All-Cap      AST Neuberger & Berman Mid-Cap Growth
         Growth Portfolio      Portfolio                                    $ 1,018,461
        AST
         AllianceBernstein
         Growth + Value        AST AllianceBernstein Managed Index
         Portfolio             500                                          $   821,560

NOTE 2:      SIGNIFICANT ACCOUNTING POLICIES

             The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

             Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

             Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

             Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

NOTE 3:      TAXES

             Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in


                                      A36
             these financial statements. Pruco Life Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS

             The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2005 were as follows

                                                             PURCHASES         SALES
                                                            -----------    -------------
        Prudential Money Market Portfolio ...............   $97,982,926    $(137,963,666)
        Prudential Diversified Bond Portfolio ...........   $   848,150    $ (72,875,898)
        Prudential Equity Portfolio .....................   $34,491,871    $ (79,575,200)
        Prudential Flexible Managed Portfolio ...........   $   165,103    $  (6,126,027)
        Prudential Conservative Balanced Portfolio ......   $   187,672    $ (10,365,169)
        Prudential Value Portfolio ......................   $29,107,162    $ (62,023,344)
        Prudential High Yield Bond Portfolio ............   $ 3,418,790    $ (47,346,361)
        Prudential Natural Resources Portfolio ..........   $ 1,108,970    $  (2,090,095)
        Prudential Stock Index Portfolio ................   $34,072,239    $(109,838,508)
        Prudential Global Portfolio .....................   $ 8,141,557    $ (23,197,628)
        Prudential Jennison Portfolio ...................   $19,367,804    $(108,785,609)
        Prudential Small Capitalization Stock Portfolio .   $ 2,898,802    $ (17,045,325)
        T. Rowe Price International Stock Portfolio .....   $ 1,491,068    $  (6,194,591)
        T. Rowe Price Equity Stock Portfolio ............   $ 2,958,908    $ (23,186,291)
        Premier VIT OpCap Managed Portfolio .............   $    11,208    $ (35,672,662)
        Premier VIT OpCap Small Cap Portfolio ...........   $   495,718    $ (19,555,087)
        AIM V.I. Core Equity Fund .......................   $   217,408    $ (16,171,098)
        AIM V.I. Premier Equity Fund ....................   $   123,409    $ (28,319,916)
        Janus Aspen Large Cap Growth -- Institutional
         Shares .........................................   $   152,874    $ (28,874,828)
        Janus Aspen International Growth Portfolio ......   $ 1,054,445    $ (29,243,402)
        MFS VIT -- Research Bond Series .................   $   386,142    $  (8,623,417)
        MFS Emerging Growth Series ......................   $   268,491    $ (24,625,326)
        Credit Suisse Trust Global Small Cap Fund .......   $ 1,161,876    $  (5,084,299)
        American Century VP Value Fund ..................   $ 1,674,571    $ (10,364,308)
        Franklin Small -- Mid Cap Growth Securities .....   $   417,172    $ (10,971,687)
        Prudential Jennison 20/20 Focus Portfolio .......   $ 6,805,561    $  16,027,970)
        Prudential Diversified Conservative Growth
         Portfolio ......................................   $ 1,019,684    $ (25,142,573)
        Davis Value Fund ................................   $ 1,539,980    $ (10,669,943)
        AllianceBernstein Large Cap Growth Portfolio ....   $ 1,056,052    $  (2,509,191)
        Prudential SP T.Rowe Price Large -- Cap Growth
         Portfolio ......................................   $ 7,344.552    $  (9,437,685)
        Prudential SP Davis Value Portfolio .............   $23,525,886    $ (30,102,046)
        Prudential SP Small Cap Value Portfolio .........   $31,031,469    $ (30,563,188)
        Prudential SP Small Cap Growth Portfolio ........   $ 9,697,900    $  (8,265,816)
        Prudential SP PIMCO Total Return Portfolio ......   $51,774,771    $ (67,446,646)
        Prudential SP PIMCO High Yield Portfolio ........   $28,209,302    $ (33,492,883)
        Janus Aspen Large Cap Growth Portfolio --
         Service Shares .................................   $ 2,887,691    $  (4,313,366)
        Prudential SP Large Cap Value Portfolio .........   $25,427,898    $ (18,320,188)
        Prudential SP AIM Core Equity Portfolio .........   $ 4,075,266    $  (4,392,223)


                                      A37

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                             PURCHASES         SALES
                                                           ------------    -------------
        Prudential SP MFS Capital Opportunities
         Portfolio .....................................   $  2,850,978    $ (25,037,732)
        Prudential SP Strategic Partners Focused Growth
         Portfolio .....................................   $  7,545,058    $  (5,520,413)
        Prudential SP Mid Cap Growth Portfolio .........   $ 42,730,701    $ (20,380,618)
        SP Prudential U.S. Emerging Growth Portfolio ...   $ 41,404,338    $ (17,843,057)
        Prudential SP AIM Aggressive Growth Portfolio ..   $  2,342,031    $ (25,203,920)
        Prudential SP Technology Portfolio .............   $  2,220,473    $ (22,913,801)
        Prudential SP Conservative Asset Allocation
         Portfolio .....................................   $215,472,146    $ (76,798,274)
        Prudential SP Balanced Asset Allocation
         Portfolio .....................................   $512,420,882    $(101,232,876)
        Prudential SP Growth Asset Allocation Portfolio    $503,201,140    $ (83,162,357)
        Prudential SP Aggressive Growth Asset
         Allocation Portfolio ..........................   $ 42,775,035    $ (15,830,805)
        Prudential SP William Blair International
         Growth Portfolio ..............................   $ 20,792,043    $ (11,805,676)
        Prudential SP LSV International Value Portfolio    $ 16,802,159    $  (9,916,422)
        Evergreen VA Balanced Fund .....................   $    121,248    $    (502,291)
        Evergreen VA Growth Fund .......................   $     77,995    $    (342,171)
        Evergreen VA Omega Fund ........................   $    225,553    $    (656,516)
        Evergreen VA Special Values Fund ...............   $    557,142    $    (637,660)
        Evergreen VA International Equity Fund .........   $    584,639    $    (147,753)
        Evergreen VA Fundamental Large Cap Fund ........   $  1,237,034    $    (497,486)
        Evergreen VA Fund ..............................   $      4,647    $  (1,139,033)
        AST Alger All-Cap Growth Portfolio .............   $  2,369,633    $  (2,588,376)
        AST AllianceBernstein Growth & Income Portfolio    $  1,315,247    $    (174,339)
        AST AllianceBernstein Growth + Value Portfolio .   $    825,007    $    (879,005)
        AST American Century Income & Growth Portfolio .   $  1,560,027    $    (149,829)
        AST American Century Strategic Balanced
         Portfolio .....................................   $    909,941    $     (37,893)
        AST Cohen & Steers Real Estate Portfolio .......   $  6,133,984    $  (1,089,227)
        AST Global Allocation Porfolio .................   $    521,743    $     (41,117)
        AST DeAm Large-Cap Value Porfolio ..............   $  3,398,336    $    (378,875)
        AST DeAm Small-Cap Growth Porfolio .............   $    955,389    $    (330,180)
        AST DeAm Small-Cap Value Porfolio ..............   $  1,251,954    $     (98,375)
        AST Goldman Sachs High Yield Portfolio .........   $  3,065,428    $    (407,565)
        AST Federated Aggressive Growth Portfolio ......   $  3,547,717    $    (524,945)
        AST Mid-Cap Value Portfolio ....................   $  1,684,721    $    (236,027)
        AST Small Cap Value Portfolio ..................   $  3,139,578    $    (795,384)
        AST Goldman Sachs Concentrated Growth Portfolio    $  1,157,047    $    (156,986)
        AST Goldman Sachs Mid-Cap Growth Portfolio .....   $  2,613,844    $    (246,845)
        AST Large-Cap Value Portfolio ..................   $ 11,663,982    $  (1,671,918)
        AST Lord Abbett Bond Debenture Portfolio .......   $  3,224,754    $    (429,961)
        AST Marsico Capital Growth Portfolio ...........   $  8,580,289    $  (1,241,192)
        AST MFS Growth Portfolio .......................   $  1,493,589    $     (76,742)
        AST Neuberger & Berman Mid-Cap Growth Portfolio    $  6,938,701    $  (2,318,185)
        AST Neuberger & Berman Mid-Cap Value Portfolio .   $ 13,072,509    $  (2,204,791)
        AST PIMCO Limited Maturity Bond Portfolio ......   $  4,243,435    $    (534,355)
        AST AllianceBernstein Core Value Portfolio .....   $    580,399    $     (38,407)
        AST AllianceBernstein Managed Index 500
         Portfolio .....................................   $  2,401,476    $    (199,234)
        AST T. Rowe Price Natural Resources Portfolio ..   $ 24,246,846    $  (2,495,348)
        AST T. Rowe Price Asset Allocation Portfolio ...   $  2,282,031    $    (117,797)
        AST MFS Global Equity Portfolio ................   $  1,790,647    $    (165,542)
        AST JP Morgan International Equity Portfolio ...   $  4,023,701    $    (716,138)
        AST T. Rowe Price Global Bond Portfolio ........   $  4,141,201    $    (686,260)
        AST Aggressive Asset Allocation Portfolio ......   $  2,554,549    $    (360,197)
        AST Capital Growth Asset Allocation Portfolio ..   $ 29,386,845    $  (2,857,211)
        AST Balanced Asset Allocation Portfolio ........   $ 25,770,068    $  (2,151,349)
        AST Conservative Asset Allocation Portfolio ....   $  9,615,510    $  (1,012,664)
        AST Preservation Asset Allocation Portfolio ....   $  2,325,242    $    (115,269)
        Gartmore GVIT Developing Markets ...............   $  6,945,700    $    (731,304)

                                      A38

NOTE 5:      RELATED PARTY TRANSACTIONS

             Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

             The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

             The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

             The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:      FINANCIAL HIGHLIGHTS

             Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

             The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                          PRUDENTIAL MONEY MARKET PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   183,246    $0.98795 to   $1.26691    $209,879       2.84%     1.35% to   2.00%     0.88% to      1.54%
        December 31,
         2004........   213,892    $0.97813 to   $1.24840    $243,516       1.00%     1.35% to   2.00%    -0.93% to     -0.33%
        December 31,
         2003........   279,425    $0.98657 to   $1.25286    $324,048       0.85%     1.35% to   1.90%    -1.05% to     -0.51%
        December 31,
         2002........   416,179    $0.99700 to   $1.25977    $492,182       1.51%     1.35% to   1.90%    -0.17% to      0.17%
        December 31,
         2001........   424,218    $1.01101 to   $1.25820    $512,809       3.83%     1.35% to   1.70%     2.38% to      2.72%
                                                        PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   241,749    $1.33655 to   $1.59160    $384,058       5.25%     1.35% to   1.65%     1.61% to      1.91%
        December 31,
         2004........   283,870    $1.31540 to   $1.56260    $442,817       4.38%     1.35% to   1.65%     3.87% to      4.18%
        December 31,
         2003........   338,319    $1.26643 to   $1.50079    $506,846       3.98%     1.35% to   1.65%     5.73% to      6.05%
        December 31,
         2002........   401,633    $1.19774 to   $1.41582    $567,736      11.58%     1.35% to   1.65%     5.34% to      5.64%
        December 31,
         2001........   470,574    $1.13699 to   $1.34090    $630,122       6.10%     1.35% to   1.65%     5.25% to      5.57%
                                                             PRUDENTIAL EQUITY PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   249,850    $1.11720 to   $1.87806    $438,393       0.96%     1.35% to   2.00%     9.29% to      9.98%
        December 31,
         2004........   266,362    $1.01871 to   $1.70828    $435,764       1.24%     1.35% to   2.00%     7.77% to      8.46%
        December 31,
         2003........   285,436    $0.94205 to   $1.57580    $438,294       0.99%     1.35% to   1.90%    29.19% to     29.90%
        December 31,
         2002........   308,351    $0.72737 to   $1.21384    $371,345       0.83%     1.35% to   1.90%   -23.60% to    -23.38%
        December 31,
         2001........   365,793    $0.95205 to   $1.58490    $578,743       0.81%     1.35% to   1.65%   -12.62% to    -12.35%

                                      A39


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                        PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
         December 31,
         2005........    17,773    $1.65164 to   $1.65164    $ 29,354       2.01%     1.40% to   1.40%     2.73% to      2.73%
        December 31,
         2004........    21,202    $1.60781 to   $1.60781    $ 34,089       1.48%     1.40% to   1.40%     9.21% to      9.21%
        December 31,
         2003........    24,849    $1.47227 to   $1.47227    $ 36,584       2.09%     1.40% to   1.40%    22.06% to     22.06%
        December 31,
         2002........    30,154    $1.20619 to   $1.20619    $ 36,372       3.16%     1.40% to   1.40%   -13.94% to    -13.94%
        December 31,
         2001........    37,399    $1.40164 to   $1.40164    $ 52,420       3.65%     1.40% to   1.40%    -6.97% to     -6.97%
                                                     PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
         December 31,
         2005........    28,153    $1.60793 to   $1.60793    $ 45,268       2.44%     1.40% to   1.40%     2.01% to      2.01%
        December 31,
         2004........    34,197    $1.57630 to   $1.57630    $ 53,905       2.04%     1.40% to   1.40%     6.54% to      6.54%
        December 31,
         2003........    40,989    $1.47948 to   $1.47948    $ 60,643       2.80%     1.40% to   1.40%    17.13% to     17.13%
        December 31,
         2002........    50,764    $1.26312 to   $1.26312    $ 64,121       0.00%     1.40% to   1.40%   -10.24% to    -10.24%
        December 31,
         2001........    64,511    $1.40720 to   $1.47020    $ 90,780       3.33%     1.40% to   1.40%    -3.36% to     -3.36%

                                                             PRUDENTIAL VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------

        December 31,
         2005........   196,035    $1.30259 to   $2.50630    $426,327       1.37%     1.35% to   2.00%    14.39% to     15.11%
        December 31,
         2004........   202,438    $1.13655 to   $2.17838    $396,997       1.36%     1.35% to   2.00%    14.03% to     14.76%
        December 31,
         2003........   201,621    $0.99472 to   $1.89915    $362,689       1.56%     1.35% to   1.90%    25.68% to     26.37%
        December 31,
         2002........   213,942    $0.79064 to   $1.50369    $315,498       1.30%     1.35% to   1.90%   -23.24% to    -23.00%
        December 31,
         2001........   247,754    $1.18037 to   $1.95415    $483,102       1.56%     1.35% to   1.65%    -3.65% to     -3.37%

                                                        PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   133,431    $1.23810 to   $1.52788    $203,527       6.74%     1.35% to   1.65%     1.74% to      2.01%
        December 31,
         2004........   160,681    $1.21693 to   $1.49829    $240,357       7.23%     1.35% to   1.65%     8.52% to      8.84%
        December 31,
         2003........   190,160    $1.12137 to   $1.37730    $261,532       8.35%     1.35% to   1.65%    23.00% to     23.37%
        December 31,
         2002........   208,477    $0.91166 to   $1.11685    $232,545      17.72%     1.35% to   1.65%    -0.15% to      0.18%
        December 31,
         2001........   253,782    $0.91301 to   $1.11561    $282,844      11.46%     1.35% to   1.65%    -2.02% to     -1.75%

                                                       PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........     3,343    $5.17504 to   $5.17504    $ 17,303       0.00%     1.40% to   1.40%    53.76% to     53.76%
        December 31,
         2004........     3,501    $3.36558 to   $3.36558    $ 11,783       3.40%     1.40% to   1.40%    23.45% to     23.45%
        December 31,
         2003........     3,694    $2.72634 to   $2.72634    $ 10,070       4.24%     1.40% to   1.40%    37.08% to     37.08%
        December 31,
         2002........     4,433    $1.98889 to   $1.98889    $  8,817       0.57%     1.40% to   1.40%    17.27% to     17.27%
        December 31,
         2001........     4,534    $1.69604 to   $1.69604    $  7,690       2.29%     1.40% to   1.40%   -11.31% to    -11.31%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------

                                                          PRUDENTIAL STOCK INDEX PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   407,098    $0.84766 to   $1.90012    $645,583       1.47%     1.35% to   2.00%     2.50% to      3.14%
        December 31,
         2004........   443,160    $0.82464 to   $1.84300    $693,094       1.64%     1.35% to   2.00%     8.29% to      8.98%
        December 31,
         2003........   434,432    $0.75934 to   $1.69204    $645,369       1.48%     1.35% to   1.90%    25.79% to     26.48%
        December 31,
         2002........   410,344    $0.60247 to   $1.33841    $506,071       1.19%     1.35% to   1.90%   -23.49% to    -23.23%
        December 31,
         2001........   450,067    $0.78747 to   $1.74431    $753,372       0.99%     1.35% to   1.70%   -13.52% to    -13.21%

                                                             PRUDENTIAL GLOBAL PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    83,554    $0.84666 to   $1.81132    $131,804       0.61%     1.35% to   2.00%    13.80% to     14.53%
        December 31,
         2004........    92,115    $0.74184 to   $1.58248    $128,221       0.99%     1.35% to   2.00%     7.44% to      8.13%
        December 31,
         2003........    93,158    $0.68852 to   $1.46429    $121,913       0.36%     1.35% to   1.90%    31.57% to     32.28%
        December 31,
         2002........    89,622    $0.52224 to   $1.10749    $ 90,783       1.06%     1.35% to   1.90%   -26.40% to    -26.15%
        December 31,
         2001........    98,905    $0.70961 to   $1.50029    $139,007       0.35%     1.35% to   1.70%   -18.99% to    -18.71%
                                                            PRUDENTIAL JENNISON PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   372,673    $0.69178 to   $1.97537    $609,136       0.10%     1.35% to   2.00%    12.31% to     13.05%
        December 31,
         2004........   421,800    $0.61411 to   $1.74849    $620,026       0.45%     1.35% to   2.00%     7.49% to      8.18%
        December 31,
         2003........   453,187    $0.56973 to   $1.61723    $627,061       0.26%     1.35% to   1.90%    27.81% to     28.53%
        December 31,
         2002........   470,005    $0.44488 to   $1.25897    $521,577       0.20%     1.35% to   1.90%   -32.11% to    -31.87%
        December 31,
         2001........   519,480    $0.65525 to   $1.84898    $891,192       0.17%     1.35% to   1.70%   -19.61% to    -19.34%


                                      A40


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                   PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    50,766    $1.86435 TO   $2.77814    $122,366      0.59%      1.35% TO   1.65%     5.52% TO      5.83%
        December 31,
         2004........    56,066    $1.76674 TO   $2.62630    $127,911      0.59%      1.35% TO   1.65%    20.06% TO     20.42%
        December 31,
         2003........    59,374    $1.47156 TO   $2.18216    $112,757      0.47%      1.35% TO   1.65%    36.02% TO     36.42%
        December 31,
         2002........    67,804    $1.08184 TO   $1.60035    $ 94,563      0.89%      1.35% TO   1.65%   -16.30% TO    -16.05%
        December 31,
         2001........    72,079    $1.29257 TO   $1.90732    $120,206      0.51%      1.35% TO   1.65%     3.85% TO      4.15%
                                                     T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    31,879    $0.97711 TO   $1.31451    $ 41,741      1.57%      1.35% TO   1.65%    14.16% TO     14.49%
        December 31,
         2004........    35,382    $0.85590 TO   $1.14869    $ 40,479      1.09%      1.35% TO   1.65%    11.92% TO     12.27%
        December 31,
         2003........    37,910    $0.76471 TO   $1.02374    $ 38,680      1.28%      1.35% TO   1.65%    28.40% TO     28.77%
        December 31,
         2002........    39,723    $0.59558 TO   $0.79531    $ 31,480      0.90%      1.35% TO   1.65%   -19.61% TO    -19.39%
        December 31,
         2001........    43,376    $0.74088 TO   $0.98698    $ 42,675      1.77%      1.35% TO   1.65%   -23.46% TO    -23.24%
                                                        T. ROWE PRICE EQUITY STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    75,165    $1.31837 TO   $2.01408    $150,483      1.54%      1.35% TO   1.65%     2.23% TO      2.54%
        December 31,
         2004........    84,329    $1.28960 TO   $1.96512    $164,796      1.56%      1.35% TO   1.65%    13.05% TO     13.39%
        December 31,
         2003........    91,614    $1.14069 TO   $1.73402    $158,057      1.69%      1.35% TO   1.65%    23.46% TO     23.83%
        December 31,
         2002........   100,665    $0.92390 TO   $1.40102    $140,402      1.59%      1.35% TO   1.65%   -14.53% TO    -14.28%
        DECEMBER 31,
         2001........   111,912    $1.08101 TO   $1.63523    $182,069      1.44%      1.35% TO   1.65%    -0.17% TO      0.13%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                         PREMIER VIT OPCAP MANAGED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   110,586    $1.09540 to   $1.57237    $173,819      1.23%      1.35% to   1.65%     3.58% to      3.89%
        December 31,
         2004........   132,223    $1.05759 to   $1.51433    $200,148      1.54%      1.35% to   1.65%     8.97% to      9.29%
        December 31,
         2003........   155,780    $0.97053 to   $1.38628    $215,874      1.86%      1.35% to   1.65%    19.77% to     20.12%
        December 31,
         2002........   183,137    $0.81033 to   $1.15460    $211,382      2.06%      1.35% to   1.65%   -18.23% to    -17.99%
        December 31,
         2001........   220,992    $0.99096 to   $1.40868    $311,232      2.40%      1.35% to   1.65%    -6.44% to     -6.17%
                                                      PRUDENTIAL VIT OPCAP SMALL CAP PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    37,521    $1.94860 to   $2.08553    $ 78,204      0.00%      1.35% to   1.65%    -1.56% to     -1.27%
        December 31,
         2004........    46,585    $1.97949 to   $2.11349    $ 98,398      0.05%      1.35% to   1.65%    15.97% to     16.31%
        December 31,
         2003........    52,211    $1.70696 to   $1.81797    $ 94,869      0.05%      1.35% to   1.65%    40.34% to     40.76%
        December 31,
         2002........    59,643    $1.21632 to   $1.29217    $ 77,030      0.07%      1.35% to   1.65%   -22.91% to    -22.68%
        December 31,
         2001........    66,512    $1.57777 to   $1.67203    $111,147      0.78%      1.35% to   1.65%     6.59% to      6.90%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                              AIM V.I. CORE EQUITY FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    48,775    $0.83573 to   $1.56803    $ 75,486      1.43%      1.35% to   1.65%     3.61% to      3.91%
        December 31,
         2004........    58,701    $0.80658 to   $1.50970    $ 87,533      0.93%      1.35% to   1.65%     7.19% to      7.52%
        December 31,
         2003........    69,193    $0.75247 to   $1.40486    $ 96,053      0.98%      1.35% to   1.65%    22.40% to     22.75%
        December 31,
         2002........    80,527    $0.61477 to   $1.14498    $ 91,255      0.30%      1.35% to   1.65%   -16.95% to    -16.70%
        December 31,
         2001........    97,304    $0.74028 to   $1.37536    $132,510      0.04%      1.35% to   1.65%   -24.08% to    -23.85%
                                                            AIM V.I. PREMIER EQUITY FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    89,741    $0.73226 to   $1.43289    $127,098      0.80%      1.35% to   1.65%     3.95% to      4.24%
        December 31,
         2004........   109,220    $0.70444 to   $1.37519    $148,445      0.44%      1.35% to   1.65%     4.07% to      4.36%
        December 31,
         2003........   128,355    $0.67689 to   $1.31839    $167,348      0.30%      1.35% to   1.65%    23.07% to     23.42%
        December 31,
         2002........   149,965    $0.55001 to   $1.06879    $158,640      0.30%      1.35% to   1.65%   -31.40% to    -31.19%
        December 31,
         2001........   189,548    $0.80174 to   $1.55406    $290,383      0.12%      1.35% to   1.65%   -13.97% to    -13.72%
                                                JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    88,674    $0.70539 to   $1.44650    $126,204      0.33%      1.35% to   1.65%     2.60% to      2.90%
        December 31,
         2004........   108,636    $0.68751 to   $1.40646    $150,008      0.14%      1.35% to   1.65%     2.81% to      3.13%
        December 31,
         2003........   128,974    $0.66870 to   $1.36461    $172,930      0.09%      1.35% to   1.65%    29.57% to     29.96%
        December 31,
         2002........   152,436    $0.51608 to   $1.05047    $157,514      0.00%      1.35% to   1.65%   -27.71% to    -27.49%
        December 31,
         2001........   191,976    $0.71393 to   $1.44951    $273,310      0.07%      1.35% to   1.65%   -25.94% to    -25.73%
                                                     JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    81,367    $1.34919 to   $2.39973    $192,824      1.20%      1.35% to   1.65%    30.16% to     30.54%
        December 31,
         2004........    94,695    $1.03659 to   $1.83930    $172,017      0.90%      1.35% to   1.65%    17.02% to     17.35%
        December 31,
         2003........   110,936    $0.88582 to   $1.56797    $171,973      1.22%      1.35% to   1.65%    32.73% to     33.12%
        December 31,
         2002........   133,117    $0.66739 to   $1.17846    $155,179      0.84%      1.35% to   1.65%   -26.80% to    -26.57%
        December 31,
         2001........   161,800    $0.91170 to   $1.60593    $256,671      1.01%      1.35% to   1.65%   -24.46% to    -24.25%

                                      A41


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                           MFS VIT -- RESEARCH BOND SERIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    27,680    $0.91808 to   $1.46772    $ 40,404      0.49%      1.35% to   1.65%     6.06% to      6.37%
        December 31,
         2004........    33,162    $0.86562 to   $1.38048    $ 45,567      1.08%      1.35% to   1.65%    13.97% to     14.31%
        December 31,
         2003........    38,554    $0.75952 to   $1.20836    $ 46,388      0.68%      1.35% to   1.65%    22.68% to     23.03%
        December 31,
         2002........    44,963    $0.61911 to   $0.98255    $ 43,990      0.28%      1.35% to   1.65%   -25.77% to    -25.54%
        December 31,
         2001........    55,542    $0.83402 to   $1.32030    $ 73,006      0.01%      1.35% to   1.65%   -22.52% to    -22.30%
                                                             MFS EMERGING GROWTH SERIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    80,363    $0.75590 to   $1.39011    $111,071      0.00%      1.35% to   1.65%     7.43% to      7.75%
        December 31,
         2004........    98,291    $0.70362 to   $1.29091    $126,133      0.00%      1.35% to   1.65%    11.13% to     11.46%
        December 31,
         2003........   115,437    $0.63317 to   $1.15881    $132,948      0.00%      1.35% to   1.65%    28.12% to     28.49%
        December 31,
         2002........   132,891    $0.49421 to   $0.90235    $119,194      0.00%      1.35% to   1.65%   -34.84% to    -34.64%
        December 31,
         2001........   161,015    $0.75847 to   $1.38140    $221,049      0.00%      1.35% to   1.65%   -34.56% to    -34.37%
                                                      CREDIT SUISSE TRUST GLOBAL SMALL CAP FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    19,130    $0.97531 to   $1.28530    $ 24,548      0.00%      1.35% to   1.65%    14.26% to     14.59%
        December 31,
         2004........    22,247    $0.85361 to   $1.12210    $ 24,922      0.00%      1.35% to   1.65%    16.07% to     16.42%
        December 31,
         2003........    24,730    $0.73541 to   $0.96436    $ 23,813      0.00%      1.35% to   1.65%    45.26% to     45.68%
        December 31,
         2002........    27,585    $0.50628 to   $0.66230    $ 18,245      0.00%      1.35% to   1.65%   -35.22% to    -35.03%
        December 31,
         2001........    32,529    $0.78159 to   $1.01997    $ 33,111      0.00%      1.35% to   1.65%   -29.79% to    -29.58%
                                                           AMERICAN CENTURY VP VALUE FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    30,623    $1.59361 to   $1.90364    $ 58,037      0.90%      1.35% to   1.65%     3.33% to      3.63%
        December 31,
         2004........    34,892    $1.54228 to   $1.83772    $ 63,894      1.01%      1.35% to   1.65%    12.49% to     12.81%
        December 31,
         2003........    37,346    $1.37107 to   $1.62974    $ 60,648      1.09%      1.35% to   1.65%    26.87% to     27.23%
        December 31,
         2002........    42,190    $1.08073 to   $1.28151    $ 53,892      0.93%      1.35% to   1.65%   -14.04% to    -13.79%
        December 31,
         2001........    47,581    $1.25721 to   $1.48719    $ 70,465      0.97%      1.35% to   1.65%    11.01% to     11.33%
                                                     FRANKLIN SMALL -- MID CAP GROWTH SECURITIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    33,253    $0.93308 to   $1.59202    $ 51,693      0.00%      1.35% to   1.65%     3.08% to      3.40%
        December 31,
         2004........    39,929    $0.90516 to   $1.54056    $ 60,060      0.00%      1.35% to   1.65%     9.66% to      9.99%
        December 31,
         2003........    45,499    $0.82539 to   $1.40143    $ 62,294      0.00%      1.35% to   1.65%    35.01% to     35.41%
        December 31,
         2002........    51,618    $0.61134 to   $1.03547    $ 52,263      0.25%      1.35% to   1.65%   -29.84% to    -29.63%
        December 31,
         2001........    59,762    $0.87136 to   $1.47241    $ 86,173      0.38%      1.35% to   1.65%   -16.61% to    -16.37%

NOTE 6:      FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                      PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    52,853    $1.37511 to   $1.43892    $ 76,014      0.24%      1.35% to   1.65%    19.62% to     19.98%
        December 31,
         2004........    51,736    $1.14958 to   $1.20003    $ 62,053      0.10%      1.35% to   1.65%    14.05% to     14.39%
        December 31,
         2003........    56,016    $1.00792 to   $1.04952    $ 58,759      0.22%      1.35% to   1.65%    27.20% to     27.59%
        December 31,
         2002........    63,260    $0.79236 to   $0.82304    $ 52,044      0.02%      1.35% to   1.65%   -23.51% to    -23.28%
        December 31,
         2001........    74,002    $1.03593 to   $1.07339    $ 79,379      0.44%      1.35% to   1.65%    -2.60% to     -2.31%
                                                PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   106,144    $1.33377 to   $1.35805    $143,304      3.13%      1.35% to   1.65%     5.30% to      5.62%
        December 31,
         2004........   123,176    $1.26658 to   $1.28576    $157,523      3.12%      1.35% to   1.65%     7.79% to      8.11%
        December 31,
         2003........   135,064    $1.17504 to   $1.18932    $159,862      4.45%      1.35% to   1.65%    19.61% to     19.95%
        December 31,
         2002........   149,785    $0.98242 to   $0.99155    $147,869      0.22%      1.35% to   1.65%    -8.61% to     -8.34%
        December 31,
         2001........   178,359    $1.07498 to   $1.08181    $192,181      4.14%      1.35% to   1.65%    -0.12% to      0.16%
                                                                  DAVIS VALUE FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    61,958    $1.09258 to   $1.11081    $ 68,608      0.95%      1.35% to   1.65%     7.67% to      7.99%
        December 31,
         2004........    69,705    $1.01470 to   $1.02858    $ 71,511      0.83%      1.35% to   1.65%    10.51% to     10.85%
        December 31,
         2003........    70,263    $0.91822 to   $0.92794    $ 65,072      0.80%      1.35% to   1.65%    27.67% to     28.01%
        December 31,
         2002........    67,128    $0.71923 to   $0.72488    $ 48,590      0.70%      1.35% to   1.65%   -17.62% to    -17.37%
        December 31,
         2001........    69,853    $0.87309 to   $0.87731    $ 61,228      0.46%      1.35% to   1.65%   -11.83% to    -11.57%


                                      A42


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                    ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    17,225    $0.64427 to   $0.65558    $ 11,255      0.00%      1.35% to   1.65%    12.98% to     13.30%
        December 31,
         2004........    19,560    $0.57025 to   $0.57864    $ 11,286      0.00%      1.35% to   1.65%     6.60% to      6.91%
        December 31,
         2003........    22,881    $0.53496 to   $0.54123    $ 12,354      0.00%      1.35% to   1.65%    21.34% to     21.74%
        December 31,
         2002........    24,149    $0.44088 to   $0.44458    $ 10,716      0.00%      1.35% to   1.65%   -31.97% to    -31.75%
        December 31,
         2001........    29,141    $0.64805 to   $0.65137    $ 18,960      0.00%      1.35% to   1.65%   -18.73% to    -18.48%
                                              PRUDENTIAL SP T.ROWE PRICE LARGE -- CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    57,242    $0.70537 to   $1.41770    $ 59,791      0.00%      1.40% to   2.00%    14.21% to     14.89%
        December 31,
         2004........    60,177    $0.61576 to   $1.23406    $ 53,433      0.00%      1.40% to   2.00%     4.01% to      4.65%
        December 31,
         2003........    53,417    $0.59025 to   $0.95090    $ 42,367      0.00%      1.40% to   1.90%    21.55% to     22.14%
        December 31,
         2002........    36,087    $0.48468 to   $0.78002    $ 19,331      0.00%      1.40% to   1.90%   -32.34% to    -32.14%
        December 31,
         2001........    23,036    $0.71633 to   $0.88230    $ 17,131      0.03%      1.40% to   1.70%   -15.89% to    -15.64%
                                                         PRUDENTIAL SP DAVIS VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   185,836    $1.12018 to   $1.49631    $243,820      0.92%      1.40% to   2.00%     7.38% to      8.02%
        December 31,
         2004........   189,704    $1.04012 to   $1.38531    $228,840      0.40%      1.40% to   2.00%    10.32% to     10.98%
        December 31,
         2003........   155,813    $0.94006 to   $1.10632    $164,272      0.46%      1.40% to   1.90%    27.00% to     27.63%
        December 31,
         2002........   106,230    $0.73878 to   $0.86688    $ 81,449      0.01%      1.40% to   1.90%   -17.11% to    -16.86%
        December 31,
         2001........    65,733    $0.89127 to   $0.92029    $ 59,052      0.59%      1.40% to   1.70%   -11.94% to    -11.69%
                                                       PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   151,550    $1.23523 to   $1.58443    $224,147      0.52%      1.35% to   2.00%     2.57% to      3.22%
        December 31,
         2004........   149,233    $1.20315 to   $1.53719    $213,281      0.17%      1.35% to   2.00%    18.32% to     19.07%
        December 31,
         2003........   108,305    $1.01585 to   $1.24988    $128,463      0.03%      1.35% to   1.90%    30.63% to     31.34%
        December 31,
         2002........    67,383    $0.77764 to   $0.95217    $ 59,474      0.55%      1.35% to   1.90%   -15.82% to    -15.52%
        December 31,
         2001........    28,977    $1.00124 to   $1.12776    $ 31,114      1.06%      1.35% to   1.70%     1.39% to      1.69%
                                                      PRUDENTIAL SP SMALL CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    39,603    $0.60571 to   $1.28565    $ 39,328      0.00%      1.40% to   2.00%     0.47% to      1.08%
        December 31,
         2004........    38,777    $0.60112 to   $1.27212    $ 36,834      0.00%      1.40% to   2.00%    -2.87% to     -2.29%
        December 31,
         2003........    29,424    $0.61704 to   $1.01108    $ 26,084      0.00%      1.40% to   1.90%    32.21% to     32.87%
        December 31,
         2002........    17,603    $0.46578 to   $0.76251    $  9,683      0.00%      1.35% to   1.90%   -31.43% to    -31.22%
        December 31,
         2001........    10,454    $0.67926 to   $0.92677    $  7,640      0.00%      1.35% to   1.70%   -18.56% to    -18.31%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                     PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   398,806    $1.04909 to   $1.32513    $466,974      4.71%      1.35% to   2.00%     0.37% to      1.03%
        December 31,
         2004........   403,102    $1.04519 to   $1.31224    $471,428      1.95%      1.35% to   2.00%     3.20% to      3.89%
        December 31,
         2003........   369,822    $1.09611 to   $1.26394    $424,483      2.48%      1.35% to   1.90%     3.87% to      4.45%
        December 31,
         2002........   282,337    $1.05530 to   $1.21092    $320,162      2.97%      1.35% to   1.90%     7.57% to      7.93%
        December 31,
         2001........    90,215    $1.03942 to   $1.12247    $ 97,602      3.35%      1.35% to   1.70%     6.82% to      7.13%
                                                      PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   145,355    $1.18368 to   $1.37312    $191,575      6.47%      1.40% to   2.00%     2.01% to      2.61%
        December 31,
         2004........   146,925    $1.16040 to   $1.33818    $189,300      6.80%      1.40% to   2.00%     7.18% to      7.81%
        December 31,
         2003........   110,566    $1.16517 to   $1.24124    $132,701      6.92%      1.40% to   1.90%    20.13% to     20.74%
        December 31,
         2002........    49,943    $0.96993 to   $1.02813    $ 50,232      7.48%      1.40% to   1.90%    -1.52% to     -1.24%
        December 31,
         2001........    26,698    $1.01231 to   $1.04100    $ 27,527      7.09%      1.40% to   1.70%     2.20% to      2.52%
                                              JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    24,175    $0.59821 to   $1.31370    $ 21,744      0.13%      1.40% to   2.00%     1.98% to      2.59%
        December 31,
         2004........    26,095    $0.58487 to   $1.28061    $ 22,332      0.00%      1.40% to   2.00%     2.16% to      2.77%
        December 31,
         2003........    24,483    $0.57082 to   $1.00180    $ 18,639      0.00%      1.40% to   1.90%    29.06% to     29.69%
        December 31,
         2002........    19,693    $0.44152 to   $0.77398    $  9,935      0.00%      1.40% to   1.90%   -27.95% to    -27.72%
        December 31,
         2001........    15,055    $0.61281 to   $0.78373    $  9,682      0.00%      1.40% to   1.70%   -26.15% to    -25.93%


                                      A43


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                                      PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    84,382    $1.15025 to   $1.48345    $  108,301      0.83%      1.35% to   2.00%     4.56% to      5.24%
        December 31,
         2004......    77,841    $1.09631 to   $1.41075    $   94,236      0.78%      1.35% to   2.00%    15.44% to     16.19%
        December 31,
         2003......    62,105    $0.94638 to   $1.04790    $   63,307      0.00%      1.35% to   1.90%    24.40% to     25.07%
        December 31,
         2002......    42,897    $0.75888 to   $0.83825    $   33,367      1.22%      1.35% to   1.90%   -17.77% to    -17.49%
        December 31,
         2001......    21,808    $0.92241 to   $0.94081    $   20,346      1.18%      1.35% to   1.70%   -10.16% to     -9.89%
                                                      PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    28,460    $0.71174 to   $1.32432    $   28,299      1.03%      1.40% to   2.00%     2.58% to      3.19%
        December 31,
         2004......    28,927    $0.69173 to   $1.28542    $   27,334      0.46%      1.40% to   2.00%     6.66% to      7.30%
        December 31,
         2003......    24,460    $0.64656 to   $1.04529    $   19,905      0.32%      1.40% to   1.90%    21.38% to     21.98%
        December 31,
         2002......    20,905    $0.53161 to   $0.85696    $   12,421      0.00%      1.40% to   1.90%   -16.62% to    -16.38%
        December 31,
         2001......    15,144    $0.63760 to   $0.84109    $   10,081      0.00%      1.40% to   1.70%   -23.97% to    -23.74%
                                             PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    29,854    $0.73825 to   $1.47863    $   32,170      0.00%      1.35% to   2.00%    12.89% to     13.61%
        December 31,
         2004......    28,430    $0.65198 to   $1.30209    $   26,017      0.00%      1.35% to   2.00%     8.42% to      9.11%
        December 31,
         2003......    24,824    $0.59950 to   $1.00077    $   19,412      0.00%      1.35% to   1.90%    23.49% to     24.16%
        December 31,
         2002......    17,956    $0.48451 to   $0.80793    $    9,834      0.00%      1.35% to   1.90%   -26.51% to    -26.28%
        December 31,
         2001......    10,903    $0.65929 to   $0.85719    $    7,467      0.02%      1.35% to   1.70%   -16.72% to    -16.48%
                                                      PRUDENTIAL SP MID CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   118,076    $0.66904 to   $1.63898    $  124,278      0.00%      1.35% to   2.00%     3.20% to      3.84%
        December 31,
         2004......    95,143    $0.64649 to   $1.57888    $   92,650      0.00%      1.35% to   2.00%    17.21% to     17.96%
        December 31,
         2003......    67,470    $0.54998 to   $0.93944    $   50,518      0.00%      1.35% to   1.90%    37.48% to     38.25%
        December 31,
         2002......    33,702    $0.39925 to   $0.68122    $   14,900      0.00%      1.35% to   1.90%   -47.23% to    -47.05%
        December 31,
         2001......    18,905    $0.75655 to   $0.81566    $   14,631      0.06%      1.35% to   1.70%   -22.23% to    -22.01%
                                                   SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   114,303    $0.87096 to   $1.90014    $  156,928      0.00%      1.35% to   2.00%    15.47% to     16.21%
        December 31,
         2004......    93,665    $0.75197 to   $1.63587    $  108,264      0.00%      1.35% to   2.00%    19.01% to     19.78%
        December 31,
         2003......    76,118    $0.63000 to   $1.05808    $   67,589      0.00%      1.35% to   1.90%    39.45% to     40.20%
        December 31,
         2002......    41,584    $0.45086 to   $0.75658    $   21,753      0.00%      1.35% to   1.90%   -33.22% to    -32.98%
        December 31,
         2001......    24,616    $0.67514 to   $0.87454    $   17,947      0.00%      1.35% to   1.70%   -19.14% to    -18.91%


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                               PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   413,947    $1.16340 to   $1.27471    $  603,052      1.25%      1.35% to   2.00%     3.84% to      4.50%
        December 31,
         2004......   368,692    $1.11720 to   $1.22048    $  432,866      1.32%      1.35% to   2.00%     6.75% to      7.44%
        December 31,
         2003......   246,729    $1.04299 to   $1.07868    $  267,381      1.21%      1.35% to   1.90%    14.32% to     14.94%
        December 31,
         2002......   121,341    $0.91013 to   $0.93918    $  111,677      0.27%      1.35% to   1.90%    -7.45% to     -7.13%
        December 31,
         2001......    47,726    $0.98298 to   $0.98804    $   47,031      3.00%      1.35% to   1.70%    -1.93% to     -1.64%
                                                 PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   772,289    $1.09974 to   $1.38790    $1,263,780      0.81%      1.35% to   2.00%     5.49% to      6.18%
        December 31,
         2004......   636,614    $1.03936 to   $1.30793    $  772,350      0.75%      1.35% to   2.00%     8.91% to      9.61%
        December 31,
         2003......   389,561    $0.95147 to   $1.07966    $  421,057      0.79%      1.35% to   1.90%    20.59% to     21.23%
        December 31,
         2002......   166,934    $0.78749 to   $0.89088    $  138,130      0.00%      1.35% to   1.90%   -13.16% to    -12.85%
        December 31,
         2001......    70,953    $0.90679 to   $0.94990    $   65,531      2.78%      1.35% to   1.70%    -7.40% to     -7.14%
                                                  PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   593,163    $1.00920 to   $1.48911    $1,099,499      0.50%      1.35% to   2.00%     7.10% to      7.79%
        December 31,
         2004......   477,746    $0.93943 to   $1.38211    $  597,023      0.40%      1.35% to   2.00%    10.83% to     11.54%
        December 31,
         2003......   281,219    $0.84514 to   $1.06700    $  301,059      0.44%      1.35% to   1.90%    25.88% to     26.57%
        December 31,
         2002......   120,052    $0.67004 to   $0.84346    $   88,202      0.00%      1.35% to   1.90%   -18.65% to    -18.35%
        December 31,
         2001......    54,257    $0.82369 to   $0.90967    $   45,992      1.56%      1.35% to   1.70%   -13.39% to    -13.13%


                                      A44


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                       UNITS            UNIT VALUE            ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)        LOWEST -- HIGHEST        (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ------------------------    --------   ----------    ---------------     -------------------
                                            PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   112,979    $ 0.91771 to   $ 1.57741    $159,065       0.16%     1.35% to   2.00%     8.32% to      9.01%
        December 31,
         2004......    92,089    $ 0.84470 to   $ 1.44765    $117,544       0.05%     1.40% to   2.00%    12.51% to     13.17%
        December 31,
         2003......    49,024    $ 0.74865 to   $ 1.05061    $ 51,315       0.02%     1.40% to   1.90%    30.30% to     30.96%
        December 31,
         2002......    20,717    $ 0.57340 to   $ 0.80240    $ 13,525       0.00%     1.35% to   1.90%   -23.46% to    -23.24%
        December 31,
         2001......     9,469    $ 0.74916 to   $ 0.87109    $  7,367       0.37%     1.35% to   1.70%   -19.37% to    -19.12%
                                            PRUDENTIAL SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    65,436    $ 0.73359 to   $ 1.78245    $ 83,908       0.59%     1.35% to   2.00%    14.11% to     14.85%
        December 31,
         2004......    58,453    $ 0.64107 to   $ 1.55290    $ 63,262       0.19%     1.35% to   2.00%    14.26% to     14.98%
        December 31,
         2003......    40,928    $ 0.55950 to   $ 1.10501    $ 34,917       0.26%     1.35% to   1.90%    36.98% to     37.73%
        December 31,
         2002......    28,228    $ 0.40766 to   $ 0.80285    $ 14,017       0.00%     1.35% to   1.90%   -23.86% to    -23.60%
        December 31,
         2001......    17,864    $ 0.53544 to   $ 0.74180    $ 10,336       0.32%     1.35% to   1.70%   -36.71% to    -36.51%
                                                  PRUDENTIAL SP LSV INTERNATIONAL VALUE PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    61,884    $ 0.93945 to   $ 1.63218    $ 80,895       0.42%     1.40% to   2.00%    11.54% to     12.21%
        December 31,
         2004......    56,155    $ 0.83972 to   $ 1.45822    $ 64,335       0.43%     1.40% to   2.00%    13.54% to     14.21%
        December 31,
         2003......    45,767    $ 0.73752 to   $ 1.07261    $ 43,370       0.71%     1.40% to   1.90%    25.00% to     25.62%
        December 31,
         2002......    31,180    $ 0.58896 to   $ 0.85393    $ 20,521       0.00%     1.40% to   1.90%   -18.56% to    -18.31%
        December 31,
         2001......    18,004    $ 0.72306 to   $ 0.84741    $ 13,426       0.63%     1.35% to   1.70%   -23.36% to    -23.13%
                                                EVERGREEN VA BALANCED FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     1,017    $ 1.05290 to   $ 1.22238    $  1,234       2.41%     1.40% to   1.85%     3.37% to      3.83%
        December 31,
         2004......     1,326    $ 1.01405 to   $ 1.18087    $  1,554       0.86%     1.40% to   1.85%     4.37% to      4.85%
        December 31,
         2003......     1,190    $ 0.96717 to   $ 0.96717    $  1,335       6.21%     1.40% to   1.40%    14.17% to     14.17%
        December 31,
         2002......         7    $ 0.84711 to   $ 0.84711    $      6       0.28%     1.40% to   1.40%   -10.91% to    -10.91%
        December 31,
         2001......        19    $ 0.95089 to   $ 0.95089    $     18      14.47%     1.40% to   1.40%    -4.91% to     -4.91%
                                                 EVERGREEN VA GROWTH FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......       849    $ 1.17798 to   $ 1.59343    $  1,339       0.00%     1.40% to   1.85%     4.59% to      5.06%
        December 31,
         2004......     1,020    $ 1.12462 to   $ 1.51675    $  1,536       0.00%     1.40% to   1.85%    11.80% to     12.29%
        December 31,
         2003......       766    $ 1.00452 to   $ 1.00452    $  1,031       0.00%     1.70% to   1.70%    36.66% to     36.66%
        December 31,
         2002......         5    $ 0.73505 to   $ 0.73505    $      3       0.00%     1.70% to   1.70%   -24.48% to    -24.48%



                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                                  EVERGREEN VA OMEGA FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     2,203    $ 1.00323 to   $ 1.44748    $  3,141       0.20%     1.40% to   1.85%     1.97% to      2.42%
        December 31,
         2004......     2,484    $ 0.96898 to   $ 1.41333    $  3,469       0.00%     1.40% to   1.85%     5.26% to      5.74%
        December 31,
         2003......     1,962    $ 0.92642 to   $ 1.04554    $  2,607       0.00%     1.40% to   1.70%    37.70% to     38.11%
        December 31,
         2002......        22    $ 0.67078 to   $ 0.75856    $     17       0.00%     1.40% to   1.70%   -26.41% to    -26.41%
        December 31,
         2001......         4    $ 0.91152 to   $ 0.91152    $      4       0.00%     1.40% to   1.40%    -8.85% to     -8.85%
                                             EVERGREEN VA SPECIAL VALUES FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     2,586    $ 1.40077 to   $ 1.62435    $  4,152       1.00%     1.40% to   1.85%     8.75% to      9.24%
        December 31,
         2004......     2,603    $ 1.28607 to   $ 1.48703    $  3,833       1.15%     1.40% to   1.85%    18.19% to     18.71%
        December 31,
         2003......     1,471    $ 1.08655 to   $ 1.20289    $  1,830       0.30%     1.40% to   1.70%    27.35% to     27.72%
        December 31,
         2002......        48    $ 0.85230 to   $ 0.94182    $     42       0.34%     1.40% to   1.70%   -14.06% to    -13.81%
        December 31,
         2001......         4    $ 1.09268 to   $ 1.09268    $      4       0.81%     1.40% to   1.40%     9.27% to      9.27%
                                         EVERGREEN INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......       124    $13.91662 to   $14.04482    $  1,730       2.61%     1.40% to   1.85%    13.90% to     14.40%
        December 31,
         2004......        87    $12.21880 to   $12.27702    $  1,062       1.61%     1.40% to   1.85%    17.04% to     17.56%
        December 31,
         2003......        34    $10.43946 to   $10.44289    $    350       0.93%     1.40% to   1.85%     4.50% to      4.53%


                                      A45


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------
                                         EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     344     $11.93001 to   $12.03990    $ 4,118      0.98%      1.40% to   1.85%    7.04% to     7.51%
        December 31,
         2004..........     266     $11.14557 to   $11.19868    $ 2,976      1.69%      1.40% to   1.85%    7.23% to     7.70%
        December 31,
         2003..........      68     $10.39444 to   $10.39784    $   710      0.51%      1.40% to   1.85%    4.80% to     4.83%
                                      AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     115     $10.23808 to   $10.28681    $ 1,177      0.00%      1.40% to   2.00%    1.83% to     2.31%
                                       AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     140     $10.30508 to   $10.35426    $ 1,450      0.00%      1.40% to   2.00%    2.37% to     2.86%
                                     AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      87     $10.28803 to   $10.33700    $   900      0.03%      1.40% to   2.00%    2.45% to     2.94%
                                          AST COHEN & STEERS REAL ESTATE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     443     $11.98449 to   $12.04155    $ 5,325      0.02%      1.40% to   2.00%   18.11% to    18.67%
                                              AST GLOBAL ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      47     $10.59416 to   $10.64464    $   494      0.00%      1.40% to   2.00%    5.78% to     6.28%
                                             AST DEAM LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     296     $10.68583 to   $10.73678    $ 3,171      0.03%      1.40% to   2.00%    5.96% to     6.46%
                                            AST DEAM SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      63     $10.28365 to   $10.33264    $   648      0.00%      1.40% to   2.00%    2.73% to     3.21%
                                             AST DEAM SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     115     $ 9.98999 to   $10.03757    $ 1,152      0.00%      1.40% to   2.00%   -0.55% to    -0.08%
                                           AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     274     $ 9.83138 to   $ 9.87825    $ 2,705      0.63%      1.40% to   2.00%   -1.45% to    -0.99%
                                         AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     297     $10.92849 to   $10.98052    $ 3,258      0.00%      1.40% to   2.00%    9.30% to     9.82%
                                                AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     143     $10.32446 to   $10.37369    $ 1,480      0.03%      1.40% to   2.00%    2.58% to     3.07%
                                               AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     229     $10.60928 to   $10.66828    $ 2,433      0.00%      1.40% to   2.10%    5.58% to     6.17%
                                      AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      97     $10.72971 to   $10.78065    $ 1,041      0.01%      1.40% to   2.00%    6.95% to     7.45%
                                         AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     234     $10.54976 to   $10.60000    $ 2,478      0.00%      1.40% to   2.00%    5.51% to     6.01%
                                               AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     973     $10.52787 to   $10.57804    $10,264      0.03%      1.40% to   2.00%    4.48% to     4.97%
                                          AST LORD ABBETT BOND DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     285     $ 9.92247 to   $ 9.96977    $ 2,835      0.06%      1.40% to   2.00%   -0.76% to    -0.29%
                                            AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     709     $10.87333 to   $10.92526    $ 7,726      0.00%      1.40% to   2.00%    7.38% to     7.89%



                                      A46


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------

                                                  AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      137    $10.72987 to   $10.78089    $ 1,469      0.00%      1.40% to   2.00%    6.91% to     7.41%


                                      AST NEUBERGER & BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      435    $11.27378 to   $11.35869    $ 4,931      0.00%      1.40% to   2.35%   12.12% to    12.96%


                                       AST NEUBERGER & BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    1,055    $10.84658 to   $10.90682    $11,489      0.00%      1.40% to   2.10%    8.23% to     8.83%
                                              AST PIMCO LIMITED MATURITY BOND (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      372    $10.02962 to   $10.07733    $ 3,741      0.05%      1.40% to   2.00%    0.31% to     0.78%

                                         AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........       54    $10.28329 to   $10.33229    $   560      0.00%      1.40% to   2.00%    2.02% to     2.51%

                                          AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      215    $10.37238 to   $10.42169    $ 2,234      0.07%      1.40% to   2.00%    3.21% to     3.70%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------

        December 31,
         2005..........    2,037    $11.70665 to   $11.76236    $23,909      0.00%      1.40% to   2.00%   17.04% to    17.59%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      214    $10.32700 to   $10.37610    $ 2,213      0.04%      1.40% to   2.00%    2.98% to     3.46%
                                              AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      166    $10.44900 to   $10.49866    $ 1,733      0.00%      1.40% to   2.00%    4.85% to     5.34%


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------

                                        AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,

         2005..........      337    $10.62393 to   $10.67460    $ 3,586      0.00%      1.40% to   2.00%    7.17% to     7.67%
                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      359    $ 9.42345 to   $ 9.46839    $ 3,395      0.05%      1.40% to   2.00%   -5.28% to    -4.83%

                                        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      219    $ 9.99478 to   $ 9.99933    $ 2,188      0.00%      1.40% to   2.00%   -0.04% to     0.00%

                                      AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    2,645    $ 9.99914 to   $10.00933    $26,458      0.00%      1.40% to   2.75%    0.01% to     0.10%

                                         AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    2,355    $10.00913 to   $10.01933    $23,582      0.00%      1.40% to   2.75%    0.11% to     0.20%
                                       AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      858    $10.01910 to   $10.02932    $ 8,600      0.00%      1.40% to   2.75%    0.21% to     0.30%

                                       AST PRERSERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      220    $10.03099 to   $10.03931    $ 2,209      0.00%      1.40% to   2.50%    0.33% to     0.40%

                                              GARTMORE GVIT DEVELOPING MARKETS (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      579    $12.02867 to   $12.08600    $ 6,988      0.31%      1.40% to   2.00%   21.74% to    22.32%


             * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment

                                      A47
                  income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

             ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

             *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2005 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.

             CHARGES AND EXPENSES

             A. MORTALITY RISK AND EXPENSE RISK CHARGES

             The mortality risk and expense risk charges are applied daily against the net assets of each contract. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

             B. ADMINISTRATION CHARGE

             The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. A charge is assessed through the redemption of units.


                                      A48


                                                                      MORTALITY &      MORTALITY & EXPENSE CHARGE:   ADMINISTRATION
        CONTRACTS:                                                  EXPENSE CHARGE:      WITH LIFETIME 5 OPTION:         CHARGE:
                                                                    ---------------    ---------------------------   --------------
        Strategic Partners Annuity One
         Basic..................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.70%                   2.30%                     NA
        Strategic Partners Annuity One Enhanced -- Non Bonus
         Version
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.70%                   2.30%                     NA
        Strategic Partners Annuity One Enhanced -- Bonus Version
          Basic.................................................          1.50%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.70%                   2.30%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.80%                   2.40%                     NA
        Strategic Partners Plus
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with Step Up and Roll Up.........................          1.70%                   2.30%                     NA
        Strategic Partners Plus Enhanced -- Non Bonus Version
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with Step Up and Roll Up.........................          1.70%                   2.30%                     NA
        Strategic Partners Plus Enhanced -- Bonus Version
          Basic.................................................          1.50%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.70%                   2.30%                     NA
          GMDB with Step Up and Roll Up.........................          1.80%                   2.40%                     NA
        Strategic Partners Select GMDB with Step Up and Roll Up.          1.52%                     NA                      NA
        Strategic Partners Advisor
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB with Step Up and Roll Up.........................          1.65%                   2.25%                     NA
        Strategic Partners FlexElite
          Basic.................................................          1.60%                   2.20%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.80%                   2.40%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.90%                   2.50%                     NA
        Strategic Partners Enhanced FlexElite
          Basic.................................................          1.65%                   2.25%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.90%                   2.50%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          2.00%                   2.60%                     NA
          WHDV..................................................          2.15%                   2.75%                     NA
        Strategic Partners Plus Enhanced III -- Non Bonus
         Version
          Basic.................................................          1.50%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.75%                   2.25%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.85%                   2.35%                     NA
          WHDV..................................................          1.90%                   2.50%                     NA
        Strategic Partners Plus Enhanced III -- Bonus Version
          Basic.................................................          1.40%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.65%                   2.38%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.75%                   2.45%                     NA
          WHDV..................................................          2.00%                   2.00%                     NA
        Strategic Partners Annuity One Enhanced III -- Non Bonus
         Version
          Basic.................................................          1.50%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.75%                   2.25%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.85%                   2.35%                     NA
          WHDV..................................................          1.90%                   2.00%                     NA
        Strategic Partners Annuity One Enhanced III -- Bonus
         Version
          Basic.................................................          1.40%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.35%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.75%                   2.45%                     NA
          WHDV..................................................          2.00%                   2.60%                     NA
        Discovery Preferred Variable Annuity....................          1.25%                    NA                     0.15%
        Discovery Select Variable Annuity.......................          1.25%                    NA                     0.15%
        Discovery Choice
          Basic.................................................          1.35%                    NA                       NA
          Enhanced..............................................          1.65%                    NA                       NA


                                      A49

             C. WITHDRAWAL CHARGES

             A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. This charge is assessed through the redemption of units.


                                      A50

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2005 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 12, 2006



                                      A51

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2005 and 2004

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Financial Statements                                                   Page No.
--------------------                                                   --------
Report of Independent Registered Public Accounting Firm...............  F - 2

Consolidated Financial Statements:....................................

   Consolidated Statements of Financial Position - December 31,         F - 3
   2005 and 2004......................................................

   Consolidated Statements of Operations and Comprehensive Income       F - 4
   Years ended December 31, 2005, 2004 and 2003.......................

   Consolidated Statements of Stockholder's Equity Years ended          F - 5
   December 31, 2005, 2004 and 2003...................................

   Consolidated Statements of Cash Flows Years ended December 31,       F - 6
   2005, 2004 and 2003................................................

   Notes to the Consolidated Financial Statements.....................  F - 7

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2005 and December 31, 2004 and the results of their operations and their cash flows for the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company adopted American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" as of January 1, 2004.

PricewaterhouseCoopers LLP
New York, New York
March 24, 2006

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2005 and December 31, 2004 (in thousands, except share amounts)

                                                        2005         2004
                                                     ----------- -----------
ASSETS
Fixed maturities available for sale, at fair value
  (amortized cost, 2005 - $6,142,093; 2004 -
  $6,114,020)....................................... $ 6,189,040 $ 6,339,103
Policy loans........................................     879,156     856,755
Short-term investments..............................     113,144     122,061
Commercial loans....................................     269,161       2,285
Other long-term investments.........................      34,993      25,973
                                                     ----------- -----------
   Total investments................................   7,485,494   7,346,177
Cash and cash equivalents...........................     158,010     743,533
Deferred policy acquisition costs...................   1,663,003   1,429,027
Accrued investment income...........................      98,110     101,432
Reinsurance recoverables............................     932,826     765,045
Receivables from parent and affiliates..............      79,188      50,339
Deferred sales inducements..........................     139,012     110,460
Other assets........................................      24,498      14,408
Separate account assets.............................  19,094,129  17,326,555
                                                     ----------- -----------
TOTAL ASSETS                                         $29,674,270 $27,886,976
                                                     =========== ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances..................... $ 5,793,743 $ 6,208,110
Future policy benefits and other policyholder
  liabilities.......................................   1,446,717   1,240,650
Cash collateral for loaned securities...............     389,794     410,718
Securities sold under agreement to repurchase.......      36,439      45,254
Income taxes payable................................     432,161     433,966
Short term debt to affiliates.......................     105,596          --
Payable to parents and affiliates...................      22,445       3,739
Other liabilities...................................     287,035     327,227
Separate account liabilities........................  19,094,129  17,326,555
                                                     ----------- -----------
Total liabilities                                    $27,608,059 $25,996,219
                                                     ----------- -----------
COMMITMENT AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($10 par value; 1,000,000 shares,
  authorized; 250,000 shares, issued and
  outstanding)......................................       2,500       2,500
Additional paid-in capital..........................     454,670     455,377
Deferred compensation...............................          --      (1,173)
Retained earnings...................................   1,590,441   1,359,526
Accumulated other comprehensive income..............      18,600      74,527
                                                     ----------- -----------
Total stockholder's equity                             2,066,211   1,890,757
                                                     ----------- -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY           $29,674,270 $27,886,976
                                                     =========== ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2005, 2004 and 2003 (in thousands)

                                             2005        2004        2003
                                          ----------  ----------  ----------
REVENUES

Premiums................................. $   38,029  $   73,059  $  118,449
Policy charges and fee income............    564,130     611,712     544,610
Net investment income....................    404,045     373,552     344,628
Realized investment (losses)/gains, net..       (147)      5,011      (2,770)
Asset management fees....................     17,105      15,747      13,218
Other income.............................     12,125      10,514       9,595
                                          ----------  ----------  ----------
Total revenues...........................  1,035,287   1,089,595   1,027,730
                                          ----------  ----------  ----------
BENEFITS AND EXPENSES

Policyholders' benefits..................     98,899     234,841     282,875
Interest credited to policyholders'
  account balances.......................    234,881     250,675     227,992
General, administrative and other
  expenses...............................    449,291     458,590     397,881
                                          ----------  ----------  ----------
Total benefits and expenses..............    783,071     944,106     908,748
                                          ----------  ----------  ----------
Income from operations before income
  taxes and cumulative effect of
  accounting change......................    252,216     145,489     118,982

Income taxes:
   Current...............................    (30,108)     59,682     (69,617)
   Deferred..............................     51,409     (36,804)    103,666
                                          ----------  ----------  ----------
Total income tax expense.................     21,301      22,878      34,049
                                          ----------  ----------  ----------
Income from Operations Before Cumulative
  Effect of Accounting Change............    230,915     122,611      84,933

Cumulative effect of accounting change,
  net of taxes...........................         --      (9,150)         --
                                          ----------  ----------  ----------
NET INCOME...............................    230,915     113,461      84,933
                                          ----------  ----------  ----------
Change in net unrealized investment
  gains, net of taxes....................    (55,927)    (41,944)      8,379
Cumulative effect of accounting change,
  net of taxes...........................         --       4,030          --
                                          ----------  ----------  ----------
Accumulated other comprehensive income
  (loss), net of taxes...................    (55,927)    (37,914)      8,379
                                          ----------  ----------  ----------
COMPREHENSIVE INCOME..................... $  174,988  $   75,547  $   93,312
                                          ==========  ==========  ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Periods Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                                                          Accumulated
                                                     Additional                              Other         Total
                                              Common  Paid-in-    Deferred    Retained   Comprehensive Stockholder's
                                              Stock   Capital   Compensation  Earnings   Income (Loss)    Equity
                                              ------ ---------- ------------ ----------  ------------- -------------
Balance, January 1, 2003..................... $2,500  $466,748         --    $1,161,136    $ 91,751     $1,722,135

Net income...................................     --        --         --        84,933          --         84,933
Adjustments to policy credits issued to
  eligible policyholders.....................     --        --         --            (4)         --             (4)
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --    (7,557)        --            --       7,557             --
Stock-based compensation programs............     --       463       (850)           --          --           (387)
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --       8,379          8,379
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2003...................  2,500   459,654       (850)    1,246,065     107,687      1,815,056

Net income...................................     --        --         --       113,461          --        113,461
Stock-based compensation programs............     --       477       (323)           --          --            154
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --    (4,754)        --            --       4,754             --
Cumulative effect of accounting change, net
  of taxes...................................     --        --         --            --       4,030          4,030
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --     (41,944)       (41,944)
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2004...................  2,500   455,377     (1,173)    1,359,526      74,527      1,890,757

Net income...................................     --        --         --       230,915          --        230,915
Stock-based compensation programs............     --      (941)     1,173            --          --            232
Contributed Capital..........................     --       234         --            --          --            234
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --        --         --            --          --             --
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --     (55,927)       (55,927)
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2005................... $2,500  $454,670    $    --    $1,590,441    $ 18,600     $2,066,211
                                              ======  ========    =======    ==========    ========     ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Year Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                       2005         2004         2003
                                                   -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income........................................ $   230,915  $   113,461  $    84,933
Adjustments to reconcile net income to net
  cash from (used in) operating activities:
   Policy charges and fee income..................    (125,077)    (109,931)     (83,183)
   Interest credited to policyholders'
     account balances.............................     234,881      250,675      227,992
   Realized investment losses (gains), net........         147       (5,011)       2,770
   Amortization and other non-cash items..........      33,063      (52,253)      34,436
   Cumulative effect of accounting change,
     net of taxes.................................          --        9,150           --
   Change in:.....................................
       Future policy benefits and other
         insurance liabilities....................     206,067      219,305      137,212
       Reinsurance recoverable....................    (167,781)    (247,635)    (116,739)
       Accrued investment income..................       3,322        1,638      (10,665)
       Receivables from Parent and affiliates.....     (28,849)       2,799          461
       Payable to Parent and affiliates...........      18,706        3,034          273
       Deferred policy acquisition costs..........    (130,540)     (34,829)    (241,712)
       Income taxes payable.......................      27,720      123,407       81,529
       Deferred sales inducements.................     (28,552)     (36,136)     (47,100)
       Other, net.................................      36,805       21,575      (29,262)
                                                   -----------  -----------  -----------
Cash Flows From Operating Activities..............     310,827      259,249       40,945
                                                   -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:.................
       Fixed maturities available for sale........   4,625,000    2,295,883    2,503,029
       Policy loans...............................      98,656      107,906      134,360
       Commercial loans...........................       1,805          249        8,398
   Payments for the purchase of:..................
       Fixed maturities available for sale........  (4,842,469)  (2,128,650)  (3,338,048)
       Policy loans...............................     (83,116)     (78,515)     (65,773)
       Commercial loans...........................    (270,950)      (2,286)          --
   Other long-term investments, net...............      (5,116)      38,800      (11,271)
   Short-term investments, net....................     (12,953)      63,476       61,196
                                                   -----------  -----------  -----------
Cash Flows (Used In) From Investing
Activities........................................    (489,143)     296,863     (708,109)
                                                   -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:

   Policyholders' account deposits................   2,233,293    2,107,194    2,223,777
   Policyholders' account withdrawals.............  (2,768,247)  (2,095,228)  (1,637,409)
   Proceeds from short-term debt issued...........     783,341           --           --
   Repayments of short-term debt..................    (677,745)          --           --
   Cash collateral for loaned securities, net.....     (20,924)     (20,853)     206,053
   Securities sold under agreement to
     repurchase, net..............................      (8,815)     (51,848)    (303,405)
   Paid in capital transaction associated
     with the purchase of fixed maturities
     from an affiliate............................          --       (4,754)      (7,557)
   Contributed capital............................         234           --           --
   Net change in financing arrangements
     (maturities 90 days or less).................      51,656         (654)       3,087
                                                   -----------  -----------  -----------
Cash Flows (Used In) From Financing
Activities........................................    (407,207)     (66,143)     484,546
                                                   -----------  -----------  -----------
   Net (decrease) increase in cash and cash
     equivalents..................................    (585,523)     489,969     (182,618)
   Cash and cash equivalents, beginning of
     year.........................................     743,533      253,564      436,182
                                                   -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD.......... $   158,010  $   743,533  $   253,564
                                                   ===========  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes received.......................... $    (6,418) $  (103,090) $   (51,515)
                                                   -----------  -----------  -----------

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

1. BUSINESS

Pruco Life Insurance Company or "the Company," is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. Pruco Life Insurance Company is licensed to sell interest sensitive individual life insurance, variable life insurance, term life insurance, variable and fixed annuities, and a non-participating guaranteed interest contract or, "GIC," called Prudential Credit Enhanced GIC or, "PACE," in the District of Columbia, Guam and in all states except New York. Pruco Life Insurance Company also had marketed individual life insurance through its branch office in Taiwan. The branch office was transferred to an affiliated Company on January 31, 2001, as described in Note 13.

Pruco Life Insurance Company has three subsidiaries, which include one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey or, "PLNJ," and two subsidiaries formed in 2003 for the purpose of acquiring and investing in municipal fixed maturities from an affiliated company (see Note 13 to the Consolidated Financial Statements). Pruco Life Insurance Company and its subsidiaries are referred to as "the Company" and all financial information is shown on a consolidated basis throughout this document.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, term life insurance, fixed and variable annuities only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential Insurance"), an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 or, "the date of demutualization," Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. or "Prudential Financial."

Prudential Insurance intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential Insurance is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Pruco Life Insurance Company and its subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, "GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Share-Based Compensation

In December 2004, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 123(R), "Share-Based Payment," that replaces FASB Statement No. 123, "Accounting for Stock-Based Compensation." SFAS
No. 123(R) requires all entities to apply the fair value based measurement method in accounting for share-based payment transactions with employees, except for equity instruments held by employee share ownership plans. Under this method, compensation costs of awards to employees, such as stock options, are measured at fair value and expensed over the period during which an employee is required to provide service in exchange for the award (the vesting period). The Company had previously adopted the fair value recognition provision of the original SFAS No. 123, prospectively for all new stock options issued to employees on or after January 1, 2003. The Company will adopt SFAS No. 123(R) on January 1, 2006. By that date, there will be no unvested stock options issued prior to January 1, 2003.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments

Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized principally by U.S. government and government agency securities. Securities borrowed or loaned are collateralized principally by cash or U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships other than operating joint ventures in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased.

Deferred policy acquisition costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These acquisition costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred policy acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by the Prudential agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General administrative and other expenses" in the period such estimated gross profits are revised.

DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income. For guaranteed investment contracts, acquisition costs are expensed as incurred.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

or contract. These transactions are known as internal replacements. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies.

Reinsurance recoverables and payables

Reinsurance recoverables and payables include receivables and corresponding payables associated with reinsurance arrangements with affiliates. See Note 13 to the Consolidated Financial Statements for additional information about these arrangements.

Separate account assets and liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 12 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Deferred sales inducements

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. They are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2005 and 2004, deferred sales inducement costs included in other assets were $139 million and $110 million, respectively.

Other assets, and other liabilities

Other assets consist primarily of deferred sales inducements costs, premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For life insurance, expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain non-traditional long duration life and annuity contracts, which are discussed more fully in Note 8. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

Unpaid Claims

Unpaid claims include estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of the balance sheet date and is an estimate of the amount of loss will ultimately incur on reported claims. Consistent with industry accounting practice, we do not establish loss reserves until a loss has occurred. These IBNR estimates,

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

and estimates of the amounts of loss we will ultimately incur on reported claims, which are based in part on our historical experience, are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference will be included in our reported results for the period of the change in estimate in the "Policyholders' benefits" caption in our statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from life insurance policies are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Amounts received as payment for deferred annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies, except for amounts associated with certain modified coinsurance contracts which are reflected in the Company's financial statements based on the application of the deposit method of accounting. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset management fees

Beginning on February 1, 2002, the Company received asset management fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," in the Consolidated Balance Sheets, except for embedded derivatives, which are recorded in the consolidated balance sheet with the associated host contract. As discussed in detail below and in
Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in investing activities section in the Consolidated Statements of Cash Flows.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or
(5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. As of December 31, 2005, derivatives qualifying for hedge accounting were not material.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential Financial and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company's consolidated financial position and results of operations.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's current policy is generally to record income only as cash is received following an impairment of a debt security. The Company will adopt this guidance on January 1, 2006, for other than temporary impairments recorded subsequent to December 31, 2005.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In December 2003, the FASB issued FIN No. 46(R), "Consolidation of Variable Interest Entities," which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. On December 31, 2003, the Company adopted FIN No. 46(R) for all special purpose entities ("SPEs") and for relationships with all VIEs that began on or after February 1, 2003. On March 31, 2004, the Company implemented FIN No. 46(R) for relationships with potential VIEs that are not SPEs. The transition to FIN No. 46(R) did not have a material effect on the Company's consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC issued this SOP to address the need for interpretive guidance in three areas: separate account presentation and valuation; the classification and valuation of certain long-duration contract liabilities; and the accounting recognition given sales inducements (bonus interest, bonus credits and persistency bonuses).

The effect of adopting SOP 03-1 was a charge of $9 million, net of $5 million of taxes, which was reported as a "Cumulative effect of accounting change, net of taxes" in the results of operations for the year ended December 31, 2004. This charge reflects the net impact of converting certain individual market value adjusted annuity contracts from separate account accounting treatment to general account accounting treatment, including carrying the related liabilities at accreted value, and the effect of establishing reserves for guaranteed minimum death benefit provisions of the Company's variable annuity and variable life contracts. The Company also recognized a cumulative effect of accounting change related to unrealized investment gains within "Accumulated other comprehensive income, net of taxes" of $4 million, net of $3 million of taxes, for the year ended December 31, 2004. Upon adoption of SOP 03-1, approximately $400 million in "Separate account assets" were reclassified resulting in an increase in "Fixed maturities, available for sale", as well as changes in other non-separate account assets. Similarly, upon adoption, approximately $400 million in "separate account liabilities" were reclassified resulting in increases in "Policyholders' account balances" as well as changes in other non-separate account liabilities.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change its accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The implementation of this TPA during the third quarter of 2004 had no impact on the Company's consolidated financial position or results of operations.

In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement ("modco"), in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contains an embedded derivative

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective October 1, 2003, the Company adopted the guidance prospectively for existing contracts and all future transactions. As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999, were grandfathered and are exempt from the provisions of SFAS No. 133 that relate to embedded derivatives. The application of Implementation Issue No. B36 in 2003 had no impact on the consolidated financial position or results of operations of the Company.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 generally applies to instruments that are mandatorily redeemable, that represent obligations that will be settled with a variable number of company shares, or that represent an obligation to purchase a fixed number of company shares. For instruments within its scope, the statement requires classification as a liability with initial measurement at fair value. Subsequent measurement depends upon the certainty of the terms of the settlement (such as amount and timing) and whether the obligation will be settled by a transfer of assets or by issuance of a fixed or variable number of equity shares. The Company's adoption of SFAS No. 150, as of July 1, 2003, did not have a material effect on the Company's consolidated financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. INVESTMENTS

Fixed Maturities:

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                 2005
                                              -------------------------------------------
                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost       Gains      Losses   Fair Value
                                              ---------- ---------- ---------- ----------
                                                            (in thousands)
Fixed maturities available for sale
Bonds and Preferred Stock:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies................................ $   95,239  $    295   $   133   $   95,401
   States, municipalities and political
     subdivisions............................    108,908     5,233       139      114,002
   Foreign government bonds..................     65,034     5,556        12       70,578
   Mortgage-backed securities................    550,823       283     9,258      541,848
   Asset-Backed Securities...................    777,236     4,139     6,403      774,972
   Public utilities..........................    709,479    17,906     5,744      721,641
   All other corporate bonds.................  3,835,374    74,574    39,350    3,870,598
                                              ----------  --------   -------   ----------
Total fixed maturities, available for sale... $6,142,093  $107,986   $61,039   $6,189,040
                                              ==========  ========   =======   ==========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

                                                                    2004
                                                 -------------------------------------------
                                                              Gross      Gross
                                                 Amortized  Unrealized Unrealized
                                                   Cost       Gains      Losses   Fair Value
                                                 ---------- ---------- ---------- ----------
                                                               (in thousands)
Fixed maturities available for sale
Bonds and Preferred Stock:
   U.S. Treasury securities and obligations of
     U.S. government corporations and agencies.. $   87,013  $    778   $   109   $   87,682
   States, municipalities and political
     subdivisions...............................    173,129     8,627       191      181,565
   Foreign government bonds.....................     30,005     3,982         9       33,978
   Mortgage-backed securities...................    333,720     1,685       440      334,965
   Asset-Backed Securities......................    500,231    11,592     1,345      510,478
   Public utilities.............................    848,762    40,036     1,710      887,088
   All other corporate bonds....................  4,141,160   169,902     7,715    4,303,347
                                                 ----------  --------   -------   ----------
Total fixed maturities, available for sale...... $6,114,020  $236,602   $11,519   $6,339,103
                                                 ==========  ========   =======   ==========

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2005 is shown below:

                                               Available for sale
                                              ---------------------
                                              Amortized    Fair
                                                Cost       Value
                                              ---------- ----------
                                                 (in thousands)
Due in one year or less...................... $  764,757 $  767,081
Due after one year through five years........  1,792,149  1,812,840
Due after five years through ten years.......  2,090,265  2,102,630
Due after ten years..........................    944,099    964,641
Mortgage-backed securities...................    550,823    541,848
                                              ---------- ----------
Total........................................ $6,142,093 $6,189,040
                                              ========== ==========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2005, 2004, and 2003, were $4,634 million, $1,500 million, and $1,957 million, respectively. Proceeds from the maturity of fixed maturities available for sale during 2005, 2004, and 2003, were $0 million, $794 million, and $550 million, respectively. Gross gains of $26 million, $27 million, and $21 million and gross losses of $26 million, $17 million, and $7 million were realized on those sales during 2005, 2004, and 2003, respectively.

Writedowns for impairments, which were deemed to be other than temporary for fixed maturities were $1 million, $1 million, and $12 million for the years, ended December 31, 2005, 2004 and 2003, respectively.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

Other Long-Term Investments

The following table provides information relating to other long-term investments as of December 31:

                                                2005     2004
                                              -------  -------
                                               (in thousands)
Joint ventures and limited partnerships...... $ 4,390  $   185
Company's investment in Separate accounts....  33,710   29,993
Derivatives..................................  (3,876)  (4,683)
Equity securities............................     769      478
                                              -------  -------
Total other long- term investments........... $34,993  $25,973
                                              =======  =======

The Company's share of net income from the joint ventures was $(0.7) million, $1 million, and $2 million for the years ended December 31, 2005, 2004, and 2003, respectively, and is reported in "Net investment income."

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                  2005      2004      2003
                                                --------  --------  --------
                                                       (in thousands)
Fixed maturities, available for sale........... $354,943  $327,899  $295,357
Policy loans...................................   47,368    46,935    46,750
Commercial Loans...............................    6,391        19       878
Short-term investments and cash equivalents....   15,898     7,685     7,357
Other..........................................    6,367     3,962     6,943
                                                --------  --------  --------
Gross investment income........................  430,967   386,500   357,285
   Less: investment expenses...................  (26,922)  (12,948)  (12,657)
                                                --------  --------  --------
Net investment income.......................... $404,045  $373,552  $344,628
                                                ========  ========  ========

Realized investment (losses)/ gains, net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                  2005     2004     2003
                                                -------  -------  -------
                                                      (in thousands)
Fixed maturities, available for sale........... $(1,722) $ 9,034  $ 1,567
Derivatives....................................   3,694   (5,801)  (6,629)
Other..........................................  (2,119)   1,778    2,292
                                                -------  -------  -------
Realized investment gains (losses), net........ $  (147) $ 5,011  $(2,770)
                                                =======  =======  =======

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss), net of tax." Changes in these amounts include reclassification adjustments to exclude from "Accumulated other comprehensive income (loss), net of tax" those items that are included as part of "Net income" for a period that also had been part of "Accumulated other comprehensive income (loss), net of tax" in earlier periods. The amounts for the years ended December 31, net of taxes, are as follows:

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

                                                                                                          Accumulated
                                                                                                             Other
                                                                                                         Comprehensive
                                                                                                         Income (Loss)
                                                                   Deferred                   Deferred   Related to Net
                                                   Net Unrealized   Policy    Policyholders' Income Tax    Unrealized
                                                   Gains (Losses) Acquisition    Account     (Liability)   Investment
                                                   on Investments    Costs       Balances      Benefit   Gains (Losses)
                                                   -------------- ----------- -------------- ----------- --------------
                                                                              (in thousands)
Balance, December 31, 2002........................     236,513      (107,366)      14,215      (51,611)       91,751
Net investment gains (losses) on investments
  arising during the period.......................      25,794            --           --       (9,330)       16,464
Purchase of fixed maturities from an affiliate
  (see Note 13)...................................      11,659            --           --       (4,102)        7,557
Reclassification adjustment for gains (losses)
  included in net income..........................      (2,177)           --           --          784        (1,393)
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --       (13,999)          --        5,040        (8,959)
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --        3,543       (1,276)        2,267
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2003........................     271,789      (121,365)      17,758      (60,495)      107,687
Net investment gains (losses) on investments
  arising during the period.......................     (72,565)           --           --       26,651       (45,914)
Purchase of fixed maturities from an affiliate
  (see Note 13)...................................       7,314            --           --       (2,560)        4,754
Cumulative effect of change in accounting
  principle.......................................      27,505       (21,208)          --       (2,267)        4,030
Reclassification adjustment for gains (losses)
  included in net income..........................      (8,888)           --           --        3,111        (5,777)
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --        11,592           --       (4,057)        7,535
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --        3,130         (918)        2,212
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2004........................   $ 225,155     $(130,981)    $ 20,888     $(40,535)    $  74,527
Net investment gains (losses) on investments
  arising during the period.......................    (179,640)           --           --       62,491      (117,149)
Reclassification adjustment for gains (losses)
  included in net income..........................       1,534            --           --         (537)          997
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --       103,437           --      (36,203)       67,234
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --      (10,783)       3,774        (7,009)
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2005........................   $  47,049     $ (27,544)    $ 10,105     $(11,010)    $  18,600
                                                     =========     =========     ========     ========     =========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

The table below presents net unrealized gains on investments by asset class at December 31,

                                               2005     2004     2003
                                              ------- -------- --------
                                                   (in thousands)
Fixed maturities............................. $46,948 $225,083 $271,772
Other long-term investments..................     101       72       17
                                              ------- -------- --------
Unrealized gains on investments.............. $47,049 $225,155 $271,789
                                              ======= ======== ========

Included in other long-term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2005 and 2004 respectively:

                                         Less than twelve months Twelve months or more         Total
                                         ----------------------- --------------------- ---------------------
                                           Fair      Unrealized   Fair     Unrealized    Fair     Unrealized
                                           Value       Losses     Value      Losses      Value      Losses
                                         ----------  ----------  --------  ----------  ---------- ----------
                                                                 (in thousands)
Fixed maturities: 2005
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies............. $   69,355   $   148    $  3,882   $   124    $   73,237  $   272
Foreign government bonds................        786         7         174         5           960       12
Corporate securities....................  2,272,623    41,195     331,991    10,302     2,604,614   51,497
Mortgage-backed securities..............    494,304     8,650      22,912       608       517,216    9,258
                                         ----------   -------    --------   -------    ----------  -------
Total................................... $2,837,068   $50,000    $358,959   $11,039    $3,196,027  $61,039
                                         ==========   =======    ========   =======    ==========  =======
Fixed maturities: 2004
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies............. $  104,487   $   300    $     --   $    --    $  104,487  $   300
Foreign government bonds................      2,656         9          --        --         2,656        9
Corporate securities....................  1,113,346     8,943      50,766     1,827     1,164,112   10,770
Mortgage-backed securities..............     80,097       438          41         2        80,138      440
                                         ----------   -------    --------   -------    ----------  -------
Total................................... $1,300,586   $ 9,690    $ 50,807   $ 1,829    $1,351,393  $11,519
                                         ==========   =======    ========   =======    ==========  =======

As of December 31, 2005, gross unrealized losses on fixed maturities totaled $61 million comprising 557 issuers. Of this amount, there was $50 million in the less than twelve months category comprising 444 issuers and $11 million in the greater than twelve months category comprising 113 issuers. There were 5 individual issuers with gross unrealized losses greater than $1.1 million. $48 million of gross unrealized losses of less than twelve months is comprised of investment grade securities. Approximately half of gross unrealized losses of twelve months or more were concentrated in the finance and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments is not warranted at December 31, 2005.

Included in other long-term investments are equity securities, which have been in a loss position for less than 12 months with a fair value of $39 thousand and a gross unrealized loss of $93 thousand.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2005 and 2004, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $393 million and $437 million, respectively.

Fixed maturities of $4 million at December 31, 2005 and 2004 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                               2005        2004        2003
                                            ----------  ----------  ----------
                                                      (in thousands)
Balance, beginning of year................. $1,429,027  $1,380,710  $1,152,997
Capitalization of commissions, sales and
  issue expenses...........................    340,260     221,237     371,650
Amortization...............................   (209,721)   (186,408)   (129,938)
Change in unrealized investment gains......    103,437      11,592     (13,999)
Impact of adoption of SOP 03-1.............         --       1,896          --
                                            ----------  ----------  ----------
Balance, end of year....................... $1,663,003  $1,429,027  $1,380,710
                                            ==========  ==========  ==========

Deferred acquisition costs in 2004 and 2005 include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Reinsurance Captive Company or "PARCC," discussed in Note 13 below. Ceded capitalization and amortization relating to this treaty included in the above table amounted to $69 million and $17 million, respectively, in 2004 and 2005.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31, are as follows:

                                                 2005       2004
                                              ---------- ----------
                                                 (in thousands)
Life insurance - domestic.................... $  825,341 $  673,532
Life insurance - Taiwan......................    519,189    467,332
Individual and group annuities...............     47,103     46,190
Other contract liabilities...................     55,084     53,596
                                              ---------- ----------
Total future policy benefits................. $1,446,717 $1,240,650
                                              ========== ==========

Life insurance liabilities include reserves for death benefits and other policy benefits. Annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for domestic insurance and 6.18% to 7.43% for Taiwan reserves.

Future policy benefits for individual and group annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual and group annuities reserves range from 5.25% to 14.75%, with approximately 29% of the reserves based on an interest rate in excess of 8%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience (except for certain group insurance coverages for which future policy benefits are equal to gross unearned premium reserves). The interest rates used in the determination of the present values range from 5.85% to 6.30%.

Policyholders' account balances at December 31, are as follows:

                                                 2005       2004
                                              ---------- ----------
                                                 (in thousands)
Interest-sensitive life contracts............ $2,720,876 $2,508,606
Individual annuities.........................  2,080,547  2,265,097
Guaranteed investment contracts and
  guaranteed interest accounts...............    740,003  1,263,082
Dividend accumulations and other.............    252,317    171,325
                                              ---------- ----------
Total policyholders' account balances........ $5,793,743 $6,208,110
                                              ========== ==========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3% to 5.25% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 1.50% to 13.00%, with less than 1% of policyholders' account balances with interest crediting rates in excess of 8%. Interest crediting rates for guaranteed investment contracts and guaranteed interest accounts range from 3% to 8.03%, with less than 1% of policyholders' account balances with interest crediting rates in excess of 8%. Interest crediting rates range from 1% to 5% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance, with Prudential Insurance, Prudential of Taiwan, PARCC and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote. Effective July 1, 2005, the Company entered into a new coinsurance agreement with

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

6. REINSURANCE (continued)

Pruco Re, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after May 5, 2005 as well as for riders issued from March 15, 2005 forward on business in-force before March 15, 2005.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements, including the Company's reinsurance of all its Taiwan business as of February 1, 2001, are described further in Note 13 of the Consolidated Financial Statements.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:

                                                 2005        2004       2003
                                              ----------  ---------  ---------
                                                       (in thousands)
Direct premiums and policy charges and fee
  income..................................... $1,158,865  $ 992,637  $ 829,430
   Reinsurance ceded.........................   (556,706)  (307,866)  (166,371)
                                              ----------  ---------  ---------
Premiums and policy charges and fee income...    602,159  $ 684,771  $ 663,059
                                              ----------  ---------  ---------
Policyholders' benefits ceded................ $  294,674  $ 129,125  $  99,229
                                              ----------  ---------  ---------

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                   2005      2004
                                                 --------  --------
                                                   (in thousands)
Domestic life insurance - affiliated............ $405,357  $272,999
Domestic life insurance - unaffiliated..........   (2,436)   13,166
Other reinsurance - affiliated..................   10,716    11,548
Taiwan life insurance-affiliated................  519,189   467,332
                                                 --------  --------
                                                 $932,826  $765,045
                                                 ========  ========

During 2004, the Company entered into reinsurance contracts with affiliates covering the entire domestic life in force. As a result, all related reinsurance contracts are with affiliates as of December 31, 2004. These contracts are described further in Note 13, below.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                        2005           2004          2003
                                   -------------  -------------- ------------
                                                  (in thousands)
Life insurance face amount in
  force........................... $ 253,768,618  $ 204,016,616  $158,488,681
Ceded.............................  (221,900,847)  (179,108,664)  (81,095,301)
                                   -------------  -------------  ------------
Net amount of life insurance in
  force........................... $  31,867,771  $  24,907,952  $ 77,393,380
                                   =============  =============  ============

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

7. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, are as follows:

                                                2005      2004      2003
                                              --------  --------  --------
                                                     (in thousands)
Current tax (benefit) expense:
   U.S....................................... $(30,108) $ 61,801  $(69,836)
   State and local...........................       --    (2,119)      219
   Foreign...................................       --        --        --
                                              --------  --------  --------
   Total.....................................  (30,108)   59,682   (69,617)
                                              --------  --------  --------
Deferred tax expense (benefit):
   U.S.......................................   51,409   (31,944)  102,685
   State and local...........................       --    (4,860)      981
                                              --------  --------  --------
   Total.....................................   51,409   (36,804)  103,666
                                              --------  --------  --------
Total income tax expense..................... $ 21,301  $ 22,878  $ 34,049
                                              ========  ========  ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                2005      2004      2003
                                              --------  --------  --------
                                                     (in thousands)
Expected federal income tax expense.......... $ 88,276  $ 50,921  $ 41,644
   IRS settlement for examination period
     1997 to 2001............................  (32,656)       --        --
   State and local income taxes..............       --    (4,537)      781
   Non taxable investment income.............  (29,691)  (21,736)  (11,722)
   Other.....................................   (4,628)   (1,770)    3,346
                                              --------  --------  --------
   Total income tax expense.................. $ 21,301  $ 22,878  $ 34,049
                                              ========  ========  ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                   2005     2004
                                                 -------- --------
                                                  (in thousands)
Deferred tax assets
   Insurance reserves........................... $ 28,029 $ 48,116
   Investments..................................    9,709    5,652
   Other........................................    4,291    4,743
                                                 -------- --------
   Deferred tax assets..........................   42,029   58,511
                                                 -------- --------
Deferred tax liabilities
   Deferred acquisition costs...................  428,692  366,155
   Net unrealized gains on securities...........   13,076   74,984
   Other........................................   29,163   24,390
                                                 -------- --------
   Deferred tax liabilities.....................  470,931  465,529
                                                 -------- --------
Net deferred tax liability...................... $428,902 $407,018
                                                 ======== ========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

7. INCOME TAXES (continued)

Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

On January 26, 2006, the Internal Revenue Service ("IRS") officially closed the audit of the consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's statement of operations for the year ended December 31, 2005 includes an income tax benefit of $33 million, reflecting a reduction in the Company's liability for income taxes. The consolidated federal income tax returns for the 2002 and 2003 periods are currently under examination.

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary ("anniversary contract value"). These guarantees include benefits that are payable in the event of death or annuitization.

The Company also issues annuity contracts with contractually guaranteed death benefits and market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2005 and 2004 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31,2005 the Company had the following guarantees associated with these contracts, by product and guarantee type:

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

                                                    December 31, 2005            December 31, 2004
                                               ---------------------------- ----------------------------
                                                                  At                           At
                                               In the Event Annuitization / In the Event Annuitization /
                                                 of Death    Accumulation     of Death    Accumulation
                                               ------------ --------------- ------------ ---------------
                                                  (dollars in thousands)       (dollars in thousands)
Variable Annuity Contracts

Return of net deposits
Account value................................. $ 2,707,932            N/A    $2,185,831           N/A
Net amount at risk............................ $     3,758            N/A    $    7,373           N/A
   Average attained age of contractholders....    62 years            N/A      62 years           N/A

Minimum return or anniversary contract value
Account value................................. $10,232,599    $ 3,247,771    $9,704,195    $2,034,671
Net amount at risk............................ $ 1,189,296    $     1,013    $1,456,702    $    1,122
   Average attained age of contractholders....    64 years       59 years      65 years      59 years
Average period remaining until earliest
  expected annuitization......................                 5.94 years                   6.3 years

                                                Unadjusted     Adjusted      Unadjusted     Adjusted
                                                  Value          Value         Value          Value
                                               ------------ --------------- ------------ ---------------
Market value adjusted annuities Account value. $   294,401    $   299,387    $  328,951    $  345,342

                                                   December 31, December 31,
                                                       2005         2004
                                                   ------------ ------------
                                                     In the Event of Death
                                                   -------------------------
                                                    (dollars in thousands)
Variable Life, Variable Universal Life and
  Universal Life Contracts

No Lapse Guarantees
Separate account value............................ $ 1,869,123  $ 1,625,520
General account value............................. $   593,514  $   393,712
Net amount at risk................................ $39,173,240  $32,294,429
Average attained age of contractholders...........    45 years     45 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                   December 31, December 31,
                                                       2005         2004
                                                   ------------ ------------
                                                    (dollars in thousands)
Equity funds...................................... $ 9,464,782   $8,135,376
Bond funds........................................ $   671,143   $  760,834
Balanced funds.................................... $   334,223   $  305,574
Money market funds................................ $   228,471   $  266,639
Specialty funds................................... $    44,265   $   11,783
                                                   -----------   ----------
   Total.......................................... $10,742,884   $9,480,206
                                                   ===========   ==========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

The total amount of funds invested in separate account investment options for variable life, variable universal life and universal life contracts with guarantees was $1.869 billion at December 31, 2005.

In addition to the above mentioned amounts invested in separate account investment options, $2.197 billion of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts prior to reinsurance. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") and guaranteed minimum income withdrawal benefit ("GMIWB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits."

                                           GMDB     GMIB    GMIWB    Total
                                         --------  ------- ------  --------
                                                   (in thousands)
Balance as of January 1, 2004........... $ 42,194  $ 2,211     --  $ 44,405
   Incurred guarantee benefits..........   24,700    5,214     --    29,914
   Paid guarantee benefits..............  (23,057)      --     --   (23,057)
                                         --------  ------- ------  --------
Balance as of December 31, 2004......... $ 43,837  $ 7,425     --  $ 51,262
   Incurred guarantee benefits..........   25,021    4,941 (1,370)   28,592
   Paid guarantee benefits..............  (16,663)      --     --   (16,663)
                                         --------  ------- ------  --------
Balance as of December 31, 2005......... $ 52,195  $12,366 (1,370) $ 63,191
                                         ========  ======= ======  ========

The GMDB liability is determined each period end by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The percentage of assessments used is chosen such that, at issue, the present value of expected death benefits in excess of the projected account balance and the percentage of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB liability balance, with a related charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised. The GMIB liability was determined at December 31, 2005 by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance.

The present value of death benefits in excess of the projected account balance and the present value of total expected assessments for GMDB's were determined over a reasonable range of stochastically generated scenarios. For variable annuities and variable universal life, 5,000 scenarios were stochastically generated and, from these, 200 scenarios were selected using a sampling technique. For variable life, various scenarios covering a reasonable range were weighted based on a statistical lognormal model. For universal life, 10,000 scenarios were stochastically generated and, from these, 100 were selected.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

The GMIWB feature provides a contractholder with two methods to receive guaranteed minimum payments over time - a "withdrawal" option and an "income" option. Each of these amounts is based on a "protected withdrawal value" (the "GMIWB Protected Withdrawal Value"). The initial GMIWB Protected Withdrawal Value is determined as of the date that the contractholder makes his/her first withdrawal under the annuity following the election of the GMIWB. The initial GMIWB Protected Withdrawal Value is equal to the greatest of three amounts, which, stated generally, are (a) account value, plus additional purchase payments and any credits, rolled up at a specified percentage for a period of time (b) account value as of the date of the first withdrawal and (c) a specified highest anniversary value. Under the withdrawal option, the Company guarantees that a specified percentage of the GMIWB Protected Withdrawal Value can be withdrawn each year until the GMIWB Protected Withdrawal Value has been exhausted. Under the income option, the Company guarantees that a lesser percentage of the GMIWB Protected Withdrawal Value can be withdrawn for life. As under the GMWB feature, the contractholder may elect to step-up the GMIWB Protected Withdrawal Value if, due to positive market performance, the account value is greater than the current GMIWB Protected Withdrawal Value.

Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Other assets." The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                                 Sales Inducements
                                                 -----------------
                                                  (in thousands)
Balance as of January 1, 2004...................     $ 79,143
   Capitalization...............................       43,286
   Amortization.................................      (11,969)
                                                     --------
Balance as of December 31, 2004.................      110,460
   Capitalization...............................       43,349
   Amortization.................................      (14,797)
                                                     --------
Balance as of December 31, 2005.................     $139,012
                                                     ========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net loss for the Company amounted to $2 million, $4 million, and $141 million for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory surplus of the Company amounted to $540 million and $572 million at December 31, 2005 and 2004, respectively. The Company had statutory losses in 2003 primarily attributed to the surplus strain from new business, which results from higher commissions and selling expenses that are not deferred under statutory accounting, and from increases to reserves. During late 2003 and in 2004, the Company obtained reinsurance on the term life business from a captive affiliate, mitigating the surplus strain on that business. The agreement is discussed further in Note 13, below.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company would not be permitted a dividend distribution without prior approval in 2005. There have been no dividend payments to the parent in 2005, 2004 or 2003.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Consolidated Financial Statements for a discussion of derivative instruments.

Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

Investment contracts

For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, carrying value approximates fair value. Investment contracts are reflected within "Policyholders' account balances."

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                                  2005                    2004
                                         ----------------------- -----------------------
                                          Carrying                Carrying
                                           Value     Fair Value    Value     Fair Value
                                         ----------- ----------- ----------- -----------
                                                         (in thousands)
Financial assets:

Fixed maturities, available for sale.... $ 6,189,040 $ 6,189,040 $ 6,339,103 $ 6,339,103
Policy loans............................     879,156     938,419     856,755     960,391
Commercial Loans........................     269,161     269,161       2,285       2,285
Short-term investments..................     113,144     113,144     122,061     122,061
Cash and cash equivalents...............     158,010     158,010     743,533     743,533
Separate account assets.................  19,094,129  19,094,129  17,326,555  17,326,555

Financial liabilities:
Investment contracts....................   3,073,540   3,073,409   3,749,639   3,772,610
Cash collateral for loaned securities...     389,794     389,794     410,718     410,718
Securities sold under repurchase
  agreements............................      36,439      36,439      45,254      45,254
Short Term Debt to affiliates...........     105,596     105,596          --          --
Separate account liabilities............ $19,094,129 $19,094,129 $17,326,555 $17,326,555

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be specifically attributed to specific assets or liabilities or may be based on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

11. DERIVATIVE INSTRUMENTS (continued)

Currency derivatives, including currency swaps, are used by the Company to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in our investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees which are determined using pricing models.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's over-the-counter derivative transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures and options are effected through regulated exchanges, and positions are settled on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company manages credit risk by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. In addition, the Company enters into over-the-counter swaps pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange-traded futures through regulated exchanges and these positions are marked to market on a daily basis.

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $ 121 million of commercial loans in 2006. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $73 million in 2006.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product and administration, servicing or other errors, including errors relating to the timing or amount of payments due to customers. In certain cases, if appropriate, we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS (continued)

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company's litigation and regulatory matters are subject to legal and regulatory actions in the ordinary course of their businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We may also be subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against the Company and The Prudential Insurance Company of America. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. The Company plans to appeal the verdict.

The Company's litigation and regulatory matters is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Beginning in 2003, general and administrative expenses also includes allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Prudential Insurance sponsors voluntary savings plan for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $1.5 million and $1.5 million in 2005 and 2004, respectively.

The Company's share of net expense for the pension plans was $3.1 million and $3.6 million for the twelve months ended December 31, 2005 and twelve months ended December 31, 2004, respectively.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

In accordance with a revenue sharing agreement with Prudential Investments LLC, the Company receives fee income from policyholders' account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance. The cash surrender value included in separate accounts for the COLI policies was $1.223 billion and $1.101 billion at December 31, 2005 and December 31, 2004, respectively. Fees related to the COLI policies were $16 million, $13 million and $12 million for the years ending December 31, 2005, 2004 and 2003.

Reinsurance with affiliates

Pruco Reinsurance Ltd.

During September 2003, the Company implemented an agreement to reinsure its term life insurance policies with an affiliated company, Pruco Reinsurance Ltd. or, "Pruco Re." The Company reinsured with Pruco Re a significant portion of the risks under such policies through an automatic and facultative coinsurance agreement. This Agreement covered all significant risks under the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. This coinsurance agreement replaced the yearly renewable term agreements with external reinsurers that were previously in effect on this block of business. The initial cost of this transaction of $8 million was deferred and amortized over the life of the underlying insurance policies; $1 million was amortized in 2003, less than $1 million in 2004, these amounts were recorded in other income. Reinsurance recoverables related to this transaction were $29 million at December 31, 2003, including the unamortized portion of the initial cost of $7 million. Premiums ceded in 2004 and 2003 were $58 million and $31 million, respectively. Benefits ceded in 2004 and 2003 were ($5) million and $6 million, respectively.

During September 2004, this transaction was recaptured by the Company and replaced with a new coinsurance with PARCC, described in more detail below.

PARCC

In September 2004, the Company entered into an agreement to reinsure its term life insurance policies with an affiliated company, PARCC. The Company reinsures with PARCC 90 percent of the risks under such policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. There was no net cost associated with the initial transactions. Reinsurance recoverables related to this transaction were $356 million and $226 million as of December 31, 2005 and December 31, 2004, respectively. Premiums ceded to PARCC in 2005 and 2004 were $297 million and $102 million, respectively. Benefits ceded in 2005 and 2004 were $111 million and $52 million, respectively.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a coinsurance treaty with an affiliated offshore captive company, Pruco Re Ltd. The agreement had covered all term policies written on or after October 1, 2002.

Prudential Insurance

In December 2004, the Company recaptured the excess of loss reinsurance agreement with Prudential Insurance and replaced it with a revised agreement to reinsure all risks, not otherwise reinsured. Reinsurance recoverables were $60 million and $47 million as of December 31, 2005 and December 31, 2004, respectively. Premiums and fees ceded to Prudential Insurance in 2005, 2004 and 2003 were $178 million, $13 million and $12 million, respectively. Benefits ceded in 2005, 2004 and 2003 were $174 million, $28 million and $38 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

During 2005, the Company entered into new reinsurance agreements with affiliates as part of its risk management and capital management strategies for annuities. The Company entered into a coinsurance agreement with The Prudential Insurance Company of America providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities prior to May 6, 2005. Effective
July 1, 2005, the Company entered into another coinsurance agreement with Pruco Reinsurance, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities after May 5, 2005. Effective July 1, 2005, the Company entered into a new coinsurance agreement with Pruco Re, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after May 5, 2005 as well as for riders issued from March 15, 2005 forward on business in-force before March 15, 2005.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

Other affiliated reinsurance agreements

In addition, the Company currently has a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract. In addition, there are two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Group annuities affiliated benefits ceded were $2 million in 2005, $2 million in 2004, and $3 million in 2003.

Taiwan branch reinsurance agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a wholly owned subsidiary of Prudential Financial.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established.

As part of this transaction, the Company made a capital contribution to Prudential of Taiwan in the amount of the net equity of the Company's Taiwan branch as of the date of transfer. In July 2001, the Company dividended its interest in Prudential of Taiwan to Prudential Financial.

Affiliated premiums ceded for the periods ended December 31, 2005, 2004 and 2003 from the Taiwan coinsurance agreement were $81 million, $85 million and $84 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2005, 2004 and 2003 from the Taiwan coinsurance agreement were $13 million, $12 million and $13 million, respectively.

Included in the total affiliated reinsurance recoverable balances of $935 million and $752 million at December 31, 2005 and December 31, 2004, respectively, were reinsurance recoverables related to the Taiwan coinsurance agreement of $519 million and $467 million at December 31, 2005 and December 31, 2004, respectively.

Purchase of fixed maturities from an affiliate

During 2003, the Company invested $112 million in the preferred stock of two Delaware corporations (the "DE Subs"), which were created to acquire municipal fixed maturity investments from an affiliate of the Company. The DE Subs are included in the Company's consolidated financial statements. Prudential Financial, Inc., the Company's ultimate parent company, owns a nominal common stock investment in each of the DE Subs.

The DE Subs purchased municipal fixed maturity investments for $112 million, the acquisition-date fair value, but reflected the investments at historic amortized cost of the affiliate. The difference between the historic amortized cost and the fair value, net of taxes was reflected as a reduction to paid-in-capital. The fixed maturity investments are categorized in the Company's consolidated balance sheet as available-for-sale debt securities, and are therefore carried at fair value, with the difference between amortized cost and fair value reflected in accumulated other comprehensive income.

In addition, the Company also purchased corporate fixed maturities with a fair value of $52 million from the same affiliate. These investments were reflected in the same manner as is described above, with the difference between the historic amortized cost and the fair value, net of taxes reflected as a reduction of paid-in-capital with an offsetting increase to accumulated other comprehensive income. The difference between the historic amortized cost and the fair value, net of taxes for both the municipal securities and the corporate securities was $8 million.

During 2004, the Company invested an additional $110 million in fixed maturities owned by Prudential Insurance, but reflected these investments at amortized cost of $99 million. The Company also sold $31 million of fixed maturities securities, recorded at an amortized cost of $29 million, to PARCC. The net difference between the historic amortized cost and the fair value, net of taxes for both of these transactions was $5 million and was recorded as a decrease to paid in capital as described above.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

Debt Agreements

The Company had a revolving line of credit facility of up to $800 million with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance. This credit facility was revised in July 2005 to increase the total credit line to $1.2 billion, of which, the amount of non asset-based borrowings cannot exceed $600 million. As of December 31, 2005 and December 31, 2004, there was $426 million and $456 million, respectively, of asset-based financing. There was $106 million of debt outstanding to Prudential Funding, LLC as of December 31, 2005 as compared to none at December 31, 2004. Interest expense related to this agreement was $4 million in 2005, with related interest charged at a variable rate ranging from 3.06% to 4.40%.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2005 and 2004 are summarized in the table below:

                                                  Three months ended (in thousands)
                                              ------------------------------------------
                                              March 31 June 30  September 30 December 31
                                              -------- -------- ------------ -----------
                                                              (restated)
2005
Total revenues............................... $256,747 $245,683   $268,888    $263,969
Total benefits and expenses..................  208,299  189,876    179,095     205,801
Income from operations before income taxes
  before.....................................
Cumulative effect of accounting change.......   48,448   55,807     89,793      58,168
Net income...................................   49,159   42,223     95,920      43,613

2004
Total revenues............................... $280,713 $271,729   $266,329    $270,824
Total benefits and expenses..................  240,797  250,795    236,081     216,433
Income from operations before income taxes
  before Cumulative effect of accounting
  change.....................................   39,916   20,934     30,248      54,391
Net income...................................   22,389   18,672     28,989      43,411

STRATEGIC PARTNERS(SM)
ANNUITY ONE
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2006



THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.


THE FUNDS
------------------------------------------------------------

Strategic Partners Annuity One offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of portfolios currently offered).

  You may choose between two basic versions of Strategic Partners Annuity One. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Annuity One, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments. The Contract With Credit comes in two forms -- one form under which bonus credits generally are not recaptured once the free look period expires and which bears higher charges, and the other form under which bonus credits vest over several years. We will continue to offer the later version of the Contract With Credit in a State until the State has approved the former version, after which approval we will offer only the former version.

PLEASE READ THIS PROSPECTUS
------------------------------------------------------------
Please read this prospectus before purchasing a Strategic Partners Annuity One variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

TO LEARN MORE ABOUT STRATEGIC PARTNERS
ANNUITY ONE
------------------------------------------------------------

To learn more about the Strategic Partners Annuity One variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's office, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file number 333-37728.) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Annuity One SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 10 of this prospectus.

  For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS ANNUITY ONE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA.                                                               ORD000045

THE PRUDENTIAL SERIES FUND



Jennison Portfolio


Prudential Equity Portfolio


Prudential Global Portfolio


Prudential Money Market Portfolio


Prudential Stock Index Portfolio


Prudential Value Portfolio


SP AIM Core Equity Portfolio


SP Davis Value Portfolio


SP LSV International Value Portfolio


SP Mid Cap Growth Portfolio


SP PIMCO High Yield Portfolio


SP PIMCO Total Return Portfolio


SP Prudential U.S. Emerging Growth Portfolio


SP Small-Cap Growth Portfolio


SP Small Cap Value Portfolio


SP Strategic Partners Focused Growth Portfolio


SP T. Rowe Price Large-Cap Growth Portfolio


SP William Blair International Growth Portfolio



AMERICAN SKANDIA TRUST



AST Advanced Strategies Portfolio


AST Aggressive Asset Allocation Portfolio


AST AllianceBernstein Core Value Portfolio


AST AllianceBernstein Growth & Income Portfolio


AST AllianceBernstein Managed Index 500 Portfolio


AST American Century Income & Growth Portfolio


AST American Century Strategic Balanced Portfolio


AST Balanced Asset Allocation Portfolio


AST Capital Growth Asset Allocation Portfolio


AST Cohen & Steers Realty Portfolio


AST Conservative Asset Allocation Portfolio


AST DeAM Large-Cap Value Portfolio


AST DeAM Small-Cap Growth Portfolio


AST DeAM Small-Cap Value Portfolio


AST Federated Aggressive Growth Portfolio


AST First Trust Balanced Target Portfolio


AST First Trust Capital Appreciation Target Portfolio


AST Global Allocation Portfolio


AST Goldman Sachs Concentrated Growth Portfolio


AST Goldman Sachs Mid-Cap Growth Portfolio


AST High Yield Portfolio


AST JPMorgan International Equity Portfolio


AST Large-Cap Value Portfolio


AST Lord Abbett Bond-Debenture Portfolio


AST Marsico Capital Growth Portfolio


AST MFS Global Equity Portfolio


AST MFS Growth Portfolio


AST Mid-Cap Value Portfolio


AST Neuberger Berman Mid-Cap Growth Portfolio


AST Neuberger Berman Mid-Cap Value Portfolio


AST PIMCO Limited Maturity Bond Portfolio


AST Preservation Asset Allocation Portfolio


AST Small-Cap Value Portfolio


AST T. Rowe Price Asset Allocation Portfolio


AST T. Rowe Price Global Bond Portfolio


AST T. Rowe Price Natural Resources Portfolio



GARTMORE VARIABLE INSURANCE TRUST



GVIT Developing Markets Fund



JANUS ASPEN SERIES



Large Cap Growth Portfolio -- Service Shares


--------------------------------------------------------------------------------
 2

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS
                                       -------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary...........................................      8
                                                Summary............................................     12
                                                Summary Of Contract Expenses.......................     17
                                                Expense Examples...................................     22

                                       PART II: STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-10
                                       ------------------------------------------------------------

                                           Section 1: What is the Strategic Partners Annuity One
                                             Variable Annuity?.....................................     27
                                                Short Term Cancellation Right Or "Free Look".......     28

                                           Section 2: What Investment Options Can I Choose?........     29
                                                Variable Investment Options........................     29
                                                Fixed Interest Rate Options........................     45
                                                Transfers Among Options............................     46
                                                Additional Transfer Restrictions...................     46
                                                Dollar Cost Averaging..............................     47
                                                Asset Allocation Program...........................     48
                                                Auto-Rebalancing...................................     48
                                                Scheduled Transactions.............................     48
                                                Voting Rights......................................     49
                                                Substitution.......................................     49

                                           Section 3: What Kind Of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     50
                                                Payment Provisions.................................     50
                                                Payment Provisions Without The Guaranteed Minimum
                                                  Income Benefit...................................     50
                                                    Option 1: Annuity Payments For A Fixed
                                                      Period.......................................     50
                                                    Option 2: Life Annuity with 120 Payments (10
                                                      Years) Certain ..............................     50
                                                    Option 3: Interest Payment Option..............     51
                                                    Other Annuity Options..........................     51
                                                Tax Considerations.................................     51
                                                Guaranteed Minimum Income Benefit..................     51
                                                    GMIB Option 1 -- Single Life Payout Option.....     52
                                                    GMIB Option 2 -- Joint Life Payout Option......     52
                                                How We Determine Annuity Payments..................     53

                                           Section 4: What Is The Death Benefit?...................     55
                                                Beneficiary........................................     55
                                                Calculation Of The Death Benefit...................     55
                                                Guaranteed Minimum Death Benefit...................     55
                                                    GMDB Roll-Up...................................     55
                                                    GMDB Step-Up...................................     55
                                                Special Rules If Joint Owners......................     56
                                                Payout Options.....................................     56
                                                Earnings Appreciator Benefit.......................     57
                                                Spousal Continuance Benefit........................     58

                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     60
                                                Lifetime Five Income Benefit.......................     60

                                           Section 6: How Can I Purchase A Strategic Partners
                                             Annuity One Contract? ................................     67
                                                Purchase Payments..................................     67
                                                Allocation Of Purchase Payments....................     67
                                                Credits............................................     67

CONTENTS CONTINUED
--------------------------------------------------------------------------------

                                                Calculating Contract Value.........................     68

                                           Section 7: What Are The Expenses Associated With The
                                             Strategic Partners Annuity One Contract?..............     69
                                                Insurance And Administrative Charges...............     69
                                                Withdrawal Charge..................................     70
                                                Waiver Of Withdrawal Charges For Critical Care.....     71
                                                Minimum Distribution Requirements..................     71
                                                Contract Maintenance Charge........................     71
                                                Guaranteed Minimum Income Benefit Charge...........     71
                                                Earnings Appreciator Benefit Charge................     72
                                                Taxes Attributable To Premium......................     72
                                                Transfer Fee.......................................     72
                                                Company Taxes......................................     73
                                                Underlying Mutual Fund Fees........................     73

                                           Section 8: How Can I Access My Money?...................     74
                                                Withdrawals During The Accumulation Phase..........     74
                                                Automated Withdrawals..............................     74
                                                Suspension Of Payments Or Transfers................     74

                                           Section 9: What Are The Tax Considerations Associated
                                             With The Strategic Partners Annuity One Contract?.....     75
                                                Contracts Owned by Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans)....................     75
                                                Contracts Held By Tax-Favored Plans................     78

                                           Section 10: Other Information...........................     82
                                                Pruco Life Insurance Company.......................     82
                                                The Separate Account...............................     82
                                                Sale and Distribution Of The Contract..............     82
                                                Litigation.........................................     83
                                                Assignment.........................................     83
                                                Financial Statements...............................     84
                                                Statement Of Additional Information................     84
                                                Householding.......................................     84

                                           Appendix A..............................................     85
                                                Accumulation Unit Values...........................     86

                                           Appendix B..............................................    102
                                                Calculation Of Earnings Appreciator Benefit........    102

                                           Appendix C..............................................    104
                                                Selecting the Variable Annuity That's Right for
                                                  You..............................................    104

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PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract minus any charge we impose for premium taxes and withdrawal charges.

ADJUSTED PURCHASE PAYMENT


Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.


ANNUAL INCOME AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The Annual Income Amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

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                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and (with respect to the later version of the contract) higher insurance and administrative costs than the Contract Without Credit.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit and has lower withdrawal charges than the Contract With Credit and (with respect to the later version of the Contract With Credit) lower insurance and administrative costs.

CREDIT

If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Under one version of the Contract With Credit, the credit is subject to a vesting schedule, which means that if you withdraw all or part of a purchase payment within a certain period, or you begin the income phase or we pay a death benefit during that period, we may take back all or part of the credit. Under another version of the Contract With Credit, bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year before death. We have the ability to recapture such credits under both versions of the Contract With Credit. See
Section 6, "How Can I Purchase A Strategic Partners Annuity One Contract?"

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See
Section 4, "What Is the Death Benefit?"

DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

FIXED INTEREST RATE OPTIONS

Under the Contract Without Credit, these are investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options.

GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by

GLOSSARY CONTINUED
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                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

   The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant or number of contract anniversaries. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER


The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.


LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

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                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

PROTECTED WITHDRAWAL VALUE

Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
(888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners Annuity One variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

SUMMARY FOR SECTIONS 1-10
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY?

The Strategic Partners Annuity One variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options and if you choose the Contract Without Credit, fixed interest rate options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   There are two basic versions of the Strategic Partners Annuity One variable annuity discussed in this prospectus.

Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

-  has higher withdrawal charges than the Contract Without Credit,

- the version of the contract under which bonus credits generally are not recaptured after the free look period has higher insurance and administrative charges than the Contract Without Credit,

-  has no fixed interest rate investment options available,

- comes in one version under which bonus credits generally are not recaptured once the free look period expires, and another version under which bonus credits vest over a period of several years. Once a State has approved the former version, we will cease offering the later version, and

- Under the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year before death.

-  Contract Without Credit.

-  does not provide a credit,

-  has lower withdrawal charges than the Contract With Credit.

- has lower insurance and administrative costs than the Contract With Credit under which the bonus credits generally are not recaptured after the free look period,

- offers two fixed interest rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.

   Beginning in 2002, we started offering a version of both the Contract Without Credit and the Contract With Credit that differ from the previously-issued contracts with regard to maximum issue age, maximum annuitization age, Spousal Continuance Benefit, credit amount, contract maintenance charge, and minimum guaranteed interest rate. This subsequent version of the Strategic Partners Annuity One contract is described in a different prospectus.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.


   The fixed interest rate options available under the Contract Without Credit offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least the annual minimum interest rate dictated by applicable state law.


   You may make up to 12 free transfers each contract year among the investment options. For the Contract Without Credit, certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

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                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

   If you change your mind about owning Strategic Partners Annuity One, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   Under the Contract Without Credit, you may also invest your money in fixed interest rate options.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"

   The Lifetime Five Income Benefit (discussed in Section 5) may provide an additional amount upon which your annuity payments are based.

SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner, or last surviving of the owner and joint owner, dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance charge, a potentially larger Guaranteed Minimum Death Benefit (GMDB).

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value";

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value"; or

SUMMARY FOR SECTIONS 1-10 CONTINUED
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                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

-  the greater of the GMDB step-up value and GMDB roll-up value.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, are met.

   For an additional fee, you may also choose, if it is available under your contract, the Earnings Appreciator supplemental death benefit which provides a benefit payment upon the death of the sole owner, or last surviving of the owner and joint owner, during the accumulation phase.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.

SECTION 6
HOW CAN I PURCHASE A STRATEGIC PARTNERS ANNUITY ONE CONTRACT?


You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $1,000 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger (or age 80 depending on the version of the contract) on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

SECTION 7
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE
CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge. For the original version of the contract, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to the lesser of $30 or 2% of your contract value. For the later version of the contract, we deduct a contract maintenance charge of $35 if your contract value is less than $75,000 (or 2% of your contract value, if that amount is less than $35).

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

   --  1.40% if you choose the base death benefit,

   -- 1.60% if you choose the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge), or

   -- 1.70% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death

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                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


       Benefit option (i.e., 0.30% in addition to the base death benefit charge), or


   -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.

- We will deduct an additional charge under the version of the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires. The charge for this feature is equal to 0.10% annually.

- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.25% of the average GMIB protected value. In the future, we may also offer other options, for which different charges may apply.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected the Guaranteed Minimum Death Benefit option (0.20% if you have not selected the Guaranteed Minimum Death Benefit Option).

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.


- There are also expenses associated with the mutual funds. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


-  If you withdraw money (or you begin the income phase) less than:

   -- nine contract anniversaries after the purchase payment, if you purchase the Contract With Credit under which bonus credits vest over a seven year period, or

   -- seven contract anniversaries after the purchase payment, if you purchase the Contract Without Credit, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7%. For the version of the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, a withdrawal charge applies at any time prior to the seventh contract anniversary after a purchase payment was made, which ranges from 5-8%.

   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 7, "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?"

SECTION 8
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age
59 1/2, an additional tax penalty as well. If you withdraw money less than nine years (for the Contract With Credit under which bonus credits vest over a seven year period) or seven years (for the Contract Without Credit) after making a purchase payment, we may impose a withdrawal charge. For the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, a withdrawal charge applies during the first seven contract years after a purchase payment was made, which ranges from 5-8%. In addition, if you purchase a Contract With Credit, we may take back any credit that has not vested that corresponds to the purchase payment(s) you withdraw.

   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain

SUMMARY FOR SECTIONS 1-10 CONTINUED
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                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money.

SECTION 9
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS ANNUITY ONE CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as first a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 10
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS ANNUITY ONE. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                      CONTRACT OWNER TRANSACTION EXPENSES

 WITHDRAWAL CHARGE(1)
 ---------------------------------------------------------------------------------------------------------------------
                                                              CONTRACT WITH CREDIT (BONUS
      NUMBER OF CONTRACT       CONTRACT WITH CREDIT (BONUS       CREDITS GENERALLY NOT
 ANNIVERSARIES SINCE PURCHASE  CREDITS VEST OVER SEVEN YEAR  RECAPTURABLE AFTER EXPIRATION
           PAYMENT                       PERIOD)                 OF FREE LOOK PERIOD)        CONTRACT WITHOUT CREDIT
 ----------------------------  ----------------------------  -----------------------------  --------------------------
              0                            7%                             8%                            7%
              1                            7%                             8%                            6%
              2                            7%                             8%                            5%
              3                            6%                             8%                            4%
              4                            5%                             7%                            3%
              5                            4%                             6%                            2%
              6                            3%                             5%                            1%
              7                            2%                             0%                            0%
              8                            1%                             0%                            0%
              9                            0%                             0%                            0%
                                --------------------------     --------------------------   --------------------------

MAXIMUM TRANSFER FEE
--------------------
         Each transfer after 12(2)                   $30.00


CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN STATES/JURISDICTIONS
--------------------------------------------------------------------------------
                                                    Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 7. In certain states reduced withdrawal charges may apply under the Contract With Credit. Your contract contains the applicable charges.

2: Currently we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing and do not count them toward the limit of 12 free transfers per year.

SUMMARY OF CONTRACT EXPENSES CONTINUED

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                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES

MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE UPON FULL WITHDRAWAL(3)
----------------------------------------------------------------------------------------------------------------
                                                                                                           $60.00

INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
----------------------------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE INVESTMENT OPTIONS:

                                                               CONTRACT WITH
                                                               CREDIT (BONUS
                                                             CREDITS GENERALLY
                                                              NOT RECAPTURABLE
                                                            AFTER EXPIRATION OF
                                                             FREE LOOK PERIOD)
                                     ------------------------------------------------------------------
         Base Death Benefit                                               1.50%
         Base Death Benefit with
           Lifetime Five                                                  2.10%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up                                                     1.70%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up with Lifetime
           Five Income Benefit                                            2.30%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up                                          1.80%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up
           with Lifetime Five
           Income Benefit                                                 2.40%

                                                                  CONTRACT
                                                               WITHOUT CREDIT
                                                                OR CONTRACT
                                                                WITH CREDIT
                                                               (VERSION UNDER
                                                                WHICH BONUS
                                                                CREDITS VEST
                                                                 OVER SEVEN
                                                                YEAR PERIOD)
                                     ------------------------------------------------------------------
         Base Death Benefit                                             1.40%
         Base Death Benefit with
           Lifetime Five                                                2.00%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up                                                   1.60%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up with Lifetime
           Five Income Benefit                                          2.20%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up                                        1.70%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up
           with Lifetime Five
           Income Benefit                                               2.30%

ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE UPON CERTAIN
WITHDRAWALS(4)
------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE        0.25%
ANNUAL EARNINGS APPRECIATOR CHARGE AND CHARGE UPON CERTAIN TRANSACTIONS(5)
------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                    0.20% of contract value (0.15% if
                                                              Guaranteed Minimum Death Benefit
                                                              option is also selected)

3: As shown in the table above, we have the right to assess a fee of up to $60 annually and at the time of full withdrawal. For the original version of the contract, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to $30 or, if your contract value is less than $1,500, equal to 2% of your contract value. Under the most recent version of the contract, we assess a fee of $35 against contracts valued less than $75,000 (or 2% of contract value, if less).

4: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.25% of the average GMIB protected value. Subject to certain age restrictions, the roll-up value is the total of all invested purchase payments compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Both the roll-up value and the cap are reduced proportionally by withdrawals. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

5: We impose this charge only if you choose the Earnings Appreciator death benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a Guaranteed Minimum Death Benefit option (0.20% if you have not selected a Guaranteed Minimum Death Benefit option). We deduct this charge annually. We also deduct this charge if you make a full withdrawal or enter the income phase of your contract, or if a death benefit is payable, but prorate the fee to reflect a partial rather than full year. If you make a partial withdrawal, we will deduct the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not deduct the fee at that time. The fee is also calculated when you make any purchase payment or withdrawal but we do not deduct it until the next deduction date.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Annuity One contract, and may vary from year to year.



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Underlying Mutual Fund Operating Expenses*        0.38%     1.67%



* See "Summary of Contract Expenses" -- Underlying Mutual Fund Portfolio Annual Expenses for more detail on the expenses of the underlying mutual funds.

SUMMARY OF CONTRACT EXPENSES CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND(2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%              --             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%              --             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%              --             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%              --             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%              --             0.38%
         Prudential Value Portfolio                             0.40%            0.03%              --             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%              --             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%              --             1.00%
         SP Balanced Asset Allocation Portfolio(5,6)            0.76%            0.09%              --             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%              --             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%              --             0.82%
         SP Growth Asset Allocation Portfolio(5,6)              0.81%            0.10%              --             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%              --             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%              --             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%              --             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%              --             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%              --             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%              --             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%              --             1.05%
         SP Small Cap Value Portfolio (formerly SP Goldman
           Sachs Small Cap Value Portfolio)(7)                  0.90%            0.07%              --             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%              --             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%              --             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%              --             0.98%
AMERICAN SKANDIA TRUST (2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%                             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%              --             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%              --             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%              --             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%              --             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%              --             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%              --             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%              --             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%              --             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%              --             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%              --             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%              --             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%              --             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%              --             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%              --             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%              --             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%              --             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%              --             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%              --             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%              --             1.18%
         AST High Yield Portfolio (formerly, AST Goldman
           Sachs High Yield Portfolio)(12)                      0.75%            0.19%              --             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%              --             1.07%
         AST Large-Cap Value Portfolio (formerly AST
           Hotchkis and Wiley Large-Cap Value
           Portfolio)(13,14,15)                                 0.75%            0.16%              --             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%              --             0.97%
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%              --             1.03%
         AST MFS Global Equity Portfolio                        1.00%            0.26%              --             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%              --             1.08%

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST Mid Cap Value Portfolio (formerly, AST Gabelli
           All-Cap Value Portfolio)(16)                         0.95%            0.22%              --             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%              --             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%              --             1.03%
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%              --             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%              --             1.27%
         AST Small-Cap Value Portfolio(13,17)                   0.90%            0.17%              --             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%              --             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%              --             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%              --             1.08%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund(18, 19)                   1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio -- Service Shares(19)       0.64%            0.02%           0.25%             0.91%



1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."



2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.



3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.



4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.



5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.



6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.



7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."



8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."



9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.



11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.



12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."



13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.



14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."



15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."



17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.



18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.



19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


EXPENSE EXAMPLES

--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.
THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1a: Contract With Credit (bonus credits vest over seven year period):
Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Withdraw All Your Assets

This example assumes that:

- You invest $10,000 in the Contract With Credit (bonus credits vest over seven year period);

- You choose a Guaranteed Minimum Death Benefit that provides the greater of the step-up and roll-up death benefit;

-  You choose the Lifetime Five Income Benefit;

-  You choose the Earnings Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

EXAMPLE 1b: Contract With Credit (bonus credits vest over seven year period):
Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract With Credit (bonus credits vest over seven year period):
Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

- You invest $10,000 in the Contract With Credit (bonus credits vest over seven year period);

-  You do not choose any optional insurance benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 2b: Contract With Credit (bonus credits vest over seven year period):
Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY

EXAMPLE 3b: Contract With Credit (bonus credits are generally not recapturable after expiration of the free look period): Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 4a: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 4b: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 5a: Contract Without Credit, Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit, Earnings Appreciator Benefit and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 5b: Contract Without Credit, Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit; and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 6a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 6b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Examples 1a, 2a,
3a, 4a, 5a, and 6a) are assessed in
connection with some annuity
options, but not others.

The values shown in the 10 year
column are the same for Example 6a
and 6b, Example 5a and 5b, Example
4a and Example 4b, the same for
Example 3a and 3b, the same for
Example 2a and 2b, and the same for
Example 1a and 1b. This is because
if 10 years have elapsed since your
last purchase payment, we would no
longer deduct withdrawal charges
when you make a withdrawal or begin
the income phase of your contract.
The indicated examples reflect the
maximum withdrawal charges, but in
certain states reduced withdrawal
charges may apply for certain ages.


The examples use an average
contract maintenance charge, which
we calculated based on our estimate
of the total contract fees we
expect to collect in 2006. Your
actual fees will vary based on the
amount of your contract and your
specific allocation among the
investment options.


Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

A table of accumulation unit values
appears in Appendix A to this
prospectus.

--------------------------------------------------------------------------------

                                                                          PART I
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SUMMARY


CONTRACT WITH CREDIT (BONUS CREDITS VEST OVER SEVEN YEAR PERIOD): GREATER OF
ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION; LIFETIME FIVE
INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 1a:                             EXAMPLE 1b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,491    $2,347    $3,030    $4,732    $461    $1,391    $2,332    $4,732



CONTRACT WITH CREDIT (BONUS CREDITS VEST OVER SEVEN YEAR PERIOD): BASE DEATH
BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 2a:                             EXAMPLE 2b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,383    $2,033    $2,523    $3,804    $353    $1,077    $1,825    $3,804



CONTRACT WITH CREDIT (BONUS CREDITS GENERALLY NOT RECAPTURABLE AFTER
EXPIRATION OF FREE LOOK PERIOD): GREATER OF ROLL-UP AND STEP-UP GUARANTEED
MINIMUM DEATH BENEFIT OPTION; LIFETIME FIVE INCOME BENEFIT; EARNINGS
APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 3a:                             EXAMPLE 3b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,228    $2,187    $3,060    $4,856    $476    $1,435    $2,402    $4,856



CONTRACT WITH CREDIT (BONUS CREDITS GENERALLY NOT RECAPTURABLE AFTER
EXPIRATION OF FREE LOOK PERIOD): BASE DEATH BENEFIT
--------------------------------------------------------------------------
    EXAMPLE 4a:                        EXAMPLE 4b:
    IF YOU WITHDRAW YOUR ASSETS        IF YOU DO NOT WITHDRAW YOUR ASSETS
    ----------------------------------------------------------------------
    1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
    $1,121  $1,875   $2,557   $3,943   $369    $1,123    $1,899    $3,943



CONTRACT WITHOUT CREDIT: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
DEATH BENEFIT; LIFETIME FIVE INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 5a:                             EXAMPLE 5b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,078    $1,802    $2,535    $4,590    $448    $1,352    $2,265    $4,590



CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
------------------------------------------------------------------------
    EXAMPLE 6a:                       EXAMPLE 6b:
    IF YOU WITHDRAW YOUR ASSETS       IF YOU DO NOT WITHDRAW YOUR ASSETS
    --------------------------------------------------------------------
    1 YR   3 YRS    5 YRS    10 YRS   1 YR    3 YRS     5 YRS    10 YRS
    $975   $1,501   $2,049   $3,703   $345    $1,051   $1,779    $3,703

PART II SECTIONS 1-10
--------------------------------------------------------------------------------
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.



   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.


   There are two basic versions of Strategic Partners Annuity One variable annuity.

Contract With Credit:

- provides for a bonus credit that we add to each purchase payment that you make ,

- comes in one version under which bonus credits generally are not recaptured after the expiration of the free look period, and another version under which bonus credits vest over a period of several years. Once a State has approved the former version, we will cease offering the later version,

-  has higher withdrawal charges than the Contract Without Credit,

- the version of the contract under which bonus credits generally are not recaptured after the free look period has higher insurance and administrative charges than the Contract Without Credit, and

-  has no fixed interest rate investment options available.

Contract Without Credit:

-  does not provide a credit,

-  has lower withdrawal charges than the Contract With Credit,

- has lower insurance and administrative costs than the Contract With Credit under which the bonus credits generally are not recaptured after the free look period, and

- offers two fixed interest rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.


   Beginning in 2002, we started offering a version of both the Contract Without Credit and the Contract With Credit that differ from previously-issued contracts with regard to maximum issue age, maximum annuitization age, Spousal Continuance Benefit, credit amount, contract maintenance charge, and minimum guaranteed interest rate.


   Unless we state otherwise, when we use the word contract, it applies to both versions discussed herein.


   In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

        1:
WHAT IS THE STRATEGIC PARTNERS ANNUITY ONE VARIABLE ANNUITY? CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

   You may prefer the Contract With Credit if:

- You anticipate that you will not need to withdraw purchase payments any earlier than at least seven contract anniversaries after making them,

- You do not wish to allocate purchase payments to the fixed interest rate options, and

- You believe that the bonus credit is worth the higher withdrawal charges and insurance and administrative costs.

   If you wish to have the option of allocating part of your contract value to the fixed interest rate options, you may prefer the Contract Without Credit.

   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Annuity One if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.

   Strategic Partners Annuity One is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options and, if you choose the Contract Without Credit, guaranteed fixed interest rate options as well. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR

"FREE LOOK"

If you change your mind about owning Strategic Partners Annuity One, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:


- Your full purchase payment, less any applicable federal and state income tax withholding; or


- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, AND IF YOU CHOOSE THE CONTRACT WITHOUT CREDIT, FIXED INTEREST RATE OPTIONS.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.


   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.


   Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.


   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating marketing material discussing the contract and the available options.

   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios.

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-Adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          AllianceBernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   Alliance Bernstein Large-Cap Growth Portfolio): seeks          Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
-----------------------------------------------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include realestate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securitiesand money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   ofthe value of its net assets inmid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                                GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long- term growth of capital in a manner         Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


FIXED INTEREST RATE OPTIONS


If you choose the Contract Without Credit, we offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).


   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law.


   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one year guaranteed annual interest rate for the one-year fixed interest rate option. The one-year fixed interest rate option is not available if you choose the Contract With Credit.

DOLLAR COST AVERAGING FIXED RATE OPTION

With the Contract Without Credit, you may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option.

   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $5,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the variable investment options into which the DCA Fixed Rate Option assets are transferred. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

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WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options and, if you have chosen the Contract Without Credit, the fixed interest rate options as well. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made.

   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make up to 12 transfers each contract year among the investment options, without charge. Currently, we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option and into any other variable investment options. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once you have allocated your money among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS


Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Internal Revenue Code of 1986, as amended
(Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


VOTING RIGHTS


We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.


SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
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PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date). (Under the original version of the contract, annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90th birthday).

   The Strategic Partners Annuity One variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" In addition, if you have purchased the Contract With Credit, we will take back any credits that have not vested when you begin the income phase. See "Credits," in Section 5.

PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected for you unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFITS, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part of or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options then offered at your annuity date.

TAX CONSIDERATIONS

If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.


GUARANTEED MINIMUM INCOME BENEFIT


The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit must be continued until at least the end of the seventh contract year. If, after the seventh contract year, you decide to stop participating in the GMIB, you may do so (if permitted by state law) but you will not be able to reinstate it. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 70 or younger in order for you to elect the Guaranteed Minimum Income Benefit, and you must also participate in the Guaranteed Minimum Death Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.25% of the average GMIB protected value described below.

- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE LENGTH OF THAT WAITING PERIOD DEPENDS UPON THE AGE OF THE ANNUITANT (OR, IF THERE IS A CO-ANNUITANT AS WELL, THE AGE OF THE OLDER OF THE TWO) AS SHOWN IN THE FOLLOWING CHART:

              CONTRACT ANNIVERSARY WHEN
AGE AT ISSUE        GMIB BECOMES
OF CONTRACT           AVAILABLE
------------  -------------------------
    0-45                 15
     46                  14
     47                  13
     48                  12
     49                  11
 50 or more              10

   Once that waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary, during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

EFFECT OF WITHDRAWALS

The protected value will equal the "roll-up value," which is the total of all invested purchase payments compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Both the roll-up and the cap are reduced proportionally by withdrawals. When the roll-up" value no longer increases, your protected value will continue to increase by any subsequent invested purchase payments, and reduce by the effect of any withdrawals.

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value--that is, the value of the contract minus any charge we impose for premium taxes and withdrawal charges--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS

We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a "period certain." In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer.

GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   The "period certain" for the Guaranteed Minimum Income Benefit depends upon the annuitant's age on the date you exercise the GMIB payout option:

   AGE      PERIOD CERTAIN
----------  --------------
80 or less     10 years
    81          9 years
    82          8 years
    83          7 years
    84          6 years
85 or more      5 years

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 90 (with respect to the original version of the contract) and age 95 (with respect to the later version of the contract).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 3% to 3.5%. For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by two years, with respect to guaranteed payments.

2. Second, for life annuities under GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        4:

WHAT IS THE

        DEATH BENEFIT?
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THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT

If the sole owner dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the owner. If the owner and joint owner are spouses, we will pay this death benefit upon the death of the last surviving spouse who continues the contract as sole owner.

   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made later than one year prior to death.

2) Either the base death benefit, which equals the total purchase payments you have made less any withdrawals, or, if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value.

GUARANTEED MINIMUM DEATH BENEFIT

Under the newer version of the contracts, you may elect the base death benefit if you are 85 or younger. Under both versions of the contracts described in this prospectus, you may elect a Guaranteed Minimum Death Benefit if you are 75 or younger.

   The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole or last surviving owner during the accumulation phase.

   The GMDB protected value option can be equal to the:

   -  GMDB roll-up

   -  GMDB step-up, or

   -  Greater of the GMDB roll-up and the

      GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

The GMDB roll-up value is equal to the invested purchase payments, increased daily at an effective annual rate of 5% starting on the date that each invested purchase payment is made. Both the GMDB roll-up and the cap value will increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB STEP-UP

The step-up value equals the highest value of the contract on any contract anniversary date--that is, on each contract anniversary, the new step-up value becomes the higher of the previous step-up value and the current contract value. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.

   If an owner who has purchased a Contract With Credit makes any purchase payment later than one year prior to death, we will adjust the death benefit to take back any non-vested credit corresponding to that purchase payment.

GREATER OF STEP-UP AND ROLL-UP GUARANTEED MINIMUM DEATH BENEFIT

Under this option, the protected value is equal to the greater of the step-up value and the roll-up value.

   If you have chosen a Guaranteed Minimum Death Benefit option and death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

contract value as of the date that proof of death is received, and 2) the protected value of that death benefit as of age 80, reduced proportionally by any withdrawals and increased by subsequent purchase payments. For this purpose, an owner is deemed to reach age 80 on the contract anniversary on or following the owner's actual 80th birthday (or if there is a joint owner, the contract anniversary on or following the older owner's actual 80th birthday).

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Benefit are met, then the contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. If the spouse does wish to receive the death benefit, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the spouse as owner.

   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

   Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

SPECIAL RULES IF JOINT OWNERS

If the contract has an owner and a joint owner and they are spouses at the time that one dies, the surviving spouse has the choice of the following:

- The contract can continue, with the surviving spouse as the sole owner of the contract; or

- The surviving spouse can receive the adjusted contract value and the contract will end. If the surviving spouse does wish to receive the adjusted contract value, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the surviving spouse as the sole owner.

   If the contract has an owner and a joint owner, and they are not spouses at the time that one dies, the contract will not continue. Instead, the beneficiary will receive the adjusted contract value.


   Joint ownership may not be allowed in your state.


PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

   Choice 1. Lump sum payment of the death benefit.

      If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.


   Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the second-to-die of the owner or joint owner.


      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

   Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner or joint owner.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?"

EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit is an optional, supplemental death benefit that provides a benefit payable upon the death of the sole or last surviving owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state. You must be 75 or younger in order to elect the Earnings Appreciator Benefit.


   An Earnings Appreciator Benefit is calculated for each purchase payment you make. Your total Earnings Appreciator Benefit is the sum of the Earnings Appreciator Benefits for all of your purchase payments.



If the owner (or older of owner and joint owner if there is a joint owner) is younger than age 66 on the date the application is signed, the Earnings Appreciator Benefit for each purchase payment is 45% of the lesser of:


   - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

   -  Earnings attributed to that adjusted purchase payment.


   If the owner (or older of owner and joint owner if there is a joint owner) is age 66 or older (and younger than age 76) on the date the application is signed, the Earnings Appreciator Benefit for each purchase payment is 25% of the lesser of:


   - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

   -  Earnings attributed to that adjusted purchase payment.

   The following rules apply to the calculation of the benefit:

   - Each "adjusted purchase payment" is the invested purchase payment reduced pro-rata by any subsequent withdrawals. Reduction on a pro-rata basis means that we calculate the percentage of your current contract value being withdrawn and reduce each adjusted purchase payment made prior to the withdrawal by that percentage. For example, if your contract value is $40,000 and you withdraw $10,000, you have withdrawn 25% of your contract value. If you have two adjusted purchase payments prior to the withdrawal ($10,000 and $20,000), each of those adjusted purchase payments would be reduced by 25% (to $7,500 and $15,000). The amount of earnings allocated to each adjusted purchase payment is also reduced by the same percentage. These calculations, therefore, do not depend on the actual investment option from which the withdrawal is made, and they are different calculations than those that apply for other reasons under the contract, such as for the withdrawal charge or for tax purposes.

   - Earnings are periodically allocated to each adjusted purchase payment on a pro-rata basis. We calculate the amount of earnings since the last earnings allocation and we allocate those earnings proportionately among the adjusted purchase payments (based on the amount of each adjusted purchase payment plus the earnings previously allocated to that adjusted purchase payment). For example, if you have two adjusted purchase payments -- one with an adjusted purchase payment and allocated earn-

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                                                                         PART II
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      ings of $30,000 and the other with an adjusted purchase payment and allocated earnings of $20,000 (therefore 60% and 40% of the total respectively) -- and your contract has earned $5,000 since the last calculation, 60% of the earnings ($3,000) will be allocated to the first adjusted purchase payment and 40% of the earnings ($2,000) will be allocated to the second adjusted purchase payment. This calculation, therefore, does not apply different rates of return to different purchase payments based on the investment options in which the particular purchase payment was invested. When allocating earnings at the time of a death benefit payment, we will first deduct from earnings the amount of any charges deducted and credit recaptured from your contract value at that time.

   - Under the Spousal Continuance Benefit, we will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with that benefit) if that owner is age 76 or older when Spousal Continuance is activated. If the surviving spouse does continue the Earnings Appreciator Benefit, then we will calculate the benefit payable upon the surviving spouse's death in the same manner as discussed above, except that we will treat the contract value (as adjusted to reflect the Spousal Continuance Benefit) as the first adjusted purchase payment against which the Earnings Appreciator percentages are applied.

   See Appendix B for examples of the benefit calculations.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

   -  the date you make a total withdrawal from the contract,

   - the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

   -  the date the contract terminates, or

   -  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This is a benefit that, depending on the contract options chosen, can give the owner's surviving spouse a stepped-up account value upon the owner's death. Any person who buys a contract and meets our eligibility criteria for this benefit receives the benefit without charge. The benefit must be selected within 60 days of the owner's death, and may not be available under all contracts. The benefit described in this section applies only to the later version of this contract. Under the original version of this contract, no stepped-up contract value is available to a surviving spouse who continues the contract.

   We offer the Spousal Continuance Benefit only if each of the following conditions is present on the date we receive proof of the owner's death: 1) there is only one owner of the contract and that owner is the sole annuitant, 2) there is only one beneficiary, 3) the beneficiary is the owner's spouse, 4) the surviving spouse is not older than 95 on that date, and 5) the surviving spouse becomes the new owner and annuitant. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.

   Under the Spousal Continuance Benefit, we impose no withdrawal charge at the time of the owner's death, and we will not impose any withdrawal charges on the surviving spouse with respect to the withdrawal of purchase payments made by the owner prior to the activation of the benefit. However, we will continue to impose withdrawal charges with respect to purchase payments made by the surviving spouse as new owner.

   IF YOU HAVE NOT SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE (I.E., YOU HAVE THE BASE DEATH BENEFIT), then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal

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the greater of the following: 1) the contract value as of the date of our receipt of proof of death or 2) the sum of all invested purchase payments (adjusted for withdrawals) made prior to the date on which we receive proof of the owner's death. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above.


   IF YOU HAVE SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE WITH THE ROLL-UP OPTION, then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal the greater of the following: 1) the contract value as of the date of our receipt of proof of death, or 2) the roll-up value. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above. When the Spousal Continuance Benefit is activated by a surviving spouse who is younger than 80, we will adjust the roll-up value under the surviving spouse's contract to equal the contract value (adjusted, as described immediately above). In addition, in that case we will reset the surviving spouse's roll-up cap to equal 200% of the contract value (adjusted, as described immediately above). We make no adjustment to the roll-up value or the roll-up cap if the surviving spouse is 80 or older, except to account for additional purchase payments and to reduce the roll-up value proportionately by withdrawals. If the surviving spouse was younger than 80 at the owner's death, then we will continue to increase the roll-up value annually until the earlier of either (i) the surviving spouse's attainment of age 80 or
(ii) the attainment of the roll-up cap (i.e., the reset roll-up cap discussed above). Once the roll-up value ceases to increase, we thereafter will adjust the roll-up value only to account for subsequent purchase payments and to diminish it proportionally by withdrawals.

   IF YOU HAVE SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE WITH THE STEP-UP GMDB OPTION, then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal the greater of the following: 1) the contract value as of the date of our receipt of proof of death, or 2) the step-up value. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above. When the Spousal Continuance Benefit is activated by a surviving spouse younger than 80, we will adjust the step-up value to equal the contract value (adjusted, as described immediately above). We make no such adjustment if the surviving spouse is 80 or older. If the surviving spouse was younger than 80 at the owner's death, then we will continue to adjust the step-up value annually until the surviving spouse's attainment of age 80. After the surviving spouse attains age 80, we will continue to adjust the step-up value only to account for additional purchase payments and to reduce the step-up value proportionally by withdrawals.

   IF YOU HAVE SELECTED THE GREATER OF ROLL-UP AND STEP-UP AS YOUR GMDB OPTION, then we will calculate those values upon activation of the Spousal Continuance Benefit in accordance with the procedures set out in the immediately preceding paragraphs and in your contract.

   After activation of the Spousal Continuance Benefit, we will calculate the Earnings Appreciator Benefit in the manner discussed under "Earnings Appreciator Death Benefit". We do not allow the surviving spouse to retain the Guaranteed Minimum Income Benefit under the Spousal Continuance Benefit (or bear the charge associated with that benefit).

   In the preceding discussion of the Spousal Continuance Benefit, we intend references to attainment of age 80 to refer to the contract anniversary on or following the actual 80th birthday of the surviving spouse.

                                                                         PART II
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        5:

WHAT IS THE LIFETIME FIVE

        INCOME BENEFIT?
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LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contact owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit.


- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio or to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


PROTECTED WITHDRAWAL VALUE


The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal.


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With respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments for the Contract With Credit.


- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.


   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.



   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.


   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in

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excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income

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   Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.


   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000.


   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):


(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484


(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93


-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.


-  Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal


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   x Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489


-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623


-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450


- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503


-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE


If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1, 2010, then the following values would result:



-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000



- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.



   If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Account Value exceeds the Annual Income Amount by 5% or more. 5% of the Account Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Account Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.



- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.


BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If

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   you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.


ELECTION OF LIFETIME FIVE


Lifetime Five can be elected only after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's

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contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.


   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.



   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.


ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS


If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


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        6:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        ANNUITY ONE CONTRACT?
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PURCHASE PAYMENTS


The initial purchase payment is the amount of money you first pay us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger (or age 80 depending on the version of the contract) on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday (or 81st birthday depending on the version of the contract) of:

-  the owner,

-  the joint owner,

-  the annuitant, or

-  the co-annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year, other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable investment options or, if you choose the Contract Without Credit, the fixed interest rate options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. If you purchase the Contract Without Credit, allocations to the DCA Fixed Rate Option must be no less than $5,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable investment options in the same percentages as the purchase payment.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, the credit percentage is currently equal to 4% of each

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purchase payment. With the approval of the SEC, we can change that credit percentage, but we guarantee it will never be less than 3%. Under the version of the Contract With Credit under which bonus credits generally are not recapturable after expiration of the free look period, the bonus credit that we pay with respect to any purchase payment depends on (i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and
(ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000 or 5% if the purchase payment is greater than or equal to $250,000; and

- if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, each credit is subject to its own vesting schedule, which is shown below. If you make a withdrawal of all or part of a purchase payment, or you begin the income phase of the contract, we will take back the non-vested portion of the credit attributable to that purchase payment. Withdrawals of purchase payments occur on a first-in first-out basis. This credit that we take back is in addition to any withdrawal charges that may apply.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, bonus credits vest according to the following schedule:

 NUMBER OF CONTRACT ANNIVERSARIES
SINCE DATE OF EACH PURCHASE PAYMENT  VESTED PERCENTAGE
-----------------------------------  -----------------
                 0                            0%
                 1                           10%
                 2                           20%
                 3                           30%
                 4                           40%
                 5                           50%
                 6                           60%
                 7                          100%

   Under each version of the Contract With Credit, if we pay a death benefit under the contract, we have the right to take back any credit we applied one year prior to the date of death or later.

   Under each version of the Contract With Credit, we recapture bonus credits if the owner returns his or her contract during the free look period.

   Depending upon the state in which your contract was issued, your contract may include a different vesting schedule.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option;

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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        7:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ANNUITY ONE CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day, we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative charge also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   The death benefit charge is equal to:

   -  1.40% on an annual basis if you choose the base death benefit,

   - 1.60% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge), or

   - 1.70% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.30% in addition to the base death benefit charge).

   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the version of the Contract With Credit under which bonus credits generally are not recapturable after expiration of the free look period. We do not assess this charge under the version of the Contract With Credit under which bonus credits vest over a period of seven years.

   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. The 0.60% charge is in addition to the charge we impose for the applicable death benefit. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We

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do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The withdrawal charge may also apply if you begin the income phase during the withdrawal charge period, depending upon the annuity option you choose. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn.

                                        CONTRACT WITH
                                      CREDIT WITHDRAWAL
  NUMBER OF       CONTRACT WITH        CHARGE (VERSION
   CONTRACT     CREDIT WITHDRAWAL        UNDER WHICH
ANNIVERSARIES    CHARGE (VERSION        BONUS CREDITS
SINCE THE DATE     UNDER WHICH        GENERALLY ARE NOT
   OF EACH      BONUS CREDITS VEST      RECAPTURABLE       CONTRACT WITHOUT
   PURCHASE      OVER SEVEN YEAR     AFTER EXPIRATION OF   CREDIT WITHDRAWAL
   PAYMENT           PERIOD)          FREE LOOK PERIOD)         CHARGE
--------------  ------------------   -------------------   -----------------
      0                 7%                     8%                  7%
      1                 7%                     8%                  6%
      2                 7%                     8%                  5%
      3                 6%                     8%                  4%
      4                 5%                     7%                  3%
      5                 4%                     6%                  2%
      6                 3%                     5%                  1%
      7                 2%                     0%                  0%
      8                 1%                     0%                  0%
      9                 0%                     0%                  0%

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and take back any credit that has not vested under the vesting schedule, if you have chosen the Contract With Credit under which bonus credits vest over several years and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

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   Withdrawal charges will never be greater than permitted by applicable law.

WAIVER OF WITHDRAWAL CHARGES FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS

If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Annuity One Contract?"

CONTRACT MAINTENANCE CHARGE


Under the original version of the contract, we do not deduct a contract maintenance charge for administrative expenses while your contract value is $50,000 or more. If your contract value is less than $50,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $30 (or if your contract value is less than $1,500, then a lower amount equal to 2% of your contract value) for administrative expenses. Under the new version of the contract, we do not deduct a contract maintenance charge for administrative expenses while your contract value is $75,000 or more. If your contract value is less than $75,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $35 (or a lower amount equal to 2% of your contract value) for administrative expenses. (This fee may differ in certain states.) We may increase this charge up to a maximum of $60 per year. Also, we may raise the level of the contract value at which we waive this fee. We will deduct this charge proportionately from each of your contract's investment options.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. This is an annual charge equal to 0.25% of the average GMIB protected value. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary;

-  when you begin the income phase of the contract;

- when you decide no longer to participate in the guaranteed minimum income benefit;

-  upon a full withdrawal; and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, and for Contract Without Credit, the fixed interest rate options. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity

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payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

   THE FACT THAT WE IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a Guaranteed Minimum Death Benefit option (0.20% if you have not selected a Guaranteed Minimum Death Benefit option).

   We calculate the charge on each of the following events:

   -  each contract anniversary;

   -  when you begin the income phase of the contract;

   -  upon death of the sole or last surviving owner prior to the income phase;

   -  upon a withdrawal; and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date the Earnings Appreciator Benefit charge was last calculated.

   The charge is not deducted every time it is calculated. Instead, the charge is deducted, along with any previously calculated but not deducted charge, on each of the following events:

   -  each contract anniversary;

   -  when you begin the income phase of the contract;

   -  upon death of the sole or last surviving owner prior to the income phase;

   -  upon a full withdrawal; and

   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so.

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We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.

COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2005, the fees of these funds ranged on an annual basis from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

        8:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees and, if you have purchased the Contract With Credit, after we have taken back any credits that have not yet vested. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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        9:

WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

                    PARTNERS ANNUITY ONE CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Strategic Partners Annuity One contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.


   This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances you transfer the contract incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments

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STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

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-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   Changes In The Contract We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.


   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.


   Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older and by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing those individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will


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not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another
Section 401(a) plan.

   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);


- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and


-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;


- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and


- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


   The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.



   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of another traditional IRA, conduit IRA, or Roth IRA, or if you are age 50 or older and by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000 who are not married filing a separate return), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This


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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION


If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.



   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.


   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or


- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.)


   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

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- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 7, "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 10.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

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        10:

OTHER

        INFORMATION
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PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.



   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.



THE SEPARATE ACCOUNT


We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of

--------------------------------------------------------------------------------
 82

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.


   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

LITIGATION


Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The following is such a pending proceeding:



     Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Pruco Life plans to appeal the verdict.



     Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.


ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is

--------------------------------------------------------------------------------

        10:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Annuity One contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements


-  Separate Account Financial Information



-  Company Financial Information


HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

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 84

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


As we have indicated throughout this prospectus, the Strategic Partners Annuity One Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here, we depict the historical unit values corresponding to the contract features bearing the highest and lowest combination of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------



ACCUMULATION UNIT VALUES:
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 1.00269                 $ 0.81573                    2,804,198
         1/1/2001 to 12/31/2001                      $ 0.81573                 $ 0.65768                   13,472,779
         1/1/2002 to 12/31/2002                      $ 0.65768                 $ 0.44784                   17,750,091
         1/1/2003 to 12/31/2003                      $ 0.44784                 $ 0.57527                   17,493,004
         1/1/2004 to 12/31/2004                      $ 0.57527                 $ 0.62205                   15,595,654
         1/1/2005 to 12/31/2005                      $ 0.62205                 $ 0.70282                   13,509,022
         2/4/2002** to 12/31/2002                    $ 0.97701                 $ 0.70649                    2,074,773
         1/1/2003 to 12/31/2003                      $ 0.70649                 $ 0.90749                    3,307,801
         1/1/2004 to 12/31/2004                      $ 0.90749                 $ 0.98122                    3,450,251
         1/1/2005 to 12/31/2005                      $ 0.98122                 $ 1.10855                    3,130,048

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002*** to 12/31/2002                   $ 1.00967                 $ 0.80531                       70,722
         1/1/2003 to 12/31/2003                      $ 0.80531                 $ 1.04571                      592,315
         1/1/2004 to 12/31/2004                      $ 1.04571                 $ 1.13373                    1,097,246
         1/1/2005 to 12/31/2005                      $ 1.13373                 $ 1.24642                    2,421,326
         2/4/2002** to 12/31/2002                    $ 0.97750                 $ 0.78176                      610,157
         1/1/2003 to 12/31/2003                      $ 0.78176                 $ 1.01497                    1,368,738
         1/1/2004 to 12/31/2004                      $ 1.01497                 $ 1.10038                    1,544,892
         1/1/2005 to 12/31/2005                      $ 1.10038                 $ 1.20970                    1,875,682

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99803                 $ 0.87656                      371,999
         1/1/2001 to 12/31/2001                      $ 0.87656                 $ 0.71233                    2,021,873
         1/1/2002 to 12/31/2002                      $ 0.71233                 $ 0.52578                    2,853,658
         1/1/2003 to 12/31/2003                      $ 0.52578                 $ 0.69505                    3,098,273
         1/1/2004 to 12/31/2004                      $ 0.69505                 $ 0.75112                    3,171,231
         1/1/2005 to 12/31/2005                      $ 0.75112                 $ 0.85974                    2,766,443
         2/4/2002** to 12/31/2002                    $ 0.98632                 $ 0.76666                      491,420
         1/1/2003 to 12/31/2003                      $ 0.76666                 $ 1.01366                      748,667
         1/1/2004 to 12/31/2004                      $ 1.01366                 $ 1.09542                      774,604
         1/1/2005 to 12/31/2005                      $ 1.09542                 $ 1.25393                      733,732





   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 1.00040                 $ 1.01353                    3,827,370
         1/1/2001 to 12/31/2001                      $ 1.01353                 $ 1.04061                   28,517,423
         1/1/2002 to 12/31/2002                      $ 1.04061                 $ 1.04179                   30,407,337
         1/1/2003 to 12/31/2003                      $ 1.04179                 $ 1.03613                   23,119,477
         1/1/2004 to 12/31/2004                      $ 1.03613                 $ 1.03213                   16,405,422
         1/1/2005 to 12/31/2005                      $ 1.03213                 $ 1.04743                   15,171,362
         2/4/2002** to 12/31/2002                    $ 1.00003                 $ 1.00082                    1,223,365
         1/1/2003 to 12/31/2003                      $ 1.00082                 $ 0.99527                    4,777,403
         1/1/2004 to 12/31/2004                      $ 0.99527                 $ 0.99141                    4,662,685
         1/1/2005 to 12/31/2005                      $ 0.99141                 $ 1.00599                    2,015,180

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99966                 $ 0.91141                    1,122,383
         1/1/2001 to 12/31/2001                      $ 0.91141                 $ 0.79064                    7,243,090
         1/1/2002 to 12/31/2002                      $ 0.79064                 $ 0.60663                   11,922,873
         1/1/2003 to 12/31/2003                      $ 0.60663                 $ 0.76671                   13,031,875
         1/1/2004 to 12/31/2004                      $ 0.76671                 $ 0.83508                   12,497,799
         1/1/2005 to 12/31/2005                      $ 0.83508                 $ 0.86092                   10,756,264
         2/4/2002** to 12/31/2002                    $ 0.97534                 $ 0.78517                    2,259,907
         1/1/2003 to 12/31/2003                      $ 0.78517                 $ 0.99254                    4,369,924
         1/1/2004 to 12/31/2004                      $ 0.99254                 $ 1.08106                    5,673,071
         1/1/2005 to 12/31/2005                      $ 1.08106                 $ 1.11454                    4,964,469

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002*** to 12/31/2002                   $ 1.00859                 $ 0.79744                      131,956
         1/1/2003 to 12/31/2003                      $ 0.79744                 $ 1.00719                      656,248
         1/1/2004 to 12/31/2004                      $ 1.00719                 $ 1.15535                    1,400,351
         1/1/2005 to 12/31/2005                      $ 1.15535                 $ 1.32936                    1,589,111
         2/4/2002** to 12/31/2002                    $ 0.97746                 $ 0.79350                      924,945
         1/1/2003 to 12/31/2003                      $ 0.79350                 $ 1.00220                    1,453,519
         1/1/2004 to 12/31/2004                      $ 1.00220                 $ 1.14963                    1,739,846
         1/1/2005 to 12/31/2005                      $ 1.14963                 $ 1.32269                    2,019,582





   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.92990                      612,611
         1/1/2001 to 12/31/2001                      $ 0.92990                 $ 0.75207                    2,321,220
         1/1/2002 to 12/31/2002                      $ 0.75207                 $ 0.57727                    3,164,636
         1/1/2003 to 12/31/2003                      $ 0.57727                 $ 0.75587                    3,480,170
         1/1/2004 to 12/31/2004                      $ 0.75587                 $ 0.85542                    3,671,537
         1/1/2005 to 12/31/2005                      $ 0.85542                 $ 0.93214                    3,864,680
         2/4/2002** to 12/31/2002                    $ 0.98198                 $ 0.80240                      458,213
         1/1/2003 to 12/31/2003                      $ 0.80240                 $ 1.05061                      778,049
         1/1/2004 to 12/31/2004                      $ 1.05061                 $ 1.18898                      870,360
         1/1/2005 to 12/31/2005                      $ 1.18898                 $ 1.29548                      923,830
SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.85666                      599,327
         1/1/2001 to 12/31/2001                      $ 0.85666                 $ 0.63765                    1,875,278
         1/1/2002 to 12/31/2002                      $ 0.63765                 $ 0.49707                    2,447,386
         1/1/2003 to 12/31/2003                      $ 0.49707                 $ 0.62015                    2,280,952
         1/1/2004 to 12/31/2004                      $ 0.62015                 $ 0.68418                    2,257,823
         1/1/2005 to 4/29/2005                       $ 0.68418                 $ 0.63168                            0
         2/4/2002** to 12/31/2002                    $ 0.97611                 $ 0.80273                      210,394
         1/1/2003 to 12/31/2003                      $ 0.80273                 $ 1.00158                      408,387
         1/1/2004 to 12/31/2004                      $ 1.00158                 $ 1.10499                      460,455
         1/1/2005 to 4/29/2005                       $ 1.10499                 $ 1.02030                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.83933                      907,104
         1/1/2001 to 12/31/2001                      $ 0.83933                 $ 0.64005                    4,254,778
         1/1/2002 to 12/31/2002                      $ 0.64005                 $ 0.53519                    4,851,632
         1/1/2003 to 12/31/2003                      $ 0.53519                 $ 0.65281                    4,279,800
         1/1/2004 to 12/31/2004                      $ 0.65281                 $ 0.70030                    3,982,664
         1/1/2005 to 12/31/2005                      $ 0.70030                 $ 0.72258                    3,526,371
         2/4/2002** to 12/31/2002                    $ 0.98416                 $ 0.85696                      309,138
         1/1/2003 to 12/31/2003                      $ 0.85696                 $ 1.04529                      438,902
         1/1/2004 to 12/31/2004                      $ 1.04529                 $ 1.12146                      505,329
         1/1/2005 to 12/31/2005                      $ 1.12146                 $ 1.15727                      515,268



  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

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 88

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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.98004                    1,201,198
         1/1/2001 to 12/31/2001                      $ 0.98004                 $ 0.91008                   13,774,348
         1/1/2002 to 12/31/2002                      $ 0.91008                 $ 0.79270                   22,825,268
         1/1/2003 to 12/31/2003                      $ 0.79270                 $ 0.96061                   24,925,329
         1/1/2004 to 12/31/2004                      $ 0.96061                 $ 1.05233                   25,534,859
         1/1/2005 to 12/31/2005                      $ 1.05233                 $ 1.11679                   25,133,546
         2/4/2002** to 12/31/2002                    $ 0.98743                 $ 0.89088                    4,569,334
         1/1/2003 to 12/31/2003                      $ 0.89088                 $ 1.07966                    9,899,885
         1/1/2004 to 12/31/2004                      $ 1.07966                 $ 1.18290                   11,850,512
         1/1/2005 to 12/31/2005                      $ 1.18290                 $ 1.25533                   11,632,530
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.00456                      831,559
         1/1/2001 to 12/31/2001                      $ 1.00456                 $ 0.98804                   12,182,545
         1/1/2002 to 12/31/2002                      $ 0.98804                 $ 0.91698                   19,460,197
         1/1/2003 to 12/31/2003                      $ 0.91698                 $ 1.05346                   18,946,400
         1/1/2004 to 12/31/2004                      $ 1.05346                 $ 1.13137                   19,002,701
         1/1/2005 to 12/31/2005                      $ 1.13137                 $ 1.18166                   16,744,844
         2/4/2002** to 12/31/2002                    $ 0.99058                 $ 0.93899                    3,739,863
         1/1/2003 to 12/31/2003                      $ 0.93899                 $ 1.07868                    6,890,674
         1/1/2004 to 12/31/2004                      $ 1.07868                 $ 1.15831                    8,749,042
         1/1/2005 to 12/31/2005                      $ 1.15831                 $ 1.20985                    8,573,075

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.01293                    3,263,900
         1/1/2001 to 12/31/2001                      $ 1.01293                 $ 0.89451                   17,121,317
         1/1/2002 to 12/31/2002                      $ 0.89451                 $ 0.74364                   21,195,077
         1/1/2003 to 12/31/2003                      $ 0.74364                 $ 0.94911                   20,257,141
         1/1/2004 to 12/31/2004                      $ 0.94911                 $ 1.05322                   18,920,898
         1/1/2005 to 12/31/2005                      $ 1.05322                 $ 1.13769                   17,141,072
         2/4/2002** to 12/31/2002                    $ 0.97724                 $ 0.86688                    2,962,070
         1/1/2003 to 12/31/2003                      $ 0.86688                 $ 1.10632                    4,046,538
         1/1/2004 to 12/31/2004                      $ 1.10632                 $ 1.22772                    4,008,092
         1/1/2005 to 12/31/2005                      $ 1.22772                 $ 1.32606                    3,550,726



  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.95179                    1,422,198
         1/1/2001 to 12/31/2001                      $ 0.95179                 $ 0.82679                   10,013,607
         1/1/2002 to 12/31/2002                      $ 0.82679                 $ 0.67465                   15,695,966
         1/1/2003 to 12/31/2003                      $ 0.67465                 $ 0.85346                   15,882,317
         1/1/2004 to 12/31/2004                      $ 0.85346                 $ 0.95157                   15,498,538
         1/1/2005 to 12/31/2005                      $ 0.95157                 $ 1.02509                   14,933,648
         2/4/2002** to 12/31/2002                    $ 0.98366                 $ 0.84346                    3,092,708
         1/1/2003 to 12/31/2003                      $ 0.84346                 $ 1.06700                    5,126,970
         1/1/2004 to 12/31/2004                      $ 1.06700                 $ 1.18965                    5,476,579
         1/1/2005 to 12/31/2005                      $ 1.18965                 $ 1.28163                    6,096,985
SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.04410                      557,079
         1/1/2001 to 12/31/2001                      $ 1.04410                 $ 0.94081                    4,822,405
         1/1/2002 to 12/31/2002                      $ 0.94081                 $ 0.77601                    7,324,154
         1/1/2003 to 12/31/2003                      $ 0.77601                 $ 0.96995                    6,818,953
         1/1/2004 to 12/31/2004                      $ 0.96995                 $ 1.12629                    6,620,325
         1/1/2005 to 12/31/2005                      $ 1.12629                 $ 1.18463                    6,153,274
         2/4/2002** to 12/31/2002                    $ 0.97731                 $ 0.83825                    1,061,212
         1/1/2003 to 12/31/2003                      $ 0.83825                 $ 1.04790                    1,417,334
         1/1/2004 to 12/31/2004                      $ 1.04790                 $ 1.21689                    1,374,111
         1/1/2005 to 12/31/2005                      $ 1.21689                 $ 1.27983                    1,369,364

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.94430                      727,420
         1/1/2001 to 12/31/2001                      $ 0.94430                 $ 0.72585                    4,573,063
         1/1/2002 to 12/31/2002                      $ 0.72585                 $ 0.59296                    6,199,295
         1/1/2003 to 12/31/2003                      $ 0.59296                 $ 0.74486                    5,899,804
         1/1/2004 to 12/31/2004                      $ 0.74486                 $ 0.85068                    5,716,172
         1/1/2005 to 12/31/2005                      $ 0.85068                 $ 0.95452                    5,374,033
         2/4/2002** to 12/31/2002                    $ 0.99846                 $ 0.85393                      823,568
         1/1/2003 to 12/31/2003                      $ 0.85393                 $ 1.07261                    1,230,724
         1/1/2004 to 12/31/2004                      $ 1.07261                 $ 1.22497                    1,258,600
         1/1/2005 to 12/31/2005                      $ 1.22497                 $ 1.37436                    1,011,416



  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 90

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.91251                      810,786
         1/1/2001 to 12/31/2001                      $ 0.91251                 $ 0.69040                    2,722,542
         1/1/2002 to 12/31/2002                      $ 0.69040                 $ 0.48564                    3,368,105
         1/1/2003 to 12/31/2003                      $ 0.48564                 $ 0.60731                    3,287,546
         1/1/2004 to 12/31/2004                      $ 0.60731                 $ 0.67315                    2,962,682
         1/1/2005 to 4/29/2005                       $ 0.67315                 $ 0.62908                            0
         2/4/2002** to 12/31/2002                    $ 0.96821                 $ 0.74461                      243,813
         1/1/2003 to 12/31/2003                      $ 0.74461                 $ 0.93117                      445,019
         1/1/2004 to 12/31/2004                      $ 0.93117                 $ 1.03208                      434,466
         1/1/2005 to 4/29/2005                       $ 1.03208                 $ 0.96445                            0
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.97366                    1,181,291
         1/1/2001 to 12/31/2001                      $ 0.97366                 $ 0.75936                    4,194,730
         1/1/2002 to 12/31/2002                      $ 0.75936                 $ 0.40193                    5,093,082
         1/1/2003 to 12/31/2003                      $ 0.40193                 $ 0.55548                    5,645,379
         1/1/2004 to 12/31/2004                      $ 0.55548                 $ 0.65495                    5,609,864
         1/1/2005 to 12/31/2005                      $ 0.65495                 $ 0.67992                    6,805,650
         2/4/2002** to 12/31/2002                    $ 0.95936                 $ 0.58443                      756,328
         1/1/2003 to 12/31/2003                      $ 0.58443                 $ 0.80750                    1,178,996
         1/1/2004 to 12/31/2004                      $ 0.80750                 $ 0.95200                    1,360,156
         1/1/2005 to 12/31/2005                      $ 0.95200                 $ 0.98826                    1,698,859

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.01546                      722,150
         1/1/2001 to 12/31/2001                      $ 1.01546                 $ 1.04100                    7,856,471
         1/1/2002 to 12/31/2002                      $ 1.04100                 $ 1.02813                    9,066,653
         1/1/2003 to 12/31/2003                      $ 1.02813                 $ 1.24124                    9,447,820
         1/1/2004 to 12/31/2004                      $ 1.24124                 $ 1.33818                    9,045,748
         1/1/2005 to 12/31/2005                      $ 1.33818                 $ 1.37312                    7,807,777
         2/4/2002** to 12/31/2002                    $ 0.99887                 $ 0.98184                    1,529,066
         1/1/2003 to 12/31/2003                      $ 0.98184                 $ 1.18535                    3,798,121
         1/1/2004 to 12/31/2004                      $ 1.18535                 $ 1.27784                    4,126,423
         1/1/2005 to 12/31/2005                      $ 1.27784                 $ 1.31099                    3,576,187



  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.04774                    1,448,492
         1/1/2001 to 12/31/2001                      $ 1.04774                 $ 1.12247                   18,070,959
         1/1/2002 to 12/31/2002                      $ 1.12247                 $ 1.21092                   23,310,960
         1/1/2003 to 12/31/2003                      $ 1.21092                 $ 1.26394                   27,581,422
         1/1/2004 to 12/31/2004                      $ 1.26394                 $ 1.31224                   23,832,755
         1/1/2005 to 12/31/2005                      $ 1.31224                 $ 1.32513                   20,690,952
         2/4/2002** to 12/31/2002                    $ 1.00358                 $ 1.06613                    6,564,425
         1/1/2003 to 12/31/2003                      $ 1.06613                 $ 1.11297                   10,369,192
         1/1/2004 to 12/31/2004                      $ 1.11297                 $ 1.15556                   10,417,848
         1/1/2005 to 12/31/2005                      $ 1.15556                 $ 1.16696                    9,283,073
SP PRUDENTIAL US EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.83561                    1,515,243
         1/1/2001 to 12/31/2001                      $ 0.83561                 $ 0.67759                    6,095,282
         1/1/2002 to 12/31/2002                      $ 0.67759                 $ 0.45382                    8,181,551
         1/1/2003 to 12/31/2003                      $ 0.45382                 $ 0.63603                    8,150,706
         1/1/2004 to 12/31/2004                      $ 0.63603                 $ 0.76134                    8,016,562
         1/1/2005 to 12/31/2005                      $ 0.76134                 $ 0.88437                    8,516,490
         2/4/2002** to 12/31/2002                    $ 0.96873                 $ 0.71988                      794,585
         1/1/2003 to 12/31/2003                      $ 0.71988                 $ 1.00882                    1,489,842
         1/1/2004 to 12/31/2004                      $ 1.00882                 $ 1.20761                    1,510,321
         1/1/2005 to 12/31/2005                      $ 1.20761                 $ 1.40267                    1,644,239

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.83474                      441,462
         1/1/2001 to 12/31/2001                      $ 0.83474                 $ 0.68188                    2,522,640
         1/1/2002 to 12/31/2002                      $ 0.68188                 $ 0.46899                    2,932,746
         1/1/2003 to 12/31/2003                      $ 0.46899                 $ 0.62301                    2,995,098
         1/1/2004 to 12/31/2004                      $ 0.62301                 $ 0.60866                    2,860,158
         1/1/2005 to 12/31/2005                      $ 0.60866                 $ 0.61518                    2,493,758
         2/4/2002** to 12/31/2002                    $ 0.97561                 $ 0.72521                      544,296
         1/1/2003 to 12/31/2003                      $ 0.72521                 $ 0.96342                      862,743
         1/1/2004 to 12/31/2004                      $ 0.96342                 $ 0.94136                      881,042
         1/1/2005 to 12/31/2005                      $ 0.94136                 $ 0.95138                      836,686



  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 92

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 1.10899                    1,013,389
         1/1/2001 to 12/31/2001                      $ 1.10899                 $ 1.12776                    5,986,116
         1/1/2002 to 12/31/2002                      $ 1.12776                 $ 0.95217                    8,420,757
         1/1/2003 to 12/31/2003                      $ 0.95217                 $ 1.24988                    8,325,494
         1/1/2004 to 12/31/2004                      $ 1.24988                 $ 1.48755                    8,294,965
         1/1/2005 to 12/31/2005                      $ 1.48755                 $ 1.53474                    7,346,572
         2/4/2002** to 12/31/2002                    $ 0.98396                 $ 0.84988                    2,200,257
         1/1/2003 to 12/31/2003                      $ 0.84988                 $ 1.11558                    3,165,113
         1/1/2004 to 12/31/2004                      $ 1.11558                 $ 1.32788                    3,593,566
         1/1/2005 to 12/31/2005                      $ 1.32788                 $ 1.36999                    3,265,910

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.79227                      693,204
         1/1/2001 to 12/31/2001                      $ 0.79227                 $ 0.66171                    3,503,249
         1/1/2002 to 12/31/2002                      $ 0.66171                 $ 0.48778                    4,108,519
         1/1/2003 to 12/31/2003                      $ 0.48778                 $ 0.60541                    3,953,002
         1/1/2004 to 12/31/2004                      $ 0.60541                 $ 0.66033                    3,679,812
         1/1/2005 to 12/31/2005                      $ 0.66033                 $ 0.74991                    3,228,830
         2/4/2002** to 12/31/2002                    $ 0.97345                 $ 0.77240                      272,093
         1/1/2003 to 12/31/2003                      $ 0.77240                 $ 0.95860                      426,339
         1/1/2004 to 12/31/2004                      $ 0.95860                 $ 1.04544                      452,645
         1/1/2005 to 12/31/2005                      $ 1.04544                 $ 1.18721                      422,319

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.85233                    1,254,905
         1/1/2001 to 12/31/2001                      $ 0.85233                 $ 0.71906                    5,750,267
         1/1/2002 to 12/31/2002                      $ 0.71906                 $ 0.48794                    6,976,552
         1/1/2003 to 12/31/2003                      $ 0.48794                 $ 0.59595                    6,981,606
         1/1/2004 to 12/31/2004                      $ 0.59595                 $ 0.62365                    6,751,783
         1/1/2005 to 12/31/2005                      $ 0.62365                 $ 0.71651                    6,027,621
         2/4/2002** to 12/31/2002                    $ 0.96941                 $ 0.72083                      743,529
         1/1/2003 to 12/31/2003                      $ 0.72083                 $ 0.88040                    1,245,148
         1/1/2004 to 12/31/2004                      $ 0.88040                 $ 0.92132                    1,147,725
         1/1/2005 to 12/31/2005                      $ 0.92132                 $ 1.05848                    1,081,009



  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.75990                    1,305,959
         1/1/2001 to 12/31/2001                      $ 0.75990                 $ 0.56163                    2,243,267
         1/1/2002 to 12/31/2002                      $ 0.56163                 $ 0.32494                    2,590,099
         1/1/2003 to 12/31/2003                      $ 0.32494                 $ 0.45628                    3,243,536
         1/1/2004 to 12/31/2004                      $ 0.45628                 $ 0.45003                    2,868,543
         1/1/2005 to 4/29/2005                       $ 0.45003                 $ 0.40195                            0
         2/4/2002** to 12/31/2002                    $ 0.97074                 $ 0.60245                       40,621
         1/1/2003 to 12/31/2003                      $ 0.60245                 $ 0.84598                      338,831
         1/1/2004 to 12/31/2004                      $ 0.84598                 $ 0.83430                      351,344
         1/1/2005 to 4/29/2005                       $ 0.83430                 $ 0.74523                            0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 0.99989                 $ 0.84672                      943,082
         1/1/2001 to 12/31/2001                      $ 0.84672                 $ 0.53757                    4,590,254
         1/1/2002 to 12/31/2002                      $ 0.53757                 $ 0.41046                    5,579,681
         1/1/2003 to 12/31/2003                      $ 0.41046                 $ 0.56496                    5,249,603
         1/1/2004 to 12/31/2004                      $ 0.56496                 $ 0.64928                    4,721,996
         1/1/2005 to 12/31/2005                      $ 0.64928                 $ 0.74528                    4,600,115
         2/4/2002** to 12/31/2002                    $ 0.99603                 $ 0.80285                      424,766
         1/1/2003 to 12/31/2003                      $ 0.80285                 $ 1.10501                      763,000
         1/1/2004 to 12/31/2004                      $ 1.10501                 $ 1.27001                      848,132
         1/1/2005 to 12/31/2005                      $ 1.27001                 $ 1.45769                      839,210
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $ 9.99933                          468
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/02/2005                  $10.09338                 $11.73323                            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07970                 $10.33229                          695
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05481                 $10.28681                            0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/02/2005                  $10.05009                 $11.34495                            0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04988                 $10.42169                        3,138
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06658                 $10.35426                        3,733





   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 94

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04202                 $10.33700                          480
AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99886                 $10.01933                       35,254
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99886                 $10.00933                       16,953
AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14710                 $12.04155                       11,885
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99886                 $10.02932                        4,895
AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08492                 $10.73678                        5,473
AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01133                 $10.33264                          399
AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04570                 $10.03757                        3,983
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99886                 $10.98052                        8,235
AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01541                 $10.64464                          193
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03302                 $10.78065                          471
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99886                 $10.60000                        1,893
AST HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
         3/14/2005* to 12/31/2005                    $ 9.97681                 $ 9.87825                        5,242
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91389                 $10.67460                       15,216
AST LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.07726                 $10.57804                       31,485
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99886                 $ 9.96977                        9,454





  * DATE THAT FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12625                 $10.92526                       18,742

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96626                 $10.49866                        3,218

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03693                 $10.78089                       13,545

AST MID CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.06503                 $10.37369                        1,319

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05576                 $11.35869                       10,238

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02196                 $10.90682                       24,263

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99886                 $10.07733                        7,572

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99886                 $10.03931                            0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04866                 $10.66828                        5,525

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02867                 $10.37610                        8,025

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94939                 $ 9.46839                        6,633

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00286                 $11.76236                       62,664

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88103                 $12.08600                       12,954





  * DATE THAT FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 96

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO--SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         9/22/2000* to 12/31/2000                    $ 1.00400                 $ 0.83038                    1,473,096
         1/1/2001 to 12/31/2001                      $ 0.83038                 $ 0.61510                    4,870,436
         1/1/2002 to 12/31/2002                      $ 0.61510                 $ 0.44459                    5,096,340
         1/1/2003 to 12/31/2003                      $ 0.44459                 $ 0.57657                    4,772,334
         1/1/2004 to 12/31/2004                      $ 0.57657                 $ 0.59255                    4,419,591
         1/1/2005 to 12/31/2005                      $ 0.59255                 $ 0.60787                    3,753,378
         2/4/2002** to 12/31/2002                    $ 0.97419                 $ 0.74968                      287,219
         1/1/2003 to 12/31/2003                      $ 0.74968                 $ 0.97207                      505,453
         1/1/2004 to 12/31/2004                      $ 0.97207                 $ 0.99891                      579,355
         1/1/2005 to 12/31/2005                      $ 0.99891                 $ 1.02463                      407,436



  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.

 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES:
(CONTRACT W/CREDIT GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06145                 $11.75073                            0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04782                 $11.04034                            0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98600                 $11.27691                            0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99992                 $10.05598                            0

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05597                 $10.32516                            0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03732                 $11.19819                            0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03172                 $10.92445                            0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.06867                 $ 9.48068                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02500                 $10.18186                            0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01697                 $10.61664                       65,028

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00702                 $10.44620                       44,618

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02493                 $10.57131                            0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02885                 $10.78307                       77,676

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07564                 $10.42666                            0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91203                 $10.60969                            0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.05585                 $ 9.60094                            0





* Date that fund and/or benefit was first added to annuity.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/CREDIT GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02813                 $10.63711                            0
SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98879                 $10.08338                            0
SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.11445                            0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03564                 $11.68501                            0
SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03026                 $10.45862                            0
SP SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.05714                 $10.45206                            0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07347                 $11.92709                            0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.03000                 $12.06788                            0
SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.04299                 $ 9.58740                            0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.92621                 $11.23793                            0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $ 9.99180                            0
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.09257                 $11.64968                            0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07889                 $10.25092                            0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05400                 $10.20591                            0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/02/2005                    $10.04928                 $11.26425                            0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04907                 $10.33975                            0





* DATE THAT FUND AND/OR BENEFIT FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


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--------------------------------------------------------------------------------

                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/CREDIT GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06577                 $10.27260                            0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04122                 $10.25565                            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.01176                            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.00178                            0
AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14629                 $11.94685                            0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.02175                            0
AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08411                 $10.65216                            0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01052                 $10.25131                            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04489                 $ 9.95852                            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.89421                            0
AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01461                 $10.56091                            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03221                 $10.69595                            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.51651                            0
AST HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
         3/14/2005* to 12/31/2005                    $ 9.97600                 $ 9.80046                            0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91308                 $10.59056                            0
AST LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.07646                 $10.49471                            0





* DATE THAT FUND AND/OR BENEFIT FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


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                                                                         PART II
STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


ACCUMULATION UNIT VALUES (CONTINUED):
(CONTRACT W/CREDIT GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $ 9.89115                            0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12544                 $10.83913                            0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96545                 $10.41606                            0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03612                 $10.69610                            0

AST MID CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
         3/14/2005* to 12/31/2005                    $10.06422                 $10.29196                            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05495                 $11.26937                            0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02116                 $10.82098                            0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $ 9.99792                            0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.03174                            0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04786                 $10.58426                            0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02787                 $10.29451                            0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94859                 $ 9.39375                            0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00205                 $11.66986                            0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88022                 $11.99077                            0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO--SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04399                 $10.33470                            0




* DATE THAT FUND AND/OR BENEFIT FIRST ADDED TO ANNUITY.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


         APPENDIX B




CALCULATION OF EARNINGS APPRECIATOR BENEFIT


EXAMPLE 1:
Assume that a purchase payment of $70,000 is made on the contract date. Assume that no withdrawals or subsequent purchase payments are made and that the contract value used in the death benefit calculation is $120,000. Also assume that the owner (or joint owner, if older) is younger than age 66 on the date the application is signed.

45% of lesser of:
  Adjusted Purchase Payment                  $70,000
  Allocated Earnings                         $50,000 contract value minus purchase payment)

Benefit (45% of $50,000)                     $22,500

EXAMPLE 2:
Assume that a 60 year old purchases a contract on 1/1/2001 with a $50,000 purchase payment.


The owner's initial purchase payment (purchase payment #1) grows to $90,000 on 1/1/2005, giving the contract $40,000 IN EARNINGS, all allocated to the initial purchase payment. On this date, the owner makes an additional purchase payment of $60,000. The $60,000 purchase payment increases the contract value to $150,000 ($90,000 + $60,000). At this time, there are no earnings allocated to the additional purchase payment (purchase payment #2). However, future earnings will now be allocated to the two purchase payments in the following proportions:


      (purchase payment#1 + earnings) / total contract value = ($50,000 + $40,000*) / $150,000 = 60%
      (purchase payment#2 + earnings) / total contract value = ($60,000 + $0) / $150,000 = 40%


On 1/1/2009 the owner makes a withdrawal of $38,000. The contract value has grown an additional $40,000 from $150,000 on 1/1/2005 to $190,000 on 1/1/2009 prior to the withdrawal. The $40,000 IN NEW EARNINGS will be allocated among the two purchase payments prior to the withdrawal using the percentages determined above.



      $40,000 IN NEW EARNINGS


      Earnings Allocated to Adjusted Purchase Payment #1 (60% of $40,000) = $24,000


      Earnings Allocated to Adjusted Purchase Payment # 2 (40% of $40,000) = $16,000


The earnings allocated to each purchase payment now are as follows:

                                          BEFORE
                                           NEW
                                         EARNINGS        $40,000 NEW EARNINGS         TOTAL
                                         --------    +   --------------------    =   --------
Purchase Payment #1                      $ 50,000              $     0               $ 50,000
Earnings Allocated to #1                 $ 40,000              $24,000               $ 64,000
Purchase Payment #2                      $ 60,000              $     0               $ 60,000
Earnings Allocated to #2                 $      0              $16,000               $ 16,000
                                         --------              -------               --------
                                         $150,000     +        $40,000            =  $190,000

--------------------------------------------------------------------------------
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PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


The withdrawal of $38,000 reduces the contract value by 20% ($38,000/$190,000). The withdrawal will reduce both purchase payments and the earnings allocated to each of them by 20% as shown below.

                                 BEFORE
                               WITHDRAWAL         REDUCED BY 20%
                               ----------         --------------
Adjusted Purchase Payment #1    $ 50,000             $ 40,000
Earnings Allocated to #1        $ 64,000             $ 51,200
Adjusted Purchase Payment #2    $ 60,000             $ 48,000
Earnings Allocated to #2        $ 16,000             $ 12,800
                                --------             --------
                                $190,000             $152,000


'The contract value grows $20,000 from $152,000 on 1/1/2009 to $172,000 on
1/1/2011. THE $20,000 IN NEW EARNINGS will be allocated among the two purchase payments using the percentages determined above.



        $20,000 IN NEW EARNINGS


        Earnings Allocated to Adjusted Purchase Payment #1 (60% of $20,000) = $12,000


        Earnings Allocated to Adjusted Purchase Payment #2 (40% of $20,000) = $8,000


The earnings allocated to each purchase payment now are as follows:

                                      BEFORE
                                       NEW
                                     EARNINGS        $20,000 NEW EARNINGS         TOTAL
                                     --------    +   --------------------    =   --------
Adjusted Purchase Payment #1         $ 40,000              $     0               $ 40,000
Earnings Allocated to #1             $ 51,200              $12,000               $ 63,200
Adjusted Purchase Payment #2         $ 48,000              $     0               $ 48,000
Earnings Allocated to #2             $ 12,800              $ 8,000               $ 20,800
                                     --------              -------               --------
                                     $152,000    +         $20,000           =   $172,000

Now let's calculate the total Earnings Appreciator Benefit as of 1/1/2011:

Benefit on Purchase Payment #1                           Benefit on Purchase Payment #2
  45% of lesser of:                                      45% of lesser of:
     Adjusted Purchase Payment        $40,000              Adjusted Purchase Payment           $48,000
     Allocated Earnings               $63,200              Allocated Earnings                  $20,800
  45% OF $40,000                      $18,000            45% OF $20,800                         $9,360

         TOTAL EARNINGS APPRECIATOR BENEFIT: $18,000 + $9,360 = $27,360

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10


         APPENDIX C




SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company. Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.



   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.



   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.



   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:



-  Your age;



- The amount of your investment and any planned future deposits into the annuity;



- How long you intend to hold the annuity (also referred to as investment time horizon);



-  Your desire to make withdrawals from the annuity;



-  Your investment return objectives;



-  The effect of optional benefits that may be elected; and



- Your desire to minimize costs and/or maximize return associated with the annuity.



   The following chart sets forth the prominent features of each available Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.



   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:



- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners Annuity One/Plus and the Strategic Partners Annuity One/Plus Enhanced contracts ("Enhanced Contracts" refers to the version of the contract offered beginning in February of 2002), Strategic Partners Advisor offers few optional benefits.



- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.



- Strategic Partners Annuity One/Plus Enhanced comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options that are not available in the bonus version.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10



STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of the available Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.



                                                                                         STRATEGIC PARTNERS    STRATEGIC PARTNERS
                                                                   STRATEGIC PARTNERS       ANNUITY ONE/          ANNUITY ONE/
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS     ANNUITY ONE/PLUS        PLUS ENHANCED         PLUS ENHANCED
                             ADVISOR               SELECT                 BONUS               NON BONUS               BONUS

----------------------------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000               $10,000
----------------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified & Non-   80 Qualified & 85     80 Qualified & Non-   85 Qualified & Non-   85 Qualified & Non-
                       Qualified             Non-Qualified         Qualified             Qualified             Qualified
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  7 Years (7%, 6%,      9 Years (7%, 7%,      7 Years (7%, 6%,      7 Years (8%, 8%,
Schedule                                     5%, 4%, 3%, 2%, 1%)   7%, 6%, 5%, 4%, 3%,   5%, 4%, 3%, 2%, 1%)   8%, 8%, 7%, 6%, 5%)
                                             Contract date based   2%, 1%) Payment       Payment date based    Payment date based
                                                                   date based
----------------------------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross          10% of gross
Withdrawal(1)                                purchase payments     purchase payments     purchase payments     purchase payments
                                             per contract year,    made as of last       made as of last       made as of last
                                             cumulative up to 7    contract              contract              contract
                                             years or 70% of       anniversary per       anniversary per       anniversary per
                                             gross purchase        contract year         contract year         contract year
                                             payments
----------------------------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.52%                 1.40%                 1.40%                 1.50%
Administration Charge
----------------------------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     $30. Waived if        The lesser of $30     The lesser of $35     The lesser of $35
Fee (assessed          or 2% of your         contract value is     or 2% of your         or 2% of your         or 2% of your
annually)              contract value.       $50,000 or more       contract value.       contract value.       contract value.
                       Waived if contract                          Waived if contract    Waived if contract    Waived if contract
                       value is $50,000 or                         value is $50,000 or   value is $75,000 or   value is $75,000 or
                       more                                        more                  more                  more
----------------------------------------------------------------------------------------------------------------------------------
Contract Credit        No                    No                    Yes                   No                    Yes
                                                                   4% vested over 7                            3%-all amounts ages
                                                                   years                                       81-85
                                                                                                               4%-under $250,000
                                                                                                               5%-$250,000+
----------------------------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   No                    Yes                   No
                                             1-Year                                      1-Year
----------------------------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   No                    No                    No
Adjustment Account                           7-Year
(MVA)
----------------------------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    No                    No                    Yes                   No
Averaging (DCA)
----------------------------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56/62                 56/62                 56/62
Options Available
----------------------------------------------------------------------------------------------------------------------------------



1 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

--------------------------------------------------------------------------------


                                                                                         STRATEGIC PARTNERS    STRATEGIC PARTNERS
                                                                   STRATEGIC PARTNERS       ANNUITY ONE/          ANNUITY ONE/
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS     ANNUITY ONE/PLUS        PLUS ENHANCED         PLUS ENHANCED
                             ADVISOR               SELECT                 BONUS               NON BONUS               BONUS

----------------------------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   6 - available in      6 - available in      6 - available in
                                                                   Strategic Partners    Strategic Partners    Strategic Partners
                                                                   Plus only             Plus Enhanced only    Plus Enhanced only
----------------------------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       Step/Roll             The greater of:       The greater of:       The greater of:
                       purchase payment(s)   Withdrawals will      purchase payment(s)   purchase payment(s)   purchase payment(s)
                       minus proportionate   proportionately       minus proportionate   minus proportionate   minus proportionate
                       withdrawal(s) or      affect the Death      withdrawal(s) or      withdrawal(s) or      withdrawal(s) or
                       contract value        Benefit               contract value        contract value        contract value
----------------------------------------------------------------------------------------------------------------------------------
Optional Death         Step/Roll             N/A                   Step-Up               Step-Up               Step-Up
  Benefit (for an                                                  Roll-Up               Roll-Up               Roll-Up
  additional                                                       Combo: Step/Roll      Combo: Step/Roll      Combo: Step/Roll
  cost)(2,3)
----------------------------------------------------------------------------------------------------------------------------------
Living Benefits (for   Lifetime Five         N/A                   Lifetime Five         Lifetime Five         Lifetime Five
  an additional                                                    Guaranteed Minimum    Guaranteed Minimum    Guaranteed Minimum
  cost)(3, 4)                                                      Income Benefit        Income Benefit        Income Benefit
                                                                   (GMIB)                (GMIB)                (GMIB)
----------------------------------------------------------------------------------------------------------------------------------



2 For more information on these benefits, refer to Section 4, "What Is The Death Benefit?" in the Prospectus.



3 Not all Optional Benefits may be available in all states.



4 For more information on these benefits, refer to Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"; and Section 5, "What Is the LifeTime Five(SM) Income Benefit?" in the Prospectus.


--------------------------------------------------------------------------------
 106

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PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10



HYPOTHETICAL ILLUSTRATION



The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:



- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.



-  No subsequent deposits or withdrawals are made to/from the contract.



- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:



    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.



    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).



   The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the Withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10

--------------------------------------------------------------------------------


0% GROSS RETURN



                                                                                       STRATEGIC PARTNERS     STRATEGIC PARTNERS
                                                         STRATEGIC PARTNERS ANNUITY     ANNUITY ONE/PLUS       ANNUITY ONE/PLUS
      STRATEGIC PARTNERS                                          ONE/PLUS                  ENHANCED               ENHANCED
           ADVISOR          STRATEGIC PARTNERS SELECT              BONUS                   NON BONUS                BONUS
     --------------------   --------------------------   --------------------------   --------------------   --------------------
     CONTRACT   SURRENDER    CONTRACT      SURRENDER      CONTRACT      SURRENDER     CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE        VALUE         VALUE          VALUE         VALUE        VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------------------
1    $97,659     $97,659      $97,544       $91,415       $101,565       $ 95,265     $97,659     $91,522    $101,465   $ 94,148
2    $95,366     $95,366      $95,141       $90,032       $ 99,181       $ 92,881     $95,366     $90,244    $ 98,986   $ 91,866
3    $93,128     $93,128      $92,798       $88,658       $ 96,853       $ 90,553     $93,128     $88,971    $ 96,567   $ 89,641
4    $90,941     $90,941      $90,512       $87,292       $ 94,579       $ 89,504     $90,941     $87,703    $ 94,207   $ 87,470
5    $88,807     $88,807      $88,283       $85,934       $ 92,359       $ 88,241     $88,807     $86,442    $ 91,905   $ 86,171
6    $86,722     $86,722      $86,109       $84,586       $ 90,191       $ 86,983     $86,722     $85,187    $ 89,659   $ 84,879
7    $84,686     $84,686      $83,988       $83,248       $ 88,073       $ 85,731     $84,686     $83,939    $ 87,468   $ 83,594
8    $82,698     $82,698      $81,919       $81,919       $ 86,006       $ 84,486     $82,698     $82,698    $ 85,331   $ 85,331
9    $80,757     $80,757      $79,902       $79,902       $ 83,987       $ 83,247     $80,757     $80,757    $ 83,245   $ 83,245
10   $78,861     $78,861      $77,934       $77,934       $ 82,015       $ 82,015     $78,861     $78,861    $ 81,211   $ 81,211
11   $77,010     $77,010      $76,014       $76,014       $ 80,090       $ 80,090     $77,010     $77,010    $ 79,226   $ 79,226
12   $75,202     $75,202      $74,142       $74,142       $ 78,210       $ 78,210     $75,202     $75,202    $ 77,290   $ 77,290
13   $73,436     $73,436      $72,282       $72,282       $ 76,374       $ 76,374     $73,436     $73,436    $ 75,402   $ 75,402
14   $71,712     $71,712      $70,468       $70,468       $ 74,581       $ 74,581     $71,678     $71,678    $ 73,559   $ 73,559
15   $70,029     $70,029      $68,698       $68,698       $ 72,830       $ 72,830     $69,961     $69,961    $ 71,727   $ 71,727
16   $68,385     $68,385      $66,972       $66,972       $ 71,121       $ 71,121     $68,285     $68,285    $ 69,940   $ 69,940
17   $66,780     $66,780      $65,288       $65,288       $ 69,451       $ 69,451     $66,648     $66,648    $ 68,197   $ 68,197
18   $65,212     $65,212      $63,646       $63,646       $ 67,821       $ 67,821     $65,049     $65,049    $ 66,496   $ 66,496
19   $63,681     $63,681      $62,044       $62,044       $ 66,228       $ 66,228     $63,488     $63,488    $ 64,837   $ 64,837
20   $62,186     $62,186      $60,482       $60,482       $ 64,674       $ 64,674     $61,963     $61,963    $ 63,219   $ 63,219
21   $60,726     $60,726      $58,958       $58,958       $ 63,156       $ 63,156     $60,474     $60,474    $ 61,640   $ 61,640
22   $59,301     $59,301      $57,472       $57,472       $ 61,673       $ 61,673     $59,021     $59,021    $ 60,099   $ 60,099
23   $57,909     $57,909      $56,022       $56,022       $ 60,225       $ 60,225     $57,601     $57,601    $ 58,596   $ 58,596
24   $56,549     $56,549      $54,608       $54,608       $ 58,811       $ 58,811     $56,215     $56,215    $ 57,130   $ 57,130
25   $55,222     $55,222      $53,229       $53,229       $ 57,431       $ 57,431     $54,861     $54,861    $ 55,700   $ 55,700
---------------------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. As of December 31, 2005 the average fund expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners Annuity One/Plus Bonus -2.35%; Strategic Partners Annuity One/Plus Enhanced Non-Bonus -2.35%; Strategic Partners Annuity One/Plus Enhanced Bonus -2.44%.



5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.



6. Surrender Value assumes surrender 2 days prior to policy anniversary.


--------------------------------------------------------------------------------
 108

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS ANNUITY ONE PROSPECTUS  SECTIONS 1-10



6% GROSS RETURN



                                                                                 STRATEGIC PARTNERS     STRATEGIC PARTNERS
                                                          STRATEGIC PARTNERS      ANNUITY ONE/PLUS       ANNUITY ONE/PLUS
      STRATEGIC PARTNERS                                   ANNUITY ONE/PLUS           ENHANCED               ENHANCED
           ADVISOR          STRATEGIC PARTNERS SELECT           BONUS                NON BONUS                BONUS
     --------------------   --------------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER    CONTRACT      SURRENDER     CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE        VALUE         VALUE        VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------------
1    $103,502   $103,502     $103,380       $ 96,844     $107,642   $101,342    $103,502   $ 96,957    $107,536   $ 99,734
2    $107,136   $107,136     $106,864       $101,071     $111,422   $105,122    $107,136   $101,309    $111,203   $103,107
3    $110,899   $110,899     $110,506       $105,481     $115,335   $109,035    $110,899   $105,854    $114,994   $106,596
4    $114,793   $114,793     $114,252       $110,082     $119,385   $112,822    $114,793   $110,602    $118,915   $110,203
5    $118,824   $118,824     $118,124       $114,881     $123,577   $117,899    $118,824   $115,560    $122,970   $115,063
6    $122,997   $122,997     $122,127       $119,885     $127,917   $123,201    $122,997   $120,737    $127,163   $120,134
7    $127,316   $127,316     $126,267       $125,104     $132,409   $128,737    $127,316   $126,143    $131,499   $125,424
8    $131,787   $131,787     $130,546       $130,546     $137,058   $134,518    $131,787   $131,787    $135,982   $135,982
9    $136,415   $136,415     $134,971       $134,971     $141,871   $140,553    $136,415   $136,415    $140,619   $140,619
10   $141,205   $141,205     $139,545       $139,545     $146,853   $146,853    $141,205   $141,205    $145,413   $145,413
11   $146,164   $146,164     $144,275       $144,275     $152,010   $152,010    $146,164   $146,164    $150,371   $150,371
12   $151,297   $151,297     $149,165       $149,165     $157,348   $157,348    $151,297   $151,297    $155,499   $155,499
13   $156,610   $156,610     $154,220       $154,220     $162,874   $162,874    $156,610   $156,610    $160,800   $160,800
14   $162,109   $162,109     $159,447       $159,447     $168,594   $168,594    $162,109   $162,109    $166,283   $166,283
15   $167,802   $167,802     $164,851       $164,851     $174,514   $174,514    $167,802   $167,802    $171,953   $171,953
16   $173,694   $173,694     $170,439       $170,439     $180,642   $180,642    $173,694   $173,694    $177,816   $177,816
17   $179,794   $179,794     $176,215       $176,215     $186,986   $186,986    $179,794   $179,794    $183,879   $183,879
18   $186,108   $186,108     $182,188       $182,188     $193,552   $193,552    $186,108   $186,108    $190,148   $190,148
19   $192,643   $192,643     $188,363       $188,363     $200,349   $200,349    $192,643   $192,643    $196,632   $196,632
20   $199,408   $199,408     $194,747       $194,747     $207,384   $207,384    $199,408   $199,408    $203,336   $203,336
21   $206,411   $206,411     $201,347       $201,347     $214,667   $214,667    $206,411   $206,411    $210,269   $210,269
22   $213,659   $213,659     $208,172       $208,172     $222,205   $222,205    $213,659   $213,659    $217,439   $217,439
23   $221,162   $221,162     $215,227       $215,227     $230,008   $230,008    $221,162   $221,162    $224,853   $224,853
24   $228,928   $228,928     $222,522       $222,522     $238,085   $238,085    $228,928   $228,928    $232,519   $232,519
25   $236,967   $236,967     $230,064       $230,064     $246,446   $246,446    $236,967   $236,967    $240,447   $240,447
---------------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. As of December 31, 2005 the average fund expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.47%; Strategic Partners Select 3.35%; Strategic Partners Annuity One/Plus Bonus 3.47%; Strategic Partners Annuity One/Plus Enhanced Non-Bonus 3.47%; Strategic Partners Annuity One/Plus Enhanced Bonus 3.37%.



5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.



6. Surrender Value assumes surrender 2 days prior to policy anniversary.


--------------------------------------------------------------------------------

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PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD000045 (05/2006).


           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

ORD000045

STRATEGIC PARTNERS(SM)


PLUS

VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2006



THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., BY IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.


THE FUNDS
------------------------------------------------------------

Strategic Partners Plus offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios of the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Evergreen Variable Annuity Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of portfolios currently offered).


  You may choose between two basic versions of Strategic Partners Plus. One version, the Contract With Credit, provides for a bonus credit that we add to each purchase payment you make. If you choose this version of Strategic Partners Plus, some charges and expenses may be higher than if you choose the version without the credit. Those higher charges could exceed the amount of the credit under some circumstances, particularly if you withdraw purchase payments within a few years of making those purchase payments. The Contract With Credit comes in two forms -- one form under which bonus credits generally are not recaptured once the free look period expires and which bears higher charges, and the other form under which bonus credits vest over several years. We will continue to offer the later version of the Contract With Credit in a State until the State has approved the former version, after which approval we will offer only the former version.


PLEASE READ THIS PROSPECTUS
------------------------------------------------------------

Please read this prospectus before purchasing a Strategic Partners Plus variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.


TO LEARN MORE ABOUT STRATEGIC PARTNERS

PLUS

------------------------------------------------------------

To learn more about the Strategic Partners Plus variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's office, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file number 333-37728.) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC maintains a Web site (http://www.sec.gov) that contains the Strategic Partners Plus SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 10 of this prospectus.

  For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.


THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS PLUS IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA.                                                                   P2082

THE PRUDENTIAL SERIES FUND



Jennison Portfolio


Prudential Equity Portfolio


Prudential Global Portfolio


Prudential Money Market Portfolio


Prudential Stock Index Portfolio


Prudential Value Portfolio


SP AIM Core Equity Portfolio


SP Davis Value Portfolio


SP LSV International Value Portfolio


SP Mid Cap Growth Portfolio


SP PIMCO High Yield Portfolio


SP PIMCO Total Return Portfolio


SP Prudential U.S. Emerging Growth Portfolio


SP Small-Cap Growth Portfolio


SP Small Cap Value Portfolio


SP Strategic Partners Focused Growth Portfolio


SP T. Rowe Price Large-Cap Growth Portfolio


SP William Blair International Growth Portfolio



AMERICAN SKANDIA TRUST



AST Advanced Strategies Portfolio


AST Aggressive Asset Allocation Portfolio


AST AllianceBernstein Core Value Portfolio


AST AllianceBernstein Growth & Income Portfolio


AST AllianceBernstein Managed Index 500 Portfolio


AST American Century Income & Growth Portfolio


AST American Century Strategic Balanced Portfolio


AST Balanced Asset Allocation Portfolio


AST Capital Growth Asset Allocation Portfolio


AST Cohen & Steers Realty Portfolio


AST Conservative Asset Allocation Portfolio


AST DeAM Large-Cap Value Portfolio


AST DeAM Small-Cap Growth Portfolio


AST DeAM Small-Cap Value Portfolio


AST Federated Aggressive Growth Portfolio


AST First Trust Balanced Target Portfolio


AST First Trust Capital Appreciation Target Portfolio


AST Global Allocation Portfolio


AST Goldman Sachs Concentrated Growth Portfolio


AST Goldman Sachs Mid-Cap Growth Portfolio


AST High Yield Portfolio


AST JPMorgan International Equity Portfolio


AST Large-Cap Value Portfolio


AST Lord Abbett Bond-Debenture Portfolio


AST Marsico Capital Growth Portfolio


AST MFS Global Equity Portfolio


AST MFS Growth Portfolio


AST Mid-Cap Value Portfolio


AST Neuberger Berman Mid-Cap Growth Portfolio


AST Neuberger Berman Mid-Cap Value Portfolio


AST PIMCO Limited Maturity Bond Portfolio


AST Preservation Asset Allocation Portfolio


AST Small-Cap Value Portfolio


AST T. Rowe Price Asset Allocation Portfolio


AST T. Rowe Price Global Bond Portfolio


AST T. Rowe Price Natural Resources Portfolio


EVERGREEN VARIABLE ANNUITY TRUST

Evergreen VA Balanced Fund
Evergreen VA Fundamental Large Cap Fund
Evergreen VA Growth Fund
Evergreen VA International Equity Fund
Evergreen VA Omega Fund
Evergreen VA Special Values Fund


GARTMORE VARIABLE INSURANCE TRUST



GVIT Developing Markets Fund



JANUS ASPEN SERIES



Large Cap Growth Portfolio -- Service Shares


--------------------------------------------------------------------------------
 2

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: STRATEGIC PARTNERS PLUS PROSPECTUS
                                       ------------------------------------------------------------

                                       SUMMARY
                                       -------
                                                Glossary...........................................      8
                                                Summary............................................     12
                                                Summary Of Contract Expenses.......................     17
                                                Expense Examples...................................     22

                                       PART II: STRATEGIC PARTNERS PLUS PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-10
                                       ------------------------------------------------------------

                                           Section 1: What is the Strategic Partners Plus Variable
                                             Annuity?..............................................     27
                                                Short Term Cancellation Right Or "Free Look".......     28

                                           Section 2: What Investment Options Can I Choose?........     29
                                                Variable Investment Options........................     29
                                                Fixed Interest Rate Options........................     47
                                                Transfers Among Options............................     48
                                                Additional Transfer Restrictions...................     48
                                                Dollar Cost Averaging..............................     49
                                                Asset Allocation Program...........................     50
                                                Auto-Rebalancing...................................     50
                                                Scheduled Transactions.............................     50
                                                Voting Rights......................................     51
                                                Substitution.......................................     51

                                           Section 3: What Kind Of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     52
                                                Payment Provisions.................................     52
                                                Payment Provisions Without The Guaranteed Minimum
                                                  Income Benefit...................................     52
                                                    Option 1: Annuity Payments For A Fixed
                                                      Period.......................................     52
                                                    Option 2: Life Annuity with 120 Payments (10
                                                      Years) Certain ..............................     52
                                                    Option 3: Interest Payment Option..............     53
                                                    Other Annuity Options..........................     53
                                                Tax Considerations.................................     53
                                                Guaranteed Minimum Income Benefit..................     53
                                                    GMIB Option 1 -- Single Life Payout Option.....     54
                                                    GMIB Option 2 -- Joint Life Payout Option......     54
                                                How We Determine Annuity Payments..................     55

                                           Section 4: What Is The Death Benefit?...................     57
                                                Beneficiary........................................     57
                                                Calculation Of The Death Benefit...................     57
                                                Guaranteed Minimum Death Benefit...................     57
                                                    GMDB Roll-Up...................................     57
                                                    GMDB Step-Up...................................     57
                                                Special Rules If Joint Owners......................     58
                                                Payout Options.....................................     58
                                                Earnings Appreciator Benefit.......................     59
                                                Spousal Continuance Benefit........................     60

                                           Section 5: What Is The Lifetime Five(SM) Income
                                             Benefit?..............................................     62
                                                Lifetime Five Income Benefit.......................     62

                                           Section 6: How Can I Purchase A Strategic Partners Plus
                                             Contract?.............................................     69
                                                Purchase Payments..................................     69
                                                Allocation Of Purchase Payments....................     69
                                                Credits............................................     69

CONTENTS CONTINUED
--------------------------------------------------------------------------------

                                                Calculating Contract Value.........................     70

                                           Section 7: What Are The Expenses Associated With The
                                             Strategic Partners Plus Contract?.....................     71
                                                Insurance And Administrative Charges...............     71
                                                Withdrawal Charge..................................     72
                                                Waiver Of Withdrawal Charges For Critical Care.....     73
                                                Minimum Distribution Requirements..................     73
                                                Contract Maintenance Charge........................     73
                                                Guaranteed Minimum Income Benefit Charge...........     73
                                                Earnings Appreciator Benefit Charge................     74
                                                Taxes Attributable To Premium......................     74
                                                Transfer Fee.......................................     74
                                                Company Taxes......................................     75
                                                Underlying Mutual Fund Fees........................     75

                                           Section 8: How Can I Access My Money?...................     76
                                                Withdrawals During The Accumulation Phase..........     76
                                                Automated Withdrawals..............................     76
                                                Suspension Of Payments Or Transfers................     76

                                           Section 9: What Are The Tax Considerations Associated
                                             With The Strategic Partners Plus Contract?............     77
                                                Contracts Owned by Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans)....................     77
                                                Contracts Held By Tax-Favored Plans................     80

                                           Section 10: Other Information...........................     84
                                                Pruco Life Insurance Company.......................     84
                                                The Separate Account...............................     84
                                                Sale and Distribution Of The Contract..............     84
                                                Litigation.........................................     85
                                                Assignment.........................................     86
                                                Financial Statements...............................     86
                                                Statement Of Additional Information................     86
                                                Householding.......................................     86

                                           Appendix A..............................................     87
                                                Accumulation Unit Values...........................     88

                                           Appendix B..............................................    106
                                                Calculation Of Earnings Appreciator Benefit........    106

                                           Appendix C..............................................    108
                                                Selecting the Variable Annuity That's Right for
                                                  You..............................................    108

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PART I SUMMARY
--------------------------------------------------------------------------------

STRATEGIC PARTNERS PLUS PROSPECTUS

                                                                          PART I


STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract minus any charge we impose for premium taxes and withdrawal charges.

ADJUSTED PURCHASE PAYMENT


Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.


ANNUAL INCOME AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The Annual Income Amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirements for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


CONTRACT OWNER, OWNER, OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CONTRACT WITH CREDIT

A version of the annuity contract that provides for a bonus credit with each purchase payment that you make and has higher withdrawal charges and (with respect to the later version of the contract) higher insurance and administrative costs than the Contract Without Credit.

CONTRACT WITHOUT CREDIT

A version of the annuity contract that does not provide a credit and has lower withdrawal charges than the Contract With Credit and (with respect to the later version of the Contract With Credit) lower insurance and administrative costs.

CREDIT


If you choose the Contract With Credit, this is the bonus amount that we allocate to your account each time you make a purchase payment. The amount of the credit is a percentage of the purchase payment. Under one version of the Contract With Credit, the credit is subject to a vesting schedule, which means that if you withdraw all or part of a purchase payment within a certain period, or you begin the income phase or we pay a death benefit during that period, we may take back all or part of the credit. Under another version of the Contract With Credit, bonus credits generally are not recaptured once the free look period expires. Our reference in the preceding sentence to "generally are not recaptured" refers to the fact that we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year before death. We have the ability to recapture such credits under both versions of the Contract With Credit. See
Section 6, "How Can I Purchase A Strategic Partners Plus Contract?"


DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit is available for an additional charge. See
Section 4, "What Is the Death Benefit?"

DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.

FIXED INTEREST RATE OPTIONS

Under the Contract Without Credit, these are investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options.

GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by

GLOSSARY CONTINUED
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                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

   The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant or number of contract anniversaries. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER


The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.


LIFETIME FIVE INCOME BENEFIT

An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

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PROTECTED WITHDRAWAL VALUE

Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances.

PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The telephone number is
(888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.

STATEMENT OF ADDITIONAL INFORMATION


A document containing certain additional information about the Strategic Partners Plus variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.


TAX DEFERRAL


This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?"


VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


SUMMARY FOR SECTIONS 1-10
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.


SECTION 1
WHAT IS THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY?



The Strategic Partners Plus variable annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options and if you choose the Contract Without Credit, fixed interest rate options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.



   There are two basic versions of the Strategic Partners Plus variable annuity discussed in this prospectus.


Contract With Credit.

- provides for a bonus credit that we add to each purchase payment that you make,

-  has higher withdrawal charges than the Contract Without Credit,

- the version of the contract under which bonus credits generally are not recaptured after the free look period has higher insurance and administrative charges than the Contract Without Credit,

-  has no fixed interest rate investment options available,

- comes in one version under which bonus credits generally are not recaptured once the free look period expires, and another version under which bonus credits vest over a period of several years. Once a State has approved the former version, we will cease offering the later version, and

- Under the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, we have the contractual right to deduct, from the death benefit we pay, the amount of any credit corresponding to a purchase payment made within one year before death.

-  Contract Without Credit.

-  does not provide a credit,

-  has lower withdrawal charges than the Contract With Credit.

- has lower insurance and administrative costs than the Contract With Credit under which the bonus credits generally are not recaptured after the free look period,

- offers two fixed interest rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.


   Beginning in 2002, we started offering a version of both the Contract Without Credit and the Contract With Credit that differ from the previously-issued contracts with regard to maximum issue age, maximum annuitization age, Spousal Continuance Benefit, credit amount, contract maintenance charge, and minimum guaranteed interest rate. This subsequent version of the Strategic Partners Plus contract is described in a different prospectus.


   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in the Prudential Money Market Portfolio variable investment option.


   The fixed interest rate options available under the Contract Without Credit offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least the annual minimum interest rate dictated by applicable state law.


   You may make up to 12 free transfers each contract year among the investment options. For the Contract Without Credit, certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

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STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments, such as age, gender, and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.


   If you change your mind about owning Strategic Partners Plus, you may cancel your contract within 10 days after receiving it (or whatever period is required under applicable law). This time period is referred to as the "Free Look" period.


SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.

   Under the Contract Without Credit, you may also invest your money in fixed interest rate options.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"

   The Lifetime Five Income Benefit (discussed in Section 5) may provide an additional amount upon which your annuity payments are based.

SECTION 4
WHAT IS THE DEATH BENEFIT?

In general, if the sole owner, or last surviving of the owner and joint owner, dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive, at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance charge, a potentially larger Guaranteed Minimum Death Benefit (GMDB).

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value";

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value"; or

SUMMARY FOR SECTIONS 1-10 CONTINUED
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                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


-  the greater of the GMDB step-up value and GMDB roll-up value.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, are met.

   For an additional fee, you may also choose, if it is available under your contract, the Earnings Appreciator supplemental death benefit which provides a benefit payment upon the death of the sole owner, or last surviving of the owner and joint owner, during the accumulation phase.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options--one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.


SECTION 6
HOW CAN I PURCHASE A STRATEGIC PARTNERS PLUS CONTRACT?



You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $1,000 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms. The Contract With Credit provides for the allocation of a credit with each purchase payment.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger (or age 80 depending on the version of the contract) on the contract date. In addition, certain age limits apply to certain features and benefits described herein.


SECTION 7
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS CONTRACT?


The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge. For the original version of the contract, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to the lesser of $30 or 2% of your contract value. For the later version of the contract, we deduct a contract maintenance charge of $35 if your contract value is less than $75,000 (or 2% of your contract value, if that amount is less than $35).

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

   --  1.40% if you choose the base death benefit,

   -- 1.60% if you choose the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge), or

   -- 1.70% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death

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                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY



       Benefit option (i.e., 0.30% in addition to the base death benefit charge), or


   -- 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.

- We will deduct an additional charge under the version of the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires. The charge for this feature is equal to 0.10% annually.

- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.25% of the average GMIB protected value. In the future, we may also offer other options, for which different charges may apply.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected the Guaranteed Minimum Death Benefit option (0.20% if you have not selected the Guaranteed Minimum Death Benefit Option).

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.


- There are also expenses associated with the mutual funds. For 2005, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


-  If you withdraw money (or you begin the income phase) less than:

   -- nine contract anniversaries after the purchase payment, if you purchase the Contract With Credit under which bonus credits vest over a seven year period, or

   -- seven contract anniversaries after the purchase payment, if you purchase the Contract Without Credit, then you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7%. For the version of the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, a withdrawal charge applies at any time prior to the seventh contract anniversary after a purchase payment was made, which ranges from 5-8%.


   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 7, "What Are The Expenses Associated With The Strategic Partners Plus Contract?"


SECTION 8
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age
59 1/2, an additional tax penalty as well. If you withdraw money less than nine years (for the Contract With Credit under which bonus credits vest over a seven year period) or seven years (for the Contract Without Credit) after making a purchase payment, we may impose a withdrawal charge. For the Contract With Credit under which bonus credits generally are not recaptured once the free look period expires, a withdrawal charge applies during the first seven contract years after a purchase payment was made, which ranges from 5-8%. In addition, if you purchase a Contract With Credit, we may take back any credit that has not vested that corresponds to the purchase payment(s) you withdraw.

   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain

SUMMARY FOR SECTIONS 1-10 CONTINUED
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                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money.


SECTION 9
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS PLUS CONTRACT?


Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase, the tax laws treat the withdrawal as first a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 10
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------


THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS PLUS. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.



For more detailed information, including additional information about current and maximum charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Plus Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.


                      CONTRACT OWNER TRANSACTION EXPENSES

 WITHDRAWAL CHARGE(1)
 ---------------------------------------------------------------------------------------------------------------------
                                                              CONTRACT WITH CREDIT (BONUS
      NUMBER OF CONTRACT       CONTRACT WITH CREDIT (BONUS       CREDITS GENERALLY NOT
 ANNIVERSARIES SINCE PURCHASE  CREDITS VEST OVER SEVEN YEAR  RECAPTURABLE AFTER EXPIRATION
           PAYMENT                       PERIOD)                 OF FREE LOOK PERIOD)        CONTRACT WITHOUT CREDIT
 ----------------------------  ----------------------------  -----------------------------  --------------------------
              0                            7%                             8%                            7%
              1                            7%                             8%                            6%
              2                            7%                             8%                            5%
              3                            6%                             8%                            4%
              4                            5%                             7%                            3%
              5                            4%                             6%                            2%
              6                            3%                             5%                            1%
              7                            2%                             0%                            0%
              8                            1%                             0%                            0%
              9                            0%                             0%                            0%
                                --------------------------     --------------------------   --------------------------

MAXIMUM TRANSFER FEE
--------------------
         Each transfer after 12(2)                   $30.00


CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN STATES/JURISDICTIONS
--------------------------------------------------------------------------------
                                                    Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 7. In certain states reduced withdrawal charges may apply under the Contract With Credit. Your contract contains the applicable charges.

2: Currently we charge $25 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing and do not count them toward the limit of 12 free transfers per year.

SUMMARY OF CONTRACT EXPENSES CONTINUED

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                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


The next table describes the fees and expenses you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES

MAXIMUM CONTRACT MAINTENANCE CHARGE AND CONTRACT CHARGE UPON FULL WITHDRAWAL(3)
----------------------------------------------------------------------------------------------------------------
                                                                                                           $60.00

INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS
----------------------------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE INVESTMENT OPTIONS:

                                                               CONTRACT WITH
                                                               CREDIT (BONUS
                                                             CREDITS GENERALLY
                                                              NOT RECAPTURABLE
                                                            AFTER EXPIRATION OF
                                                             FREE LOOK PERIOD)
                                     ------------------------------------------------------------------
         Base Death Benefit                                               1.50%
         Base Death Benefit with
           Lifetime Five                                                  2.10%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up                                                     1.70%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up with Lifetime
           Five Income Benefit                                            2.30%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up                                          1.80%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up
           with Lifetime Five
           Income Benefit                                                 2.40%

                                                                  CONTRACT
                                                               WITHOUT CREDIT
                                                                OR CONTRACT
                                                                WITH CREDIT
                                                               (VERSION UNDER
                                                                WHICH BONUS
                                                                CREDITS VEST
                                                                 OVER SEVEN
                                                                YEAR PERIOD)
                                     ------------------------------------------------------------------
         Base Death Benefit                                             1.40%
         Base Death Benefit with
           Lifetime Five                                                2.00%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up                                                   1.60%
         Guaranteed Minimum Death
           Benefit Option--Roll-up
           or Step-Up with Lifetime
           Five Income Benefit                                          2.20%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up                                        1.70%
         Guaranteed Minimum Death
           Benefit Option--Greater
           of Roll-up or Step-up
           with Lifetime Five
           Income Benefit                                               2.30%

ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE UPON CERTAIN
WITHDRAWALS(4)
------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE        0.25%
ANNUAL EARNINGS APPRECIATOR CHARGE AND CHARGE UPON CERTAIN TRANSACTIONS(5)
------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                    0.20% of contract value (0.15% if
                                                              Guaranteed Minimum Death Benefit
                                                              option is also selected)

3: As shown in the table above, we have the right to assess a fee of up to $60 annually and at the time of full withdrawal. For the original version of the contract, if your contract value is $50,000 or more, we do not deduct such a charge. If your contract value is less than $50,000, we deduct a charge equal to $30 or, if your contract value is less than $1,500, equal to 2% of your contract value. Under the most recent version of the contract, we assess a fee of $35 against contracts valued less than $75,000 (or 2% of contract value, if less).

4: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.25% of the average GMIB protected value. Subject to certain age restrictions, the roll-up value is the total of all invested purchase payments compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Both the roll-up value and the cap are reduced proportionally by withdrawals. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

5: We impose this charge only if you choose the Earnings Appreciator death benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a Guaranteed Minimum Death Benefit option (0.20% if you have not selected a Guaranteed Minimum Death Benefit option). We deduct this charge annually. We also deduct this charge if you make a full withdrawal or enter the income phase of your contract, or if a death benefit is payable, but prorate the fee to reflect a partial rather than full year. If you make a partial withdrawal, we will deduct the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not deduct the fee at that time. The fee is also calculated when you make any purchase payment or withdrawal but we do not deduct it until the next deduction date.

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                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners Plus contract, and may vary from year to year.



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Underlying Mutual Fund Operating Expenses*        0.38%     1.67%



* See "Summary of Contract Expenses" -- Underlying Mutual Fund Portfolio Annual Expenses for more detail on the expenses of the underlying mutual funds.

SUMMARY OF CONTRACT EXPENSES CONTINUED
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                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY



UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND(2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%              --             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%              --             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%              --             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%              --             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%              --             0.38%
         Prudential Value Portfolio                             0.40%            0.03%              --             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%              --             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%              --             1.00%
         SP Balanced Asset Allocation Portfolio(5,6)            0.76%            0.09%              --             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%              --             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%              --             0.82%
         SP Growth Asset Allocation Portfolio(5,6)              0.81%            0.10%              --             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%              --             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%              --             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%              --             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%              --             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%              --             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%              --             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%              --             1.05%
         SP Small Cap Value Portfolio (formerly SP Goldman
           Sachs Small Cap Value Portfolio)(7)                  0.90%            0.07%              --             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%              --             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%              --             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%              --             0.98%
AMERICAN SKANDIA TRUST (2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%              --             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%              --             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%              --             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%              --             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%              --             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%              --             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%              --             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%              --             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%              --             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%              --             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%              --             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%              --             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%              --             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%              --             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%              --             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%              --             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%              --             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%              --             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%              --             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%              --             1.18%
         AST High Yield Portfolio (formerly, AST Goldman
           Sachs High Yield Portfolio)(12)                      0.75%            0.19%              --             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%              --             1.07%
         AST Large-Cap Value Portfolio (formerly AST
           Hotchkis and Wiley Large-Cap Value
           Portfolio)(13,14,15)                                 0.75%            0.16%              --             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%              --             0.97%
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%              --             1.03%
         AST MFS Global Equity Portfolio                        1.00%            0.26%              --             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%              --             1.08%
         AST Mid Cap Value Portfolio (formerly, AST Gabelli
           All-Cap Value Portfolio)(16)                         0.95%            0.22%              --             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%              --             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%              --             1.03%

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY



UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%              --             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%              --             1.27%
         AST Small-Cap Value Portfolio(13,17)                   0.90%            0.17%              --             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%              --             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%              --             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%              --             1.08%
EVERGREEN VARIABLE ANNUITY TRUST
-------------------------------------------------------------------------------------------------------------------------------
         Evergreen VA Balanced Fund                             0.30%            0.20%              --             0.50%
         Evergreen VA Fundamental Large Cap Fund                0.58%            0.18%              --             0.76%
         Evergreen VA Growth Fund                               0.70%            0.22%              --             0.99%
         Evergreen VA International Equity Fund                 0.41%            0.30%              --             0.71%
         Evergreen VA Omega Fund                                0.52%            0.19%              --             0.71%
         Evergreen VA Special Values Fund                       0.78%            0.19%              --             0.97%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund(18, 19)                   1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio -- Service Shares(19)       0.64%            0.02%           0.25%             0.91%



1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."



2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.



3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.



4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.



5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.



6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.



7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."



8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."



9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.



11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.



12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."



13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.



14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."



15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."



17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.



18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.



19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY



EXPENSE EXAMPLES

--------------------------------------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND EXPENSES.
THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS INDICATED IN THE TABLES THAT FOLLOW.

EXAMPLE 1a: Contract With Credit (bonus credits vest over seven year period):
Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Withdraw All Your Assets

This example assumes that:

- You invest $10,000 in the Contract With Credit (bonus credits vest over seven year period);

- You choose a Guaranteed Minimum Death Benefit that provides the greater of the step-up and roll-up death benefit;

-  You choose the Lifetime Five Income Benefit;

-  You choose the Earnings Appreciator Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


EXAMPLE 1b: Contract With Credit (bonus credits vest over seven year period):
Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Contract With Credit (bonus credits vest over seven year period):
Base Death Benefit, and You Withdraw All Your Assets

This example assumes that:

- You invest $10,000 in the Contract With Credit (bonus credits vest over seven year period);

-  You do not choose any optional insurance benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 2b: Contract With Credit (bonus credits vest over seven year period):
Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 3a: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXPENSE EXAMPLES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY


EXAMPLE 3b: Contract With Credit (bonus credits are generally not recapturable after expiration of the free look period): Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 4a: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 4b: Contract With Credit (bonus credits are generally not recapturable after expiration of free look period): Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the version of the Contract With Credit under which bonus credits are generally not recapturable after expiration of the free look period.

EXAMPLE 5a: Contract Without Credit, Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit, Earnings Appreciator Benefit and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 5b: Contract Without Credit, Greater of Roll-up and Step-up Guaranteed Minimum Death Benefit Option; Lifetime Five Income Benefit; Earnings Appreciator Benefit; and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1b except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 6a: Contract Without Credit: Base Death Benefit, and You Withdraw All Your Assets

This example makes exactly the same assumptions as Example 2a except that it assumes that you invest in the Contract Without Credit.

EXAMPLE 6b: Contract Without Credit: Base Death Benefit, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 2b except that it assumes that you invest in the Contract Without Credit.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

Note that withdrawal charges (which
are reflected in Examples 1a, 2a,
3a, 4a, 5a, and 6a) are assessed in
connection with some annuity
options, but not others.

The values shown in the 10 year
column are the same for Example 6a
and 6b, Example 5a and 5b, Example
4a and Example 4b, the same for
Example 3a and 3b, the same for
Example 2a and 2b, and the same for
Example 1a and 1b. This is because
if 10 years have elapsed since your
last purchase payment, we would no
longer deduct withdrawal charges
when you make a withdrawal or begin
the income phase of your contract.
The indicated examples reflect the
maximum withdrawal charges, but in
certain states reduced withdrawal
charges may apply for certain ages.


The examples use an average
contract maintenance charge, which
we calculated based on our estimate
of the total contract fees we
expect to collect in 2006. Your
actual fees will vary based on the
amount of your contract and your
specific allocation among the
investment options.


Premium taxes are not reflected in
the examples. We deduct a charge to
approximate premium taxes that may
be imposed on us in your state.
This charge is generally deducted
from the amount applied to an
annuity payout option.

A table of accumulation unit values
appears in Appendix A to this
prospectus.

--------------------------------------------------------------------------------

                                                                          PART I

STRATEGIC PARTNERS PLUS PROSPECTUS  SUMMARY



CONTRACT WITH CREDIT (BONUS CREDITS VEST OVER SEVEN YEAR PERIOD): GREATER OF
ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT OPTION; LIFETIME FIVE
INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 1a:                             EXAMPLE 1b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,491    $2,347    $3,030    $4,732    $461    $1,391    $2,332    $4,732



CONTRACT WITH CREDIT (BONUS CREDITS VEST OVER SEVEN YEAR PERIOD): BASE DEATH
BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 2a:                             EXAMPLE 2b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,383    $2,033    $2,523    $3,804    $353    $1,077    $1,825    $3,804



CONTRACT WITH CREDIT (BONUS CREDITS GENERALLY NOT RECAPTURABLE AFTER
EXPIRATION OF FREE LOOK PERIOD): GREATER OF ROLL-UP AND STEP-UP GUARANTEED
MINIMUM DEATH BENEFIT OPTION; LIFETIME FIVE INCOME BENEFIT; EARNINGS
APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 3a:                             EXAMPLE 3b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,228    $2,187    $3,060    $4,856    $476    $1,435    $2,402    $4,856



CONTRACT WITH CREDIT (BONUS CREDITS GENERALLY NOT RECAPTURABLE AFTER
EXPIRATION OF FREE LOOK PERIOD): BASE DEATH BENEFIT
--------------------------------------------------------------------------
    EXAMPLE 4a:                        EXAMPLE 4b:
    IF YOU WITHDRAW YOUR ASSETS        IF YOU DO NOT WITHDRAW YOUR ASSETS
    ----------------------------------------------------------------------
    1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
    $1,121  $1,875   $2,557   $3,943   $369    $1,123    $1,899    $3,943



CONTRACT WITHOUT CREDIT: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
DEATH BENEFIT; LIFETIME FIVE INCOME BENEFIT; EARNINGS APPRECIATOR BENEFIT
--------------------------------------------------------------------------------
     EXAMPLE 5a:                             EXAMPLE 5b:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
     ---------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
     $1,078    $1,802    $2,535    $4,590    $448    $1,352    $2,265    $4,590



CONTRACT WITHOUT CREDIT: BASE DEATH BENEFIT
------------------------------------------------------------------------
    EXAMPLE 6a:                       EXAMPLE 6b:
    IF YOU WITHDRAW YOUR ASSETS       IF YOU DO NOT WITHDRAW YOUR ASSETS
    --------------------------------------------------------------------
    1 YR   3 YRS    5 YRS    10 YRS   1 YR    3 YRS     5 YRS    10 YRS
    $975   $1,501   $2,049   $3,703   $345    $1,051   $1,779    $3,703

PART II SECTIONS 1-10
--------------------------------------------------------------------------------

STRATEGIC PARTNERS PLUS PROSPECTUS

                                                                         PART II


STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


        1:

WHAT IS THE STRATEGIC PARTNERS PLUS


        VARIABLE ANNUITY?
--------------------------------------------------------------------------------


THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).


Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time on or after the third contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.



   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.



   There are two basic versions of Strategic Partners Plus variable annuity.


Contract With Credit:

- provides for a bonus credit that we add to each purchase payment that you make ,

- comes in one version under which bonus credits generally are not recaptured after the expiration of the free look period, and another version under which bonus credits vest over a period of several years. Once a State has approved the former version, we will cease offering the later version,

-  has higher withdrawal charges than the Contract Without Credit,

- the version of the contract under which bonus credits generally are not recaptured after the free look period has higher insurance and administrative charges than the Contract Without Credit, and

-  has no fixed interest rate investment options available.

Contract Without Credit:

-  does not provide a credit,

-  has lower withdrawal charges than the Contract With Credit,

- has lower insurance and administrative costs than the Contract With Credit under which the bonus credits generally are not recaptured after the free look period, and

- offers two fixed interest rate investment options: a one-year fixed rate option and a dollar cost averaging fixed rate option.


   Beginning in 2002, we started offering a version of both the Contract Without Credit and the Contract With Credit that differ from previously-issued contracts with regard to maximum issue age, maximum annuitization age, Spousal Continuance Benefit, credit amount, contract maintenance charge, and minimum guaranteed interest rate.


   Unless we state otherwise, when we use the word contract, it applies to both versions discussed herein.


   In replacing another annuity you may own, please consider all charges associated with that annuity. Credits applicable to bonus products, such as the Contract With Credit, should not be viewed as an offset of any surrender charge that applies to another annuity contract you may currently own.

        1:

WHAT IS THE STRATEGIC PARTNERS PLUS VARIABLE ANNUITY? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


   You may prefer the Contract With Credit if:

- You anticipate that you will not need to withdraw purchase payments any earlier than at least seven contract anniversaries after making them,

- You do not wish to allocate purchase payments to the fixed interest rate options, and

- You believe that the bonus credit is worth the higher withdrawal charges and insurance and administrative costs.

   If you wish to have the option of allocating part of your contract value to the fixed interest rate options, you may prefer the Contract Without Credit.


   Because of the higher withdrawal charges, if you choose the Contract With Credit and you withdraw a purchase payment, depending upon the performance of the investment options you choose, you may be worse off than if you had chosen the Contract Without Credit. We do not recommend purchase of either version of Strategic Partners Plus if you anticipate having to withdraw a significant amount of your purchase payments within a few years of making those purchase payments.



   Strategic Partners Plus is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options and, if you choose the Contract Without Credit, guaranteed fixed interest rate options as well. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.


   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the annuity phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR

"FREE LOOK"


If you change your mind about owning Strategic Partners Plus, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:



- Your full purchase payment, less any applicable federal and state income tax withholding; or


- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment.

   If you have purchased the Contract With Credit, we will deduct any credit we had added to your contract value. To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, AND IF YOU CHOOSE THE CONTRACT WITHOUT CREDIT, FIXED INTEREST RATE OPTIONS.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS

The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/subadviser for each portfolio appears next to the description.


   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.


   Under the manager-of-managers approach, PI has the ability to assign subadvisers to manage specific portions of a portfolio, and the portion managed by a subadviser may vary from 0% to 100% of the portfolio's assets. The subadvisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.

   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.


   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker/dealer firms' registered representatives and creating marketing material discussing the contract and the available options.

   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios.

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-Adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          AllianceBernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   Alliance Bernstein Large-Cap Growth Portfolio): seeks          Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------

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WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------

        2:
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--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   of the value of its net assets in mid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------

 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------

 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------

        2:
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--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                           EVERGREEN VARIABLE ANNUITY TRUST
-----------------------------------------------------------------------------------------------------------------------

 ASSET ALLOCATION/ BALANCED        EVERGREEN VA BALANCED FUND: seeks capital growth and current   Evergreen Investment
                                   income. The Portfolio invests in a combination of debt         Management Company,
                                   securities, common stocks, preferred stocks and securities     LLC
                                   convertible or exchangeable for common stocks of large U.S.
                                   companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 1000(R) INDEX, AT
                                   THE TIME OF PURCHASE). UNDER NORMAL CIRCUMSTANCES, THE
                                   PORTFOLIO WILL INVEST AT LEAST 25% OF ITS ASSETS IN DEBT
                                   SECURITIES AND THE REMAINDER IN EQUITY SECURITIES. THE
                                   PORTFOLIO'S MANAGERS USE A DIVERSIFIED EQUITY STYLE OF
                                   MANAGEMENT, BEST DEFINED AS A BLEND BETWEEN GROWTH AND VALUE
                                   STOCKS. THE PORTFOLIO NORMALLY INVESTS PRIMARILY ALL OF THE
                                   FIXED INCOME PORTION IN U.S. DOLLAR-DENOMINATED INVESTMENT
                                   GRADE DEBT SECURITIES, INCLUDING DEBT SECURITIES ISSUED OR
                                   GUARANTEED BY THE U.S. TREASURY OR BY AN AGENCY OR
                                   INSTRUMENTALITY OF THE U.S. GOVERNMENT, CORPORATE BONDS,
                                   MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES, AND
                                   OTHER INCOME PRODUCING SECURITIES. THE PORTFOLIO IS NOT
                                   REQUIRED TO SELL OR OTHERWISE DISPOSE OF ANY SECURITY THAT
                                   LOSES ITS RATING OR HAS ITS RATING REDUCED AFTER THE
                                   PORTFOLIO HAS PURCHASED IT.
-----------------------------------------------------------------------------------------------------------------------

 LARGE CAP VALUE                   EVERGREEN VA FUNDAMENTAL LARGE CAP FUND: seeks capital         Evergreen Investment
                                   growth with the potential for current income. The Portfolio    Management Company,
                                   invests primarily in common stocks of large U.S. companies     LLC
                                   (i.e., companies whose market capitalizations fall within
                                   the market capitalization range of the companies tracked by the Russell 1000(R) INDEX, MEASURED AT THE TIME OF
                                   PURCHASE). THE PORTFOLIO'S STOCK SELECTION IS BASED ON A
                                   DIVERSIFIED STYLE OF EQUITY MANAGEMENT THAT ALLOWS THE
                                   PORTFOLIO TO INVEST IN BOTH VALUE- AND GROWTH-ORIENTED
                                   EQUITY SECURITIES. THE PORTFOLIO'S MANAGERS SEEK COMPANIES
                                   THAT ARE TEMPORARILY UNDERVALUED IN THE MARKETPLACE, SELL AT
                                   A DISCOUNT TO THEIR PRIVATE MARKET VALUES AND DISPLAY
                                   CERTAIN CHARACTERISTICS SUCH AS EARNING A HIGH RETURN ON
                                   INVESTMENT AND HAVING SOME KIND OF COMPETITIVE ADVANTAGE IN
                                   THEIR INDUSTRY. "GROWTH" STOCKS ARE STOCKS OF COMPANIES
                                   WHICH THE PORTFOLIO'S MANAGERS BELIEVE HAVE ANTICIPATED
                                   EARNINGS RANGING FROM STEADY TO ACCELERATED GROWTH. THE
                                   PORTFOLIO INTENDS TO SEEK ADDITIONAL INCOME PRIMARILY BY
                                   INVESTING UP TO 20% OF ITS ASSETS IN CONVERTIBLE BONDS,
                                   INCLUDING BELOW INVESTMENT GRADE BONDS, AND CONVERTIBLE
                                   PREFERRED STOCKS OF ANY QUALITY. THE PORTFOLIO MAY INVEST UP
                                   TO 20% OF ITS ASSETS IN FOREIGN SECURITIES.
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  EVERGREEN VA GROWTH FUND: seeks long-term capital growth.      Evergreen Investment
                                   The Portfolio invests at least 75% of its assets in common     Management Company,
                                   stocks of small- and medium-sized companies (i.e., companies   LLC
                                   whose market capitalizations fall within the market
                                   capitalization range of the companies tracked by the Russell
                                   2000(R) GROWTH INDEX, MEASURED AT THE TIME OF PURCHASE). THE
                                   REMAINING PORTION OF THE PORTFOLIO'S ASSETS MAY BE INVESTED
                                   IN COMPANIES OF ANY SIZE. THE PORTFOLIO'S MANAGERS EMPLOY A
                                   GROWTH-STYLE OF EQUITY MANAGEMENT AND WILL PURCHASE STOCKS
                                   OF COMPANIES THAT HAVE DEMONSTRATED EARNINGS, ASSET VALUES
                                   OR GROWTH POTENTIAL WHICH THEY BELIEVE ARE NOT YET REFLECTED
                                   IN THE STOCK'S MARKET PRICE. THE PORTFOLIO'S MANAGERS
                                   CONSIDER EARNINGS GROWTH ABOVE THE AVERAGE EARNINGS GROWTH
                                   OF COMPANIES INCLUDED IN THE RUSSELL 2000(R) GROWTH INDEX AS
                                   A KEY FACTOR IN SELECTING INVESTMENTS.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              EVERGREEN VA INTERNATIONAL EQUITY FUND: seeks long-term        Evergreen Investment
                                   capital growth and secondarily, modest income. The Portfolio   Management Company,
                                   normally invests 80% of its assets in equity securities        LLC
                                   issued by established, quality, non-U.S. companies located in countries with developed markets and may purchase across all market capitalizations. The Portfolio normally invests at least 65% of its assets in securities of companies in at least three different countries (other than the U.S.). The
                                   Portfolio may also invest in emerging markets. The
                                   Portfolio's managers seek both growth and value
                                   opportunities, and the Portfolio intends to seek modest
                                   income from dividends paid by its equity holdings.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         EVERGREEN VA OMEGA FUND: seeks long-term capital growth. The   Evergreen Investment
                                   Portfolio invests primarily, and under normal conditions       Management Company,
                                   substantially all of its assets, in common stocks and          LLC
                                   securities convertible into common stocks of U.S. companies across all market capitalizations. The Portfolio's managers employ a growth style of equity management. "Growth" stocks are stocks of companies that the Portfolio's managers
                                   believe have anticipated earnings ranging from steady to
                                   accelerated growth. The Portfolio may invest up to 25% of
                                   its assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   EVERGREEN VA SPECIAL VALUES FUND: seeks capital growth in      Evergreen Investment
                                   the value of its shares. The Portfolio normally invests at     Management Company,
                                   least 80% of its assets in common stocks of small U.S.         LLC
                                   companies (i.e. companies whose market capitalizations fall within the market capitalization range of the companies
                                   tracked by the Russell 2000(R) INDEX, MEASURED AT THE TIME
                                   OF PURCHASE). THE REMAINING 20% OF THE PORTFOLIO'S ASSETS
                                   MAY BE REPRESENTED BY CASH OR INVESTED IN VARIOUS CASH
                                   EQUIVALENTS OR COMMON STOCKS OF ANY MARKET CAPITALIZATION.
                                   THE PORTFOLIO'S MANAGERS SEEK TO LIMIT THE INVESTMENT RISK
                                   OF SMALL COMPANY INVESTING BY SEEKING STOCKS THAT TRADE
                                   BELOW WHAT THE MANAGERS CONSIDER THEIR INTRINSIC VALUE. THE
                                   PORTFOLIO'S MANAGERS LOOK SPECIFICALLY FOR VARIOUS GROWTH
                                   TRIGGERS, OR CATALYSTS, THAT WILL BRING THE STOCK'S PRICE
                                   INTO LINE WITH ITS ACTUAL OR POTENTIAL VALUE, SUCH AS NEW
                                   PRODUCTS, NEW MANAGEMENT, CHANGES IN REGULATION AND/OR
                                   RESTRUCTURING POTENTIAL.
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                           GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                  JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long- term growth of capital in a manner         Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



FIXED INTEREST RATE OPTIONS


If you choose the Contract Without Credit, we offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).


   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law.


   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one year guaranteed annual interest rate for the one-year fixed interest rate option. The one-year fixed interest rate option is not available if you choose the Contract With Credit.

DOLLAR COST AVERAGING FIXED RATE OPTION

With the Contract Without Credit, you may allocate all or part of any purchase payment to the DCA Fixed Rate Option. Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. You may not transfer from other investment options to the DCA Fixed Rate Option.

   If you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $5,000. The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the variable investment options into which the DCA Fixed Rate Option assets are transferred. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


TRANSFERS AMONG OPTIONS

Subject to certain restrictions, you can transfer money among the variable investment options and, if you have chosen the Contract Without Credit, the fixed interest rate options as well. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made.

   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR THE PERIOD THAT YOU SELECT.

   During the contract accumulation phase, you can make up to 12 transfers each contract year among the investment options, without charge. Currently, we charge $25 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option and into any other variable investment options. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in declining markets.

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once you have allocated your money among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentages you select. We will rebalance only the variable investment options that you have designated. If you also participate in the DCA feature, then the variable investment option from which you make the DCA transfers will not be rebalanced.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually, or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS


Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Internal Revenue Code of 1986, as amended
(Code), and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


VOTING RIGHTS


We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.


SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
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PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the third contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date). (Under the original version of the contract, annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 90th birthday).


   The Strategic Partners Plus variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.



   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years, Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years or longer or Option 2. For information about withdrawal charges, see Section 7, "What Are The Expenses Associated With The Strategic Partners Plus Contract?" In addition, if you have purchased the Contract With Credit, we will take back any credits that have not vested when you begin the income phase. See "Credits," in Section 5.


PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected for you unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFITS, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 3% a year.

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 3% a year. This option is not available if you hold your contract in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part of or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options then offered at your annuity date.

TAX CONSIDERATIONS

If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.


GUARANTEED MINIMUM INCOME BENEFIT


The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit must be continued until at least the end of the seventh contract year. If, after the seventh contract year, you decide to stop participating in the GMIB, you may do so (if permitted by state law) but you will not be able to reinstate it. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 70 or younger in order for you to elect the Guaranteed Minimum Income Benefit, and you must also participate in the Guaranteed Minimum Death Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.25% of the average GMIB protected value described below.

- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE LENGTH OF THAT WAITING PERIOD DEPENDS UPON THE AGE OF THE ANNUITANT (OR, IF THERE IS A CO-ANNUITANT AS WELL, THE AGE OF THE OLDER OF THE TWO) AS SHOWN IN THE FOLLOWING CHART:

              CONTRACT ANNIVERSARY WHEN
AGE AT ISSUE        GMIB BECOMES
OF CONTRACT           AVAILABLE
------------  -------------------------
    0-45                 15
     46                  14
     47                  13
     48                  12
     49                  11
 50 or more              10

   Once that waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary, during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

EFFECT OF WITHDRAWALS

The protected value will equal the "roll-up value," which is the total of all invested purchase payments compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Both the roll-up and the cap are reduced proportionally by withdrawals. When the roll-up" value no longer increases, your protected value will continue to increase by any subsequent invested purchase payments, and reduce by the effect of any withdrawals.

        3:

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value--that is, the value of the contract minus any charge we impose for premium taxes and withdrawal charges--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS

We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves payment for at least a "period certain." In calculating the amount of the payments under the GMIB, we apply certain assumed interest rates, equal to 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer.

GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   The "period certain" for the Guaranteed Minimum Income Benefit depends upon the annuitant's age on the date you exercise the GMIB payout option:

   AGE      PERIOD CERTAIN
----------  --------------
80 or less     10 years
    81          9 years
    82          8 years
    83          7 years
    84          6 years
85 or more      5 years

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the contract anniversary coinciding with or next following the annuitant's attainment of age 90 (with respect to the original version of the contract) and age 95 (with respect to the later version of the contract).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 3% to 3.5%. For non-GMIB annuity options, the guaranteed minimum rate is 3%. The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by two years, with respect to guaranteed payments.

2. Second, for life annuities under GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

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WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION) CONTINUED
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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


        4:

WHAT IS THE

        DEATH BENEFIT?
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THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT

If the sole owner dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the owner. If the owner and joint owner are spouses, we will pay this death benefit upon the death of the last surviving spouse who continues the contract as sole owner.

   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). If you have purchased the Contract With Credit, we will first deduct any credit corresponding to a purchase payment made later than one year prior to death.

2) Either the base death benefit, which equals the total purchase payments you have made less any withdrawals, or, if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value.

GUARANTEED MINIMUM DEATH BENEFIT

Under the newer version of the contracts, you may elect the base death benefit if you are 85 or younger. Under both versions of the contracts described in this prospectus, you may elect a Guaranteed Minimum Death Benefit if you are 75 or younger.

   The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole or last surviving owner during the accumulation phase.

   The GMDB protected value option can be equal to the:

   -  GMDB roll-up

   -  GMDB step-up, or

   -  Greater of the GMDB roll-up and the

      GMDB step-up.

   The GMDB protected value is calculated daily.

GMDB ROLL-UP

The GMDB roll-up value is equal to the invested purchase payments, increased daily at an effective annual rate of 5% starting on the date that each invested purchase payment is made. Both the GMDB roll-up and the cap value will increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB STEP-UP

The step-up value equals the highest value of the contract on any contract anniversary date--that is, on each contract anniversary, the new step-up value becomes the higher of the previous step-up value and the current contract value. Between anniversary dates, the step-up value is only increased by additional invested purchase payments and reduced proportionally by withdrawals.

   If an owner who has purchased a Contract With Credit makes any purchase payment later than one year prior to death, we will adjust the death benefit to take back any non-vested credit corresponding to that purchase payment.

GREATER OF STEP-UP AND ROLL-UP GUARANTEED MINIMUM DEATH BENEFIT

Under this option, the protected value is equal to the greater of the step-up value and the roll-up value.

   If you have chosen a Guaranteed Minimum Death Benefit option and death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current

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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


contract value as of the date that proof of death is received, and 2) the protected value of that death benefit as of age 80, reduced proportionally by any withdrawals and increased by subsequent purchase payments. For this purpose, an owner is deemed to reach age 80 on the contract anniversary on or following the owner's actual 80th birthday (or if there is a joint owner, the contract anniversary on or following the older owner's actual 80th birthday).

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

   Special rules apply if the beneficiary is the spouse of the owner, and the contract does not have a joint owner. In that case, upon the death of the owner, the spouse will have the choice of the following:

- If the sole beneficiary under the contract is the owner's spouse, and the other requirements of the Spousal Continuance Benefit are met, then the contract can continue, and the spouse will become the new owner of the contract; or

- The spouse can receive the death benefit. If the spouse does wish to receive the death benefit, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the spouse as owner.

   If ownership of the contract changes as a result of the owner assigning it to someone else, we will reset the value of the death benefit to equal the contract value on the date the change of ownership occurs, and for purposes of computing the future death benefit, we will treat that contract value as a purchase payment occurring on that date.

   Depending on applicable state law, some death benefit options may not be available or may be subject to certain restrictions under your contract.

SPECIAL RULES IF JOINT OWNERS

If the contract has an owner and a joint owner and they are spouses at the time that one dies, the surviving spouse has the choice of the following:

- The contract can continue, with the surviving spouse as the sole owner of the contract; or

- The surviving spouse can receive the adjusted contract value and the contract will end. If the surviving spouse does wish to receive the adjusted contract value, he or she must make that choice within the first 60 days following our receipt of proof of death. Otherwise, the contract will continue with the surviving spouse as the sole owner.

   If the contract has an owner and a joint owner, and they are not spouses at the time that one dies, the contract will not continue. Instead, the beneficiary will receive the adjusted contract value.


   Joint ownership may not be allowed in your state.


PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

   Choice 1. Lump sum payment of the death benefit.

      If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.


   Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the second-to-die of the owner or joint owner.


      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable or fixed interest rate options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.

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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.

   Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner or joint owner.


   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?"


EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit is an optional, supplemental death benefit that provides a benefit payable upon the death of the sole or last surviving owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state. You must be 75 or younger in order to elect the Earnings Appreciator Benefit.


   An Earnings Appreciator Benefit is calculated for each purchase payment you make. Your total Earnings Appreciator Benefit is the sum of the Earnings Appreciator Benefits for all of your purchase payments.



If the owner (or older of owner and joint owner if there is a joint owner) is younger than age 66 on the date the application is signed, the Earnings Appreciator Benefit for each purchase payment is 45% of the lesser of:


   - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

   -  Earnings attributed to that adjusted purchase payment.


   If the owner (or older of owner and joint owner if there is a joint owner) is age 66 or older (and younger than age 76) on the date the application is signed, the Earnings Appreciator Benefit for each purchase payment is 25% of the lesser of:


   - The adjusted purchase payment (which means the invested purchase payment adjusted for partial withdrawals); or

   -  Earnings attributed to that adjusted purchase payment.

   The following rules apply to the calculation of the benefit:

   - Each "adjusted purchase payment" is the invested purchase payment reduced pro-rata by any subsequent withdrawals. Reduction on a pro-rata basis means that we calculate the percentage of your current contract value being withdrawn and reduce each adjusted purchase payment made prior to the withdrawal by that percentage. For example, if your contract value is $40,000 and you withdraw $10,000, you have withdrawn 25% of your contract value. If you have two adjusted purchase payments prior to the withdrawal ($10,000 and $20,000), each of those adjusted purchase payments would be reduced by 25% (to $7,500 and $15,000). The amount of earnings allocated to each adjusted purchase payment is also reduced by the same percentage. These calculations, therefore, do not depend on the actual investment option from which the withdrawal is made, and they are different calculations than those that apply for other reasons under the contract, such as for the withdrawal charge or for tax purposes.

   - Earnings are periodically allocated to each adjusted purchase payment on a pro-rata basis. We calculate the amount of earnings since the last earnings allocation and we allocate those earnings proportionately among the adjusted purchase payments (based on the amount of each adjusted purchase payment plus the earnings previously allocated to that adjusted purchase payment). For example, if you have two adjusted purchase payments -- one with an adjusted purchase payment and allocated earnings of $30,000 and the other with an adjusted

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WHAT IS THE DEATH BENEFIT? CONTINUED

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


      purchase payment and allocated earnings of $20,000 (therefore 60% and 40% of the total respectively) -- and your contract has earned $5,000 since the last calculation, 60% of the earnings ($3,000) will be allocated to the first adjusted purchase payment and 40% of the earnings ($2,000) will be allocated to the second adjusted purchase payment. This calculation, therefore, does not apply different rates of return to different purchase payments based on the investment options in which the particular purchase payment was invested. When allocating earnings at the time of a death benefit payment, we will first deduct from earnings the amount of any charges deducted and credit recaptured from your contract value at that time.

   - Under the Spousal Continuance Benefit, we will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with that benefit) if that owner is age 76 or older when Spousal Continuance is activated. If the surviving spouse does continue the Earnings Appreciator Benefit, then we will calculate the benefit payable upon the surviving spouse's death in the same manner as discussed above, except that we will treat the contract value (as adjusted to reflect the Spousal Continuance Benefit) as the first adjusted purchase payment against which the Earnings Appreciator percentages are applied.

   See Appendix B for examples of the benefit calculations.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

   -  the date you make a total withdrawal from the contract,

   - the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

   -  the date the contract terminates, or

   -  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This is a benefit that, depending on the contract options chosen, can give the owner's surviving spouse a stepped-up account value upon the owner's death. Any person who buys a contract and meets our eligibility criteria for this benefit receives the benefit without charge. The benefit must be selected within 60 days of the owner's death, and may not be available under all contracts. The benefit described in this section applies only to the later version of this contract. Under the original version of this contract, no stepped-up contract value is available to a surviving spouse who continues the contract.

   We offer the Spousal Continuance Benefit only if each of the following conditions is present on the date we receive proof of the owner's death: 1) there is only one owner of the contract and that owner is the sole annuitant, 2) there is only one beneficiary, 3) the beneficiary is the owner's spouse, 4) the surviving spouse is not older than 95 on that date, and 5) the surviving spouse becomes the new owner and annuitant. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.

   Under the Spousal Continuance Benefit, we impose no withdrawal charge at the time of the owner's death, and we will not impose any withdrawal charges on the surviving spouse with respect to the withdrawal of purchase payments made by the owner prior to the activation of the benefit. However, we will continue to impose withdrawal charges with respect to purchase payments made by the surviving spouse as new owner.

   IF YOU HAVE NOT SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE (I.E., YOU HAVE THE BASE DEATH BENEFIT), then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal

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STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



the greater of the following: 1) the contract value as of the date of our receipt of proof of death or 2) the sum of all invested purchase payments (adjusted for withdrawals) made prior to the date on which we receive proof of the owner's death. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above.


   IF YOU HAVE SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE WITH THE ROLL-UP OPTION, then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal the greater of the following: 1) the contract value as of the date of our receipt of proof of death, or 2) the roll-up value. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above. When the Spousal Continuance Benefit is activated by a surviving spouse who is younger than 80, we will adjust the roll-up value under the surviving spouse's contract to equal the contract value (adjusted, as described immediately above). In addition, in that case we will reset the surviving spouse's roll-up cap to equal 200% of the contract value (adjusted, as described immediately above). We make no adjustment to the roll-up value or the roll-up cap if the surviving spouse is 80 or older, except to account for additional purchase payments and to reduce the roll-up value proportionately by withdrawals. If the surviving spouse was younger than 80 at the owner's death, then we will continue to increase the roll-up value annually until the earlier of either (i) the surviving spouse's attainment of age 80 or
(ii) the attainment of the roll-up cap (i.e., the reset roll-up cap discussed above). Once the roll-up value ceases to increase, we thereafter will adjust the roll-up value only to account for subsequent purchase payments and to diminish it proportionally by withdrawals.

   IF YOU HAVE SELECTED THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE WITH THE STEP-UP GMDB OPTION, then upon the activation of the Spousal Continuance Benefit, we will adjust the contract value, as of the date of our receipt of proof of death, to equal the greater of the following: 1) the contract value as of the date of our receipt of proof of death, or 2) the step-up value. We will add the amount of any Earnings Appreciator Benefit that you have selected to each of the amounts specified immediately above. When the Spousal Continuance Benefit is activated by a surviving spouse younger than 80, we will adjust the step-up value to equal the contract value (adjusted, as described immediately above). We make no such adjustment if the surviving spouse is 80 or older. If the surviving spouse was younger than 80 at the owner's death, then we will continue to adjust the step-up value annually until the surviving spouse's attainment of age 80. After the surviving spouse attains age 80, we will continue to adjust the step-up value only to account for additional purchase payments and to reduce the step-up value proportionally by withdrawals.

   IF YOU HAVE SELECTED THE GREATER OF ROLL-UP AND STEP-UP AS YOUR GMDB OPTION, then we will calculate those values upon activation of the Spousal Continuance Benefit in accordance with the procedures set out in the immediately preceding paragraphs and in your contract.

   After activation of the Spousal Continuance Benefit, we will calculate the Earnings Appreciator Benefit in the manner discussed under "Earnings Appreciator Death Benefit". We do not allow the surviving spouse to retain the Guaranteed Minimum Income Benefit under the Spousal Continuance Benefit (or bear the charge associated with that benefit).

   In the preceding discussion of the Spousal Continuance Benefit, we intend references to attainment of age 80 to refer to the contract anniversary on or following the actual 80th birthday of the surviving spouse.

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        5:

WHAT IS THE LIFETIME FIVE

        INCOME BENEFIT?
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LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contact owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit.


- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio or to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


PROTECTED WITHDRAWAL VALUE


The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal.


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With respect to (A) and (C) above, each value is increased by the amount of any subsequent purchase payments. In determining Protected Withdrawal Value, we include, as part of purchase payments, the amount of any credits granted with respect to such purchase payments for the Contract With Credit.


- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.


   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.



   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.


   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in

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WHAT IS THE LIFETIME FIVE INCOME BENEFIT? CONTINUED
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                                                                         PART II

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excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income

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   Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.


   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000.


   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):


(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484.33


(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93


-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.


-  Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal


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x Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489


-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623


-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450


- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503


-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE


If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1, 2010, then the following values would result:



-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000



- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.



   If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Contract Value exceeds the Annual Income Amount by 5% or more. 5% of the Contract Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Contract Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.



- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.


BENEFITS UNDER LIFETIME FIVE

- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If

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   you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.

- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.


ELECTION OF LIFETIME FIVE


Lifetime Five can be elected only after the contract date. Elections of Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's

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WHAT IS THE LIFETIME FIVE INCOME BENEFIT? CONTINUED
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.


   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.



   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.


ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS


If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


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                                                                         PART II

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        6:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        PLUS CONTRACT?

--------------------------------------------------------------------------------

PURCHASE PAYMENTS


The initial purchase payment is the amount of money you first pay us to purchase the contract. Unless we agree otherwise, and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger (or age 80 depending on the version of the contract) on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday (or 81st birthday depending on the version of the contract) of:

-  the owner,

-  the joint owner,

-  the annuitant, or

-  the co-annuitant.

   Currently, the maximum aggregate purchase payments you may make is $20 million. We limit the maximum total purchase payments in any contract year, other than the first to $2 million absent our prior approval. Depending on applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your invested purchase payment among the variable investment options or, if you choose the Contract Without Credit, the fixed interest rate options based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. If you purchase the Contract Without Credit, allocations to the DCA Fixed Rate Option must be no less than $5,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDITS

If you purchase the Contract With Credit, we will add a credit amount to your contract value with each purchase payment you make. The credit amount is allocated to the variable investment options in the same percentages as the purchase payment.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, the credit percentage is currently equal to 4% of each

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


purchase payment. With the approval of the SEC, we can change that credit percentage, but we guarantee it will never be less than 3%. Under the version of the Contract With Credit under which bonus credits generally are not recapturable after expiration of the free look period, the bonus credit that we pay with respect to any purchase payment depends on (i) the age of the older of the owner or joint owner on the date on which the purchase payment is made and
(ii) the amount of the purchase payment. Specifically,

- if the elder owner is 80 or younger on the date that the purchase payment is made, then we will add a bonus credit to the purchase payment equal to 4% if the purchase payment is less than $250,000 or 5% if the purchase payment is greater than or equal to $250,000; and

- if the elder owner is aged 81-85 on the date that the purchase payment is made, then we will add a bonus credit equal to 3% of the amount of the purchase payment.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, each credit is subject to its own vesting schedule, which is shown below. If you make a withdrawal of all or part of a purchase payment, or you begin the income phase of the contract, we will take back the non-vested portion of the credit attributable to that purchase payment. Withdrawals of purchase payments occur on a first-in first-out basis. This credit that we take back is in addition to any withdrawal charges that may apply.

   Under the version of the Contract With Credit under which bonus credits vest over a seven year period, bonus credits vest according to the following schedule:

 NUMBER OF CONTRACT ANNIVERSARIES
SINCE DATE OF EACH PURCHASE PAYMENT  VESTED PERCENTAGE
-----------------------------------  -----------------
                 0                            0%
                 1                           10%
                 2                           20%
                 3                           30%
                 4                           40%
                 5                           50%
                 6                           60%
                 7                          100%

   Under each version of the Contract With Credit, if we pay a death benefit under the contract, we have the right to take back any credit we applied one year prior to the date of death or later.

   Under each version of the Contract With Credit, we recapture bonus credits if the owner returns his or her contract during the free look period.

   Depending upon the state in which your contract was issued, your contract may include a different vesting schedule.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment options you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option;

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment, plus (if you have purchased the Contract With Credit) any applicable credit, allocated to a variable investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

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                                                                         PART II

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        7:

WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC


                    PARTNERS PLUS CONTRACT?

--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day, we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative charge also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   The death benefit charge is equal to:

   -  1.40% on an annual basis if you choose the base death benefit,

   - 1.60% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge), or

   - 1.70% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.30% in addition to the base death benefit charge).

   We impose an additional insurance and administrative charge of 0.10% annually (of account value attributable to the variable investment options) for the version of the Contract With Credit under which bonus credits generally are not recapturable after expiration of the free look period. We do not assess this charge under the version of the Contract With Credit under which bonus credits vest over a period of seven years.

   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. The 0.60% charge is in addition to the charge we impose for the applicable death benefit. Upon any reset of the amounts guaranteed under this benefit, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefit.

   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We

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         PARTNERS PLUS CONTRACT? CONTINUED

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts. If you choose the Contract With Credit, we will also use any profits from this charge to recoup our costs of providing the credit.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. The withdrawal charge may also apply if you begin the income phase during the withdrawal charge period, depending upon the annuity option you choose. The amount and duration of the withdrawal charge depends on whether you choose the Contract With Credit or the Contract Without Credit. The withdrawal charge varies with the number of contract anniversaries that have elapsed since each purchase payment was made. Specifically, we maintain an "age" for each purchase payment you have made by keeping track of how many contract anniversaries have passed since the purchase payment was made.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn.

                                        CONTRACT WITH
                                      CREDIT WITHDRAWAL
  NUMBER OF       CONTRACT WITH        CHARGE (VERSION
   CONTRACT     CREDIT WITHDRAWAL        UNDER WHICH
ANNIVERSARIES    CHARGE (VERSION        BONUS CREDITS
SINCE THE DATE     UNDER WHICH        GENERALLY ARE NOT
   OF EACH      BONUS CREDITS VEST      RECAPTURABLE       CONTRACT WITHOUT
   PURCHASE      OVER SEVEN YEAR     AFTER EXPIRATION OF   CREDIT WITHDRAWAL
   PAYMENT           PERIOD)          FREE LOOK PERIOD)         CHARGE
--------------  ------------------   -------------------   -----------------
      0                 7%                     8%                  7%
      1                 7%                     8%                  6%
      2                 7%                     8%                  5%
      3                 6%                     8%                  4%
      4                 5%                     7%                  3%
      5                 4%                     6%                  2%
      6                 3%                     5%                  1%
      7                 2%                     0%                  0%
      8                 1%                     0%                  0%
      9                 0%                     0%                  0%

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and take back any credit that has not vested under the vesting schedule, if you have chosen the Contract With Credit under which bonus credits vest over several years and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We make this "charge-free amount" available to you subject to approval of this feature in your state. We determine the charge-free amount available to you in a given contract year on the contract anniversary that begins that year. In calculating the charge-free amount, we divide purchase payments into two categories -- payments that are subject to a withdrawal charge and those that are not. We determine the charge-free amount based only on purchase payments that are subject to a withdrawal charge. The charge-free amount in a given contract year is equal to 10% of the sum of all the purchase payments subject to the withdrawal charge that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If you choose the Contract With Credit and make a withdrawal that is subject to a withdrawal charge, we may use part of that withdrawal charge to recoup our costs of providing the credit.

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   Withdrawal charges will never be greater than permitted by applicable law.

WAIVER OF WITHDRAWAL CHARGES FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS


If a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 9, "What Are The Tax Considerations Associated With The Strategic Partners Plus Contract?"


CONTRACT MAINTENANCE CHARGE


Under the original version of the contract, we do not deduct a contract maintenance charge for administrative expenses while your contract value is $50,000 or more. If your contract value is less than $50,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $30 (or if your contract value is less than $1,500, then a lower amount equal to 2% of your contract value) for administrative expenses. Under the new version of the contract, we do not deduct a contract maintenance charge for administrative expenses while your contract value is $75,000 or more. If your contract value is less than $75,000 on a contract anniversary during the accumulation phase or when you make a full withdrawal, we will deduct $35 (or a lower amount equal to 2% of your contract value) for administrative expenses. (This fee may differ in certain states.) We may increase this charge up to a maximum of $60 per year. Also, we may raise the level of the contract value at which we waive this fee. We will deduct this charge proportionately from each of your contract's investment options.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. This is an annual charge equal to 0.25% of the average GMIB protected value. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary;

-  when you begin the income phase of the contract;

- when you decide no longer to participate in the guaranteed minimum income benefit;

-  upon a full withdrawal; and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, and for Contract Without Credit, the fixed interest rate options. In some states, we may deduct the charge for the Guaranteed Minimum Income Benefit in a different manner. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge

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                                                                         PART II

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for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

   THE FACT THAT WE IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.15% of your contract value if you have also selected a Guaranteed Minimum Death Benefit option (0.20% if you have not selected a Guaranteed Minimum Death Benefit option).

   We calculate the charge on each of the following events:

   -  each contract anniversary;

   -  when you begin the income phase of the contract;

   -  upon death of the sole or last surviving owner prior to the income phase;

   -  upon a withdrawal; and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date the Earnings Appreciator Benefit charge was last calculated.

   The charge is not deducted every time it is calculated. Instead, the charge is deducted, along with any previously calculated but not deducted charge, on each of the following events:

   -  each contract anniversary;

   -  when you begin the income phase of the contract;

   -  upon death of the sole or last surviving owner prior to the income phase;

   -  upon a full withdrawal; and

   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE

You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made.

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COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2005, the fees of these funds ranged on an annual basis from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


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        8:

HOW CAN I

        ACCESS MY MONEY?
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YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR FULL); OR

-  CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees and, if you have purchased the Contract With Credit, after we have taken back any credits that have not yet vested. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   INCOME TAXES, TAX PENALTIES, AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual, or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options. The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 9.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC


                    PARTNERS PLUS CONTRACT?

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The tax considerations associated with the Strategic Partners Plus contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.



   This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances you transfer the contract incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments

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and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information).

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

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-  Choice 1:  The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING ON DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   Required Distributions Upon Your Death. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under

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the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   Changes In The Contract We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.


   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAs. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.


   Contributions Limits/Rollovers. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older and by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing those individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will


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not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another
Section 401(a) plan.

   Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);


- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and


-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   ROTH IRAs. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;


- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and


- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


   The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.



   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of another traditional IRA, conduit IRA, or Roth IRA, or if you are age 50 or older and by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000 who are not married filing a separate return), and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This


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conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION


If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.



   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.


   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or


- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.)


   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

--------------------------------------------------------------------------------
 82

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.


   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 7, "What Are The Expenses Associated With The Strategic Partners Plus Contract?"


   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 10.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


        10:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.



   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.



THE SEPARATE ACCOUNT


We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.

   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of

--------------------------------------------------------------------------------
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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.


   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.


   On July 1, 2003, Prudential Financial combined its retail securities brokerage and clearing operations with those of Wachovia Corporation ("Wachovia") and formed Wachovia Securities Financial Holdings, LLC ("Wachovia Securities"), a joint venture headquartered in Richmond, Virginia. PFI has a 38% ownership interest in the joint venture, while Wachovia owns the remaining 62%. Wachovia and Wachovia Securities are key distribution partners for certain products of Prudential Financial affiliates, including mutual funds and individual annuities that are distributed through their financial advisors, bank channel and independent channel. In addition, Prudential Financial is a service provider to the managed account platform and certain wrap-fee programs offered by Wachovia Securities. The Strategic Partners Plus and Strategic Partners Plus 3 variable annuities are sold through Wachovia Securities.


LITIGATION


Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The following is such a pending proceeding:



     Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and


--------------------------------------------------------------------------------

        10:

OTHER INFORMATION CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



$35 million in punitive damages. Pruco Life plans to appeal the verdict.



     Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.


ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS


The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners Plus contract, are included in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements


-  Separate Account Financial Information



-  Company Financial Information


HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


As we have indicated throughout this prospectus, the Strategic Partners Plus Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here, we depict the historical unit values corresponding to the contract features bearing the highest and lowest combination of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES

--------------------------------------------------------------------------------



ACCUMULATION UNIT VALUES:
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99430                 $ 0.86988                     33,208
         1/1/2002 to 12/31/2002                      $ 0.86988                 $ 0.59236                     41,596
         1/1/2003 to 12/31/2003                      $ 0.59236                 $ 0.76091                     41,580
         1/1/2004 to 12/31/2004                      $ 0.76091                 $ 0.82279                      3,931
         1/1/2005 to 12/31/2005                      $ 0.82279                 $ 0.92957                      3,916
         2/4/2002** to 12/31/2002                    $ 0.97701                 $ 0.70649                          0
         1/1/2003 to 12/31/2003                      $ 0.70649                 $ 0.90749                          0
         1/1/2004 to 12/31/2004                      $ 0.90749                 $ 0.98122                          0
         1/1/2005 to 12/31/2005                      $ 0.98122                 $ 1.10855                          0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002*** to 12/31/2002                   $ 1.00967                 $ 0.80531                          0
         1/1/2003 to 12/31/2003                      $ 0.80531                 $ 1.04571                          0
         1/1/2004 to 12/31/2004                      $ 1.04571                 $ 1.13373                          0
         1/1/2005 to 12/31/2005                      $ 1.13373                 $ 1.24642                          0
         2/4/2002** to 12/31/2002                    $ 0.97750                 $ 0.78176                          0
         1/1/2003 to 12/31/2003                      $ 0.78176                 $ 1.01497                          0
         1/1/2004 to 12/31/2004                      $ 1.01497                 $ 1.10038                          0
         1/1/2005 to 12/31/2005                      $ 1.10038                 $ 1.20970                          0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99996                 $ 0.83992                          0
         1/1/2002 to 12/31/2002                      $ 0.83992                 $ 0.62009                          0
         1/1/2003 to 12/31/2003                      $ 0.62009                 $ 0.81994                          0
         1/1/2004 to 12/31/2004                      $ 0.81994                 $ 0.88620                          0
         1/1/2005 to 12/31/2005                      $ 0.88620                 $ 1.01441                          0
         2/4/2002** to 12/31/2002                    $ 0.98632                 $ 0.76666                          0
         1/1/2003 to 12/31/2003                      $ 0.76666                 $ 1.01366                          0
         1/1/2004 to 12/31/2004                      $ 1.01366                 $ 1.09542                          0
         1/1/2005 to 12/31/2005                      $ 1.09542                 $ 1.25393                          0





   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 1.00009                 $ 1.01253                          0
         1/1/2002 to 12/31/2002                      $ 1.01253                 $ 1.01372                          0
         1/1/2003 to 12/31/2003                      $ 1.01372                 $ 1.00812                          0
         1/1/2004 to 12/31/2004                      $ 1.00812                 $ 1.00423                          0
         1/1/2005 to 12/31/2005                      $ 1.00423                 $ 1.01903                          0
         2/4/2002** to 12/31/2002                    $ 1.00003                 $ 1.00082                    188,201
         1/1/2003 to 12/31/2003                      $ 1.00082                 $ 0.99527                    244,578
         1/1/2004 to 12/31/2004                      $ 0.99527                 $ 0.99141                    218,407
         1/1/2005 to 12/31/2005                      $ 0.99141                 $ 1.00599                    172,616

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99726                 $ 0.90493                          0
         1/1/2002 to 12/31/2002                      $ 0.90493                 $ 0.69437                          0
         1/1/2003 to 12/31/2003                      $ 0.69437                 $ 0.87784                          0
         1/1/2004 to 12/31/2004                      $ 0.87784                 $ 0.95615                          0
         1/1/2005 to 12/31/2005                      $ 0.95615                 $ 0.98584                          0
         2/4/2002** to 12/31/2002                    $ 0.97534                 $ 0.78517                          0
         1/1/2003 to 12/31/2003                      $ 0.78517                 $ 0.99254                          0
         1/1/2004 to 12/31/2004                      $ 0.99254                 $ 1.08106                          0
         1/1/2005 to 12/31/2005                      $ 1.08106                 $ 1.11454                          0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002*** to 12/31/2002                   $ 1.00860                 $ 0.79744                          0
         1/1/2003 to 12/31/2003                      $ 0.79744                 $ 1.00719                          0
         1/1/2004 to 12/31/2004                      $ 1.00719                 $ 1.15535                          0
         1/1/2005 to 12/31/2005                      $ 1.15535                 $ 1.32936                          0
         2/4/2002** to 12/31/2002                    $ 0.97746                 $ 0.79350                          0
         1/1/2003 to 12/31/2003                      $ 0.79350                 $ 1.00220                     64,859
         1/1/2004 to 12/31/2004                      $ 1.00220                 $ 1.14963                     56,890
         1/1/2005 to 12/31/2005                      $ 1.14963                 $ 1.32269                          0



   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99881                 $ 0.87109                          0
         1/1/2002 to 12/31/2002                      $ 0.87109                 $ 0.66866                          0
         1/1/2003 to 12/31/2003                      $ 0.66866                 $ 0.87565                          0
         1/1/2004 to 12/31/2004                      $ 0.87565                 $ 0.99098                          0
         1/1/2005 to 12/31/2005                      $ 0.99098                 $ 1.07976                          0
         2/4/2002** to 12/31/2002                    $ 0.98198                 $ 0.80240                          0
         1/1/2003 to 12/31/2003                      $ 0.80240                 $ 1.05061                          0
         1/1/2004 to 12/31/2004                      $ 1.05061                 $ 1.18898                          0
         1/1/2005 to 12/31/2005                      $ 1.18898                 $ 1.29548                          0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99724                 $ 0.87500                          0
         1/1/2002 to 12/31/2002                      $ 0.87500                 $ 0.68204                          0
         1/1/2003 to 12/31/2003                      $ 0.68204                 $ 0.85087                          0
         1/1/2004 to 12/31/2004                      $ 0.85087                 $ 0.93878                          0
         1/1/2005 to 4/29/2005                       $ 0.93878                 $ 0.86680                          0
         2/4/2002** to 12/31/2002                    $ 0.97611                 $ 0.80273                          0
         1/1/2003 to 12/31/2003                      $ 0.80273                 $ 1.00158                          0
         1/1/2004 to 12/31/2004                      $ 1.00158                 $ 1.10499                          0
         1/1/2005 to 4/29/2005                       $ 1.10499                 $ 1.02030                          0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99084                 $ 0.84109                          0
         1/1/2002 to 12/31/2002                      $ 0.84109                 $ 0.70328                          0
         1/1/2003 to 12/31/2003                      $ 0.70328                 $ 0.85787                          0
         1/1/2004 to 12/31/2004                      $ 0.85787                 $ 0.92049                          0
         1/1/2005 to 12/31/2005                      $ 0.92049                 $ 0.94985                          0
         2/4/2002** to 12/31/2002                    $ 0.98416                 $ 0.85696                          0
         1/1/2003 to 12/31/2003                      $ 0.85696                 $ 1.04529                          0
         1/1/2004 to 12/31/2004                      $ 1.04529                 $ 1.12146                          0
         1/1/2005 to 12/31/2005                      $ 1.12146                 $ 1.15727                          0



   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

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 90

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99509                 $ 0.88230                     27,876
         1/1/2002 to 12/31/2002                      $ 0.88230                 $ 0.59865                     31,466
         1/1/2003 to 12/31/2003                      $ 0.59865                 $ 0.73114                     31,147
         1/1/2004 to 12/31/2004                      $ 0.73114                 $ 0.76497                      3,041
         1/1/2005 to 12/31/2005                      $ 0.76497                 $ 0.87890                      2,886
         2/4/2002** to 12/31/2002                    $ 0.96941                 $ 0.72083                          0
         1/1/2003 to 12/31/2003                      $ 0.72083                 $ 0.88040                          0
         1/1/2004 to 12/31/2004                      $ 0.88040                 $ 0.92132                          0
         1/1/2005 to 12/31/2005                      $ 0.92132                 $ 1.05848                          0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99892                 $ 0.94964                          0
         1/1/2002 to 12/31/2002                      $ 0.94964                 $ 0.82711                      5,464
         1/1/2003 to 12/31/2003                      $ 0.82711                 $ 1.00219                          0
         1/1/2004 to 12/31/2004                      $ 1.00219                 $ 1.09792                      8,463
         1/1/2005 to 12/31/2005                      $ 1.09792                 $ 1.16514                      8,435
         2/4/2002** to 12/31/2002                    $ 0.98743                 $ 0.89088                          0
         1/1/2003 to 12/31/2003                      $ 0.89088                 $ 1.07966                          0
         1/1/2004 to 12/31/2004                      $ 1.07966                 $ 1.18290                          0
         1/1/2005 to 12/31/2005                      $ 1.18290                 $ 1.25533                          0

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99796                 $ 0.98458                          0
         1/1/2002 to 12/31/2002                      $ 0.98458                 $ 0.91397                          0
         1/1/2003 to 12/31/2003                      $ 0.91397                 $ 1.04994                          0
         1/1/2004 to 12/31/2004                      $ 1.04994                 $ 1.12757                          0
         1/1/2005 to 12/31/2005                      $ 1.12757                 $ 1.17779                          0
         2/4/2002** to 12/31/2002                    $ 0.99058                 $ 0.93899                     74,336
         1/1/2003 to 12/31/2003                      $ 0.93899                 $ 1.07868                     31,721
         1/1/2004 to 12/31/2004                      $ 1.07868                 $ 1.15831                     26,233
         1/1/2005 to 12/31/2005                      $ 1.15831                 $ 1.20985                          0



   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

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                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99791                 $ 0.92029                     39,934
         1/1/2002 to 12/31/2002                      $ 0.92029                 $ 0.76511                     46,013
         1/1/2003 to 12/31/2003                      $ 0.76511                 $ 0.97653                     93,809
         1/1/2004 to 12/31/2004                      $ 0.97653                 $ 1.08373                     95,409
         1/1/2005 to 12/31/2005                      $ 1.08373                 $ 1.17051                     78,850
         2/4/2002** to 12/31/2002                    $ 0.97224                 $ 0.86688                          0
         1/1/2003 to 12/31/2003                      $ 0.86688                 $ 1.10632                          0
         1/1/2004 to 12/31/2004                      $ 1.10632                 $ 1.22772                          0
         1/1/2005 to 12/31/2005                      $ 1.22772                 $ 1.32606                          0

SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 1.00085                 $ 1.00289                     25,060
         1/1/2002 to 12/31/2002                      $ 1.00289                 $ 0.84681                     29,602
         1/1/2003 to 12/31/2003                      $ 0.84681                 $ 1.11158                     29,583
         1/1/2004 to 12/31/2004                      $ 1.11158                 $ 1.32305                     39,945
         1/1/2005 to 12/31/2005                      $ 1.32305                 $ 1.36506                     39,926
         2/4/2002** to 12/31/2002                    $ 0.98396                 $ 0.84988                          0
         1/1/2003 to 12/31/2003                      $ 0.84988                 $ 1.11558                     30,298
         1/1/2004 to 12/31/2004                      $ 1.11558                 $ 1.32788                     26,005
         1/1/2005 to 12/31/2005                      $ 1.32788                 $ 1.36999                          0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99886                 $ 0.90967                      8,484
         1/1/2002 to 12/31/2003                      $ 0.90967                 $ 0.74223                     17,415
         1/1/2003 to 12/31/2003                      $ 0.74223                 $ 0.93901                     17,380
         1/1/2004 to 12/31/2004                      $ 0.93901                 $ 1.04685                     17,351
         1/1/2005 to 12/31/2005                      $ 1.04685                 $ 1.12778                     17,323
         2/4/2002** to 12/31/2002                    $ 0.98366                 $ 0.84346                          0
         1/1/2003 to 12/31/2003                      $ 0.84346                 $ 1.06700                          0
         1/1/2004 to 12/31/2004                      $ 1.06700                 $ 1.18965                          0
         1/1/2005 to 12/31/2005                      $ 1.18965                 $ 1.28163                          0



   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 92

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99702                 $ 0.92388                          0
         1/1/2002 to 12/31/2002                      $ 0.92388                 $ 0.76199                          0
         1/1/2003 to 12/31/2003                      $ 0.76199                 $ 0.95257                          0
         1/1/2004 to 12/31/2004                      $ 0.95257                 $ 1.10611                          0
         1/1/2005 to 12/31/2005                      $ 1.10611                 $ 1.16342                          0
         2/4/2002** to 12/31/2002                    $ 0.97731                 $ 0.83825                          0
         1/1/2003 to 12/31/2003                      $ 0.83825                 $ 1.04790                          0
         1/1/2004 to 12/31/2004                      $ 1.04790                 $ 1.21689                          0
         1/1/2005 to 12/31/2005                      $ 1.21689                 $ 1.27983                          0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 1.00228                 $ 0.84741                          0
         1/1/2002 to 12/31/2002                      $ 0.84741                 $ 0.69226                          0
         1/1/2003 to 12/31/2003                      $ 0.69226                 $ 0.86952                          0
         1/1/2004 to 12/31/2004                      $ 0.86952                 $ 0.99305                          0
         1/1/2005 to 12/31/2005                      $ 0.99305                 $ 1.11424                          0
         2/4/2002** to 12/31/2002                    $ 0.99846                 $ 0.85393                          0
         1/1/2003 to 12/31/2003                      $ 0.85393                 $ 1.07261                     31,250
         1/1/2004 to 12/31/2004                      $ 1.07261                 $ 1.22497                     27,343
         1/1/2005 to 12/31/2005                      $ 1.22497                 $ 1.37436                          2

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99530                 $ 0.81060                          0
         1/1/2002 to 12/31/2002                      $ 0.81060                 $ 0.57009                          0
         1/1/2003 to 12/31/2003                      $ 0.57009                 $ 0.71281                          0
         1/1/2004 to 12/31/2004                      $ 0.71281                 $ 0.79003                          0
         1/1/2005 to 4/29/2005                       $ 0.79003                 $ 0.73827                          0
         2/4/2002** to 12/31/2002                    $ 0.96821                 $ 0.74461                          0
         1/1/2003 to 12/31/2003                      $ 0.74461                 $ 0.93117                          0
         1/1/2004 to 12/31/2004                      $ 0.93117                 $ 1.03208                          0
         1/1/2005 to 4/29/2005                       $ 1.03208                 $ 0.96445                          0



   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99348                 $ 0.81540                      7,562
         1/1/2002 to 12/31/2002                      $ 0.81540                 $ 0.43161                      6,516
         1/1/2003 to 12/31/2003                      $ 0.43161                 $ 0.59621                      6,140
         1/1/2004 to 12/31/2004                      $ 0.59621                 $ 0.70289                      5,679
         1/1/2005 to 12/31/2005                      $ 0.70289                 $ 0.72963                      5,495
         2/4/2002** to 12/31/2002                    $ 0.95936                 $ 0.58443                          0
         1/1/2003 to 12/31/2003                      $ 0.58443                 $ 0.80750                     42,093
         1/1/2004 to 12/31/2004                      $ 0.80750                 $ 0.95200                     35,169
         1/1/2005 to 12/31/2005                      $ 0.95200                 $ 0.98826                          1

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99996                 $ 1.01397                      1,054
         1/1/2002 to 12/31/2002                      $ 1.01397                 $ 1.00143                      1,615
         1/1/2003 to 12/31/2003                      $ 1.00143                 $ 1.20911                      1,608
         1/1/2004 to 12/31/2004                      $ 1.20911                 $ 1.30346                      1,602
         1/1/2005 to 12/31/2005                      $ 1.30346                 $ 1.33732                      1,596
         2/4/2002** to 12/31/2002                    $ 0.99887                 $ 0.98184                          0
         1/1/2003 to 12/31/2003                      $ 0.98184                 $ 1.18535                     11,996
         1/1/2004 to 12/31/2004                      $ 1.18535                 $ 1.27784                     12,715
         1/1/2005 to 12/31/2005                      $ 1.27784                 $ 1.31099                          1

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99996                 $ 1.04110                     24,059
         1/1/2002 to 12/31/2002                      $ 1.04110                 $ 1.12328                     29,690
         1/1/2003 to 12/31/2003                      $ 1.12328                 $ 1.17265                     29,689
         1/1/2004 to 12/31/2004                      $ 1.17265                 $ 1.21745                     33,428
         1/1/2005 to 12/31/2005                      $ 1.21745                 $ 1.22923                     33,432
         2/4/2002** to 12/31/2002                    $ 1.00358                 $ 1.06613                          0
         1/1/2003 to 12/31/2003                      $ 1.06613                 $ 1.11297                     23,687
         1/1/2004 to 12/31/2004                      $ 1.11297                 $ 1.15556                     27,079
         1/1/2005 to 12/31/2005                      $ 1.15556                 $ 1.16696                          0



   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 94

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99484                 $ 0.87416                     15,458
         1/1/2002 to 12/31/2002                      $ 0.87416                 $ 0.58550                     19,001
         1/1/2003 to 12/31/2003                      $ 0.58550                 $ 0.82046                     19,002
         1/1/2004 to 12/31/2004                      $ 0.82046                 $ 0.98221                     50,025
         1/1/2005 to 12/31/2005                      $ 0.98221                 $ 1.14091                     50,022
         2/4/2002** to 12/31/2002                    $ 0.96873                 $ 0.71988                          0
         1/1/2003 to 12/31/2003                      $ 0.71988                 $ 1.00882                          0
         1/1/2004 to 12/31/2004                      $ 1.00882                 $ 1.20761                          0
         1/1/2005 to 12/31/2005                      $ 1.20761                 $ 1.40267                          0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99727                 $ 0.92677                      3,587
         1/1/2002 to 12/31/2002                      $ 0.92677                 $ 0.63744                      1,942
         1/1/2003 to 12/31/2003                      $ 0.63744                 $ 0.84694                      1,934
         1/1/2004 to 12/31/2004                      $ 0.84694                 $ 0.82752                      1,927
         1/1/2005 to 12/31/2005                      $ 0.82752                 $ 0.83643                      1,920
         2/4/2002** to 12/31/2002                    $ 0.97561                 $ 0.72521                          0
         1/1/2003 to 12/31/2003                      $ 0.72521                 $ 0.96342                          0
         1/1/2004 to 12/31/2004                      $ 0.96342                 $ 0.94136                          0
         1/1/2005 to 12/31/2005                      $ 0.94136                 $ 0.95138                          0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99482                 $ 0.85719                          0
         1/1/2002 to 12/31/2002                      $ 0.85719                 $ 0.63181                          0
         1/1/2003 to 12/31/2003                      $ 0.63181                 $ 0.78409                          0
         1/1/2004 to 12/31/2004                      $ 0.78409                 $ 0.85515                          0
         1/1/2005 to 12/31/2005                      $ 0.85515                 $ 0.97121                          0
         2/4/2002** to 12/31/2002                    $ 0.97345                 $ 0.77240                          0
         1/1/2003 to 12/31/2003                      $ 0.77240                 $ 0.95860                          0
         1/1/2004 to 12/31/2004                      $ 0.95860                 $ 1.04544                          0
         1/1/2005 to 12/31/2005                      $ 1.04544                 $ 1.18721                          0



   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.98559                 $ 0.81297                          0
         1/1/2002 to 12/31/2002                      $ 0.81297                 $ 0.47030                          0
         1/1/2003 to 12/31/2003                      $ 0.47030                 $ 0.66039                          0
         1/1/2004 to 12/31/2004                      $ 0.66039                 $ 0.65130                          0
         1/1/2005 to 4/29/2005                       $ 0.65130                 $ 0.58180                          0
         2/4/2002** to 12/31/2002                    $ 0.97074                 $ 0.60245                          0
         1/1/2003 to 12/31/2003                      $ 0.60245                 $ 0.84598                          0
         1/1/2004 to 12/31/2004                      $ 0.84598                 $ 0.83430                          0
         1/1/2005 to 4/29/2005                       $ 0.83430                 $ 0.74523                          0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 1.00272                 $ 0.74788                      1,091
         1/1/2002 to 12/31/2002                      $ 0.74788                 $ 0.57108                          0
         1/1/2003 to 12/31/2003                      $ 0.57108                 $ 0.78612                          0
         1/1/2004 to 12/31/2004                      $ 0.78612                 $ 0.90356                          0
         1/1/2005 to 12/31/2005                      $ 0.90356                 $ 1.03720                          0
         2/4/2002** to 12/31/2002                    $ 0.99603                 $ 0.80285                          0
         1/1/2003 to 12/31/2003                      $ 0.80285                 $ 1.10501                          0
         1/1/2004 to 12/31/2004                      $ 1.10501                 $ 1.27001                          0
         1/1/2005 to 12/31/2005                      $ 1.27001                 $ 1.45769                          0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $ 9.99933                          0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/2/2005                   $10.09338                 $11.73323                          0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07970                 $10.33229                          0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05481                 $10.28681                          0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/2/2005                   $10.05009                 $11.34495                          0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04988                 $10.42169                          0

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06658                 $10.35426                          0





   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 96

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04202                 $10.33700                          0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $10.01933                          0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $10.00933                          0

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.14710                 $12.04155                          0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $10.02932                          0

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.08492                 $10.73678                          0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.01133                 $10.33264                          0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04570                 $10.03757                          0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99886                 $10.98052                          0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.01541                 $10.64464                          0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03302                 $10.78065                          0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99886                 $10.60000                          0

AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.97681                 $ 9.87825                          0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.91389                 $10.67460                          0

AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07726                 $10.57804                          0

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99886                 $ 9.96977                          0





 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.12625                 $10.92526                          0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.96626                 $10.49866                          0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03693                 $10.78089                          0

AST MID-CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06503                 $10.37369                          0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05576                 $11.35869                          0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02196                 $10.90682                          0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99886                 $10.07733                          0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99886                 $10.03931                          0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04866                 $10.66828                          0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02867                 $10.37610                          0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.94939                 $ 9.46839                          0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.00286                 $11.76236                          0

EVERGREEN GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003*** to 12/31/2003                  $ 9.92203                 $10.39285                          0
         1/1/2004 to 12/31/2004                      $10.34285                 $11.05580                          0
         1/1/2005 to 4/15/2005                       $11.05580                 $10.33082                          0





 *** DATE THAT THE FUND WAS FIRST ADDED TO THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 98

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
EVERGREEN VA BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99781                 $ 0.95089                     19,363
         1/1/2002 to 12/31/2002                      $ 0.95089                 $ 0.84711                      6,679
         1/1/2003 to 12/31/2003                      $ 0.84711                 $ 0.96717                      6,106
         1/1/2004 to 12/31/2004                      $ 0.96717                 $ 1.01405                      5,402
         1/1/2005 to 12/31/2005                      $ 1.01405                 $ 1.05290                      5,128
         2/4/2002** to 12/31/2002                    $ 0.98745                 $ 0.90443                          0
         1/1/2003 to 12/31/2003                      $ 0.90443                 $ 1.03262                          0
         1/1/2004 to 12/31/2004                      $ 1.03262                 $ 1.08262                          0
         1/1/2005 to 12/31/2005                      $ 1.08262                 $ 1.12421                          0
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003*** to 12/31/2003                  $ 9.91859                 $10.39784                      6,477
         1/1/2004 to 12/31/2004                      $10.39784                 $11.19868                      5,741
         1/1/2005 to 12/31/2005                      $11.19868                 $12.03990                          0
EVERGREEN VA GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99162                 $ 0.98597                          0
         1/1/2002 to 12/31/2002                      $ 0.98597                 $ 0.71064                          0
         1/1/2003 to 12/31/2003                      $ 0.71064                 $ 0.97401                          0
         1/1/2004 to 12/31/2004                      $ 0.97401                 $ 1.09375                          0
         1/1/2005 to 12/31/2005                      $ 1.09375                 $ 1.14903                          0
         2/4/2002** to 12/31/2002                    $ 0.97334                 $ 0.73715                          0
         1/1/2003 to 12/31/2003                      $ 0.73715                 $ 1.01048                          0
         1/1/2004 to 12/31/2004                      $ 1.01048                 $ 1.13472                          0
         1/1/2005 to 12/31/2005                      $ 1.13472                 $ 1.19214                          0
EVERGREEN VA INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
         12/5/2003*** to 12/31/2003                  $ 9.98995                 $10.44289                          0
         1/1/2004 to 12/31/2004                      $10.44289                 $12.27702                          0
         1/1/2005 to 12/31/2005                      $12.27702                 $14.04482                          0
EVERGREEN VA OMEGA FUND
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99424                 $ 0.91152                      3,859
         1/1/2002 to 12/31/2002                      $ 0.91152                 $ 0.67078                      3,618
         1/1/2003 to 12/31/2003                      $ 0.67078                 $ 0.92642                      3,307
         1/1/2004 to 12/31/2004                      $ 0.92642                 $ 0.97960                      2,927
         1/1/2005 to 12/31/2005                      $ 0.97960                 $ 1.00323                      2,778
         2/4/2002** to 12/31/2002                    $ 0.97492                 $ 0.75981                          0
         1/1/2003 to 12/31/2003                      $ 0.75981                 $ 1.04955                          0
         1/1/2004 to 12/31/2004                      $ 1.04955                 $ 1.10971                          0
         1/1/2005 to 12/31/2005                      $ 1.10971                 $ 1.13658                          0





   * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
  ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.
 *** DATE THAT FUND WAS FIRST OFFERED UNDER THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
EVERGREEN VA SPECIAL VALUES FUND
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99754                 $ 1.09268                      3,551
         1/1/2002 to 12/31/2002                      $ 1.09268                 $ 0.94182                      3,331
         1/1/2003 to 12/31/2003                      $ 0.94182                 $ 1.20289                      3,046
         1/1/2004 to 12/31/2004                      $ 1.20289                 $ 1.42791                      2,692
         1/1/2005 to 12/31/2005                      $ 1.42791                 $ 1.55985                      2,555
         2/4/2002** to 12/31/2002                    $ 0.98336                 $ 0.85553                          0
         1/1/2003 to 12/31/2003                      $ 0.85553                 $ 1.09280                          0
         1/1/2004 to 12/31/2004                      $ 1.09280                 $ 1.29737                          0
         1/1/2005 to 12/31/2005                      $ 1.29737                 $ 1.41728                          0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88103                 $12.08600                          0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         5/7/2001* to 12/31/2001                     $ 0.99357                 $ 0.78373                          0
         1/1/2002 to 12/31/2002                      $ 0.78373                 $ 0.56640                          0
         1/1/2003 to 12/31/2003                      $ 0.56640                 $ 0.73449                          0
         1/1/2004 to 12/31/2004                      $ 0.73449                 $ 0.75480                          0
         1/1/2005 to 12/31/2005                      $ 0.75480                 $ 0.77428                          0
         2/4/2002** to 12/31/2002                    $ 0.97419                 $ 0.74968                          0
         1/1/2003 to 12/31/2003                      $ 0.74968                 $ 0.97207                          0
         1/1/2004 to 12/31/2004                      $ 0.97207                 $ 0.99891                          0
         1/1/2005 to 12/31/2005                      $ 0.99891                 $ 1.02463                          0



  * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.


 ** DATE THAT THE LATER VERSION OF THIS ANNUITY WAS FIRST OFFERED.


--------------------------------------------------------------------------------
 100

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES:
(CONTRACT WITH CREDIT, GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06145                 $11.75073                          0

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04782                 $11.04034                          0

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98600                 $11.27691                          0

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99992                 $10.05598                          0

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05597                 $10.32516                          0

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03732                 $11.19819                          0

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03172                 $10.92445                          0

SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.06867                 $ 9.48068                          0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02500                 $10.18186                          0

SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01697                 $10.61664                     65,028

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00702                 $10.44620                     44,618

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02493                 $10.57131                          0

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02885                 $10.78307                     77,676

SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07564                 $10.42666                          0

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91203                 $10.60969                          0

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.05585                 $ 9.60094                          0





* DATE THAT FUND AND/OR BENEFIT WAS FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES: (CONTINUED):
(CONTRACT WITH CREDIT, GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
SP MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02813                 $10.63711                          0

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.98879                 $10.08338                          0

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.11445                          0

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03564                 $11.68501                          0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03026                 $10.45862                          0
SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05714                 $10.45206                          0

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07347                 $11.92709                          0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03000                 $12.06788                          0

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 4/29/2005                     $10.04299                 $ 9.58740                          0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.92621                 $11.23793                          0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $ 9.99180                          0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/2/2005                     $10.09257                 $11.64968                          0

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07889                 $10.25092                          0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05400                 $10.20591                          0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/2/2005                     $10.04928                 $11.26425                          0

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04907                 $10.33975                          0





* DATE THAT FUND AND/OR BENEFIT WAS FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 102

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES: (CONTINUED):
(CONTRACT WITH CREDIT, GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06577                 $10.27260                          0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04122                 $10.25565                          0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.01176                          0

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.00178                          0

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.14629                 $11.94685                          0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.02175                          0

AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.08411                 $10.65216                          0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01052                 $10.25131                          0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04489                 $ 9.95852                          0

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.89421                          0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.01461                 $10.56091                          0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03221                 $10.69595                          0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $10.51651                          0

AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.97600                 $ 9.80046                          0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.91308                 $10.59056                          0

AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.07646                 $10.49471                          0





* DATE THAT FUND AND/OR BENEFIT WAS FIRST ADDED TO ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         PART II

STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



ACCUMULATION UNIT VALUES: (CONTINUED):
(CONTRACT WITH CREDIT, GREATER OF ROLL-UP AND STEP-UP GMDB, LIFETIME FIVE, 2.40)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD       AT END OF PERIOD       OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $ 9.89115                          0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.12544                 $10.83913                          0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.96545                 $10.41606                          0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.03612                 $10.69610                          0

AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.06422                 $10.29196                          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.05495                 $11.26937                          0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02116                 $10.82098                          0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.99805                 $ 9.99792                          0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005* to 12/31/2005                    $ 9.99805                 $10.03174                          0

AST SMALL CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04786                 $10.58426                          0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.02787                 $10.29451                          0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.94859                 $ 9.39375                          0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.00205                 $11.66986                          0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $ 9.88022                 $11.99077                          0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005* to 12/31/2005                    $10.04399                 $10.33470                          0



* DATE THAT FUND AND/OR BENEFIT WAS FIRST ADDED TO ANNUITY.


--------------------------------------------------------------------------------
 104

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


         APPENDIX B




CALCULATION OF EARNINGS APPRECIATOR BENEFIT


EXAMPLE 1:
Assume that a purchase payment of $70,000 is made on the contract date. Assume that no withdrawals or subsequent purchase payments are made and that the contract value used in the death benefit calculation is $120,000. Also assume that the owner (or joint owner, if older) is younger than age 66 on the date the application is signed.

45% of lesser of:
  Adjusted Purchase Payment                  $70,000
  Allocated Earnings                         $50,000 contract value minus purchase payment)

Benefit (45% of $50,000)                     $22,500

EXAMPLE 2:
Assume that a 60 year old purchases a contract on 1/1/2001 with a $50,000 purchase payment.


The owner's initial purchase payment (purchase payment #1) grows to $90,000 on 1/1/2005, giving the contract $40,000 IN EARNINGS, all allocated to the initial purchase payment. On this date, the owner makes an additional purchase payment of $60,000. The $60,000 purchase payment increases the contract value to $150,000 ($90,000 + $60,000). At this time, there are no earnings allocated to the additional purchase payment (purchase payment #2). However, future earnings will now be allocated to the two purchase payments in the following proportions:


      (purchase payment#1 + earnings) / total contract value = ($50,000 + $40,000*) / $150,000 = 60%
      (purchase payment#2 + earnings) / total contract value = ($60,000 + $0) / $150,000 = 40%


On 1/1/2009 the owner makes a withdrawal of $38,000. The contract value has grown an additional $40,000 from $150,000 on 1/1/2005 to $190,000 on 1/1/2009 prior to the withdrawal. The $40,000 IN NEW EARNINGS will be allocated among the two purchase payments prior to the withdrawal using the percentages determined above.



      $40,000 IN NEW EARNINGS


      Earnings Allocated to Adjusted Purchase Payment #1 (60% of $40,000) = $24,000


      Earnings Allocated to Adjusted Purchase Payment # 2 (40% of $40,000) = $16,000


The earnings allocated to each purchase payment now are as follows:

                                          BEFORE
                                           NEW
                                         EARNINGS        $40,000 NEW EARNINGS         TOTAL
                                         --------    +   --------------------    =   --------
Purchase Payment #1                      $ 50,000              $     0               $ 50,000
Earnings Allocated to #1                 $ 40,000              $24,000               $ 64,000
Purchase Payment #2                      $ 60,000              $     0               $ 60,000
Earnings Allocated to #2                 $      0              $16,000               $ 16,000
                                         --------              -------               --------
                                         $150,000     +        $40,000            =  $190,000

--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

--------------------------------------------------------------------------------

The withdrawal of $38,000 reduces the contract value by 20% ($38,000/$190,000). The withdrawal will reduce both purchase payments and the earnings allocated to each of them by 20% as shown below.

                                 BEFORE
                               WITHDRAWAL         REDUCED BY 20%
                               ----------         --------------
Adjusted Purchase Payment #1    $ 50,000             $ 40,000
Earnings Allocated to #1        $ 64,000             $ 51,200
Adjusted Purchase Payment #2    $ 60,000             $ 48,000
Earnings Allocated to #2        $ 16,000             $ 12,800
                                --------             --------
                                $190,000             $152,000


'The contract value grows $20,000 from $152,000 on 1/1/2009 to $172,000 on
1/1/2011. THE $20,000 IN NEW EARNINGS will be allocated among the two purchase payments using the percentages determined above.



        $20,000 IN NEW EARNINGS


        Earnings Allocated to Adjusted Purchase Payment #1 (60% of $20,000) = $12,000


        Earnings Allocated to Adjusted Purchase Payment #2 (40% of $20,000) = $8,000


The earnings allocated to each purchase payment now are as follows:

                                      BEFORE
                                       NEW
                                     EARNINGS        $20,000 NEW EARNINGS         TOTAL
                                     --------    +   --------------------    =   --------
Adjusted Purchase Payment #1         $ 40,000              $     0               $ 40,000
Earnings Allocated to #1             $ 51,200              $12,000               $ 63,200
Adjusted Purchase Payment #2         $ 48,000              $     0               $ 48,000
Earnings Allocated to #2             $ 12,800              $ 8,000               $ 20,800
                                     --------              -------               --------
                                     $152,000    +         $20,000           =   $172,000

Now let's calculate the total Earnings Appreciator Benefit as of 1/1/2011:

Benefit on Purchase Payment #1                           Benefit on Purchase Payment #2
  45% of lesser of:                                      45% of lesser of:
     Adjusted Purchase Payment        $40,000              Adjusted Purchase Payment           $48,000
     Allocated Earnings               $63,200              Allocated Earnings                  $20,800
  45% OF $40,000                      $18,000            45% OF $20,800                         $9,360

         TOTAL EARNINGS APPRECIATOR BENEFIT: $18,000 + $9,360 = $27,360

--------------------------------------------------------------------------------
 106

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10


         APPENDIX C




SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company. Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.



   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.



   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.



   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:



-  Your age;



- The amount of your investment and any planned future deposits into the annuity;



- How long you intend to hold the annuity (also referred to as investment time horizon);



-  Your desire to make withdrawals from the annuity;



-  Your investment return objectives;



-  The effect of optional benefits that may be elected; and



- Your desire to minimize costs and/or maximize return associated with the annuity.



   The following chart sets forth the prominent features of each available Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.



   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:



- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners Plus/Plus and the Strategic Partners Plus/Plus Enhanced contracts ("Enhanced Contracts" refers to the version of the contract offered beginning in February of 2002), Strategic Partners Advisor offers few optional benefits.



- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.



- Strategic Partners Plus/Plus Enhanced comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options that are not available in the bonus version.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

--------------------------------------------------------------------------------


STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of the available Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.



--------------------------------------------------------------------------------



                                                                                         STRATEGIC PARTNERS    STRATEGIC PARTNERS
                                                                   STRATEGIC PARTNERS       ANNUITY ONE/          ANNUITY ONE/
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS     ANNUITY ONE/PLUS        PLUS ENHANCED         PLUS ENHANCED
                             ADVISOR               SELECT                 BONUS               NON BONUS               BONUS

----------------------------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000               $10,000
----------------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified & Non-   80 Qualified & 85     80 Qualified & Non-   85 Qualified & Non-   85 Qualified & Non-
                       Qualified             Non-Qualified         Qualified             Qualified             Qualified
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  7 Years (7%, 6%,      9 Years (7%, 7%,      7 Years (7%, 6%,      7 Years (8%, 8%,
Schedule                                     5%, 4%, 3%, 2%, 1%)   7%, 6%, 5%, 4%, 3%,   5%, 4%, 3%, 2%, 1%)   8%, 8%, 7%, 6%, 5%)
                                             Contract date based   2%, 1%) Payment       Payment date based    Payment date based
                                                                   date based
----------------------------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross          10% of gross
Withdrawal(1)                                purchase payments     purchase payments     purchase payments     purchase payments
                                             per contract year,    made as of last       made as of last       made as of last
                                             cumulative up to 7    contract              contract              contract
                                             years or 70% of       anniversary per       anniversary per       anniversary per
                                             gross purchase        contract year         contract year         contract year
                                             payments
----------------------------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.52%                 1.40%                 1.40%                 1.50%
Administration Charge
----------------------------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     $30. Waived if        The lesser of $30     The lesser of $35     The lesser of $35
Fee (assessed          or 2% of your         contract value is     or 2% of your         or 2% of your         or 2% of your
annually)              contract value.       $50,000 or more       contract value.       contract value.       contract value.
                       Waived if contract                          Waived if contract    Waived if contract    Waived if contract
                       value is $50,000 or                         value is $50,000 or   value is $75,000 or   value is $75,000 or
                       more                                        more                  more                  more
----------------------------------------------------------------------------------------------------------------------------------
Contract Credit        No                    No                    Yes                   No                    Yes
                                                                   4% vested over 7                            3%-all amounts ages
                                                                   years                                       81-85
                                                                                                               4%-under $250,000
                                                                                                               5%-$250,000+
----------------------------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   No                    Yes                   No
                                             1-Year                                      1-Year
----------------------------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   No                    No                    No
Adjustment Account                           7-Year
(MVA)
----------------------------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    No                    No                    Yes                   No
Averaging (DCA)
----------------------------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56/62                 56/62                 56/62
Options Available
----------------------------------------------------------------------------------------------------------------------------------



1 Withdrawals of taxable amounts will be subject to income tax, and prior to age 59 1/2, may be subject to a 10% federal income tax penalty.


--------------------------------------------------------------------------------
 108

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



                                                                                         STRATEGIC PARTNERS    STRATEGIC PARTNERS
                                                                   STRATEGIC PARTNERS       ANNUITY ONE/          ANNUITY ONE/
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS     ANNUITY ONE/PLUS        PLUS ENHANCED         PLUS ENHANCED
                             ADVISOR               SELECT                 BONUS               NON BONUS               BONUS

----------------------------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   6 - available in      6 - available in      6 - available in
                                                                   Strategic Partners    Strategic Partners    Strategic Partners
                                                                   Plus only             Plus Enhanced only    Plus Enhanced only
----------------------------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       Step/Roll             The greater of:       The greater of:       The greater of:
                       purchase payment(s)   Withdrawals will      purchase payment(s)   purchase payment(s)   purchase payment(s)
                       minus proportionate   proportionately       minus proportionate   minus proportionate   minus proportionate
                       withdrawal(s) or      affect the Death      withdrawal(s) or      withdrawal(s) or      withdrawal(s) or
                       contract value        Benefit               contract value        contract value        contract value
----------------------------------------------------------------------------------------------------------------------------------
Optional Death         Step/Roll             N/A                   Step-Up               Step-Up               Step-Up
  Benefit (for an                                                  Roll-Up               Roll-Up               Roll-Up
  additional                                                       Combo: Step/Roll      Combo: Step/Roll      Combo: Step/Roll
  cost)(2,3)
----------------------------------------------------------------------------------------------------------------------------------
Living Benefits (for   Lifetime Five         N/A                   Lifetime Five         Lifetime Five         Lifetime Five
  an additional                                                    Guaranteed Minimum    Guaranteed Minimum    Guaranteed Minimum
  cost)(3, 4)                                                      Income Benefit        Income Benefit        Income Benefit
                                                                   (GMIB)                (GMIB)                (GMIB)
----------------------------------------------------------------------------------------------------------------------------------



2 For more information on these benefits, refer to Section 4, "What Is The Death Benefit?" in the Prospectus.



3 Not all Optional Benefits may be available in all states.



4 For more information on these benefits, refer to Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"; and Section 5, "What Is the LifeTime Five(SM) Income Benefit?" in the Prospectus.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

--------------------------------------------------------------------------------


HYPOTHETICAL ILLUSTRATION



The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:



- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.



-  No subsequent deposits or withdrawals are made to/from the contract.



- The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:



    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.



    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).



   The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the Withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).


--------------------------------------------------------------------------------
 110

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10



0% GROSS RETURN



                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
                                                    STRATEGIC PARTNERS      ANNUITY ONE/PLUS       ANNUITY ONE/PLUS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS      ANNUITY ONE/PLUS           ENHANCED               ENHANCED
           ADVISOR                 SELECT                 BONUS                NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   ANNUITY    SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $97,659     $97,659    $97,544     $91,415    $101,565    $95,265    $97,659     $91,522    $101,465    $94,148
2    $95,366     $95,366    $95,141     $90,032    $ 99,181    $92,881    $95,366     $90,244    $ 98,986    $91,866
3    $93,128     $93,128    $92,798     $88,658    $ 96,853    $90,553    $93,128     $88,971    $ 96,567    $89,641
4    $90,941     $90,941    $90,512     $87,292    $ 94,579    $89,504    $90,941     $87,703    $ 94,207    $87,470
5    $88,807     $88,807    $88,283     $85,934    $ 92,359    $88,241    $88,807     $86,442    $ 91,905    $86,171
6    $86,722     $86,722    $86,109     $84,586    $ 90,191    $86,983    $86,722     $85,187    $ 89,659    $84,879
7    $84,686     $84,686    $83,988     $83,248    $ 88,073    $85,731    $84,686     $83,939    $ 87,468    $83,594
8    $82,698     $82,698    $81,919     $81,919    $ 86,006    $84,486    $82,698     $82,698    $ 85,331    $85,331
9    $80,757     $80,757    $79,902     $79,902    $ 83,987    $83,247    $80,757     $80,757    $ 83,245    $83,245
10   $78,861     $78,861    $77,934     $77,934    $ 82,015    $82,015    $78,861     $78,861    $ 81,211    $81,211
11   $77,010     $77,010    $76,014     $76,014    $ 80,090    $80,090    $77,010     $77,010    $ 79,226    $79,226
12   $75,202     $75,202    $74,142     $74,142    $ 78,210    $78,210    $75,202     $75,202    $ 77,290    $77,290
13   $73,436     $73,436    $72,282     $72,282    $ 76,374    $76,374    $73,436     $73,436    $ 75,402    $75,402
14   $71,712     $71,712    $70,468     $70,468    $ 74,581    $74,581    $71,678     $71,678    $ 73,559    $73,559
15   $70,029     $70,029    $68,698     $68,698    $ 72,830    $72,830    $69,961     $69,961    $ 71,727    $71,727
16   $68,385     $68,385    $66,972     $66,972    $ 71,121    $71,121    $68,285     $68,285    $ 69,940    $69,940
17   $66,780     $66,780    $65,288     $65,288    $ 69,451    $69,451    $66,648     $66,648    $ 68,197    $68,197
18   $65,212     $65,212    $63,646     $63,646    $ 67,821    $67,821    $65,049     $65,049    $ 66,496    $66,496
19   $63,681     $63,681    $62,044     $62,044    $ 66,228    $66,228    $63,488     $63,488    $ 64,837    $64,837
20   $62,186     $62,186    $60,482     $60,482    $ 64,674    $64,674    $61,963     $61,963    $ 63,219    $63,219
21   $60,726     $60,726    $58,958     $58,958    $ 63,156    $63,156    $60,474     $60,474    $ 61,640    $61,640
22   $59,301     $59,301    $57,472     $57,472    $ 61,673    $61,673    $59,021     $59,021    $ 60,099    $60,099
23   $57,909     $57,909    $56,022     $56,022    $ 60,225    $60,225    $57,601     $57,601    $ 58,596    $58,596
24   $56,549     $56,549    $54,608     $54,608    $ 58,811    $58,811    $56,215     $56,215    $ 57,130    $57,130
25   $55,222     $55,222    $53,229     $53,229    $ 57,431    $57,431    $54,861     $54,861    $ 55,700    $55,700
---------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. As of December 31, 2005 the average fund expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners Annuity One/Plus Bonus -2.35%; Strategic Partners Annuity One/Plus Enhanced Non-Bonus -2.35%; Strategic Partners Annuity One/Plus Enhanced Bonus -2.44%.



5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.



6. Surrender Value assumes surrender 2 days prior to policy anniversary.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS PLUS PROSPECTUS  SECTIONS 1-10

--------------------------------------------------------------------------------


6% GROSS RETURN



                                                                           STRATEGIC PARTNERS     STRATEGIC PARTNERS
                                                    STRATEGIC PARTNERS      ANNUITY ONE/PLUS       ANNUITY ONE/PLUS
      STRATEGIC PARTNERS     STRATEGIC PARTNERS      ANNUITY ONE/PLUS           ENHANCED               ENHANCED
           ADVISOR                 SELECT                 BONUS                NON BONUS                BONUS
     --------------------   --------------------   --------------------   --------------------   --------------------
     CONTRACT   SURRENDER   CONTRACT   SURRENDER   ANNUITY    SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

---------------------------------------------------------------------------------------------------------------------
1    $103,502   $103,502    $103,380   $ 96,844    $107,642   $101,342    $103,502   $ 96,957    $107,536   $ 99,734
2    $107,136   $107,136    $106,884   $101,071    $111,422   $105,122    $107,136   $101,309    $111,203   $103,107
3    $110,899   $110,899    $110,506   $105,481    $115,335   $109,035    $110,899   $105,854    $114,994   $106,596
4    $114,793   $114,793    $114,252   $110,082    $119,385   $112,822    $114,793   $110,602    $118,915   $110,203
5    $118,824   $118,824    $118,124   $114,881    $123,577   $117,899    $118,824   $115,560    $122,970   $115,063
6    $122,997   $122,997    $122,127   $119,885    $127,917   $123,201    $122,997   $120,737    $127,163   $120,134
7    $127,316   $127,316    $126,267   $125,104    $132,409   $128,737    $127,316   $126,143    $131,499   $125,424
8    $131,787   $131,787    $130,546   $130,546    $137,058   $134,518    $131,787   $131,787    $135,982   $135,982
9    $136,415   $136,415    $134,971   $134,971    $141,871   $140,553    $136,415   $136,415    $140,619   $140,619
10   $141,205   $141,205    $139,545   $139,545    $146,853   $146,853    $141,205   $141,205    $145,413   $145,413
11   $146,164   $146,164    $144,275   $144,275    $152,010   $152,010    $146,164   $146,164    $150,371   $150,371
12   $151,297   $151,297    $149,165   $149,165    $157,348   $157,348    $151,297   $151,297    $155,499   $155,499
13   $156,610   $156,610    $154,220   $154,220    $162,874   $162,874    $156,610   $156,610    $160,800   $160,800
14   $162,109   $162,109    $159,447   $159,447    $168,594   $168,594    $162,109   $162,109    $166,283   $166,283
15   $167,802   $167,802    $164,851   $164,851    $174,514   $174,514    $167,802   $167,802    $171,953   $171,953
16   $173,694   $173,694    $170,439   $170,439    $180,642   $180,642    $173,694   $173,694    $177,816   $177,816
17   $179,794   $179,794    $176,215   $176,215    $186,986   $186,986    $179,794   $179,794    $183,879   $183,879
18   $186,108   $186,108    $182,188   $182,188    $193,552   $193,552    $186,108   $186,108    $190,148   $190,148
19   $192,643   $192,643    $188,363   $188,363    $200,349   $200,349    $192,643   $192,643    $196,632   $196,632
20   $199,408   $199,408    $194,747   $194,747    $207,384   $207,384    $199,408   $199,408    $203,336   $203,336
21   $206,411   $206,411    $201,347   $201,347    $214,667   $214,667    $206,411   $206,411    $210,269   $210,269
22   $213,659   $213,659    $208,172   $208,172    $222,205   $222,205    $213,659   $213,659    $217,439   $217,439
23   $221,162   $221,162    $215,227   $215,227    $230,008   $230,008    $221,162   $221,162    $224,853   $224,853
24   $228,928   $228,928    $222,522   $222,522    $238,085   $238,085    $228,928   $228,928    $232,519   $232,519
25   $236,967   $236,967    $230,064   $230,064    $246,446   $246,446    $236,967   $236,967    $240,447   $240,447
---------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. As of December 31, 2005 the average fund expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.47%; Strategic Partners Select 3.35%; Strategic Partners Annuity One/Plus Bonus 3.47%; Strategic Partners Annuity One/Plus Enhanced Non-Bonus 3.47%; Strategic Partners Annuity One/Plus Enhanced Bonus 3.37%.



5. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.



6. Surrender Value assumes surrender 2 days prior to policy anniversary.


--------------------------------------------------------------------------------
 112

                       This page intentionally left blank

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS P2082 (05/2006).


           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

P2082

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2006


              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Strategic Partners(SM) Annuity One and Strategic Partners Plus annuity contract (the "Contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $1,000 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Strategic Partners Annuity One and Strategic Partners Plus prospectuses, dated May 1, 2006. To obtain a copy of either prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS


COMPANY.....................................................   2
EXPERTS.....................................................   2
PRINCIPAL UNDERWRITER.......................................   2
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS...............   2
ALLOCATION OF INITIAL PURCHASE PAYMENT......................   3
DETERMINATION OF ACCUMULATION UNIT VALUES...................   4
FEDERAL TAX STATUS..........................................  92
STATE SPECIFIC VARIATIONS...................................  92
FINANCIAL STATEMENTS........................................  92
SEPARATE ACCOUNT FINANCIAL INFORMATION......................  A1
COMPANY FINANCIAL INFORMATION...............................  B1


         PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                               P.O. BOX 7960
            NEWARK, NJ 07102-2992                      PHILADELPHIA, PENNSYLVANIA 19176
                                                          TELEPHONE: (888) PRU-2888

STRATEGIC PARTNERS(SM) is a service mark of The Prudential Insurance Company of America.

ORD000045B ED. 05/01/2006

                                    COMPANY


     Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized on December 23, 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.


     Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS


     The consolidated financial statements of Pruco Life and subsidiaries as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 and the financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2005 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.


                             PRINCIPAL UNDERWRITER

     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


     During 2005, 2004 and 2003, $61,573,612, $56,983,292 and $52,059,030,
respectively, was paid to PIMS for its services as principal underwriter. During 2005, 2004 and 2003, PIMS retained none of those commissions.


     As discussed in each prospectus, Pruco Life pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS


     In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker/dealer firms. To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

     The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:

     - Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker/dealers).

     - Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life products sold through the firm (or its affiliated broker/dealers).

     - Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.


     The list below includes the names of firms (or their affiliated broker/dealers) that we are aware (as of May 1, 2006) received payment of more than $10,000 with respect to annuity business during the last calendar year. The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.


NAME OF FIRM:

Citigroup Global Markets, Inc.


FSC Securities Corporation (part of the AIG selling network)*


Merrill Lynch


Royal Alliance Associates, Inc. (part of the AIG selling network)*

SunAmerica Securities, Inc. (part of the AIG selling network)*
UBS Financial Services
Wachovia Securities, LLC*
------------------------
* Also includes payments in connection with products issued by American Skandia Life Assurance Corporation, a Prudential Financial affiliate.


                     ALLOCATION OF INITIAL PURCHASE PAYMENT


     As discussed in each prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES


     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With The Strategic Partners Annuity One Contract?" and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund (the "Series Fund") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.



     As we have indicated in each prospectus, Strategic Partners Annuity One and Strategic Partners Plus is a contract that allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2005. Here, we set out unit values corresponding to the remaining unit values. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


     The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Investment Options Can I Choose?" in the prospectus.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97700       $ 0.70589          2,195,963
  1/1/2003 to 12/31/2003                                     $ 0.70589       $ 0.90582          2,728,513
  1/1/2004 to 12/31/2004                                     $ 0.90582       $ 0.97837          2,671,281
  1/1/2005 to 12/31/2005                                     $ 0.97837       $ 1.10429          2,474,356
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97749       $ 0.78095            591,483
  1/1/2003 to 12/31/2003                                     $ 0.78095       $ 1.01302            922,587
  1/1/2004 to 12/31/2004                                     $ 1.01302       $ 1.09714            897,673
  1/1/2005 to 12/31/2005                                     $ 1.09714       $ 1.20503          1,169,722
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98631       $ 0.76596            457,261
  1/1/2003 to 12/31/2003                                     $ 0.76596       $ 1.01179            679,603
  1/1/2004 to 12/31/2004                                     $ 1.01179       $ 1.09246            825,395
  1/1/2005 to 12/31/2005                                     $ 1.09246       $ 1.24927            754,572
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00002       $ 0.99974          5,606,817
  1/1/2003 to 12/31/2003                                     $ 0.99974       $ 0.99321          4,038,809
  1/1/2004 to 12/31/2004                                     $ 0.99321       $ 0.98860          2,520,231
  1/1/2005 to 12/31/2005                                     $ 0.98860       $ 1.00232          1,802,614
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97533       $ 0.78436          1,783,174
  1/1/2003 to 12/31/2003                                     $ 0.78436       $ 0.99074          2,973,109
  1/1/2004 to 12/31/2004                                     $ 0.99074       $ 1.07807          3,040,119
  1/1/2005 to 12/31/2005                                     $ 1.07807       $ 1.11043          2,761,315
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97745       $ 0.79281            805,939
  1/1/2003 to 12/31/2003                                     $ 0.79281       $ 1.00027          1,277,364
  1/1/2004 to 12/31/2004                                     $ 1.00027       $ 1.14627          1,328,687
  1/1/2005 to 12/31/2005                                     $ 1.14627       $ 1.31756          1,390,057
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98197       $ 0.80177          1,017,820
  1/1/2003 to 12/31/2003                                     $ 0.80177       $ 1.04878          1,432,029
  1/1/2004 to 12/31/2004                                     $ 1.04878       $ 1.18587          1,756,479
  1/1/2005 to 12/31/2005                                     $ 1.18587       $ 1.29084          1,693,841
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97611       $ 0.80210            244,703
  1/1/2003 to 12/31/2003                                     $ 0.80210       $ 0.99972            350,290
  1/1/2004 to 12/31/2004                                     $ 0.99972       $ 1.10176            374,920
  1/1/2005 to 4/29/2005                                      $ 1.10176       $ 1.01697                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98415       $ 0.85619            376,114
  1/1/2003 to 12/31/2003                                     $ 0.85619       $ 1.04328            355,239
  1/1/2004 to 12/31/2004                                     $ 1.04328       $ 1.11827            382,868
  1/1/2005 to 12/31/2005                                     $ 1.11827       $ 1.15262            387,533
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96940       $ 0.72015            689,804
  1/1/2003 to 12/31/2003                                     $ 0.72015       $ 0.87875            842,579
  1/1/2004 to 12/31/2004                                     $ 0.87875       $ 0.91854            817,878
  1/1/2005 to 12/31/2005                                     $ 0.91854       $ 1.05425            825,925



---------------


* Date that the annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98742       $ 0.89013          9,792,359
  1/1/2003 to 12/31/2003                                     $ 0.89013       $ 1.07758         11,577,915
  1/1/2004 to 12/31/2004                                     $ 1.07758       $ 1.17946         12,988,934
  1/1/2005 to 12/31/2005                                     $ 1.17946       $ 1.25044         11,876,919
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99057       $ 0.93804          9,199,676
  1/1/2003 to 12/31/2003                                     $ 0.93804       $ 1.07669         11,471,766
  1/1/2004 to 12/31/2004                                     $ 1.07669       $ 1.15513         11,261,089
  1/1/2005 to 12/31/2005                                     $ 1.15513       $ 1.20525         10,163,636
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97223       $ 0.86612          4,069,837
  1/1/2003 to 12/31/2003                                     $ 0.86612       $ 1.10435          4,765,361
  1/1/2004 to 12/31/2004                                     $ 1.10435       $ 1.22431          4,658,354
  1/1/2005 to 12/31/2005                                     $ 1.22431       $ 1.32108          4,301,393
SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98395       $ 0.84912          2,554,825
  1/1/2003 to 12/31/2003                                     $ 0.84912       $ 1.11361          3,295,903
  1/1/2004 to 12/31/2004                                     $ 1.11361       $ 1.32420          3,135,263
  1/1/2005 to 12/31/2005                                     $ 1.32420       $ 1.36487          3,089,219
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98365       $ 0.84267          4,460,715
  1/1/2003 to 12/31/2003                                     $ 0.84267       $ 1.06501          5,208,817
  1/1/2004 to 12/31/2004                                     $ 1.06501       $ 1.18637          5,649,067
  1/1/2005 to 12/31/2005                                     $ 1.18637       $ 1.27678          5,205,978
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97730       $ 0.83748          1,038,036
  1/1/2003 to 12/31/2003                                     $ 0.83748       $ 1.04586          1,423,472
  1/1/2004 to 12/31/2004                                     $ 1.04586       $ 1.21335          1,315,620
  1/1/2005 to 12/31/2005                                     $ 1.21335       $ 1.27498          1,362,114
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99846       $ 0.85321            843,325
  1/1/2003 to 12/31/2003                                     $ 0.85321       $ 1.07069          1,108,266
  1/1/2004 to 12/31/2004                                     $ 1.07069       $ 1.22168          1,092,361
  1/1/2005 to 12/31/2005                                     $ 1.22168       $ 1.36941          1,058,158
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96820       $ 0.74388            219,855
  1/1/2003 to 12/31/2003                                     $ 0.74388       $ 0.92930            243,903
  1/1/2004 to 12/31/2004                                     $ 0.92930       $ 1.02893            312,590
  1/1/2005 to 4/29/2005                                      $ 1.02893       $ 0.96117                  0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.95936       $ 0.58392          1,056,191
  1/1/2003 to 12/31/2003                                     $ 0.58392       $ 0.80602          1,473,471
  1/1/2004 to 12/31/2004                                     $ 0.80602       $ 0.94928          1,557,888
  1/1/2005 to 12/31/2005                                     $ 0.94928       $ 0.98439          1,833,566
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99887       $ 0.98105          2,591,884
  1/1/2003 to 12/31/2003                                     $ 0.98105       $ 1.18319          3,513,365
  1/1/2004 to 12/31/2004                                     $ 1.18319       $ 1.27435          3,407,448
  1/1/2005 to 12/31/2005                                     $ 1.27435       $ 1.30634          3,108,286



---------------


* Date that the annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00357       $ 1.06533         15,581,022
  1/1/2003 to 12/31/2003                                     $ 1.06533       $ 1.11105         14,437,645
  1/1/2004 to 12/31/2004                                     $ 1.11105       $ 1.15230         11,965,473
  1/1/2005 to 12/31/2005                                     $ 1.15230       $ 1.16231         11,057,837
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96872       $ 0.71907            986,733
  1/1/2003 to 12/31/2003                                     $ 0.71907       $ 1.00674          1,575,155
  1/1/2004 to 12/31/2004                                     $ 1.00674       $ 1.20410          1,611,965
  1/1/2005 to 12/31/2005                                     $ 1.20410       $ 1.39707          1,729,479
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97560       $ 0.72455            331,409
  1/1/2003 to 12/31/2003                                     $ 0.72455       $ 0.96167            664,379
  1/1/2004 to 12/31/2004                                     $ 0.96167       $ 0.93885            631,835
  1/1/2005 to 12/31/2005                                     $ 0.93885       $ 0.94781            518,063
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97344       $ 0.77165            306,900
  1/1/2003 to 12/31/2003                                     $ 0.77165       $ 0.95668            384,042
  1/1/2004 to 12/31/2004                                     $ 0.95668       $ 1.04234            379,093
  1/1/2005 to 12/31/2005                                     $ 1.04234       $ 1.18253            401,518
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97073       $ 0.60201            200,058
  1/1/2003 to 12/31/2003                                     $ 0.60201       $ 0.84465            366,805
  1/1/2004 to 12/31/2004                                     $ 0.84465       $ 0.83216            314,852
  1/1/2005 to 4/29/2005                                      $ 0.83216       $ 0.74306                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99602       $ 0.80218            956,192
  1/1/2003 to 12/31/2003                                     $ 0.80218       $ 1.10313          1,150,603
  1/1/2004 to 12/31/2004                                     $ 1.10313       $ 1.26666          1,141,996
  1/1/2005 to 12/31/2005                                     $ 1.26666       $ 1.45247          1,060,205
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $ 9.99858                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                  $10.09329       $11.72479                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.07962       $10.32416                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.05473       $10.27867                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                  $10.05001       $11.33679                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04980       $10.41342                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.06650       $10.34593                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04194       $10.32881                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $10.01855             19,819
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $10.00855             12,931



---------------


 * Date that the annuity was first offered.



** Date that fund was first offered within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.14702       $12.03193              1,454
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $10.02853                  0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.08483       $10.72814              3,058
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.01125       $10.32447                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04561       $10.02950              2,535
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99878       $10.97186                705
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.01533       $10.63623                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.03294       $10.77223                  0
AST HIGH YIELD PORTFOLIO (FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.97673       $ 9.87041                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99878       $10.59153                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.91381       $10.66609                  0
AST LARGE-CAP VALUE PORTFOLIO (FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.07718       $10.56963              3,295
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99878       $ 9.96176                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.12616       $10.91643              1,866
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.96618       $10.49040                  0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.03685       $10.77243                  0
AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.06495       $10.36538                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.05568       $11.34967              3,433
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.02188       $10.89810              6,079
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99878       $10.06919                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $10.03852                  0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04858       $10.65972                408
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.02859       $10.36801                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.94931       $ 9.46092                  0



---------------



** Date that fund was first offered within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT WITH CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.00278       $11.75300             24,684
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88094       $12.07630              3,593
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97418       $ 0.74900            877,036
  1/1/2003 to 12/31/2003                                     $ 0.74900       $ 0.97030          1,039,581
  1/1/2004 to 12/31/2004                                     $ 0.97030       $ 0.99612          1,053,627
  1/1/2005 to 12/31/2005                                     $ 0.99612       $ 1.02085            971,385



---------------


*  Date that the annuity was first offered.



** Date that fund was first offered within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP GMDB;
                            CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 1.00267       $ 0.81530          1,737,903
  1/1/2001 to 12/31/2001                                     $ 0.81530       $ 0.65613         10,643,132
  1/1/2002 to 12/31/2002                                     $ 0.65613       $ 0.44585         15,618,613
  1/1/2003 to 12/31/2003                                     $ 0.44585       $ 0.57165         15,344,632
  1/1/2004 to 12/31/2004                                     $ 0.57165       $ 0.61691         13,993,677
  1/1/2005 to 12/31/2005                                     $ 0.61691       $ 0.69559         11,486,460
  2/4/2002** to 12/31/2002                                   $ 0.97699       $ 0.70521          1,047,909
  1/1/2003 to 12/31/2003                                     $ 0.70521       $ 0.90408          1,720,840
  1/1/2004 to 12/31/2004                                     $ 0.90408       $ 0.97555          1,808,071
  1/1/2005 to 12/31/2005                                     $ 0.97555       $ 1.10003          1,688,909
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/1/2002*** to 12/31/2002                                  $ 1.00967       $ 0.80433             33,096
  1/1/2003 to 12/31/2003                                     $ 0.80433       $ 1.04229            313,308
  1/1/2004 to 12/31/2004                                     $ 1.04229       $ 1.12776            484,437
  1/1/2005 to 12/31/2005                                     $ 1.12776       $ 1.23737          1,505,670
  2/4/2002** to 12/31/2002                                   $ 0.97748       $ 0.78020            409,689
  1/1/2003 to 12/31/2003                                     $ 0.78020       $ 1.01091            842,796
  1/1/2004 to 12/31/2004                                     $ 1.01091       $ 1.09382            921,298
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99801       $ 0.87614            170,411
  1/1/2001 to 12/31/2001                                     $ 0.87614       $ 0.71047          1,586,379
  1/1/2002 to 12/31/2002                                     $ 0.71047       $ 0.52344          2,298,283
  1/1/2003 to 12/31/2003                                     $ 0.52344       $ 0.69073          2,349,449
  1/1/2004 to 12/31/2004                                     $ 0.69073       $ 0.74506          2,230,649
  1/1/2005 to 12/31/2005                                     $ 0.74506       $ 0.85110          1,928,621
  2/4/2002** to 12/31/2002                                   $ 0.98630       $ 0.76527            284,405
  1/1/2003 to 12/31/2003                                     $ 0.76527       $ 1.00988            447,964
  1/1/2004 to 12/31/2004                                     $ 1.00988       $ 1.08939            504,965
  1/1/2005 to 12/31/2005                                     $ 1.08939       $ 1.24453            509,752
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 1.00039       $ 1.01313          3,370,834
  1/1/2001 to 12/31/2001                                     $ 1.01313       $ 1.03811         11,025,537
  1/1/2002 to 12/31/2002                                     $ 1.03811       $ 1.03754         13,030,168
  1/1/2003 to 12/31/2003                                     $ 1.03754       $ 1.02990          9,074,134
  1/1/2004 to 12/31/2004                                     $ 1.02990       $ 1.02425          6,987,555
  1/1/2005 to 12/31/2005                                     $ 1.02425       $ 1.03753          6,499,541
  2/4/2002** to 12/31/2002                                   $ 1.00001       $ 0.99923            951,219
  1/1/2003 to 12/31/2003                                     $ 0.99923       $ 0.99178          1,477,391
  1/1/2004 to 12/31/2004                                     $ 0.99178       $ 0.98639          1,259,699
  1/1/2005 to 12/31/2005                                     $ 0.98639       $ 0.99906            941,998
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99964       $ 0.91086            519,592
  1/1/2001 to 12/31/2001                                     $ 0.91086       $ 0.78853          5,377,817
  1/1/2002 to 12/31/2002                                     $ 0.78853       $ 0.60378          8,646,352
  1/1/2003 to 12/31/2003                                     $ 0.60378       $ 0.76179          9,467,236
  1/1/2004 to 12/31/2004                                     $ 0.76179       $ 0.82814          9,076,003
  1/1/2005 to 12/31/2005                                     $ 0.82814       $ 0.85200          7,744,873
  2/4/2002** to 12/31/2002                                   $ 0.97532       $ 0.78364          1,441,095
  1/1/2003 to 12/31/2003                                     $ 0.78364       $ 0.98872          2,724,169
  1/1/2004 to 12/31/2004                                     $ 0.98872       $ 1.07496          2,959,958
  1/1/2005 to 12/31/2005                                     $ 1.07496       $ 1.10602          3,103,364



---------------


*   Date that the original version of this annuity was first offered.


**  Date that the later version of this annuity was first offered.



*** Date that fund was added to this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/1/2002*** to 12/31/2002                                  $ 1.00860       $ 0.79642             39,618
  1/1/2003 to 12/31/2003                                     $ 0.79642       $ 1.00386            212,230
  1/1/2004 to 12/31/2004                                     $ 1.00386       $ 1.14926            832,284
  1/1/2005 to 12/31/2005                                     $ 1.14926       $ 1.31966          1,092,527
  2/4/2002** to 12/31/2002                                   $ 0.97744       $ 0.79207            701,608
  1/1/2003 to 12/31/2003                                     $ 0.79207       $ 0.99846          1,100,620
  1/1/2004 to 12/31/2004                                     $ 0.99846       $ 1.14311          1,255,894
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.92940            422,355
  1/1/2001 to 12/31/2001                                     $ 0.92940       $ 0.75015          1,421,506
  1/1/2002 to 12/31/2002                                     $ 0.75015       $ 0.57468          2,498,497
  1/1/2003 to 12/31/2003                                     $ 0.57468       $ 0.75107          3,171,961
  1/1/2004 to 12/31/2004                                     $ 0.75107       $ 0.84838          2,594,504
  1/1/2005 to 12/31/2005                                     $ 0.84838       $ 0.92254          2,445,196
  2/4/2002** to 12/31/2002                                   $ 0.98196       $ 0.80103            301,462
  1/1/2003 to 12/31/2003                                     $ 0.80103       $ 1.04687            561,895
  1/1/2004 to 12/31/2004                                     $ 1.04687       $ 1.18245            707,776
  1/1/2005 to 12/31/2005                                     $ 1.18245       $ 1.28586            638,436
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.85619            534,817
  1/1/2001 to 12/31/2001                                     $ 0.85619       $ 0.63604          1,663,825
  1/1/2002 to 12/31/2002                                     $ 0.63604       $ 0.49487          2,483,144
  1/1/2003 to 12/31/2003                                     $ 0.49487       $ 0.61628          2,319,809
  1/1/2004 to 12/31/2004                                     $ 0.61628       $ 0.67858          1,936,053
  1/1/2005 to 4/29/2005                                      $ 0.67858       $ 0.62614                  0
  2/4/2002** to 12/31/2002                                   $ 0.97610       $ 0.80131            101,197
  1/1/2003 to 12/31/2003                                     $ 0.80131       $ 0.99772            191,944
  1/1/2004 to 12/31/2004                                     $ 0.99772       $ 1.09850            219,917
  1/1/2005 to 4/29/2005                                      $ 1.09850       $ 1.01358                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.83887            383,123
  1/1/2001 to 12/31/2001                                     $ 0.83887       $ 0.63843          3,035,059
  1/1/2002 to 12/31/2002                                     $ 0.63843       $ 0.53285          4,161,141
  1/1/2003 to 12/31/2003                                     $ 0.53285       $ 0.64861          3,675,724
  1/1/2004 to 12/31/2004                                     $ 0.64861       $ 0.69448          3,140,619
  1/1/2005 to 12/31/2005                                     $ 0.69448       $ 0.71523          2,875,091
  2/4/2002** to 12/31/2002                                   $ 0.98415       $ 0.85541            149,595
  1/1/2003 to 12/31/2003                                     $ 0.85541       $ 1.04145            198,257
  1/1/2004 to 12/31/2004                                     $ 1.04145       $ 1.11515            264,476
  1/1/2005 to 12/31/2005                                     $ 1.11515       $ 1.14840            232,909
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.85187          1,755,772
  1/1/2001 to 12/31/2001                                     $ 0.85187       $ 0.71726          5,484,003
  1/1/2002 to 12/31/2002                                     $ 0.71726       $ 0.48575          7,670,094
  1/1/2003 to 12/31/2003                                     $ 0.48575       $ 0.59231          7,337,137
  1/1/2004 to 12/31/2004                                     $ 0.59231       $ 0.61862          7,230,618
  1/1/2005 to 12/31/2005                                     $ 0.61862       $ 0.70931          6,595,962
  2/4/2002** to 12/31/2002                                   $ 0.96939       $ 0.71952            468,500
  1/1/2003 to 12/31/2003                                     $ 0.71952       $ 0.87711            894,243
  1/1/2004 to 12/31/2004                                     $ 0.87711       $ 0.91586            876,408
  1/1/2005 to 12/31/2005                                     $ 0.91586       $ 1.05009            589,003



---------------


*   Date that the original version of this annuity was first offered.


**  Date that the later version of this annuity was first offered.



*** Date that fund was added to this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.97950            634,300
  1/1/2001 to 12/31/2001                                     $ 0.97950       $ 0.90789         11,555,251
  1/1/2002 to 12/31/2002                                     $ 0.90789       $ 0.78925         15,191,121
  1/1/2003 to 12/31/2003                                     $ 0.78925       $ 0.95450         16,039,817
  1/1/2004 to 12/31/2004                                     $ 0.95450       $ 1.04368         17,290,243
  1/1/2005 to 12/31/2005                                     $ 1.04368       $ 1.10537         16,417,311
  2/4/2002** to 12/31/2002                                   $ 0.98741       $ 0.88919          3,237,019
  1/1/2003 to 12/31/2003                                     $ 0.88919       $ 1.07531          7,878,031
  1/1/2004 to 12/31/2004                                     $ 1.07531       $ 1.17556          8,754,294
  1/1/2005 to 12/31/2005                                     $ 1.17556       $ 1.24510          8,583,825
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 1.00406            665,041
  1/1/2001 to 12/31/2001                                     $ 1.00406       $ 0.98589          7,421,222
  1/1/2002 to 12/31/2002                                     $ 0.98589       $ 0.91328          9,100,181
  1/1/2003 to 12/31/2003                                     $ 0.91328       $ 1.04719          9,085,753
  1/1/2004 to 12/31/2004                                     $ 1.04719       $ 1.12223          8,961,218
  1/1/2005 to 12/31/2005                                     $ 1.12223       $ 1.16983          8,167,773
  2/4/2002** to 12/31/2002                                   $ 0.99056       $ 0.93724          2,160,940
  1/1/2003 to 12/31/2003                                     $ 0.93724       $ 1.07460          4,627,228
  1/1/2004 to 12/31/2004                                     $ 1.07460       $ 1.15153          5,146,963
  1/1/2005 to 12/31/2005                                     $ 1.15153       $ 1.20025          5,111,755
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 1.01245          1,945,466
  1/1/2001 to 12/31/2001                                     $ 1.01245       $ 0.89231         12,836,700
  1/1/2002 to 12/31/2002                                     $ 0.89231       $ 0.74041         17,952,480
  1/1/2003 to 12/31/2003                                     $ 0.74041       $ 0.94309         17,647,098
  1/1/2004 to 12/31/2004                                     $ 0.94309       $ 1.04459         15,572,408
  1/1/2005 to 12/31/2005                                     $ 1.04459       $ 1.12592         14,133,170
  2/4/2002** to 12/31/2002                                   $ 0.97222       $ 0.86531          1,531,223
  1/1/2003 to 12/31/2003                                     $ 0.86531       $ 1.10219          2,461,571
  1/1/2004 to 12/31/2004                                     $ 1.10219       $ 1.22069          2,614,141
  1/1/2005 to 12/31/2005                                     $ 1.22069       $ 1.31592          2,365,355
SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 1.10842            347,741
  1/1/2001 to 12/31/2001                                     $ 1.10842       $ 1.12495          4,276,752
  1/1/2002 to 12/31/2002                                     $ 1.12495       $ 0.94801          6,561,296
  1/1/2003 to 12/31/2003                                     $ 0.94801       $ 1.24199          6,319,129
  1/1/2004 to 12/31/2004                                     $ 1.24199       $ 1.47529          6,099,748
  1/1/2005 to 12/31/2005                                     $ 1.47529       $ 1.51912          5,293,472
  2/4/2002** to 12/31/2002                                   $ 0.98394       $ 0.84837          1,400,131
  1/1/2003 to 12/31/2003                                     $ 0.84837       $ 1.11138          2,062,258
  1/1/2004 to 12/31/2004                                     $ 1.11138       $ 1.32018          2,184,129
  1/1/2005 to 12/31/2005                                     $ 1.32018       $ 1.35931          2,008,349



---------------
*   Date that the original version of this annuity was first offered.



**  Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.95128          1,285,587
  1/1/2001 to 12/31/2001                                     $ 0.95128       $ 0.82464         12,218,602
  1/1/2002 to 12/31/2002                                     $ 0.82464       $ 0.67156         17,804,373
  1/1/2003 to 12/31/2003                                     $ 0.67156       $ 0.84789         17,689,737
  1/1/2004 to 12/31/2004                                     $ 0.84789       $ 0.94337         17,096,202
  1/1/2005 to 12/31/2005                                     $ 0.94337       $ 1.01435         17,557,074
  2/4/2002** to 12/31/2002                                   $ 0.98364       $ 0.84195          3,136,109
  1/1/2003 to 12/31/2003                                     $ 0.84195       $ 1.06298          6,768,302
  1/1/2004 to 12/31/2004                                     $ 1.06298       $ 1.18276          6,423,496
  1/1/2005 to 12/31/2005                                     $ 1.18276       $ 1.27166          6,549,624
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 1.04359            340,670
  1/1/2001 to 12/31/2001                                     $ 1.04359       $ 0.93845          3,631,142
  1/1/2002 to 12/31/2002                                     $ 0.93845       $ 0.77254          5,399,376
  1/1/2003 to 12/31/2003                                     $ 0.77254       $ 0.96388          5,066,577
  1/1/2004 to 12/31/2004                                     $ 0.96388       $ 1.11711          4,831,346
  1/1/2005 to 12/31/2005                                     $ 1.11711       $ 1.17263          4,199,033
  2/4/2002** to 12/31/2002                                   $ 0.97729       $ 0.83666            629,593
  1/1/2003 to 12/31/2003                                     $ 0.83666       $ 1.04392            954,720
  1/1/2004 to 12/31/2004                                     $ 1.04392       $ 1.20983            893,560
  1/1/2005 to 12/31/2005                                     $ 1.20983       $ 1.26994            790,703
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.94384            771,475
  1/1/2001 to 12/31/2001                                     $ 0.94384       $ 0.72410          3,506,727
  1/1/2002 to 12/31/2002                                     $ 0.72410       $ 0.59035          4,854,719
  1/1/2003 to 12/31/2003                                     $ 0.59035       $ 0.74002          4,547,076
  1/1/2004 to 12/31/2004                                     $ 0.74002       $ 0.84346          3,969,508
  1/1/2005 to 12/31/2005                                     $ 0.84346       $ 0.94447          3,771,188
  2/4/2002** to 12/31/2002                                   $ 0.99845       $ 0.85237            340,343
  1/1/2003 to 12/31/2003                                     $ 0.85237       $ 1.06858            590,537
  1/1/2004 to 12/31/2004                                     $ 1.06858       $ 1.21790            572,770
  1/1/2005 to 12/31/2005                                     $ 1.21790       $ 1.36388            656,550
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.91203            652,725
  1/1/2001 to 12/31/2001                                     $ 0.91203       $ 0.68879          2,142,104
  1/1/2002 to 12/31/2002                                     $ 0.68879       $ 0.48353          2,590,453
  1/1/2003 to 12/31/2003                                     $ 0.48353       $ 0.60361          2,698,640
  1/1/2004 to 12/31/2004                                     $ 0.60361       $ 0.66764          2,326,843
  1/1/2005 to 4/29/2005                                      $ 0.66764       $ 0.62350                  0
  2/4/2002** to 12/31/2002                                   $ 0.96820       $ 0.74329            298,366
  1/1/2003 to 12/31/2003                                     $ 0.74329       $ 0.92775            371,032
  1/1/2004 to 12/31/2004                                     $ 0.92775       $ 1.02631            356,922
  1/1/2005 to 4/29/2005                                      $ 1.02631       $ 0.95849                  0



---------------
*   Date that the original version of this annuity was first offered.



**  Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.97308            898,357
  1/1/2001 to 12/31/2001                                     $ 0.97308       $ 0.75748          3,582,388
  1/1/2002 to 12/31/2002                                     $ 0.75748       $ 0.40007          4,852,996
  1/1/2003 to 12/31/2003                                     $ 0.40007       $ 0.55177          5,200,522
  1/1/2004 to 12/31/2004                                     $ 0.55177       $ 0.64925          5,040,112
  1/1/2005 to 12/31/2005                                     $ 0.64925       $ 0.67270          6,475,653
  2/4/2002** to 12/31/2002                                   $ 0.95935       $ 0.58334            443,869
  1/1/2003 to 12/31/2003                                     $ 0.58334       $ 0.80433            889,923
  1/1/2004 to 12/31/2004                                     $ 0.80433       $ 0.94638          1,154,073
  1/1/2005 to 12/31/2005                                     $ 0.94638       $ 0.98056          1,261,588
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 1.01497            357,097
  1/1/2001 to 12/31/2001                                     $ 1.01497       $ 1.03861          4,268,423
  1/1/2002 to 12/31/2002                                     $ 1.03861       $ 1.02373          6,116,287
  1/1/2003 to 12/31/2003                                     $ 1.02373       $ 1.23341          6,310,187
  1/1/2004 to 12/31/2004                                     $ 1.23341       $ 1.32726          5,796,252
  1/1/2005 to 12/31/2005                                     $ 1.32726       $ 1.35899          4,811,051
  2/4/2002** to 12/31/2002                                   $ 0.99886       $ 0.98028            855,930
  1/1/2003 to 12/31/2003                                     $ 0.98028       $ 1.18110          1,738,166
  1/1/2004 to 12/31/2004                                     $ 1.18110       $ 1.27102          1,893,515
  1/1/2005 to 12/31/2005                                     $ 1.27102       $ 1.30124          1,665,655
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 1.04720          1,000,276
  1/1/2001 to 12/31/2001                                     $ 1.04720       $ 1.11959         11,539,026
  1/1/2002 to 12/31/2002                                     $ 1.11959       $ 1.20552         19,478,354
  1/1/2003 to 12/31/2003                                     $ 1.20552       $ 1.25602         18,363,129
  1/1/2004 to 12/31/2004                                     $ 1.25602       $ 1.30147         15,995,083
  1/1/2005 to 12/31/2005                                     $ 1.30147       $ 1.31138         13,268,389
  2/4/2002** to 12/31/2002                                   $ 1.00356       $ 1.06430          3,561,727
  1/1/2003 to 12/31/2003                                     $ 1.06430       $ 1.10880          5,785,170
  1/1/2004 to 12/31/2004                                     $ 1.10880       $ 1.14881          5,417,721
  1/1/2005 to 12/31/2005                                     $ 1.14881       $ 1.15783          4,813,423
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.83520            751,146
  1/1/2001 to 12/31/2001                                     $ 0.83520       $ 0.67599          4,283,284
  1/1/2002 to 12/31/2002                                     $ 0.67599       $ 0.45191          5,853,850
  1/1/2003 to 12/31/2003                                     $ 0.45191       $ 0.63214          5,459,913
  1/1/2004 to 12/31/2004                                     $ 0.63214       $ 0.75511          5,277,320
  1/1/2005 to 12/31/2005                                     $ 0.75511       $ 0.87543          5,635,408
  2/4/2002** to 12/31/2002                                   $ 0.96872       $ 0.71851            558,355
  1/1/2003 to 12/31/2003                                     $ 0.71851       $ 1.00492            839,091
  1/1/2004 to 12/31/2004                                     $ 1.00492       $ 1.20059            999,907
  1/1/2005 to 12/31/2005                                     $ 1.20059       $ 1.39173            964,961



---------------
*   Date that the original version of this annuity was first offered.



**  Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.83429            299,778
  1/1/2001 to 12/31/2001                                     $ 0.83429       $ 0.68010          1,791,008
  1/1/2002 to 12/31/2002                                     $ 0.68010       $ 0.46689          2,492,867
  1/1/2003 to 12/31/2003                                     $ 0.46689       $ 0.61913          2,418,839
  1/1/2004 to 12/31/2004                                     $ 0.61913       $ 0.60385          1,990,047
  1/1/2005 to 12/31/2005                                     $ 0.60385       $ 0.60904          1,851,337
  2/4/2002** to 12/31/2002                                   $ 0.97559       $ 0.72386            333,777
  1/1/2003 to 12/31/2003                                     $ 0.72386       $ 0.95974            686,605
  1/1/2004 to 12/31/2004                                     $ 0.95974       $ 0.93590            603,707
  1/1/2005 to 12/31/2005                                     $ 0.93590       $ 0.94404            528,034
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.79184            681,560
  1/1/2001 to 12/31/2001                                     $ 0.79184       $ 0.66008          2,292,067
  1/1/2002 to 12/31/2002                                     $ 0.66006       $ 0.48552          3,518,789
  1/1/2003 to 12/31/2003                                     $ 0.48552       $ 0.60141          3,590,577
  1/1/2004 to 12/31/2004                                     $ 0.60141       $ 0.65454          3,357,929
  1/1/2005 to 12/31/2005                                     $ 0.65454       $ 0.74182          3,048,714
  2/4/2002** to 12/31/2002                                   $ 0.97343       $ 0.77105            246,144
  1/1/2003 to 12/31/2003                                     $ 0.77105       $ 0.95511            466,537
  1/1/2004 to 12/31/2004                                     $ 0.95511       $ 1.03965            465,998
  1/1/2005 to 12/31/2005                                     $ 1.03965       $ 1.17827            448,012
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.75950          1,867,790
  1/1/2001 to 12/31/2001                                     $ 0.75950       $ 0.56029          3,190,764
  1/1/2002 to 12/31/2002                                     $ 0.56029       $ 0.32356          3,719,296
  1/1/2003 to 12/31/2003                                     $ 0.32356       $ 0.45339          3,517,920
  1/1/2004 to 12/31/2004                                     $ 0.45339       $ 0.44631          3,088,684
  1/1/2005 to 4/29/2005                                      $ 0.44631       $ 0.39839                  0
  2/4/2002** to 12/31/2002                                   $ 0.97073       $ 0.60135             37,987
  1/1/2003 to 12/31/2003                                     $ 0.60135       $ 0.84280            102,620
  1/1/2004 to 12/31/2004                                     $ 0.84280       $ 0.82935            498,409
  1/1/2005 to 4/29/2005                                      $ 0.82935       $ 0.74030                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                   $ 0.99987       $ 0.84626            696,580
  1/1/2001 to 12/31/2001                                     $ 0.84626       $ 0.53612          3,569,285
  1/1/2002 to 12/31/2002                                     $ 0.53612       $ 0.40856          4,807,881
  1/1/2003 to 12/31/2003                                     $ 0.40856       $ 0.56134          4,367,788
  1/1/2004 to 12/31/2004                                     $ 0.56134       $ 0.64383          4,287,963
  1/1/2005 to 12/31/2005                                     $ 0.64383       $ 0.73762          3,958,572
  2/4/2002** to 12/31/2002                                   $ 0.99602       $ 0.80127            201,649
  1/1/2003 to 12/31/2003                                     $ 0.80127       $ 1.10080            384,692
  1/1/2004 to 12/31/2004                                     $ 1.10080       $ 1.26270            480,052
  1/1/2005 to 12/31/2005                                     $ 1.26270       $ 1.44650            728,789
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99870       $ 9.99781                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                 $10.09321       $11.71644                  0
AST ALLIANCE BERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07954       $10.31589                  0
AST ALLIANCE BERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05465       $10.27041              5,581



---------------
*   Date that the original version of this annuity was first offered.


**  Date that the later version of this annuity was first offered.



*** Date that fund was first offered within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST ALLIANCE BERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04992       $11.32871                  0
AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04972       $10.40528              1,219
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06642       $10.33775                597
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04186       $10.32060             19,521
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99870       $10.01777             23,953
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99870       $10.00777              9,739
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14694       $12.02239              6,809
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99870       $10.02777              7,479
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08475       $10.71961             16,446
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01116       $10.31628              2,650
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04553       $10.02163              4,059
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99870       $10.96320             20,594
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01525       $10.62776              1,913
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03286       $10.76377              3,663
AST HIGH YIELD PORTFOLIO (FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97664       $ 9.86257              6,525
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99870       $10.58316              6,374
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91372       $10.65770              2,963
AST LARGE-CAP VALUE PORTFOLIO (FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07710       $10.56123             29,813
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99870       $ 9.95397             11,165
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12608       $10.90783             37,026
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96610       $10.48203             22,268
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03677       $10.76384                969



---------------



* Date that fund was first offered within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB;
                                        CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06487       $10.35723              3,172
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05559       $11.34064             11,195
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02180       $10.88951             48,540
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99870       $10.06112             17,498
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99870       $10.03777                  0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04850       $10.65131             17,561
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02851       $10.35969              3,508
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94923       $ 9.45336             40,500
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00270       $11.74369             41,136
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88086       $12.06669             25,863
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  9/22/2000** to 12/31/2000                                  $ 1.00398       $ 0.82995          1,012,346
  1/1/2001 to 12/31/2001                                     $ 0.82995       $ 0.61352          3,297,754
  1/1/2002 to 12/31/2002                                     $ 0.61352       $ 0.44250          3,579,587
  1/1/2003 to 12/31/2003                                     $ 0.44250       $ 0.57259          3,244,633
  1/1/2004 to 12/31/2004                                     $ 0.57259       $ 0.58726          2,949,675
  1/1/2005 to 12/31/2005                                     $ 0.58726       $ 0.60115          2,522,411
  2/4/2002*** to 12/31/2002                                  $ 0.97417       $ 0.74835            194,010
  1/1/2003 to 12/31/2003                                     $ 0.74835       $ 0.96861            294,378
  1/1/2004 to 12/31/2004                                     $ 0.96861       $ 0.99335            206,972
  1/1/2005 to 12/31/2005                                     $ 0.99335       $ 1.01701            173,263



---------------



*   Date that fund was first offered within this annuity.


**  Date that the original version of this annuity was first offered.


*** Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION


ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP OR STEP-UP GMDB;

                                     CONTRACT W/O CREDIT (1.70)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 1.00266        $ 0.81505           4,493,317
  1/1/2001 to 12/31/2001                                      $ 0.81505        $ 0.65525          18,580,183
  1/1/2002 to 12/31/2002                                      $ 0.65525        $ 0.44488          23,361,642
  1/1/2003 to 12/31/2003                                      $ 0.44488        $ 0.56973          23,101,389
  1/1/2004 to 12/31/2004                                      $ 0.56973        $ 0.61411          21,466,073
  1/1/2005 to 12/31/2005                                      $ 0.61411        $ 0.69178          19,375,168
  2/4/2002** to 12/31/2002                                    $ 0.97698        $ 0.70460           3,489,541
  1/12003 to 12/31/2003                                       $ 0.70460        $ 0.90235           2,024,261
  1/1/2004 to 12/31/2004                                      $ 0.90235        $ 0.97266           2,729,305
  1/1/2005 to 12/31/2005                                      $ 0.97266        $ 1.09561           2,173,385
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002*** to 12/31/2002                                   $ 1.00966        $ 0.80378              59,662
  1/1/2003 to 12/31/2003                                      $ 0.80378        $ 1.04045             428,298
  1/1/2004 to 12/31/2004                                      $ 1.04045        $ 1.12456             430,011
  1/1/2005 to 12/31/2005                                      $ 1.12456        $ 1.23269           2,149,056
  2/4/2002** to 12/31/2002                                    $ 0.97747        $ 0.77957             953,353
  1/1/2003 to 12/31/2003                                      $ 0.77957        $ 1.00913             860,862
  1/1/2004 to 12/31/2004                                      $ 1.00913        $ 1.09069           1,059,912
  1/1/2005 to 12/31/2005                                      $ 1.09069        $ 1.19560           1,131,741
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99801        $ 0.87590             436,450
  1/1/2001 to 12/31/2001                                      $ 0.87590        $ 0.70961           2,884,282
  1/1/2002 to 12/31/2002                                      $ 0.70961        $ 0.52224           3,815,417
  1/1/2003 to 12/31/2003                                      $ 0.52224        $ 0.68852           4,355,722
  1/1/2004 to 12/31/2004                                      $ 0.68852        $ 0.74184           4,009,890
  1/1/2005 to 12/31/2005                                      $ 0.74184        $ 0.84666           3,491,195
  2/4/2002** to 12/31/2002                                    $ 0.98629        $ 0.76460             632,886
  1/1/2003 to 12/31/2003                                      $ 0.76460        $ 1.00804             407,989
  1/1/2004 to 12/31/2004                                      $ 1.00804        $ 1.08618             843,924
  1/1/2005 to 12/31/2005                                      $ 1.08618        $ 1.23955             432,534
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 1.00038        $ 1.01298           3,183,106
  1/1/2001 to 12/31/2001                                      $ 1.01298        $ 1.03708          17,605,242
  1/1/2002 to 12/31/2002                                      $ 1.03708        $ 1.03529          20,261,707
  1/1/2003 to 12/31/2003                                      $ 1.03529        $ 1.02627          12,289,966
  1/1/2004 to 12/31/2004                                      $ 1.02627        $ 1.01927           7,891,934
  1/1/2005 to 12/31/2005                                      $ 1.01927        $ 1.03130           7,113,532
  2/4/2002** to 12/31/2002                                    $ 1.00001        $ 0.99820           7,735,441
  1/1/2003 to 12/31/2003                                      $ 0.99820        $ 0.98938           1,311,258
  1/1/2004 to 12/31/2004                                      $ 0.98938        $ 0.98250           1,879,910
  1/1/2005 to 12/31/2005                                      $ 0.98250        $ 0.99420           1,216,302



---------------


*   Date that the original version of this annuity was first offered.
**  Date that the later version of this annuity was first offered.
*** Date that the fund first became available within the original version of the annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION


ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;

                                        CONTRACT W/O CREDIT (1.70)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99963        $ 0.91059             849,860
  1/1/2001 to 12/31/2001                                      $ 0.91059        $ 0.78747           8,065,181
  1/1/2002 to 12/31/2002                                      $ 0.78747        $ 0.60247          12,033,767
  1/1/2003 to 12/31/2003                                      $ 0.60247        $ 0.75934          12,436,021
  1/1/2004 to 12/31/2004                                      $ 0.75934        $ 0.82464          12,670,373
  1/1/2005 to 12/31/2005                                      $ 0.82464        $ 0.84766          11,469,307
  2/4/2002** to 12/31/2002                                    $ 0.97531        $ 0.78297           3,594,789
  1/1/2003 to 12/31/2003                                      $ 0.78297        $ 0.98686           2,803,606
  1/1/2004 to 12/31/2004                                      $ 0.98686        $ 1.07179           3,023,353
  1/1/2005 to 12/31/2005                                      $ 1.07179        $ 1.10170           2,699,851
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002*** to 12/31/2002                                   $ 1.00860        $ 0.79585             265,185
  1/1/2003 to 12/31/2003                                      $ 0.79585        $ 1.00226             462,142
  1/1/2004 to 12/31/2004                                      $ 1.00226        $ 1.14632           1,226,810
  1/1/2005 to 12/31/2005                                      $ 1.14632        $ 1.31500           1,410,036
  2/4/2002** to 12/31/2002                                    $ 0.97743        $ 0.79137             952,004
  1/1/2003 to 12/31/2003                                      $ 0.79137        $ 0.99659           1,016,285
  1/1/2004 to 12/31/2004                                      $ 0.99659        $ 1.13969             928,366
  1/1/2005 to 12/31/2005                                      $ 1.13969        $ 1.30745           1,275,185
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.92916           1,073,826
  1/1/2001 to 12/31/2001                                      $ 0.92916        $ 0.74916           3,546,887
  1/1/2002 to 12/31/2002                                      $ 0.74916        $ 0.57340           4,412,377
  1/1/2003 to 12/31/2003                                      $ 0.57340        $ 0.74865           4,370,558
  1/1/2004 to 12/31/2004                                      $ 0.74865        $ 0.84470           4,533,805
  1/1/2005 to 12/31/2005                                      $ 0.84470        $ 0.91771           4,619,804
  2/4/2002** to 12/31/2002                                    $ 0.98196        $ 0.80023           1,363,991
  1/1/2003 to 12/31/2003                                      $ 0.80023        $ 1.04468             749,694
  1/1/2004 to 12/31/2004                                      $ 1.04468        $ 1.17887           1,367,214
  1/1/2005 to 12/31/2005                                      $ 1.17887        $ 1.28085             964,466
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.85596             898,874
  1/1/2001 to 12/31/2001                                      $ 0.85596        $ 0.63522           3,045,738
  1/1/2002 to 12/31/2002                                      $ 0.63522        $ 0.49375           4,079,956
  1/1/2003 to 12/31/2003                                      $ 0.49375        $ 0.61425           4,039,539
  1/1/2004 to 12/31/2004                                      $ 0.61425        $ 0.67571           3,783,930
  1/1/2005 to 4/29/2005                                       $ 0.67571        $ 0.62330                   0
  2/4/2002** to 12/31/2002                                    $ 0.97609        $ 0.80046             507,067
  1/1/2003 to 12/31/2003                                      $ 0.80046        $ 0.99570             382,741
  1/1/2004 to 12/31/2004                                      $ 0.99570        $ 1.09514             351,157
  1/1/2005 to 4/29/2005                                       $ 1.09514        $ 1.01017                   0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.83861           1,337,786
  1/1/2001 to 12/31/2001                                      $ 0.83861        $ 0.63760           5,822,149
  1/1/2002 to 12/31/2002                                      $ 0.63760        $ 0.53161           6,220,983
  1/1/2003 to 12/31/2003                                      $ 0.53161        $ 0.64656           5,782,647
  1/1/2004 to 12/31/2004                                      $ 0.64656        $ 0.69173           5,961,761
  1/1/2005 to 12/31/2005                                      $ 0.69173        $ 0.71174           5,496,734
  2/4/2002** to 12/31/2002                                    $ 0.98414        $ 0.85470             534,666
  1/1/2003 to 12/31/2003                                      $ 0.85470        $ 1.03952             423,871
  1/1/2004 to 12/31/2004                                      $ 1.03952        $ 1.11199             235,424
  1/1/2005 to 12/31/2005                                      $ 1.11199        $ 1.14409             348,158



---------------


*   Date that the original version of this annuity was first offered.
**  Date that the later version of this annuity was first offered.
*** Date that the fund first became available within the original version of the annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION


ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;

                                        CONTRACT W/O CREDIT (1.70)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.85163           1,592,163
  1/1/2001 to 12/31/2001                                      $ 0.85163        $ 0.71633           8,117,901
  1/1/2002 to 12/31/2002                                      $ 0.71633        $ 0.48468          10,393,972
  1/1/2003 to 12/31/2003                                      $ 0.48468        $ 0.59025           9,702,738
  1/1/2004 to 12/31/2004                                      $ 0.59025        $ 0.61576           9,100,993
  1/1/2005 to 12/31/2005                                      $ 0.61576        $ 0.70537           8,333,436
  2/4/2002** to 12/31/2002                                    $ 0.96938        $ 0.71891           1,351,694
  1/1/2003 to 12/31/2003                                      $ 0.71891        $ 0.87543             764,961
  1/1/2004 to 12/31/2004                                      $ 0.87543        $ 0.91332           1,058,862
  1/1/2005 to 12/31/2005                                      $ 0.91332        $ 1.04619             592,042
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.97922           1,836,214
  1/1/2001 to 12/31/2001                                      $ 0.97922        $ 0.90679          18,809,220
  1/1/2002 to 12/31/2002                                      $ 0.90679        $ 0.78749          30,044,437
  1/1/2003 to 12/31/2003                                      $ 0.78749        $ 0.95147          31,200,044
  1/1/2004 to 12/31/2004                                      $ 0.95147        $ 1.03936          31,779,472
  1/1/2005 to 12/31/2005                                      $ 1.03936        $ 1.09974          30,094,214
  2/4/2002** to 12/31/2002                                    $ 0.98740        $ 0.88845           8,586,292
  1/1/2003 to 12/31/2003                                      $ 0.88845        $ 1.07335           7,005,679
  1/1/2004 to 12/31/2004                                      $ 1.07335        $ 1.17241           7,803,076
  1/1/2005 to 12/31/2005                                      $ 1.17241        $ 1.24068           9,137,444
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 1.00374             288,927
  1/1/2001 to 12/31/2001                                      $ 1.00374        $ 0.98439          10,395,749
  1/1/2002 to 12/31/2002                                      $ 0.98439        $ 0.91103          15,264,982
  1/1/2003 to 12/31/2003                                      $ 0.91103        $ 1.04344          15,656,169
  1/1/2004 to 12/31/2004                                      $ 1.04344        $ 1.11720          14,773,337
  1/1/2005 to 12/31/2005                                      $ 1.11720        $ 1.16340          13,033,768
  2/4/2002** to 12/31/2002                                    $ 0.99055        $ 0.93640           6,136,137
  1/1/2003 to 12/31/2003                                      $ 0.93640        $ 1.07265           4,880,605
  1/1/2004 to 12/31/2004                                      $ 1.07265        $ 1.14845           5,740,780
  1/1/2005 to 12/31/2005                                      $ 1.14845        $ 1.19605           5,932,029
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 1.01213           3,194,985
  1/1/2001 to 12/31/2001                                      $ 1.01213        $ 0.89127          21,617,427
  1/1/2002 to 12/31/2002                                      $ 0.89127        $ 0.73878          26,427,460
  1/1/2003 to 12/31/2003                                      $ 0.73878        $ 0.94006          25,306,876
  1/1/2004 to 12/31/2004                                      $ 0.94006        $ 1.04012          24,309,050
  1/1/2005 to 12/31/2005                                      $ 1.04012        $ 1.12018          22,067,916
  2/4/2002** to 12/31/2002                                    $ 0.97221        $ 0.86447           4,429,558
  1/1/2003 to 12/31/2003                                      $ 0.86447        $ 1.09995           2,997,206
  1/1/2004 to 12/31/2004                                      $ 1.09995        $ 1.21711           3,783,310
  1/1/2005 to 12/31/2005                                      $ 1.21711        $ 1.31075           2,562,151



---------------



*  Date that the original version of this annuity was first offered.


** Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION


ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;

                                        CONTRACT W/O CREDIT (1.70)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 1.10805             866,330
  1/1/2001 to 12/31/2001                                      $ 1.10805        $ 1.12346           6,562,121
  1/1/2002 to 12/31/2002                                      $ 1.12346        $ 0.94585           9,585,670
  1/1/2003 to 12/31/2003                                      $ 0.94585        $ 1.23790           9,470,267
  1/1/2004 to 12/31/2004                                      $ 1.23790        $ 1.46896           9,277,918
  1/1/2005 to 12/31/2005                                      $ 1.46896        $ 1.51105           8,375,403
  2/4/2002** to 12/31/2002                                    $ 0.98393        $ 0.84758           3,090,770
  1/1/2003 to 12/31/2003                                      $ 0.84758        $ 1.10934           2,304,313
  1/1/2004 to 12/31/2004                                      $ 1.10934        $ 1.31647           2,434,924
  1/1/2005 to 12/31/2005                                      $ 1.31647        $ 1.35426           2,168,215
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.95105           1,300,041
  1/1/2001 to 12/31/2001                                      $ 0.95105        $ 0.82369          17,314,002
  1/1/2002 to 12/31/2002                                      $ 0.82369        $ 0.67004          25,198,431
  1/1/2003 to 12/31/2003                                      $ 0.67004        $ 0.84514          25,770,773
  1/1/2004 to 12/31/2004                                      $ 0.84514        $ 0.93943          26,063,413
  1/1/2005 to 12/31/2005                                      $ 0.93943        $ 1.00920          24,806,144
  2/4/2002** to 12/31/2002                                    $ 0.98363        $ 0.84121           8,259,878
  1/1/2003 to 12/31/2003                                      $ 0.84121        $ 1.06103           5,792,461
  1/1/2004 to 12/31/2004                                      $ 1.06103        $ 1.17943           7,900,530
  1/1/2005 to 12/31/2005                                      $ 1.17943        $ 1.26698           7,043,164
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 1.04325             305,406
  1/1/2001 to 12/31/2001                                      $ 1.04325        $ 0.93729           5,030,228
  1/1/2002 to 12/31/2002                                      $ 0.93729        $ 0.77078           7,773,411
  1/1/2003 to 12/31/2003                                      $ 0.77078        $ 0.96079           7,270,128
  1/1/2004 to 12/31/2004                                      $ 0.96079        $ 1.11243           6,723,499
  1/1/2005 to 12/31/2005                                      $ 1.11243        $ 1.16662           6,417,921
  2/4/2002** to 12/31/2002                                    $ 0.97728        $ 0.83592           1,893,068
  1/1/2003 to 12/31/2003                                      $ 0.83592        $ 1.04188           1,117,896
  1/1/2004 to 12/31/2004                                      $ 1.04188        $ 1.20630           1,605,278
  1/1/2005 to 12/31/2005                                      $ 1.20630        $ 1.26499           1,106,656
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.94350             752,798
  1/1/2001 to 12/31/2001                                      $ 0.94350        $ 0.72306           6,757,406
  1/1/2002 to 12/31/2002                                      $ 0.72306        $ 0.58896           8,246,093
  1/1/2003 to 12/31/2003                                      $ 0.58896        $ 0.73752           7,756,126
  1/1/2004 to 12/31/2004                                      $ 0.73752        $ 0.83972           7,419,115
  1/1/2005 to 12/31/2005                                      $ 0.83972        $ 0.93945           7,065,085
  2/4/2002** to 12/31/2002                                    $ 0.99844        $ 0.85162           1,760,378
  1/1/2003 to 12/31/2003                                      $ 0.85162        $ 1.06666           1,161,545
  1/1/2004 to 12/31/2004                                      $ 1.06666        $ 1.21453           1,073,022
  1/1/2005 to 12/31/2005                                      $ 1.21453        $ 1.35866           1,185,219



---------------



*  Date that the original version of this annuity was first offered.


** Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION


ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;

                                        CONTRACT W/O CREDIT (1.70)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.91177             690,992
  1/1/2001 to 12/31/2001                                      $ 0.91177        $ 0.68787           3,167,301
  1/1/2002 to 12/31/2002                                      $ 0.68787        $ 0.48243           3,528,858
  1/1/2003 to 12/31/2003                                      $ 0.48243        $ 0.60135           3,805,676
  1/1/2004 to 12/31/2004                                      $ 0.60135        $ 0.66452           3,233,709
  1/1/2005 to 4/29/2005                                       $ 0.66452        $ 0.62038                   0
  2/4/2002** to 12/31/2002                                    $ 0.96819        $ 0.74266             415,620
  1/1/2003 to 12/31/2003                                      $ 0.74266        $ 0.92599             313,039
  1/1/2004 to 12/31/2004                                      $ 0.92599        $ 1.02348             320,717
  1/1/2005 to 4/29/2005                                       $ 1.02348        $ 0.95543                   0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.97285           1,175,567
  1/1/2001 to 12/31/2001                                      $ 0.97285        $ 0.75655           5,759,019
  1/1/2002 to 12/31/2002                                      $ 0.75655        $ 0.39925           7,287,557
  1/1/2003 to 12/31/2003                                      $ 0.39925        $ 0.54998           8,167,528
  1/1/2004 to 12/31/2004                                      $ 0.54998        $ 0.64649           8,385,132
  1/1/2005 to 12/31/2005                                      $ 0.64649        $ 0.66904          10,893,833
  2/4/2002** to 12/31/2002                                    $ 0.95934        $ 0.58278           1,587,489
  1/1/2003 to 12/31/2003                                      $ 0.58278        $ 0.80279           1,212,454
  1/1/2004 to 12/31/2004                                      $ 0.80279        $ 0.94368           1,841,301
  1/1/2005 to 12/31/2005                                      $ 0.94368        $ 0.97674           1,605,533
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 1.01459             444,968
  1/1/2001 to 12/31/2001                                      $ 1.01459        $ 1.03690           6,272,409
  1/1/2002 to 12/31/2002                                      $ 1.03690        $ 1.02112           8,434,688
  1/1/2003 to 12/31/2003                                      $ 1.02112        $ 1.22912           9,569,836
  1/1/2004 to 12/31/2004                                      $ 1.22912        $ 1.32123           8,609,392
  1/1/2005 to 12/31/2005                                      $ 1.32123        $ 1.35171           7,649,944
  2/4/2002** to 12/31/2002                                    $ 0.99885        $ 0.97913           3,687,930
  1/1/2003 to 12/31/2003                                      $ 0.97913        $ 1.17866           2,341,557
  1/1/2004 to 12/31/2004                                      $ 1.17866        $ 1.26694           4,626,435
  1/1/2005 to 12/31/2005                                      $ 1.26694        $ 1.29605           1,968,434
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 1.04684             793,489
  1/1/2001 to 12/31/2001                                      $ 1.04684        $ 1.11822          17,147,878
  1/1/2002 to 12/31/2002                                      $ 1.11822        $ 1.20285          28,256,991
  1/1/2003 to 12/31/2003                                      $ 1.20285        $ 1.25194          25,897,155
  1/1/2004 to 12/31/2004                                      $ 1.25194        $ 1.29596          23,076,597
  1/1/2005 to 12/31/2005                                      $ 1.29596        $ 1.30484          21,228,508
  2/4/2002** to 12/31/2002                                    $ 1.00355        $ 1.06315          13,541,884
  1/1/2003 to 12/31/2003                                      $ 1.06315        $ 1.10659           7,120,603
  1/1/2004 to 12/31/2004                                      $ 1.10659        $ 1.14570           9,637,191
  1/1/2005 to 12/31/2005                                      $ 1.14570        $ 1.15365           4,911,871



---------------



*  Date that the original version of this annuity was first offered.


** Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION


ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;

                                        CONTRACT W/O CREDIT (1.70)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.83496           1,729,790
  1/1/2001 to 12/31/2001                                      $ 0.83496        $ 0.67514           7,641,248
  1/1/2002 to 12/31/2002                                      $ 0.67514        $ 0.45086          10,406,229
  1/1/2003 to 12/31/2003                                      $ 0.45086        $ 0.63000          11,019,290
  1/1/2004 to 12/31/2004                                      $ 0.63000        $ 0.75197          10,081,825
  1/1/2005 to 12/31/2005                                      $ 0.75197        $ 0.87096          11,453,055
  2/4/2002** to 12/31/2002                                    $ 0.96871        $ 0.71792           1,252,294
  1/1/2003 to 12/31/2003                                      $ 0.71792        $ 1.00313           1,262,478
  1/1/2004 to 12/31/2004                                      $ 1.00313        $ 1.19735           1,042,740
  1/1/2005 to 12/31/2005                                      $ 1.19735        $ 1.38677           1,289,065
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.83404             782,539
  1/1/2001 to 12/31/2001                                      $ 0.83404        $ 0.67926           3,991,681
  1/1/2002 to 12/31/2002                                      $ 0.67926        $ 0.46578           4,962,139
  1/1/2003 to 12/31/2003                                      $ 0.46578        $ 0.61704           4,953,123
  1/1/2004 to 12/31/2004                                      $ 0.61704        $ 0.60112           4,802,986
  1/1/2005 to 12/31/2005                                      $ 0.60112        $ 0.60571           4,334,848
  2/4/2002** to 12/31/2002                                    $ 0.97558        $ 0.72319             647,683
  1/1/2003 to 12/31/2003                                      $ 0.72319        $ 0.95797             467,883
  1/1/2004 to 12/31/2004                                      $ 0.95797        $ 0.93329             776,033
  1/1/2005 to 12/31/2005                                      $ 0.93329        $ 0.94049             426,838
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.79161             997,234
  1/1/2001 to 12/31/2001                                      $ 0.79161        $ 0.65929           3,749,277
  1/1/2002 to 12/31/2002                                      $ 0.65929        $ 0.48451           4,556,334
  1/1/2003 to 12/31/2003                                      $ 0.48451        $ 0.59950           4,672,191
  1/1/2004 to 12/31/2004                                      $ 0.59950        $ 0.65198           4,441,413
  1/1/2005 to 12/31/2005                                      $ 0.65198        $ 0.73825           3,994,630
  2/4/2002** to 12/31/2002                                    $ 0.97342        $ 0.77024             474,559
  1/1/2003 to 12/31/2003                                      $ 0.77024        $ 0.95310             370,219
  1/1/2004 to 12/31/2004                                      $ 0.95310        $ 1.03632             308,530
  1/1/2005 to 12/31/2005                                      $ 1.03632        $ 1.17337             326,077
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000* to 12/31/2000                                    $ 0.99986        $ 0.75927           2,337,710
  1/1/2001 to 12/31/2001                                      $ 0.75927        $ 0.55947           4,812,766
  1/1/2002 to 12/31/2002                                      $ 0.55947        $ 0.32275           5,700,986
  1/1/2003 to 12/31/2003                                      $ 0.32275        $ 0.45192           4,997,667
  1/1/2004 to 12/31/2004                                      $ 0.45192        $ 0.44440           4,827,400
  1/1/2005 to 4/29/2005                                       $ 0.44440        $ 0.39653                   0
  2/4/2002** to 12/31/2002                                    $ 0.97072        $ 0.60084             157,707
  1/1/2003 to 12/31/2003                                      $ 0.60084        $ 0.84117             164,332
  1/1/2004 to 12/31/2004                                      $ 0.84117        $ 0.82711             161,028
  1/1/2005 to 4/29/2005                                       $ 0.82711        $ 0.73808                   0



---------------



*  Date that the original version of this annuity was first offered.


** Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION


ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;

                                        CONTRACT W/O CREDIT (1.70)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  9/22/2000** to 12/31/2000                                   $ 0.99986        $ 0.84597           1,178,408
  1/1/2001 to 12/31/2001                                      $ 0.84597        $ 0.53544           6,127,723
  1/1/2002 to 12/31/2002                                      $ 0.53544        $ 0.40766           7,545,235
  1/1/2003 to 12/31/2003                                      $ 0.40766        $ 0.55950           7,181,301
  1/1/2004 to 12/31/2004                                      $ 0.55950        $ 0.64107           7,428,405
  1/1/2005 to 12/31/2005                                      $ 0.64107        $ 0.73359           6,918,211
  2/4/2002*** to 12/31/2002                                   $ 0.99601        $ 0.80064           1,013,026
  1/1/2003 to 12/31/2003                                      $ 0.80064        $ 1.09883             558,216
  1/1/2004 to 12/31/2004                                      $ 1.09883        $ 1.25919             782,130
  1/1/2005 to 12/31/2005                                      $ 1.25919        $ 1.44115             574,284
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99861        $ 9.99703               2,529
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09313        $11.70803                   0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07946        $10.30771                   0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05457        $10.26237                   0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04984        $11.32069                   0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04963        $10.39700               5,093
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06633        $10.32962                   0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04178        $10.31244                 516
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99861        $10.01704               2,734
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99861        $10.00705              13,552
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14685        $12.01306              13,514
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99861        $10.02703                   0
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08467        $10.71115               5,264
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01108        $10.30811                   0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04545        $10.01375               3,239
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99861        $10.95449              10,345
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01517        $10.61938                  94
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03278        $10.75513                 830



---------------



*   Date that the fund first became available within the annuity.


**  Date that the original version of this annuity was first offered.


*** Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION


ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP GMDB;

                                        CONTRACT W/O CREDIT (1.70)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
AST HIGH YIELD PORTFOLIO (FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.97656        $ 9.85471               4,334
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99861        $10.57473              11,761
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91364        $10.64929               6,646
AST LARGE-CAP VALUE PORTFOLIO (FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07702        $10.55290              51,577
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99861        $ 9.94598               5,020
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12600        $10.89913              20,889
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96601        $10.47375              10,878
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03669        $10.75526               3,966
AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06478        $10.34908                 564
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05551        $11.33176              14,910
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02172        $10.88085              31,919
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99861        $10.05342              22,773
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99861        $10.03702               5,796
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04842        $10.64280               5,194
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02843        $10.35158               1,747
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94915        $ 9.44591              23,323
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00261        $11.73430              55,886
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88078        $12.05713              16,457
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  9/22/2000** to 12/31/2000                                   $ 1.00397        $ 0.82976           1,295,174
  1/1/2001 to 12/31/2001                                      $ 0.82976        $ 0.61281           4,290,126
  1/1/2002 to 12/31/2002                                      $ 0.61281        $ 0.44152           4,661,577
  1/1/2003 to 12/31/2003                                      $ 0.44152        $ 0.57082           4,557,171
  1/1/2004 to 12/31/2004                                      $ 0.57082        $ 0.58487           4,033,074
  1/1/2005 to 12/31/2005                                      $ 0.58487        $ 0.59821           3,716,230
  2/4/2002*** to 12/31/2002                                   $ 0.97417        $ 0.74773             494,202
  1/1/2003 to 12/31/2003                                      $ 0.74773        $ 0.96681             328,316
  1/1/2004 to 12/31/2004                                      $ 0.96681        $ 0.99054             476,463
  1/1/2005 to 12/31/2005                                      $ 0.99054        $ 1.01312             194,649



---------------



*   Date that the fund first became available within the annuity.


**  Date that the original version of this annuity was first offered.


*** Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP GMDB; CONTRACT W/ CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97698       $ 0.70460          2,127,414
  1/1/2003 to 12/31/2003                                     $ 0.70460       $ 0.90235          2,840,879
  1/1/2004 to 12/31/2004                                     $ 0.90235       $ 0.97266          2,729,305
  1/1/2005 to 12/31/2005                                     $ 0.97266       $ 1.09561          2,461,063
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97747       $ 0.77957            401,207
  1/1/2003 to 12/31/2003                                     $ 0.77957       $ 1.00913            856,309
  1/1/2004 to 12/31/2004                                     $ 1.00913       $ 1.09069          1,059,912
  1/1/2005 to 12/31/2005                                     $ 1.09069       $ 1.19560          1,234,736
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98629       $ 0.76460            438,428
  1/1/2003 to 12/31/2003                                     $ 0.76460       $ 1.00804            771,250
  1/1/2004 to 12/31/2004                                     $ 1.00804       $ 1.08618            843,924
  1/1/2005 to 12/31/2005                                     $ 1.08618       $ 1.23955            816,317
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00001       $ 0.99820          6,644,060
  1/1/2003 to 12/31/2003                                     $ 0.99820       $ 0.98938          2,962,565
  1/1/2004 to 12/31/2004                                     $ 0.98938       $ 0.98250          1,879,910
  1/1/2005 to 12/31/2005                                     $ 0.98250       $ 0.99420          2,000,833
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97531       $ 0.78297          1,778,189
  1/1/2003 to 12/31/2003                                     $ 0.78297       $ 0.98686          3,215,486
  1/1/2004 to 12/31/2004                                     $ 0.98686       $ 1.07179          3,023,353
  1/1/2005 to 12/31/2005                                     $ 1.07179       $ 1.10170          2,489,596
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97743       $ 0.79137            341,751
  1/1/2003 to 12/31/2003                                     $ 0.79137       $ 0.99659            715,845
  1/1/2004 to 12/31/2004                                     $ 0.99659       $ 1.13969            928,366
  1/1/2005 to 12/31/2005                                     $ 1.13969       $ 1.30745            866,394
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98196       $ 0.80023            988,217
  1/1/2003 to 12/31/2003                                     $ 0.80023       $ 1.04468          1,161,107
  1/1/2004 to 12/31/2004                                     $ 1.04468       $ 1.17887          1,367,214
  1/1/2005 to 12/31/2005                                     $ 1.17887       $ 1.28085          1,754,448
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97609       $ 0.80046            256,760
  1/1/2003 to 12/31/2003                                     $ 0.80046       $ 0.99570            331,007
  1/1/2004 to 12/31/2004                                     $ 0.99570       $ 1.09514            351,157
  1/1/2005 to 4/29/2005                                      $ 1.09514       $ 1.01017                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98414       $ 0.85470            292,237
  1/1/2003 to 12/31/2003                                     $ 0.85470       $ 1.03952            262,241
  1/1/2004 to 12/31/2004                                     $ 1.03952       $ 1.11199            235,424
  1/1/2005 to 12/31/2005                                     $ 1.11199       $ 1.14409            316,704
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96938       $ 0.71891            700,447
  1/1/2003 to 12/31/2003                                     $ 0.71891       $ 0.87543          1,083,887
  1/1/2004 to 12/31/2004                                     $ 0.87543       $ 0.91332          1,058,862
  1/1/2005 to 12/31/2005                                     $ 0.91332       $ 1.04619            974,030



---------------



* Date that later version of the annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB; CONTRACT W/ CREDIT
                                     (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98740       $ 0.88845          5,573,052
  1/1/2003 to 12/31/2003                                     $ 0.88845       $ 1.07335          6,998,793
  1/1/2004 to 12/31/2004                                     $ 1.07335       $ 1.17241          7,803,076
  1/1/2005 to 12/31/2005                                     $ 1.17241       $ 1.24068          8,165,277
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99055       $ 0.93640          4,494,805
  1/1/2003 to 12/31/2003                                     $ 0.93640       $ 1.07265          5,805,508
  1/1/2004 to 12/31/2004                                     $ 1.07265       $ 1.14845          5,740,780
  1/1/2005 to 12/31/2005                                     $ 1.14845       $ 1.19605          5,315,647
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97221       $ 0.86447          2,517,079
  1/1/2003 to 12/31/2003                                     $ 0.86447       $ 1.09995          3,473,264
  1/1/2004 to 12/31/2004                                     $ 1.09995       $ 1.21711          3,783,310
  1/1/2005 to 12/31/2005                                     $ 1.21711       $ 1.31075          3,206,330
SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98393       $ 0.84758          1,594,220
  1/1/2003 to 12/31/2003                                     $ 0.84758       $ 1.10934          2,313,251
  1/1/2004 to 12/31/2004                                     $ 1.10934       $ 1.31647          2,434,924
  1/1/2005 to 12/31/2005                                     $ 1.31647       $ 1.35426          2,353,762
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98363       $ 0.84121          4,354,281
  1/1/2003 to 12/31/2003                                     $ 0.84121       $ 1.06103          6,828,949
  1/1/2004 to 12/31/2004                                     $ 1.06103       $ 1.17943          7,900,530
  1/1/2005 to 12/31/2005                                     $ 1.17943       $ 1.26698          8,480,761
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97728       $ 0.83592          1,102,164
  1/1/2003 to 12/31/2003                                     $ 0.83592       $ 1.04188          1,345,061
  1/1/2004 to 12/31/2004                                     $ 1.04188       $ 1.20630          1,605,278
  1/1/2005 to 12/31/2005                                     $ 1.20630       $ 1.26499          1,545,123
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99844       $ 0.85162            910,022
  1/1/2003 to 12/31/2003                                     $ 0.85162       $ 1.06666          1,054,410
  1/1/2004 to 12/31/2004                                     $ 1.06666       $ 1.21453          1,073,022
  1/1/2005 to 12/31/2005                                     $ 1.21453       $ 1.35866          1,104,999
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96819       $ 0.74266            238,973
  1/1/2003 to 12/31/2003                                     $ 0.74266       $ 0.92599            313,352
  1/1/2004 to 12/31/2004                                     $ 0.92599       $ 1.02348            320,717
  1/1/2005 to 4/29/2005                                      $ 1.02348       $ 0.95543                  0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.95934       $ 0.58278            603,103
  1/1/2003 to 12/31/2003                                     $ 0.58278       $ 0.80279          1,601,044
  1/1/2004 to 12/31/2004                                     $ 0.80279       $ 0.94368          1,841,301
  1/1/2005 to 12/31/2005                                     $ 0.94368       $ 0.97674          1,851,369
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99885       $ 0.97913          2,168,040
  1/1/2003 to 12/31/2003                                     $ 0.97913       $ 1.17866          4,568,136
  1/1/2004 to 12/31/2004                                     $ 1.17866       $ 1.26694          4,626,435
  1/1/2005 to 12/31/2005                                     $ 1.26694       $ 1.29605          4,436,562



---------------



* Date that later version of the annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB; CONTRACT W/ CREDIT
                                     (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002** to 12/31/2002                                   $ 1.00355       $ 1.06315          9,686,732
  1/1/2003 to 12/31/2003                                     $ 1.06315       $ 1.10659         10,685,032
  1/1/2004 to 12/31/2004                                     $ 1.10659       $ 1.14570          9,637,191
  1/1/2005 to 12/31/2005                                     $ 1.14570       $ 1.15365          8,638,909
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002** to 12/31/2002                                   $ 0.96871       $ 0.71792            648,041
  1/1/2003 to 12/31/2003                                     $ 0.71792       $ 1.00313            990,918
  1/1/2004 to 12/31/2004                                     $ 1.00313       $ 1.19735          1,042,740
  1/1/2005 to 12/31/2005                                     $ 1.19735       $ 1.38677          1,115,506
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002** to 12/31/2002                                   $ 0.97558       $ 0.72319            356,748
  1/1/2003 to 12/31/2003                                     $ 0.72319       $ 0.95797            615,333
  1/1/2004 to 12/31/2004                                     $ 0.95797       $ 0.93329            776,033
  1/1/2005 to 12/31/2005                                     $ 0.93329       $ 0.94049            666,093
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002** to 12/31/2002                                   $ 0.97342       $ 0.77024            230,975
  1/1/2003 to 12/31/2003                                     $ 0.77024       $ 0.95310            309,686
  1/1/2004 to 12/31/2004                                     $ 0.95310       $ 1.03632            308,530
  1/1/2005 to 12/31/2005                                     $ 1.03632       $ 1.17337            375,950
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002** to 12/31/2002                                   $ 0.97072       $ 0.60084             91,410
  1/1/2003 to 12/31/2003                                     $ 0.60084       $ 0.84117            320,711
  1/1/2004 to 12/31/2004                                     $ 0.84117       $ 0.82711            161,028
  1/1/2005 to 4/29/2005                                      $ 0.82711       $ 0.73808                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002** to 12/31/2002                                   $ 0.99601       $ 0.80064            589,507
  1/1/2003 to 12/31/2003                                     $ 0.80064       $ 1.09883            774,192
  1/1/2004 to 12/31/2004                                     $ 1.09883       $ 1.25919            782,130
  1/1/2005 to 12/31/2005                                     $ 1.25919       $ 1.44115            943,755
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99861       $ 9.99703                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09313       $11.70803                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07946       $10.30771                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05457       $10.26237                 60
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04984       $11.32069                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04963       $10.39700                881
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06633       $10.32962                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04178       $10.31244                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99861       $10.01704                  0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99861       $10.00705                  0
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14685       $12.01306              7,396



---------------

*  Date that fund and/or benefit was first added to this annuity.


** Date that later version of annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB; CONTRACT W/ CREDIT
                                     (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99861       $10.02703              6,213
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08467       $10.71115                833
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01108       $10.30811              2,041
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04545       $10.01375                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99861       $10.95449              1,255
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01517       $10.61938                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03278       $10.75513                  0
AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97656       $ 9.85471                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99861       $10.57473              3,751
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91364       $10.64929              6,824
AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07702       $10.55290             13,385
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99861       $ 9.94598              8,470
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12600       $10.89913              1,622
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96601       $10.47375              4,420
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03669       $10.75526                  0
AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06478       $10.34908                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05551       $11.33176              8,397
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02172       $10.88085              6,223
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99861       $10.05342             13,013
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99861       $10.03702                  0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04842       $10.64280              1,678
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02843       $10.35158              2,680
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94915       $ 9.44591                819



---------------



* Date that fund and/or benefit was first added to annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMDB; CONTRACT W/ CREDIT
                                     (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00261       $11.73430             83,595
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88078       $12.05713              2,202
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  2/4/2002** to 12/31/2002                                   $ 0.97417       $ 0.74773            291,406
  1/1/2003 to 12/31/2003                                     $ 0.74773       $ 0.96681            522,125
  1/1/2004 to 12/31/2004                                     $ 0.96681       $ 0.99054            476,463
  1/1/2005 to 12/31/2005                                     $ 0.99054       $ 1.01312            397,310

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97697       $ 0.70404          3,450,602
  1/1/2003 to 12/31/2003                                     $ 0.70404       $ 0.90077          4,271,253
  1/1/2004 to 12/31/2004                                     $ 0.90077       $ 0.97012          4,010,217
  1/1/2005 to 12/31/2005                                     $ 0.97012       $ 1.09167          4,065,379
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97747       $ 0.77888            725,818
  1/1/2003 to 12/31/2003                                     $ 0.77888       $ 1.00718          1,224,111
  1/1/2004 to 12/31/2004                                     $ 1.00718       $ 1.08760          1,340,118
  1/1/2005 to 12/31/2005                                     $ 1.08760       $ 1.19094          1,598,592
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98628       $ 0.76397            931,954
  1/1/2003 to 12/31/2003                                     $ 0.76397       $ 1.00614          1,199,999
  1/1/2004 to 12/31/2004                                     $ 1.00614       $ 1.08309          1,387,305
  1/1/2005 to 12/31/2005                                     $ 1.08309       $ 1.23502          1,319,331
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00000       $ 0.99705          7,056,377
  1/1/2003 to 12/31/2003                                     $ 0.99705       $ 0.98772          4,876,470
  1/1/2004 to 12/31/2004                                     $ 0.98772       $ 0.98001          3,229,041
  1/1/2005 to 12/31/2005                                     $ 0.98001       $ 0.99064          2,739,373
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97531       $ 0.78234          2,610,229
  1/1/2003 to 12/31/2003                                     $ 0.78234       $ 0.98518          4,147,497
  1/1/2004 to 12/31/2004                                     $ 0.98518       $ 1.06881          4,239,763
  1/1/2005 to 12/31/2005                                     $ 1.06881       $ 1.09753          3,872,414
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97743       $ 0.79064          1,420,530
  1/1/2003 to 12/31/2003                                     $ 0.79064       $ 0.99472          1,723,071
  1/1/2004 to 12/31/2004                                     $ 0.99472       $ 1.13655          1,711,511
  1/1/2005 to 12/31/2005                                     $ 1.13655       $ 1.30259          1,960,129
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98195       $ 0.79951            804,367
  1/1/2003 to 12/31/2003                                     $ 0.79951       $ 1.04273          1,054,946
  1/1/2004 to 12/31/2004                                     $ 1.04273       $ 1.17542          1,819,093
  1/1/2005 to 12/31/2005                                     $ 1.17542       $ 1.27571          1,829,995
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97608       $ 0.79994            513,944
  1/1/2003 to 12/31/2003                                     $ 0.79994       $ 0.99412            576,177
  1/1/2004 to 12/31/2004                                     $ 0.99412       $ 1.09235            729,494
  1/1/2005 to 4/29/2005                                      $ 1.09235       $ 1.00731                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98413       $ 0.85392            334,119
  1/1/2003 to 12/31/2003                                     $ 0.85392       $ 1.03750            646,553
  1/1/2004 to 12/31/2004                                     $ 1.03750       $ 1.10877            719,848
  1/1/2005 to 12/31/2005                                     $ 1.10877       $ 1.13968            805,708
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96937       $ 0.71821          1,027,592
  1/1/2003 to 12/31/2003                                     $ 0.71821       $ 0.87389          1,398,189
  1/1/2004 to 12/31/2004                                     $ 0.87389       $ 0.91082          1,503,593
  1/1/2005 to 12/31/2005                                     $ 0.91082       $ 1.04219          1,412,024



---------------


* Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98740       $ 0.88776          9,912,976
  1/1/2003 to 12/31/2003                                     $ 0.88776       $ 1.07157         13,577,630
  1/1/2004 to 12/31/2004                                     $ 1.07157       $ 1.16938         14,757,706
  1/1/2005 to 12/31/2005                                     $ 1.16938       $ 1.23608         13,179,899
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99055       $ 0.93552          8,653,694
  1/1/2003 to 12/31/2003                                     $ 0.93552       $ 1.07047         11,835,947
  1/1/2004 to 12/31/2004                                     $ 1.07047       $ 1.14512         11,418,452
  1/1/2005 to 12/31/2005                                     $ 1.14512       $ 1.19124         10,301,860
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97220       $ 0.86377          3,598,104
  1/1/2003 to 12/31/2003                                     $ 0.86377       $ 1.09797          4,629,960
  1/1/2004 to 12/31/2004                                     $ 1.09797       $ 1.21359          4,743,766
  1/1/2005 to 12/31/2005                                     $ 1.21359       $ 1.30563          4,687,486
SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98392       $ 0.84686          3,227,651
  1/1/2003 to 12/31/2003                                     $ 0.84686       $ 1.10728          4,005,434
  1/1/2004 to 12/31/2004                                     $ 1.10728       $ 1.31266          4,289,245
  1/1/2005 to 12/31/2005                                     $ 1.31266       $ 1.34904          4,154,246
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98362       $ 0.84047         10,846,528
  1/1/2003 to 12/31/2003                                     $ 0.84047       $ 1.05905         16,426,774
  1/1/2004 to 12/31/2004                                     $ 1.05905       $ 1.17612         17,400,664
  1/1/2005 to 12/31/2005                                     $ 1.17612       $ 1.26204         15,110,577
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97727       $ 0.83524          1,348,763
  1/1/2003 to 12/31/2003                                     $ 0.83524       $ 1.04012          1,972,596
  1/1/2004 to 12/31/2004                                     $ 1.04012       $ 1.20308          2,190,264
  1/1/2005 to 12/31/2005                                     $ 1.20308       $ 1.26032          2,336,425
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99843       $ 0.85088          1,437,758
  1/1/2003 to 12/31/2003                                     $ 0.85088       $ 1.06463          1,739,862
  1/1/2004 to 12/31/2004                                     $ 1.06463       $ 1.21110          1,683,353
  1/1/2005 to 12/31/2005                                     $ 1.21110       $ 1.35355          1,801,293
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96818       $ 0.74196            409,181
  1/1/2003 to 12/31/2003                                     $ 0.74196       $ 0.92413            463,427
  1/1/2004 to 12/31/2004                                     $ 0.92413       $ 1.02020            508,970
  1/1/2005 to 4/29/2005                                      $ 1.02020       $ 0.95212                  0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.95933       $ 0.58236          1,254,363
  1/1/2003 to 12/31/2003                                     $ 0.58236       $ 0.80142          2,074,462
  1/1/2004 to 12/31/2004                                     $ 0.80142       $ 0.94104          2,245,757
  1/1/2005 to 12/31/2005                                     $ 0.94104       $ 0.97292          3,013,246
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99884       $ 0.97831          4,341,711
  1/1/2003 to 12/31/2003                                     $ 0.97831       $ 1.17654          5,773,677
  1/1/2004 to 12/31/2004                                     $ 1.17654       $ 1.26352          5,960,637
  1/1/2005 to 12/31/2005                                     $ 1.26352       $ 1.29146          5,069,371



---------------


* Date that the later version of this annuity was first offered.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00354       $ 1.06230         11,976,408
  1/1/2003 to 12/31/2003                                     $ 1.06230       $ 1.10463         13,059,353
  1/1/2004 to 12/31/2004                                     $ 1.10463       $ 1.14240         12,268,215
  1/1/2005 to 12/31/2005                                     $ 1.14240       $ 1.14884         11,836,283
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96870       $ 0.71719          1,233,087
  1/1/2003 to 12/31/2003                                     $ 0.71719       $ 1.00118          2,398,707
  1/1/2004 to 12/31/2004                                     $ 1.00118       $ 1.19380          2,234,106
  1/1/2005 to 12/31/2005                                     $ 1.19380       $ 1.38129          2,901,524
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97557       $ 0.72253            647,876
  1/1/2003 to 12/31/2003                                     $ 0.72253       $ 0.95608          1,001,909
  1/1/2004 to 12/31/2004                                     $ 0.95608       $ 0.93050          1,070,243
  1/1/2005 to 12/31/2005                                     $ 0.93050       $ 0.93679          1,222,029
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97341       $ 0.76958            425,562
  1/1/2003 to 12/31/2003                                     $ 0.76958       $ 0.95140            690,232
  1/1/2004 to 12/31/2004                                     $ 0.95140       $ 1.03340            687,791
  1/1/2005 to 12/31/2005                                     $ 1.03340       $ 1.16891            680,791
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97071       $ 0.60027            245,867
  1/1/2003 to 12/31/2003                                     $ 0.60027       $ 0.83962            508,849
  1/1/2004 to 12/31/2004                                     $ 0.83962       $ 0.82475            690,137
  1/1/2005 to 4/29/2005                                      $ 0.82475       $ 0.73572                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99600       $ 0.80005            801,609
  1/1/2003 to 12/31/2003                                     $ 0.80005       $ 1.09681          1,028,031
  1/1/2004 to 12/31/2004                                     $ 1.09681       $ 1.25572          1,205,930
  1/1/2005 to 12/31/2005                                     $ 1.25572       $ 1.43573          1,351,127
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99853       $ 9.99628                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                  $10.09305       $11.69969                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.07937       $10.29956                511
AST ALLIANCEBERNSTEIN GROWTH & INCOMEPORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.05448       $10.25431              1,900
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                  $10.04976       $11.31257                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04955       $10.38876                508
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.06625       $10.32143              6,343
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04170       $10.30426                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99853       $10.01628                  0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99853       $10.00630                  0
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.14677       $12.00348             16,881



---------------

*  Date that the later version of this annuity was first offered.


** Date that fund and/or new benefit first offered within annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99853       $10.02626                  0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08459       $10.70277             16,558
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01100       $10.29994                997
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04537       $10.00578              4,412
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99853       $10.94582             10,763
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01509       $10.61092              1,379
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03270       $10.74669                  0
AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97648       $ 9.84695                204
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99853       $10.56634                442
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91356       $10.64081              3,814
AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07694       $10.54455             22,593
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99853       $ 9.93810             20,346
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12592       $10.89056              9,231
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96593       $10.46550              2,919
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03660       $10.74683              3,538
AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06470       $10.34077                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05543       $11.32281             17,432
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02164       $10.87223             41,241
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99853       $10.04531             10,586
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99853       $10.03624                  0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04834       $10.63440              7,692
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02835       $10.34331                 78
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94907       $ 9.43836                  0



---------------



* Date that fund and/or new benefit first offered within annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.00253       $11.72512             49,859
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.88070       $12.04764             25,396
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97416       $ 0.74702            489,739
  1/1/2003 to 12/31/2003                                     $ 0.74702       $ 0.96495            633,162
  1/1/2004 to 12/31/2004                                     $ 0.96495       $ 0.98783            621,137
  1/1/2005 to 12/31/2005                                     $ 0.98783       $ 1.00930            574,200



---------------



*  Date that the later version of this annuity was first offered.


** Date that fund and/or new benefit first offered within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O CREDIT
                         (2.00)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06177       $11.78772                 0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04815       $11.07519                 0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98632       $11.31248                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00024       $10.08772                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05629       $10.35788                 0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03765       $11.23352                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03204       $10.95894                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06899       $ 9.48565                 0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02533       $10.21401                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03032       $12.10593                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01729       $10.65024         2,725,042
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00734       $10.47908         1,258,175
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02525       $10.60473                 0
SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05747       $10.48505                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02917       $10.81701         3,328,235
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07596       $10.45971                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91235       $10.64312                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05618       $ 9.60596                 0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02845       $10.67070                 0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98911       $10.11520                 0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $10.14640                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03597       $11.72183                 0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03058       $10.49152                 0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT
                                     W/O CREDIT (2.00)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07379       $11.96474                 0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04332       $ 9.59243                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92653       $11.27341                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $ 9.99478                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09289       $11.68298                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07921       $10.28329                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05432       $10.23808                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04960       $11.29641                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04939       $10.37238                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06609       $10.30508                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04154       $10.28803                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $10.01475           145,483
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $10.00476            81,150
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14661       $11.98449                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $10.02475            55,714
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08443       $10.68583                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01084       $10.28365                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04521       $ 9.98999                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $10.92849                 0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01493       $10.59416                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03254       $10.72971                 0
AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97632       $ 9.83138                 0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $10.54976                 0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91340       $10.62393                 0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT
                                     W/O CREDIT (2.00)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07678       $10.52787                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $ 9.92247                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12576       $10.87333                 0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96577       $10.44900                 0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03644       $10.72987                 0
AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06454       $10.32446                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05527       $11.30484                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02148       $10.85515                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $10.02962                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $10.03474            15,227
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04818       $10.61759                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02819       $10.32700                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94891       $ 9.42345                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00237       $11.70665                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88054       $12.02867                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04431       $10.36746                 0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/CREDIT (2.10)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06169       $11.77848                 0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04807       $11.06630                 0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98624       $11.30360                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00016       $10.07977                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05621       $10.34960                 0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03757       $11.22469                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03196       $10.95023                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06891       $ 9.48442                 0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02525       $10.20591                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03024       $12.09646                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01721       $10.64178         7,858,501
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00726       $10.47083         2,895,492
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02517       $10.59636                 0
SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05739       $10.47679                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02909       $10.80856         7,285,709
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07588       $10.45142                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91227       $10.63478                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05610       $ 9.60473                 0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02837       $10.66235                 0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98903       $10.10720                 0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $10.13831                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03589       $11.71262                 0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03050       $10.48333                 0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/CREDIT (2.10)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07371       $11.95534                 0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04324       $ 9.59118                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92645       $11.26453                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $ 9.99403                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09281       $11.67471                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07913       $10.27514                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05424       $10.23004                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04952       $11.28823                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04931       $10.36410                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06601       $10.29700                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04146       $10.27989                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $10.01400           424,644
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $10.00402           443,861
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14653       $11.97504                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $10.02399           204,221
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08435       $10.67741                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01076       $10.27555                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04513       $ 9.98209                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $10.92003                 0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01485       $10.58587                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03245       $10.72123                 0
AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97624       $ 9.82358                 0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $10.54142                 0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91332       $10.61555                 0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/CREDIT (2.10)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07670       $10.51960                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $ 9.91460                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12568       $10.86478                 0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96569       $10.44078                 0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03636       $10.72141                 0
AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06446       $10.31638                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05519       $11.29605                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02140       $10.84658                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $10.02151                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $10.03401            10,898
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04810       $10.60928                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02811       $10.31884                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94883       $ 9.41604                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00229       $11.69746                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88046       $12.01913                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04423       $10.35921                 0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT (2.20)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06161       $11.76917                0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04799       $11.05766                0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98616       $11.29473                0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00008       $10.07174                0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05613       $10.34140                0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03748       $11.21581                0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03188       $10.94163                0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06883       $ 9.48318                0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02517       $10.19796                0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03016       $12.08689                0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01713       $10.63343           90,146
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00718       $10.46252           30,388
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02509       $10.58791                0
SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05731       $10.46858                0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02901       $10.79989           88,545
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07580       $10.44315                0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91219       $10.62641                0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05601       $ 9.60349                0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02829       $10.65381                0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98895       $10.09924                0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $10.13036                0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03581       $11.70332                0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03042       $10.47499                0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT (2.20)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07363       $11.94591                0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04316       $ 9.58991                0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92637       $11.25564                0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $ 9.99328                0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09273       $11.66630                0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07905       $10.26711                0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05416       $10.22190                0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04944       $11.28030                0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04923       $10.35601                0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06593       $10.28882                0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04138       $10.27175                0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $10.01326           12,409
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $10.00327           39,736
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14645       $11.96564                0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $10.02323            2,353
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08427       $10.66895                0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01068       $10.26740                0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04505       $ 9.97425                0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $10.91135                0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01477       $10.57748                0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03237       $10.71276                0
AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97616       $ 9.81594                0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $10.53307                0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91324       $10.60725                0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT (2.20)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07662       $10.51129                0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $ 9.90677                0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12560       $10.85620                0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96561       $10.43245                0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03628       $10.71293                0
AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06438       $10.30820                0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05511       $11.28707                0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02132       $10.83805                0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $10.01354                0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $10.03322                0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04802       $10.60097                0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02803       $10.31079                0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94875       $ 9.40855                0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00221       $11.68827                0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88038       $12.00968                0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04415       $10.35103                0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP, LIFETIME FIVE,
                                     CONTRACT W/ CREDIT (2.30)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06153        $11.75997                 0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04790        $11.04891                 0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98608        $11.28582                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00000        $10.06381                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05605        $10.33341                 0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03740        $11.20689                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03180        $10.93303                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.06875        $ 9.48191                 0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02509        $10.18989                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03008        $12.07740                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01705        $10.62498           143,973
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00710        $10.45431            91,415
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02501        $10.57971                 0
SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05722        $10.46028                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02893        $10.79152           177,900
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07572        $10.43495                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91211        $10.61803                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.05593        $ 9.60219                 0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02821        $10.64554                 0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.98887        $10.09129                 0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99813        $10.12238                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03572        $11.69413                 0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03034        $10.46687                 0



---------------



*   Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE,
                                        CONTRACT W/ CREDIT (2.30)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07355        $11.93656                 0
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                     $10.04307        $ 9.58866                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.92629        $11.24678                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99813        $ 9.99253                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.09265        $11.65809                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07897        $10.25902                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05408        $10.21388                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                    $10.04936        $11.27222                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04915        $10.34791                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06585        $10.28077                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04130        $10.26375                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99813        $10.01249                 0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99813        $10.00250             5,884
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.14637        $11.95620                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99813        $10.02249                 0
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.08419        $10.66054                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01060        $10.25935                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04497        $ 9.96635                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99813        $10.90270                 0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.01469        $10.56920                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03229        $10.70432                 0
AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.97608        $ 9.80804                 0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99813        $10.52480                 0



---------------



*   Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE,
                                        CONTRACT W/ CREDIT (2.30)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF          OUTSTANDING AT
                                                               PERIOD           PERIOD          END OF PERIOD
                                                            -------------    -------------    ------------------
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.91316        $10.59889                 0
AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.07654        $10.50297                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99813        $ 9.89895                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.12552        $10.84772                 0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.96553        $10.42431                 0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.03620        $10.70450                 0
AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.06430        $10.30015                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.05503        $11.27820                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02124        $10.82951                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.99813        $10.00582                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                    $ 9.99813        $10.03248                 0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04794        $10.59261                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.02795        $10.30266                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.94867        $ 9.40113                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.00213        $11.67891                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $ 9.88030        $12.00028                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                    $10.04407        $10.34291                 0



---------------



*   Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE,
                            CONTRACT W/O CREDIT (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06153       $11.75997                0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04790       $11.04891                0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98608       $11.28582                0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00000       $10.06381                0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05605       $10.33341                0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03740       $11.20689                0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03180       $10.93303                0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06875       $ 9.48191                0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02509       $10.18989                0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03008       $12.07740                0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01705       $10.62498          143,973
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00710       $10.45431           91,415
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02501       $10.57971                0
SP SMALL-CAP VALUE PORTFOLIO
FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05722       $10.46028                0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02893       $10.79152          177,900
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07572       $10.43495                0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91211       $10.61803                0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05593       $ 9.60219                0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02821       $10.64554                0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98887       $10.09129                0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.12238                0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03572       $11.69413                0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03034       $10.46687                0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP, LIFETIME
                                     FIVE,
                                        CONTRACT W/O CREDIT (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07355       $11.93656                0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04307       $ 9.58866                0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92629       $11.24678                0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $ 9.99253                0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09265       $11.65809                0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07897       $10.25902                0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05408       $10.21388                0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04936       $11.27222                0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04915       $10.34791                0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06585       $10.28077                0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04130       $10.26375                0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.01249                0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.00250            5,884
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14637       $11.95620                0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.02249                0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08419       $10.66054                0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01060       $10.25935                0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04497       $ 9.96635                0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.90270                0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01469       $10.56920                0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03229       $10.70432                0
AST HIGH YIELD PORTFOLIO
FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97608       $ 9.80804                0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.52480                0



---------------



* Date that fund and/or benefit was first added within this annuity.

                     STRATEGIC PARTNERS ANNUITY ONE -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP OR STEP-UP, LIFETIME
                                     FIVE,
                                        CONTRACT W/O CREDIT (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91316       $10.59889                0
AST LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07654       $10.50297                0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $ 9.89895                0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12552       $10.84772                0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96553       $10.42431                0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03620       $10.70450                0
AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06430       $10.30015                0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05503       $11.27820                0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02124       $10.82951                0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.00582                0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.03248                0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04794       $10.59261                0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02795       $10.30266                0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94867       $ 9.40113                0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00213       $11.67891                0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88030       $12.00028                0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04407       $10.34291                0



---------------



* Date that fund and/or benefit was first added within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; CONTRACT W/CREDIT (1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97700       $ 0.70589             0
  1/1/2003 to 12/31/2003                                     $ 0.70589       $ 0.90582             0
  1/1/2004 to 12/31/2004                                     $ 0.90582       $ 0.97837             0
  1/1/2005 to 12/31/2005                                     $ 0.97837       $ 1.10429             0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97749       $ 0.78095             0
  1/1/2003 to 12/31/2003                                     $ 0.78095       $ 1.01302             0
  1/1/2004 to 12/31/2004                                     $ 1.01302       $ 1.09714             0
  1/1/2005 to 12/31/2005                                     $ 1.09714       $ 1.20503             0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98631       $ 0.76596             0
  1/1/2003 to 12/31/2003                                     $ 0.76596       $ 1.01179             0
  1/1/2004 to 12/31/2004                                     $ 1.01179       $ 1.09246             0
  1/1/2005 to 12/31/2005                                     $ 1.09246       $ 1.24927             0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00002       $ 0.99974             0
  1/1/2003 to 12/31/2003                                     $ 0.99974       $ 0.99321             0
  1/1/2004 to 12/31/2004                                     $ 0.99321       $ 0.98860             0
  1/1/2005 to 12/31/2005                                     $ 0.98860       $ 1.00232             0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97533       $ 0.78436             0
  1/1/2003 to 12/31/2003                                     $ 0.78436       $ 0.99074             0
  1/1/2004 to 12/31/2004                                     $ 0.99074       $ 1.07807             0
  1/1/2005 to 12/31/2005                                     $ 1.07807       $ 1.11043             0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97745       $ 0.79281             0
  1/1/2003 to 12/31/2003                                     $ 0.79281       $ 1.00027             0
  1/1/2004 to 12/31/2004                                     $ 1.00027       $ 1.14627             0
  1/1/2005 to 12/31/2005                                     $ 1.14627       $ 1.31756             0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98197       $ 0.80177             0
  1/1/2003 to 12/31/2003                                     $ 0.80177       $ 1.04878             0
  1/1/2004 to 12/31/2004                                     $ 1.04878       $ 1.18587             0
  1/1/2005 to 12/31/2005                                     $ 1.18587       $ 1.29084             0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97611       $ 0.80210             0
  1/1/2003 to 12/31/2003                                     $ 0.80210       $ 0.99972             0
  1/1/2004 to 12/31/2004                                     $ 0.99972       $ 1.10176             0
  1/1/2005 to 4/29/2005                                      $ 1.10176       $ 1.01697             0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98415       $ 0.85619             0
  1/1/2003 to 12/31/2003                                     $ 0.85619       $ 1.04328             0
  1/1/2004 to 12/31/2004                                     $ 1.04328       $ 1.11827             0
  1/1/2005 to 12/31/2005                                     $ 1.11827       $ 1.15262             0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96940       $ 0.72015             0
  1/1/2003 to 12/31/2003                                     $ 0.72015       $ 0.87875             0
  1/1/2004 to 12/31/2004                                     $ 0.87875       $ 0.91854             0
  1/1/2005 to 12/31/2005                                     $ 0.91854       $ 1.05425             0



---------------


*  Date that the later version of this annuity was first offered.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT W/CREDIT
(1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98742       $ 0.89013             0
  1/1/2003 to 12/31/2003                                     $ 0.89013       $ 1.07758             0
  1/1/2004 to 12/31/2004                                     $ 1.07758       $ 1.17946             0
  1/1/2005 to 12/31/2005                                     $ 1.17946       $ 1.25044             0
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99057       $ 0.93804             0
  1/1/2003 to 12/31/2003                                     $ 0.93804       $ 1.07669             0
  1/1/2004 to 12/31/2004                                     $ 1.07669       $ 1.15513             0
  1/1/2005 to 12/31/2005                                     $ 1.15513       $ 1.20525             0
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97223       $ 0.86612             0
  1/1/2003 to 12/31/2003                                     $ 0.86612       $ 1.10435             0
  1/1/2004 to 12/31/2004                                     $ 1.10435       $ 1.22431             0
  1/1/2005 to 12/31/2005                                     $ 1.22431       $ 1.32108             0
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98395       $ 0.84912             0
  1/1/2003 to 12/31/2003                                     $ 0.84912       $ 1.11361             0
  1/1/2004 to 12/31/2004                                     $ 1.11361       $ 1.32420             0
  1/1/2005 to 12/31/2005                                     $ 1.32420       $ 1.36487             0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98365       $ 0.84267             0
  1/1/2003 to 12/31/2003                                     $ 0.84267       $ 1.06501             0
  1/1/2004 to 12/31/2004                                     $ 1.06501       $ 1.18637             0
  1/1/2005 to 12/31/2005                                     $ 1.18637       $ 1.27678             0
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97730       $ 0.83748             0
  1/1/2003 to 12/31/2003                                     $ 0.83748       $ 1.04586             0
  1/1/2004 to 12/31/2004                                     $ 1.04586       $ 1.21335             0
  1/1/2005 to 12/31/2005                                     $ 1.21335       $ 1.27498             0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99846       $ 0.85321             0
  1/1/2003 to 12/31/2003                                     $ 0.85321       $ 1.07069             0
  1/1/2004 to 12/31/2004                                     $ 1.07069       $ 1.22168             0
  1/1/2005 to 12/31/2005                                     $ 1.22168       $ 1.36941             0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96820       $ 0.74388             0
  1/1/2003 to 12/31/2003                                     $ 0.74388       $ 0.92930             0
  1/1/2004 to 12/31/2004                                     $ 0.92930       $ 1.02893             0
  1/1/2005 to 4/29/2005                                      $ 1.02893       $ 0.96117             0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.95936       $ 0.58392             0
  1/1/2003 to 12/31/2003                                     $ 0.58392       $ 0.80602             0
  1/1/2004 to 12/31/2004                                     $ 0.80602       $ 0.94928             0
  1/1/2005 to 12/31/2005                                     $ 0.94928       $ 0.98439             0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99887       $ 0.98105             0
  1/1/2003 to 12/31/2003                                     $ 0.98105       $ 1.18319             0
  1/1/2004 to 12/31/2004                                     $ 1.18319       $ 1.27435             0
  1/1/2005 to 12/31/2005                                     $ 1.27435       $ 1.30634             0



---------------


*  Date that the later version of this annuity was first offered.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT W/CREDIT
(1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00357       $ 1.06533             0
  1/1/2003 to 12/31/2003                                     $ 1.06533       $ 1.11105             0
  1/1/2004 to 12/31/2004                                     $ 1.11105       $ 1.15230             0
  1/1/2005 to 12/31/2005                                     $ 1.15230       $ 1.16231             0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96872       $ 0.71907             0
  1/1/2003 to 12/31/2003                                     $ 0.71907       $ 1.00674             0
  1/1/2004 to 12/31/2004                                     $ 1.00674       $ 1.20410             0
  1/1/2005 to 12/31/2005                                     $ 1.20410       $ 1.39707             0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97560       $ 0.72455             0
  1/1/2003 to 12/31/2003                                     $ 0.72455       $ 0.96167             0
  1/1/2004 to 12/31/2004                                     $ 0.96167       $ 0.93885             0
  1/1/2005 to 12/31/2005                                     $ 0.93885       $ 0.94781             0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97344       $ 0.77165             0
  1/1/2003 to 12/31/2003                                     $ 0.77165       $ 0.95668             0
  1/1/2004 to 12/31/2004                                     $ 0.95668       $ 1.04234             0
  1/1/2005 to 12/31/2005                                     $ 1.04234       $ 1.18253             0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97073       $ 0.60201             0
  1/1/2003 to 12/31/2003                                     $ 0.60201       $ 0.84465             0
  1/1/2004 to 12/31/2004                                     $ 0.84465       $ 0.83216             0
  1/1/2005 to 4/29/2005                                      $ 0.83216       $ 0.74306             0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99602       $ 0.80218             0
  1/1/2003 to 12/31/2003                                     $ 0.80218       $ 1.10313             0
  1/1/2004 to 12/31/2004                                     $ 1.10313       $ 1.26666             0
  1/1/2005 to 12/31/2005                                     $ 1.26666       $ 1.45247             0
EVERGREEN GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003** to 12/31/2003                                  $ 9.92201       $10.34209             0
  1/1/2004 to 12/31/2004                                     $10.34209       $11.04420             0
  1/1/2005 to 4/15/2005                                      $11.04420       $10.31706             0
EVERGREEN VA BALANCED FUND
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98745       $ 0.90363             0
  1/1/2003 to 12/31/2003                                     $ 0.90363       $ 1.03070             0
  1/1/2004 to 12/31/2004                                     $ 1.03070       $ 1.07964             0
  1/1/2005 to 12/31/2005                                     $ 1.07964       $ 1.11996             0
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003** to 12/31/2003                                  $ 9.91857       $10.39708             0
  1/1/2004 to 12/31/2004                                     $10.39708       $11.18687             0
  1/1/2005 to 12/31/2005                                     $11.18687       $12.01541             0
EVERGREEN VA GROWTH FUND
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97334       $ 0.73651             0
  1/1/2003 to 12/31/2003                                     $ 0.73651       $ 1.00862             0
  1/1/2004 to 12/31/2004                                     $ 1.00862       $ 1.13146             0
  1/1/2005 to 12/31/2005                                     $ 1.13146       $ 1.18749             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003** to 12/31/2003                                  $ 9.98992       $10.44212             0
  1/1/2004 to 12/31/2004                                     $10.44212       $12.26411             0
  1/1/2005 to 12/31/2005                                     $12.26411       $14.01626             0



---------------


*  Date that the later version of this annuity was first offered.
** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT W/CREDIT
(1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
EVERGREEN VA OMEGA FUND
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97491       $ 0.75920             0
  1/1/2003 to 12/31/2003                                     $ 0.75920       $ 1.04740             0
  1/1/2004 to 12/31/2004                                     $ 1.04740       $ 1.10627             0
  1/1/2005 to 12/31/2005                                     $ 1.10627       $ 1.13190             0
EVERGREEN VA SPECIAL VALUES FUND
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98336       $ 0.85473             0
  1/1/2003 to 12/31/2003                                     $ 0.85473       $ 1.09068             0
  1/1/2004 to 12/31/2004                                     $ 1.09068       $ 1.29345             0
  1/1/2005 to 12/31/2005                                     $ 1.29345       $ 1.41150             0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $ 9.99858             0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2006                                  $10.09329       $11.72479             0
AST ALLIANCE BERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.07962       $10.32416             0
AST ALLIANCE BERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.05473       $10.27867             0
AST ALLIANCE BERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2006                                  $10.05001       $11.33679             0
AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04980       $10.41342             0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.06650       $10.34593             0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04194       $10.32881             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $10.01855             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $10.00855             0
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.14702       $12.03193             0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $10.02853             0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.08483       $10.72814             0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.01125       $10.32447             0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04561       $10.02950             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99878       $10.97186             0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.01533       $10.63623             0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.03294       $10.77223             0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.97673       $ 9.87041             0



---------------


*  Date that the later version of this annuity was first offered.
** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; CONTRACT W/CREDIT
(1.50)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99878       $10.59153             0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.91381       $10.66609             0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.07718       $10.56963             0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99878       $ 9.96176             0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.12616       $10.91643             0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.96618       $10.49040             0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.03685       $10.77243             0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.06495       $10.36538             0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.05568       $11.34967             0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.02188       $10.89810             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99878       $10.06919             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99878       $10.03852             0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04858       $10.65972             0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.02859       $10.36801             0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.94931       $ 9.46092             0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.00278       $11.75300             0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.88094       $12.07630             0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97418       $ 0.74900             0
  1/1/2003 to 12/31/2003                                     $ 0.74900       $ 0.97030             0
  1/1/2004 to 12/31/2004                                     $ 0.97030       $ 0.99612             0
  1/1/2005 to 12/31/2005                                     $ 0.99612       $ 1.02085             0



---------------


*  Date that the later version of this annuity was first offered.
** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP GMBD; CONTRACT W/O CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99429       $ 0.86869                0
  1/1/2002 to 12/31/2002                                     $ 0.86869       $ 0.59041                0
  1/1/2003 to 12/31/2003                                     $ 0.59041       $ 0.75690                0
  1/1/2004 to 12/31/2004                                     $ 0.75690       $ 0.81675                0
  1/1/2005 to 12/31/2005                                     $ 0.81675       $ 0.92103                0
  2/4/2002** to 12/31/2002                                   $ 0.97699       $ 0.70521                0
  1/1/2003 to 12/31/2003                                     $ 0.70521       $ 0.90408                0
  1/1/2004 to 12/31/2004                                     $ 0.90408       $ 0.97555                0
  1/1/2005 to 12/31/2005                                     $ 0.97555       $ 1.10003                0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/1/2002*** to 12/31/2002                                  $ 1.00967       $ 0.80433                0
  1/1/2003 to 12/31/2003                                     $ 0.80433       $ 1.04229                0
  1/1/2004 to 12/31/2004                                     $ 1.04229       $ 1.12776                0
  1/1/2005 to 12/31/2005                                     $ 1.12776       $ 1.23737                0
  2/4/2002* to 12/31/2002                                    $ 1.00967       $ 0.80433                0
  1/1/2003 to 12/31/2003                                     $ 0.78020       $ 1.01091                0
  1/1/2004 to 12/31/2004                                     $ 1.01091       $ 1.09382                0
  1/1/2005 to 12/31/2005                                     $ 1.09382       $ 1.20010                0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99996       $ 0.83888                0
  1/1/2002 to 12/31/2002                                     $ 0.83888       $ 0.61810                0
  1/1/2003 to 12/31/2003                                     $ 0.61810       $ 0.81571                0
  1/1/2004 to 12/31/2004                                     $ 0.81571       $ 0.87981                0
  1/1/2005 to 12/31/2005                                     $ 0.87981       $ 1.00511                0
  2/4/2002** to 12/31/2002                                   $ 0.98630       $ 0.76527                0
  1/1/2003 to 12/31/2003                                     $ 0.76527       $ 1.00988                0
  1/1/2004 to 12/31/2004                                     $ 1.00988       $ 1.08939                0
  1/1/2005 to 12/31/2005                                     $ 1.08939       $ 1.24453                0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 1.00008       $ 1.01127                0
  1/1/2002 to 12/31/2002                                     $ 1.01127       $ 1.01071                0
  1/1/2003 to 12/31/2003                                     $ 1.01071       $ 1.00324                0
  1/1/2004 to 12/31/2004                                     $ 1.00324       $ 0.99776                0
  1/1/2005 to 12/31/2005                                     $ 0.99776       $ 1.01062                0
  2/4/2002** to 12/31/2002                                   $ 1.00001       $ 0.99923                0
  1/1/2003 to 12/31/2003                                     $ 0.99923       $ 0.99178                0
  1/1/2004 to 12/31/2004                                     $ 0.99178       $ 0.98639                0
  1/1/2005 to 12/31/2005                                     $ 0.98639       $ 0.99906          436,177
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99725       $ 0.90384                0
  1/1/2002 to 12/31/2002                                     $ 0.90384       $ 0.69213                0
  1/1/2003 to 12/31/2003                                     $ 0.69213       $ 0.87324                0
  1/1/2004 to 12/31/2004                                     $ 0.87324       $ 0.94926                0
  1/1/2005 to 12/31/2005                                     $ 0.94926       $ 0.97669                0
  2/4/2002** to 12/31/2002                                   $ 0.97532       $ 0.78364                0
  1/1/2003 to 12/31/2003                                     $ 0.78364       $ 0.98872                0
  1/1/2004 to 12/31/2004                                     $ 0.98872       $ 1.07496                0
  1/1/2005 to 12/31/2005                                     $ 1.07496       $ 1.10602                0



---------------


*   Date that the original version of this annuity was first offered.



**  Date that the later version of this annuity was first offered.




*** Date that fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMBD; CONTRACT W/O
                                     CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/1/2002*** to 12/31/2002                                  $ 1.00860       $ 0.79642                0
  1/1/2003 to 12/31/2003                                     $ 0.79642       $ 1.00386                0
  1/1/2004 to 12/31/2004                                     $ 1.00386       $ 1.14926                0
  1/1/2005 to 12/31/2005                                     $ 1.14926       $ 1.31966                0
  2/4/2002** to 12/31/2002                                   $ 1.00860       $ 0.79642                0
  1/1/2003 to 12/31/2003                                     $ 0.79207       $ 0.99846                0
  1/1/2004 to 12/31/2004                                     $ 0.99846       $ 1.14311                0
  1/1/2005 to 12/31/2005                                     $ 1.14311       $ 1.31268                0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99880       $ 0.86993                0
  1/1/2002 to 12/31/2002                                     $ 0.86993       $ 0.66643               12
  1/1/2003 to 12/31/2003                                     $ 0.66643       $ 0.87098               12
  1/1/2004 to 12/31/2004                                     $ 0.87098       $ 0.98372                0
  1/1/2005 to 12/31/2005                                     $ 0.98372       $ 1.06984                0
  2/4/2002** to 12/31/2002                                   $ 0.98196       $ 0.80103                0
  1/1/2003 to 12/31/2003                                     $ 0.80103       $ 1.04687                0
  1/1/2004 to 12/31/2004                                     $ 1.04687       $ 1.18245                0
  1/1/2005 to 12/31/2005                                     $ 1.18245       $ 1.28586           31,005
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99724       $ 0.87386                0
  1/1/2002 to 12/31/2002                                     $ 0.87386       $ 0.67983                0
  1/1/2003 to 12/31/2003                                     $ 0.67983       $ 0.84653                0
  1/1/2004 to 12/31/2004                                     $ 0.84653       $ 0.93198                0
  1/1/2005 to 4/29/2005                                      $ 0.93198       $ 0.85990                0
  2/4/2002** to 12/31/2002                                   $ 0.97610       $ 0.80131            6,883
  1/1/2003 to 12/31/2003                                     $ 0.80131       $ 0.99772           18,907
  1/1/2004 to 12/31/2004                                     $ 0.99772       $ 1.09850            9,774
  1/1/2005 to 4/29/2005                                      $ 1.09850       $ 1.01358                0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99083       $ 0.83990                0
  1/1/2002 to 12/31/2002                                     $ 0.83990       $ 0.70087              671
  1/1/2003 to 12/31/2003                                     $ 0.70087       $ 0.85342              629
  1/1/2004 to 12/31/2004                                     $ 0.85342       $ 0.91379              660
  1/1/2005 to 12/31/2005                                     $ 0.91379       $ 0.94115              691
  2/4/2002** to 12/31/2002                                   $ 0.98415       $ 0.85541                0
  1/1/2003 to 12/31/2003                                     $ 0.85541       $ 1.04145                0
  1/1/2004 to 12/31/2004                                     $ 1.04145       $ 1.11515                0
  1/1/2005 to 12/31/2005                                     $ 1.11515       $ 1.14840                0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99508       $ 0.88124                0
  1/1/2002 to 12/31/2002                                     $ 0.88124       $ 0.59680                0
  1/1/2003 to 12/31/2003                                     $ 0.59680       $ 0.72756                0
  1/1/2004 to 12/31/2004                                     $ 0.72756       $ 0.75986                0
  1/1/2005 to 12/31/2005                                     $ 0.75986       $ 0.87135                0
  2/4/2002** to 12/31/2002                                   $ 0.96939       $ 0.71952                0
  1/1/2003 to 12/31/2003                                     $ 0.71952       $ 0.87711                0
  1/1/2004 to 12/31/2004                                     $ 0.87711       $ 0.91586                0
  1/1/2005 to 12/31/2005                                     $ 0.91586       $ 1.05009                0



---------------



*   Date that the original version of this annuity was first offered.


**  Date that the later version of this annuity was first offered.


*** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMBD; CONTRACT W/O
                                     CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99891       $ 0.94831                0
  1/1/2002 to 12/31/2002                                     $ 0.94831       $ 0.82437                0
  1/1/2003 to 12/31/2003                                     $ 0.82437       $ 0.99694                0
  1/1/2004 to 12/31/2004                                     $ 0.99694       $ 1.09015                0
  1/1/2005 to 12/31/2005                                     $ 1.09015       $ 1.15454                0
  2/4/2002** to 12/31/2002                                   $ 0.98741       $ 0.88919          122,063
  1/1/2003 to 12/31/2003                                     $ 0.88919       $ 1.07531          443,280
  1/1/2004 to 12/31/2004                                     $ 1.07531       $ 1.17556                5
  1/1/2005 to 12/31/2005                                     $ 1.17556       $ 1.24510           16,329
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99796       $ 0.98336                0
  1/1/2002 to 12/31/2002                                     $ 0.98336       $ 0.91096                0
  1/1/2003 to 12/31/2003                                     $ 0.91096       $ 1.04450                0
  1/1/2004 to 12/31/2004                                     $ 1.04450       $ 1.11935                0
  1/1/2005 to 12/31/2005                                     $ 1.11935       $ 1.16686                0
  2/4/2002** to 12/31/2002                                   $ 0.99056       $ 0.93724          278,125
  1/1/2003 to 12/31/2003                                     $ 0.93724       $ 1.07460          375,947
  1/1/2004 to 12/31/2004                                     $ 1.07460       $ 1.15153          375,094
  1/1/2005 to 12/31/2005                                     $ 1.15153       $ 1.20025                7
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99791       $ 0.91900                0
  1/1/2002 to 12/31/2002                                     $ 0.91900       $ 0.76247              630
  1/1/2003 to 12/31/2003                                     $ 0.76247       $ 0.97117              574
  1/1/2004 to 12/31/2004                                     $ 0.97117       $ 1.07566              570
  1/1/2005 to 12/31/2005                                     $ 1.07566       $ 1.15958              581
  2/4/2002** to 12/31/2002                                   $ 0.97222       $ 0.86531           13,069
  1/1/2003 to 12/31/2003                                     $ 0.86531       $ 1.10219           18,370
  1/1/2004 to 12/31/2004                                     $ 1.10219       $ 1.22069           27,472
  1/1/2005 to 12/31/2005                                     $ 1.22069       $ 1.31592           18,370
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 1.00084       $ 1.00157                0
  1/1/2002 to 12/31/2002                                     $ 1.00157       $ 0.84403              822
  1/1/2003 to 12/31/2003                                     $ 0.84403       $ 1.10564              793
  1/1/2004 to 12/31/2004                                     $ 1.10564       $ 1.31332              779
  1/1/2005 to 12/31/2005                                     $ 1.31332       $ 1.35228              742
  2/4/2002** to 12/31/2002                                   $ 0.98394       $ 0.84837                0
  1/1/2003 to 12/31/2003                                     $ 0.84837       $ 1.11138                0
  1/1/2004 to 12/31/2004                                     $ 1.11138       $ 1.32018                0
  1/1/2005 to 12/31/2005                                     $ 1.32018       $ 1.35931                0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99886       $ 0.90849                0
  1/1/2002 to 12/31/2002                                     $ 0.90849       $ 0.73977                0
  1/1/2003 to 12/31/2003                                     $ 0.73977       $ 0.93396                0
  1/1/2004 to 12/31/2004                                     $ 0.93396       $ 1.03930                0
  1/1/2005 to 12/31/2005                                     $ 1.03930       $ 1.11748                0
  2/4/2002** to 12/31/2002                                   $ 0.98364       $ 0.84195                0
  1/1/2003 to 12/31/2003                                     $ 0.84195       $ 1.06298                0
  1/1/2004 to 12/31/2004                                     $ 1.06298       $ 1.18276                0
  1/1/2005 to 12/31/2005                                     $ 1.18276       $ 1.27166                0



---------------



*   Date that the original version of this annuity was first offered.


**  Date that the later version of this annuity was first offered.


*** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMBD; CONTRACT W/O
                                     CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99702       $ 0.92277                0
  1/1/2002 to 12/31/2002                                     $ 0.92277       $ 0.75957              610
  1/1/2003 to 12/31/2003                                     $ 0.75957       $ 0.94764              586
  1/1/2004 to 12/31/2004                                     $ 0.94764       $ 1.09825              595
  1/1/2005 to 12/31/2005                                     $ 1.09825       $ 1.15290              581
  2/4/2002** to 12/31/2002                                   $ 0.97729       $ 0.83666                0
  1/1/2003 to 12/31/2003                                     $ 0.83666       $ 1.04392                0
  1/1/2004 to 12/31/2004                                     $ 1.04392       $ 1.20983                0
  1/1/2005 to 12/31/2005                                     $ 1.20983       $ 1.26994                0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 1.00227       $ 0.84626                0
  1/1/2002 to 12/31/2002                                     $ 0.84626       $ 0.68990            1,020
  1/1/2003 to 12/31/2003                                     $ 0.68990       $ 0.86488              955
  1/1/2004 to 12/31/2004                                     $ 0.86488       $ 0.98579              951
  1/1/2005 to 12/31/2005                                     $ 0.98579       $ 1.10385              932
  2/4/2002** to 12/31/2002                                   $ 0.99845       $ 0.85237            9,575
  1/1/2003 to 12/31/2003                                     $ 0.85237       $ 1.06858           13,681
  1/1/2004 to 12/31/2004                                     $ 1.06858       $ 1.21790           13,681
  1/1/2005 to 12/31/2005                                     $ 1.21790       $ 1.36388           13,681
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99529       $ 0.80954                0
  1/1/2002 to 12/31/2002                                     $ 0.80954       $ 0.56832                0
  1/1/2003 to 12/31/2003                                     $ 0.56832       $ 0.70927                0
  1/1/2004 to 12/31/2004                                     $ 0.70927       $ 0.78475                0
  1/1/2005 to 4/29/2005                                      $ 0.78475       $ 0.73287                0
  2/4/2002** to 12/31/2002                                   $ 0.96820       $ 0.74329                0
  1/1/2003 to 12/31/2003                                     $ 0.74329       $ 0.92775                0
  1/1/2004 to 12/31/2004                                     $ 0.92775       $ 1.02631                0
  1/1/2005 to 4/29/2005                                      $ 1.02631       $ 0.95849                0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99348       $ 0.81439                0
  1/1/2002 to 12/31/2002                                     $ 0.81439       $ 0.43024            1,190
  1/1/2003 to 12/31/2003                                     $ 0.43024       $ 0.59331            1,485
  1/1/2004 to 12/31/2004                                     $ 0.59331       $ 0.69803            1,437
  1/1/2005 to 12/31/2005                                     $ 0.69803       $ 0.72314            1,399
  2/4/2002** to 12/31/2002                                   $ 0.95935       $ 0.58334           13,444
  1/1/2003 to 12/31/2003                                     $ 0.58334       $ 0.80433           19,274
  1/1/2004 to 12/31/2004                                     $ 0.80433       $ 0.94638           19,272
  1/1/2005 to 12/31/2005                                     $ 0.94638       $ 0.98056           31,145
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99996       $ 1.01274                0
  1/1/2002 to 12/31/2002                                     $ 1.01274       $ 0.99844                0
  1/1/2003 to 12/31/2003                                     $ 0.99844       $ 1.20301                0
  1/1/2004 to 12/31/2004                                     $ 1.20301       $ 1.29465                0
  1/1/2005 to 12/31/2005                                     $ 1.29465       $ 1.32558                0
  2/4/2002** to 12/31/2002                                   $ 0.99886       $ 0.98028                0
  1/1/2003 to 12/31/2003                                     $ 0.98028       $ 1.18110            9,203
  1/1/2004 to 12/31/2004                                     $ 1.18110       $ 1.27102                0
  1/1/2005 to 12/31/2005                                     $ 1.27102       $ 1.30124                0



---------------



*   Date that the original version of this annuity was first offered.


**  Date that the later version of this annuity was first offered.


*** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMBD; CONTRACT W/O
                                     CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99996       $ 1.03983                0
  1/1/2002 to 12/31/2002                                     $ 1.03983       $ 1.11943                0
  1/1/2003 to 12/31/2003                                     $ 1.11943       $ 1.16629                0
  1/1/2004 to 12/31/2004                                     $ 1.16629       $ 1.20856                0
  1/1/2005 to 12/31/2005                                     $ 1.20856       $ 1.21804                0
  2/4/2002** to 12/31/2002                                   $ 1.00356       $ 1.06430           15,435
  1/1/2003 to 12/31/2003                                     $ 1.06430       $ 1.10880                1
  1/1/2004 to 12/31/2004                                     $ 1.10880       $ 1.14881                0
  1/1/2005 to 12/31/2005                                     $ 1.14881       $ 1.15783                0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99483       $ 0.87304                0
  1/1/2002 to 12/31/2002                                     $ 0.87304       $ 0.58358                0
  1/1/2003 to 12/31/2003                                     $ 0.58358       $ 0.81615                0
  1/1/2004 to 12/31/2004                                     $ 0.81615       $ 0.97506                0
  1/1/2005 to 12/31/2005                                     $ 0.97506       $ 1.13031                0
  2/4/2002** to 12/31/2002                                   $ 0.96872       $ 0.71851                0
  1/1/2003 to 12/31/2003                                     $ 0.71851       $ 1.00492                0
  1/1/2004 to 12/31/2004                                     $ 1.00492       $ 1.20059                0
  1/1/2005 to 12/31/2005                                     $ 1.20059       $ 1.39173                0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99726       $ 0.92565                0
  1/1/2002 to 12/31/2002                                     $ 0.92565       $ 0.63535                0
  1/1/2003 to 12/31/2003                                     $ 0.63535       $ 0.84239                0
  1/1/2004 to 12/31/2004                                     $ 0.84239       $ 0.82153                0
  1/1/2005 to 12/31/2005                                     $ 0.82153       $ 0.82858                0
  2/4/2002** to 12/31/2002                                   $ 0.97559       $ 0.72386                0
  1/1/2003 to 12/31/2003                                     $ 0.72386       $ 0.95974                0
  1/1/2004 to 12/31/2004                                     $ 0.95974       $ 0.93590                0
  1/1/2005 to 12/31/2005                                     $ 0.93590       $ 0.94404                0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99482       $ 0.85608                0
  1/1/2002 to 12/31/2002                                     $ 0.85608       $ 0.62968              686
  1/1/2003 to 12/31/2003                                     $ 0.62968       $ 0.78002              698
  1/1/2004 to 12/31/2004                                     $ 0.78002       $ 0.84908              738
  1/1/2005 to 12/31/2005                                     $ 0.84908       $ 0.96229              778
  2/4/2002** to 12/31/2002                                   $ 0.97343       $ 0.77105                0
  1/1/2003 to 12/31/2003                                     $ 0.77105       $ 0.95511                0
  1/1/2004 to 12/31/2004                                     $ 0.95511       $ 1.03965                0
  1/1/2005 to 12/31/2005                                     $ 1.03965       $ 1.17827                0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.98559       $ 0.81186                0
  1/1/2002 to 12/31/2002                                     $ 0.81186       $ 0.46873                0
  1/1/2003 to 12/31/2003                                     $ 0.46873       $ 0.65691                0
  1/1/2004 to 12/31/2004                                     $ 0.65691       $ 0.64645                0
  1/1/2005 to 4/29/2005                                      $ 0.64645       $ 0.57700                0
  2/4/2002** to 12/31/2002                                   $ 0.97073       $ 0.60135                0
  1/1/2003 to 12/31/2003                                     $ 0.60135       $ 0.84280           10,791
  1/1/2004 to 12/31/2004                                     $ 0.84280       $ 0.82935                0
  1/1/2005 to 4/29/2005                                      $ 0.82935       $ 0.74030                0



---------------



*   Date that the original version of this annuity was first offered.


**  Date that the later version of this annuity was first offered.


*** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMBD; CONTRACT W/O
                                     CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 1.00272       $ 0.74692                0
  1/1/2002 to 12/31/2002                                     $ 0.74692       $ 0.56920            1,169
  1/1/2003 to 12/31/2003                                     $ 0.56920       $ 0.78199            1,138
  1/1/2004 to 12/31/2004                                     $ 0.78199       $ 0.89710            1,069
  1/1/2005 to 12/31/2005                                     $ 0.89710       $ 1.02763            1,061
  2/4/2002** to 12/31/2002                                   $ 0.99602       $ 0.80127                0
  1/1/2003 to 12/31/2003                                     $ 0.80127       $ 1.10080                0
  1/1/2004 to 12/31/2004                                     $ 1.10080       $ 1.26270                0
  1/1/2005 to 12/31/2005                                     $ 1.26270       $ 1.44650                0
EVERGREEN GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003*** to 12/31/2003                                 $ 9.92198       $10.34134                0
  1/1/2004 to 12/31/2004                                     $10.34134       $11.03257              851
  1/1/2005 to 4/15/2005                                      $11.03257       $10.30326                0
EVERGREEN VA BALANCED FUND
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99780       $ 0.94959                0
  1/1/2002 to 12/31/2002                                     $ 0.94959       $ 0.84437                0
  1/1/2003 to 12/31/2003                                     $ 0.84437       $ 0.96209                0
  1/1/2004 to 12/31/2004                                     $ 0.96209       $ 1.00668                0
  1/1/2005 to 12/31/2005                                     $ 1.00668       $ 1.04338                0
  2/4/2002** to 12/31/2002                                   $ 0.98744       $ 0.90279                0
  1/1/2003 to 12/31/2003                                     $ 0.90279       $ 1.02881                0
  1/1/2004 to 12/31/2004                                     $ 1.02881       $ 1.07660                0
  1/1/2005 to 12/31/2005                                     $ 1.07660       $ 1.11573                0
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003*** to 12/31/2003                                 $ 9.91854       $10.39634                0
  1/1/2004 to 12/31/2004                                     $10.39634       $11.17503                0
  1/1/2005 to 12/31/2005                                     $11.17503       $11.99087                0
EVERGREEN VA GROWTH FUND
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99162       $ 0.98466                0
  1/1/2002 to 12/31/2002                                     $ 0.98466       $ 0.70835                0
  1/1/2003 to 12/31/2003                                     $ 0.70835       $ 0.96909                0
  1/1/2004 to 12/31/2004                                     $ 0.96909       $ 1.08603                0
  1/1/2005 to 12/31/2005                                     $ 1.08603       $ 1.13869                0
  2/4/2002** to 12/31/2002                                   $ 0.97333       $ 0.73590                0
  1/1/2003 to 12/31/2003                                     $ 0.73590       $ 1.00675                0
  1/1/2004 to 12/31/2004                                     $ 1.00675       $ 1.12833                0
  1/1/2005 to 12/31/2005                                     $ 1.12833       $ 1.18307                0
EVERGREEN VA INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003*** to 12/31/2003                                 $ 9.98989       $10.44136                0
  1/1/2004 to 12/31/2004                                     $10.44136       $12.25107                0
  1/1/2005 to 12/31/2005                                     $12.25107       $13.98768                0
EVERGREEN VA OMEGA FUND
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99423       $ 0.91033                0
  1/1/2002 to 12/31/2002                                     $ 0.91033       $ 0.66855                0
  1/1/2003 to 12/31/2003                                     $ 0.66855       $ 0.92144                0
  1/1/2004 to 12/31/2004                                     $ 0.92144       $ 0.97234                0
  1/1/2005 to 12/31/2005                                     $ 0.97234       $ 0.99399                0
  2/4/2002** to 12/31/2002                                   $ 0.97491       $ 0.75856           14,332
  1/1/2003 to 12/31/2003                                     $ 0.75856       $ 1.04554           20,350
  1/1/2004 to 12/31/2004                                     $ 1.04554       $ 1.10331           20,348
  1/1/2005 to 12/31/2005                                     $ 1.10331       $ 1.12775           20,349



---------------


* Date that the original version of this annuity was first offered. ** Date that the later version of this annuity was first offered. *** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMBD; CONTRACT W/O
                                     CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
EVERGREEN VA SPECIAL VALUES FUND
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99753       $ 1.09121                0
  1/1/2002 to 12/31/2002                                     $ 1.09121       $ 0.93863                0
  1/1/2003 to 12/31/2003                                     $ 0.93863       $ 1.19658                0
  1/1/2004 to 12/31/2004                                     $ 1.19658       $ 1.41763                0
  1/1/2005 to 12/31/2005                                     $ 1.41763       $ 1.54556                0
  2/4/2002** to 12/31/2002                                   $ 0.98335       $ 0.85400           28,045
  1/1/2003 to 12/31/2003                                     $ 0.85400       $ 1.08866           26,923
  1/1/2004 to 12/31/2004                                     $ 1.08866       $ 1.28983           33,960
  1/1/2005 to 12/31/2005                                     $ 1.28983       $ 1.40623           18,235
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99870       $ 9.99781                0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                 $10.09321       $11.71644                0
AST ALLIANCE BERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07954       $10.31589                0
AST ALLIANCE BERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05465       $10.27041                0
AST ALLIANCE BERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                 $10.04992       $11.32871                0
AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04972       $10.40528                0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.06642       $10.33775                0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04186       $10.32060                0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99870       $10.01777                0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99870       $10.00777                0
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.14694       $12.02239              570
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99870       $10.02777                0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.08475       $10.71961                0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.01116       $10.31628                0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04553       $10.02163                0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99870       $10.96320                0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.01525       $10.62776                0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03286       $10.76377                0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.97664       $ 9.86257                0



---------------


* Date that the original version of this annuity was first offered. ** Date that the later version of this annuity was first offered. *** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GMBD; CONTRACT W/O
                                     CREDIT (1.60)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99870       $10.58316                0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.91372       $10.65770                0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07710       $10.56123                0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99870       $ 9.95397                0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.12608       $10.90783                0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.96610       $10.48203                0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03677       $10.76384                0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.06487       $10.35723                0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05559       $11.34064                0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02180       $10.88951                0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99870       $10.06112                0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99870       $10.03777                0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04850       $10.65131                0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02851       $10.35969                0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.94923       $ 9.45336                0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.00270       $11.74369              595
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.88086       $12.06669                0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99356       $ 0.78269                0
  1/1/2002 to 12/31/2002                                     $ 0.78269       $ 0.56449                0
  1/1/2003 to 12/31/2003                                     $ 0.56449       $ 0.73060                0
  1/1/2004 to 12/31/2004                                     $ 0.73060       $ 0.74942                0
  1/1/2005 to 12/31/2005                                     $ 0.74942       $ 0.76712                0
  2/4/2002** to 12/31/2002                                   $ 0.97417       $ 0.74835                0
  1/1/2003 to 12/31/2003                                     $ 0.74835       $ 0.96861                0
  1/1/2004 to 12/31/2004                                     $ 0.96861       $ 0.99335                0
  1/1/2005 to 12/31/2005                                     $ 0.99335       $ 1.01701                0



---------------


* Date that the original version of this annuity was first offered. ** Date that the later version of this annuity was first offered. *** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99429       $ 0.86817                0
  1/1/2002 to 12/31/2002                                     $ 0.86817       $ 0.58941                0
  1/1/2003 to 12/31/2003                                     $ 0.58941       $ 0.75484                0
  1/1/2004 to 12/31/2004                                     $ 0.75484       $ 0.81374                0
  1/1/2005 to 12/31/2005                                     $ 0.81374       $ 0.91663                0
  2/4/2002** to 12/31/2002                                   $ 0.97698       $ 0.70460                0
  1/1/2003 to 12/31/2003                                     $ 0.70460       $ 0.90235                0
  1/1/2004 to 12/31/2004                                     $ 0.90235       $ 0.97266                0
  1/1/2005 to 12/31/2005                                     $ 0.97266       $ 1.09561                0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/1/2002*** to 12/31/2002                                  $ 1.00966       $ 0.80378                0
  1/1/2003 to 12/31/2003                                     $ 0.80378       $ 1.04045                0
  1/1/2004 to 12/31/2004                                     $ 1.04045       $ 1.12456                0
  1/1/2005 to 12/31/2005                                     $ 1.12456       $ 1.23269           11,481
  2/4/2002** to 12/31/2002                                   $ 0.97747       $ 0.77957                0
  1/1/2003 to 12/31/2003                                     $ 0.77957       $ 1.00913                0
  1/1/2004 to 12/31/2004                                     $ 1.00913       $ 1.09069                0
  1/1/2005 to 12/31/2005                                     $ 1.09069       $ 1.19560                0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99995       $ 0.83831                0
  1/1/2002 to 12/31/2002                                     $ 0.83831       $ 0.61700                0
  1/1/2003 to 12/31/2003                                     $ 0.61700       $ 0.81339                0
  1/1/2004 to 12/31/2004                                     $ 0.81339       $ 0.87645                0
  1/1/2005 to 12/31/2005                                     $ 0.87645       $ 1.00035                0
  2/4/2002** to 12/31/2002                                   $ 0.98629       $ 0.76460                0
  1/1/2003 to 12/31/2003                                     $ 0.76460       $ 1.00804                0
  1/1/2004 to 12/31/2004                                     $ 1.00804       $ 1.08618                0
  1/1/2005 to 12/31/2005                                     $ 1.08618       $ 1.23955                0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 1.00008       $ 1.01067                0
  1/1/2002 to 12/31/2002                                     $ 1.01067       $ 1.00895                0
  1/1/2003 to 12/31/2003                                     $ 1.00895       $ 1.00003                0
  1/1/2004 to 12/31/2004                                     $ 1.00003       $ 0.99312                0
  1/1/2005 to 12/31/2005                                     $ 0.99312       $ 1.00494                0
  2/4/2002** to 12/31/2002                                   $ 1.00001       $ 0.99820                0
  1/1/2003 to 12/31/2003                                     $ 0.99820       $ 0.98938                0
  1/1/2004 to 12/31/2004                                     $ 0.98938       $ 0.98250           72,140
  1/1/2005 to 12/31/2005                                     $ 0.98250       $ 0.99420           71,910
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99725       $ 0.90315                0
  1/1/2002 to 12/31/2002                                     $ 0.90315       $ 0.69098                0
  1/1/2003 to 12/31/2003                                     $ 0.69098       $ 0.87088                0
  1/1/2004 to 12/31/2004                                     $ 0.87088       $ 0.94587                0
  1/1/2005 to 12/31/2005                                     $ 0.94587       $ 0.97233                0
  2/4/2002** to 12/31/2002                                   $ 0.97531       $ 0.78297                0
  1/1/2003 to 12/31/2003                                     $ 0.78297       $ 0.98686            3,115
  1/1/2004 to 12/31/2004                                     $ 0.98686       $ 1.07179                0
  1/1/2005 to 12/31/2005                                     $ 1.07179       $ 1.10170                0



---------------


*    Date that the original version of this annuity was first offered.
**   Date that the later version of this annuity was first offered.

***  Date that the fund first became available within the annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ


                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/1/2002*** to 12/31/2002                                  $ 1.00859       $ 0.79585                0
  1/1/2003 to 12/31/2003                                     $ 0.79585       $ 1.00226                0
  1/1/2004 to 12/31/2004                                     $ 1.00226       $ 1.14632                0
  1/1/2005 to 12/31/2005                                     $ 1.14632       $ 1.31500                0
  2/4/2002** to 12/31/2002                                   $ 0.97743       $ 0.79137                0
  1/1/2003 to 12/31/2003                                     $ 0.79137       $ 0.99659            8,632
  1/1/2004 to 12/31/2004                                     $ 0.99659       $ 1.13969                0
  1/1/2005 to 12/31/2005                                     $ 1.13969       $ 1.30745                0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99880       $ 0.86938                0
  1/1/2002 to 12/31/2002                                     $ 0.86938       $ 0.66539          178,856
  1/1/2003 to 12/31/2003                                     $ 0.66539       $ 0.86871          173,096
  1/1/2004 to 12/31/2004                                     $ 0.86871       $ 0.98020          168,975
  1/1/2005 to 12/31/2005                                     $ 0.98020       $ 1.06489          168,461
  2/4/2002** to 12/31/2002                                   $ 0.98196       $ 0.80023                0
  1/1/2003 to 12/31/2003                                     $ 0.80023       $ 1.04468                0
  1/1/2004 to 12/31/2004                                     $ 1.04468       $ 1.17887                0
  1/1/2005 to 12/31/2005                                     $ 1.17887       $ 1.28085                0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99723       $ 0.87323                0
  1/1/2002 to 12/31/2002                                     $ 0.87323       $ 0.67877           20,452
  1/1/2003 to 12/31/2003                                     $ 0.67877       $ 0.84444           20,315
  1/1/2004 to 12/31/2004                                     $ 0.84444       $ 0.92883           20,199
  1/1/2005 to 4/29/2005                                      $ 0.92883       $ 0.85677                0
  2/4/2002** to 12/31/2002                                   $ 0.97609       $ 0.80046                0
  1/1/2003 to 12/31/2003                                     $ 0.80046       $ 0.99570                0
  1/1/2004 to 12/31/2004                                     $ 0.99570       $ 1.09514                0
  1/1/2005 to 4/29/2005                                      $ 1.09514       $ 1.01017                0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99083       $ 0.83939                0
  1/1/2002 to 12/31/2002                                     $ 0.83939       $ 0.69981                0
  1/1/2003 to 12/31/2003                                     $ 0.69981       $ 0.85103                0
  1/1/2004 to 12/31/2004                                     $ 0.85103       $ 0.91040                0
  1/1/2005 to 12/31/2005                                     $ 0.91040       $ 0.93678                0
  2/4/2002** to 12/31/2002                                   $ 0.98414       $ 0.85470                0
  1/1/2003 to 12/31/2003                                     $ 0.85470       $ 1.03952                0
  1/1/2004 to 12/31/2004                                     $ 1.03952       $ 1.11199                0
  1/1/2005 to 12/31/2005                                     $ 1.11199       $ 1.14409                0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99508       $ 0.88053                0
  1/1/2002 to 12/31/2002                                     $ 0.88053       $ 0.59579           24,791
  1/1/2003 to 12/31/2003                                     $ 0.59579       $ 0.72560           28,050
  1/1/2004 to 12/31/2004                                     $ 0.72560       $ 0.75706           29,306
  1/1/2005 to 12/31/2005                                     $ 0.75706       $ 0.86716           28,683
  2/4/2002** to 12/31/2002                                   $ 0.96938       $ 0.71891                0
  1/1/2003 to 12/31/2003                                     $ 0.71891       $ 0.87543                0
  1/1/2004 to 12/31/2004                                     $ 0.87543       $ 0.91332                0
  1/1/2005 to 12/31/2005                                     $ 0.91332       $ 1.04619                0



---------------


*    Date that the original version of this annuity was first offered.
**   Date that the later version of this annuity was first offered.
***  Date that the fund first became available within the annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ


                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99891       $ 0.94775                0
  1/1/2002 to 12/31/2002                                     $ 0.94775       $ 0.82314           69,864
  1/1/2003 to 12/31/2003                                     $ 0.82314       $ 0.99443           69,530
  1/1/2004 to 12/31/2004                                     $ 0.99443       $ 1.08624           69,196
  1/1/2005 to 12/31/2005                                     $ 1.08624       $ 1.14935           68,879
  2/4/2002** to 12/31/2002                                   $ 0.98740       $ 0.88845            3,380
  1/1/2003 to 12/31/2003                                     $ 0.88845       $ 1.07335            4,237
  1/1/2004 to 12/31/2004                                     $ 1.07335       $ 1.17241           17,454
  1/1/2005 to 12/31/2005                                     $ 1.17241       $ 1.24068           17,393
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99796       $ 0.98256                0
  1/1/2002 to 12/31/2002                                     $ 0.98256       $ 0.90928                0
  1/1/2003 to 12/31/2003                                     $ 0.90928       $ 1.04156                0
  1/1/2004 to 12/31/2004                                     $ 1.04156       $ 1.11522                0
  1/1/2005 to 12/31/2005                                     $ 1.11522       $ 1.16154                0
  2/4/2002** to 12/31/2002                                   $ 0.99055       $ 0.93640                0
  1/1/2003 to 12/31/2003                                     $ 0.93640       $ 1.07265           36,296
  1/1/2004 to 12/31/2004                                     $ 1.07265       $ 1.14845           64,165
  1/1/2005 to 12/31/2005                                     $ 1.14845       $ 1.19605           64,163
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99791       $ 0.91853                0
  1/1/2002 to 12/31/2002                                     $ 0.91853       $ 0.76141           20,303
  1/1/2003 to 12/31/2003                                     $ 0.76141       $ 0.96895           21,990
  1/1/2004 to 12/31/2004                                     $ 0.96895       $ 1.07213           21,410
  1/1/2005 to 12/31/2005                                     $ 1.07213       $ 1.15456           21,811
  2/4/2002** to 12/31/2002                                   $ 0.97221       $ 0.86447            6,850
  1/1/2003 to 12/31/2003                                     $ 0.86447       $ 1.09995           13,751
  1/1/2004 to 12/31/2004                                     $ 1.09995       $ 1.21711                0
  1/1/2005 to 12/31/2005                                     $ 1.21711       $ 1.31075                0
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 1.00084       $ 1.00087                0
  1/1/2002 to 12/31/2002                                     $ 1.00087       $ 0.84255            7,358
  1/1/2003 to 12/31/2003                                     $ 0.84255       $ 1.10277            7,318
  1/1/2004 to 12/31/2004                                     $ 1.10277       $ 1.30867            6,686
  1/1/2005 to 12/31/2005                                     $ 1.30867       $ 1.34626            6,948
  2/4/2002** to 12/31/2002                                   $ 0.98393       $ 0.84758                0
  1/1/2003 to 12/31/2003                                     $ 0.84758       $ 1.10934                0
  1/1/2004 to 12/31/2004                                     $ 1.10934       $ 1.31647                0
  1/1/2005 to 12/31/2005                                     $ 1.31647       $ 1.35426                0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99885       $ 0.90794           23,834
  1/1/2002 to 12/31/2002                                     $ 0.90794       $ 0.73863          237,971
  1/1/2003 to 12/31/2003                                     $ 0.73863       $ 0.93155          237,672
  1/1/2004 to 12/31/2004                                     $ 0.93155       $ 1.03557          237,385
  1/1/2005 to 12/31/2005                                     $ 1.03557       $ 1.11240          237,063
  2/4/2002** to 12/31/2002                                   $ 0.98363       $ 0.84121          123,935
  1/1/2003 to 12/31/2003                                     $ 0.84121       $ 1.06103           59,997
  1/1/2004 to 12/31/2004                                     $ 1.06103       $ 1.17943          123,813
  1/1/2005 to 12/31/2005                                     $ 1.17943       $ 1.26698          123,745



---------------


*    Date that the original version of this annuity was first offered.
**   Date that the later version of this annuity was first offered.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99701       $ 0.92210                0
  1/1/2002 to 12/31/2002                                     $ 0.92210       $ 0.75821                0
  1/1/2003 to 12/31/2003                                     $ 0.75821       $ 0.94507                0
  1/1/2004 to 12/31/2004                                     $ 0.94507       $ 1.09420                0
  1/1/2005 to 12/31/2005                                     $ 1.09420       $ 1.14746                0
  2/4/2002** to 12/31/2002                                   $ 0.97728       $ 0.83592            3,474
  1/1/2003 to 12/31/2003                                     $ 0.83592       $ 1.04188            4,416
  1/1/2004 to 12/31/2004                                     $ 1.04188       $ 1.20630                0
  1/1/2005 to 12/31/2005                                     $ 1.20630       $ 1.26499                0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 1.00227       $ 0.84580                0
  1/1/2002 to 12/31/2002                                     $ 0.84580       $ 0.68883           13,608
  1/1/2003 to 12/31/2003                                     $ 0.68883       $ 0.86277           14,131
  1/1/2004 to 12/31/2004                                     $ 0.86277       $ 0.98238           13,565
  1/1/2005 to 12/31/2005                                     $ 0.98238       $ 1.09903           13,035
  2/4/2002** to 12/31/2002                                   $ 0.99844       $ 0.85162            2,230
  1/1/2003 to 12/31/2003                                     $ 0.85162       $ 1.06666            2,858
  1/1/2004 to 12/31/2004                                     $ 1.06666       $ 1.21453                0
  1/1/2005 to 12/31/2005                                     $ 1.21453       $ 1.35866                0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99529       $ 0.80894                0
  1/1/2002 to 12/31/2002                                     $ 0.80894       $ 0.56730                0
  1/1/2003 to 12/31/2003                                     $ 0.56730       $ 0.70737           16,745
  1/1/2004 to 12/31/2004                                     $ 0.70737       $ 0.78186           16,772
  1/1/2005 to 4/29/2005                                      $ 0.78186       $ 0.72993                0
  2/4/2002** to 12/31/2002                                   $ 0.96819       $ 0.74266                0
  1/1/2003 to 12/31/2003                                     $ 0.74266       $ 0.92599                0
  1/1/2004 to 12/31/2004                                     $ 0.92599       $ 1.02348                0
  1/1/2005 to 4/29/2005                                      $ 1.02348       $ 0.95543                0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99347       $ 0.81381                0
  1/1/2002 to 12/31/2002                                     $ 0.81381       $ 0.42951           16,150
  1/1/2003 to 12/31/2003                                     $ 0.42951       $ 0.59175           15,376
  1/1/2004 to 12/31/2004                                     $ 0.59175       $ 0.69548           14,928
  1/1/2005 to 12/31/2005                                     $ 0.69548       $ 0.71976           43,376
  2/4/2002** to 12/31/2002                                   $ 0.95934       $ 0.58278            3,125
  1/1/2003 to 12/31/2003                                     $ 0.58278       $ 0.80279            3,993
  1/1/2004 to 12/31/2004                                     $ 0.80279       $ 0.94368                0
  1/1/2005 to 12/31/2005                                     $ 0.94368       $ 0.97674                0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99995       $ 1.01191                0
  1/1/2002 to 12/31/2002                                     $ 1.01191       $ 0.99642                0
  1/1/2003 to 12/31/2003                                     $ 0.99642       $ 1.19937                0
  1/1/2004 to 12/31/2004                                     $ 1.19937       $ 1.28913                0
  1/1/2005 to 12/31/2005                                     $ 1.28913       $ 1.31874                0
  2/4/2002** to 12/31/2002                                   $ 0.99885       $ 0.97913            2,188
  1/1/2003 to 12/31/2003                                     $ 0.97913       $ 1.17866            8,315
  1/1/2004 to 12/31/2004                                     $ 1.17866       $ 1.26694           36,821
  1/1/2005 to 12/31/2005                                     $ 1.26694       $ 1.29605           36,821



---------------


*    Date that the original version of this annuity was first offered.
**   Date that the later version of this annuity was first offered.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99995       $ 1.03903                0
  1/1/2002 to 12/31/2002                                     $ 1.03903       $ 1.11761                0
  1/1/2003 to 12/31/2003                                     $ 1.11761       $ 1.16323                2
  1/1/2004 to 12/31/2004                                     $ 1.16323       $ 1.20420                0
  1/1/2005 to 12/31/2005                                     $ 1.20420       $ 1.21230                0
  2/4/2002** to 12/31/2002                                   $ 1.00355       $ 1.06315            8,021
  1/1/2003 to 12/31/2003                                     $ 1.06315       $ 1.10659            8,937
  1/1/2004 to 12/31/2004                                     $ 1.10659       $ 1.14570           22,603
  1/1/2005 to 12/31/2005                                     $ 1.14570       $ 1.15365           22,600
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99483       $ 0.87246                0
  1/1/2002 to 12/31/2002                                     $ 0.87246       $ 0.58271                0
  1/1/2003 to 12/31/2003                                     $ 0.58271       $ 0.81414                0
  1/1/2004 to 12/31/2004                                     $ 0.81414       $ 0.97179                0
  1/1/2005 to 12/31/2005                                     $ 0.97179       $ 1.12536            8,448
  2/4/2002** to 12/31/2002                                   $ 0.96871       $ 0.71792                0
  1/1/2003 to 12/31/2003                                     $ 0.71792       $ 1.00313                0
  1/1/2004 to 12/31/2004                                     $ 1.00313       $ 1.19735           38,329
  1/1/2005 to 12/31/2005                                     $ 1.19735       $ 1.38677           38,225
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99726       $ 0.92502                0
  1/1/2002 to 12/31/2002                                     $ 0.92502       $ 0.63434            1,575
  1/1/2003 to 12/31/2003                                     $ 0.63434       $ 0.84033            2,230
  1/1/2004 to 12/31/2004                                     $ 0.84033       $ 0.81860            2,226
  1/1/2005 to 12/31/2005                                     $ 0.81860       $ 0.82494            2,222
  2/4/2002** to 12/31/2002                                   $ 0.97558       $ 0.72319                0
  1/1/2003 to 12/31/2003                                     $ 0.72319       $ 0.95797                0
  1/1/2004 to 12/31/2004                                     $ 0.95797       $ 0.93329                0
  1/1/2005 to 12/31/2005                                     $ 0.93329       $ 0.94049                0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99481       $ 0.85553                0
  1/1/2002 to 12/31/2002                                     $ 0.85553       $ 0.62875                0
  1/1/2003 to 12/31/2003                                     $ 0.62875       $ 0.77803                0
  1/1/2004 to 12/31/2004                                     $ 0.77803       $ 0.84601                0
  1/1/2005 to 12/31/2005                                     $ 0.84601       $ 0.95787                0
  2/4/2002** to 12/31/2002                                   $ 0.97342       $ 0.77024                0
  1/1/2003 to 12/31/2003                                     $ 0.77024       $ 0.95310                0
  1/1/2004 to 12/31/2004                                     $ 0.95310       $ 1.03632                0
  1/1/2005 to 12/31/2005                                     $ 1.03632       $ 1.17337                0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.98559       $ 0.81140                0
  1/1/2002 to 12/31/2002                                     $ 0.81140       $ 0.46806           13,766
  1/1/2003 to 12/31/2003                                     $ 0.46806       $ 0.65540           12,000
  1/1/2004 to 12/31/2004                                     $ 0.65540       $ 0.64452           13,385
  1/1/2005 to 4/29/2005                                      $ 0.64452       $ 0.57510                0
  2/4/2002** to 12/31/2002                                   $ 0.97072       $ 0.60084                0
  1/1/2003 to 12/31/2003                                     $ 0.60084       $ 0.84117                0
  1/1/2004 to 12/31/2004                                     $ 0.84117       $ 0.82711                0
  1/1/2005 to 4/29/2005                                      $ 0.82711       $ 0.73808                0



---------------


*    Date that the original version of this annuity was first offered.
**   Date that the later version of this annuity was first offered.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 1.00272       $ 0.74646                0
  1/1/2002 to 12/31/2002                                     $ 0.74646       $ 0.56836                0
  1/1/2003 to 12/31/2003                                     $ 0.56836       $ 0.78003                0
  1/1/2004 to 12/31/2004                                     $ 0.78003       $ 0.89380                0
  1/1/2005 to 12/31/2005                                     $ 0.89380       $ 1.02292                0
  2/4/2002** to 12/31/2002                                   $ 0.99601       $ 0.80064                0
  1/1/2003 to 12/31/2003                                     $ 0.80064       $ 1.09883                0
  1/1/2004 to 12/31/2004                                     $ 1.09883       $ 1.25919                0
  1/1/2005 to 12/31/2005                                     $ 1.25919       $ 1.44115                0
EVERGREEN GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003**** to 12/31/2003                                $ 9.92195       $10.34058                0
  1/1/2004 to 12/31/2004                                     $10.34058       $11.02079                0
  1/1/2005 to 4/15/2005                                      $11.02079       $10.28940                0
EVERGREEN VA BALANCED FUND
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99780       $ 0.94909                0
  1/1/2002 to 12/31/2002                                     $ 0.94909       $ 0.84305                0
  1/1/2003 to 12/31/2003                                     $ 0.84305       $ 0.95977                0
  1/1/2004 to 12/31/2004                                     $ 0.95977       $ 1.00335                0
  1/1/2005 to 12/31/2005                                     $ 1.00335       $ 1.03875                0
  2/4/2002** to 12/31/2002                                   $ 0.98743       $ 0.90199                0
  1/1/2003 to 12/31/2003                                     $ 0.90199       $ 1.02694                0
  1/1/2004 to 12/31/2004                                     $ 1.02694       $ 1.07347                0
  1/1/2005 to 12/31/2005                                     $ 1.07347       $ 1.11143                0
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003*** to 12/31/2003                                 $ 9.91851       $10.39557                0
  1/1/2004 to 12/31/2004                                     $10.39557       $11.16325            3,829
  1/1/2005 to 12/31/2005                                     $11.16325       $11.96654            3,819
EVERGREEN VA GROWTH FUND
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99161       $ 0.98408                0
  1/1/2002 to 12/31/2002                                     $ 0.98408       $ 0.70725                0
  1/1/2003 to 12/31/2003                                     $ 0.70725       $ 0.96669                0
  1/1/2004 to 12/31/2004                                     $ 0.96669       $ 1.08225                0
  1/1/2005 to 12/31/2005                                     $ 1.08225       $ 1.13357                0
  2/4/2002** to 12/31/2002                                   $ 0.97332       $ 0.73505            4,531
  1/1/2003 to 12/31/2003                                     $ 0.73505       $ 1.00452            4,525
  1/1/2004 to 12/31/2004                                     $ 1.00452       $ 1.12462                0
  1/1/2005 to 12/31/2005                                     $ 1.12462       $ 1.17798                0
EVERGREEN VA INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003*** to 12/31/2003                                 $ 9.98987       $10.44064              514
  1/1/2004 to 12/31/2004                                     $10.44064       $12.23814                0
  1/1/2005 to 12/31/2005                                     $12.23814       $13.95922                0
EVERGREEN VA OMEGA FUND
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99423       $ 0.90978                0
  1/1/2002 to 12/31/2002                                     $ 0.90978       $ 0.66749                0
  1/1/2003 to 12/31/2003                                     $ 0.66749       $ 0.91910                0
  1/1/2004 to 12/31/2004                                     $ 0.91910       $ 0.96898                0
  1/1/2005 to 12/31/2005                                     $ 0.96898       $ 0.98946                0
  2/4/2002** to 12/31/2002                                   $ 0.97490       $ 0.75780            4,495
  1/1/2003 to 12/31/2003                                     $ 0.75780       $ 1.04347            4,489
  1/1/2004 to 12/31/2004                                     $ 1.04347       $ 1.10005           37,481
  1/1/2005 to 12/31/2005                                     $ 1.10005       $ 1.12337           37,381



---------------


*    Date that the original version of this annuity was first offered.
**   Date that the later version of this annuity was first offered.
***  Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ


                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
EVERGREEN VA SPECIAL VALUES FUND
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99753       $ 1.09055                0
  1/1/2002 to 12/31/2002                                     $ 1.09055       $ 0.93724            1,060
  1/1/2003 to 12/31/2003                                     $ 0.93724       $ 1.19353            1,512
  1/1/2004 to 12/31/2004                                     $ 1.19353       $ 1.41266            1,509
  1/1/2005 to 12/31/2005                                     $ 1.41266       $ 1.53853            1,506
  2/4/2002** to 12/31/2002                                   $ 0.98334       $ 0.85320           15,788
  1/1/2003 to 12/31/2003                                     $ 0.85320       $ 1.08655           13,828
  1/1/2004 to 12/31/2004                                     $ 1.08655       $ 1.28607           36,234
  1/1/2005 to 12/31/2005                                     $ 1.28607       $ 1.40077           36,141
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99861       $ 9.99703                0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                 $10.09313       $11.70803                0
AST ALLIANCE BERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07946       $10.30771                0
AST ALLIANCE BERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05457       $10.26237                0
AST ALLIANCE BERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                 $10.04984       $11.32069                0
AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04963       $10.39700                0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.06633       $10.32962                0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04178       $10.31244                0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99861       $10.01704                0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99861       $10.00705                0
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.14685       $12.01306                0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99861       $10.02703                0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.08467       $10.71115                0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.01108       $10.30811                0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04545       $10.01375                0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99861       $10.95449                0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.01517       $10.61938                0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03278       $10.75513                0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.97656       $ 9.85471                0



---------------


*    Date that the original version of this annuity was first offered.
**   Date that the later version of this annuity was first offered.
***  Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ


                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.70)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99861       $10.57473                0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.91364       $10.64929                0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07702       $10.55290                0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99861       $ 9.94598                0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.12600       $10.89913                0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.96601       $10.47375                0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03669       $10.75526                0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.06478       $10.34908                0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05551       $11.33176                0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02172       $10.88085                0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99861       $10.05342                0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99861       $10.03702                0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04842       $10.64280                0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02843       $10.35158                0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.94915       $ 9.44591                0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.00261       $11.73430                0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.88078       $12.05713                0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  5/7/2001* to 12/31/2001                                    $ 0.99356       $ 0.78219                0
  1/1/2002 to 12/31/2002                                     $ 0.78219       $ 0.56359                0
  1/1/2003 to 12/31/2003                                     $ 0.56359       $ 0.72873                0
  1/1/2004 to 12/31/2004                                     $ 0.72873       $ 0.74682                0
  1/1/2005 to 12/31/2005                                     $ 0.74682       $ 0.76385                0
  2/4/2002** to 12/31/2002                                   $ 0.97417       $ 0.74773                0
  1/1/2003 to 12/31/2003                                     $ 0.74773       $ 0.96681                0
  1/1/2004 to 12/31/2004                                     $ 0.96681       $ 0.99054                0
  1/1/2005 to 12/31/2005                                     $ 0.99054       $ 1.01312                0



---------------


*    Date that the original version of this annuity was first offered.
**   Date that the later version of this annuity was first offered.
***  Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ


                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97697       $ 0.70404                0
  1/1/2003 to 12/31/2003                                     $ 0.70404       $ 0.90077                0
  1/1/2004 to 12/31/2004                                     $ 0.90077       $ 0.97012                0
  1/1/2005 to 12/31/2005                                     $ 0.97012       $ 1.09167                0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97747       $ 0.77888                0
  1/1/2003 to 12/31/2003                                     $ 0.77888       $ 1.00718                0
  1/1/2004 to 12/31/2004                                     $ 1.00718       $ 1.08760                0
  1/1/2005 to 12/31/2005                                     $ 1.08760       $ 1.19094                0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98628       $ 0.76397                0
  1/1/2003 to 12/31/2003                                     $ 0.76397       $ 1.00614                0
  1/1/2004 to 12/31/2004                                     $ 1.00614       $ 1.08309                0
  1/1/2005 to 12/31/2005                                     $ 1.08309       $ 1.23502                0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00000       $ 0.99705                0
  1/1/2003 to 12/31/2003                                     $ 0.99705       $ 0.98772                0
  1/1/2004 to 12/31/2004                                     $ 0.98772       $ 0.98001                0
  1/1/2005 to 12/31/2005                                     $ 0.98001       $ 0.99064                0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97531       $ 0.78234                0
  1/1/2003 to 12/31/2003                                     $ 0.78234       $ 0.98518                0
  1/1/2004 to 12/31/2004                                     $ 0.98518       $ 1.06881                0
  1/1/2005 to 12/31/2005                                     $ 1.06881       $ 1.09753                0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97743       $ 0.79064                0
  1/1/2003 to 12/31/2003                                     $ 0.79064       $ 0.99472                0
  1/1/2004 to 12/31/2004                                     $ 0.99472       $ 1.13655                0
  1/1/2005 to 12/31/2005                                     $ 1.13655       $ 1.30259                0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98195       $ 0.79951           93,771
  1/1/2003 to 12/31/2003                                     $ 0.79951       $ 1.04273          124,966
  1/1/2004 to 12/31/2004                                     $ 1.04273       $ 1.17542          124,970
  1/1/2005 to 12/31/2005                                     $ 1.17542       $ 1.27571          124,973
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97608       $ 0.79994                0
  1/1/2003 to 12/31/2003                                     $ 0.79994       $ 0.99412                0
  1/1/2004 to 12/31/2004                                     $ 0.99412       $ 1.09235                0
  1/1/2005 to 4/29/2005                                      $ 1.09235       $ 1.00731                0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98413       $ 0.85392                0
  1/1/2003 to 12/31/2003                                     $ 0.85392       $ 1.03750                0
  1/1/2004 to 12/31/2004                                     $ 1.03750       $ 1.10877                0
  1/1/2005 to 12/31/2005                                     $ 1.10877       $ 1.13968                0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96937       $ 0.71821                0
  1/1/2003 to 12/31/2003                                     $ 0.71821       $ 0.87389                0
  1/1/2004 to 12/31/2004                                     $ 0.87389       $ 0.91082                0
  1/1/2005 to 12/31/2005                                     $ 0.91082       $ 1.04219                0



---------------



*  Date that the later version of this annuity was first offered.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98740       $ 0.88776          435,174
  1/1/2003 to 12/31/2003                                     $ 0.88776       $ 1.07157          541,241
  1/1/2004 to 12/31/2004                                     $ 1.07157       $ 1.16938          569,093
  1/1/2005 to 12/31/2005                                     $ 1.16938       $ 1.23608          491,350
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99055       $ 0.93552           87,096
  1/1/2003 to 12/31/2003                                     $ 0.93552       $ 1.07047           79,594
  1/1/2004 to 12/31/2004                                     $ 1.07047       $ 1.14512           72,716
  1/1/2005 to 12/31/2005                                     $ 1.14512       $ 1.19124           66,245
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97220       $ 0.86377                0
  1/1/2003 to 12/31/2003                                     $ 0.86377       $ 1.09797                0
  1/1/2004 to 12/31/2004                                     $ 1.09797       $ 1.21359                0
  1/1/2005 to 12/31/2005                                     $ 1.21359       $ 1.30563                0
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98392       $ 0.84686                0
  1/1/2003 to 12/31/2003                                     $ 0.84686       $ 1.10728                0
  1/1/2004 to 12/31/2004                                     $ 1.10728       $ 1.31266                0
  1/1/2005 to 12/31/2005                                     $ 1.31266       $ 1.34904                0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98362       $ 0.84047                0
  1/1/2003 to 12/31/2003                                     $ 0.84047       $ 1.05905                0
  1/1/2004 to 12/31/2004                                     $ 1.05905       $ 1.17612                0
  1/1/2005 to 12/31/2005                                     $ 1.17612       $ 1.26204                0
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97727       $ 0.83524                0
  1/1/2003 to 12/31/2003                                     $ 0.83524       $ 1.04012                0
  1/1/2004 to 12/31/2004                                     $ 1.04012       $ 1.20308                0
  1/1/2005 to 12/31/2005                                     $ 1.20308       $ 1.26032                0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99843       $ 0.85088                0
  1/1/2003 to 12/31/2003                                     $ 0.85088       $ 1.06463                0
  1/1/2004 to 12/31/2004                                     $ 1.06463       $ 1.21110                0
  1/1/2005 to 12/31/2005                                     $ 1.21110       $ 1.35355                0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96818       $ 0.74196                0
  1/1/2003 to 12/31/2003                                     $ 0.74196       $ 0.92413                0
  1/1/2004 to 12/31/2004                                     $ 0.92413       $ 1.02020                0
  1/1/2005 to 4/29/2005                                      $ 1.02020       $ 0.95212                0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.95933       $ 0.58236                0
  1/1/2003 to 12/31/2003                                     $ 0.58236       $ 0.80142                0
  1/1/2004 to 12/31/2004                                     $ 0.80142       $ 0.94104                0
  1/1/2005 to 12/31/2005                                     $ 0.94104       $ 0.97292                0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99884       $ 0.97831                0
  1/1/2003 to 12/31/2003                                     $ 0.97831       $ 1.17654                0
  1/1/2004 to 12/31/2004                                     $ 1.17654       $ 1.26352                0
  1/1/2005 to 12/31/2005                                     $ 1.26352       $ 1.29146                0



---------------



*  Date that the later version of this annuity was first offered.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 1.00354       $ 1.06230                0
  1/1/2003 to 12/31/2003                                     $ 1.06230       $ 1.10463                0
  1/1/2004 to 12/31/2004                                     $ 1.10463       $ 1.14240                0
  1/1/2005 to 12/31/2005                                     $ 1.14240       $ 1.14884                0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.96870       $ 0.71719                0
  1/1/2003 to 12/31/2003                                     $ 0.71719       $ 1.00118                0
  1/1/2004 to 12/31/2004                                     $ 1.00118       $ 1.19380                0
  1/1/2005 to 12/31/2005                                     $ 1.19380       $ 1.38129                0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97557       $ 0.72253                0
  1/1/2003 to 12/31/2003                                     $ 0.72253       $ 0.95608                0
  1/1/2004 to 12/31/2004                                     $ 0.95608       $ 0.93050                0
  1/1/2005 to 12/31/2005                                     $ 0.93050       $ 0.93679                0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97341       $ 0.76958                0
  1/1/2003 to 12/31/2003                                     $ 0.76958       $ 0.95140                0
  1/1/2004 to 12/31/2004                                     $ 0.95140       $ 1.03340                0
  1/1/2005 to 12/31/2005                                     $ 1.03340       $ 1.16891                0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97071       $ 0.60027                0
  1/1/2003 to 12/31/2003                                     $ 0.60027       $ 0.83962                0
  1/1/2004 to 12/31/2004                                     $ 0.83962       $ 0.82475                0
  1/1/2005 to 4/29/2005                                      $ 0.82475       $ 0.73572                0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.99600       $ 0.80005                0
  1/1/2003 to 12/31/2003                                     $ 0.80005       $ 1.09681                0
  1/1/2004 to 12/31/2004                                     $ 1.09681       $ 1.25572                0
  1/1/2005 to 12/31/2005                                     $ 1.25572       $ 1.43573                0
EVERGREEN GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003** to 12/31/2003                                  $ 9.92193       $10.33981                0
  1/1/2004 to 12/31/2004                                     $10.33981       $11.00905                0
  1/1/2005 to 4/15/2005                                      $11.00905       $10.27550                0
EVERGREEN VA BALANCED FUND
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98742       $ 0.90122                0
  1/1/2003 to 12/31/2003                                     $ 0.90122       $ 1.02494                0
  1/1/2004 to 12/31/2004                                     $ 1.02494       $ 1.07037                0
  1/1/2005 to 12/31/2005                                     $ 1.07037       $ 1.10717                0
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003** to 12/31/2003                                  $ 9.91848       $10.39482                0
  1/1/2004 to 12/31/2004                                     $10.39482       $11.15140                0
  1/1/2005 to 12/31/2005                                     $11.15140       $11.94206                0
EVERGREEN VA GROWTH FUND
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97331       $ 0.73443                0
  1/1/2003 to 12/31/2003                                     $ 0.73443       $ 1.00281                0
  1/1/2004 to 12/31/2004                                     $ 1.00281       $ 1.12164                0
  1/1/2005 to 12/31/2005                                     $ 1.12164       $ 1.17379                0
EVERGREEN VA INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
  12/5/2003** to 12/31/2003                                  $ 9.98984       $10.43986                0
  1/1/2004 to 12/31/2004                                     $10.43986       $12.22533                0
  1/1/2005 to 12/31/2005                                     $12.22533       $13.93096                0



---------------


*  Date that the later version of this annuity was first offered.
** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
EVERGREEN VA OMEGA FUND
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97489       $ 0.75713                0
  1/1/2003 to 12/31/2003                                     $ 0.75713       $ 1.04154                0
  1/1/2004 to 12/31/2004                                     $ 1.04154       $ 1.09688                0
  1/1/2005 to 12/31/2005                                     $ 1.09688       $ 1.11909                0
EVERGREEN VA SPECIAL VALUES FUND
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.98333       $ 0.85254                0
  1/1/2003 to 12/31/2003                                     $ 0.85254       $ 1.08470                0
  1/1/2004 to 12/31/2004                                     $ 1.08470       $ 1.28266                0
  1/1/2005 to 12/31/2005                                     $ 1.28266       $ 1.39563                0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99853       $ 9.99628                0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                  $10.09305       $11.69969                0
AST ALLIANCE BERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.07937       $10.29956                0
AST ALLIANCE BERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.05448       $10.25431                0
AST ALLIANCE BERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                  $10.04976       $11.31257                0
AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04955       $10.38876                0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.06625       $10.32143                0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04170       $10.30426                0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99853       $10.01628                0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99853       $10.00630                0
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.14677       $12.00348                0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99853       $10.02626                0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.08459       $10.70277                0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.01100       $10.29994                0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04537       $10.00578                0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99853       $10.94582                0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.01509       $10.61092                0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.03270       $10.74669                0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.97648       $ 9.84695                0



---------------


*  Date that the later version of this annuity was first offered.
** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP OR STEP-UP GMDB; CONTRACT W/CREDIT (1.80)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99853       $10.56634                0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.91356       $10.64081                0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.07694       $10.54455                0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99853       $ 9.93810                0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.12592       $10.89056                0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.96593       $10.46550                0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.03660       $10.74683                0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.06470       $10.34077                0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.05543       $11.32281                0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.02164       $10.87223                0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.99853       $10.04531                0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                  $ 9.99853       $10.03624                0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.04834       $10.63440                0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.02835       $10.34331                0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.94907       $ 9.43836                0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $10.00253       $11.72512                0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                  $ 9.88070       $12.04764                0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  2/4/2002* to 12/31/2002                                    $ 0.97416       $ 0.74702                0
  1/1/2003 to 12/31/2003                                     $ 0.74702       $ 0.96495                0
  1/1/2004 to 12/31/2004                                     $ 0.96495       $ 0.98783                0
  1/1/2005 to 12/31/2005                                     $ 0.98783       $ 1.00930                0



---------------


*  Date that the later version of this annuity was first offered.
** Date that the fund first became available within this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O CREDIT (2.00)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06177       $11.78772                 0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04815       $11.07519                 0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98632       $11.31248                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00024       $10.08772                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05629       $10.35788                 0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03765       $11.23352                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03204       $10.95894                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06899       $ 9.48565                 0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02533       $10.21401                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03032       $12.10593                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01729       $10.65024         2,725,042
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00734       $10.47908         1,258,175
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02525       $10.60473                 0
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05747       $10.48505                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02917       $10.81701         3,328,235
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07596       $10.45971                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91235       $10.64312                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05618       $ 9.60596                 0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02845       $10.67070                 0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98911       $10.11520                 0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $10.14640                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03597       $11.72183                 0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03058       $10.49152                 0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07379       $11.96474                 0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O CREDIT (2.00)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04332       $ 9.59243                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92653       $11.27341                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $ 9.99478                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09289       $11.68298                 0
AST ALLIANCE BERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07921       $10.28329                 0
AST ALLIANCE BERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05432       $10.23808                 0
AST ALLIANCE BERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04960       $11.29641                 0
AST ALLIANCE BERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04939       $10.37238                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06609       $10.30508                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04154       $10.28803                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $10.01475           145,483
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $10.00476            81,150
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14661       $11.98449                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $10.02475            55,714
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08443       $10.68583                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01084       $10.28365                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04521       $ 9.98999                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $10.92849                 0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01493       $10.59416                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03254       $10.72971                 0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97632       $ 9.83138                 0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $10.54976                 0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91340       $10.62393                 0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07678       $10.52787                 0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/O CREDIT (2.00)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $ 9.92247                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12576       $10.87333                 0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96577       $10.44900                 0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03644       $10.72987                 0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06454       $10.32446                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05527       $11.30484                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02148       $10.85515                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99837       $10.02962                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99837       $10.03474            15,227
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04818       $10.61759                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02819       $10.32700                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94891       $ 9.42345                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00237       $11.70665                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88054       $12.02867                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04431       $10.36746                 0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/CREDIT (2.10)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06169       $11.77848                 0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04807       $11.06630                 0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98624       $11.30360                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00016       $10.07977                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05621       $10.34960                 0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03757       $11.22469                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03196       $10.95023                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06891       $ 9.48442                 0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02525       $10.20591                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03024       $12.09646                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01721       $10.64178         7,858,501
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00726       $10.47083         2,895,492
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02517       $10.59636                 0
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05739       $10.47679                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02909       $10.80856         7,285,709
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07588       $10.45142                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91227       $10.63478                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05610       $ 9.60473                 0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02837       $10.66235                 0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98903       $10.10720                 0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $10.13831                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03589       $11.71262                 0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03050       $10.48333                 0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07371       $11.95534                 0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/CREDIT (2.10)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04324       $ 9.59118                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92645       $11.26453                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $ 9.99403                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09281       $11.67471                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07913       $10.27514                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05424       $10.23004                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04952       $11.28823                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04931       $10.36410                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06601       $10.29700                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04146       $10.27989                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $10.01400           424,644
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $10.00402           443,861
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14653       $11.97504                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $10.02399           204,221
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08435       $10.67741                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01076       $10.27555                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04513       $ 9.98209                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $10.92003                 0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01485       $10.58587                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03245       $10.72123                 0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97624       $ 9.82358                 0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $10.54142                 0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91332       $10.61555                 0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07670       $10.51960                 0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT, LIFETIME FIVE, CONTRACT W/CREDIT (2.10)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $ 9.91460                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12568       $10.86478                 0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96569       $10.44078                 0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03636       $10.72141                 0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06446       $10.31638                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05519       $11.29605                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02140       $10.84658                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99829       $10.02151                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99829       $10.03401            10,898
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04810       $10.60928                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02811       $10.31884                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94883       $ 9.41604                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00229       $11.69746                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88046       $12.01913                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04423       $10.35921                 0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/O CREDIT
                         (2.20)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06161       $11.76917                0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04799       $11.05766                0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98616       $11.29473                0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00008       $10.07174                0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05613       $10.34140                0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03748       $11.21581                0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03188       $10.94163                0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06883       $ 9.48318                0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02517       $10.19796                0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03016       $12.08689                0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01713       $10.63343           90,146
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00718       $10.46252           30,388
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02509       $10.58791                0
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05731       $10.46858                0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02901       $10.79989           88,545
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07580       $10.44315                0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91219       $10.62641                0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05601       $ 9.60349                0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02829       $10.65381                0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98895       $10.09924                0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $10.13036                0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03581       $11.70332                0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03042       $10.47499                0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07363       $11.94591                0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT
                                     W/O CREDIT (2.20)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04316       $ 9.58991                0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92637       $11.25564                0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $ 9.99328                0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09273       $11.66630                0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07905       $10.26711                0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05416       $10.22190                0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04944       $11.28030                0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04923       $10.35601                0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06593       $10.28882                0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04138       $10.27175                0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $10.01326           12,409
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $10.00327           39,736
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14645       $11.96564                0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $10.02323            2,353
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08427       $10.66895                0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01068       $10.26740                0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04505       $ 9.97425                0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $10.91135                0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01477       $10.57748                0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03237       $10.71276                0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $10.53307                0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97616       $ 9.81594                0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91324       $10.60725                0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07662       $10.51129                0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT
                                     W/O CREDIT (2.20)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $ 9.90677                0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12560       $10.85620                0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96561       $10.43245                0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03628       $10.71293                0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06438       $10.30820                0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05511       $11.28707                0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02132       $10.83805                0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99821       $10.01354                0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99821       $10.03322                0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04802       $10.60097                0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02803       $10.31079                0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94875       $ 9.40855                0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00221       $11.68827                0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88038       $12.00968                0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04415       $10.35103                0



---------------



* Date that this fund and/or new benefit was first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT W/ CREDIT
                         (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06153       $11.75997                  0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04790       $11.04891                  0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98608       $11.28582                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00000       $10.06381                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05605       $10.33341                  0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03740       $11.20689                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03180       $10.93303                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06875       $ 9.48191                  0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02509       $10.18989                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03008       $12.07740                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01705       $10.62498            143,973
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00710       $10.45431             91,415
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02501       $10.57971                  0
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05722       $10.46028                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02893       $10.79152            177,900
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07572       $10.43495                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91211       $10.61803                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05593       $ 9.60219                  0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02821       $10.64554                  0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98887       $10.09129                  0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.12238                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03572       $11.69413                  0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03034       $10.46687                  0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07355       $11.93656                  0



---------------



* Date that this fund and/or new benefit first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT
                                     W/ CREDIT (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04307       $ 9.58866                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92629       $11.24678                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $ 9.99253                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09265       $11.65809                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07897       $10.25902                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05408       $10.21388                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04936       $11.27222                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04915       $10.34791                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06585       $10.28077                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04130       $10.26375                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.01249                  0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.00250              5,884
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14637       $11.95620                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.02249                  0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08419       $10.66054                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01060       $10.25935                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04497       $ 9.96635                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.90270                  0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01469       $10.56920                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03229       $10.70432                  0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97608       $ 9.80804                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.52480                  0
AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91316       $10.59889                  0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07654       $10.50297                  0



---------------



* Date that this fund and/or new benefit first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT
                                     W/ CREDIT (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $ 9.89895                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12552       $10.84772                  0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96553       $10.42431                  0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03620       $10.70450                  0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06430       $10.30015                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05503       $11.27820                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02124       $10.82951                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.00582                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.03248                  0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04794       $10.59261                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02795       $10.30266                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94867       $ 9.40113                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00213       $11.67891                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88030       $12.00028                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04407       $10.34291                  0



---------------



* Date that this fund and/or new benefit first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT
                         W/O CREDIT (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06153       $11.75997                0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04790       $11.04891                0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98608       $11.28582                0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00000       $10.06381                0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05605       $10.33341                0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03740       $11.20689                0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03180       $10.93303                0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.06875       $ 9.48191                0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02509       $10.18989                0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03008       $12.07740                0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01705       $10.62498          143,973
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00710       $10.45431           91,415
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02501       $10.57971                0
SP SMALL-CAP VALUE PORTFOLIO FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05722       $10.46028                0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02893       $10.79152          177,900
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07572       $10.43495                0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91211       $10.61803                0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.05593       $ 9.60219                0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02821       $10.64554                0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.98887       $10.09129                0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.12238                0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03572       $11.69413                0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03034       $10.46687                0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07355       $11.93656                0



---------------



* Date that this fund and/or new benefit first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT
                         W/O CREDIT (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 4/29/2005                                    $10.04307       $ 9.58866                0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.92629       $11.24678                0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $ 9.99253                0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.09265       $11.65809                0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07897       $10.25902                0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05408       $10.21388                0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/02/2005                                   $10.04936       $11.27222                0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04915       $10.34791                0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06585       $10.28077                0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04130       $10.26375                0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.01249                0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.00250            5,884
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.14637       $11.95620                0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.02249                0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.08419       $10.66054                0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01060       $10.25935                0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04497       $ 9.96635                0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.90270                0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.01469       $10.56920                0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03229       $10.70432                0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.52480                0
AST HIGH YIELD PORTFOLIO FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.97608       $ 9.80804                0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.91316       $10.59889                0
AST LARGE-CAP VALUE PORTFOLIO FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.07654       $10.50297                0



---------------



* Date that this fund and/or new benefit first offered under this annuity.

                        STRATEGIC PARTNERS PLUS -- PLAZ

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP OR STEP-UP, LIFETIME FIVE, CONTRACT
                         W/O CREDIT (2.30)


                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF         OUTSTANDING AT
                                                              PERIOD          PERIOD         END OF PERIOD
                                                           -------------   -------------   ------------------
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $ 9.89895                0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.12552       $10.84772                0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.96553       $10.42431                0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.03620       $10.70450                0
AST MID CAP VALUE PORTFOLIO FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.06430       $10.30015                0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.05503       $11.27820                0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02124       $10.82951                0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.99813       $10.00582                0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005* to 12/31/2005                                   $ 9.99813       $10.03248                0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04794       $10.59261                0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.02795       $10.30266                0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.94867       $ 9.40113                0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.00213       $11.67891                0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $ 9.88030       $12.00028                0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005* to 12/31/2005                                   $10.04407       $10.34291                0



---------------



* Date that this fund and/or new benefit first offered under this annuity.

                               FEDERAL TAX STATUS

OTHER TAX RULES.

     1.  DIVERSIFICATION.

     The Internal Revenue Code provides that the underlying investments for the variable investment options must satisfy certain diversification requirements. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

     3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the Contract will not be taxed as an annuity and increases in the value of the Contract over its cost basis will be subject to tax annually.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the Contract. Generally, withdrawals are treated as a recovery of your investment in the Contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

     5.  GENERATION-SKIPPING TRANSFERS.

     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                           STATE SPECIFIC VARIATIONS

     Some of the states in which the Strategic Partners Annuity One and Strategic Partners Plus variable annuity contract is currently sold (or is expected to be sold) require us to modify the Contract to adhere to certain restrictions or limitations imposed by those states. Please consult your contract for additional details.

                              FINANCIAL STATEMENTS

     The following financial statements describe the financial condition of Pruco Life as well as the Pruco Life Flexible Premium Variable Annuity Account. The Pruco Life Flexible Premium Variable Annuity Account includes subaccounts that support the Strategic Partners Annuity One and Strategic Partners Plus contract, as well as subaccounts supporting other variable annuities issued by Pruco Life.

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                         SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                           PRUDENTIAL     PRUDENTIAL                     PRUDENTIAL     PRUDENTIAL
                                                             MONEY        DIVERSIFIED     PRUDENTIAL      FLEXIBLE     CONSERVATIVE
                                                             MARKET          BOND           EQUITY         MANAGED       BALANCED
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                          ------------   ------------    ------------    -----------   ------------
ASSETS
 Investment in the portfolios, at value...............    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ------------   ------------    ------------    -----------    -----------
 Net Assets...........................................    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ============   ============    ============    ===========    ===========

NET ASSETS, representing:
 Accumulation units...................................    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ------------   ------------    ------------    -----------    -----------
                                                          $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ============   ============    ============    ===========    ===========

 Units outstanding....................................     183,245,546    241,749,366     249,849,581     17,772,934     28,152,882
                                                          ============   ============    ============    ===========    ===========

 Portfolio shares held................................      20,987,874     35,041,798      17,791,916      1,734,899      2,999,858
 Portfolio net asset value per share..................    $      10.00   $      10.96    $      24.64    $     16.92    $     15.09
 Investment in portfolio shares, at cost..............    $209,878,741   $389,207,271    $482,084,054    $30,316,532    $46,067,491


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                         SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                            PRUDENTIAL     PRUDENTIAL                    PRUDENTIAL     PRUDENTIAL
                                                              MONEY        DIVERSIFIED     PRUDENTIAL     FLEXIBLE     CONSERVATIVE
                                                              MARKET          BOND           EQUITY        MANAGED       BALANCED
                                                            PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           ------------   ------------    ------------    ----------   ------------
INVESTMENT INCOME
 Dividend income ......................................    $  6,343,122   $ 21,664,114    $  4,101,634   $   629,571    $ 1,190,367
                                                           ------------   ------------    ------------   ----------     -----------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration ........       3,269,014      5,739,710       6,105,516       434,831        677,877
                                                           ------------   ------------    ------------   ----------     -----------

NET INVESTMENT INCOME (LOSS)...........................       3,074,108     15,924,404      (2,003,882)      194,740        512,490
                                                           ------------   ------------    ------------   ----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .................               0      3,104,924               0             0        511,745
 Realized gain (loss) on shares redeemed ..............               0        185,432     (16,708,474)     (377,559)      (423,229)
 Net change in unrealized gain (loss) on investments ..               0    (11,685,529)     60,319,315       974,063        261,179
                                                           ------------   ------------    ------------   ----------     -----------

NET GAIN (LOSS) ON INVESTMENTS.........................               0     (8,395,173)     43,610,841       596,504        349,695
                                                           ------------   ------------    ------------   ----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............................    $  3,074,108   $  7,529,231    $ 41,606,959   $   791,244    $   862,185
                                                           ============   ============    ============   ==========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A1


                                                          SUBACCOUNTS (CONTINUED)
        ---------------------------------------------------------------------------------------------------------------------------
                        PRUDENTIAL     PRUDENTIAL     PRUDENTIAL                                      PRUDENTIAL      T. ROWE PRICE
        PRUDENTIAL      HIGH YIELD      NATURAL         STOCK        PRUDENTIAL      PRUDENTIAL          SMALL        INTERNATIONAL
           VALUE           BOND        RESOURCES        INDEX          GLOBAL         JENNISON      CAPITALIZATION        STOCK
         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO     PORTFOLIO
       ------------    ------------   -----------    ------------   ------------    ------------    ---------------   -------------

       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ------------    ------------   -----------    ------------   ------------    ------------     ------------      -----------
       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ============    ============   ===========    ============   ============    ============     ============      ===========


       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ------------    ------------   -----------    ------------   ------------    ------------     ------------      -----------
       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ============    ============   ===========    ============   ============    ============     ============      ===========

        196,035,426     133,430,816     3,343,485     407,097,676     83,554,243     372,672,622       50,766,359       31,878,652
       ============    ============   ===========    ============   ============    ============     ============      ===========

         18,576,348      38,915,226       380,613      20,553,422      6,951,709      29,341,831        5,723,407        2,726,386
       $      22.95    $       5.23   $     45.46    $      31.41   $      18.96    $      20.76     $      21.38      $     15.31
       $381,247,422    $254,637,710   $ 8,763,636    $664,236,254   $132,761,958    $656,191,511     $ 89,105,670      $35,032,951






                                                          SUBACCOUNTS (CONTINUED)
         --------------------------------------------------------------------------------------------------------------------------
                         PRUDENTIAL     PRUDENTIAL    PRUDENTIAL                                      PRUDENTIAL      T. ROWE PRICE
         PRUDENTIAL      HIGH YIELD      NATURAL         STOCK        PRUDENTIAL     PRUDENTIAL          SMALL        INTERNATIONAL
            VALUE           BOND        RESOURCES        INDEX          GLOBAL        JENNISON      CAPITALIZATION        STOCK
          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO     PORTFOLIO
         -----------    ------------    ----------    -----------    -----------    ------------    ---------------   -------------

         $ 5,516,197    $ 14,837,011   $       526    $ 9,657,809    $   761,351    $    591,470     $    723,922      $   623,012
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------



           5,749,506       3,060,599       199,579      9,634,778      1,818,373       8,436,252        1,718,299          550,792
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------

            (233,309)     11,776,412      (199,053)        23,031     (1,057,022)     (7,844,782)        (994,377)          72,220
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------



                   0               0     1,127,518     16,740,469              0               0        7,377,098          135,437
           1,248,164     (11,508,635)      851,203     (7,350,862)    (3,461,790)    (26,600,394)       4,359,106          500,113
          55,481,776       3,768,417     4,521,391      9,207,763     21,340,112     104,537,581       (3,857,770)       4,707,177
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------

          56,729,940      (7,740,218)    6,500,112     18,597,370     17,878,322      77,937,187        7,878,434        5,342,727
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------


         $56,496,631    $  4,036,194   $ 6,301,059    $18,620,401    $16,821,300    $ 70,092,405     $  6,884,057      $ 5,414,947
         ===========    ============   ==========     ===========    ===========    ============     ===========       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A2

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                        SUBACCOUNTS
                                                        ---------------------------------------------------------------------------

                                                                         PREMIER VIT    PREMIER VIT
                                                        T. ROWE PRICE       OPCAP          OPCAP                         AIM V.I.
                                                        EQUITY STOCK       MANAGED       SMALL CAP     AIM V.I. CORE      PREMIER
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      EQUITY FUND     EQUITY FUND
                                                        -------------   ------------    -----------    -------------   ------------
ASSETS
 Investment in the portfolios, at value.............    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ------------    ------------    -----------     -----------    ------------
 Net Assets.........................................    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ============    ============    ===========     ===========    ============

NET ASSETS, representing:
 Accumulation units.................................    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ------------    ------------    -----------     -----------    ------------
                                                        $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ============    ============    ===========     ===========    ============

 Units outstanding..................................      75,164,589     110,586,157     37,520,547      48,774,882      89,741,074
                                                        ============    ============    ===========     ===========    ============

 Portfolio shares held..............................       6,906,057       4,034,794      2,500,124       3,219,008       5,694,365
 Portfolio net asset value per share................    $      21.79    $      43.08    $     31.28     $     23.45    $      22.32
 Investment in portfolio shares, at cost............    $130,663,949    $166,433,718    $66,286,261     $73,928,262    $156,298,964


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                        SUBACCOUNTS
                                                         --------------------------------------------------------------------------

                                                                         PREMIER VIT    PREMIER VIT
                                                        T. ROWE PRICE       OPCAP          OPCAP                         AIM V.I.
                                                         EQUITY STOCK      MANAGED       SMALL CAP     AIM V.I. CORE      PREMIER
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      EQUITY FUND     EQUITY FUND
                                                        -------------    -----------    ------------   -------------    -----------
INVESTMENT INCOME
 Dividend income ....................................    $ 2,431,468     $ 2,276,673    $          0    $ 1,136,117     $ 1,061,196
                                                         -----------     -----------    ------------    ----------      -----------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration ......      2,190,566       2,567,069       1,157,449      1,108,938       1,853,763
                                                         -----------     -----------    ------------    ----------      -----------

NET INVESTMENT INCOME (LOSS) ........................        240,902        (290,396)     (1,157,449)        27,179        (792,567)
                                                         -----------     -----------    ------------    ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received ...............      7,233,320       6,153,227      12,321,434              0               0
 Realized gain (loss) on shares redeemed ............      3,643,661         574,999       2,233,779       (192,493)     (8,190,144)
 Net change in unrealized gain (loss) on investments      (7,394,507)        327,457     (15,690,182)     2,963,205      13,978,563
                                                         -----------     -----------    ------------    ----------      -----------

NET GAIN (LOSS) ON INVESTMENTS ......................      3,482,474       7,055,683      (1,134,969)     2,770,712       5,788,419
                                                         -----------     -----------    ------------    ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ..........................    $ 3,723,376     $ 6,765,287    $ (2,292,418)   $ 2,797,891     $ 4,995,852
                                                         ===========     ===========    ============    ==========      ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A3



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
           JANUS ASPEN                                                                                     FRANKLIN
            LARGE CAP       JANUS ASPEN                                   CREDIT SUISSE                     SMALL -      PRUDENTIAL
             GROWTH -      INTERNATIONAL    MFS VIT -          MFS         TRUST GLOBAL      AMERICAN       MID CAP       JENNISON
          INSTITUTIONAL       GROWTH         RESEARCH       EMERGING          SMALL         CENTURY VP      GROWTH      20/20 FOCUS
              SHARES         PORTFOLIO     BOND SERIES    GROWTH SERIES      CAP FUND       VALUE FUND    SECURITIES     PORTFOLIO
          -------------    -------------   -----------    -------------   -------------    -----------    -----------   -----------

           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ------------    ------------    -----------    ------------     -----------     -----------    -----------   -----------
           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========


           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ------------    ------------    -----------    ------------     -----------     -----------    -----------   -----------
           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========

             88,674,396      81,367,198     27,680,136      80,363,288      19,129,672      30,622,715     33,252,845    52,852,609
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========

              6,050,053       5,425,541      2,462,170       5,806,127       1,895,583       7,077,706      2,538,942     5,067,621
           $      20.86    $      35.54    $     16.41    $      19.13     $     12.95     $      8.20    $     20.36   $     15.00
           $159,305,719    $139,142,832    $41,923,657    $133,741,391     $25,770,049     $47,660,725    $56,823,982   $55,848,502





                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
           JANUS ASPEN                                                                                     FRANKLIN
            LARGE CAP       JANUS ASPEN                                   CREDIT SUISSE                     SMALL -      PRUDENTIAL
             GROWTH -      INTERNATIONAL    MFS VIT -          MFS         TRUST GLOBAL      AMERICAN       MID CAP       JENNISON
          INSTITUTIONAL       GROWTH         RESEARCH       EMERGING          SMALL         CENTURY VP      GROWTH      20/20 FOCUS
              SHARES         PORTFOLIO     BOND SERIES    GROWTH SERIES      CAP FUND       VALUE FUND    SECURITIES     PORTFOLIO
          -------------    -------------   -----------    -------------   -------------    -----------    -----------   -----------

           $    435,041    $   2,049,462    $  207,296     $         0      $        0     $   539,857    $         0   $   161,255
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------



              1,847,397        2,377,289       588,615       1,572,189         331,262         833,122        745,362       914,856
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------

             (1,412,356)        (327,827)     (381,319)     (1,572,189)       (331,262)       (293,265)      (745,362)     (753,601)
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------



                      0                0             0               0               0       6,246,311              0             0
             (9,458,633)       3,562,660      (838,873)     (7,816,219)       (876,560)      1,748,794     (1,843,875)      980,144
             13,941,184       43,383,838     3,705,802      17,111,670       4,424,556      (5,702,488)     4,031,486    12,042,155
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------

              4,482,551       46,946,498     2,866,929       9,295,451       3,547,996       2,292,617      2,187,611    13,022,299
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------


           $  3,070,195    $  46,618,671    $2,485,610     $ 7,723,262      $3,216,734     $ 1,999,352    $ 1,442,249   $12,268,698
           ===========     ============     ==========     ===========      ==========     ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A4

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             PRUDENTIAL                                             PRUDENTIAL
                                            DIVERSIFIED                     ALLIANCEBERNSTEIN    SP T.ROWE PRICE       PRUDENTIAL
                                            CONSERVATIVE        DAVIS           LARGE CAP          LARGE - CAP          SP DAVIS
                                          GROWTH PORTFOLIO    VALUE FUND     GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO
                                          ----------------   -----------    -----------------    ----------------   ---------------
ASSETS
 Investment in the portfolios, at
  value...............................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ------------     -----------       -----------         -----------        ------------
 Net Assets...........................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ============     ===========       ===========         ===========        ============

NET ASSETS, representing:
 Accumulation units...................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ------------     -----------       -----------         -----------        ------------
                                            $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ============     ===========       ===========         ===========        ============

 Units outstanding....................       106,143,747      61,958,336        17,224,572          57,241,744         185,836,395
                                            ============     ===========       ===========         ===========        ============

 Portfolio shares held................        12,279,713       5,372,611           423,905           7,754,994          22,829,614
 Portfolio net asset value per share..      $      11.67     $     12.77       $     26.55         $      7.71        $      10.68
 Investment in portfolio shares, at
  cost................................      $123,696,644     $56,130,135       $10,493,797         $49,560,566        $211,390,336


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                 SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             PRUDENTIAL                                             PRUDENTIAL
                                             DIVERSIFIED                    ALLIANCEBERNSTEIN    SP T.ROWE PRICE       PRUDENTIAL
                                            CONSERVATIVE         DAVIS          LARGE CAP          LARGE - CAP          SP DAVIS
                                          GROWTH PORTFOLIO    VALUE FUND     GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO
                                          ----------------    ----------    -----------------    ----------------   ---------------
INVESTMENT INCOME
 Dividend income ......................      $ 4,638,157      $  656,782       $         0         $         0        $ 2,159,236
                                             -----------      ----------       ----------          ----------         -----------

EXPENSES
 Charges to contract owners for
  assuming mortality risk and expense
  risk and for administration .........        2,063,330         965,550           146,642             870,313          3,809,387
                                             -----------      ----------       ----------          ----------         -----------

NET INVESTMENT INCOME (LOSS) ..........        2,574,827        (308,768)         (146,642)           (870,313)        (1,650,151)
                                             -----------      ----------       ----------          ----------         -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .                0               0                 0                   0         23,511,300
 Realized gain (loss) on shares
 redeemed .............................        2,535,471       1,521,013          (174,009)            581,383          3,081,432
 Net change in unrealized gain (loss)
 on investments .......................        2,730,333       4,049,436         1,595,857           7,870,042         (7,195,824)
                                             -----------      ----------       ----------          ----------         -----------

NET GAIN (LOSS) ON INVESTMENTS ........        5,265,804       5,570,449         1,421,848           8,451,425         19,396,908
                                             -----------      ----------       ----------          ----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............      $ 7,840,631      $5,261,681       $ 1,275,206         $ 7,581,112        $17,746,757
                                             ===========      ==========       ==========          ==========         ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A5


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                   PRUDENTIAL SP      PRUDENTIAL SP       PRUDENTIAL SP      PRUDENTIAL SP         LARGE CAP         PRUDENTIAL SP
                     SMALL CAP          SMALL CAP          PIMCO TOTAL         PIMCO HIGH      GROWTH PORTFOLIO -      LARGE CAP
                  VALUE PORTFOLIO    GROWTH PORTFOLIO   RETURN PORTFOLIO    YIELD PORTFOLIO      SERVICE SHARES     VALUE PORTFOLIO

                  ---------------    ----------------   ----------------    ---------------    ------------------   ---------------

                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ------------       -----------        ------------        ------------        -----------         ------------
                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ============       ===========        ============        ============        ===========         ============


                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ------------       -----------        ------------        ------------        -----------         ------------
                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ============       ===========        ============        ============        ===========         ============

                     151,549,798        39,603,085         398,806,077         145,354,556         24,175,461           84,381,837
                    ============       ===========        ============        ============        ===========         ============

                      15,707,593         5,940,738          41,656,949          18,690,263          1,054,493            9,100,918
                    $      14.27       $      6.62        $      11.21        $      10.25        $     20.62         $      11.90
                    $194,653,751       $37,003,304        $470,002,168        $191,021,332        $20,174,321         $ 89,612,827


                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                                      PRUDENTIAL SP
                                                                                                                        STRATEGIC
                                                                                                                         PARTNERS
                                                                                                    PRUDENTIAL SP        FOCUSED
                                                                                                       AIM CORE           GROWTH
                                                                                                   EQUITY PORTFOLIO     PORTFOLIO
                                                                                                   ----------------   -------------

                                                                                                     $28,299,418       $32,169,917
                                                                                                     -----------       -----------
                                                                                                     $28,299,418       $32,169,917
                                                                                                     ===========       ===========


                                                                                                     $28,299,418       $32,169,917
                                                                                                     -----------       -----------
                                                                                                     $28,299,418       $32,169,917
                                                                                                     ===========       ===========

                                                                                                      28,460,491        29,853,860
                                                                                                     ===========       ===========

                                                                                                       3,713,834         3,986,359
                                                                                                     $      7.62       $      8.07
                                                                                                     $24,794,467       $25,940,427


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                   PRUDENTIAL SP      PRUDENTIAL SP       PRUDENTIAL SP      PRUDENTIAL SP         LARGE CAP         PRUDENTIAL SP
                     SMALL CAP          SMALL CAP          PIMCO TOTAL         PIMCO HIGH      GROWTH PORTFOLIO -      LARGE CAP
                  VALUE PORTFOLIO    GROWTH PORTFOLIO   RETURN PORTFOLIO    YIELD PORTFOLIO      SERVICE SHARES     VALUE PORTFOLIO

                  ---------------    ----------------   ----------------    ---------------    ------------------   ---------------

                    $  1,148,900        $        0        $ 22,317,915        $12,485,212          $  27,371          $   862,934
                    ------------        ----------        ------------        -----------          ---------          ----------



                       3,479,333           598,496           7,379,940          3,111,574            347,578            1,644,604
                    ------------        ----------        ------------        -----------          ---------          ----------

                      (2,330,433)         (598,496)         14,937,975          9,373,638           (320,207)            (781,670)
                    ------------        ----------        ------------        -----------          ---------          ----------



                      25,276,567                 0           8,173,454          2,712,916                  0            2,578,872
                       3,784,154           291,398             906,429            749,369            137,201            2,811,229
                     (19,811,506)          770,574         (20,179,812)        (8,389,007)           673,073              703,945
                    ------------        ----------        ------------        -----------          ---------          ----------

                       9,249,215         1,061,972         (11,099,929)        (4,926,722)           810,274            6,094,046
                    ------------        ----------        ------------        -----------          ---------          ----------


                    $  6,918,782        $  463,476        $  3,838,046        $ 4,446,916          $ 490,067          $ 5,312,376
                    ============        ==========        ============        ===========          =========          ==========


                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                                      PRUDENTIAL SP
                                                                                                                        STRATEGIC
                                                                                                                         PARTNERS
                                                                                                    PRUDENTIAL SP        FOCUSED
                                                                                                       AIM CORE           GROWTH
                                                                                                   EQUITY PORTFOLIO     PORTFOLIO
                                                                                                   ----------------   -------------

                                                                                                      $ 289,031        $         0
                                                                                                      ---------        ----------



                                                                                                        455,314            436,880
                                                                                                      ---------        ----------

                                                                                                       (166,283)          (436,880)
                                                                                                      ---------        ----------



                                                                                                              0                  0
                                                                                                        416,012            692,794
                                                                                                        577,096          3,435,147
                                                                                                      ---------        ----------

                                                                                                        993,108          4,127,941
                                                                                                      ---------        ----------


                                                                                                      $ 826,825        $ 3,691,061
                                                                                                      =========        ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A6

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                             PRUDENTIAL                          PRUDENTIAL SP      PRUDENTIAL SP     PRUDENTIAL SP
                                               SP MID        SP PRUDENTIAL       CONSERVATIVE      BALANCED ASSET     GROWTH ASSET
                                             CAP GROWTH      U.S. EMERGING     ASSET ALLOCATION      ALLOCATION        ALLOCATION
                                             PORTFOLIO     GROWTH PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                            ------------   ----------------    ----------------    ---------------   --------------
ASSETS
 Investment in the portfolios, at value.    $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ------------     ------------       --------------     ---------------   --------------
 Net Assets.............................    $124,278,059     $156,928,283       $1,263,779,736     $1,2 63,779,736   $1,099,498,635
                                            ============     ============       ==============     ===============   ==============

NET ASSETS, representing:
 Accumulation units.....................    $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ------------     ------------       --------------     ---------------   --------------
                                            $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ============     ============       ==============     ===============   ==============

 Units outstanding......................     118,076,359      114,303,297          413,947,172         772,288,551      593,162,776
                                            ============     ============       ==============     ===============   ==============

 Portfolio shares held..................      17,236,901       19,940,061           53,462,077         115,730,745      107,477,872
 Portfolio net asset value per share....    $       7.21     $       7.87       $        11.28     $         10.92   $        10.23
 Investment in portfolio shares, at cost    $102,800,875     $130,790,980       $  553,954,284     $ 1,128,724,071   $  966,311,498


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                   SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
                                               PRUDENTIAL                          PRUDENTIAL SP     PRUDENTIAL SP    PRUDENTIAL SP
                                                 SP MID        SP PRUDENTIAL       CONSERVATIVE      BALANCED ASSET    GROWTH ASSET
                                               CAP GROWTH      U.S. EMERGING     ASSET ALLOCATION      ALLOCATION       ALLOCATION
                                                PORTFOLIO    GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                               -----------   ----------------    ----------------    --------------   -------------
INVESTMENT INCOME
 Dividend income ..........................    $         0      $       172        $  6,445,873      $   8,033,704    $   4,114,714
                                               -----------      -----------        -----------       -------------    ------------

EXPENSES
 Charges to contract owners for assuming
 mortality risk and expense risk and for
 administration ...........................      1,773,781        2,062,388           8,352,493         16,425,195       13,824,978
                                               -----------      -----------        -----------       -------------    ------------

NET INVESTMENT INCOME (LOSS)...............     (1,773,781)      (2,062,216)         (1,906,620)        (8,391,491)      (9,710,264)
                                               -----------      -----------        -----------       -------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .....              0       18,576,610          15,754,443         28,541,150       23,715,519
 Realized gain (loss) on shares redeemed ..      2,231,696        1,595,404           5,522,383         10,206,946        9,694,025
 Net change in unrealized gain (loss) on
 investments ..............................      7,045,991        4,930,506           3,789,792         33,460,032       44,912,109
                                               -----------      -----------        -----------       -------------    ------------

NET GAIN (LOSS) ON INVESTMENTS.............      9,277,687       25,102,520          25,066,618         72,208,128       78,321,653
                                               -----------      -----------        -----------       -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................    $ 7,503,906      $23,040,304        $ 23,159,998      $  63,816,637    $  68,611,389
                                               ===========      ===========        ===========       =============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A7


                                                             SUBACCOUNTS (CONTINUED)
               --------------------------------------------------------------------------------------------------------------------

               PRUDENTIAL SP
                AGGRESSIVE       PRUDENTIAL SP      PRUDENTIAL SP
               GROWTH ASSET      WILLIAM BLAIR           LSV                                                          EVERGREEN VA
                ALLOCATION       INTERNATIONAL      INTERNATIONAL     EVERGREEN VA    EVERGREEN VA    EVERGREEN VA   SPECIAL VALUES
                 PORTFOLIO     GROWTH PORTFOLIO    VALUE PORTFOLIO   BALANCED FUND     GROWTH FUND     OMEGA FUND         FUND
               -------------   ----------------    ---------------   -------------    ------------    ------------   --------------

               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ------------       -----------        -----------       ----------      ----------      ----------      ----------
               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ============       ===========        ===========       ==========      ==========      ==========      ==========


               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ------------       -----------        -----------       ----------      ----------      ----------      ----------
               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ============       ===========        ===========       ==========      ==========      ==========      ==========

                112,978,849        65,435,957         61,883,853        1,017,266         848,705       2,202,758       2,585,613
               ============       ===========        ===========       ==========      ==========      ==========      ==========

                 16,743,698        11,113,642          8,909,134           87,336          91,095         187,046         257,402
               $       9.50       $      7.55        $      9.08       $    14.13      $    14.70      $    16.79      $    16.13
               $133,634,955       $66,598,447        $67,243,134       $1,122,936      $1,072,687      $2,702,807      $3,646,481


                                                                                                                       SUBACCOUNTS
                                                                                                                       (CONTINUED)
                                                                                                                      -------------

                                                                                                                       EVERGREEN VA
                                                                                                                      INTERNATIONAL
                                                                                                                       EQUITY FUND
                                                                                                                      -------------

                                                                                                                        $1,730,007
                                                                                                                        ----------
                                                                                                                        $1,730,007
                                                                                                                        ==========


                                                                                                                        $1,730,007
                                                                                                                        ----------
                                                                                                                        $1,730,007
                                                                                                                        ==========

                                                                                                                           124,000
                                                                                                                        ==========

                                                                                                                           120,895
                                                                                                                        $    14.31
                                                                                                                        $1,413,004


                                                             SUBACCOUNTS (CONTINUED)
               --------------------------------------------------------------------------------------------------------------------

               PRUDENTIAL SP
                AGGRESSIVE       PRUDENTIAL SP      PRUDENTIAL SP
               GROWTH ASSET      WILLIAM BLAIR           LSV                                                          EVERGREEN VA
                ALLOCATION       INTERNATIONAL      INTERNATIONAL     EVERGREEN VA    EVERGREEN VA    EVERGREEN VA   SPECIAL VALUES
                 PORTFOLIO     GROWTH PORTFOLIO    VALUE PORTFOLIO   BALANCED FUND     GROWTH FUND     OMEGA FUND         FUND
               -------------   ----------------    ---------------   -------------    ------------    ------------   --------------

               $    218,757       $   421,301        $   301,299        $ 32,702        $      0      $     6,411      $   40,077
               -----------        -----------        ----------         --------        --------      ----------       ----------



                  2,203,274         1,133,588          1,160,230          23,517          22,939           52,870          66,685
               -----------        -----------        ----------         --------        --------      ----------       ----------

                 (1,984,517)         (712,287)          (858,931)          9,185         (22,939)         (46,459)        (26,608)
               -----------        -----------        ----------         --------        --------      ----------       ----------



                  4,927,915         3,115,642          6,300,490               0               0                0         417,032
                  1,796,723         1,531,954          1,254,808          29,775          37,698           56,031         104,221
                  7,633,077         6,591,023          1,817,970          (1,130)         29,857           39,593        (161,923)
               -----------        -----------        ----------         --------        --------      ----------       ----------

                 14,357,715        11,238,619          9,373,268          28,645          67,555           95,624         359,330
               -----------        -----------        ----------         --------        --------      ----------       ----------


               $ 12,373,198       $10,526,332        $ 8,514,337        $ 37,830        $ 44,616      $    49,165      $  332,722
               ===========        ===========        ==========         ========        ========      ==========       ==========


                                                                                                                       SUBACCOUNTS
                                                                                                                       (CONTINUED)
                                                                                                                      -------------

                                                                                                                       EVERGREEN VA
                                                                                                                      INTERNATIONAL
                                                                                                                       EQUITY FUND
                                                                                                                      -------------

                                                                                                                       $    36,641
                                                                                                                       ----------



                                                                                                                            23,904
                                                                                                                       ----------

                                                                                                                            12,737
                                                                                                                       ----------



                                                                                                                                 0
                                                                                                                            17,640
                                                                                                                           176,546
                                                                                                                       ----------

                                                                                                                           194,186
                                                                                                                       ----------


                                                                                                                       $   206,923
                                                                                                                       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A8

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------

                                                                                                    AST AMERICAN
                                                                    AST            AST AMERICAN       CENTURY
                                             EVERGREEN VA    ALLIANCEBERNSTEIN    CENTURY INCOME     STRATEGIC        AST COHEN &
                                             FUNDAMENTAL      GROWTH & INCOME        & GROWTH         BALANCED        STEERS REAL
                                            LARGE CAP FUND       PORTFOLIO           PORTFOLIO       PORTFOLIO     ESTATE PORTFOLIO
                                            --------------   -----------------    --------------    ------------   ----------------
ASSETS
 Investment in the portfolios, at value.     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             -----------        -----------         ----------        --------        ----------
 Net Assets.............................     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             ===========        ===========         ==========        ========        ==========

NET ASSETS, representing:
 Accumulation units.....................     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             -----------        -----------         ----------        --------        ----------
                                             $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             ===========        ===========         ==========        ========        ==========

 Units outstanding......................         343,937            114,672            140,275          87,237           443,049
                                             ===========        ===========         ==========        ========        ==========

 Portfolio shares held..................         230,171             58,227            105,959          62,953           299,518
 Portfolio net asset value per share....     $     17.89        $     20.21         $    13.68        $  14.29        $    17.78
 Investment in portfolio shares, at cost     $ 3,585,573        $ 1,143,114         $1,414,203        $872,394        $5,067,907


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                    SUBACCOUNTS
                                                -----------------------------------------------------------------------------------


                                                                                                    AST AMERICAN
                                                                                   AST AMERICAN       CENTURY
                                                 EVERGREEN VA                     CENTURY INCOME     STRATEGIC        AST COHEN &
                                                 FUNDAMENTAL      EVERGREEN VA       & GROWTH         BALANCED        STEERS REAL
                                                LARGE CAP FUND        FUND           PORTFOLIO       PORTFOLIO     ESTATE PORTFOLIO
                                                --------------   -------------    --------------    ------------   ----------------
INVESTMENT INCOME
 Dividend income ...........................     $    37,651       $        0       $        0        $   164          $     658
                                                 -----------       ----------       ---------         -------          --------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration ...........................          63,308            5,114            8,827          7,113             34,095
                                                 -----------       ----------       ---------         -------          --------

NET INVESTMENT INCOME (LOSS)................         (25,657)          (5,114)          (8,827)        (6,949)           (33,437)
                                                 -----------       ----------       ---------         -------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received ......               0                0                0              0              3,254
 Realized gain (loss) on shares redeemed ...          52,618            2,206            4,004            181             19,238
 Net change in unrealized gain (loss) on
  investments ..............................         312,399           33,647           35,315         27,207            257,528
                                                 -----------       ----------       ---------         -------          --------

NET GAIN (LOSS) ON INVESTMENTS..............         365,017           35,853           39,319         27,388            280,020
                                                 -----------       ----------       ---------         -------          --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................     $   339,360       $   30,739       $   30,492        $20,439          $ 246,583
                                                 ===========       ==========       =========         =======          ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A9

<-


                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      AST GLOBAL      AST DEAM       AST DEAM SMALL-                            AST GOLDMAN       AST FEDERATED
      ALLOCATION      LARGE-CAP        CAP GROWTH        AST DEAM SMALL-     SACHS HIGH YIELD       AGGRESSIVE        AST MID-CAP
       PORFOLIO    VALUE PORFOLIO       PORFOLIO       CAP VALUE PORFOLIO        PORTFOLIO       GROWTH PORTFOLIO   VALUE PORTFOLIO
      ----------   --------------    ---------------   ------------------    ----------------    ----------------   ---------------

       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       --------      ----------        ----------          ----------           ----------         ----------         ----------
       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       ========      ==========        ==========          ==========           ==========         ==========         ==========


       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       --------      ----------        ----------          ----------           ----------         ----------         ----------
       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       ========      ==========        ==========          ==========           ==========         ==========         ==========

         46,597         295,846             62,813             114,953             274,409             297,309            143,016
       ========      ==========        ==========          ==========           ==========         ==========         ==========

         39,363         253,713             77,289              96,387             326,350             311,440            117,178
       $  12.56      $    12.50        $      8.38         $     11.95          $     8.29         $     10.46        $     12.63
       $481,299      $3,027,234        $   628,983         $ 1,153,178          $2,661,656         $ 3,045,136        $ 1,453,181


                                                                                                                      SUBACCOUNTS
                                                                                                                      (CONTINUED)
                                                                                                                    ---------------
                                                                                                                     AST SMALL CAP
                                                                                                                    VALUE PORTFOLIO
                                                                                                                    ---------------

                                                                                                                      $ 2,432,875
                                                                                                                      -----------
                                                                                                                      $ 2,432,875
                                                                                                                      ===========


                                                                                                                      $ 2,432,875
                                                                                                                      -----------
                                                                                                                      $ 2,432,875
                                                                                                                      ===========

                                                                                                                          228,580
                                                                                                                      ===========

                                                                                                                          161,760
                                                                                                                      $     15.04
                                                                                                                      $ 2,373,791


                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      AST GLOBAL      AST DEAM       AST DEAM SMALL-                            AST GOLDMAN       AST FEDERATED
      ALLOCATION      LARGE-CAP        CAP GROWTH        AST DEAM SMALL-     SACHS HIGH YIELD       AGGRESSIVE        AST MID-CAP
       PORFOLIO    VALUE PORFOLIO       PORFOLIO       CAP VALUE PORFOLIO        PORTFOLIO       GROWTH PORTFOLIO   VALUE PORTFOLIO
      ----------   --------------    ---------------   ------------------    ----------------    ----------------   ---------------


       $      0       $     350        $         0          $       6           $    8,873          $        0         $     185
       -------        --------         ----------           ---------           ---------           ----------         ---------



          1,664          17,523              4,414              7,213               18,139              15,546             9,232
       -------        --------         ----------           ---------           ---------           ----------         ---------

         (1,664)        (17,173)            (4,414)            (7,207)              (9,266)            (15,546)           (9,047)
       -------        --------         ----------           ---------           ---------           ----------         ---------



              0               0                  0                329                    0               2,785                 0
            672           7,423              3,774               (736)              (5,079)             19,579             4,302
         13,106         144,175             18,699             (1,359)              43,783             212,525            26,773
       -------        --------         ----------           ---------           ---------           ----------         ---------

         13,778         151,598             22,473             (1,766)              38,704             234,889            31,075
       -------        --------         ----------           ---------           ---------           ----------         ---------


       $ 12,114       $ 134,425        $    18,059          $  (8,973)          $   29,438          $  219,343         $  22,028
       =======        ========         ==========           =========           =========           ==========         =========


                                                                                                                      SUBACCOUNTS
                                                                                                                      (CONTINUED)
                                                                                                                    ---------------
                                                                                                                     AST SMALL CAP
                                                                                                                    VALUE PORTFOLIO
                                                                                                                    ---------------

                                                                                                                       $       0
                                                                                                                       ---------



                                                                                                                          14,429
                                                                                                                       ---------

                                                                                                                         (14,429)
                                                                                                                       ---------



                                                                                                                             273
                                                                                                                          29,323
                                                                                                                          59,084
                                                                                                                       ---------

                                                                                                                          88,680
                                                                                                                       ---------


                                                                                                                       $  74,251
                                                                                                                       =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------

                                           AST GOLDMAN
                                              SACHS            AST GOLDMAN                         AST LORD ABBETT     AST MARSICO
                                           CONCENTRATED       SACHS MID-CAP      AST LARGE-CAP     BOND DEBENTURE    CAPITAL GROWTH
                                         GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO         PORTFOLIO
                                         ----------------   ----------------    ---------------    ---------------   --------------
ASSETS
 Investment in the portfolios, at
 value...............................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           -----------         -----------        ------------       -----------       -----------
 Net Assets..........................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           ===========         ===========        ============       ===========       ===========

NET ASSETS, representing:
 Accumulation units..................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           -----------         -----------        ------------       -----------       -----------
                                           $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           ===========         ===========        ============       ===========       ===========

 Units outstanding...................           96,752             234,239             972,517           285,006           709,067
                                           ===========         ===========        ============       ===========       ===========

 Portfolio shares held...............           46,834             536,258             584,182           250,239           404,935
 Portfolio net asset value per share.      $     22.22         $      4.62        $      17.57       $     11.33       $     19.08
 Investment in portfolio shares, at
 cost................................      $ 1,005,631         $ 2,372,392        $ 10,019,639       $ 2,802,104       $ 7,384,543


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------

                                           AST GOLDMAN
                                              SACHS            AST GOLDMAN                         AST LORD ABBETT     AST MARSICO
                                           CONCENTRATED       SACHS MID-CAP      AST LARGE-CAP     BOND DEBENTURE    CAPITAL GROWTH
                                         GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO         PORTFOLIO
                                         ----------------   ----------------    ---------------    ---------------   --------------
INVESTMENT INCOME
 Dividend income.....................      $        26         $         0        $     1,508        $       819       $        0
                                           -----------         -----------        -----------        -----------       ----------

EXPENSES
 Charges to contract owners
 for assuming mortality
   risk and expense risk and for
 administration......................            5,951              15,593             66,697             16,410           44,641
                                           -----------         -----------        -----------        -----------       ----------

NET INVESTMENT INCOME (LOSS).........           (5,925)            (15,593)           (65,189)           (15,591)         (44,641)
                                           -----------         -----------        -----------        -----------       ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS)
 ON INVESTMENTS
 Capital gains distributions received                0                   0                  0                217                0
 Realized gain (loss) on shares
 redeemed............................            5,545               5,393             26,067              6,275           45,447
 Net change in unrealized gain (loss)
 on investments......................           35,023             105,119            244,443             33,108          341,612
                                           -----------         -----------        -----------        -----------       ----------

NET GAIN (LOSS) ON INVESTMENTS.......           40,568             110,512            270,510             39,600          387,059
                                           -----------         -----------        -----------        -----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...........      $    34,643         $    94,919        $   205,321        $    24,009       $  342,418
                                           ===========         ===========        ===========        ===========       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11


                                                     SUBACCOUNTS (CONTINUED)
 ---------------------------------------------------------------------------------------------------------------------------------


                                                                                                                       AST T. ROWE
                  AST NEUBERGER                                                    AST                 AST                PRICE
   AST MFS        & BERMAN MID-     AST NEUBERGER &        AST PIMCO        ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN         NATURAL
    GROWTH         CAP GROWTH       BERMAN MID-CAP      LIMITED MATURITY       CORE VALUE         MANAGED INDEX         RESOURCES
  PORTFOLIO         PORTFOLIO       VALUE PORTFOLIO      BOND PORTFOLIO         PORTFOLIO         500 PORTFOLIO         PORTFOLIO
-------------    ---------------   ----------------    -----------------    -----------------   -----------------     ------------

  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ----------       -----------       -----------          ------------       --------------      ---------------      -------------
  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ==========       ===========       ===========          ============       ==============      ===============      =============


  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ----------       -----------       -----------          ------------       --------------      ---------------      -------------
  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ==========       ===========       ===========          ============       ==============      ===============      =============

     136,599           434,960         1,055,431               371,976               54,284              214,898          2,036,631
  ==========       ===========       ===========          ============       ==============      ===============      =============

     170,961           305,321           561,818               337,009               44,945              182,674            867,853

  $     8.59       $     16.15       $     20.45          $      11.10       $        12.45      $         12.23      $       27.55
  $1,418,915       $ 4,735,498       $10,965,595          $  3,711,291       $      542,500      $     2,203,720      $  21,927,738


                                                                                                                     SUBACCOUNTS
                                                                                                                     (CONTINUED)
                                                                                                                  -----------------
                                                                                                                  AST T. ROWE PRICE
                                                                                                                   ASSET ALLOCATION
                                                                                                                      PORTFOLIO
                                                                                                                  -----------------

                                                                                                                      $2,212,784
                                                                                                                      ----------
                                                                                                                      $2,212,784
                                                                                                                      ==========


                                                                                                                      $2,212,784
                                                                                                                      ----------
                                                                                                                      $2,212,784
                                                                                                                      ==========

                                                                                                                         213,872
                                                                                                                      ==========

                                                                                                                         129,251
                                                                                                                      $    17.12
                                                                                                                      $2,166,751



                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
                  AST NEUBERGER                                                 AST                  AST
       AST MFS    & BERMAN MID-    AST NEUBERGER &       AST PIMCO       ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN   AST T. ROWE PRICE
       GROWTH       CAP GROWTH     BERMAN MID-CAP    LIMITED MATURITY        CORE VALUE         MANAGED INDEX     NATURAL RESOURCES
      PORTFOLIO     PORTFOLIO      VALUE PORTFOLIO    BOND PORTFOLIO         PORTFOLIO          500 PORTFOLIO         PORTFOLIO
      ---------   -------------    ---------------   ----------------    -----------------    -----------------   -----------------


      $       0     $        0      $        124        $       915        $           0        $         444      $           493
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------




          8,227         21,971            60,910             24,998                3,346                8,524              127,647
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------

         (8,227)       (21,971)          (60,786)           (24,083)              (3,346)              (8,080)            (127,154)
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------



              0              0            12,304                390                    0                    0               14,684
          2,068        114,981            85,450                907                  508                1,035              161,063
         49,641        195,444           523,577             29,513               17,062               30,388            1,981,605
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------

         51,709        310,425           621,331             30,810               17,570               31,423            2,157,352
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------


      $  43,482     $  288,454      $    560,545        $     6,727        $      14,224        $      23,343      $     2,030,198
      =========     =========       ============        ===========        =============        =============      ===============


                                                                                                                     SUBACCOUNTS
                                                                                                                     (CONTINUED)
                                                                                                                  -----------------
                                                                                                                  AST T. ROWE PRICE
                                                                                                                   ASSET ALLOCATION
                                                                                                                      PORTFOLIO
                                                                                                                  -----------------

                                                                                                                      $     289
                                                                                                                      ---------




                                                                                                                         10,737
                                                                                                                      ---------

                                                                                                                        (10,448)
                                                                                                                      ---------



                                                                                                                            123
                                                                                                                          2,104
                                                                                                                         46,033
                                                                                                                      ---------

                                                                                                                         48,260
                                                                                                                      ---------


                                                                                                                      $  37,812
                                                                                                                      =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                              SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                        AST JP MORGAN       AST T. ROWE      AST AGGRESSIVE         AST CAPITAL
                                    AST MFS GLOBAL      INTERNATIONAL      PRICE GLOBAL     ASSET ALLOCATION       GROWTH ASSET
                                   EQUITY PORTFOLIO   EQUITY PORTFOLIO    BOND PORTFOLIO       PORTFOLIO       ALLOCATION PORTFOLIO
                                   ----------------   ----------------    --------------    ----------------   --------------------
ASSETS
 Investment in the portfolios,
 at value......................       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ----------         ----------         ----------         ----------           -----------
 Net Assets....................       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ==========         ==========         ==========         ==========           ===========

NET ASSETS, REPRESENTING:
 Accumulation units............       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ----------         ----------         ----------         ----------           -----------
                                      $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ==========         ==========         ==========         ==========           ===========

 Units outstanding.............          165,532            336,854            359,354            218,878             2,644,939
                                      ==========         ==========         ==========         ==========           ===========

 Portfolio shares held.........          133,547            178,427            303,680            218,574             2,640,508
 Portfolio net asset value per
 share.........................       $    12.98         $    20.10         $    11.18         $    10.01           $     10.02
 Investment in portfolio
 shares, at cost...............       $1,632,230         $3,334,240         $3,443,247         $2,194,226           $26,536,045


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                              SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                        AST JP MORGAN       AST T. ROWE      AST AGGRESSIVE         AST CAPITAL
                                    AST MFS GLOBAL      INTERNATIONAL      PRICE GLOBAL     ASSET ALLOCATION       GROWTH ASSET
                                   EQUITY PORTFOLIO   EQUITY PORTFOLIO    BOND PORTFOLIO       PORTFOLIO       ALLOCATION PORTFOLIO
                                   ----------------   ----------------    --------------    ----------------   --------------------
INVESTMENT INCOME
 Dividend income...............       $        5          $       7         $      836         $        0          $          0
                                      ---------           ---------         ----------         ----------          -----------

EXPENSES
 Charges to contract owners
 for assuming mortality
   risk and expense risk and
 for administration............           11,865             21,079             23,860              1,245                15,839
                                      ---------           ---------         ----------         ----------          -----------

NET INVESTMENT INCOME (LOSS)...          (11,860)           (21,072)           (23,024)            (1,245)              (15,839)
                                      ---------           ---------         ----------         ----------          -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions
 received......................                0                  0                 31                  0                     0
 Realized gain (loss) on
 shares redeemed...............            7,119             26,670            (12,561)              (125)                6,412
 Net change in unrealized gain
 (loss) on investments.........          101,212            252,142            (48,108)            (6,304)              (78,152)
                                      ---------           ---------         ----------         ----------          -----------

NET GAIN (LOSS) ON INVESTMENTS.          108,331            278,812            (60,638)            (6,429)              (71,740)
                                      ---------           ---------         ----------         ----------          -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS...............       $   96,471          $ 257,740         $  (83,662)        $   (7,674)         $    (87,579)
                                      =========           =========         ==========         ==========          ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13


                                                                                   SUBACCOUNTS (CONTINUED)
                                                           ------------------------------------------------------------------------

                                                            AST BALANCED      AST CONSERVATIVE    AST PRESERVATION    GARTMORE GVIT
                                                          ASSET ALLOCATION    ASSET ALLOCATION    ASSET ALLOCATION     DEVELOPING
                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO           MARKETS
                                                          ----------------    ----------------    ----------------   --------------

                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             -----------       --------------      --------------    --------------
                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             ===========       ==============      ==============    ==============


                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             -----------       --------------      --------------    --------------
                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             ===========       ==============      ==============    ==============

                                                               2,355,050              857,910             220,096           579,313
                                                             ===========       ==============      ==============    ==============

                                                               2,348,854              856,570             219,573           535,481
                                                             $     10.04       $        10.04      $        10.06    $        13.05
                                                             $23,622,613       $    8,603,945      $    2,209,992    $    6,423,110





                                                                                    SUBACCOUNTS (CONTINUED)
                                                            -----------------------------------------------------------------------

                                                             AST BALANCED      AST CONSERVATIVE    AST PRESERVATION   GARTMORE GVIT
                                                           ASSET ALLOCATION    ASSET ALLOCATION    ASSET ALLOCATION     DEVELOPING
                                                               PORTFOLIO           PORTFOLIO          PORTFOLIO          MARKETS
                                                           ----------------    ----------------    ----------------   -------------

                                                             $          0       $            0      $            0    $       7,170
                                                             ------------       --------------      --------------    -------------




                                                                   13,960                4,896               1,090           29,954
                                                             ------------       --------------      --------------    -------------

                                                                  (13,960)              (4,896)             (1,090)         (22,784)
                                                             ------------       --------------      --------------    -------------



                                                                        0                    0                   0          184,335
                                                                    3,894                1,099                  20           17,210
                                                                  (40,115)              (3,986)             (1,091)         564,912
                                                             ------------       --------------      --------------    -------------

                                                                  (36,221)              (2,887)             (1,071)         766,457
                                                             ------------       --------------      --------------    -------------


                                                             $    (50,181)      $       (7,783)     $       (2,161)   $     743,673
                                                             ============       ==============      ==============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                           PRUDENTIAL MONEY MARKET       PRUDENTIAL DIVERSIFIED BOND
                                                  PORTFOLIO                       PORTFOLIO             PRUDENTIAL EQUITY PORTFOLIO
                                        -----------------------------    ---------------------------    ---------------------------
                                         01/01/2005      01/01/2004      01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                             TO              TO              TO              TO              TO             TO
                                         12/31/2005      12/31/2004      12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                       -------------    -------------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ......   $   3,074,108    $  (1,286,984)  $ 15,924,404    $ 14,048,404    $ (2,003,882)  $   (742,541)
 Capital gains distributions
  received .........................               0                0      3,104,924               0               0              0
 Realized gain (loss) on shares
  redeemed .........................               0                0        185,432         747,430     (16,708,474)   (23,185,880)
 Net change in unrealized gain
  (loss) on investments ............               0                0    (11,685,529)      3,770,820      60,319,315     57,878,332
                                       -------------    -------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .       3,074,108       (1,286,984)     7,529,231      18,566,654      41,606,959     33,949,911
                                       -------------    -------------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .......      25,973,296       45,997,417      1,039,019       1,900,640       9,659,650     19,296,942
 Surrenders, withdrawals and death
  benefits .........................     (62,482,427)     (68,756,681)   (64,622,933)    (66,835,749)    (56,559,288)   (52,145,804)
 Net transfers between other
  subaccounts or fixed rate option .         (43,165)     (56,343,094)    (2,540,138)    (17,469,522)      8,247,822     (3,394,283)
 Withdrawal and other charges ......        (159,430)        (141,857)      (163,986)       (191,414)       (325,998)      (237,351)
                                       -------------    -------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ...............     (36,711,726)     (79,244,215)   (66,288,038)    (82,596,045)    (38,977,814)   (36,480,496)
                                       -------------    -------------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...........................     (33,637,618)     (80,531,199)   (58,758,807)    (64,029,391)      2,629,145     (2,530,585)

NET ASSETS
 Beginning of period ...............     243,516,359      324,047,558    442,816,918     506,846,309     435,763,666    438,294,251
                                       -------------    -------------   ------------    ------------    ------------   ------------
 End of period .....................   $ 209,878,741    $ 243,516,359   $384,058,111    $442,816,918    $438,392,811   $435,763,666
                                       =============    =============   ============    ============    ============   ============

 Beginning units ...................     213,892,002      279,424,784    283,870,233     338,318,703     266,362,367    285,436,115
                                       -------------    -------------   ------------    ------------    ------------   ------------
 Units issued ......................     153,718,217      172,655,649     15,432,921      17,336,056      40,581,187     33,577,225
 Units redeemed ....................    (184,364,673)    (238,188,431)   (57,553,788)    (71,784,526)    (57,093,973)   (52,650,973)
                                       -------------    -------------   ------------    ------------    ------------   ------------
 Ending units ......................     183,245,546      213,892,002    241,749,366     283,870,233     249,849,581    266,362,367
                                       =============    =============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15


                                                             SUBACCOUNTS (CONTINUED)
              ---------------------------------------------------------------------------------------------------------------------
                 PRUDENTIAL FLEXIBLE        PRUDENTIAL CONSERVATIVE
                       MANAGED                      BALANCED                                            PRUDENTIAL HIGH YIELD BOND
                      PORTFOLIO                    PORTFOLIO             PRUDENTIAL VALUE PORTFOLIO              PORTFOLIO
              -------------------------    --------------------------    ---------------------------    ---------------------------
              01/01/2005    01/01/2004     01/01/2005     01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                  TO            TO             TO             TO             TO              TO              TO             TO
              12/31/2005    12/31/2004     12/31/2005     12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------

             $   194,740    $    29,404   $   512,490    $    363,288   $   (233,309)   $   (209,501)   $ 11,776,412   $ 14,426,069
                       0              0       511,745         342,596              0               0               0              0
                (377,559)      (833,319)     (423,229)       (835,159)     1,248,164      (7,423,878)    (11,508,635)   (12,613,537)
                 974,063      3,801,436       261,179       3,568,051     55,481,776      59,354,321       3,768,417     18,432,869
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------


                 791,244      2,997,521       862,185       3,438,776     56,496,631      51,720,942       4,036,194     20,245,401
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------


                 125,285        168,510       278,625         195,297     16,256,015      21,394,102         719,220      1,290,827
              (5,421,580)    (5,709,740)   (9,346,996)    (10,465,932)   (53,091,429)    (45,280,446)    (38,024,426)   (40,671,073)

                (229,798)        48,963      (431,250)         94,020      9,960,551       6,678,528      (3,470,112)    (1,936,786)
                       0              0             0               0       (291,812)       (204,587)        (91,653)      (103,171)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------



              (5,526,093)    (5,492,267)   (9,499,621)    (10,176,615)   (27,166,675)    (17,412,403)    (40,866,971)   (41,420,203)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------

              (4,734,849)    (2,494,746)   (8,637,436)     (6,737,839)    29,329,956      34,308,539     (36,830,777)   (21,174,802)


              34,089,337     36,584,083    53,905,299      60,643,138    396,997,224     362,688,685     240,357,409    261,532,211
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
             $29,354,488    $34,089,337   $45,267,863    $ 53,905,299   $426,327,180    $396,997,224    $203,526,632   $240,357,409
             ===========    ===========   ===========    ============   ============    ============    ============   ============

              21,202,342     24,848,759    34,197,360      40,989,495    202,437,819     201,620,943     160,680,619    190,159,605
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
                 439,277        608,773       649,387       1,064,766     38,637,914      40,368,726      11,172,628     13,975,421
              (3,868,685)    (4,255,190)   (6,693,865)     (7,856,901)   (45,040,307)    (39,551,850)    (38,422,431)   (43,454,407)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
              17,772,934     21,202,342    28,152,882      34,197,360    196,035,426     202,437,819     133,430,816    160,680,619
             ===========    ===========   ===========    ============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                 SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                              PRUDENTIAL NATURAL
                                                   RESOURCES               PRUDENTIAL STOCK INDEX
                                                   PORTFOLIO                     PORTFOLIO              PRUDENTIAL GLOBAL PORTFOLIO
                                           -------------------------    ----------------------------    ---------------------------
                                           01/01/2005    01/01/2004     01/01/2005       01/01/2004      01/01/2005     01/01/2004
                                               TO            TO             TO               TO              TO             TO
                                           12/31/2005    12/31/2004     12/31/2005       12/31/2004      12/31/2005     12/31/2004
                                          -----------    -----------   ------------    -------------    ------------   ------------
OPERATIONS
 Net investment income (loss) .........   $  (199,053)   $   209,203   $     23,031    $   1,239,116    $ (1,057,022)  $   (559,585)
 Capital gains distributions received .     1,127,518        383,998     16,740,469       11,234,005               0              0
 Realized gain (loss) on shares
  redeemed ............................       851,203        437,034     (7,350,862)     (11,004,851)     (3,461,790)    (5,985,796)
 Net change in unrealized gain (loss)
  on investments ......................     4,521,391      1,213,153      9,207,763       55,067,514      21,340,112     15,956,359
                                          -----------    -----------   ------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........     6,301,059      2,243,388     18,620,401       56,535,784      16,821,300      9,410,978
                                          -----------    -----------   ------------    -------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ..........        70,375         65,588     23,225,886       48,477,770       4,679,580      9,100,882
 Surrenders, withdrawals and death
  benefits ............................    (1,972,363)    (1,385,296)   (73,909,593)     (70,056,973)    (13,765,966)   (12,485,939)
 Net transfers between other
   subaccounts or fixed rate option ...     1,120,442        789,110    (14,785,853)      13,236,484      (4,029,339)       366,903
 Withdrawal and other charges .........             0              0       (661,930)        (468,263)       (121,972)       (84,867)
                                          -----------    -----------   ------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ........................      (781,546)      (530,598)   (66,131,490)      (8,810,982)    (13,237,697)    (3,103,021)
                                          -----------    -----------   ------------    -------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..............................     5,519,513      1,712,790    (47,511,089)      47,724,802       3,583,603      6,307,957

NET ASSETS
 Beginning of period ..................    11,783,155     10,070,365    693,094,086      645,369,284     128,220,805    121,912,848
                                          -----------    -----------   ------------    -------------    ------------   ------------
 End of period ........................   $17,302,668    $11,783,155   $645,582,997    $ 693,094,086    $131,804,408   $128,220,805
                                          ===========    ===========   ============    =============    ============   ============

 Beginning units ......................     3,501,077      3,693,730    443,160,103      434,431,502      92,114,846     93,158,486
                                          -----------    -----------   ------------    -------------    ------------   ------------
 Units issued .........................       537,765        545,780     49,082,867      110,943,851      11,554,308     19,750,226
 Units redeemed .......................      (695,357)      (738,433)   (85,145,294)    (102,215,250)    (20,114,911)   (20,793,866)
                                          -----------    -----------   ------------    -------------    ------------   ------------
 Ending units .........................     3,343,485      3,501,077    407,097,676      443,160,103      83,554,243     92,114,846
                                          ===========    ===========   ============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
                                               PRUDENTIAL SMALL                T. ROWE PRICE
               PRUDENTIAL JENNISON              CAPITALIZATION                 INTERNATIONAL               T. ROWE PRICE EQUITY
                    PORTFOLIO                   STOCK PORTFOLIO               STOCK PORTFOLIO                STOCK PORTFOLIO
           ---------------------------    ---------------------------    --------------------------    ----------------------------
           01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004      01/01/2005      01/01/2004
               TO              TO             TO              TO             TO             TO              TO              TO
           12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004      12/31/2005      12/31/2004
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------

          $ (7,844,782)   $ (5,969,525)  $   (994,377)   $   (932,941)  $    72,220    $   (114,520)   $    240,902   $     256,554
                     0               0      7,377,098         437,380       135,437               0       7,233,320       3,598,200
           (26,600,394)    (35,400,470)     4,359,106       2,713,790       500,113        (336,844)      3,643,661       2,025,594
           104,537,581      87,748,468     (3,857,770)     19,659,239     4,707,177       4,896,958      (7,394,507)     14,000,009
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------


            70,092,405      46,378,473      6,884,057      21,877,468     5,414,947       4,445,594       3,723,376      19,880,357
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------


            15,023,848      25,284,851        533,120         485,930       242,431         154,332         866,798         455,677
           (72,804,314)    (64,278,748)   (16,497,915)    (14,105,923)   (5,933,509)     (4,591,740)    (22,761,999)    (18,247,464)

           (22,712,444)    (13,987,368)     3,576,832       6,937,170     1,553,060       1,806,337       3,917,222       4,715,183
              (488,643)       (432,881)       (40,261)        (41,317)      (14,713)        (15,985)        (58,840)        (64,565)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------



           (80,981,553)    (53,414,146)   (12,428,224)     (6,724,140)   (4,152,731)     (2,647,056)    (18,036,819)    (13,141,169)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------

           (10,889,148)     (7,035,673)    (5,544,167)     15,153,328     1,262,216       1,798,538     (14,313,443)      6,739,188


           620,025,560     627,061,233    127,910,616     112,757,288    40,478,749      38,680,211     164,796,428     158,057,240
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
          $609,136,412    $620,025,560   $122,366,449    $127,910,616   $41,740,965    $ 40,478,749    $150,482,985   $ 164,796,428
          ============    ============   ============    ============   ===========    ============    ============   =============

           421,799,695     453,187,148     56,065,626      59,374,221    35,381,727      37,910,468      84,329,331      91,613,951
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
            36,436,469      48,161,532      7,479,151       9,580,801     4,862,644       8,654,904       9,099,343       9,406,190
           (85,563,542)    (79,548,985)   (12,778,418)    (12,889,396)   (8,365,719)    (11,183,645)    (18,264,085)    (16,690,810)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
           372,672,622     421,799,695     50,766,359      56,065,626    31,878,652      35,381,727      75,164,589      84,329,331
          ============    ============   ============    ============   ===========    ============    ============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           PREMIER VIT OPCAP MANAGED     PREMIER VIT OPCAP SMALL CAP
                                                   PORTFOLIO                      PORTFOLIO              AIM V.I. CORE EQUITY FUND
                                          ---------------------------    ---------------------------    ---------------------------
                                          01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                              TO              TO             TO              TO              TO             TO
                                          12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                         ------------    ------------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ........   $   (290,396)   $    297,115   $ (1,157,449)   $ (1,275,756)   $     27,179   $   (421,222)
 Capital gains distributions received       6,153,227               0     12,321,434               0               0              0
 Realized gain (loss) on shares
  redeemed ...........................        574,999      (1,223,056)     2,233,779       2,797,853        (192,493)    (1,165,125)
 Net change in unrealized gain (loss)
  on investments .....................        327,457      18,666,921    (15,690,182)     12,725,725       2,963,205      7,917,892
                                         ------------    ------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........      6,765,287      17,740,980     (2,292,418)     14,247,822       2,797,891      6,331,545
                                         ------------    ------------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .........        950,087         706,195        467,797         362,801         276,436        235,647
 Surrenders, withdrawals and death
  benefits ...........................    (28,567,372)    (28,438,327)   (12,659,882)    (11,935,602)    (11,841,646)   (11,624,595)
 Net transfers between other
  subaccounts or fixed rate option ...     (5,382,872)     (5,628,650)    (5,678,069)        893,099      (3,240,493)    (3,416,782)
 Withdrawal and other charges ........        (94,228)       (106,546)       (31,767)        (38,549)        (39,049)       (46,484)
                                         ------------    ------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .......................    (33,094,385)    (33,467,328)   (17,901,921)    (10,718,251)    (14,844,752)   (14,852,214)
                                         ------------    ------------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .............................    (26,329,098)    (15,726,348)   (20,194,339)      3,529,571     (12,046,861)    (8,520,669)

NET ASSETS
 Beginning of period .................    200,148,014     215,874,362     98,398,220      94,868,649      87,532,610     96,053,279
                                         ------------    ------------   ------------    ------------    ------------   ------------
 End of period .......................   $173,818,916    $200,148,014   $ 78,203,881    $ 98,398,220    $ 75,485,749   $ 87,532,610
                                         ============    ============   ============    ============    ============   ============

 Beginning units .....................    132,223,393     155,779,916     46,584,707      52,211,438      58,701,262     69,192,674
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Units issued ........................      3,344,154       3,004,273      3,620,110       5,630,108       2,071,112      2,238,606
 Units redeemed ......................    (24,981,390)    (26,560,796)   (12,684,270)    (11,256,839)    (11,997,492)   (12,730,018)
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Ending units ........................    110,586,157     132,223,393     37,520,547      46,584,707      48,774,882     58,701,262
                                         ============    ============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19


                                                            SUBACCOUNTS (CONTINUED)
             ----------------------------------------------------------------------------------------------------------------------
                                               JANUS ASPEN LARGE CAP
               AIM V.I. PREMIER EQUITY        GROWTH - INSTITUTIONAL        JANUS ASPEN INTERNATIONAL        MFS VIT - RESEARCH
                        FUND                          SHARES                    GROWTH PORTFOLIO                 BOND SERIES
             ---------------------------    ---------------------------    ---------------------------    -------------------------
             01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004
                 TO              TO             TO              TO             TO              TO             TO             TO
             12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------

            $   (792,567)   $ (1,458,828)  $ (1,412,356)   $ (1,963,984)  $   (327,827)   $   (819,891)   $  (381,319)  $  (137,664)
                       0               0              0               0              0               0              0             0
              (8,190,144)     (9,825,695)    (9,458,633)    (11,455,592)     3,562,660      (1,885,531)      (838,873)   (1,805,880)
              13,978,563      17,172,998     13,941,184      17,274,574     43,383,838      29,033,197      3,705,802     7,855,279
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------


               4,995,852       5,888,475      3,070,195       3,854,998     46,618,671      26,327,775      2,485,610     5,911,735
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------


                 260,119         409,935        345,050         845,675        503,970         557,130         71,559       163,043
             (18,711,017)    (17,254,921)   (18,433,869)    (17,111,527)   (23,046,183)    (18,850,156)    (6,804,128)   (5,203,800)

              (7,819,374)     (7,860,893)    (8,708,739)    (10,415,508)    (3,189,605)     (7,905,025)      (896,465)   (1,669,375)
                 (72,472)        (85,972)       (76,999)        (94,888)       (79,852)        (86,410)       (19,625)      (22,650)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------



             (26,342,744)    (24,791,851)   (26,874,557)    (26,776,248)   (25,811,670)    (26,284,461)    (7,648,659)   (6,732,782)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------

             (21,346,892)    (18,903,376)   (23,804,362)    (22,921,250)    20,807,001          43,314     (5,163,049)     (821,047)


             148,445,110     167,348,486    150,008,465     172,929,715    172,016,720     171,973,406     45,567,266    46,388,313
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
            $127,098,218    $148,445,110   $126,204,103    $150,008,465   $192,823,721    $172,016,720    $40,404,217   $45,567,266
            ============    ============   ============    ============   ============    ============    ===========   ===========

             109,220,077     128,354,897    108,636,431     128,974,495     94,695,241     110,936,087     33,162,132    38,554,399
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
               3,308,032       3,084,853      6,353,033       4,153,677     10,224,870       5,428,280      1,489,848     1,416,260
             (22,787,035)    (22,219,673)   (26,315,068)    (24,491,741)   (23,552,913)    (21,669,126)    (6,971,844)   (6,808,527)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
              89,741,074     109,220,077     88,674,396     108,636,431     81,367,198      94,695,241     27,680,136    33,162,132
            ============    ============   ============    ============   ============    ============    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                                                CREDIT SUISSE TRUST
                                                                                      GLOBAL                 AMERICAN CENTURY VP
                                              MFS EMERGING GROWTH SERIES          SMALL CAP FUND                 VALUE FUND
                                              ---------------------------    -------------------------    -------------------------
                                              01/01/2005      01/01/2004     01/01/2005     01/01/2004    01/01/2005     01/01/2004
                                                  TO              TO             TO             TO            TO             TO
                                              12/31/2005      12/31/2004     12/31/2005     12/31/2004    12/31/2005     12/31/2004
                                             ------------    ------------   -----------    -----------    -----------   -----------
OPERATIONS
 Net investment income (loss) ............   $ (1,572,189)   $ (1,752,490)  $  (331,262)   $  (331,029)   $  (293,265)  $  (230,921)
 Capital gains distributions received ....              0               0             0              0      6,246,311       477,375
 Realized gain (loss) on shares redeemed .     (7,816,219)     (9,853,050)     (876,560)    (1,634,491)     1,748,794     1,470,995
 Net change in unrealized gain (loss) on
  investments ............................     17,111,670      24,893,709     4,424,556      5,555,729     (5,702,488)    5,676,778
                                             ------------    ------------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............      7,723,262      13,288,169     3,216,734      3,590,209      1,999,352     7,394,227
                                             ------------    ------------   -----------    -----------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .............        282,164         497,238        50,446         89,253      1,647,926       220,373
 Surrenders, withdrawals and death
  benefits ...............................    (15,731,271)    (14,336,081)   (3,017,768)    (2,799,786)    (9,833,652)   (6,846,150)
 Net transfers between other subaccounts
  or fixed rate option ...................     (7,270,979)     (6,187,855)     (612,507)       242,561        351,534     2,502,420
 Withdrawal and other charges ............        (64,560)        (76,414)      (11,332)       (12,594)       (22,423)      (24,268)
                                             ------------    ------------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ...........................    (22,784,646)    (20,103,112)   (3,591,161)    (2,480,566)    (7,856,615)   (4,147,625)
                                             ------------    ------------   -----------    -----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..    (15,061,384)     (6,814,943)     (374,427)     1,109,643     (5,857,263)    3,246,602

NET ASSETS
 Beginning of period .....................    126,132,586     132,947,529    24,922,230     23,812,587     63,894,449    60,647,847
                                             ------------    ------------   -----------    -----------    -----------   -----------
 End of period ...........................   $111,071,202    $126,132,586   $24,547,803    $24,922,230    $58,037,186   $63,894,449
                                             ============    ============   ===========    ===========    ===========   ===========


 Beginning units .........................     98,290,772     115,436,823    22,246,516     24,729,695     34,892,219    37,345,849
                                             ------------    ------------   -----------    -----------    -----------   -----------
 Units issued ............................      3,627,055       4,619,328     2,799,093      3,743,882      4,688,276     5,062,341
 Units redeemed ..........................    (21,554,539)    (21,765,379)   (5,915,937)    (6,227,061)    (8,957,780)   (7,515,971)
                                             ------------    ------------   -----------    -----------    -----------   -----------
 Ending units ............................     80,363,288      98,290,772    19,129,672     22,246,516     30,622,715    34,892,219
                                             ============    ============   ===========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
                                          PRUDENTIAL JENNISON 20/20       PRUDENTIAL DIVERSIFIED
            FRANKLIN SMALL - MID CAP                FOCUS                      CONSERVATIVE
               GROWTH SECURITIES                  PORTFOLIO                  GROWTH PORTFOLIO                DAVIS VALUE FUND
           --------------------------    ---------------------------    ---------------------------    ----------------------------
           01/01/2005     01/01/2004     01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005      01/01/2004
               TO             TO             TO              TO             TO              TO              TO              TO
           12/31/2005     12/31/2004     12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005      12/31/2004
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------

          $   (745,362)   $  (836,019)  $   (753,601)   $   (756,597)  $  2,574,827    $  2,707,891    $   (308,768)  $    (380,318)
                     0              0              0               0              0               0               0               0
            (1,843,875)    (2,314,016)       980,144         238,903      2,535,471       1,103,764       1,521,013         341,860
             4,031,486      8,712,213     12,042,155       8,409,490      2,730,333       8,271,173       4,049,436       7,024,593
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------


             1,442,249      5,562,178     12,268,698       7,891,796      7,840,631      12,082,828       5,261,681       6,986,135
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------


               122,356        202,883        335,070         168,042        722,543       1,123,788       3,295,693         458,828
            (6,921,090)    (6,128,194)    (8,573,349)     (6,679,645)   (22,210,088)    (18,191,688)    (12,536,561)     (7,666,257)

            (2,983,198)    (1,839,082)     9,958,462       1,942,329       (513,632)      2,710,234       1,099,053       6,683,593
               (27,221)       (32,261)       (27,737)        (28,614)       (58,383)        (63,582)        (22,598)        (23,271)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------



            (9,809,153)    (7,796,654)     1,692,446      (4,597,888)   (22,059,560)    (14,421,248)     (8,164,413)       (547,107)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------

            (8,366,904)    (2,234,476)    13,961,144       3,293,908    (14,218,929)     (2,338,420)     (2,902,732)      6,439,028


            60,059,761     62,294,237     62,053,175      58,759,267    157,523,182     159,861,602      71,510,980      65,071,952
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
          $ 51,692,857    $60,059,761   $ 76,014,319    $ 62,053,175   $143,304,253    $157,523,182    $ 68,608,248   $  71,510,980
          ============    ===========   ============    ============   ============    ============    ============   =============


            39,929,116     45,499,046     51,736,138      56,016,258    123,176,004     135,063,781      69,705,276      70,263,088
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
             4,902,886      2,838,426     12,797,348       6,719,272      5,635,885       9,482,849      11,243,279      15,919,117
           (11,579,157)    (8,408,356)   (11,680,877)    (10,999,392)   (22,668,142)    (21,370,626)    (18,990,219)    (16,476,929)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
            33,252,845     39,929,116     52,852,609      51,736,138    106,143,747     123,176,004      61,958,336      69,705,276
          ============    ===========   ============    ============   ============    ============    ============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                             ALLIANCEBERNSTEIN LARGE     PRUDENTIAL SP T.ROWE PRICE
                                                       CAP                   LARGE - CAP GROWTH          PRUDENTIAL SP DAVIS VALUE
                                                GROWTH PORTFOLIO                  PORTFOLIO                      PORTFOLIO
                                            -------------------------    ---------------------------    ---------------------------
                                            01/01/2005    01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                                TO            TO             TO              TO              TO             TO
                                            12/31/2005    12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                           -----------    -----------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ..........   $  (146,642)   $  (160,651)  $   (870,313)   $   (773,798)   $ (1,650,151)  $ (2,361,508)
 Capital gains distributions received ..             0              0              0               0      23,511,300              0
 Realized gain (loss) on shares
  redeemed .............................      (174,009)      (474,070)       581,383         (33,528)      3,081,432      2,162,767
 Net change in unrealized gain (loss)
   on investments ......................     1,595,857      1,345,344      7,870,042       3,116,094      (7,195,824)    20,923,470
                                           -----------    -----------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............     1,275,206        710,623      7,581,112       2,308,768      17,746,757     20,724,729
                                           -----------    -----------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...........       956,862         28,117      3,811,192      10,302,127      18,436,514     41,374,075
 Surrenders, withdrawals and death
  benefits .............................    (2,584,759)    (1,208,017)    (3,832,314)     (3,145,472)    (16,039,171)   (12,169,100)
 Net transfers between other
  subaccounts or fixed rate option .....       325,543       (594,364)    (1,092,616)      1,664,500      (4,738,940)    14,886,917
 Withdrawal and other charges ..........        (4,144)        (4,754)      (109,082)        (63,718)       (425,176)      (248,332)
                                           -----------    -----------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .........................    (1,306,498)    (1,779,018)    (1,222,820)      8,757,437      (2,766,773)    43,843,560
                                           -----------    -----------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS        (31,292)    (1,068,395)     6,358,292      11,066,205      14,979,984     64,568,289

NET ASSETS
 Beginning of period ...................    11,285,979     12,354,374     53,432,712      42,366,507     228,840,293    164,272,004
                                           -----------    -----------   ------------    ------------    ------------   ------------
 End of period .........................   $11,254,687    $11,285,979   $ 59,791,004    $ 53,432,712    $243,820,277   $228,840,293
                                           ===========    ===========   ============    ============    ============   ============


 Beginning units .......................    19,559,751     22,880,581     60,176,615      53,416,678     189,703,912    155,812,824
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Units issued ..........................     3,117,804      3,487,753      9,685,721      20,147,462      31,802,115     61,762,834
 Units redeemed ........................    (5,452,983)    (6,808,583)   (12,620,592)    (13,387,525)    (35,669,632)   (27,871,746)
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Ending units ..........................    17,224,572     19,559,751     57,241,744      60,176,615     185,836,395    189,703,912
                                           ===========    ===========   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23



                                                           SUBACCOUNTS (CONTINUED)
          -------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRUDENTIAL SP PIMCO HIGH
            PRUDENTIAL SP SMALL CAP        PRUDENTIAL SP SMALL CAP       PRUDENTIAL SP PIMCO TOTAL                 YIELD
                VALUE PORTFOLIO               GROWTH PORTFOLIO                RETURN PORTFOLIO                   PORTFOLIO
          ---------------------------    ---------------------------    ----------------------------    ---------------------------
          01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005       01/01/2004      01/01/2005     01/01/2004
              TO              TO             TO              TO             TO               TO              TO             TO
          12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005       12/31/2004      12/31/2005     12/31/2004
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------

         $ (2,330,433)   $ (2,295,221)  $   (598,496)   $   (498,386)  $ 14,937,975    $   1,789,187    $  9,373,638   $  8,312,951
           25,276,567          46,261              0               0      8,173,454        7,879,777       2,712,916      1,408,581
            3,784,154       2,448,059        291,398         179,705        906,429        2,178,852         749,369        782,317
          (19,811,506)     30,775,432        770,574        (276,571)   (20,179,812)       4,291,417      (8,389,007)     1,795,469
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------


            6,918,782      30,974,531        463,476        (595,252)     3,838,046       16,139,233       4,446,916     12,299,318
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------


           21,085,909      42,154,143      4,388,235      10,643,113     34,218,653       71,078,247      17,885,556     44,028,887
          (16,478,645)    (10,917,661)    (2,300,517)     (2,116,513)   (47,726,383)     (41,159,292)    (16,052,943)    (9,910,901)

             (250,597)     22,810,593         20,758       2,858,943      5,866,695        1,294,539      (3,639,342)    10,376,953
             (409,054)       (203,479)       (77,897)        (40,922)      (650,901)        (407,014)       (365,277)      (194,758)
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------



            3,947,613      53,843,596      2,030,579      11,344,621     (8,291,936)      30,806,480      (2,172,006)    44,300,181
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------

           10,866,395      84,818,127      2,494,055      10,749,369     (4,453,890)      46,945,713       2,274,910     56,599,499


          213,280,961     128,462,834     36,833,628      26,084,259    471,428,292      424,482,579     189,300,290    132,700,791
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
         $224,147,356    $213,280,961   $ 39,327,683    $ 36,833,628   $466,974,402    $ 471,428,292    $191,575,200   $189,300,290
         ============    ============   ============    ============   ============    =============    ============   ============


          149,233,424     108,304,748     38,776,789      29,424,462    403,101,649      369,822,279     146,925,441    110,566,071
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
           40,666,757      69,120,667     12,128,237      29,159,937     89,517,837      136,520,453      37,496,619     69,825,365
          (38,350,383)    (28,191,991)   (11,301,941)    (19,807,610)   (93,813,409)    (103,241,083)    (39,067,504)   (33,465,995)
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
          151,549,798     149,233,424     39,603,085      38,776,789    398,806,077      403,101,649     145,354,556    146,925,441
         ============    ============   ============    ============   ============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                JANUS ASPEN LARGE CAP
                                                       GROWTH                PRUDENTIAL SP LARGE CAP       PRUDENTIAL SP AIM CORE
                                                 PORTFOLIO - SERVICE                  VALUE                        EQUITY
                                                       SHARES                       PORTFOLIO                     PORTFOLIO
                                              -------------------------    ---------------------------    -------------------------
                                              01/01/2005    01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004
                                                  TO            TO             TO              TO             TO             TO
                                              12/31/2005    12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004
                                             -----------    -----------   ------------    ------------    -----------   -----------
OPERATIONS
 Net investment income (loss) ............   $  (320,207)   $  (317,564)  $   (781,670)   $   (597,026)   $  (166,283)  $  (265,263)
 Capital gains distributions received ....             0              0      2,578,872               0              0             0
 Realized gain (loss) on shares redeemed .       137,201        (50,400)     2,811,229       1,088,307        416,012       215,069
 Net change in unrealized gain (loss) on
  investments ............................       673,073        928,071        703,945      11,548,488        577,096     1,757,822
                                             -----------    -----------   ------------    ------------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............       490,067        560,107      5,312,376      12,039,769        826,825     1,707,628
                                             -----------    -----------   ------------    ------------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .............     1,767,048      3,576,464     11,218,607      14,620,083      2,106,951     4,847,975
 Surrenders, withdrawals and death
  benefits ...............................    (1,714,278)    (1,316,327)    (8,959,942)     (5,128,710)    (1,980,207)   (1,471,407)
 Net transfers between other subaccounts
  or fixed rate option ...................    (1,089,399)       897,779      6,648,927       9,484,641         58,241     2,372,332
 Withdrawal and other charges ............       (41,469)       (25,450)      (155,278)        (86,285)       (46,630)      (27,542)
                                             -----------    -----------   ------------    ------------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ...........................    (1,078,098)     3,132,466      8,752,314      18,889,729        138,355     5,721,358
                                             -----------    -----------   ------------    ------------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..      (588,031)     3,692,573     14,064,690      30,929,498        965,180     7,428,986

NET ASSETS
 Beginning of period .....................    22,331,675     18,639,102     94,236,232      63,306,734     27,334,238    19,905,252
                                             -----------    -----------   ------------    ------------    -----------   -----------
 End of period ...........................   $21,743,644    $22,331,675   $108,300,922    $ 94,236,232    $28,299,418   $27,334,238
                                             ===========    ===========   ============    ============    ===========   ===========

 Beginning units .........................    26,094,846     24,483,235     77,840,739      62,105,323     28,927,452    24,460,012
                                             -----------    -----------   ------------    ------------    -----------   -----------
 Units issued ............................     4,361,603      7,248,788     29,167,477      29,908,752      4,898,050     9,502,536
 Units redeemed ..........................    (6,280,988)    (5,637,177)   (22,626,379)    (14,173,336)    (5,365,011)   (5,035,096)
                                             -----------    -----------   ------------    ------------    -----------   -----------
 Ending units ............................    24,175,461     26,094,846     84,381,837      77,840,739     28,460,491    28,927,452
                                             ===========    ===========   ============    ============    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25


                                                         SUBACCOUNTS (CONTINUED)
          ----------------------------------------------------------------------------------------------------------------------
          PRUDENTIAL SP STRATEGIC        PRUDENTIAL SP MID CAP
                  PARTNERS                       GROWTH              SP PRUDENTIAL U.S. EMERGING     PRUDENTIAL SP CONSERVATIVE
          FOCUSED GROWTH PORTFOLIO             PORTFOLIO                   GROWTH PORTFOLIO          ASSET ALLOCATION PORTFOLIO
         -------------------------    ---------------------------    ---------------------------     ---------------------------
         01/01/2005     01/01/2004     01/01/2005     01/01/2004      01/01/2005     01/01/2004      01/01/2005      01/01/2004
             TO             TO             TO             TO              TO             TO              TO              TO
         12/31/2005     12/31/2004     12/31/2005     12/31/2004      12/31/2005     12/31/2004       4/29/2005      12/31/2004
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------

         $  (436,880)  $  (354,283)   $ (1,773,781)  $ (1,072,575)   $ (2,062,216)  $ (1,345,187)   $ (1,906,620)   $   (921,067)
                   0             0               0              0      18,576,610         21,451      15,754,443         900,205
             692,794       144,784       2,231,696        560,450       1,595,404      1,084,163       5,522,383       2,787,086
           3,435,147     2,332,408       7,045,991     13,028,125       4,930,506     16,674,090       3,789,792      24,224,330
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------


           3,691,061     2,122,909       7,503,906     12,516,000      23,040,304     16,434,517      23,159,998      26,990,554
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------


           2,929,254     4,234,932      11,070,912     21,040,310      14,013,578     22,543,150     162,746,860     120,671,057
          (1,930,167)   (1,252,133)     (7,540,102)    (5,065,713)     (8,584,704)    (5,117,270)    (42,660,061)    (27,223,871)

           1,514,349     1,531,429      20,816,144     13,720,988      20,462,030      6,920,556      27,739,956      45,432,372
             (51,911)      (31,980)       (223,090)       (79,760)       (267,234)      (105,182)       (800,392)       (385,375)
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------



           2,461,525     4,482,248      24,123,864     29,615,825      25,623,670     24,241,254     147,026,363     138,494,183
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------

           6,152,586     6,605,157      31,627,770     42,131,825      48,663,974     40,675,771     170,186,361     165,484,737


          26,017,331    19,412,174      92,650,289     50,518,464     108,264,309     67,588,538     432,865,872     267,381,135
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
         $32,169,917   $26,017,331    $124,278,059   $ 92,650,289    $156,928,283   $108,264,309    $603,052,233    $432,865,872
         ===========   ===========    ============   ============    ============   ============    ============    ============

          28,429,602    24,824,031      95,142,820     67,470,216      93,664,569     76,117,764     368,692,494     246,728,956
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
           8,673,302     8,939,924      58,029,480     50,517,324      49,131,035     42,376,223     131,017,800     177,749,766
          (7,249,044)   (5,334,353)    (35,095,941)   (22,844,720)    (28,492,307)   (24,829,418)    (85,763,122)    (55,786,228)
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
          29,853,860    28,429,602     118,076,359     95,142,820     114,303,297     93,664,569     413,947,172     368,692,494
         ===========   ===========    ============   ============    ============   ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                               SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------
                                                                                                         PRUDENTIAL SP AGGRESSIVE
                                      PRUDENTIAL SP BALANCED ASSET      PRUDENTIAL SP GROWTH ASSET                GROWTH
                                          ALLOCATION PORTFOLIO             ALLOCATION PORTFOLIO         ASSET ALLOCATION PORTFOLIO
                                      -----------------------------    -----------------------------    ---------------------------
                                       01/01/2005       01/01/2004      01/01/2005       01/01/2004      01/01/2005     01/01/2004
                                           TO               TO              TO               TO              TO             TO
                                        4/29/2005       12/31/2004       4/29/2005       12/31/2004      4/29/2005      12/31/2004
                                     --------------    ------------   --------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ....   $   (8,391,491)   $ (5,155,492)  $   (9,710,264)   $ (5,494,084)   $ (1,984,517)  $ (1,282,329)
 Capital gains distributions
  received .......................       28,541,150         391,558       23,715,519               0       4,927,915              0
 Realized gain (loss) on shares
  redeemed .......................       10,206,946       3,905,465        9,694,025       2,852,616       1,796,723        779,686
 Net change in unrealized gain
  (loss) on investments ..........       33,460,032      61,620,530       44,912,109      57,245,689       7,633,077     12,308,390
                                     --------------    ------------   --------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS ......       63,816,637      60,762,061       68,611,389      54,604,221      12,373,198     11,805,747
                                     --------------    ------------   --------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .....      421,371,087     235,367,738      427,838,765     199,756,990      25,314,484     44,973,372
 Surrenders, withdrawals and
  death benefits .................      (63,097,609)    (33,478,654)     (39,846,844)    (19,087,699)     (6,046,274)    (3,692,371)
 Net transfers between other
  subaccounts or fixed rate
  option .........................       71,151,118      89,433,241       47,604,714      61,391,559      10,277,529     13,288,481
 Withdrawal and other charges ....       (1,811,394)       (791,974)      (1,732,873)       (700,863)       (398,235)      (145,815)
                                     --------------    ------------   --------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .............      427,613,202     290,530,351      433,863,762     241,359,987      29,147,504     54,423,667
                                     --------------    ------------   --------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .........................      491,429,839     351,292,412      502,475,151     295,964,208      41,520,702     66,229,414

NET ASSETS
 Beginning of period .............      772,349,897     421,057,485      597,023,484     301,059,276     117,544,427     51,315,013
                                     --------------    ------------   --------------    ------------    ------------   ------------
 End of period ...................   $1,263,779,736    $772,349,897   $1,099,498,635    $597,023,484    $159,065,129   $117,544,427
                                     ==============    ============   ==============    ============    ============   ============

 Beginning units .................      636,614,087     389,561,302      477,746,127     281,218,907      92,088,746     49,023,735
                                     --------------    ------------   --------------    ------------    ------------   ------------
 Units issued ....................      267,261,849     327,831,019      202,435,601     245,496,072      37,980,858     55,787,886
 Units redeemed ..................     (131,587,385)    (80,778,234)     (87,018,952)    (48,968,852)    (17,090,755)   (12,722,875)
                                     --------------    ------------   --------------    ------------    ------------   ------------
 Ending units ....................      772,288,551     636,614,087      593,162,776     477,746,127     112,978,849     92,088,746
                                     ==============    ============   ==============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                   PRUDENTIAL SP WILLIAM BLAIR         PRUDENTIAL SP LSV
                      INTERNATIONAL GROWTH               INTERNATIONAL            EVERGREEN VA BALANCED       EVERGREEN VA GROWTH
                            PORTFOLIO                   VALUE PORTFOLIO                   FUND                       FUND
                   ---------------------------    ---------------------------    -----------------------    -----------------------
                   01/01/2005      01/01/2004     01/01/2005      01/01/2004    01/01/2005    01/01/2004    01/01/2005   01/01/2004
                       TO              TO             TO              TO            TO            TO            TO           TO
                   12/31/2005      12/31/2004     12/31/2005      12/31/2004    12/31/2005    12/31/2004    12/31/2005   12/31/2004
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------

                  $   (712,287)   $   (638,139)  $   (858,931)   $   (618,843)  $    9,185    $  (13,867)   $  (22,939)  $  (23,213)
                     3,115,642               0      6,300,490               0            0             0             0            0
                     1,531,954         881,262      1,254,808         700,197       29,775        19,955        37,698       16,233
                     6,591,023       7,035,383      1,817,978       7,598,943       (1,130)       59,638        29,857      161,078
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------


                    10,526,332       7,278,506      8,514,337       7,680,297       37,830        65,726        44,616      154,098
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------


                    10,794,872      13,853,630      9,680,868      12,670,806       79,494       450,902        39,813      535,986
                    (4,338,616)     (3,210,864)    (5,503,963)     (2,456,683)    (163,638)     (104,334)     (139,627)     (51,386)

                     3,791,972      10,481,715      4,017,247       3,143,877     (271,303)     (189,730)     (139,297)    (131,777)
                      (128,275)        (58,541)      (148,186)        (74,034)      (2,079)       (3,482)       (2,126)      (1,889)
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------



                    10,119,953      21,065,940      8,045,966      13,283,966     (357,526)      153,356      (241,237)     350,934
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------

                    20,646,285      28,344,446     16,560,303      20,964,263     (319,696)      219,082      (196,621)     505,032


                    63,261,709      34,917,263     64,334,635      43,370,372    1,553,759     1,334,677     1,535,720    1,030,688
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                  $ 83,907,994    $ 63,261,709   $ 80,894,938    $ 64,334,635   $1,234,063    $1,553,759    $1,339,099   $1,535,720
                  ============    ============   ============    ============   ==========    ==========    ==========   ==========

                    58,452,618      40,927,605     56,154,796      45,767,010    1,325,909     1,190,092     1,019,764      766,474
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                    22,995,106      39,405,911     19,471,361      25,315,759      196,401       551,410        56,071      501,696
                   (16,011,767)    (21,880,898)   (13,742,304)    (14,927,973)    (505,044)     (415,593)     (227,130)    (248,406)
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                    65,435,957      58,452,618     61,883,853      56,154,796    1,017,266     1,325,909       848,705    1,019,764
                  ============    ============   ============    ============   ==========    ==========    ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                       SUBACCOUNTS
                                                      -----------------------------------------------------------------------------


                                                                                                                 EVERGREEN VA
                                                                                  EVERGREEN VA SPECIAL           INTERNATIONAL
                                                      EVERGREEN VA OMEGA FUND          VALUES FUND                EQUITY FUND
                                                      -----------------------    -----------------------    -----------------------
                                                     01/01/2005    01/01/2004   01/01/2005    01/01/2004    01/01/2005    1/01/2004
                                                         TO            TO           TO            TO            TO           TO
                                                     12/31/2005    12/31/2004   12/31/2005    12/31/2004    12/31/2005   12/31/2004
                                                     ----------    ----------   ----------    ----------    ----------   ----------
OPERATIONS
 Net investment income (loss) ....................   $  (46,459)   $  (52,912)  $  (26,608)   $  (16,128)   $   12,737   $     (675)
 Capital gains distributions received ............            0             0      417,032        28,232             0            0
 Realized gain (loss) on shares redeemed .........       56,031        74,967      104,221        56,897        17,640        2,016
 Net change in unrealized gain (loss) on
  investments ....................................       39,593       169,806     (161,923)      480,340       176,546      128,299
                                                     ----------    ----------   ----------    ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................       49,165       191,861      332,722       549,341       206,923      129,640
                                                     ----------    ----------   ----------    ----------    ----------   ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .....................       23,403       931,130      159,783     1,350,530       301,295      467,429
 Surrenders, withdrawals and death benefits ......     (124,117)      (57,759)    (162,448)      (85,250)      (40,262)      (7,121)
 Net transfers between other subaccounts or fixed
  rate option ....................................     (269,892)     (197,984)      (1,147)      192,891       202,051      123,059
 Withdrawal and other charges ....................       (7,487)       (4,826)     (10,022)       (4,047)       (2,294)        (688)
                                                     ----------    ----------   ----------    ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CONTRACT OWNER TRANSACTIONS ...............     (378,093)      670,561      (13,834)    1,454,124       460,790      582,679
                                                     ----------    ----------   ----------    ----------    ----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........     (328,928)      862,422      318,888     2,003,465       667,713      712,319

NET ASSETS
 Beginning of period .............................    3,469,436     2,607,014    3,833,004     1,829,539     1,062,294      349,975
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 End of period ...................................   $3,140,508    $3,469,436   $4,151,892    $3,833,004    $1,730,007   $1,062,294
                                                     ==========    ==========   ==========    ==========    ==========   ==========

 Beginning units .................................    2,483,750     1,962,208    2,603,188     1,470,603        86,839       33,522
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 Units issued ....................................      219,850     1,283,989      465,465     1,534,966        55,172       63,824
 Units redeemed ..................................     (500,842)     (762,447)    (483,040)     (402,381)      (18,011)     (10,507)
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 Ending units ....................................    2,202,758     2,483,750    2,585,613     2,603,188       124,000       86,839
                                                     ==========    ==========   ==========    ==========    ==========   ==========


* Date subaccount became available for investment


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29


                                                      SUBACCOUNTS (CONTINUED)
  ----------------------------------------------------------------------------------------------------------------------------------
                                    AST                                 AST AMERICAN      AST COHEN &                     AST DEAM
        EVERGREEN VA         ALLIANCEBERNSTEIN     AST AMERICAN      CENTURY STRATEGIC    STEERS REAL    AST GLOBAL      LARGE-CAP
        FUNDAMENTAL           GROWTH & INCOME    CENTURY INCOME &         BALANCED          ESTATE       ALLOCATION        VALUE
       LARGE CAP FUND            PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO      PORFOLIO        PORFOLIO
  -----------------------    -----------------   ----------------    -----------------    -----------   -----------     -----------
  01/01/2005    1/01/2004       03/14/2005*         03/14/2005*         03/14/2005*       03/14/2005*   03/14/2005*     03/14/2005*
      TO           TO               TO                  TO                   TO               TO             TO              TO
  12/31/2005   12/31/2004       12/31/2005          12/31/2005           12/31/2005       12/31/2005     12/31/2005      12/31/2005
  ----------   ----------    -----------------   ----------------    -----------------    -----------   -----------     -----------

  $  (25,657)  $      739       $   (5,114)         $   (8,827)          $   (6,949)      $  (33,437)    $   (1,664)     $  (17,173)
           0            0                0                   0                    0            3,254              0               0
      52,618        5,637            2,206               4,004                  181           19,238            672           7,423
     312,399      190,372           33,647              35,315               27,207          257,528         13,106         144,175
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------


     339,360      196,748           30,739              30,492               20,439          246,583         12,114         134,425
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------


      52,142    1,584,640          684,550             972,483              491,932        2,091,786        417,043       1,586,392
    (299,334)     (14,752)         (58,676)            (47,695)                (231)        (266,638)          (784)        (39,967)

   1,059,437      499,727          520,232             494,472              387,548        3,256,053         66,093       1,491,307
      (9,389)        (667)             (84)               (234)                 (87)          (2,349)           (61)           (748)
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------



     802,856    2,068,948        1,146,022           1,419,026              879,162        5,078,852        482,291       3,036,984
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------

   1,142,216    2,265,696        1,176,761           1,449,518              899,601        5,325,435        494,405       3,171,409


   2,975,543      709,847                0                   0                    0                0              0               0
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
  $4,117,759   $2,975,543       $1,176,761          $1,449,518           $  899,601       $5,325,435     $  494,405      $3,171,409
  ==========   ==========       ==========          ==========           ==========       ==========     ==========      ==========

     266,436       68,284                0                   0                    0                0              0               0
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
     137,539      221,863          136,208             157,477              102,420          567,935         49,353         359,067
     (60,038)     (23,711)         (21,536)            (17,202)             (15,183)        (124,886)        (2,756)        (63,221)
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
     343,937      266,436          114,672             140,275               87,237          443,049         46,597         295,846
  ==========   ==========       ==========          ==========           ==========       ==========     ==========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------


                                             AST DEAM      AST DEAM     AST GOLDMAN    AST FEDERATED
                                            SMALL-CAP      SMALL-CAP       SACHS         AGGRESSIVE     AST MID-CAP   AST SMALL CAP
                                              GROWTH         VALUE       HIGH YIELD        GROWTH          VALUE          VALUE
                                             PORFOLIO      PORFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           -----------    -----------   -----------    -------------    -----------   -------------
                                           03/14/2005*    03/14/2005*   03/14/2005*     03/14/2005*     03/14/2005*    03/14/2005*
                                                TO            TO             TO              TO             TO              TO
                                            12/31/2005    12/31/2005     12/31/2005      12/31/2005     12/31/2005      12/31/2005
                                           -----------    -----------   -----------    -------------    -----------   -------------
OPERATIONS
 Net investment income (loss) ..........    $   (4,414)   $   (7,207)    $   (9,266)     $  (15,546)    $   (9,047)     $  (14,429)
 Capital gains distributions received ..             0           329              0           2,785              0             273
 Realized gain (loss) on shares
  redeemed .............................         3,774          (736)        (5,079)         19,579          4,302          29,323
 Net change in unrealized gain (loss)
  on investments .......................        18,699        (1,359)        43,783         212,525         26,773          59,084
                                            ----------    ----------     ----------      ----------     ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............        18,059        (8,973)        29,438         219,343         22,028          74,251
                                            ----------    ----------     ----------      ----------     ----------      ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...........       448,083       568,507      1,531,574       1,199,221      1,086,191       1,162,010
 Surrenders, withdrawals and death
  benefits .............................       (60,972)       (7,491)       (45,531)        (18,952)       (20,987)        (13,423)
 Net transfers between other
   subaccounts or fixed rate option ....       242,591       600,138      1,191,078       1,859,709        392,863       1,212,553
 Withdrawal and other charges ..........           (79)         (362)        (1,120)         (1,660)          (141)         (2,516)
                                            ----------    ----------     ----------      ----------     ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .........................       629,623     1,160,792      2,676,001       3,038,318      1,457,926       2,358,623
                                            ----------    ----------     ----------      ----------     ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        647,682     1,151,819      2,705,439       3,257,661      1,479,954       2,432,875

NET ASSETS
 Beginning of period ...................             0             0              0               0              0               0
                                            ----------    ----------     ----------      ----------     ----------      ----------
 End of period .........................    $  647,682    $1,151,819     $2,705,439      $3,257,661     $1,479,954      $2,432,875
                                            ==========    ==========     ==========      ==========     ==========      ==========

 Beginning units .......................             0             0              0               0              0               0
                                            ----------    ----------     ----------      ----------     ----------      ----------
 Units issued ..........................       101,893       136,333        339,876         350,168        169,161         287,551
 Units redeemed ........................       (39,080)      (21,380)       (65,467)        (52,859)       (26,145)        (58,971)
                                            ----------    ----------     ----------      ----------     ----------      ----------
 Ending units ..........................        62,813       114,953        274,409         297,309        143,016         228,580
                                            ==========    ==========     ==========      ==========     ==========      ==========

* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31



                                                            SUBACCOUNTS (CONTINUED)
            -----------------------------------------------------------------------------------------------------------------------
                                                                                                              AST           AST
            AST GOLDMAN                                                                                   NEUBERGER &   NEUBERGER &
               SACHS        AST GOLDMAN        AST                          AST MARSICO                     BERMAN         BERMAN
           CONCENTRATED    SACHS MID-CAP    LARGE-CAP     AST LORD ABBETT     CAPITAL        AST MFS        MID-CAP       MID-CAP
              GROWTH          GROWTH          VALUE       BOND DEBENTURE       GROWTH         GROWTH        GROWTH         VALUE
             PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
           ------------    -------------   -----------    ---------------   -----------    -----------    -----------   -----------
            03/14/2005*     03/14/2005*    03/14/2005*      03/14/2005*     03/14/2005*    03/14/2005*    03/14/2005*   03/14/2005*
                TO              TO              TO              TO               TO             TO            TO             TO
            12/31/2005      12/31/2005      12/31/2005      12/31/2005       12/31/2005     12/31/2005    12/31/2005     12/31/2005
           ------------    -------------   -----------    ---------------   -----------    -----------    -----------   -----------

            $   (5,925)     $  (15,593)    $   (65,189)     $  (15,591)      $  (44,641)    $   (8,227)   $  (21,971)   $   (60,786)
                     0               0               0             217                0              0             0         12,304
                 5,545           5,393          26,067           6,275           45,447          2,068       114,981         85,450
                35,023         105,119         244,443          33,108          341,612         49,641       195,444        523,577
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------


                34,643          94,919         205,321          24,009          342,418         43,482       288,454        560,545
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------


               733,264       1,316,156       5,436,486       1,905,854        4,205,760        694,782     1,973,535      5,905,613
                (7,226)        (14,117)       (202,023)        (31,024)         (83,276)       (43,904)      (37,177)      (116,450)

               280,049       1,080,903       4,828,502         937,012        3,263,904        774,712     2,706,884      5,142,795
                   (76)           (350)         (4,204)           (639)          (2,651)          (516)         (754)        (3,331)
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------



             1,006,011       2,382,592      10,058,761       2,811,203        7,383,737      1,425,074     4,642,488     10,928,627
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------

             1,040,654       2,477,511      10,264,082       2,835,212        7,726,155      1,468,556     4,930,942     11,489,172


                     0               0               0               0                0              0             0              0
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
            $1,040,654      $2,477,511     $10,264,082      $2,835,212       $7,726,155     $1,468,556    $4,930,942    $11,489,172
            ==========      ==========     ===========      ==========       ==========     ==========    ==========    ===========

                     0               0               0               0                0              0             0              0
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
               113,906         262,906       1,184,029         326,112          820,662        147,684       616,348      1,352,201
               (17,154)        (28,667)       (211,512)        (41,106)        (111,595)       (11,085)     (181,388)      (296,770)
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
                96,752         234,239         972,517         285,006          709,067        136,599       434,960      1,055,431
            ==========      ==========     ===========      ==========       ==========     ==========    ==========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

*STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                       SUBACCOUNTS
                       ------------------------------------------------------------------------------------------------------------
                       AST PIMCO                                                   AST
                        LIMITED             AST                 AST           T. ROWE PRICE
                        MATURITY     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN       NATURAL           AST T. ROWE           AST MFS
                          BOND          CORE VALUE         MANAGED INDEX        RESOURCES          PRICE ASSET        GLOBAL EQUITY
                       PORTFOLIO         PORTFOLIO         500 PORTFOLIO        PORTFOLIO      ALLOCATION PORTFOLIO     PORTFOLIO
                      -----------    -----------------   -----------------    -------------    --------------------   -------------
                      03/14/2005*       03/14/2005*         03/14/2005*        03/14/2005*         03/14/2005*         03/14/2005*
                           TO               TO                   TO                 TO                  TO                  TO
                       12/31/2005       12/31/2005           12/31/2005         12/31/2005          12/31/2005          12/31/2005
                      -----------    -----------------   -----------------    -------------    --------------------   -------------
OPERATIONS
 Net investment
  income (loss) ...    $  (24,083)       $ (3,346)           $   (8,080)       $  (127,154)         $  (10,448)         $  (11,860)
 Capital gains
  distributions
  received ........           390               0                     0             14,684                 123                   0
 Realized gain
  (loss) on shares
  redeemed ........           907             508                 1,035            161,063               2,104               7,119
 Net change in
  unrealized gain
  (loss) on
  investments .....        29,513          17,062                30,388          1,981,605              46,033             101,212
                       ----------        --------            ----------        -----------          ----------          ----------

NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS ......         6,727          14,224                23,343          2,030,198              37,812              96,471
                       ----------        --------            ----------        -----------          ----------          ----------

CONTRACT OWNER
  TRANSACTIONS
 Contract owner
  net payments ....     1,770,501         376,629               921,085          8,359,310           1,435,969             868,551
 Surrenders,
  withdrawals and
  death benefits ..       (73,141)           (628)               (5,489)          (301,788)            (18,417)            (15,794)
 Net transfers
  between other
  subaccounts or
  fixed rate
  option ..........     2,037,830         169,337             1,295,181         13,831,954             758,056             784,850
 Withdrawal and
  other charges ...        (1,113)              0                   (12)           (10,331)               (636)               (636)
                       ----------        --------            ----------        -----------          ----------          ----------

NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  CONTRACT OWNER
  TRANSACTIONS ....     3,734,077         545,338             2,210,765         21,879,145           2,174,972           1,636,971
                       ----------        --------            ----------        -----------          ----------          ----------

TOTAL INCREASE
  (DECREASE) IN
  NET ASSETS ......     3,740,804         559,562             2,234,108         23,909,343           2,212,784           1,733,442

NET ASSETS
 Beginning of
  period ..........             0               0                     0                  0                   0                   0
                       ----------        --------            ----------        -----------          ----------          ----------
 End of period ....    $3,740,804        $559,562            $2,234,108        $23,909,343          $2,212,784          $1,733,442
                       ==========        ========            ==========        ===========          ==========          ==========

 Beginning units ..             0               0                     0                  0                   0                   0
                       ----------        --------            ----------        -----------          ----------          ----------
 Units issued .....       436,538          62,618               238,934          2,466,243             238,007             183,460
 Units redeemed ...       (64,562)         (8,334)              (24,036)          (429,612)            (24,135)            (17,928)
                       ----------        --------            ----------        -----------          ----------          ----------
 Ending units .....       371,976          54,284               214,898          2,036,631             213,872             165,532
                       ==========        ========            ==========        ===========          ==========          ==========

* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                                                SUBACCOUNTS (CONTINUED)
                     --------------------------------------------------------------------------------------------------------------
                                                                                 AST CAPITAL
                      AST JP MORGAN     AST T. ROWE PRICE    AST AGGRESSIVE     GROWTH ASSET      AST BALANCED     AST CONSERVATIVE
                      INTERNATIONAL        GLOBAL BOND      ASSET ALLOCATION     ALLOCATION     ASSET ALLOCATION   ASSET ALLOCATION
                    EQUITY PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO           PORTFOLIO
                    ----------------    -----------------   ----------------    ------------    ----------------   ----------------
                       03/14/2005*         03/14/2005*         12/05/2005*       12/05/2005*      12/05/2005*         12/05/2005*
                           TO                  TO                  TO                TO                TO                 TO
                       12/31/2005          12/31/2005          12/31/2005        12/31/2005        12/31/2005         12/31/2005
                    ----------------    -----------------   ----------------    ------------    ----------------   ----------------
                       $  (21,072)         $  (23,024)         $   (1,245)       $   (15,839)     $   (13,960)        $   (4,896)
                                0                  31                   0                  0                0                  0
                           26,670             (12,561)               (125)             6,412            3,894              1,099
                          252,142             (48,108)             (6,304)           (78,152)         (40,115)            (3,986)
                       ----------          ----------          ----------        -----------      -----------         ----------

                          257,740             (83,662)             (7,674)           (87,579)         (50,181)            (7,783)
                       ----------          ----------          ----------        -----------      -----------         ----------

                        2,422,843           1,473,126           1,946,163         24,700,966       22,587,113          6,641,544
                          (79,257)            (74,642)                  0           (105,461)         (86,035)            (2,524)

                          985,770           2,082,171             249,554          1,949,967        1,131,652          1,968,736
                             (714)             (1,854)               (121)                 0              (51)               (14)
                       ----------          ----------          ----------        -----------      -----------         ----------


                        3,328,642           3,478,801           2,195,596         26,545,472       23,632,679          8,607,742
                       ----------          ----------          ----------        -----------      -----------         ----------

                        3,586,382           3,395,139           2,187,922         26,457,893       23,582,498          8,599,959


                                0                   0                   0                  0                0                  0
                       ----------          ----------          ----------        -----------      -----------         ----------
                       $3,586,382          $3,395,139          $2,187,922        $26,457,893      $23,582,498         $8,599,959
                       ==========          ==========          ==========        ===========      ===========         ==========

                                0                   0                   0                  0                0                  0
                       ----------          ----------          ----------        -----------      -----------         ----------
                          418,546             443,294             221,437          2,722,212        2,456,700            970,276
                          (81,692)            (83,940)             (2,559)           (77,273)        (101,650)          (112,366)
                       ----------          ----------          ----------        -----------      -----------         ----------
                          336,854             359,354             218,878          2,644,939        2,355,050            857,910
                       ==========          ==========          ==========        ===========      ===========         ==========
                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                   AST PRESERVATION   GARTMORE GVIT
                                                                                                   ASSET ALLOCATION     DEVELOPING
                                                                                                      PORTFOLIO          MARKETS
                                                                                                   ----------------   -------------
                                                                                                     12/05/2005*       03/14/2005*
                                                                                                          TO                TO
                                                                                                      12/31/2005        12/31/2005
                                                                                                   ----------------   -------------
                                                                                                      $   (1,090)       $  (22,784)
                                                                                                               0           184,335
                                                                                                              20            17,210
                                                                                                          (1,091)          564,912
                                                                                                      ----------        ----------

                                                                                                          (2,161)          743,673
                                                                                                      ----------        ----------

                                                                                                       1,825,866         2,699,221
                                                                                                               0           (87,010)

                                                                                                         385,196         3,634,212
                                                                                                               0            (2,074)
                                                                                                      ----------        ----------


                                                                                                       2,211,062         6,244,349
                                                                                                      ----------        ----------

                                                                                                       2,208,901         6,988,022


                                                                                                               0                 0
                                                                                                      ----------        ----------
                                                                                                      $2,208,901        $6,988,022
                                                                                                      ==========        ==========

                                                                                                               0                 0
                                                                                                      ----------        ----------
                                                                                                         220,094           707,464
                                                                                                               2          (128,151)
                                                                                                      ----------        ----------
                                                                                                         220,096           579,313
                                                                                                      ==========        ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                        NOTES TO FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2005

NOTE 1:      GENERAL

             Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 15, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Preferred, Discovery Select, and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

             The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are eighty-seven subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc., American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available to the Flexible Premium contracts which invest in a corresponding portfolio of the Series Fund are:
             Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, Prudential Conservative Balanced Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, Prudential Stock Index Portfolio, Prudential Flexible Managed Portfolio, Prudential Natural Resources Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Small Capitalization Stock Portfolio, Prudential Jennison 20/20 Focus Portfolio, Prudential Diversified Conservative Growth Portfolio, Prudential SP T.Rowe Price Large - Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Small Cap Value Portfolio, Prudential SP Small Cap Growth, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Portfolio, Prudential SP AIM Core Equity Portfolio, Prudential SP Strategic Partners Focused Growth Portfolio, Prudential SP Mid Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, Prudential SP Conservative Asset Allocation Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio, Prudential SP William Blair International Growth Portfolio and Prudential SP LSV International Value Portfolio, AST AllianceBernstein Growth & Income Portfolio, AST American Century Income & Growth Portfolio, AST American Century Strategic Balanced Portfolio, AST Cohen & Steers Real Estate Portfolio, AST Global Allocation Portfolio, AST DeAm Large-Cap Value Portfolio, AST DeAm Small-Cap Growth, AST DeAm Small-Cap Value Portfolio, AST Goldman Sachs High Yield Portfolio, AST Federated Aggressive Growth Portfolio, AST Mid-Cap Value Portfolio, AST Small Cap Value Portfolio, AST Goldman Sachs Concentrated Growth Portfolio, AST Goldman Sachs Mid-Cap Growth Portfolio, AST Large Cap Value Portfolio, AST Lord Abbett Bond Debenture Portfolio, AST Marsico Capital Growth Portfolio, AST MFS Growth Portfolio, AST Neuberger & Berman Mid-Cap Growth Portfolio, AST Neuberger & Berman Mid-Cap Value Portfolio, AST PIMCO Limited Maturity Bond Portfolio, AST AllianceBernstein Core Value Portfolio, AST AllianceBernstein Managed Index 500 Portfolio, AST T.Rowe Price Natural Resources Portfolio, AST T.Rowe Price Asset Allocation Portfolio, AST MFS Global Equity Portfolio, AST JP Morgan International Equity Portfolio, AST T.Rowe Price Global Bond Portfolio, Gartmore GVIT Developing Markets Portfolio, AST Aggressive Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservative Asset Allocation Porffolio. Options available for the Flexible Premium contracts which invest in a corresponding portfolio of the non-Prudential administered funds are: Premier VIT OpCap Managed, AIM V.I. Core Equity Fund, T. Rowe Price Equity Income Portfolio , AIM V.I. Premier Equity, Janus Aspen Large Cap



                                      A35

             Growth Portfolio - Service Shares, MFS Research Series, MFS Emerging Growth Series, Premier VIT OpCap Small Cap Portfolio, Credit Suisse Trust Global Post-Venture Capital Portfolio, Janus Aspen International Growth Portfolio, T. Rowe Price International Stock Portfolio, American Century VP Value Fund, Franklin Templeton Small-Mid Cap Growth Securities, AllianceBernstein Large Cap Growth Portfolio, Davis Value Fund, Janus Aspen Series Growth Portfolio - Service Shares, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA International Equity Fund, Evergreen VA Fundamental Large Cap Fund, and Gartmore GVIT Developing Markets.

             The Series Funds are diversified open-ended management companies, and are managed by affiliaties of Prudential.

             On April 15, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED
         PORTFOLIOS        EXISTING PORTFOLIOS                              ASSETS MOVED
         -----------       -------------------                              ------------
        Evergreen VA       Evergreen VA Fundamental Large Cap
         Fund              Fund                                             $ 1,102,653


             On April 29, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED
         PORTFOLIOS      EXISTING PORTFOLIOS                                ASSETS MOVED
         -----------     -------------------                                ------------
        Prudential SP
         Alliance
         Technology      SP Prudential U.S. Emerging Growth Portfolio       $ 19,217,694
        Prudential SP
         MFS Capital
         Opportunities
         Portfolio       Prudential Equity Portfolio                        $ 23,923,378
        Prudential SP
         AIM Aggressive
         Growth
         Portfolio       Prudential SP Mid Cap Growth Portfolio             $ 23,512,768


             On December 2, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED PORTFOLIOS     EXISTING PORTFOLIOS                          ASSETS MOVED
         ------------------    -------------------                          ------------
        AST Alger All-Cap      AST Neuberger & Berman Mid-Cap Growth
         Growth Portfolio      Portfolio                                    $ 1,018,461
        AST
         AllianceBernstein
         Growth + Value        AST AllianceBernstein Managed Index
         Portfolio             500                                          $   821,560

NOTE 2:      SIGNIFICANT ACCOUNTING POLICIES

             The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

             Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

             Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

             Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

NOTE 3:      TAXES

             Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in


                                      A36
             these financial statements. Pruco Life Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS

             The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2005 were as follows

                                                             PURCHASES         SALES
                                                            -----------    -------------
        Prudential Money Market Portfolio ...............   $97,982,926    $(137,963,666)
        Prudential Diversified Bond Portfolio ...........   $   848,150    $ (72,875,898)
        Prudential Equity Portfolio .....................   $34,491,871    $ (79,575,200)
        Prudential Flexible Managed Portfolio ...........   $   165,103    $  (6,126,027)
        Prudential Conservative Balanced Portfolio ......   $   187,672    $ (10,365,169)
        Prudential Value Portfolio ......................   $29,107,162    $ (62,023,344)
        Prudential High Yield Bond Portfolio ............   $ 3,418,790    $ (47,346,361)
        Prudential Natural Resources Portfolio ..........   $ 1,108,970    $  (2,090,095)
        Prudential Stock Index Portfolio ................   $34,072,239    $(109,838,508)
        Prudential Global Portfolio .....................   $ 8,141,557    $ (23,197,628)
        Prudential Jennison Portfolio ...................   $19,367,804    $(108,785,609)
        Prudential Small Capitalization Stock Portfolio .   $ 2,898,802    $ (17,045,325)
        T. Rowe Price International Stock Portfolio .....   $ 1,491,068    $  (6,194,591)
        T. Rowe Price Equity Stock Portfolio ............   $ 2,958,908    $ (23,186,291)
        Premier VIT OpCap Managed Portfolio .............   $    11,208    $ (35,672,662)
        Premier VIT OpCap Small Cap Portfolio ...........   $   495,718    $ (19,555,087)
        AIM V.I. Core Equity Fund .......................   $   217,408    $ (16,171,098)
        AIM V.I. Premier Equity Fund ....................   $   123,409    $ (28,319,916)
        Janus Aspen Large Cap Growth -- Institutional
         Shares .........................................   $   152,874    $ (28,874,828)
        Janus Aspen International Growth Portfolio ......   $ 1,054,445    $ (29,243,402)
        MFS VIT -- Research Bond Series .................   $   386,142    $  (8,623,417)
        MFS Emerging Growth Series ......................   $   268,491    $ (24,625,326)
        Credit Suisse Trust Global Small Cap Fund .......   $ 1,161,876    $  (5,084,299)
        American Century VP Value Fund ..................   $ 1,674,571    $ (10,364,308)
        Franklin Small -- Mid Cap Growth Securities .....   $   417,172    $ (10,971,687)
        Prudential Jennison 20/20 Focus Portfolio .......   $ 6,805,561    $  16,027,970)
        Prudential Diversified Conservative Growth
         Portfolio ......................................   $ 1,019,684    $ (25,142,573)
        Davis Value Fund ................................   $ 1,539,980    $ (10,669,943)
        AllianceBernstein Large Cap Growth Portfolio ....   $ 1,056,052    $  (2,509,191)
        Prudential SP T.Rowe Price Large -- Cap Growth
         Portfolio ......................................   $ 7,344.552    $  (9,437,685)
        Prudential SP Davis Value Portfolio .............   $23,525,886    $ (30,102,046)
        Prudential SP Small Cap Value Portfolio .........   $31,031,469    $ (30,563,188)
        Prudential SP Small Cap Growth Portfolio ........   $ 9,697,900    $  (8,265,816)
        Prudential SP PIMCO Total Return Portfolio ......   $51,774,771    $ (67,446,646)
        Prudential SP PIMCO High Yield Portfolio ........   $28,209,302    $ (33,492,883)
        Janus Aspen Large Cap Growth Portfolio --
         Service Shares .................................   $ 2,887,691    $  (4,313,366)
        Prudential SP Large Cap Value Portfolio .........   $25,427,898    $ (18,320,188)
        Prudential SP AIM Core Equity Portfolio .........   $ 4,075,266    $  (4,392,223)


                                      A37

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                             PURCHASES         SALES
                                                           ------------    -------------
        Prudential SP MFS Capital Opportunities
         Portfolio .....................................   $  2,850,978    $ (25,037,732)
        Prudential SP Strategic Partners Focused Growth
         Portfolio .....................................   $  7,545,058    $  (5,520,413)
        Prudential SP Mid Cap Growth Portfolio .........   $ 42,730,701    $ (20,380,618)
        SP Prudential U.S. Emerging Growth Portfolio ...   $ 41,404,338    $ (17,843,057)
        Prudential SP AIM Aggressive Growth Portfolio ..   $  2,342,031    $ (25,203,920)
        Prudential SP Technology Portfolio .............   $  2,220,473    $ (22,913,801)
        Prudential SP Conservative Asset Allocation
         Portfolio .....................................   $215,472,146    $ (76,798,274)
        Prudential SP Balanced Asset Allocation
         Portfolio .....................................   $512,420,882    $(101,232,876)
        Prudential SP Growth Asset Allocation Portfolio    $503,201,140    $ (83,162,357)
        Prudential SP Aggressive Growth Asset
         Allocation Portfolio ..........................   $ 42,775,035    $ (15,830,805)
        Prudential SP William Blair International
         Growth Portfolio ..............................   $ 20,792,043    $ (11,805,676)
        Prudential SP LSV International Value Portfolio    $ 16,802,159    $  (9,916,422)
        Evergreen VA Balanced Fund .....................   $    121,248    $    (502,291)
        Evergreen VA Growth Fund .......................   $     77,995    $    (342,171)
        Evergreen VA Omega Fund ........................   $    225,553    $    (656,516)
        Evergreen VA Special Values Fund ...............   $    557,142    $    (637,660)
        Evergreen VA International Equity Fund .........   $    584,639    $    (147,753)
        Evergreen VA Fundamental Large Cap Fund ........   $  1,237,034    $    (497,486)
        Evergreen VA Fund ..............................   $      4,647    $  (1,139,033)
        AST Alger All-Cap Growth Portfolio .............   $  2,369,633    $  (2,588,376)
        AST AllianceBernstein Growth & Income Portfolio    $  1,315,247    $    (174,339)
        AST AllianceBernstein Growth + Value Portfolio .   $    825,007    $    (879,005)
        AST American Century Income & Growth Portfolio .   $  1,560,027    $    (149,829)
        AST American Century Strategic Balanced
         Portfolio .....................................   $    909,941    $     (37,893)
        AST Cohen & Steers Real Estate Portfolio .......   $  6,133,984    $  (1,089,227)
        AST Global Allocation Porfolio .................   $    521,743    $     (41,117)
        AST DeAm Large-Cap Value Porfolio ..............   $  3,398,336    $    (378,875)
        AST DeAm Small-Cap Growth Porfolio .............   $    955,389    $    (330,180)
        AST DeAm Small-Cap Value Porfolio ..............   $  1,251,954    $     (98,375)
        AST Goldman Sachs High Yield Portfolio .........   $  3,065,428    $    (407,565)
        AST Federated Aggressive Growth Portfolio ......   $  3,547,717    $    (524,945)
        AST Mid-Cap Value Portfolio ....................   $  1,684,721    $    (236,027)
        AST Small Cap Value Portfolio ..................   $  3,139,578    $    (795,384)
        AST Goldman Sachs Concentrated Growth Portfolio    $  1,157,047    $    (156,986)
        AST Goldman Sachs Mid-Cap Growth Portfolio .....   $  2,613,844    $    (246,845)
        AST Large-Cap Value Portfolio ..................   $ 11,663,982    $  (1,671,918)
        AST Lord Abbett Bond Debenture Portfolio .......   $  3,224,754    $    (429,961)
        AST Marsico Capital Growth Portfolio ...........   $  8,580,289    $  (1,241,192)
        AST MFS Growth Portfolio .......................   $  1,493,589    $     (76,742)
        AST Neuberger & Berman Mid-Cap Growth Portfolio    $  6,938,701    $  (2,318,185)
        AST Neuberger & Berman Mid-Cap Value Portfolio .   $ 13,072,509    $  (2,204,791)
        AST PIMCO Limited Maturity Bond Portfolio ......   $  4,243,435    $    (534,355)
        AST AllianceBernstein Core Value Portfolio .....   $    580,399    $     (38,407)
        AST AllianceBernstein Managed Index 500
         Portfolio .....................................   $  2,401,476    $    (199,234)
        AST T. Rowe Price Natural Resources Portfolio ..   $ 24,246,846    $  (2,495,348)
        AST T. Rowe Price Asset Allocation Portfolio ...   $  2,282,031    $    (117,797)
        AST MFS Global Equity Portfolio ................   $  1,790,647    $    (165,542)
        AST JP Morgan International Equity Portfolio ...   $  4,023,701    $    (716,138)
        AST T. Rowe Price Global Bond Portfolio ........   $  4,141,201    $    (686,260)
        AST Aggressive Asset Allocation Portfolio ......   $  2,554,549    $    (360,197)
        AST Capital Growth Asset Allocation Portfolio ..   $ 29,386,845    $  (2,857,211)
        AST Balanced Asset Allocation Portfolio ........   $ 25,770,068    $  (2,151,349)
        AST Conservative Asset Allocation Portfolio ....   $  9,615,510    $  (1,012,664)
        AST Preservation Asset Allocation Portfolio ....   $  2,325,242    $    (115,269)
        Gartmore GVIT Developing Markets ...............   $  6,945,700    $    (731,304)

                                      A38

NOTE 5:      RELATED PARTY TRANSACTIONS

             Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

             The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

             The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

             The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:      FINANCIAL HIGHLIGHTS

             Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

             The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                          PRUDENTIAL MONEY MARKET PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   183,246    $0.98795 to   $1.26691    $209,879       2.84%     1.35% to   2.00%     0.88% to      1.54%
        December 31,
         2004........   213,892    $0.97813 to   $1.24840    $243,516       1.00%     1.35% to   2.00%    -0.93% to     -0.33%
        December 31,
         2003........   279,425    $0.98657 to   $1.25286    $324,048       0.85%     1.35% to   1.90%    -1.05% to     -0.51%
        December 31,
         2002........   416,179    $0.99700 to   $1.25977    $492,182       1.51%     1.35% to   1.90%    -0.17% to      0.17%
        December 31,
         2001........   424,218    $1.01101 to   $1.25820    $512,809       3.83%     1.35% to   1.70%     2.38% to      2.72%
                                                        PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   241,749    $1.33655 to   $1.59160    $384,058       5.25%     1.35% to   1.65%     1.61% to      1.91%
        December 31,
         2004........   283,870    $1.31540 to   $1.56260    $442,817       4.38%     1.35% to   1.65%     3.87% to      4.18%
        December 31,
         2003........   338,319    $1.26643 to   $1.50079    $506,846       3.98%     1.35% to   1.65%     5.73% to      6.05%
        December 31,
         2002........   401,633    $1.19774 to   $1.41582    $567,736      11.58%     1.35% to   1.65%     5.34% to      5.64%
        December 31,
         2001........   470,574    $1.13699 to   $1.34090    $630,122       6.10%     1.35% to   1.65%     5.25% to      5.57%
                                                             PRUDENTIAL EQUITY PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   249,850    $1.11720 to   $1.87806    $438,393       0.96%     1.35% to   2.00%     9.29% to      9.98%
        December 31,
         2004........   266,362    $1.01871 to   $1.70828    $435,764       1.24%     1.35% to   2.00%     7.77% to      8.46%
        December 31,
         2003........   285,436    $0.94205 to   $1.57580    $438,294       0.99%     1.35% to   1.90%    29.19% to     29.90%
        December 31,
         2002........   308,351    $0.72737 to   $1.21384    $371,345       0.83%     1.35% to   1.90%   -23.60% to    -23.38%
        December 31,
         2001........   365,793    $0.95205 to   $1.58490    $578,743       0.81%     1.35% to   1.65%   -12.62% to    -12.35%

                                      A39


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                        PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
         December 31,
         2005........    17,773    $1.65164 to   $1.65164    $ 29,354       2.01%     1.40% to   1.40%     2.73% to      2.73%
        December 31,
         2004........    21,202    $1.60781 to   $1.60781    $ 34,089       1.48%     1.40% to   1.40%     9.21% to      9.21%
        December 31,
         2003........    24,849    $1.47227 to   $1.47227    $ 36,584       2.09%     1.40% to   1.40%    22.06% to     22.06%
        December 31,
         2002........    30,154    $1.20619 to   $1.20619    $ 36,372       3.16%     1.40% to   1.40%   -13.94% to    -13.94%
        December 31,
         2001........    37,399    $1.40164 to   $1.40164    $ 52,420       3.65%     1.40% to   1.40%    -6.97% to     -6.97%
                                                     PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
         December 31,
         2005........    28,153    $1.60793 to   $1.60793    $ 45,268       2.44%     1.40% to   1.40%     2.01% to      2.01%
        December 31,
         2004........    34,197    $1.57630 to   $1.57630    $ 53,905       2.04%     1.40% to   1.40%     6.54% to      6.54%
        December 31,
         2003........    40,989    $1.47948 to   $1.47948    $ 60,643       2.80%     1.40% to   1.40%    17.13% to     17.13%
        December 31,
         2002........    50,764    $1.26312 to   $1.26312    $ 64,121       0.00%     1.40% to   1.40%   -10.24% to    -10.24%
        December 31,
         2001........    64,511    $1.40720 to   $1.47020    $ 90,780       3.33%     1.40% to   1.40%    -3.36% to     -3.36%

                                                             PRUDENTIAL VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------

        December 31,
         2005........   196,035    $1.30259 to   $2.50630    $426,327       1.37%     1.35% to   2.00%    14.39% to     15.11%
        December 31,
         2004........   202,438    $1.13655 to   $2.17838    $396,997       1.36%     1.35% to   2.00%    14.03% to     14.76%
        December 31,
         2003........   201,621    $0.99472 to   $1.89915    $362,689       1.56%     1.35% to   1.90%    25.68% to     26.37%
        December 31,
         2002........   213,942    $0.79064 to   $1.50369    $315,498       1.30%     1.35% to   1.90%   -23.24% to    -23.00%
        December 31,
         2001........   247,754    $1.18037 to   $1.95415    $483,102       1.56%     1.35% to   1.65%    -3.65% to     -3.37%

                                                        PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   133,431    $1.23810 to   $1.52788    $203,527       6.74%     1.35% to   1.65%     1.74% to      2.01%
        December 31,
         2004........   160,681    $1.21693 to   $1.49829    $240,357       7.23%     1.35% to   1.65%     8.52% to      8.84%
        December 31,
         2003........   190,160    $1.12137 to   $1.37730    $261,532       8.35%     1.35% to   1.65%    23.00% to     23.37%
        December 31,
         2002........   208,477    $0.91166 to   $1.11685    $232,545      17.72%     1.35% to   1.65%    -0.15% to      0.18%
        December 31,
         2001........   253,782    $0.91301 to   $1.11561    $282,844      11.46%     1.35% to   1.65%    -2.02% to     -1.75%

                                                       PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........     3,343    $5.17504 to   $5.17504    $ 17,303       0.00%     1.40% to   1.40%    53.76% to     53.76%
        December 31,
         2004........     3,501    $3.36558 to   $3.36558    $ 11,783       3.40%     1.40% to   1.40%    23.45% to     23.45%
        December 31,
         2003........     3,694    $2.72634 to   $2.72634    $ 10,070       4.24%     1.40% to   1.40%    37.08% to     37.08%
        December 31,
         2002........     4,433    $1.98889 to   $1.98889    $  8,817       0.57%     1.40% to   1.40%    17.27% to     17.27%
        December 31,
         2001........     4,534    $1.69604 to   $1.69604    $  7,690       2.29%     1.40% to   1.40%   -11.31% to    -11.31%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------

                                                          PRUDENTIAL STOCK INDEX PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   407,098    $0.84766 to   $1.90012    $645,583       1.47%     1.35% to   2.00%     2.50% to      3.14%
        December 31,
         2004........   443,160    $0.82464 to   $1.84300    $693,094       1.64%     1.35% to   2.00%     8.29% to      8.98%
        December 31,
         2003........   434,432    $0.75934 to   $1.69204    $645,369       1.48%     1.35% to   1.90%    25.79% to     26.48%
        December 31,
         2002........   410,344    $0.60247 to   $1.33841    $506,071       1.19%     1.35% to   1.90%   -23.49% to    -23.23%
        December 31,
         2001........   450,067    $0.78747 to   $1.74431    $753,372       0.99%     1.35% to   1.70%   -13.52% to    -13.21%

                                                             PRUDENTIAL GLOBAL PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    83,554    $0.84666 to   $1.81132    $131,804       0.61%     1.35% to   2.00%    13.80% to     14.53%
        December 31,
         2004........    92,115    $0.74184 to   $1.58248    $128,221       0.99%     1.35% to   2.00%     7.44% to      8.13%
        December 31,
         2003........    93,158    $0.68852 to   $1.46429    $121,913       0.36%     1.35% to   1.90%    31.57% to     32.28%
        December 31,
         2002........    89,622    $0.52224 to   $1.10749    $ 90,783       1.06%     1.35% to   1.90%   -26.40% to    -26.15%
        December 31,
         2001........    98,905    $0.70961 to   $1.50029    $139,007       0.35%     1.35% to   1.70%   -18.99% to    -18.71%
                                                            PRUDENTIAL JENNISON PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   372,673    $0.69178 to   $1.97537    $609,136       0.10%     1.35% to   2.00%    12.31% to     13.05%
        December 31,
         2004........   421,800    $0.61411 to   $1.74849    $620,026       0.45%     1.35% to   2.00%     7.49% to      8.18%
        December 31,
         2003........   453,187    $0.56973 to   $1.61723    $627,061       0.26%     1.35% to   1.90%    27.81% to     28.53%
        December 31,
         2002........   470,005    $0.44488 to   $1.25897    $521,577       0.20%     1.35% to   1.90%   -32.11% to    -31.87%
        December 31,
         2001........   519,480    $0.65525 to   $1.84898    $891,192       0.17%     1.35% to   1.70%   -19.61% to    -19.34%


                                      A40


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                   PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    50,766    $1.86435 TO   $2.77814    $122,366      0.59%      1.35% TO   1.65%     5.52% TO      5.83%
        December 31,
         2004........    56,066    $1.76674 TO   $2.62630    $127,911      0.59%      1.35% TO   1.65%    20.06% TO     20.42%
        December 31,
         2003........    59,374    $1.47156 TO   $2.18216    $112,757      0.47%      1.35% TO   1.65%    36.02% TO     36.42%
        December 31,
         2002........    67,804    $1.08184 TO   $1.60035    $ 94,563      0.89%      1.35% TO   1.65%   -16.30% TO    -16.05%
        December 31,
         2001........    72,079    $1.29257 TO   $1.90732    $120,206      0.51%      1.35% TO   1.65%     3.85% TO      4.15%
                                                     T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    31,879    $0.97711 TO   $1.31451    $ 41,741      1.57%      1.35% TO   1.65%    14.16% TO     14.49%
        December 31,
         2004........    35,382    $0.85590 TO   $1.14869    $ 40,479      1.09%      1.35% TO   1.65%    11.92% TO     12.27%
        December 31,
         2003........    37,910    $0.76471 TO   $1.02374    $ 38,680      1.28%      1.35% TO   1.65%    28.40% TO     28.77%
        December 31,
         2002........    39,723    $0.59558 TO   $0.79531    $ 31,480      0.90%      1.35% TO   1.65%   -19.61% TO    -19.39%
        December 31,
         2001........    43,376    $0.74088 TO   $0.98698    $ 42,675      1.77%      1.35% TO   1.65%   -23.46% TO    -23.24%
                                                        T. ROWE PRICE EQUITY STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    75,165    $1.31837 TO   $2.01408    $150,483      1.54%      1.35% TO   1.65%     2.23% TO      2.54%
        December 31,
         2004........    84,329    $1.28960 TO   $1.96512    $164,796      1.56%      1.35% TO   1.65%    13.05% TO     13.39%
        December 31,
         2003........    91,614    $1.14069 TO   $1.73402    $158,057      1.69%      1.35% TO   1.65%    23.46% TO     23.83%
        December 31,
         2002........   100,665    $0.92390 TO   $1.40102    $140,402      1.59%      1.35% TO   1.65%   -14.53% TO    -14.28%
        DECEMBER 31,
         2001........   111,912    $1.08101 TO   $1.63523    $182,069      1.44%      1.35% TO   1.65%    -0.17% TO      0.13%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                         PREMIER VIT OPCAP MANAGED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   110,586    $1.09540 to   $1.57237    $173,819      1.23%      1.35% to   1.65%     3.58% to      3.89%
        December 31,
         2004........   132,223    $1.05759 to   $1.51433    $200,148      1.54%      1.35% to   1.65%     8.97% to      9.29%
        December 31,
         2003........   155,780    $0.97053 to   $1.38628    $215,874      1.86%      1.35% to   1.65%    19.77% to     20.12%
        December 31,
         2002........   183,137    $0.81033 to   $1.15460    $211,382      2.06%      1.35% to   1.65%   -18.23% to    -17.99%
        December 31,
         2001........   220,992    $0.99096 to   $1.40868    $311,232      2.40%      1.35% to   1.65%    -6.44% to     -6.17%
                                                      PRUDENTIAL VIT OPCAP SMALL CAP PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    37,521    $1.94860 to   $2.08553    $ 78,204      0.00%      1.35% to   1.65%    -1.56% to     -1.27%
        December 31,
         2004........    46,585    $1.97949 to   $2.11349    $ 98,398      0.05%      1.35% to   1.65%    15.97% to     16.31%
        December 31,
         2003........    52,211    $1.70696 to   $1.81797    $ 94,869      0.05%      1.35% to   1.65%    40.34% to     40.76%
        December 31,
         2002........    59,643    $1.21632 to   $1.29217    $ 77,030      0.07%      1.35% to   1.65%   -22.91% to    -22.68%
        December 31,
         2001........    66,512    $1.57777 to   $1.67203    $111,147      0.78%      1.35% to   1.65%     6.59% to      6.90%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                              AIM V.I. CORE EQUITY FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    48,775    $0.83573 to   $1.56803    $ 75,486      1.43%      1.35% to   1.65%     3.61% to      3.91%
        December 31,
         2004........    58,701    $0.80658 to   $1.50970    $ 87,533      0.93%      1.35% to   1.65%     7.19% to      7.52%
        December 31,
         2003........    69,193    $0.75247 to   $1.40486    $ 96,053      0.98%      1.35% to   1.65%    22.40% to     22.75%
        December 31,
         2002........    80,527    $0.61477 to   $1.14498    $ 91,255      0.30%      1.35% to   1.65%   -16.95% to    -16.70%
        December 31,
         2001........    97,304    $0.74028 to   $1.37536    $132,510      0.04%      1.35% to   1.65%   -24.08% to    -23.85%
                                                            AIM V.I. PREMIER EQUITY FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    89,741    $0.73226 to   $1.43289    $127,098      0.80%      1.35% to   1.65%     3.95% to      4.24%
        December 31,
         2004........   109,220    $0.70444 to   $1.37519    $148,445      0.44%      1.35% to   1.65%     4.07% to      4.36%
        December 31,
         2003........   128,355    $0.67689 to   $1.31839    $167,348      0.30%      1.35% to   1.65%    23.07% to     23.42%
        December 31,
         2002........   149,965    $0.55001 to   $1.06879    $158,640      0.30%      1.35% to   1.65%   -31.40% to    -31.19%
        December 31,
         2001........   189,548    $0.80174 to   $1.55406    $290,383      0.12%      1.35% to   1.65%   -13.97% to    -13.72%
                                                JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    88,674    $0.70539 to   $1.44650    $126,204      0.33%      1.35% to   1.65%     2.60% to      2.90%
        December 31,
         2004........   108,636    $0.68751 to   $1.40646    $150,008      0.14%      1.35% to   1.65%     2.81% to      3.13%
        December 31,
         2003........   128,974    $0.66870 to   $1.36461    $172,930      0.09%      1.35% to   1.65%    29.57% to     29.96%
        December 31,
         2002........   152,436    $0.51608 to   $1.05047    $157,514      0.00%      1.35% to   1.65%   -27.71% to    -27.49%
        December 31,
         2001........   191,976    $0.71393 to   $1.44951    $273,310      0.07%      1.35% to   1.65%   -25.94% to    -25.73%
                                                     JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    81,367    $1.34919 to   $2.39973    $192,824      1.20%      1.35% to   1.65%    30.16% to     30.54%
        December 31,
         2004........    94,695    $1.03659 to   $1.83930    $172,017      0.90%      1.35% to   1.65%    17.02% to     17.35%
        December 31,
         2003........   110,936    $0.88582 to   $1.56797    $171,973      1.22%      1.35% to   1.65%    32.73% to     33.12%
        December 31,
         2002........   133,117    $0.66739 to   $1.17846    $155,179      0.84%      1.35% to   1.65%   -26.80% to    -26.57%
        December 31,
         2001........   161,800    $0.91170 to   $1.60593    $256,671      1.01%      1.35% to   1.65%   -24.46% to    -24.25%

                                      A41


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                           MFS VIT -- RESEARCH BOND SERIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    27,680    $0.91808 to   $1.46772    $ 40,404      0.49%      1.35% to   1.65%     6.06% to      6.37%
        December 31,
         2004........    33,162    $0.86562 to   $1.38048    $ 45,567      1.08%      1.35% to   1.65%    13.97% to     14.31%
        December 31,
         2003........    38,554    $0.75952 to   $1.20836    $ 46,388      0.68%      1.35% to   1.65%    22.68% to     23.03%
        December 31,
         2002........    44,963    $0.61911 to   $0.98255    $ 43,990      0.28%      1.35% to   1.65%   -25.77% to    -25.54%
        December 31,
         2001........    55,542    $0.83402 to   $1.32030    $ 73,006      0.01%      1.35% to   1.65%   -22.52% to    -22.30%
                                                             MFS EMERGING GROWTH SERIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    80,363    $0.75590 to   $1.39011    $111,071      0.00%      1.35% to   1.65%     7.43% to      7.75%
        December 31,
         2004........    98,291    $0.70362 to   $1.29091    $126,133      0.00%      1.35% to   1.65%    11.13% to     11.46%
        December 31,
         2003........   115,437    $0.63317 to   $1.15881    $132,948      0.00%      1.35% to   1.65%    28.12% to     28.49%
        December 31,
         2002........   132,891    $0.49421 to   $0.90235    $119,194      0.00%      1.35% to   1.65%   -34.84% to    -34.64%
        December 31,
         2001........   161,015    $0.75847 to   $1.38140    $221,049      0.00%      1.35% to   1.65%   -34.56% to    -34.37%
                                                      CREDIT SUISSE TRUST GLOBAL SMALL CAP FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    19,130    $0.97531 to   $1.28530    $ 24,548      0.00%      1.35% to   1.65%    14.26% to     14.59%
        December 31,
         2004........    22,247    $0.85361 to   $1.12210    $ 24,922      0.00%      1.35% to   1.65%    16.07% to     16.42%
        December 31,
         2003........    24,730    $0.73541 to   $0.96436    $ 23,813      0.00%      1.35% to   1.65%    45.26% to     45.68%
        December 31,
         2002........    27,585    $0.50628 to   $0.66230    $ 18,245      0.00%      1.35% to   1.65%   -35.22% to    -35.03%
        December 31,
         2001........    32,529    $0.78159 to   $1.01997    $ 33,111      0.00%      1.35% to   1.65%   -29.79% to    -29.58%
                                                           AMERICAN CENTURY VP VALUE FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    30,623    $1.59361 to   $1.90364    $ 58,037      0.90%      1.35% to   1.65%     3.33% to      3.63%
        December 31,
         2004........    34,892    $1.54228 to   $1.83772    $ 63,894      1.01%      1.35% to   1.65%    12.49% to     12.81%
        December 31,
         2003........    37,346    $1.37107 to   $1.62974    $ 60,648      1.09%      1.35% to   1.65%    26.87% to     27.23%
        December 31,
         2002........    42,190    $1.08073 to   $1.28151    $ 53,892      0.93%      1.35% to   1.65%   -14.04% to    -13.79%
        December 31,
         2001........    47,581    $1.25721 to   $1.48719    $ 70,465      0.97%      1.35% to   1.65%    11.01% to     11.33%
                                                     FRANKLIN SMALL -- MID CAP GROWTH SECURITIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    33,253    $0.93308 to   $1.59202    $ 51,693      0.00%      1.35% to   1.65%     3.08% to      3.40%
        December 31,
         2004........    39,929    $0.90516 to   $1.54056    $ 60,060      0.00%      1.35% to   1.65%     9.66% to      9.99%
        December 31,
         2003........    45,499    $0.82539 to   $1.40143    $ 62,294      0.00%      1.35% to   1.65%    35.01% to     35.41%
        December 31,
         2002........    51,618    $0.61134 to   $1.03547    $ 52,263      0.25%      1.35% to   1.65%   -29.84% to    -29.63%
        December 31,
         2001........    59,762    $0.87136 to   $1.47241    $ 86,173      0.38%      1.35% to   1.65%   -16.61% to    -16.37%

NOTE 6:      FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                      PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    52,853    $1.37511 to   $1.43892    $ 76,014      0.24%      1.35% to   1.65%    19.62% to     19.98%
        December 31,
         2004........    51,736    $1.14958 to   $1.20003    $ 62,053      0.10%      1.35% to   1.65%    14.05% to     14.39%
        December 31,
         2003........    56,016    $1.00792 to   $1.04952    $ 58,759      0.22%      1.35% to   1.65%    27.20% to     27.59%
        December 31,
         2002........    63,260    $0.79236 to   $0.82304    $ 52,044      0.02%      1.35% to   1.65%   -23.51% to    -23.28%
        December 31,
         2001........    74,002    $1.03593 to   $1.07339    $ 79,379      0.44%      1.35% to   1.65%    -2.60% to     -2.31%
                                                PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   106,144    $1.33377 to   $1.35805    $143,304      3.13%      1.35% to   1.65%     5.30% to      5.62%
        December 31,
         2004........   123,176    $1.26658 to   $1.28576    $157,523      3.12%      1.35% to   1.65%     7.79% to      8.11%
        December 31,
         2003........   135,064    $1.17504 to   $1.18932    $159,862      4.45%      1.35% to   1.65%    19.61% to     19.95%
        December 31,
         2002........   149,785    $0.98242 to   $0.99155    $147,869      0.22%      1.35% to   1.65%    -8.61% to     -8.34%
        December 31,
         2001........   178,359    $1.07498 to   $1.08181    $192,181      4.14%      1.35% to   1.65%    -0.12% to      0.16%
                                                                  DAVIS VALUE FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    61,958    $1.09258 to   $1.11081    $ 68,608      0.95%      1.35% to   1.65%     7.67% to      7.99%
        December 31,
         2004........    69,705    $1.01470 to   $1.02858    $ 71,511      0.83%      1.35% to   1.65%    10.51% to     10.85%
        December 31,
         2003........    70,263    $0.91822 to   $0.92794    $ 65,072      0.80%      1.35% to   1.65%    27.67% to     28.01%
        December 31,
         2002........    67,128    $0.71923 to   $0.72488    $ 48,590      0.70%      1.35% to   1.65%   -17.62% to    -17.37%
        December 31,
         2001........    69,853    $0.87309 to   $0.87731    $ 61,228      0.46%      1.35% to   1.65%   -11.83% to    -11.57%


                                      A42


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                    ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    17,225    $0.64427 to   $0.65558    $ 11,255      0.00%      1.35% to   1.65%    12.98% to     13.30%
        December 31,
         2004........    19,560    $0.57025 to   $0.57864    $ 11,286      0.00%      1.35% to   1.65%     6.60% to      6.91%
        December 31,
         2003........    22,881    $0.53496 to   $0.54123    $ 12,354      0.00%      1.35% to   1.65%    21.34% to     21.74%
        December 31,
         2002........    24,149    $0.44088 to   $0.44458    $ 10,716      0.00%      1.35% to   1.65%   -31.97% to    -31.75%
        December 31,
         2001........    29,141    $0.64805 to   $0.65137    $ 18,960      0.00%      1.35% to   1.65%   -18.73% to    -18.48%
                                              PRUDENTIAL SP T.ROWE PRICE LARGE -- CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    57,242    $0.70537 to   $1.41770    $ 59,791      0.00%      1.40% to   2.00%    14.21% to     14.89%
        December 31,
         2004........    60,177    $0.61576 to   $1.23406    $ 53,433      0.00%      1.40% to   2.00%     4.01% to      4.65%
        December 31,
         2003........    53,417    $0.59025 to   $0.95090    $ 42,367      0.00%      1.40% to   1.90%    21.55% to     22.14%
        December 31,
         2002........    36,087    $0.48468 to   $0.78002    $ 19,331      0.00%      1.40% to   1.90%   -32.34% to    -32.14%
        December 31,
         2001........    23,036    $0.71633 to   $0.88230    $ 17,131      0.03%      1.40% to   1.70%   -15.89% to    -15.64%
                                                         PRUDENTIAL SP DAVIS VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   185,836    $1.12018 to   $1.49631    $243,820      0.92%      1.40% to   2.00%     7.38% to      8.02%
        December 31,
         2004........   189,704    $1.04012 to   $1.38531    $228,840      0.40%      1.40% to   2.00%    10.32% to     10.98%
        December 31,
         2003........   155,813    $0.94006 to   $1.10632    $164,272      0.46%      1.40% to   1.90%    27.00% to     27.63%
        December 31,
         2002........   106,230    $0.73878 to   $0.86688    $ 81,449      0.01%      1.40% to   1.90%   -17.11% to    -16.86%
        December 31,
         2001........    65,733    $0.89127 to   $0.92029    $ 59,052      0.59%      1.40% to   1.70%   -11.94% to    -11.69%
                                                       PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   151,550    $1.23523 to   $1.58443    $224,147      0.52%      1.35% to   2.00%     2.57% to      3.22%
        December 31,
         2004........   149,233    $1.20315 to   $1.53719    $213,281      0.17%      1.35% to   2.00%    18.32% to     19.07%
        December 31,
         2003........   108,305    $1.01585 to   $1.24988    $128,463      0.03%      1.35% to   1.90%    30.63% to     31.34%
        December 31,
         2002........    67,383    $0.77764 to   $0.95217    $ 59,474      0.55%      1.35% to   1.90%   -15.82% to    -15.52%
        December 31,
         2001........    28,977    $1.00124 to   $1.12776    $ 31,114      1.06%      1.35% to   1.70%     1.39% to      1.69%
                                                      PRUDENTIAL SP SMALL CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    39,603    $0.60571 to   $1.28565    $ 39,328      0.00%      1.40% to   2.00%     0.47% to      1.08%
        December 31,
         2004........    38,777    $0.60112 to   $1.27212    $ 36,834      0.00%      1.40% to   2.00%    -2.87% to     -2.29%
        December 31,
         2003........    29,424    $0.61704 to   $1.01108    $ 26,084      0.00%      1.40% to   1.90%    32.21% to     32.87%
        December 31,
         2002........    17,603    $0.46578 to   $0.76251    $  9,683      0.00%      1.35% to   1.90%   -31.43% to    -31.22%
        December 31,
         2001........    10,454    $0.67926 to   $0.92677    $  7,640      0.00%      1.35% to   1.70%   -18.56% to    -18.31%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                     PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   398,806    $1.04909 to   $1.32513    $466,974      4.71%      1.35% to   2.00%     0.37% to      1.03%
        December 31,
         2004........   403,102    $1.04519 to   $1.31224    $471,428      1.95%      1.35% to   2.00%     3.20% to      3.89%
        December 31,
         2003........   369,822    $1.09611 to   $1.26394    $424,483      2.48%      1.35% to   1.90%     3.87% to      4.45%
        December 31,
         2002........   282,337    $1.05530 to   $1.21092    $320,162      2.97%      1.35% to   1.90%     7.57% to      7.93%
        December 31,
         2001........    90,215    $1.03942 to   $1.12247    $ 97,602      3.35%      1.35% to   1.70%     6.82% to      7.13%
                                                      PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   145,355    $1.18368 to   $1.37312    $191,575      6.47%      1.40% to   2.00%     2.01% to      2.61%
        December 31,
         2004........   146,925    $1.16040 to   $1.33818    $189,300      6.80%      1.40% to   2.00%     7.18% to      7.81%
        December 31,
         2003........   110,566    $1.16517 to   $1.24124    $132,701      6.92%      1.40% to   1.90%    20.13% to     20.74%
        December 31,
         2002........    49,943    $0.96993 to   $1.02813    $ 50,232      7.48%      1.40% to   1.90%    -1.52% to     -1.24%
        December 31,
         2001........    26,698    $1.01231 to   $1.04100    $ 27,527      7.09%      1.40% to   1.70%     2.20% to      2.52%
                                              JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    24,175    $0.59821 to   $1.31370    $ 21,744      0.13%      1.40% to   2.00%     1.98% to      2.59%
        December 31,
         2004........    26,095    $0.58487 to   $1.28061    $ 22,332      0.00%      1.40% to   2.00%     2.16% to      2.77%
        December 31,
         2003........    24,483    $0.57082 to   $1.00180    $ 18,639      0.00%      1.40% to   1.90%    29.06% to     29.69%
        December 31,
         2002........    19,693    $0.44152 to   $0.77398    $  9,935      0.00%      1.40% to   1.90%   -27.95% to    -27.72%
        December 31,
         2001........    15,055    $0.61281 to   $0.78373    $  9,682      0.00%      1.40% to   1.70%   -26.15% to    -25.93%


                                      A43


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                                      PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    84,382    $1.15025 to   $1.48345    $  108,301      0.83%      1.35% to   2.00%     4.56% to      5.24%
        December 31,
         2004......    77,841    $1.09631 to   $1.41075    $   94,236      0.78%      1.35% to   2.00%    15.44% to     16.19%
        December 31,
         2003......    62,105    $0.94638 to   $1.04790    $   63,307      0.00%      1.35% to   1.90%    24.40% to     25.07%
        December 31,
         2002......    42,897    $0.75888 to   $0.83825    $   33,367      1.22%      1.35% to   1.90%   -17.77% to    -17.49%
        December 31,
         2001......    21,808    $0.92241 to   $0.94081    $   20,346      1.18%      1.35% to   1.70%   -10.16% to     -9.89%
                                                      PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    28,460    $0.71174 to   $1.32432    $   28,299      1.03%      1.40% to   2.00%     2.58% to      3.19%
        December 31,
         2004......    28,927    $0.69173 to   $1.28542    $   27,334      0.46%      1.40% to   2.00%     6.66% to      7.30%
        December 31,
         2003......    24,460    $0.64656 to   $1.04529    $   19,905      0.32%      1.40% to   1.90%    21.38% to     21.98%
        December 31,
         2002......    20,905    $0.53161 to   $0.85696    $   12,421      0.00%      1.40% to   1.90%   -16.62% to    -16.38%
        December 31,
         2001......    15,144    $0.63760 to   $0.84109    $   10,081      0.00%      1.40% to   1.70%   -23.97% to    -23.74%
                                             PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    29,854    $0.73825 to   $1.47863    $   32,170      0.00%      1.35% to   2.00%    12.89% to     13.61%
        December 31,
         2004......    28,430    $0.65198 to   $1.30209    $   26,017      0.00%      1.35% to   2.00%     8.42% to      9.11%
        December 31,
         2003......    24,824    $0.59950 to   $1.00077    $   19,412      0.00%      1.35% to   1.90%    23.49% to     24.16%
        December 31,
         2002......    17,956    $0.48451 to   $0.80793    $    9,834      0.00%      1.35% to   1.90%   -26.51% to    -26.28%
        December 31,
         2001......    10,903    $0.65929 to   $0.85719    $    7,467      0.02%      1.35% to   1.70%   -16.72% to    -16.48%
                                                      PRUDENTIAL SP MID CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   118,076    $0.66904 to   $1.63898    $  124,278      0.00%      1.35% to   2.00%     3.20% to      3.84%
        December 31,
         2004......    95,143    $0.64649 to   $1.57888    $   92,650      0.00%      1.35% to   2.00%    17.21% to     17.96%
        December 31,
         2003......    67,470    $0.54998 to   $0.93944    $   50,518      0.00%      1.35% to   1.90%    37.48% to     38.25%
        December 31,
         2002......    33,702    $0.39925 to   $0.68122    $   14,900      0.00%      1.35% to   1.90%   -47.23% to    -47.05%
        December 31,
         2001......    18,905    $0.75655 to   $0.81566    $   14,631      0.06%      1.35% to   1.70%   -22.23% to    -22.01%
                                                   SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   114,303    $0.87096 to   $1.90014    $  156,928      0.00%      1.35% to   2.00%    15.47% to     16.21%
        December 31,
         2004......    93,665    $0.75197 to   $1.63587    $  108,264      0.00%      1.35% to   2.00%    19.01% to     19.78%
        December 31,
         2003......    76,118    $0.63000 to   $1.05808    $   67,589      0.00%      1.35% to   1.90%    39.45% to     40.20%
        December 31,
         2002......    41,584    $0.45086 to   $0.75658    $   21,753      0.00%      1.35% to   1.90%   -33.22% to    -32.98%
        December 31,
         2001......    24,616    $0.67514 to   $0.87454    $   17,947      0.00%      1.35% to   1.70%   -19.14% to    -18.91%


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                               PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   413,947    $1.16340 to   $1.27471    $  603,052      1.25%      1.35% to   2.00%     3.84% to      4.50%
        December 31,
         2004......   368,692    $1.11720 to   $1.22048    $  432,866      1.32%      1.35% to   2.00%     6.75% to      7.44%
        December 31,
         2003......   246,729    $1.04299 to   $1.07868    $  267,381      1.21%      1.35% to   1.90%    14.32% to     14.94%
        December 31,
         2002......   121,341    $0.91013 to   $0.93918    $  111,677      0.27%      1.35% to   1.90%    -7.45% to     -7.13%
        December 31,
         2001......    47,726    $0.98298 to   $0.98804    $   47,031      3.00%      1.35% to   1.70%    -1.93% to     -1.64%
                                                 PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   772,289    $1.09974 to   $1.38790    $1,263,780      0.81%      1.35% to   2.00%     5.49% to      6.18%
        December 31,
         2004......   636,614    $1.03936 to   $1.30793    $  772,350      0.75%      1.35% to   2.00%     8.91% to      9.61%
        December 31,
         2003......   389,561    $0.95147 to   $1.07966    $  421,057      0.79%      1.35% to   1.90%    20.59% to     21.23%
        December 31,
         2002......   166,934    $0.78749 to   $0.89088    $  138,130      0.00%      1.35% to   1.90%   -13.16% to    -12.85%
        December 31,
         2001......    70,953    $0.90679 to   $0.94990    $   65,531      2.78%      1.35% to   1.70%    -7.40% to     -7.14%
                                                  PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   593,163    $1.00920 to   $1.48911    $1,099,499      0.50%      1.35% to   2.00%     7.10% to      7.79%
        December 31,
         2004......   477,746    $0.93943 to   $1.38211    $  597,023      0.40%      1.35% to   2.00%    10.83% to     11.54%
        December 31,
         2003......   281,219    $0.84514 to   $1.06700    $  301,059      0.44%      1.35% to   1.90%    25.88% to     26.57%
        December 31,
         2002......   120,052    $0.67004 to   $0.84346    $   88,202      0.00%      1.35% to   1.90%   -18.65% to    -18.35%
        December 31,
         2001......    54,257    $0.82369 to   $0.90967    $   45,992      1.56%      1.35% to   1.70%   -13.39% to    -13.13%


                                      A44


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                       UNITS            UNIT VALUE            ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)        LOWEST -- HIGHEST        (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ------------------------    --------   ----------    ---------------     -------------------
                                            PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   112,979    $ 0.91771 to   $ 1.57741    $159,065       0.16%     1.35% to   2.00%     8.32% to      9.01%
        December 31,
         2004......    92,089    $ 0.84470 to   $ 1.44765    $117,544       0.05%     1.40% to   2.00%    12.51% to     13.17%
        December 31,
         2003......    49,024    $ 0.74865 to   $ 1.05061    $ 51,315       0.02%     1.40% to   1.90%    30.30% to     30.96%
        December 31,
         2002......    20,717    $ 0.57340 to   $ 0.80240    $ 13,525       0.00%     1.35% to   1.90%   -23.46% to    -23.24%
        December 31,
         2001......     9,469    $ 0.74916 to   $ 0.87109    $  7,367       0.37%     1.35% to   1.70%   -19.37% to    -19.12%
                                            PRUDENTIAL SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    65,436    $ 0.73359 to   $ 1.78245    $ 83,908       0.59%     1.35% to   2.00%    14.11% to     14.85%
        December 31,
         2004......    58,453    $ 0.64107 to   $ 1.55290    $ 63,262       0.19%     1.35% to   2.00%    14.26% to     14.98%
        December 31,
         2003......    40,928    $ 0.55950 to   $ 1.10501    $ 34,917       0.26%     1.35% to   1.90%    36.98% to     37.73%
        December 31,
         2002......    28,228    $ 0.40766 to   $ 0.80285    $ 14,017       0.00%     1.35% to   1.90%   -23.86% to    -23.60%
        December 31,
         2001......    17,864    $ 0.53544 to   $ 0.74180    $ 10,336       0.32%     1.35% to   1.70%   -36.71% to    -36.51%
                                                  PRUDENTIAL SP LSV INTERNATIONAL VALUE PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    61,884    $ 0.93945 to   $ 1.63218    $ 80,895       0.42%     1.40% to   2.00%    11.54% to     12.21%
        December 31,
         2004......    56,155    $ 0.83972 to   $ 1.45822    $ 64,335       0.43%     1.40% to   2.00%    13.54% to     14.21%
        December 31,
         2003......    45,767    $ 0.73752 to   $ 1.07261    $ 43,370       0.71%     1.40% to   1.90%    25.00% to     25.62%
        December 31,
         2002......    31,180    $ 0.58896 to   $ 0.85393    $ 20,521       0.00%     1.40% to   1.90%   -18.56% to    -18.31%
        December 31,
         2001......    18,004    $ 0.72306 to   $ 0.84741    $ 13,426       0.63%     1.35% to   1.70%   -23.36% to    -23.13%
                                                EVERGREEN VA BALANCED FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     1,017    $ 1.05290 to   $ 1.22238    $  1,234       2.41%     1.40% to   1.85%     3.37% to      3.83%
        December 31,
         2004......     1,326    $ 1.01405 to   $ 1.18087    $  1,554       0.86%     1.40% to   1.85%     4.37% to      4.85%
        December 31,
         2003......     1,190    $ 0.96717 to   $ 0.96717    $  1,335       6.21%     1.40% to   1.40%    14.17% to     14.17%
        December 31,
         2002......         7    $ 0.84711 to   $ 0.84711    $      6       0.28%     1.40% to   1.40%   -10.91% to    -10.91%
        December 31,
         2001......        19    $ 0.95089 to   $ 0.95089    $     18      14.47%     1.40% to   1.40%    -4.91% to     -4.91%
                                                 EVERGREEN VA GROWTH FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......       849    $ 1.17798 to   $ 1.59343    $  1,339       0.00%     1.40% to   1.85%     4.59% to      5.06%
        December 31,
         2004......     1,020    $ 1.12462 to   $ 1.51675    $  1,536       0.00%     1.40% to   1.85%    11.80% to     12.29%
        December 31,
         2003......       766    $ 1.00452 to   $ 1.00452    $  1,031       0.00%     1.70% to   1.70%    36.66% to     36.66%
        December 31,
         2002......         5    $ 0.73505 to   $ 0.73505    $      3       0.00%     1.70% to   1.70%   -24.48% to    -24.48%



                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                                  EVERGREEN VA OMEGA FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     2,203    $ 1.00323 to   $ 1.44748    $  3,141       0.20%     1.40% to   1.85%     1.97% to      2.42%
        December 31,
         2004......     2,484    $ 0.96898 to   $ 1.41333    $  3,469       0.00%     1.40% to   1.85%     5.26% to      5.74%
        December 31,
         2003......     1,962    $ 0.92642 to   $ 1.04554    $  2,607       0.00%     1.40% to   1.70%    37.70% to     38.11%
        December 31,
         2002......        22    $ 0.67078 to   $ 0.75856    $     17       0.00%     1.40% to   1.70%   -26.41% to    -26.41%
        December 31,
         2001......         4    $ 0.91152 to   $ 0.91152    $      4       0.00%     1.40% to   1.40%    -8.85% to     -8.85%
                                             EVERGREEN VA SPECIAL VALUES FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     2,586    $ 1.40077 to   $ 1.62435    $  4,152       1.00%     1.40% to   1.85%     8.75% to      9.24%
        December 31,
         2004......     2,603    $ 1.28607 to   $ 1.48703    $  3,833       1.15%     1.40% to   1.85%    18.19% to     18.71%
        December 31,
         2003......     1,471    $ 1.08655 to   $ 1.20289    $  1,830       0.30%     1.40% to   1.70%    27.35% to     27.72%
        December 31,
         2002......        48    $ 0.85230 to   $ 0.94182    $     42       0.34%     1.40% to   1.70%   -14.06% to    -13.81%
        December 31,
         2001......         4    $ 1.09268 to   $ 1.09268    $      4       0.81%     1.40% to   1.40%     9.27% to      9.27%
                                         EVERGREEN INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......       124    $13.91662 to   $14.04482    $  1,730       2.61%     1.40% to   1.85%    13.90% to     14.40%
        December 31,
         2004......        87    $12.21880 to   $12.27702    $  1,062       1.61%     1.40% to   1.85%    17.04% to     17.56%
        December 31,
         2003......        34    $10.43946 to   $10.44289    $    350       0.93%     1.40% to   1.85%     4.50% to      4.53%


                                      A45


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------
                                         EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     344     $11.93001 to   $12.03990    $ 4,118      0.98%      1.40% to   1.85%    7.04% to     7.51%
        December 31,
         2004..........     266     $11.14557 to   $11.19868    $ 2,976      1.69%      1.40% to   1.85%    7.23% to     7.70%
        December 31,
         2003..........      68     $10.39444 to   $10.39784    $   710      0.51%      1.40% to   1.85%    4.80% to     4.83%
                                      AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     115     $10.23808 to   $10.28681    $ 1,177      0.00%      1.40% to   2.00%    1.83% to     2.31%
                                       AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     140     $10.30508 to   $10.35426    $ 1,450      0.00%      1.40% to   2.00%    2.37% to     2.86%
                                     AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      87     $10.28803 to   $10.33700    $   900      0.03%      1.40% to   2.00%    2.45% to     2.94%
                                          AST COHEN & STEERS REAL ESTATE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     443     $11.98449 to   $12.04155    $ 5,325      0.02%      1.40% to   2.00%   18.11% to    18.67%
                                              AST GLOBAL ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      47     $10.59416 to   $10.64464    $   494      0.00%      1.40% to   2.00%    5.78% to     6.28%
                                             AST DEAM LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     296     $10.68583 to   $10.73678    $ 3,171      0.03%      1.40% to   2.00%    5.96% to     6.46%
                                            AST DEAM SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      63     $10.28365 to   $10.33264    $   648      0.00%      1.40% to   2.00%    2.73% to     3.21%
                                             AST DEAM SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     115     $ 9.98999 to   $10.03757    $ 1,152      0.00%      1.40% to   2.00%   -0.55% to    -0.08%
                                           AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     274     $ 9.83138 to   $ 9.87825    $ 2,705      0.63%      1.40% to   2.00%   -1.45% to    -0.99%
                                         AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     297     $10.92849 to   $10.98052    $ 3,258      0.00%      1.40% to   2.00%    9.30% to     9.82%
                                                AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     143     $10.32446 to   $10.37369    $ 1,480      0.03%      1.40% to   2.00%    2.58% to     3.07%
                                               AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     229     $10.60928 to   $10.66828    $ 2,433      0.00%      1.40% to   2.10%    5.58% to     6.17%
                                      AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      97     $10.72971 to   $10.78065    $ 1,041      0.01%      1.40% to   2.00%    6.95% to     7.45%
                                         AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     234     $10.54976 to   $10.60000    $ 2,478      0.00%      1.40% to   2.00%    5.51% to     6.01%
                                               AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     973     $10.52787 to   $10.57804    $10,264      0.03%      1.40% to   2.00%    4.48% to     4.97%
                                          AST LORD ABBETT BOND DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     285     $ 9.92247 to   $ 9.96977    $ 2,835      0.06%      1.40% to   2.00%   -0.76% to    -0.29%
                                            AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     709     $10.87333 to   $10.92526    $ 7,726      0.00%      1.40% to   2.00%    7.38% to     7.89%



                                      A46


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------

                                                  AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      137    $10.72987 to   $10.78089    $ 1,469      0.00%      1.40% to   2.00%    6.91% to     7.41%


                                      AST NEUBERGER & BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      435    $11.27378 to   $11.35869    $ 4,931      0.00%      1.40% to   2.35%   12.12% to    12.96%


                                       AST NEUBERGER & BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    1,055    $10.84658 to   $10.90682    $11,489      0.00%      1.40% to   2.10%    8.23% to     8.83%
                                              AST PIMCO LIMITED MATURITY BOND (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      372    $10.02962 to   $10.07733    $ 3,741      0.05%      1.40% to   2.00%    0.31% to     0.78%

                                         AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........       54    $10.28329 to   $10.33229    $   560      0.00%      1.40% to   2.00%    2.02% to     2.51%

                                          AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      215    $10.37238 to   $10.42169    $ 2,234      0.07%      1.40% to   2.00%    3.21% to     3.70%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------

        December 31,
         2005..........    2,037    $11.70665 to   $11.76236    $23,909      0.00%      1.40% to   2.00%   17.04% to    17.59%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      214    $10.32700 to   $10.37610    $ 2,213      0.04%      1.40% to   2.00%    2.98% to     3.46%
                                              AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      166    $10.44900 to   $10.49866    $ 1,733      0.00%      1.40% to   2.00%    4.85% to     5.34%


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------

                                        AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,

         2005..........      337    $10.62393 to   $10.67460    $ 3,586      0.00%      1.40% to   2.00%    7.17% to     7.67%
                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      359    $ 9.42345 to   $ 9.46839    $ 3,395      0.05%      1.40% to   2.00%   -5.28% to    -4.83%

                                        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      219    $ 9.99478 to   $ 9.99933    $ 2,188      0.00%      1.40% to   2.00%   -0.04% to     0.00%

                                      AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    2,645    $ 9.99914 to   $10.00933    $26,458      0.00%      1.40% to   2.75%    0.01% to     0.10%

                                         AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    2,355    $10.00913 to   $10.01933    $23,582      0.00%      1.40% to   2.75%    0.11% to     0.20%
                                       AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      858    $10.01910 to   $10.02932    $ 8,600      0.00%      1.40% to   2.75%    0.21% to     0.30%

                                       AST PRERSERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      220    $10.03099 to   $10.03931    $ 2,209      0.00%      1.40% to   2.50%    0.33% to     0.40%

                                              GARTMORE GVIT DEVELOPING MARKETS (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      579    $12.02867 to   $12.08600    $ 6,988      0.31%      1.40% to   2.00%   21.74% to    22.32%


             * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment

                                      A47
                  income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

             ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

             *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2005 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.

             CHARGES AND EXPENSES

             A. MORTALITY RISK AND EXPENSE RISK CHARGES

             The mortality risk and expense risk charges are applied daily against the net assets of each contract. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

             B. ADMINISTRATION CHARGE

             The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. A charge is assessed through the redemption of units.


                                      A48


                                                                      MORTALITY &      MORTALITY & EXPENSE CHARGE:   ADMINISTRATION
        CONTRACTS:                                                  EXPENSE CHARGE:      WITH LIFETIME 5 OPTION:         CHARGE:
                                                                    ---------------    ---------------------------   --------------
        Strategic Partners Annuity One
         Basic..................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.70%                   2.30%                     NA
        Strategic Partners Annuity One Enhanced -- Non Bonus
         Version
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.70%                   2.30%                     NA
        Strategic Partners Annuity One Enhanced -- Bonus Version
          Basic.................................................          1.50%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.70%                   2.30%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.80%                   2.40%                     NA
        Strategic Partners Plus
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with Step Up and Roll Up.........................          1.70%                   2.30%                     NA
        Strategic Partners Plus Enhanced -- Non Bonus Version
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with Step Up and Roll Up.........................          1.70%                   2.30%                     NA
        Strategic Partners Plus Enhanced -- Bonus Version
          Basic.................................................          1.50%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.70%                   2.30%                     NA
          GMDB with Step Up and Roll Up.........................          1.80%                   2.40%                     NA
        Strategic Partners Select GMDB with Step Up and Roll Up.          1.52%                     NA                      NA
        Strategic Partners Advisor
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB with Step Up and Roll Up.........................          1.65%                   2.25%                     NA
        Strategic Partners FlexElite
          Basic.................................................          1.60%                   2.20%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.80%                   2.40%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.90%                   2.50%                     NA
        Strategic Partners Enhanced FlexElite
          Basic.................................................          1.65%                   2.25%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.90%                   2.50%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          2.00%                   2.60%                     NA
          WHDV..................................................          2.15%                   2.75%                     NA
        Strategic Partners Plus Enhanced III -- Non Bonus
         Version
          Basic.................................................          1.50%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.75%                   2.25%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.85%                   2.35%                     NA
          WHDV..................................................          1.90%                   2.50%                     NA
        Strategic Partners Plus Enhanced III -- Bonus Version
          Basic.................................................          1.40%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.65%                   2.38%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.75%                   2.45%                     NA
          WHDV..................................................          2.00%                   2.00%                     NA
        Strategic Partners Annuity One Enhanced III -- Non Bonus
         Version
          Basic.................................................          1.50%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.75%                   2.25%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.85%                   2.35%                     NA
          WHDV..................................................          1.90%                   2.00%                     NA
        Strategic Partners Annuity One Enhanced III -- Bonus
         Version
          Basic.................................................          1.40%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.35%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.75%                   2.45%                     NA
          WHDV..................................................          2.00%                   2.60%                     NA
        Discovery Preferred Variable Annuity....................          1.25%                    NA                     0.15%
        Discovery Select Variable Annuity.......................          1.25%                    NA                     0.15%
        Discovery Choice
          Basic.................................................          1.35%                    NA                       NA
          Enhanced..............................................          1.65%                    NA                       NA


                                      A49

             C. WITHDRAWAL CHARGES

             A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. This charge is assessed through the redemption of units.


                                      A50

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2005 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 12, 2006



                                      A51

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2005 and 2004

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Financial Statements                                                   Page No.
--------------------                                                   --------
Report of Independent Registered Public Accounting Firm...............  F - 2

Consolidated Financial Statements:....................................

   Consolidated Statements of Financial Position - December 31,         F - 3
   2005 and 2004......................................................

   Consolidated Statements of Operations and Comprehensive Income       F - 4
   Years ended December 31, 2005, 2004 and 2003.......................

   Consolidated Statements of Stockholder's Equity Years ended          F - 5
   December 31, 2005, 2004 and 2003...................................

   Consolidated Statements of Cash Flows Years ended December 31,       F - 6
   2005, 2004 and 2003................................................

   Notes to the Consolidated Financial Statements.....................  F - 7

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2005 and December 31, 2004 and the results of their operations and their cash flows for the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company adopted American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" as of January 1, 2004.

PricewaterhouseCoopers LLP
New York, New York
March 24, 2006

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2005 and December 31, 2004 (in thousands, except share amounts)

                                                        2005         2004
                                                     ----------- -----------
ASSETS
Fixed maturities available for sale, at fair value
  (amortized cost, 2005 - $6,142,093; 2004 -
  $6,114,020)....................................... $ 6,189,040 $ 6,339,103
Policy loans........................................     879,156     856,755
Short-term investments..............................     113,144     122,061
Commercial loans....................................     269,161       2,285
Other long-term investments.........................      34,993      25,973
                                                     ----------- -----------
   Total investments................................   7,485,494   7,346,177
Cash and cash equivalents...........................     158,010     743,533
Deferred policy acquisition costs...................   1,663,003   1,429,027
Accrued investment income...........................      98,110     101,432
Reinsurance recoverables............................     932,826     765,045
Receivables from parent and affiliates..............      79,188      50,339
Deferred sales inducements..........................     139,012     110,460
Other assets........................................      24,498      14,408
Separate account assets.............................  19,094,129  17,326,555
                                                     ----------- -----------
TOTAL ASSETS                                         $29,674,270 $27,886,976
                                                     =========== ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances..................... $ 5,793,743 $ 6,208,110
Future policy benefits and other policyholder
  liabilities.......................................   1,446,717   1,240,650
Cash collateral for loaned securities...............     389,794     410,718
Securities sold under agreement to repurchase.......      36,439      45,254
Income taxes payable................................     432,161     433,966
Short term debt to affiliates.......................     105,596          --
Payable to parents and affiliates...................      22,445       3,739
Other liabilities...................................     287,035     327,227
Separate account liabilities........................  19,094,129  17,326,555
                                                     ----------- -----------
Total liabilities                                    $27,608,059 $25,996,219
                                                     ----------- -----------
COMMITMENT AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($10 par value; 1,000,000 shares,
  authorized; 250,000 shares, issued and
  outstanding)......................................       2,500       2,500
Additional paid-in capital..........................     454,670     455,377
Deferred compensation...............................          --      (1,173)
Retained earnings...................................   1,590,441   1,359,526
Accumulated other comprehensive income..............      18,600      74,527
                                                     ----------- -----------
Total stockholder's equity                             2,066,211   1,890,757
                                                     ----------- -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY           $29,674,270 $27,886,976
                                                     =========== ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2005, 2004 and 2003 (in thousands)

                                             2005        2004        2003
                                          ----------  ----------  ----------
REVENUES

Premiums................................. $   38,029  $   73,059  $  118,449
Policy charges and fee income............    564,130     611,712     544,610
Net investment income....................    404,045     373,552     344,628
Realized investment (losses)/gains, net..       (147)      5,011      (2,770)
Asset management fees....................     17,105      15,747      13,218
Other income.............................     12,125      10,514       9,595
                                          ----------  ----------  ----------
Total revenues...........................  1,035,287   1,089,595   1,027,730
                                          ----------  ----------  ----------
BENEFITS AND EXPENSES

Policyholders' benefits..................     98,899     234,841     282,875
Interest credited to policyholders'
  account balances.......................    234,881     250,675     227,992
General, administrative and other
  expenses...............................    449,291     458,590     397,881
                                          ----------  ----------  ----------
Total benefits and expenses..............    783,071     944,106     908,748
                                          ----------  ----------  ----------
Income from operations before income
  taxes and cumulative effect of
  accounting change......................    252,216     145,489     118,982

Income taxes:
   Current...............................    (30,108)     59,682     (69,617)
   Deferred..............................     51,409     (36,804)    103,666
                                          ----------  ----------  ----------
Total income tax expense.................     21,301      22,878      34,049
                                          ----------  ----------  ----------
Income from Operations Before Cumulative
  Effect of Accounting Change............    230,915     122,611      84,933

Cumulative effect of accounting change,
  net of taxes...........................         --      (9,150)         --
                                          ----------  ----------  ----------
NET INCOME...............................    230,915     113,461      84,933
                                          ----------  ----------  ----------
Change in net unrealized investment
  gains, net of taxes....................    (55,927)    (41,944)      8,379
Cumulative effect of accounting change,
  net of taxes...........................         --       4,030          --
                                          ----------  ----------  ----------
Accumulated other comprehensive income
  (loss), net of taxes...................    (55,927)    (37,914)      8,379
                                          ----------  ----------  ----------
COMPREHENSIVE INCOME..................... $  174,988  $   75,547  $   93,312
                                          ==========  ==========  ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Periods Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                                                          Accumulated
                                                     Additional                              Other         Total
                                              Common  Paid-in-    Deferred    Retained   Comprehensive Stockholder's
                                              Stock   Capital   Compensation  Earnings   Income (Loss)    Equity
                                              ------ ---------- ------------ ----------  ------------- -------------
Balance, January 1, 2003..................... $2,500  $466,748         --    $1,161,136    $ 91,751     $1,722,135

Net income...................................     --        --         --        84,933          --         84,933
Adjustments to policy credits issued to
  eligible policyholders.....................     --        --         --            (4)         --             (4)
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --    (7,557)        --            --       7,557             --
Stock-based compensation programs............     --       463       (850)           --          --           (387)
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --       8,379          8,379
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2003...................  2,500   459,654       (850)    1,246,065     107,687      1,815,056

Net income...................................     --        --         --       113,461          --        113,461
Stock-based compensation programs............     --       477       (323)           --          --            154
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --    (4,754)        --            --       4,754             --
Cumulative effect of accounting change, net
  of taxes...................................     --        --         --            --       4,030          4,030
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --     (41,944)       (41,944)
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2004...................  2,500   455,377     (1,173)    1,359,526      74,527      1,890,757

Net income...................................     --        --         --       230,915          --        230,915
Stock-based compensation programs............     --      (941)     1,173            --          --            232
Contributed Capital..........................     --       234         --            --          --            234
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --        --         --            --          --             --
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --     (55,927)       (55,927)
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2005................... $2,500  $454,670    $    --    $1,590,441    $ 18,600     $2,066,211
                                              ======  ========    =======    ==========    ========     ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Year Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                       2005         2004         2003
                                                   -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income........................................ $   230,915  $   113,461  $    84,933
Adjustments to reconcile net income to net
  cash from (used in) operating activities:
   Policy charges and fee income..................    (125,077)    (109,931)     (83,183)
   Interest credited to policyholders'
     account balances.............................     234,881      250,675      227,992
   Realized investment losses (gains), net........         147       (5,011)       2,770
   Amortization and other non-cash items..........      33,063      (52,253)      34,436
   Cumulative effect of accounting change,
     net of taxes.................................          --        9,150           --
   Change in:.....................................
       Future policy benefits and other
         insurance liabilities....................     206,067      219,305      137,212
       Reinsurance recoverable....................    (167,781)    (247,635)    (116,739)
       Accrued investment income..................       3,322        1,638      (10,665)
       Receivables from Parent and affiliates.....     (28,849)       2,799          461
       Payable to Parent and affiliates...........      18,706        3,034          273
       Deferred policy acquisition costs..........    (130,540)     (34,829)    (241,712)
       Income taxes payable.......................      27,720      123,407       81,529
       Deferred sales inducements.................     (28,552)     (36,136)     (47,100)
       Other, net.................................      36,805       21,575      (29,262)
                                                   -----------  -----------  -----------
Cash Flows From Operating Activities..............     310,827      259,249       40,945
                                                   -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:.................
       Fixed maturities available for sale........   4,625,000    2,295,883    2,503,029
       Policy loans...............................      98,656      107,906      134,360
       Commercial loans...........................       1,805          249        8,398
   Payments for the purchase of:..................
       Fixed maturities available for sale........  (4,842,469)  (2,128,650)  (3,338,048)
       Policy loans...............................     (83,116)     (78,515)     (65,773)
       Commercial loans...........................    (270,950)      (2,286)          --
   Other long-term investments, net...............      (5,116)      38,800      (11,271)
   Short-term investments, net....................     (12,953)      63,476       61,196
                                                   -----------  -----------  -----------
Cash Flows (Used In) From Investing
Activities........................................    (489,143)     296,863     (708,109)
                                                   -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:

   Policyholders' account deposits................   2,233,293    2,107,194    2,223,777
   Policyholders' account withdrawals.............  (2,768,247)  (2,095,228)  (1,637,409)
   Proceeds from short-term debt issued...........     783,341           --           --
   Repayments of short-term debt..................    (677,745)          --           --
   Cash collateral for loaned securities, net.....     (20,924)     (20,853)     206,053
   Securities sold under agreement to
     repurchase, net..............................      (8,815)     (51,848)    (303,405)
   Paid in capital transaction associated
     with the purchase of fixed maturities
     from an affiliate............................          --       (4,754)      (7,557)
   Contributed capital............................         234           --           --
   Net change in financing arrangements
     (maturities 90 days or less).................      51,656         (654)       3,087
                                                   -----------  -----------  -----------
Cash Flows (Used In) From Financing
Activities........................................    (407,207)     (66,143)     484,546
                                                   -----------  -----------  -----------
   Net (decrease) increase in cash and cash
     equivalents..................................    (585,523)     489,969     (182,618)
   Cash and cash equivalents, beginning of
     year.........................................     743,533      253,564      436,182
                                                   -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD.......... $   158,010  $   743,533  $   253,564
                                                   ===========  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes received.......................... $    (6,418) $  (103,090) $   (51,515)
                                                   -----------  -----------  -----------

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

1. BUSINESS

Pruco Life Insurance Company or "the Company," is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. Pruco Life Insurance Company is licensed to sell interest sensitive individual life insurance, variable life insurance, term life insurance, variable and fixed annuities, and a non-participating guaranteed interest contract or, "GIC," called Prudential Credit Enhanced GIC or, "PACE," in the District of Columbia, Guam and in all states except New York. Pruco Life Insurance Company also had marketed individual life insurance through its branch office in Taiwan. The branch office was transferred to an affiliated Company on January 31, 2001, as described in Note 13.

Pruco Life Insurance Company has three subsidiaries, which include one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey or, "PLNJ," and two subsidiaries formed in 2003 for the purpose of acquiring and investing in municipal fixed maturities from an affiliated company (see Note 13 to the Consolidated Financial Statements). Pruco Life Insurance Company and its subsidiaries are referred to as "the Company" and all financial information is shown on a consolidated basis throughout this document.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, term life insurance, fixed and variable annuities only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential Insurance"), an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 or, "the date of demutualization," Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. or "Prudential Financial."

Prudential Insurance intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential Insurance is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Pruco Life Insurance Company and its subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, "GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Share-Based Compensation

In December 2004, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 123(R), "Share-Based Payment," that replaces FASB Statement No. 123, "Accounting for Stock-Based Compensation." SFAS
No. 123(R) requires all entities to apply the fair value based measurement method in accounting for share-based payment transactions with employees, except for equity instruments held by employee share ownership plans. Under this method, compensation costs of awards to employees, such as stock options, are measured at fair value and expensed over the period during which an employee is required to provide service in exchange for the award (the vesting period). The Company had previously adopted the fair value recognition provision of the original SFAS No. 123, prospectively for all new stock options issued to employees on or after January 1, 2003. The Company will adopt SFAS No. 123(R) on January 1, 2006. By that date, there will be no unvested stock options issued prior to January 1, 2003.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments

Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized principally by U.S. government and government agency securities. Securities borrowed or loaned are collateralized principally by cash or U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships other than operating joint ventures in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased.

Deferred policy acquisition costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These acquisition costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred policy acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by the Prudential agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General administrative and other expenses" in the period such estimated gross profits are revised.

DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income. For guaranteed investment contracts, acquisition costs are expensed as incurred.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

or contract. These transactions are known as internal replacements. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies.

Reinsurance recoverables and payables

Reinsurance recoverables and payables include receivables and corresponding payables associated with reinsurance arrangements with affiliates. See Note 13 to the Consolidated Financial Statements for additional information about these arrangements.

Separate account assets and liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 12 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Deferred sales inducements

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. They are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2005 and 2004, deferred sales inducement costs included in other assets were $139 million and $110 million, respectively.

Other assets, and other liabilities

Other assets consist primarily of deferred sales inducements costs, premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For life insurance, expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain non-traditional long duration life and annuity contracts, which are discussed more fully in Note 8. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

Unpaid Claims

Unpaid claims include estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of the balance sheet date and is an estimate of the amount of loss will ultimately incur on reported claims. Consistent with industry accounting practice, we do not establish loss reserves until a loss has occurred. These IBNR estimates,

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

and estimates of the amounts of loss we will ultimately incur on reported claims, which are based in part on our historical experience, are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference will be included in our reported results for the period of the change in estimate in the "Policyholders' benefits" caption in our statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from life insurance policies are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Amounts received as payment for deferred annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies, except for amounts associated with certain modified coinsurance contracts which are reflected in the Company's financial statements based on the application of the deposit method of accounting. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset management fees

Beginning on February 1, 2002, the Company received asset management fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," in the Consolidated Balance Sheets, except for embedded derivatives, which are recorded in the consolidated balance sheet with the associated host contract. As discussed in detail below and in
Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in investing activities section in the Consolidated Statements of Cash Flows.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or
(5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. As of December 31, 2005, derivatives qualifying for hedge accounting were not material.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential Financial and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company's consolidated financial position and results of operations.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's current policy is generally to record income only as cash is received following an impairment of a debt security. The Company will adopt this guidance on January 1, 2006, for other than temporary impairments recorded subsequent to December 31, 2005.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In December 2003, the FASB issued FIN No. 46(R), "Consolidation of Variable Interest Entities," which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. On December 31, 2003, the Company adopted FIN No. 46(R) for all special purpose entities ("SPEs") and for relationships with all VIEs that began on or after February 1, 2003. On March 31, 2004, the Company implemented FIN No. 46(R) for relationships with potential VIEs that are not SPEs. The transition to FIN No. 46(R) did not have a material effect on the Company's consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC issued this SOP to address the need for interpretive guidance in three areas: separate account presentation and valuation; the classification and valuation of certain long-duration contract liabilities; and the accounting recognition given sales inducements (bonus interest, bonus credits and persistency bonuses).

The effect of adopting SOP 03-1 was a charge of $9 million, net of $5 million of taxes, which was reported as a "Cumulative effect of accounting change, net of taxes" in the results of operations for the year ended December 31, 2004. This charge reflects the net impact of converting certain individual market value adjusted annuity contracts from separate account accounting treatment to general account accounting treatment, including carrying the related liabilities at accreted value, and the effect of establishing reserves for guaranteed minimum death benefit provisions of the Company's variable annuity and variable life contracts. The Company also recognized a cumulative effect of accounting change related to unrealized investment gains within "Accumulated other comprehensive income, net of taxes" of $4 million, net of $3 million of taxes, for the year ended December 31, 2004. Upon adoption of SOP 03-1, approximately $400 million in "Separate account assets" were reclassified resulting in an increase in "Fixed maturities, available for sale", as well as changes in other non-separate account assets. Similarly, upon adoption, approximately $400 million in "separate account liabilities" were reclassified resulting in increases in "Policyholders' account balances" as well as changes in other non-separate account liabilities.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change its accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The implementation of this TPA during the third quarter of 2004 had no impact on the Company's consolidated financial position or results of operations.

In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement ("modco"), in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contains an embedded derivative

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective October 1, 2003, the Company adopted the guidance prospectively for existing contracts and all future transactions. As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999, were grandfathered and are exempt from the provisions of SFAS No. 133 that relate to embedded derivatives. The application of Implementation Issue No. B36 in 2003 had no impact on the consolidated financial position or results of operations of the Company.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 generally applies to instruments that are mandatorily redeemable, that represent obligations that will be settled with a variable number of company shares, or that represent an obligation to purchase a fixed number of company shares. For instruments within its scope, the statement requires classification as a liability with initial measurement at fair value. Subsequent measurement depends upon the certainty of the terms of the settlement (such as amount and timing) and whether the obligation will be settled by a transfer of assets or by issuance of a fixed or variable number of equity shares. The Company's adoption of SFAS No. 150, as of July 1, 2003, did not have a material effect on the Company's consolidated financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. INVESTMENTS

Fixed Maturities:

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                 2005
                                              -------------------------------------------
                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost       Gains      Losses   Fair Value
                                              ---------- ---------- ---------- ----------
                                                            (in thousands)
Fixed maturities available for sale
Bonds and Preferred Stock:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies................................ $   95,239  $    295   $   133   $   95,401
   States, municipalities and political
     subdivisions............................    108,908     5,233       139      114,002
   Foreign government bonds..................     65,034     5,556        12       70,578
   Mortgage-backed securities................    550,823       283     9,258      541,848
   Asset-Backed Securities...................    777,236     4,139     6,403      774,972
   Public utilities..........................    709,479    17,906     5,744      721,641
   All other corporate bonds.................  3,835,374    74,574    39,350    3,870,598
                                              ----------  --------   -------   ----------
Total fixed maturities, available for sale... $6,142,093  $107,986   $61,039   $6,189,040
                                              ==========  ========   =======   ==========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

                                                                    2004
                                                 -------------------------------------------
                                                              Gross      Gross
                                                 Amortized  Unrealized Unrealized
                                                   Cost       Gains      Losses   Fair Value
                                                 ---------- ---------- ---------- ----------
                                                               (in thousands)
Fixed maturities available for sale
Bonds and Preferred Stock:
   U.S. Treasury securities and obligations of
     U.S. government corporations and agencies.. $   87,013  $    778   $   109   $   87,682
   States, municipalities and political
     subdivisions...............................    173,129     8,627       191      181,565
   Foreign government bonds.....................     30,005     3,982         9       33,978
   Mortgage-backed securities...................    333,720     1,685       440      334,965
   Asset-Backed Securities......................    500,231    11,592     1,345      510,478
   Public utilities.............................    848,762    40,036     1,710      887,088
   All other corporate bonds....................  4,141,160   169,902     7,715    4,303,347
                                                 ----------  --------   -------   ----------
Total fixed maturities, available for sale...... $6,114,020  $236,602   $11,519   $6,339,103
                                                 ==========  ========   =======   ==========

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2005 is shown below:

                                               Available for sale
                                              ---------------------
                                              Amortized    Fair
                                                Cost       Value
                                              ---------- ----------
                                                 (in thousands)
Due in one year or less...................... $  764,757 $  767,081
Due after one year through five years........  1,792,149  1,812,840
Due after five years through ten years.......  2,090,265  2,102,630
Due after ten years..........................    944,099    964,641
Mortgage-backed securities...................    550,823    541,848
                                              ---------- ----------
Total........................................ $6,142,093 $6,189,040
                                              ========== ==========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2005, 2004, and 2003, were $4,634 million, $1,500 million, and $1,957 million, respectively. Proceeds from the maturity of fixed maturities available for sale during 2005, 2004, and 2003, were $0 million, $794 million, and $550 million, respectively. Gross gains of $26 million, $27 million, and $21 million and gross losses of $26 million, $17 million, and $7 million were realized on those sales during 2005, 2004, and 2003, respectively.

Writedowns for impairments, which were deemed to be other than temporary for fixed maturities were $1 million, $1 million, and $12 million for the years, ended December 31, 2005, 2004 and 2003, respectively.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

Other Long-Term Investments

The following table provides information relating to other long-term investments as of December 31:

                                                2005     2004
                                              -------  -------
                                               (in thousands)
Joint ventures and limited partnerships...... $ 4,390  $   185
Company's investment in Separate accounts....  33,710   29,993
Derivatives..................................  (3,876)  (4,683)
Equity securities............................     769      478
                                              -------  -------
Total other long- term investments........... $34,993  $25,973
                                              =======  =======

The Company's share of net income from the joint ventures was $(0.7) million, $1 million, and $2 million for the years ended December 31, 2005, 2004, and 2003, respectively, and is reported in "Net investment income."

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                  2005      2004      2003
                                                --------  --------  --------
                                                       (in thousands)
Fixed maturities, available for sale........... $354,943  $327,899  $295,357
Policy loans...................................   47,368    46,935    46,750
Commercial Loans...............................    6,391        19       878
Short-term investments and cash equivalents....   15,898     7,685     7,357
Other..........................................    6,367     3,962     6,943
                                                --------  --------  --------
Gross investment income........................  430,967   386,500   357,285
   Less: investment expenses...................  (26,922)  (12,948)  (12,657)
                                                --------  --------  --------
Net investment income.......................... $404,045  $373,552  $344,628
                                                ========  ========  ========

Realized investment (losses)/ gains, net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                  2005     2004     2003
                                                -------  -------  -------
                                                      (in thousands)
Fixed maturities, available for sale........... $(1,722) $ 9,034  $ 1,567
Derivatives....................................   3,694   (5,801)  (6,629)
Other..........................................  (2,119)   1,778    2,292
                                                -------  -------  -------
Realized investment gains (losses), net........ $  (147) $ 5,011  $(2,770)
                                                =======  =======  =======

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss), net of tax." Changes in these amounts include reclassification adjustments to exclude from "Accumulated other comprehensive income (loss), net of tax" those items that are included as part of "Net income" for a period that also had been part of "Accumulated other comprehensive income (loss), net of tax" in earlier periods. The amounts for the years ended December 31, net of taxes, are as follows:

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

                                                                                                          Accumulated
                                                                                                             Other
                                                                                                         Comprehensive
                                                                                                         Income (Loss)
                                                                   Deferred                   Deferred   Related to Net
                                                   Net Unrealized   Policy    Policyholders' Income Tax    Unrealized
                                                   Gains (Losses) Acquisition    Account     (Liability)   Investment
                                                   on Investments    Costs       Balances      Benefit   Gains (Losses)
                                                   -------------- ----------- -------------- ----------- --------------
                                                                              (in thousands)
Balance, December 31, 2002........................     236,513      (107,366)      14,215      (51,611)       91,751
Net investment gains (losses) on investments
  arising during the period.......................      25,794            --           --       (9,330)       16,464
Purchase of fixed maturities from an affiliate
  (see Note 13)...................................      11,659            --           --       (4,102)        7,557
Reclassification adjustment for gains (losses)
  included in net income..........................      (2,177)           --           --          784        (1,393)
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --       (13,999)          --        5,040        (8,959)
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --        3,543       (1,276)        2,267
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2003........................     271,789      (121,365)      17,758      (60,495)      107,687
Net investment gains (losses) on investments
  arising during the period.......................     (72,565)           --           --       26,651       (45,914)
Purchase of fixed maturities from an affiliate
  (see Note 13)...................................       7,314            --           --       (2,560)        4,754
Cumulative effect of change in accounting
  principle.......................................      27,505       (21,208)          --       (2,267)        4,030
Reclassification adjustment for gains (losses)
  included in net income..........................      (8,888)           --           --        3,111        (5,777)
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --        11,592           --       (4,057)        7,535
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --        3,130         (918)        2,212
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2004........................   $ 225,155     $(130,981)    $ 20,888     $(40,535)    $  74,527
Net investment gains (losses) on investments
  arising during the period.......................    (179,640)           --           --       62,491      (117,149)
Reclassification adjustment for gains (losses)
  included in net income..........................       1,534            --           --         (537)          997
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --       103,437           --      (36,203)       67,234
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --      (10,783)       3,774        (7,009)
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2005........................   $  47,049     $ (27,544)    $ 10,105     $(11,010)    $  18,600
                                                     =========     =========     ========     ========     =========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

The table below presents net unrealized gains on investments by asset class at December 31,

                                               2005     2004     2003
                                              ------- -------- --------
                                                   (in thousands)
Fixed maturities............................. $46,948 $225,083 $271,772
Other long-term investments..................     101       72       17
                                              ------- -------- --------
Unrealized gains on investments.............. $47,049 $225,155 $271,789
                                              ======= ======== ========

Included in other long-term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2005 and 2004 respectively:

                                         Less than twelve months Twelve months or more         Total
                                         ----------------------- --------------------- ---------------------
                                           Fair      Unrealized   Fair     Unrealized    Fair     Unrealized
                                           Value       Losses     Value      Losses      Value      Losses
                                         ----------  ----------  --------  ----------  ---------- ----------
                                                                 (in thousands)
Fixed maturities: 2005
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies............. $   69,355   $   148    $  3,882   $   124    $   73,237  $   272
Foreign government bonds................        786         7         174         5           960       12
Corporate securities....................  2,272,623    41,195     331,991    10,302     2,604,614   51,497
Mortgage-backed securities..............    494,304     8,650      22,912       608       517,216    9,258
                                         ----------   -------    --------   -------    ----------  -------
Total................................... $2,837,068   $50,000    $358,959   $11,039    $3,196,027  $61,039
                                         ==========   =======    ========   =======    ==========  =======
Fixed maturities: 2004
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies............. $  104,487   $   300    $     --   $    --    $  104,487  $   300
Foreign government bonds................      2,656         9          --        --         2,656        9
Corporate securities....................  1,113,346     8,943      50,766     1,827     1,164,112   10,770
Mortgage-backed securities..............     80,097       438          41         2        80,138      440
                                         ----------   -------    --------   -------    ----------  -------
Total................................... $1,300,586   $ 9,690    $ 50,807   $ 1,829    $1,351,393  $11,519
                                         ==========   =======    ========   =======    ==========  =======

As of December 31, 2005, gross unrealized losses on fixed maturities totaled $61 million comprising 557 issuers. Of this amount, there was $50 million in the less than twelve months category comprising 444 issuers and $11 million in the greater than twelve months category comprising 113 issuers. There were 5 individual issuers with gross unrealized losses greater than $1.1 million. $48 million of gross unrealized losses of less than twelve months is comprised of investment grade securities. Approximately half of gross unrealized losses of twelve months or more were concentrated in the finance and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments is not warranted at December 31, 2005.

Included in other long-term investments are equity securities, which have been in a loss position for less than 12 months with a fair value of $39 thousand and a gross unrealized loss of $93 thousand.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2005 and 2004, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $393 million and $437 million, respectively.

Fixed maturities of $4 million at December 31, 2005 and 2004 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                               2005        2004        2003
                                            ----------  ----------  ----------
                                                      (in thousands)
Balance, beginning of year................. $1,429,027  $1,380,710  $1,152,997
Capitalization of commissions, sales and
  issue expenses...........................    340,260     221,237     371,650
Amortization...............................   (209,721)   (186,408)   (129,938)
Change in unrealized investment gains......    103,437      11,592     (13,999)
Impact of adoption of SOP 03-1.............         --       1,896          --
                                            ----------  ----------  ----------
Balance, end of year....................... $1,663,003  $1,429,027  $1,380,710
                                            ==========  ==========  ==========

Deferred acquisition costs in 2004 and 2005 include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Reinsurance Captive Company or "PARCC," discussed in Note 13 below. Ceded capitalization and amortization relating to this treaty included in the above table amounted to $69 million and $17 million, respectively, in 2004 and 2005.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31, are as follows:

                                                 2005       2004
                                              ---------- ----------
                                                 (in thousands)
Life insurance - domestic.................... $  825,341 $  673,532
Life insurance - Taiwan......................    519,189    467,332
Individual and group annuities...............     47,103     46,190
Other contract liabilities...................     55,084     53,596
                                              ---------- ----------
Total future policy benefits................. $1,446,717 $1,240,650
                                              ========== ==========

Life insurance liabilities include reserves for death benefits and other policy benefits. Annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for domestic insurance and 6.18% to 7.43% for Taiwan reserves.

Future policy benefits for individual and group annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual and group annuities reserves range from 5.25% to 14.75%, with approximately 29% of the reserves based on an interest rate in excess of 8%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience (except for certain group insurance coverages for which future policy benefits are equal to gross unearned premium reserves). The interest rates used in the determination of the present values range from 5.85% to 6.30%.

Policyholders' account balances at December 31, are as follows:

                                                 2005       2004
                                              ---------- ----------
                                                 (in thousands)
Interest-sensitive life contracts............ $2,720,876 $2,508,606
Individual annuities.........................  2,080,547  2,265,097
Guaranteed investment contracts and
  guaranteed interest accounts...............    740,003  1,263,082
Dividend accumulations and other.............    252,317    171,325
                                              ---------- ----------
Total policyholders' account balances........ $5,793,743 $6,208,110
                                              ========== ==========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3% to 5.25% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 1.50% to 13.00%, with less than 1% of policyholders' account balances with interest crediting rates in excess of 8%. Interest crediting rates for guaranteed investment contracts and guaranteed interest accounts range from 3% to 8.03%, with less than 1% of policyholders' account balances with interest crediting rates in excess of 8%. Interest crediting rates range from 1% to 5% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance, with Prudential Insurance, Prudential of Taiwan, PARCC and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote. Effective July 1, 2005, the Company entered into a new coinsurance agreement with

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

6. REINSURANCE (continued)

Pruco Re, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after May 5, 2005 as well as for riders issued from March 15, 2005 forward on business in-force before March 15, 2005.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements, including the Company's reinsurance of all its Taiwan business as of February 1, 2001, are described further in Note 13 of the Consolidated Financial Statements.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:

                                                 2005        2004       2003
                                              ----------  ---------  ---------
                                                       (in thousands)
Direct premiums and policy charges and fee
  income..................................... $1,158,865  $ 992,637  $ 829,430
   Reinsurance ceded.........................   (556,706)  (307,866)  (166,371)
                                              ----------  ---------  ---------
Premiums and policy charges and fee income...    602,159  $ 684,771  $ 663,059
                                              ----------  ---------  ---------
Policyholders' benefits ceded................ $  294,674  $ 129,125  $  99,229
                                              ----------  ---------  ---------

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                   2005      2004
                                                 --------  --------
                                                   (in thousands)
Domestic life insurance - affiliated............ $405,357  $272,999
Domestic life insurance - unaffiliated..........   (2,436)   13,166
Other reinsurance - affiliated..................   10,716    11,548
Taiwan life insurance-affiliated................  519,189   467,332
                                                 --------  --------
                                                 $932,826  $765,045
                                                 ========  ========

During 2004, the Company entered into reinsurance contracts with affiliates covering the entire domestic life in force. As a result, all related reinsurance contracts are with affiliates as of December 31, 2004. These contracts are described further in Note 13, below.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                        2005           2004          2003
                                   -------------  -------------- ------------
                                                  (in thousands)
Life insurance face amount in
  force........................... $ 253,768,618  $ 204,016,616  $158,488,681
Ceded.............................  (221,900,847)  (179,108,664)  (81,095,301)
                                   -------------  -------------  ------------
Net amount of life insurance in
  force........................... $  31,867,771  $  24,907,952  $ 77,393,380
                                   =============  =============  ============

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

7. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, are as follows:

                                                2005      2004      2003
                                              --------  --------  --------
                                                     (in thousands)
Current tax (benefit) expense:
   U.S....................................... $(30,108) $ 61,801  $(69,836)
   State and local...........................       --    (2,119)      219
   Foreign...................................       --        --        --
                                              --------  --------  --------
   Total.....................................  (30,108)   59,682   (69,617)
                                              --------  --------  --------
Deferred tax expense (benefit):
   U.S.......................................   51,409   (31,944)  102,685
   State and local...........................       --    (4,860)      981
                                              --------  --------  --------
   Total.....................................   51,409   (36,804)  103,666
                                              --------  --------  --------
Total income tax expense..................... $ 21,301  $ 22,878  $ 34,049
                                              ========  ========  ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                2005      2004      2003
                                              --------  --------  --------
                                                     (in thousands)
Expected federal income tax expense.......... $ 88,276  $ 50,921  $ 41,644
   IRS settlement for examination period
     1997 to 2001............................  (32,656)       --        --
   State and local income taxes..............       --    (4,537)      781
   Non taxable investment income.............  (29,691)  (21,736)  (11,722)
   Other.....................................   (4,628)   (1,770)    3,346
                                              --------  --------  --------
   Total income tax expense.................. $ 21,301  $ 22,878  $ 34,049
                                              ========  ========  ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                   2005     2004
                                                 -------- --------
                                                  (in thousands)
Deferred tax assets
   Insurance reserves........................... $ 28,029 $ 48,116
   Investments..................................    9,709    5,652
   Other........................................    4,291    4,743
                                                 -------- --------
   Deferred tax assets..........................   42,029   58,511
                                                 -------- --------
Deferred tax liabilities
   Deferred acquisition costs...................  428,692  366,155
   Net unrealized gains on securities...........   13,076   74,984
   Other........................................   29,163   24,390
                                                 -------- --------
   Deferred tax liabilities.....................  470,931  465,529
                                                 -------- --------
Net deferred tax liability...................... $428,902 $407,018
                                                 ======== ========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

7. INCOME TAXES (continued)

Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

On January 26, 2006, the Internal Revenue Service ("IRS") officially closed the audit of the consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's statement of operations for the year ended December 31, 2005 includes an income tax benefit of $33 million, reflecting a reduction in the Company's liability for income taxes. The consolidated federal income tax returns for the 2002 and 2003 periods are currently under examination.

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary ("anniversary contract value"). These guarantees include benefits that are payable in the event of death or annuitization.

The Company also issues annuity contracts with contractually guaranteed death benefits and market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2005 and 2004 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31,2005 the Company had the following guarantees associated with these contracts, by product and guarantee type:

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

                                                    December 31, 2005            December 31, 2004
                                               ---------------------------- ----------------------------
                                                                  At                           At
                                               In the Event Annuitization / In the Event Annuitization /
                                                 of Death    Accumulation     of Death    Accumulation
                                               ------------ --------------- ------------ ---------------
                                                  (dollars in thousands)       (dollars in thousands)
Variable Annuity Contracts

Return of net deposits
Account value................................. $ 2,707,932            N/A    $2,185,831           N/A
Net amount at risk............................ $     3,758            N/A    $    7,373           N/A
   Average attained age of contractholders....    62 years            N/A      62 years           N/A

Minimum return or anniversary contract value
Account value................................. $10,232,599    $ 3,247,771    $9,704,195    $2,034,671
Net amount at risk............................ $ 1,189,296    $     1,013    $1,456,702    $    1,122
   Average attained age of contractholders....    64 years       59 years      65 years      59 years
Average period remaining until earliest
  expected annuitization......................                 5.94 years                   6.3 years

                                                Unadjusted     Adjusted      Unadjusted     Adjusted
                                                  Value          Value         Value          Value
                                               ------------ --------------- ------------ ---------------
Market value adjusted annuities Account value. $   294,401    $   299,387    $  328,951    $  345,342

                                                   December 31, December 31,
                                                       2005         2004
                                                   ------------ ------------
                                                     In the Event of Death
                                                   -------------------------
                                                    (dollars in thousands)
Variable Life, Variable Universal Life and
  Universal Life Contracts

No Lapse Guarantees
Separate account value............................ $ 1,869,123  $ 1,625,520
General account value............................. $   593,514  $   393,712
Net amount at risk................................ $39,173,240  $32,294,429
Average attained age of contractholders...........    45 years     45 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                   December 31, December 31,
                                                       2005         2004
                                                   ------------ ------------
                                                    (dollars in thousands)
Equity funds...................................... $ 9,464,782   $8,135,376
Bond funds........................................ $   671,143   $  760,834
Balanced funds.................................... $   334,223   $  305,574
Money market funds................................ $   228,471   $  266,639
Specialty funds................................... $    44,265   $   11,783
                                                   -----------   ----------
   Total.......................................... $10,742,884   $9,480,206
                                                   ===========   ==========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

The total amount of funds invested in separate account investment options for variable life, variable universal life and universal life contracts with guarantees was $1.869 billion at December 31, 2005.

In addition to the above mentioned amounts invested in separate account investment options, $2.197 billion of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts prior to reinsurance. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") and guaranteed minimum income withdrawal benefit ("GMIWB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits."

                                           GMDB     GMIB    GMIWB    Total
                                         --------  ------- ------  --------
                                                   (in thousands)
Balance as of January 1, 2004........... $ 42,194  $ 2,211     --  $ 44,405
   Incurred guarantee benefits..........   24,700    5,214     --    29,914
   Paid guarantee benefits..............  (23,057)      --     --   (23,057)
                                         --------  ------- ------  --------
Balance as of December 31, 2004......... $ 43,837  $ 7,425     --  $ 51,262
   Incurred guarantee benefits..........   25,021    4,941 (1,370)   28,592
   Paid guarantee benefits..............  (16,663)      --     --   (16,663)
                                         --------  ------- ------  --------
Balance as of December 31, 2005......... $ 52,195  $12,366 (1,370) $ 63,191
                                         ========  ======= ======  ========

The GMDB liability is determined each period end by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The percentage of assessments used is chosen such that, at issue, the present value of expected death benefits in excess of the projected account balance and the percentage of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB liability balance, with a related charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised. The GMIB liability was determined at December 31, 2005 by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance.

The present value of death benefits in excess of the projected account balance and the present value of total expected assessments for GMDB's were determined over a reasonable range of stochastically generated scenarios. For variable annuities and variable universal life, 5,000 scenarios were stochastically generated and, from these, 200 scenarios were selected using a sampling technique. For variable life, various scenarios covering a reasonable range were weighted based on a statistical lognormal model. For universal life, 10,000 scenarios were stochastically generated and, from these, 100 were selected.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

The GMIWB feature provides a contractholder with two methods to receive guaranteed minimum payments over time - a "withdrawal" option and an "income" option. Each of these amounts is based on a "protected withdrawal value" (the "GMIWB Protected Withdrawal Value"). The initial GMIWB Protected Withdrawal Value is determined as of the date that the contractholder makes his/her first withdrawal under the annuity following the election of the GMIWB. The initial GMIWB Protected Withdrawal Value is equal to the greatest of three amounts, which, stated generally, are (a) account value, plus additional purchase payments and any credits, rolled up at a specified percentage for a period of time (b) account value as of the date of the first withdrawal and (c) a specified highest anniversary value. Under the withdrawal option, the Company guarantees that a specified percentage of the GMIWB Protected Withdrawal Value can be withdrawn each year until the GMIWB Protected Withdrawal Value has been exhausted. Under the income option, the Company guarantees that a lesser percentage of the GMIWB Protected Withdrawal Value can be withdrawn for life. As under the GMWB feature, the contractholder may elect to step-up the GMIWB Protected Withdrawal Value if, due to positive market performance, the account value is greater than the current GMIWB Protected Withdrawal Value.

Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Other assets." The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                                 Sales Inducements
                                                 -----------------
                                                  (in thousands)
Balance as of January 1, 2004...................     $ 79,143
   Capitalization...............................       43,286
   Amortization.................................      (11,969)
                                                     --------
Balance as of December 31, 2004.................      110,460
   Capitalization...............................       43,349
   Amortization.................................      (14,797)
                                                     --------
Balance as of December 31, 2005.................     $139,012
                                                     ========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net loss for the Company amounted to $2 million, $4 million, and $141 million for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory surplus of the Company amounted to $540 million and $572 million at December 31, 2005 and 2004, respectively. The Company had statutory losses in 2003 primarily attributed to the surplus strain from new business, which results from higher commissions and selling expenses that are not deferred under statutory accounting, and from increases to reserves. During late 2003 and in 2004, the Company obtained reinsurance on the term life business from a captive affiliate, mitigating the surplus strain on that business. The agreement is discussed further in Note 13, below.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company would not be permitted a dividend distribution without prior approval in 2005. There have been no dividend payments to the parent in 2005, 2004 or 2003.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Consolidated Financial Statements for a discussion of derivative instruments.

Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

Investment contracts

For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, carrying value approximates fair value. Investment contracts are reflected within "Policyholders' account balances."

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                                  2005                    2004
                                         ----------------------- -----------------------
                                          Carrying                Carrying
                                           Value     Fair Value    Value     Fair Value
                                         ----------- ----------- ----------- -----------
                                                         (in thousands)
Financial assets:

Fixed maturities, available for sale.... $ 6,189,040 $ 6,189,040 $ 6,339,103 $ 6,339,103
Policy loans............................     879,156     938,419     856,755     960,391
Commercial Loans........................     269,161     269,161       2,285       2,285
Short-term investments..................     113,144     113,144     122,061     122,061
Cash and cash equivalents...............     158,010     158,010     743,533     743,533
Separate account assets.................  19,094,129  19,094,129  17,326,555  17,326,555

Financial liabilities:
Investment contracts....................   3,073,540   3,073,409   3,749,639   3,772,610
Cash collateral for loaned securities...     389,794     389,794     410,718     410,718
Securities sold under repurchase
  agreements............................      36,439      36,439      45,254      45,254
Short Term Debt to affiliates...........     105,596     105,596          --          --
Separate account liabilities............ $19,094,129 $19,094,129 $17,326,555 $17,326,555

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be specifically attributed to specific assets or liabilities or may be based on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

11. DERIVATIVE INSTRUMENTS (continued)

Currency derivatives, including currency swaps, are used by the Company to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in our investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees which are determined using pricing models.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's over-the-counter derivative transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures and options are effected through regulated exchanges, and positions are settled on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company manages credit risk by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. In addition, the Company enters into over-the-counter swaps pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange-traded futures through regulated exchanges and these positions are marked to market on a daily basis.

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $ 121 million of commercial loans in 2006. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $73 million in 2006.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product and administration, servicing or other errors, including errors relating to the timing or amount of payments due to customers. In certain cases, if appropriate, we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS (continued)

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company's litigation and regulatory matters are subject to legal and regulatory actions in the ordinary course of their businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We may also be subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against the Company and The Prudential Insurance Company of America. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. The Company plans to appeal the verdict.

The Company's litigation and regulatory matters is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Beginning in 2003, general and administrative expenses also includes allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Prudential Insurance sponsors voluntary savings plan for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $1.5 million and $1.5 million in 2005 and 2004, respectively.

The Company's share of net expense for the pension plans was $3.1 million and $3.6 million for the twelve months ended December 31, 2005 and twelve months ended December 31, 2004, respectively.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

In accordance with a revenue sharing agreement with Prudential Investments LLC, the Company receives fee income from policyholders' account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance. The cash surrender value included in separate accounts for the COLI policies was $1.223 billion and $1.101 billion at December 31, 2005 and December 31, 2004, respectively. Fees related to the COLI policies were $16 million, $13 million and $12 million for the years ending December 31, 2005, 2004 and 2003.

Reinsurance with affiliates

Pruco Reinsurance Ltd.

During September 2003, the Company implemented an agreement to reinsure its term life insurance policies with an affiliated company, Pruco Reinsurance Ltd. or, "Pruco Re." The Company reinsured with Pruco Re a significant portion of the risks under such policies through an automatic and facultative coinsurance agreement. This Agreement covered all significant risks under the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. This coinsurance agreement replaced the yearly renewable term agreements with external reinsurers that were previously in effect on this block of business. The initial cost of this transaction of $8 million was deferred and amortized over the life of the underlying insurance policies; $1 million was amortized in 2003, less than $1 million in 2004, these amounts were recorded in other income. Reinsurance recoverables related to this transaction were $29 million at December 31, 2003, including the unamortized portion of the initial cost of $7 million. Premiums ceded in 2004 and 2003 were $58 million and $31 million, respectively. Benefits ceded in 2004 and 2003 were ($5) million and $6 million, respectively.

During September 2004, this transaction was recaptured by the Company and replaced with a new coinsurance with PARCC, described in more detail below.

PARCC

In September 2004, the Company entered into an agreement to reinsure its term life insurance policies with an affiliated company, PARCC. The Company reinsures with PARCC 90 percent of the risks under such policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. There was no net cost associated with the initial transactions. Reinsurance recoverables related to this transaction were $356 million and $226 million as of December 31, 2005 and December 31, 2004, respectively. Premiums ceded to PARCC in 2005 and 2004 were $297 million and $102 million, respectively. Benefits ceded in 2005 and 2004 were $111 million and $52 million, respectively.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a coinsurance treaty with an affiliated offshore captive company, Pruco Re Ltd. The agreement had covered all term policies written on or after October 1, 2002.

Prudential Insurance

In December 2004, the Company recaptured the excess of loss reinsurance agreement with Prudential Insurance and replaced it with a revised agreement to reinsure all risks, not otherwise reinsured. Reinsurance recoverables were $60 million and $47 million as of December 31, 2005 and December 31, 2004, respectively. Premiums and fees ceded to Prudential Insurance in 2005, 2004 and 2003 were $178 million, $13 million and $12 million, respectively. Benefits ceded in 2005, 2004 and 2003 were $174 million, $28 million and $38 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

During 2005, the Company entered into new reinsurance agreements with affiliates as part of its risk management and capital management strategies for annuities. The Company entered into a coinsurance agreement with The Prudential Insurance Company of America providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities prior to May 6, 2005. Effective
July 1, 2005, the Company entered into another coinsurance agreement with Pruco Reinsurance, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities after May 5, 2005. Effective July 1, 2005, the Company entered into a new coinsurance agreement with Pruco Re, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after May 5, 2005 as well as for riders issued from March 15, 2005 forward on business in-force before March 15, 2005.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

Other affiliated reinsurance agreements

In addition, the Company currently has a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract. In addition, there are two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Group annuities affiliated benefits ceded were $2 million in 2005, $2 million in 2004, and $3 million in 2003.

Taiwan branch reinsurance agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a wholly owned subsidiary of Prudential Financial.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established.

As part of this transaction, the Company made a capital contribution to Prudential of Taiwan in the amount of the net equity of the Company's Taiwan branch as of the date of transfer. In July 2001, the Company dividended its interest in Prudential of Taiwan to Prudential Financial.

Affiliated premiums ceded for the periods ended December 31, 2005, 2004 and 2003 from the Taiwan coinsurance agreement were $81 million, $85 million and $84 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2005, 2004 and 2003 from the Taiwan coinsurance agreement were $13 million, $12 million and $13 million, respectively.

Included in the total affiliated reinsurance recoverable balances of $935 million and $752 million at December 31, 2005 and December 31, 2004, respectively, were reinsurance recoverables related to the Taiwan coinsurance agreement of $519 million and $467 million at December 31, 2005 and December 31, 2004, respectively.

Purchase of fixed maturities from an affiliate

During 2003, the Company invested $112 million in the preferred stock of two Delaware corporations (the "DE Subs"), which were created to acquire municipal fixed maturity investments from an affiliate of the Company. The DE Subs are included in the Company's consolidated financial statements. Prudential Financial, Inc., the Company's ultimate parent company, owns a nominal common stock investment in each of the DE Subs.

The DE Subs purchased municipal fixed maturity investments for $112 million, the acquisition-date fair value, but reflected the investments at historic amortized cost of the affiliate. The difference between the historic amortized cost and the fair value, net of taxes was reflected as a reduction to paid-in-capital. The fixed maturity investments are categorized in the Company's consolidated balance sheet as available-for-sale debt securities, and are therefore carried at fair value, with the difference between amortized cost and fair value reflected in accumulated other comprehensive income.

In addition, the Company also purchased corporate fixed maturities with a fair value of $52 million from the same affiliate. These investments were reflected in the same manner as is described above, with the difference between the historic amortized cost and the fair value, net of taxes reflected as a reduction of paid-in-capital with an offsetting increase to accumulated other comprehensive income. The difference between the historic amortized cost and the fair value, net of taxes for both the municipal securities and the corporate securities was $8 million.

During 2004, the Company invested an additional $110 million in fixed maturities owned by Prudential Insurance, but reflected these investments at amortized cost of $99 million. The Company also sold $31 million of fixed maturities securities, recorded at an amortized cost of $29 million, to PARCC. The net difference between the historic amortized cost and the fair value, net of taxes for both of these transactions was $5 million and was recorded as a decrease to paid in capital as described above.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

Debt Agreements

The Company had a revolving line of credit facility of up to $800 million with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance. This credit facility was revised in July 2005 to increase the total credit line to $1.2 billion, of which, the amount of non asset-based borrowings cannot exceed $600 million. As of December 31, 2005 and December 31, 2004, there was $426 million and $456 million, respectively, of asset-based financing. There was $106 million of debt outstanding to Prudential Funding, LLC as of December 31, 2005 as compared to none at December 31, 2004. Interest expense related to this agreement was $4 million in 2005, with related interest charged at a variable rate ranging from 3.06% to 4.40%.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2005 and 2004 are summarized in the table below:

                                                  Three months ended (in thousands)
                                              ------------------------------------------
                                              March 31 June 30  September 30 December 31
                                              -------- -------- ------------ -----------
                                                              (restated)
2005
Total revenues............................... $256,747 $245,683   $268,888    $263,969
Total benefits and expenses..................  208,299  189,876    179,095     205,801
Income from operations before income taxes
  before.....................................
Cumulative effect of accounting change.......   48,448   55,807     89,793      58,168
Net income...................................   49,159   42,223     95,920      43,613

2004
Total revenues............................... $280,713 $271,729   $266,329    $270,824
Total benefits and expenses..................  240,797  250,795    236,081     216,433
Income from operations before income taxes
  before Cumulative effect of accounting
  change.....................................   39,916   20,934     30,248      54,391
Net income...................................   22,389   18,672     28,989      43,411

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

(1) Financial Statements of the Strategic Partners Subaccounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2005; the Statement of Operations for the period ended December 31, 2005; the Statements of Changes in Net Assets for the periods ended December 31, 2005 and December 31, 2004; and the Notes relating thereto appear in the statement of additional information. (Part B of the Registration Statement). (Note 1)

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2005 and 2004; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2005, 2004, 2003 ; and the Notes to the Consolidated Financial Statements appear in the statement of additional information (Part B of the Registration Statement). (Note 1)

(b)  EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 3)

     (b)  Form of Selected Broker Agreement used by PIMS. (Note 3)

(4) (a) The Strategic Partners Annuity One Variable Annuity Contract VBON-2000. (Note 9)

     (b) The Strategic Partners Annuity One Variable Annuity Contract VDCA-2000. (Note 9)

     (c) Endorsement to Strategic Partners Annuity One Variable Annuity Contract VBON-2000. (Note 10)

     (d) Endorsement to Strategic Partners Annuity One Variable Annuity Contract VDCA-2000. (Note 10)

     (e)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Earnings Appreciator Benefit. (Note 10)

     (f)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: VDCA-2000. (Note 12)

     (g)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Fixed Rate Investment Option. (Note 12)

     (h)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Dollar Cost Averaging Fixed Rate Investment Option. (Note
          12)

     (i)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Earnings Appreciator Benefit. (Note 12)

     (j)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Income Appreciator Benefit. (Note 12)

     (k)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Bonus. (Note 12)

     (l)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: MVA. (Note 13)

     (m)(i) Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Maximum Age 80. (Note 14)

     (m)(ii) Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Maximum Age 85. (Note 14)

     (m)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Guaranteed Minimum Income Benefit. (Note 15)

     (n) Endorsement Supplement to Strategic Partners Annuity One Variable Annuity Contract: Guaranteed Minimum Income Benefit. (Note 16)

     (o)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Periodic Value Death Benefit Endorsement (HDV) (Note 17)

     (p) Endorsement Supplement to Strategic Partners Annuity One Variable Annuity Contract: Periodic Value Death Benefit Endorsement (HDV) (Note
          17)

     (q)  Endorsement to Strategic Partners Annuity One Variable Annuity
          Contract: Guaranteed Minimum Payments Benefit Endorsement (LT5) (Note
          17)

     (r) Endorsement Supplement to Strategic Partners Annuity One Variable Annuity Contract: Guaranteed Minimum Payments Benefit Endorsement LT5) (Note 17)

     (s)  Endorsement Rider to Strategic Partners Annuity One Variable Annuity
          Contract: Joint and Survivor Guaranteed Minimum Payments Benefit (Spousal Lifetime Five) (Note 20)

     (t) Endorsement Supplement to Strategic Partners Annuity One Variable Annuity Contract: Joint and Survivor Guaranteed Minimum Payments Benefit Schedule (Spousal Lifetime Five) (Note 20)

(5)  (a)  Application form for the Contract. (Note 9)

     (b)  Application form for the Contract. (Note 11)

     (c)  Application ORD 99725 Third Party. (Note 12)

     (d)  Application ORD 99725 Wachovia. (Note 12)

     (e)  Application form for the Contract. (Note 16)

     (f)  Application ORD 113656 (Note 1)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

     (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7) (a) Contract of reinsurance in connection with variable annuity contract (Lifetime Five). (Note 21)

     (b) Contract of reinsurance in connection with variable annuity contract (Spousal Lifetime Five). (Note 22)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a)  Form of Fund Participation Agreement. (Note 6)

     (b)  Form of Fund Participation Agreement (AST) (Note 18)

     (c)  Gartmore Amended and Restated Fund Participation Agreement (Note 18)

     (d)  Amendment to Evergreen Trust Participation Agreement (Note 19)

(9)  Opinion of Counsel. (Note 1)

(10) (a) Written Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney.

     (a)  Helen M. Galt (Note 9)

     (b)  James J. Avery, Jr. (Note 7)

     (c)  David R. Odenath, Jr., Ronald P. Joelson (Note 8)

     (d)  C. Edward Chaplin, John Chieffo, Bernard J. Jacob (Note 17)

----------

(Note 1)   Filed herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium
           Variable Annuity Account.

(Note 3)   Incorporated by reference to Post-Effective Amendment No. 6 to Form
           N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the
           Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed July 2, 1996, on behalf of the
           Pruco Life Variable Appreciable Account.

(Note 5) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium
           Variable Annuity Account.


(Note 7)    Incorporated by reference to Post-Effective Amendment No. 2 to Form
            S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 8) Incorporated by reference to Form S-6, Registration No. 333- 49332, filed November 3, 2000 on behalf of the Pruco Life Variable
            Universal Account.

(Note 9) Incorporated by reference to the initial registration on Form N-4, Registration No. 333-37728, filed May 24, 2000 on behalf of the
            Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)   Incorporated by reference to Post-Effective Amendment No. 4 to Form
            N-4, to Registration No. 333-37728, filed January 15, 2002 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 11)   Incorporated by reference to Post-Effective Amendment No. 7, Form
            N-4, to Registration No. 333-37728, filed October 25, 2002 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)   Incorporated by reference to Post-Effective Amendment No. 8, Form
            N-4 to Registration No. 333-37728, filed December 13, 2002 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)   Incorporated by reference to initial Form S-3, Registration No.
            333-103474 filed February 27, 2003 on behalf of the Pruco Life
            Insurance Company.

(Note 14)   Incorporated by reference to Post-Effective Amendment No. 37, Form
            N-4 to Registration No. 333-37728, filed April 22, 2003 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

(Note 15)   Incorporated by reference to Post-Effective Amendment No. 42, Form
            N-4 to Registration No. 333-37728, filed January 14, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16)   Incorporated by reference to Post-Effective Amendment No. 3, Form
            S-3, Registration No. 333-103474, filed April 12, 2004 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

(Note 17)   Incorporated by reference to Post-Effective Amendment No. 14, Form
            N-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 18)   Incorporated by reference to Post-Effective Amendment No. 54, Form
            N-4, Registration No. 333-757602, filed April 6, 2005 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

(Note 19)   Incorporated by reference to Post-Effective Amendment No. 15, Form
            N-4, Registration No. 333-37728, filed April 8, 2005 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

(Note 20)   Incorporated by reference to Post-Effective Amendment No. 9 to Form
            N-4, Registration No. 333-75701, filed December 9, 2005 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

(Note 21)   Incorporated by reference to Pre-Effective Amendment to Form N-4 to
            Registration No. 333-130989, filed January 12, 2006 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

(Note 22)   Incorporated by reference to Pre-Effective Amendment No. 1 to Form
            N-4, Registration No. 333-130989, filed April 14, 2006 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life are listed below:

Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   -----------------------------------
James J. Avery, Jr.                   Vice Chairman and Director
213 Washington Street
Newark, NJ 07102-2992

C. Edward Chaplin                     Treasurer and Director
751 Broad Street
Newark, NJ 07102-3777

John Chieffo                          Chief  Financial Officer
213 Washington Street
Newark, NJ 07102-2992

Helen M. Galt                         Director
213 Washington Street
Newark, NJ 07102-2992

Bernard J. Jacob                      President and Director
213 Washington Street
Newark, NJ 07102-2992

Ronald P. Joelson                     Director
100 Mulberry Street
Newark, NJ 07102-5096

Clifford E. Kirsch                    Chief Legal Officer and Secretary
213 Washington Street
Newark, NJ 07102-2992

Melody C. McDaid                      Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

James M. O'Connor                     Senior Vice President and Actuary
200 Wood Avenue South
Iselin, NJ 08830-2706

David R. Odenath, Jr.                 Director
751 Broad Street
Newark, NJ 07102-3777

Hwei-Chung S. Shao                    Senior Vice President and Chief Actuary
213 Washington Street
Newark, NJ 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Pruco Life may be deemed to control its wholly-owned subsidiary, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, a Delaware statutory trust. In addition, Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of Prudential Financial, Inc. and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed February 28, 2006, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2006 there were 37,071 owners of qualified contracts and 29,418 of non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a)  Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for Cash Accumulation Trust, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

PIMS is also distributor of the following unit investment trust Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

     (b) Information concerning the officers and directors of PIMS is set forth below.

                              POSITIONS AND OFFICES        POSITIONS AND OFFICES
       NAME (1)                 WITH UNDERWRITER              WITH REGISTRANT
---------------------   --------------------------------   ---------------------
Robert F. Gunia......   President                          None

Mark Hastings........   Senior Vice President & Chief      None
                        Compliance Officer

David Odenath........   Executive Vice President           None
751 Broad Street
Newark, NJ 07102

Scott Sleyster.......   Executive Vice President           None
280 Trumbull Street
Hartford, CT 06103

Stephen Pelletier....   Executive Vice President           None

Bernard B. Winograd..   Executive Vice President           None

Edward P. Baird......   Executive Vice President           None

Mark Salvacion.......   Senior Vice President, Secretary   None
                        and Chief Legal Officer

Michael J. McQuade...   Senior Vice President,             None
                        Comptroller and
                        Chief Financial Officer

C. Edward Chaplin....   Executive Vice President and       None
751 Broad Street        Treasurer
Newark, NJ 07102

Peter J. Boland......   Senior Vice President and          None
                        Director of Operations

(1) The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

                                     Net Underwriting       Compensation on    Brokerage
Name of Principal Underwriter   Discounts and Commissions      Redemption     Commissions   Compensation
-----------------------------   -------------------------   ---------------   -----------   ------------
Prudential Investment                  $111,101,992               $-0-            $-0-          $-0-
Management Services, LLC

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of

1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newark and the State of New Jersey, on this 21st day of April, 2006.

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        BY: PRUCO LIFE INSURANCE COMPANY
                                   (Depositor)


Attest: /s/ CLIFFORD E. KIRSCH              /s BERNARD J. JACOB
        ---------------------------------   ------------------------------------
        CLIFFORD E. KIRSCH                  BERNARD J. JACOB
        CHIEF LEGAL OFFICER AND SECRETARY   PRESIDENT

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              SIGNATURE AND TITLE


*
-----------------------------------------
JAMES J. AVERY JR.                          Date: April 21, 2006
VICE CHAIRMAN AND DIRECTOR


*
-----------------------------------------
BERNARD J. JACOB
PRESIDENT AND DIRECTOR


*
-----------------------------------------
JOHN CHIEFFO
VICE PRESIDENT, CHIEF ACCOUNTING OFFICER,
AND PRINCIPAL FINANCIAL OFFICER


*                                           *By  /s/ CLIFFORD E. KIRSCH
-----------------------------------------        -------------------------------
C. EDWARD CHAPLIN                                CLIFFORD E. KIRSCH
SENIOR VICE PRESIDENT AND DIRECTOR               (ATTORNEY-IN-FACT)


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HELEN M. GALT
DIRECTOR


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RONALD P. JOELSON
DIRECTOR


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DAVID R. ODENATH, JR.
DIRECTOR

                                  EXHIBIT INDEX

(5)(f)   Application ORD 113656

(9)      Opinion of Counsel.

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm